UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08236

Northern Funds

(Exact name of registrant as specified in charter)

50 South LaSalle Street

Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Lloyd A. Wennlund, President

Northern Funds

50 South LaSalle Street

Chicago, IL 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 557-2790

Date of fiscal year end: March 31

Date of reporting period: December 31, 2011

Item 1.	Schedule of Investments.

The registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

SCHEDULE OF INVESTMENTS

ENHANCED LARGE CAP FUND	DECEMBER 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.9%
Advertising - 0.8%
Omnicom Group, Inc.	2,179	$97

Aerospace/Defense - 3.4%
General Dynamics Corp.	2,090	139
Lockheed Martin Corp.	1,322	107
Northrop Grumman Corp.	1,682	98
Raytheon Co.	1,203	58
United Technologies Corp.	412	30

		432

Agriculture - 2.4%
Altria Group, Inc.	2,846	85
Philip Morris International, Inc.	2,779	218

		303

Apparel - 0.3%
NIKE, Inc., Class B	353	34

Auto Manufacturers - 0.5%
Ford Motor Co.*	5,760	62

Banks - 6.6%
Bank of New York Mellon (The) Corp.	1,273	25
Capital One Financial Corp.	2,310	98
Citigroup, Inc.	4,507	119
Goldman Sachs Group (The), Inc.	430	39
JPMorgan Chase & Co.	5,977	199
KeyCorp	12,401	95
Morgan Stanley	6,787	103
PNC Financial Services Group, Inc.	2,019	116
Wells Fargo & Co.	1,879	52

		846

Beverages - 1.6%
Coca-Cola (The) Co.	1,437	101
Constellation Brands, Inc., Class A*	4,257	88
Dr Pepper Snapple Group, Inc.	87	3
PepsiCo, Inc.	268	18

		210

Biotechnology - 1.2%
Amgen, Inc.	1,307	84
Gilead Sciences, Inc.*	1,607	66

		150

Chemicals - 1.7%
CF Industries Holdings, Inc.	534	77
Eastman Chemical Co.	476	19
PPG Industries, Inc.	1,119	93
Sigma-Aldrich Corp.	476	30

		219

Commercial Services - 1.4%
Apollo Group, Inc., Class A*	2,453	132
H&R Block, Inc.	397	7
Mastercard, Inc., Class A	92	34

		173

Computers - 8.0%
Accenture PLC, Class A	2,644	141
Apple, Inc.*	1,153	467
Cognizant Technology Solutions Corp., Class A*	497	32
Dell, Inc.*	6,868	100
International Business Machines Corp.	1,565	288

		1,028

Cosmetics/Personal Care - 0.7%
Procter & Gamble (The) Co.	1,326	88

Distribution/Wholesale - 1.0%
Genuine Parts Co.	1,520	93
W.W. Grainger, Inc.	212	40

		133

Diversified Financial Services - 0.3%
IntercontinentalExchange, Inc.*	265	32
SLM Corp.	514	7

		39

Electric - 3.2%
Ameren Corp.	2,683	89
DTE Energy Co.	929	51
Edison International	587	24
Entergy Corp.	1,289	94
Exelon Corp.	513	22
Integrys Energy Group, Inc.	1,035	56
NRG Energy, Inc.*	1,462	26
Public Service Enterprise Group, Inc.	1,323	44

		406

Electronics - 0.4%
Amphenol Corp., Class A	663	30
PerkinElmer, Inc.	1,264	25

		55

Engineering & Construction - 0.6%
Fluor Corp.	1,603	81

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

ENHANCED LARGE CAP FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.9% continued
Food - 2.1%
Campbell Soup Co.	2,643	$88
ConAgra Foods, Inc.	1,787	47
Kroger (The) Co.	4,085	99
Tyson Foods, Inc., Class A	1,351	28

		262

Forest Products & Paper - 0.7%
International Paper Co.	3,234	96

Healthcare - Products - 3.0%
Baxter International, Inc.	1,932	96
DENTSPLY International, Inc.	890	31
Edwards Lifesciences Corp.*	412	29
IDEXX Laboratories, Inc.*	383	29
Medtronic, Inc.	2,755	105
Stryker Corp.	637	32
Techne Corp.	408	28
Varian Medical Systems, Inc.*	531	36

		386

Healthcare - Services - 2.6%
Aetna, Inc.	121	5
Humana, Inc.	1,540	135
Mednax, Inc.*	458	33
UnitedHealth Group, Inc.	2,639	134
WellPoint, Inc.	326	21

		328

Household Products/Wares - 0.9%
Kimberly-Clark Corp.	1,492	110

Insurance - 3.4%
Aflac, Inc.	805	35
American International Group, Inc.*	404	9
Assurant, Inc.	2,291	94
Berkshire Hathaway, Inc., Class B*	530	40
Hartford Financial Services Group, Inc.	3,083	50
Prudential Financial, Inc.	750	38
Torchmark Corp.	2,089	91
Unum Group	3,900	82

		439

Internet - 1.7%
Amazon.com, Inc.*	155	27
Google, Inc., Class A*	265	171
priceline.com, Inc.*	50	23

		221

Iron/Steel - 0.3%
Nucor Corp.	1,005	40

Machinery - Diversified - 0.3%
Wabtec Corp.	533	37

Media - 2.4%
FactSet Research Systems, Inc.	349	30
Gannett Co., Inc.	5,753	77
McGraw-Hill (The) Cos., Inc.	2,173	98
Viacom, Inc., Class B	2,297	104

		309

Miscellaneous Manufacturing - 4.0%
3M Co.	1,631	133
Dover Corp.	1,630	95
General Electric Co.	4,972	89
Illinois Tool Works, Inc.	2,201	103
Parker Hannifin Corp.	1,147	87

		507

Office/Business Equipment - 0.1%
Pitney Bowes, Inc.	655	12

Oil & Gas - 10.0%
Chevron Corp.	2,665	284
ConocoPhillips	2,474	180
Exxon Mobil Corp.	5,607	475
Helmerich & Payne, Inc.	1,128	66
Marathon Oil Corp.	3,695	108
Tesoro Corp.*	3,481	82
Valero Energy Corp.	4,042	85

		1,280

Oil & Gas Services - 1.2%
Core Laboratories N.V.	274	31
National Oilwell Varco, Inc.	1,515	103
Schlumberger Ltd.	193	13

		147

Packaging & Containers - 0.3%
Sealed Air Corp.	2,482	43

Pharmaceuticals - 6.0%
Abbott Laboratories	1,335	75
Bristol-Myers Squibb Co.	5,228	184
Eli Lilly & Co.	3,102	129
Johnson & Johnson	1,749	115
Merck & Co., Inc.	516	19

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.9% continued
Pharmaceuticals - 6.0% continued
Pfizer, Inc.	11,535	$250

		772

Real Estate Investment Trusts - 1.6%
HCP, Inc.	2,475	102
Health Care REIT, Inc.	215	12
Kimco Realty Corp.	5,350	87

		201

Retail - 7.1%
Bed Bath & Beyond, Inc.*	542	31
CVS Caremark Corp.	1,043	43
Family Dollar Stores, Inc.	590	34
Gap (The), Inc.	4,385	81
Home Depot (The), Inc.	2,828	119
Limited Brands, Inc.	2,171	88
Macy’s, Inc.	3,113	100
McDonald’s Corp.	1,386	139
Panera Bread Co., Class A*	269	38
Walgreen Co.	3,749	124
Wal-Mart Stores, Inc.	1,802	108

		905

Semiconductors - 2.7%
Applied Materials, Inc.	3,218	34
Intel Corp.	9,701	235
KLA-Tencor Corp.	1,330	64
QUALCOMM, Inc.	102	6

		339

Software - 3.7%
CA, Inc.	1,492	30
Microsoft Corp.	11,175	290
Oracle Corp.	6,174	159

		479

Telecommunications - 5.2%
AT&T, Inc.	5,357	162
Cisco Systems, Inc.	9,131	165
Motorola Solutions, Inc.	2,096	97
NeuStar, Inc., Class A*	1,194	41
Verizon Communications, Inc.	4,810	193

		658

Transportation - 1.5%
C.H. Robinson Worldwide, Inc.	436	30
Expeditors International of Washington, Inc.	692	28
Norfolk Southern Corp.	1,394	102
United Parcel Service, Inc., Class B	409	30

		190

Total Common Stocks (Cost $10,917)		12,117

INVESTMENT COMPANIES - 5.2%
Northern Institutional Funds - Diversified Assets Portfolio (1) (2)	660,919	661

Total Investment Companies (Cost $661)		661

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT - TERM INVESTMENTS - 0.4%
U.S. Treasury Bill, 0.00%, 5/3/12(3)	$50	$50

Total Short-Term Investments (Cost $50)		50

Total Investments - 100.5% (Cost $11,628)		12,828

Liabilities less Other Assets - (0.5)%		(59)

NET ASSETS - 100.0%		$12,769

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(2)

At March 31, 2011, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $380,000 with net purchases of approximately $281,000 during the nine months ended December 31, 2011.

(3)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2011, the Enhanced Large Cap Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
E-mini S&P 500	11	$689	Long	3/12	$9

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

ENHANCED LARGE CAP FUND continued	DECEMBER 31, 2011 (UNAUDITED)

Federal Tax Information:

At December 31, 2011, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$11,791

Gross tax appreciation of investments	$1,413
Gross tax depreciation of investments	(376)

Net tax appreciation of investments	$1,037

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Enhanced Large Cap Fund’s investments, which are carried at fair value, as of December 31, 2011:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$12,117	(1)	$—	$—	$12,117
Investment Companies	661		—	—	661
Short-Term Investments	—		50	—	50

Total Investments	$12,778		$50	$—	$12,828

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At December 31, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

EQUITY FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

INCOME EQUITY FUND	DECEMBER 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 56.6%
Aerospace/Defense - 0.5%
General Dynamics Corp.	25,000	$1,660

Banks - 1.9%
Banco Santander S.A. ADR	252,218	1,897
JPMorgan Chase & Co.	79,550	2,645
Morgan Stanley	162,500	2,458

		7,000

Beverages - 1.2%
Coca-Cola (The) Co.	65,000	4,548

Chemicals - 1.3%
Dow Chemical (The) Co.	163,600	4,705

Computers - 1.2%
Accenture PLC, Class A	85,800	4,567

Cosmetics/Personal Care - 1.1%
Procter & Gamble (The) Co.	58,000	3,869

Electrical Components & Equipment - 0.7%
Emerson Electric Co.	55,000	2,562

Food - 4.0%
B&G Foods, Inc.	245,000	5,897
Kellogg Co.	70,000	3,540
Kraft Foods, Inc., Class A	144,500	5,399

		14,836

Healthcare - Products - 1.5%
Johnson & Johnson	85,000	5,574

Healthcare - Services - 1.4%
UnitedHealth Group, Inc.	100,000	5,068

Household Products/Wares - 1.3%
Kimberly-Clark Corp.	62,600	4,605

Insurance - 3.0%
Chubb (The) Corp.	88,000	6,091
Travelers (The) Cos., Inc.	85,000	5,030

		11,121

Media - 2.8%
Comcast Corp., Class A	200,000	4,742
Walt Disney (The) Co.	145,000	5,438

		10,180

Mining - 0.8%
Southern Copper Corp.	95,000	2,867

Miscellaneous Manufacturing - 4.0%
3M Co.	69,000	5,639
Eaton Corp.	120,000	5,224
General Electric Co.	205,000	3,672

		14,535

Office/Business Equipment - 1.0%
Xerox Corp.	455,000	3,622

Oil & Gas - 7.8%
Cenovus Energy, Inc.	100,000	3,320
Chevron Corp.	20,000	2,128
ConocoPhillips	65,000	4,737
Devon Energy Corp.	50,000	3,100
Encana Corp.	173,000	3,206
Marathon Oil Corp.	124,000	3,629
Marathon Petroleum Corp.	62,000	2,064
Occidental Petroleum Corp.	60,000	5,622
Transocean Ltd.	20,000	768

		28,574

Pharmaceuticals - 7.2%
Abbott Laboratories	77,000	4,330
Bristol-Myers Squibb Co.	140,000	4,934
GlaxoSmithKline PLC ADR	127,000	5,795
Merck & Co., Inc.	151,366	5,706
Pfizer, Inc.	255,000	5,518

		26,283

Real Estate Investment Trusts - 2.6%
Healthcare Realty Trust, Inc.	185,000	3,439
Rayonier, Inc.	135,750	6,059

		9,498

Retail - 3.0%
Home Depot (The), Inc.	150,000	6,306
J.C. Penney Co., Inc.	30,000	1,055
Target Corp.	73,000	3,739

		11,100

Savings & Loans - 1.5%
New York Community Bancorp, Inc.	450,000	5,566

Software - 1.8%
Activision Blizzard, Inc.	402,200	4,955
Microsoft Corp.	68,000	1,765

		6,720

Telecommunications - 3.8%
Cisco Systems, Inc.	172,500	3,119
Nokia OYJ ADR	415,000	2,000

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INCOME EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 56.6% continued
Telecommunications - 3.8% continued
Verizon Communications, Inc.	150,000	$6,018
Vodafone Group PLC ADR	100,000	2,803

		13,940

Toys, Games & Hobbies - 1.2%
Mattel, Inc.	165,000	4,580

Total Common Stocks (Cost $183,584)		207,580

CONVERTIBLE PREFERRED STOCKS - 5.9%
Auto Manufacturers - 0.3%
General Motors Co., 4.75%*	35,000	1,199

Computers - 0.5%
Unisys Corp., 6.25%*	29,600	1,794

Electric - 2.6%
Great Plains Energy, Inc., 12.00%*	95,000	6,316
NextEra Energy, Inc., 8.38%*	60,000	3,036

		9,352

Insurance - 1.0%
Hartford Financial Services Group, Inc., 7.25%*	199,097	3,739

Oil & Gas - 0.7%
Apache Corp., 6.00%*	48,000	2,605

Pharmaceuticals - 0.8%
Omnicare Capital Trust II, 4.00%*	66,900	3,032

Total Convertible Preferred Stocks (Cost $23,149)		21,721

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CONVERTIBLE BONDS - 30.7%
Aerospace/Defense - 0.8%
Alliant Techsystems,Inc.,
3.00%, 8/15/24	$3,000	$3,086

Beverages - 0.9%
Molson Coors Brewing Co.,
2.50%, 7/30/13	3,000	3,176

Biotechnology - 0.5%
Charles River Laboratories
International, Inc.,
2.25%, 6/15/13	2,000	1,947

Commercial Services - 2.0%
United Rentals, Inc.,
4.00%, 11/15/15	2,700	7,449

Computers - 3.4%
CACI International, Inc.,
2.13%, 5/1/14	6,000	7,050
SanDisk Corp.,
1.50%, 8/15/17	4,682	5,531

		12,581

Diversified Financial Services - 0.5%
Jefferies Group, Inc.,
3.88%, 11/1/29	2,172	1,765

Electrical Components & Equipment - 2.2%
EnerSys,
3.38%, 6/1/38	3,350	3,371
General Cable Corp.,
0.88%, 11/15/13	2,000	1,842
4.50%, 11/15/29	3,000	2,835

		8,048

Food - 2.1%
Tyson Foods, Inc.,
3.25%, 10/15/13	5,750	7,626

Healthcare - Products - 0.7%
Hologic, Inc.,
2.00%, 12/15/37	2,600	2,467

Healthcare - Services - 1.4%
LifePoint Hospitals, Inc.,
3.50%, 5/15/14	5,000	5,094

Home Builders - 1.3%
D.R. Horton, Inc.,
2.00%, 5/15/14	4,125	4,795

Insurance - 1.5%
Old Republic International Corp.,
8.00%, 5/15/12	5,500	5,438

Investment Companies - 1.5%
Fifth Street Finance Corp.,
5.38%, 4/1/16(1)	6,482	5,526

Iron/Steel - 0.8%
ArcelorMittal,
5.00%, 5/15/14	2,965	3,121

EQUITY FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CONVERTIBLE BONDS - 30.7% continued
Mining - 3.1%
Kaiser Aluminum Corp.,
4.50%, 4/1/15(1) (2)	$3,447	$4,037
Newmont Mining Corp.,
1.63%, 7/15/17	5,000	7,182

		11,219

Retail - 2.6%
Regis Corp.,
5.00%, 7/15/14	6,060	7,567
Sonic Automotive, Inc.,
5.00%, 10/1/29	1,350	1,796

		9,363

Semiconductors - 3.2%
Intel Corp.,
2.95%, 12/15/35	6,000	6,270
Lam Research Corp.,
1.25%, 5/15/18(1)	5,650	5,304

		11,574

Telecommunications - 2.2%
Comtech Telecommunications Corp.,
3.00%, 5/1/29	3,875	4,093
NII Holdings, Inc.,
3.13%, 6/15/12	4,000	4,020

		8,113

Total Convertible Bonds (Cost $103,872)		112,388

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 6.3%
Northern Institutional Funds -
Diversified Assets Portfolio (3) (4)	22,932,391	$22,932

Total Investment Companies (Cost $22,932)		22,932

Total Investments - 99.5% (Cost $333,537)		364,621

Other Assets less Liabilities - 0.5%		1,867
NET ASSETS - 100.0%		$366,488

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At December 31, 2011, the value of this restricted illiquid security amounts to approximately $4,037,000 or 1.1% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Kaiser Aluminum Corp.,
4.50%, 4/1/15	3/24/10 - 4/11/11	$4,168

(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(4)	At March 31, 2011, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $20,299,000 with net purchases of approximately $2,633,000 during the nine months ended December 31, 2011.
*	Non-Income Producing Security

Percentages	shown are based on Net Assets.

Federal Tax Information:

At December 31, 2011, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$333,119

Gross tax appreciation of investments	$52,149
Gross tax depreciation of investments	(20,647)

Net tax appreciation of investments	$31,502

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INCOME EQUITY FUND continued	DECEMBER 31, 2011 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Income Equity Fund’s investments, which are carried at fair value, as of December 31, 2011:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$207,580	(1)	$—		$—	$207,580
Convertible Preferred Stocks
Auto Manufacturers	1,199		—		—	1,199
Computers	1,794		—		—	1,794
Electric	9,352		—		—	9,352
Insurance	3,739		—		—	3,739
Oil & Gas	2,605		—		—	2,605
Pharmaceuticals	—		3,032		—	3,032
Convertible Bonds	—		112,388	(1)	—	112,388
Investment Companies	22,932		—		—	22,932

Total Investments	$249,201		$115,420		$—	$364,621

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At December 31, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

EQUITY FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY FUND	DECEMBER 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 92.8%
Australia - 0.7%
Alumina Ltd.	1,514,758	$1,722

Belgium - 2.4%
Anheuser-Busch InBev N.V.	93,863	5,733

Brazil - 3.2%
Petroleo Brasileiro S.A. ADR	126,474	3,143
Vale S.A. ADR	205,542	4,409

		7,552

Canada - 0.9%
Trican Well Service Ltd.	123,654	2,130

China - 1.0%
Bank of China Ltd., Class H	6,272,845	2,315

Denmark - 1.0%
Christian Hansen Holding A/S	107,772	2,346

Egypt - 0.4%
Orascom Construction Industries GDR	30,689	1,040

France - 8.5%
ArcelorMittal	242,152	4,418
BNP Paribas S.A.	63,209	2,475
Bouygues S.A.	141,285	4,433
Danone	57,164	3,591
Societe Generale S.A.	91,657	2,034
Total S.A.	60,170	3,071

		20,022

Germany - 10.2%
Adidas A.G.	34,975	2,275
Allianz S.E. (Registered)	29,607	2,829
Deutsche Bank A.G. (Registered)	79,682	3,012
E.ON A.G.	34,164	734
GEA Group A.G.	110,856	3,135
Infineon Technologies A.G.	329,879	2,483
SAP A.G.	92,459	4,889
Siemens A.G. (Registered)	50,564	4,836

		24,193

Hong Kong - 0.6%
AIA Group Ltd.	469,050	1,462

India - 0.6%
Sterlite Industries India Ltd. ADR	199,469	1,382

Ireland - 2.0%
WPP PLC	293,722	3,068
XL Group PLC	84,885	1,678

		4,746

Japan - 11.9%
Canon, Inc.	98,779	4,371
Kansai Electric Power (The) Co., Inc.	104,900	1,610
Kawasaki Heavy Industries Ltd.	802,000	1,997
Kubota Corp.	282,300	2,362
Mitsubishi UFJ Financial Group, Inc.	1,077,948	4,573
Mitsui & Co. Ltd.	216,800	3,365
NTT DoCoMo, Inc.	1,939	3,562
Shimano, Inc.	60,448	2,934
Tokio Marine Holdings, Inc.	145,100	3,210

		27,984

Netherlands - 5.9%
ASML Holding N.V.	113,293	4,748
Koninklijke Vopak N.V.	57,008	3,003
Royal Dutch Shell PLC, Class B	159,550	6,072

		13,823

Norway - 0.5%
TGS Nopec Geophysical Co. ASA	54,695	1,209

Portugal - 1.3%
Jeronimo Martins SGPS S.A.*	179,717	2,968

Singapore - 1.2%
DBS Group Holdings Ltd.	320,156	2,836

South Korea - 3.9%
Hyundai Motor Co.	25,457	4,714
Samsung Electronics Co. Ltd.	5,000	4,593

		9,307

Spain - 1.3%
Banco Santander S.A.	401,791	3,036

Sweden - 2.5%
Husqvarna AB, Class B	612,119	2,812
Telefonaktiebolaget LM Ericsson, Class B	307,843	3,127

		5,939

Switzerland - 10.2%
ABB Ltd. (Registered)*	66,229	1,246
Credit Suisse Group A.G. (Registered)*	115,350	2,706
Givaudan S.A. (Registered)*	2,568	2,437
Novartis A.G. (Registered)	108,236	6,183
Roche Holding A.G. (Genusschein)	35,698	6,037
Syngenta A.G. (Registered)*	7,090	2,087

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 92.8% continued
Switzerland - 10.2% continued
Xstrata PLC	218,724	$3,294

		23,990

United Kingdom - 17.7%
BAE Systems PLC	349,098	1,539
Barclays PLC	1,612,224	4,367
BP PLC	270,199	1,927
Compass Group PLC	432,562	4,096
GlaxoSmithKline PLC	185,949	4,240
Pearson PLC	233,903	4,380
Prudential PLC	526,679	5,189
Rolls-Royce Holdings PLC*	135,803	1,569
Standard Chartered PLC	193,808	4,220
Vodafone Group PLC	2,120,086	5,886
Weir Group (The) PLC	143,141	4,490

		41,903

United States - 4.9%
Mead Johnson Nutrition Co.	43,597	2,997
NII Holdings, Inc.*	126,337	2,691
Schlumberger Ltd.	53,232	3,636
Virgin Media, Inc.	100,296	2,144

		11,468

Total Common Stocks (1) (Cost $221,605)		219,106

PREFERRED STOCKS - 4.0%
Brazil - 2.2%
Itau Unibanco Holding S.A. ADR	279,757	5,192

Germany - 1.8%
Volkswagen A.G.	28,148	4,210
Total Preferred Stocks (1) (Cost $11,163)		9,402

INVESTMENT COMPANIES - 1.3%
Northern Institutional Diversified Assets Portfolio (2) (3)	3,064,093	3,064

Total Investment Companies (Cost $3,064)		3,064

Total Investments - 98.1% (Cost $235,832)		231,572

Other Assets less Liabilities - 1.9%		4,579

NET ASSETS - 100.0%		$236,151

(1)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(3)	At March 31, 2011, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $6,241,000 with net sales of approximately $3,177,000 during the nine months ended December 31, 2011.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2011, the industry sectors for the International Equity Fund were:

INDUSTRY SECTOR	% OF LONG TERM INVESTMENTS
Consumer Discretionary	13.4%
Consumer Staples	6.7
Energy	9.3
Financials	22.4
Health Care	7.2
Industrials	14.4
Information Technology	10.6
Materials	9.7
Telecommunication Services	5.3
Utilities	1.0

Total	100.0%

EQUITY FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

At December 31, 2011, the International Equity Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	29.7%
British Pound	23.8
United States Dollar	12.4
Japanese Yen	12.2
Swiss Franc	9.1
All other currencies less than 5%	12.8

Total	100.0%

Federal Tax Information:

At December 31, 2011, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$241,919

Gross tax appreciation of investments	$25,596
Gross tax depreciation of investments	(35,943)

Net tax depreciation of investments	$(10,347)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2011 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the International Equity Fund’s investments, which are carried at fair value, as of December 31, 2011:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Consumer Discretionary	$2,145	$24,279	$—	$26,424
Consumer Staples	2,997	12,291	—	15,288
Energy	8,909	12,279	—	21,188
Financials	1,678	44,264	—	45,942
Health Care	—	16,460	—	16,460
Industrials	—	33,016	—	33,016
Information Technology	—	24,210	—	24,210
Materials	5,791	16,304	—	22,095
Telecommunication Services	2,691	9,448	—	12,139
Utilities	—	2,344	—	2,344
Preferred Stocks
Consumer Discretionary	—	4,210	—	4,210
Financials	5,192	—	—	5,192
Investment Companies	3,064	—	—	3,064

Total Investments	$32,467	$199,105	$—	$231,572

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At December 31, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

NORTHERN FUNDS QUARTERLY REPORT    11    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP EQUITY FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%
Agriculture - 3.1%
Philip Morris International, Inc.	51,093	$4,010

Auto Parts & Equipment - 1.7%
Delphi Automotive PLC*	21,829	470
Johnson Controls, Inc.	55,534	1,736

		2,206

Banks - 8.1%
Citigroup, Inc.	60,648	1,596
JPMorgan Chase & Co.	105,299	3,501
U.S. Bancorp	95,830	2,592
Wells Fargo & Co.	101,432	2,795

		10,484

Beverages - 2.0%
Anheuser-Busch InBev N.V. ADR	27,779	1,694
Dr Pepper Snapple Group, Inc.	22,567	891

		2,585

Biotechnology - 2.7%
Celgene Corp.*	27,035	1,828
Gilead Sciences, Inc.*	40,833	1,671

		3,499

Coal - 0.4%
Arch Coal, Inc.	34,090	495

Computers - 9.1%
Apple, Inc.*	14,995	6,073
EMC Corp.*	117,529	2,532
International Business Machines Corp.	9,611	1,767
Teradata Corp.*	27,280	1,323

		11,695

Cosmetics/Personal Care - 2.1%
Procter & Gamble (The) Co.	40,018	2,670

Diversified Financial Services - 1.2%
Discover Financial Services	64,976	1,559

Electric - 3.0%
Dominion Resources, Inc.	24,742	1,314
Southern (The) Co.	56,540	2,617

		3,931

Electronics - 2.5%
Honeywell International, Inc.	31,279	1,700
TE Connectivity Ltd.	50,820	1,566

		3,266

Healthcare - Products - 3.3%
Baxter International, Inc.	43,608	2,158
Covidien PLC	46,460	2,091

		4,249

Healthcare - Services - 2.3%
Humana, Inc.	11,771	1,031
UnitedHealth Group, Inc.	38,629	1,958

		2,989

Insurance - 2.7%
CNO Financial Group, Inc.*	339,096	2,140
MGIC Investment Corp.*	122,477	457
Unum Group	40,698	857

		3,454

Internet - 1.9%
F5 Networks, Inc.*	7,938	842
Google, Inc., Class A*	2,497	1,613

		2,455

Media - 2.7%
Comcast Corp., Class A	72,284	1,714
Walt Disney (The) Co.	47,365	1,776

		3,490

Metal Fabrication/Hardware - 1.3%
Precision Castparts Corp.	10,119	1,667

Mining - 1.8%
BHP Billiton Ltd. ADR	16,024	1,132
Freeport-McMoRan Copper & Gold, Inc.	32,715	1,203

		2,335

Miscellaneous Manufacturing - 5.3%
Dover Corp.	33,340	1,935
General Electric Co.	277,754	4,975

		6,910

Oil & Gas - 8.7%
Apache Corp.	11,454	1,038
Chevron Corp.	36,441	3,877
Exxon Mobil Corp.	44,424	3,765
Noble Energy, Inc.	14,498	1,369
Suncor Energy, Inc.	42,700	1,231

		11,280

Oil & Gas Services - 2.3%
National Oilwell Varco, Inc.	18,844	1,281

EQUITY FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9% continued
Oil & Gas Services - 2.3% continued
Schlumberger Ltd.	24,901	$1,701

		2,982

Pharmaceuticals - 7.4%
Express Scripts, Inc.*	44,482	1,988
McKesson Corp.	20,629	1,607
Mead Johnson Nutrition Co.	23,291	1,601
Merck & Co., Inc.	59,754	2,252
Pfizer, Inc.	98,648	2,135

		9,583

Pipelines - 1.1%
Spectra Energy Corp.	44,694	1,374

Retail - 9.2%
CVS Caremark Corp.	50,670	2,066
Darden Restaurants, Inc.	39,839	1,816
Dick’s Sporting Goods, Inc.	36,517	1,347
Guess?, Inc.	37,455	1,117
Nordstrom, Inc.	29,985	1,491
Target Corp.	36,449	1,867
TJX Cos., Inc.	33,607	2,169

		11,873

Semiconductors - 2.9%
QUALCOMM, Inc.	41,277	2,258
Xilinx, Inc.	47,116	1,510

		3,768

Software - 3.2%
Citrix Systems, Inc.*	22,773	1,383
Oracle Corp.	107,562	2,759

		4,142

Telecommunications - 5.3%
AT&T, Inc.	83,923	2,538
CenturyLink, Inc.	51,487	1,915
Cisco Systems, Inc.	133,178	2,408

		6,861

Transportation - 1.6%
Kansas City Southern*	30,062	2,045

Total Common Stocks (Cost $113,353)		127,857

INVESTMENT COMPANIES - 1.0%
Northern Institutional Funds - Diversified Assets Portfolio (1) (2)	1,243,575	1,244

Total Investment Companies (Cost $1,244)		1,244

Total Investments - 99.9% (Cost $114,597)		129,101

Other Assets less Liabilities - 0.1%		108

NET ASSETS - 100.0%		$129,209

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(2)	At March 31, 2011, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $1,502,000 with net sales of approximately $258,000 during the nine months ended December 31, 2011.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

Federal Tax Information:

At December 31, 2011, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$116,687

Gross tax appreciation of investments	$18,985
Gross tax depreciation of investments	(6,571)

Net tax appreciation of investments	$12,414

NORTHERN FUNDS QUARTERLY REPORT    13    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP EQUITY FUND continued	DECEMBER 31, 2011 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Large Cap Equity Fund’s investments, which are carried at fair value, as of December 31, 2011:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$127,857	(1)	$—	$—	$127,857
Investment Companies	1,244		—	—	1,244

Total Investments	$129,101		$—	$—	$129,101

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At December 31, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

EQUITY FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

LARGE CAP GROWTH FUND	DECEMBER 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.0%
Aerospace/Defense - 2.4%
Boeing (The) Co.	12,985	$952
United Technologies Corp.	14,510	1,061

		2,013

Apparel - 3.3%
Coach, Inc.	15,470	944
Deckers Outdoor Corp.*	7,488	566
NIKE, Inc., Class B	12,908	1,244

		2,754

Auto Parts & Equipment - 2.0%
Johnson Controls, Inc.	53,835	1,683

Beverages - 2.1%
Green Mountain Coffee Roasters, Inc.*	6,899	309
PepsiCo, Inc.	21,266	1,411

		1,720

Biotechnology - 3.9%
Alexion Pharmaceuticals, Inc.*	15,365	1,099
Biogen Idec, Inc.*	8,165	898
Celgene Corp.*	18,685	1,263

		3,260

Chemicals - 3.1%
Air Products & Chemicals, Inc.	8,675	739
E.I. du Pont de Nemours & Co.	19,550	895
Monsanto Co.	13,775	965

		2,599

Commercial Services - 0.9%
Mastercard, Inc., Class A	2,031	757

Computers - 11.9%
Apple, Inc.*	11,325	4,587
Cognizant Technology Solutions Corp.,
Class A*	24,262	1,560
EMC Corp.*	61,230	1,319
International Business Machines Corp.	8,775	1,613
Teradata Corp.*	15,730	763

		9,842

Cosmetics/Personal Care - 0.9%
Estee Lauder (The) Cos., Inc., Class A	6,390	718

Distribution/Wholesale - 0.8%
WW Grainger, Inc.	3,434	643

Diversified Financial Services - 3.0%
American Express Co.	33,715	1,590
IntercontinentalExchange, Inc.*	7,349	886

		2,476

Electronics - 1.2%
Trimble Navigation Ltd.*	23,235	1,008

Environmental Control - 1.0%
Stericycle, Inc.*	10,645	829

Food - 1.5%
Whole Foods Market, Inc.	17,920	1,247

Healthcare - Products - 2.9%
Covidien PLC	16,225	730
Intuitive Surgical, Inc.*	3,614	1,674

		2,404

Internet - 8.2%
Amazon.com, Inc.*	12,115	2,097
F5 Networks, Inc.*	4,825	512
Google, Inc., Class A*	4,760	3,075
priceline.com, Inc.*	2,371	1,109

		6,793

Machinery - Diversified - 3.1%
Cummins, Inc.	13,885	1,222
Deere & Co.	17,715	1,370

		2,592

Media - 2.4%
DIRECTV, Class A*	18,305	783
Walt Disney (The) Co.	32,030	1,201

		1,984

Metal Fabrication/Hardware - 1.4%
Precision Castparts Corp.	7,126	1,174

Mining - 1.2%
BHP Billiton Ltd. ADR	8,085	571
Freeport-McMoRan Copper & Gold, Inc.	11,965	440

		1,011

Miscellaneous Manufacturing - 2.6%
Danaher Corp.	33,265	1,565
Polypore International, Inc.*	14,213	625

		2,190

Oil & Gas - 2.9%
Apache Corp.	11,510	1,042

NORTHERN FUNDS QUARTERLY REPORT    15    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP GROWTH FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.0% continued
Oil & Gas - 2.9% continued
Exxon Mobil Corp.	16,065	$1,362

		2,404

Oil & Gas Services - 5.0%
Halliburton Co.	12,125	419
National Oilwell Varco, Inc.	24,730	1,681
Schlumberger Ltd.	29,980	2,048

		4,148

Pharmaceuticals - 2.9%
Abbott Laboratories	20,535	1,155
Allergan, Inc.	7,650	671
Perrigo Co.	6,145	598

		2,424

Retail - 9.4%
Costco Wholesale Corp.	10,995	916
Dick’s Sporting Goods, Inc.	24,890	918
Dollar Tree, Inc.*	10,010	832
Lululemon Athletica, Inc.*	17,855	833
McDonald’s Corp.	13,060	1,310
Starbucks Corp.	34,315	1,579
Tiffany & Co.	20,970	1,390

		7,778

Semiconductors - 3.6%
ARM Holdings PLC ADR	30,735	851
QUALCOMM, Inc.	39,690	2,171

		3,022

Software - 6.8%
Autodesk, Inc.*	19,050	578
Cerner Corp.*	17,981	1,102
Citrix Systems, Inc.*	21,530	1,307
Informatica Corp.*	11,180	413
Oracle Corp.	23,590	605
Red Hat, Inc.*	17,610	727
Salesforce.com, Inc.*	8,585	871

		5,603

Telecommunications - 1.7%
Acme Packet, Inc.*	14,475	448
American Tower Corp., Class A*	15,985	959

		1,407

Transportation - 1.9%
Kansas City Southern*	23,028	1,566

Total Common Stocks (Cost $71,796)		78,049

INVESTMENT COMPANIES - 4.0%
Northern Institutional Funds - Diversified Assets Portfolio (1) (2)	3,303,663	3,304

Total Investment Companies (Cost $3,304)		3,304

Total Investments - 98.0% (Cost $75,100)		81,353

Other Assets less Liabilities - 2.0%		1,662

NET ASSETS - 100.0%		$83,015

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(2)

At March 31, 2011, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $1,143,000 with net purchases of approximately $2,161,000 during the nine months ended December 31, 2011.

*	Non-Income Producing Security

Percentages	shown are based on Net Assets.

Federal Tax Information:

At December 31, 2011, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$75,250

Gross tax appreciation of investments	$8,514
Gross tax depreciation of investments	(2,411)

Net tax appreciation of investments	$6,103

EQUITY FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Large Cap Growth Fund’s investments, which are carried at fair value, as of December 31, 2011:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$78,049	(1)	$—	$—	$78,049
Investment Companies	3,304		—	—	3,304

Total Investments	$81,353		$—	$—	$81,353

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At December 31, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

NORTHERN FUNDS QUARTERLY REPORT    17    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP VALUE FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 100.0%
Advertising - 2.4%
Omnicom Group, Inc.	67,305	$3,000

Aerospace/Defense - 3.0%
Boeing (The) Co.	50,300	3,690

Agriculture - 1.5%
Philip Morris International, Inc.	23,660	1,857

Auto Parts & Equipment - 0.9%
Johnson Controls, Inc.	34,310	1,073

Banks - 8.1%
Bank of New York Mellon (The) Corp.	92,105	1,834
Goldman Sachs Group (The), Inc.	22,400	2,025
JPMorgan Chase & Co.	86,970	2,892
Wells Fargo & Co.	117,315	3,233

		9,984

Beverages - 2.4%
Coca-Cola (The) Co.	16,815	1,177
PepsiCo, Inc.	26,335	1,747

		2,924

Building Materials - 1.5%
Masco Corp.	174,425	1,828

Chemicals - 2.1%
Dow Chemical (The) Co.	90,965	2,616

Computers - 4.1%
Apple, Inc.*	3,190	1,292
Dell, Inc.*	158,130	2,313
SanDisk Corp.*	30,015	1,477

		5,082

Diversified Financial Services - 6.6%
BlackRock, Inc.	19,090	3,402
CME Group, Inc.	8,855	2,158
Invesco Ltd.	128,680	2,585

		8,145

Food - 0.9%
Kraft Foods, Inc., Class A	31,350	1,171

Healthcare - Products - 2.6%
Medtronic, Inc.	83,960	3,211

Housewares - 2.7%
Newell Rubbermaid, Inc.	209,950	3,391

Insurance - 7.2%
Allstate (The) Corp.	97,445	2,671
MetLife, Inc.	101,505	3,165
Prudential Financial, Inc.	61,025	3,058

		8,894

Investment Companies - 2.0%
KKR & Co. L.P.	193,260	2,480

Mining - 0.8%
Freeport-McMoRan Copper & Gold, Inc.	27,470	1,011

Miscellaneous Manufacturing - 3.7%
3M Co.	21,780	1,780
General Electric Co.	152,725	2,735

		4,515

Oil & Gas - 8.7%
Chevron Corp.	37,270	3,966
Ensco PLC ADR	55,245	2,592
Exxon Mobil Corp.	49,625	4,206

		10,764

Oil & Gas Services - 4.1%
Baker Hughes, Inc.	48,405	2,354
Schlumberger Ltd.	38,820	2,652

		5,006

Pharmaceuticals - 12.7%
Abbott Laboratories	43,540	2,448
Johnson & Johnson	33,295	2,183
Merck & Co., Inc.	79,325	2,991
Pfizer, Inc.	159,080	3,443
Sanofi ADR	59,625	2,179
Teva Pharmaceutical Industries Ltd. ADR	59,990	2,421

		15,665

Retail - 3.9%
Staples, Inc.	150,870	2,095
Wal-Mart Stores, Inc.	46,465	2,777

		4,872

Savings & Loans - 2.0%
New York Community Bancorp, Inc.	203,830	2,521

Semiconductors - 5.6%
Applied Materials, Inc.	125,585	1,345
Intel Corp.	153,420	3,721
QUALCOMM, Inc.	33,715	1,844

		6,910

Software - 2.8%
Microsoft Corp.	133,650	3,470

EQUITY FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 100.0% continued
Telecommunications - 7.7%
AT&T, Inc.	112,195	$3,393
Cisco Systems, Inc.	190,845	3,451
Vodafone Group PLC ADR	94,875	2,659

		9,503

Total Common Stocks (Cost $113,668)		123,583

INVESTMENT COMPANIES - 0.0%
Northern Institutional Funds - Diversified Assets Portfolio (1) (2)	53,092	53

Total Investment Companies (Cost $53)		53

Total Investments - 100.0% (Cost $113,721)		123,636

Other Assets less Liabilities - 0.0%		13

NET ASSETS - 100.0%		$123,649

(1)	At March 31, 2011, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $1,148,000 with net sales of approximately $1,095,000 during the nine months ended December 31, 2011.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
*	Non-Income Producing Security

Percentages	shown are based on Net Assets.

Federal Tax Information:

At December 31, 2011, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$114,279

Gross tax appreciation of investments	$14,282
Gross tax depreciation of investments	(4,925)

Net tax appreciation of investments	$9,357

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Large Cap Value Fund’s investments, which are carried at fair value, as of December 31, 2011:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$123,583	(1)	$—	$—	$123,583
Investment Companies	53		—	—	53

Total Investments	$123,636		$—	$—	$123,636

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At December 31, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

NORTHERN FUNDS QUARTERLY REPORT    19    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%
Advertising - 0.1%
Harte-Hanks, Inc.	7,705	$70
Marchex, Inc., Class B	3,616	23

		93

Aerospace/Defense - 1.6%
AAR Corp.	4,383	84
Aerovironment, Inc.*	1,301	41
Astronics Corp.*	3,265	117
Astronics Corp., Class B*	126	5
Breeze-Eastern Corp.*	6,755	54
Cubic Corp.	4,347	190
Curtiss-Wright Corp.	5,945	210
Ducommun, Inc.	3,195	41
Esterline Technologies Corp.*	3,508	196
GenCorp, Inc.*	14,157	75
HEICO Corp.	6,017	352
Kaman Corp.	4,468	122
Kratos Defense & Security Solutions, Inc.*	598	4
LMI Aerospace, Inc.*	1,839	32
Moog, Inc., Class A*	6,581	289
National Presto Industries, Inc.	1,005	94
Orbital Sciences Corp.*	6,814	99
SIFCO Industries, Inc.	560	11
Teledyne Technologies, Inc.*	5,864	322
Triumph Group, Inc.	5,208	304

		2,642

Agriculture - 0.4%
Alico, Inc.	1,231	24
Alliance One International, Inc.*	11,039	30
Andersons (The), Inc.	3,586	156
Cadiz, Inc.*	4,650	45
Griffin Land & Nurseries, Inc.	165	4
Tejon Ranch Co.*	3,066	75
Universal Corp.	3,783	174
Vector Group Ltd.	7,637	136

		644

Airlines - 0.5%
Alaska Air Group, Inc.*	5,246	394
Allegiant Travel Co.*	3,076	164
Hawaiian Holdings, Inc.*	2,020	11
JetBlue Airways Corp.*	26,496	138
Republic Airways Holdings, Inc.*	1,736	6
Skywest, Inc.	8,579	108
US Airways Group, Inc.*	20,300	103

		924

Apparel - 1.2%
Carter’s, Inc.*	6,415	255
Cherokee, Inc.	595	7
Columbia Sportswear Co.	2,778	129
Crocs, Inc.*	4,300	64
Delta Apparel, Inc.*	1,500	29
G-III Apparel Group Ltd.*	2,323	58
Iconix Brand Group, Inc.*	10,472	171
Jones Group (The), Inc.	9,600	101
K-Swiss, Inc., Class A*	2,620	8
Maidenform Brands, Inc.*	595	11
Oxford Industries, Inc.	3,067	138
Perry Ellis International, Inc.*	2,898	41
Quiksilver, Inc.*	22,523	81
Skechers U.S.A., Inc., Class A*	4,366	53
Steven Madden Ltd.*	3,952	136
Superior Uniform Group, Inc.	4,114	51
True Religion Apparel, Inc.*	4,777	165
Unifi, Inc.*	2,620	20
Warnaco Group (The), Inc.*	5,069	254
Weyco Group, Inc.	714	18
Wolverine World Wide, Inc.	8,288	295

		2,085

Auto Manufacturers - 0.0%
Wabash National Corp.*	8,600	67

Auto Parts & Equipment - 0.7%
American Axle & Manufacturing Holdings, Inc.*	3,179	31
Amerigon, Inc.*	1,002	14
Cooper Tire & Rubber Co.	9,175	129
Dana Holding Corp.*	21,911	266
Dorman Products, Inc.*	2,311	85
Exide Technologies*	7,100	19
Fuel Systems Solutions, Inc.*	5,570	92
Meritor, Inc.*	2,342	12
Miller Industries, Inc.	3,827	60
Modine Manufacturing Co.*	7,952	75
Spartan Motors, Inc.	1,467	7
Standard Motor Products, Inc.	1,588	32
Superior Industries International, Inc.	5,232	87
Tenneco, Inc.*	7,315	218

EQUITY FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3% continued
Auto Parts & Equipment - 0.7% continued
Titan International, Inc.	5,332	$104

		1,231

Banks - 5.3%
1st Source Corp.	6,125	155
Alliance Bancorp, Inc. of Pennsylvania	609	7
Alliance Financial Corp.	161	5
American National Bankshares, Inc.	2,917	57
Ameris Bancorp*	888	9
Ames National Corp.	2,887	56
Arrow Financial Corp.	2,985	70
Banco Latinoamericano de Comercio Exterior S.A., Class E	2,605	42
Bancorp (The), Inc.*	1,588	11
Bancorp Rhode Island, Inc.	153	6
BancorpSouth, Inc.	11,300	124
Bank of Marin Bancorp	162	6
Bank of South Carolina Corp.	200	2
Bank of the Ozarks, Inc.	3,176	94
Banner Corp.	208	4
Bar Harbor Bankshares	1,886	57
BBCN Bancorp, Inc.*	1,010	10
BCB Bancorp, Inc.	714	7
Berkshire Bancorp, Inc.*	321	2
Boston Private Financial Holdings, Inc.	2,905	23
Bryn Mawr Bank Corp.	3,565	69
Camden National Corp.	893	29
Capital City Bank Group, Inc.	4,376	42
Cardinal Financial Corp.	1,290	14
Cass Information Systems, Inc.	180	7
Cathay General Bancorp	8,457	126
Center Bancorp, Inc.	6,132	60
Centerstate Banks, Inc.	720	5
Century Bancorp, Inc., Class A	2,810	79
Chemical Financial Corp.	5,022	107
Citizens & Northern Corp.	738	14
City Holding Co.	2,918	99
CoBiz Financial, Inc.	1,764	10
Columbia Banking System, Inc.	3,628	70
Commercial National Financial Corp.	121	3
Community Bank System, Inc.	3,471	96
Community Trust Bancorp, Inc.	2,743	81
CVB Financial Corp.	14,771	148
Eagle Bancorp, Inc.*	4,376	64
Enterprise Bancorp, Inc.	705	10
Enterprise Financial Services Corp.	862	13
Farmers Capital Bank Corp.*	712	3
Fidelity Southern Corp.	1,755	11
Financial Institutions, Inc.	4,069	66
First Bancorp	893	10
First Bancorp, Inc.	3,483	53
First Busey Corp.	16,787	84
First Citizens BancShares, Inc., Class A	400	70
First Community Bancshares, Inc.	4,962	62
First Financial Bancorp	7,825	130
First Financial Bankshares, Inc.	3,274	109
First Financial Corp.	3,071	102
First Horizon National Corp. - (Fractional Shares)*	38,609	—
First Merchants Corp.	1,310	11
First Midwest Bancorp, Inc.	8,569	87
First of Long Island (The) Corp.	2,630	69
First South Bancorp, Inc.*	560	2
FirstMerit Corp.	13,525	205
FNB Corp.	15,525	176
German American Bancorp, Inc.	441	8
Glacier Bancorp, Inc.	8,599	103
Great Southern Bancorp, Inc.	6,276	148
Guaranty Bancorp*	5,241	8
Hancock Holding Co.	8,313	266
Hanmi Financial Corp.*	162	1
Hawthorn Bancshares, Inc.	588	4
Heartland Financial USA, Inc.	712	11
Heritage Financial Corp.	705	9
IBERIABANK Corp.	3,659	180
Independent Bank Corp.	3,781	103
International Bancshares Corp.	5,836	107
Jeffersonville Bancorp	214	2
Lakeland Bancorp, Inc.	7,651	66
Lakeland Financial Corp.	1,159	30
MainSource Financial Group, Inc.	1,292	11
MB Financial, Inc.	6,690	114
Merchants Bancshares, Inc.	2,640	77
Metro Bancorp, Inc.*	873	7
Middleburg Financial Corp.	2,778	40
Midsouth Bancorp, Inc.	856	11
MidWestOne Financial Group, Inc.	564	8
National Bankshares, Inc.	2,038	57
NBT Bancorp, Inc.	5,225	116
Northrim BanCorp, Inc.	3,199	56

NORTHERN FUNDS QUARTERLY REPORT    21    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3% continued
Banks - 5.3% continued
Norwood Financial Corp.	2,051	$56
Ohio Valley Banc Corp.	813	15
Old National Bancorp	10,171	118
Oriental Financial Group, Inc.	8,227	100
Orrstown Financial Services, Inc.	1,886	16
Pacific Capital Bancorp N.A.*	186	5
Pacific Continental Corp.	873	8
PacWest Bancorp	5,197	98
Park National Corp.	2,200	143
Peapack Gladstone Financial Corp.	720	8
Peoples Bancorp, Inc.	893	13
Peoples Financial Corp.	421	4
Pinnacle Financial Partners, Inc.*	4,962	80
Porter Bancorp, Inc.	723	2
Premier Financial Bancorp, Inc.*	1,020	5
PrivateBancorp, Inc.	5,376	59
Prosperity Bancshares, Inc.	5,962	241
QCR Holdings, Inc.	716	6
Renasant Corp.	2,320	35
Republic Bancorp, Inc., Class A	1,607	37
Republic First Bancorp, Inc.*	1,598	2
S&T Bancorp, Inc.	5,240	102
S.Y. Bancorp, Inc.	2,913	60
Sandy Spring Bancorp, Inc.	4,366	77
Savannah Bancorp (The), Inc.*	712	3
SCBT Financial Corp.	4,329	126
Seacoast Banking Corp. of Florida*	4,639	7
Shore Bancshares, Inc.	893	5
Sierra Bancorp	893	8
Signature Bank*	5,002	300
Simmons First National Corp., Class A	2,926	80
Southern National Bancorp of Virginia, Inc.*	712	4
Southside Bancshares, Inc.	3,069	66
Southwest Bancorp, Inc.*	887	5
State Bancorp, Inc.	712	9
StellarOne Corp.	1,326	15
Sterling Bancorp	1,011	9
Sterling Financial Corp.*	3,900	65
Suffolk Bancorp*	714	8
Sun Bancorp, Inc.*	1,877	4
Susquehanna Bancshares, Inc.	16,685	140
SVB Financial Group*	4,949	236
Synovus Financial Corp.	85,600	121
Texas Capital Bancshares, Inc.*	2,900	89
Tompkins Financial Corp.	2,709	104
Tower Bancorp, Inc.	1,588	45
TowneBank	1,611	20
Trico Bancshares	3,339	47
Trustco Bank Corp. NY	9,745	55
Trustmark Corp.	6,996	170
UMB Financial Corp.	5,241	195
Umpqua Holdings Corp.	15,574	193
Union First Market Bankshares Corp.	893	12
United Bancorp, Inc.	714	6
United Bankshares, Inc.	6,115	173
United Community Bancorp	1,021	6
United Community Banks, Inc.*	6,375	45
Univest Corp. of Pennsylvania	595	9
Washington Banking Co.	705	8
Washington Trust Bancorp, Inc.	3,917	93
Webster Financial Corp.	6,847	140
WesBanco, Inc.	2,765	54
West Bancorporation, Inc.	1,175	11
Westamerica Bancorporation	3,637	160
Western Alliance Bancorp*	1,870	12
Wilshire Bancorp, Inc.*	744	3
Wintrust Financial Corp.	3,066	86
Yadkin Valley Financial Corp.*	2,334	4

		8,927

Beverages - 0.3%
Boston Beer (The) Co., Inc., Class A*	893	97
Central European Distribution Corp.*	9,900	43
Coca-Cola Bottling Co. Consolidated	1,872	110
Craft Brewers Alliance, Inc.*	8,200	49
Farmer Bros. Co.	7,389	56
National Beverage Corp.*	3,332	54
Peet’s Coffee & Tea, Inc.*	2,230	140

		549

Biotechnology - 1.8%
Acorda Therapeutics, Inc.*	7,095	169
Affymax, Inc.*	1,913	13
Amylin Pharmaceuticals, Inc.*	18,700	213
Arena Pharmaceuticals, Inc.*	5,531	10
Ariad Pharmaceuticals, Inc.*	22,055	270
Arqule, Inc.*	2,306	13
Astex Pharmaceuticals*	2,027	4
BioCryst Pharmaceuticals, Inc.*	1,177	3

EQUITY FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3% continued
Biotechnology - 1.8% continued
Cambrex Corp.*	23,522	$169
Celldex Therapeutics, Inc.*	8,176	21
Charles River Laboratories International, Inc.*	7,400	202
Chelsea Therapeutics International Ltd.*	2,608	13
Cubist Pharmaceuticals, Inc.*	6,848	271
Curis, Inc.*	2,326	11
Cytokinetics, Inc.*	3,771	4
Emergent Biosolutions, Inc.*	3,771	64
Enzo Biochem, Inc.*	1,757	4
Enzon Pharmaceuticals, Inc.*	14,689	98
Exelixis, Inc.*	15,441	73
Geron Corp.*	8,435	13
GTx, Inc.*	1,910	6
Harvard Bioscience, Inc.*	2,464	10
Idera Pharmaceuticals, Inc.*	1,886	2
Immunogen, Inc.*	5,944	69
Immunomedics, Inc.*	19,060	63
Incyte Corp. Ltd.*	10,929	164
InterMune, Inc.*	7,111	90
Lexicon Pharmaceuticals, Inc.*	2,196	3
Ligand Pharmaceuticals, Inc., Class B*	705	8
Maxygen, Inc.*	3,356	19
Medicines (The) Co.*	8,973	167
Micromet, Inc.*	7,864	57
Momenta Pharmaceuticals, Inc.*	6,127	107
Myriad Genetics, Inc.*	2,500	52
Nanosphere, Inc.*	2,038	3
Novavax, Inc.*	3,186	4
NPS Pharmaceuticals, Inc.*	9,059	60
OncoGenex Pharmaceutical, Inc.*	5,895	69
PDL BioPharma, Inc.	22,886	142
Peregrine Pharmaceuticals, Inc.*	14,395	15
Protalix BioTherapeutics, Inc.*	15,385	76
Repligen Corp.*	4,417	15
RTI Biologics, Inc.*	4,514	20
Sangamo Biosciences, Inc.*	4,079	12
Seattle Genetics, Inc.*	8,866	148
Sequenom, Inc.*	5,259	23
Vical, Inc.*	2,338	10

		3,052

Building Materials - 1.0%
AAON, Inc.	2,208	45
Apogee Enterprises, Inc.	7,789	95
Builders FirstSource, Inc.*	2,329	5
Comfort Systems USA, Inc.	7,697	83
Drew Industries, Inc.*	6,848	168
Eagle Materials, Inc.	8,073	207
Gibraltar Industries, Inc.*	1,768	25
Griffon Corp.	7,416	68
Interline Brands, Inc.*	6,681	104
Louisiana-Pacific Corp.*	21,016	170
LSI Industries, Inc.	1,318	8
NCI Building Systems, Inc.*	291	3
Quanex Building Products Corp.	3,616	54
Simpson Manufacturing Co., Inc.	5,259	177
Texas Industries, Inc.	4,500	138
Trex Co., Inc.*	3,787	87
Universal Forest Products, Inc.	3,488	108
USG Corp.*	7,800	79

		1,624

Chemicals - 2.1%
A. Schulman, Inc.	5,690	120
Aceto Corp.	16,691	115
American Vanguard Corp.	4,320	58
Balchem Corp.	2,481	101
Chemtura Corp.*	3,900	44
Codexis, Inc.*	597	3
Ferro Corp.*	17,561	86
Georgia Gulf Corp.*	5,081	99
H.B. Fuller Co.	7,715	178
Hawkins, Inc.	2,818	104
Innophos Holdings, Inc.	3,833	186
Innospec, Inc.*	6,392	179
KMG Chemicals, Inc.	2,778	48
Kraton Performance Polymers, Inc.*	2,800	57
Landec Corp.*	1,733	10
Minerals Technologies, Inc.	2,345	133
NewMarket Corp.	2,173	430
Oil-Dri Corp. of America	306	6
Olin Corp.	8,893	175
OM Group, Inc.*	3,474	78
Omnova Solutions, Inc.*	4,962	23
PolyOne Corp.	11,213	129
Quaker Chemical Corp.	3,923	153
Sensient Technologies Corp.	7,346	278
Solutia, Inc.*	6,975	120
Spartech Corp.*	3,363	16

NORTHERN FUNDS QUARTERLY REPORT    23    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3% continued
Chemicals - 2.1% continued
Stepan Co.	2,191	$176
TPC Group, Inc.*	2,300	54
W.R. Grace & Co.*	4,976	228
Westlake Chemical Corp.	3,974	160
Zep, Inc.	4,197	59
Zoltek Cos., Inc.*	2,741	21

		3,627

Coal - 0.2%
Cloud Peak Energy, Inc.*	7,800	151
James River Coal Co.*	3,943	27
Patriot Coal Corp.*	14,500	123
Westmoreland Coal Co.*	739	9

		310

Commercial Services - 6.2%
Aaron’s, Inc.	1,300	35
ABM Industries, Inc.	5,944	123
Acacia Research - Acacia Technologies*	5,500	201
Advance America Cash Advance Centers, Inc.	4,526	41
Advisory Board (The) Co.*	3,045	226
Albany Molecular Research, Inc.*	3,204	9
American Public Education, Inc.*	1,588	69
American Reprographics Co.*	3,367	15
Arbitron, Inc.	4,963	171
Ascent Capital Group, Inc., Class A*	1,400	71
Asset Acceptance Capital Corp.*	1,161	5
AVEO Pharmaceuticals, Inc.*	3,800	65
Barrett Business Services, Inc.	893	18
Bridgepoint Education, Inc.*	3,200	74
Capella Education Co.*	1,449	52
Cardtronics, Inc.*	5,525	150
Career Education Corp.*	7,500	60
CBIZ, Inc.*	9,899	60
CDI Corp.	1,672	23
Cenveo, Inc.*	3,794	13
Chemed Corp.	4,346	223
Collectors Universe	4,000	58
Consolidated Graphics, Inc.*	1,290	62
Convergys Corp.*	11,211	143
CoreLogic, Inc.*	13,100	169
Corinthian Colleges, Inc.*	7,403	16
Corporate Executive Board (The) Co.	4,182	159
Corvel Corp.*	2,783	144
CoStar Group, Inc.*	4,085	273
CPI Corp.	9,993	18
CRA International, Inc.*	3,364	67
Cross Country Healthcare, Inc.*	2,889	16
Deluxe Corp.	6,391	145
DFC Global Corp.*	5,429	98
Dollar Thrifty Automotive Group, Inc.*	3,076	216
Electro Rent Corp.	6,733	115
Euronet Worldwide, Inc.*	8,300	153
ExlService Holdings, Inc.*	4,663	104
Forrester Research, Inc.*	4,794	163
Franklin Covey Co.*	1,155	10
FTI Consulting, Inc.*	5,400	229
Geo Group (The), Inc.*	10,637	178
Global Cash Access Holdings, Inc.*	5,377	24
Great Lakes Dredge & Dock Corp.	4,202	23
H&E Equipment Services, Inc.*	2,451	33
Hackett Group (The), Inc.*	2,773	10
Healthcare Services Group, Inc.	9,760	173
Heartland Payment Systems, Inc.	3,000	73
Hill International, Inc.*	1,453	7
Hillenbrand, Inc.	9,800	219
HMS Holdings Corp.*	10,878	348
Huron Consulting Group, Inc.*	1,766	68
ICF International, Inc.*	887	22
Information Services Group, Inc.*	3,195	3
Insperity, Inc.	4,543	115
Integramed America, Inc.*	1,167	9
Intersections, Inc.	1,328	15
K12, Inc.*	3,588	64
Kelly Services, Inc., Class A	5,656	77
Kenexa Corp.*	3,100	83
Kforce, Inc.*	6,253	77
Korn/Ferry International*	6,000	102
Landauer, Inc.	1,763	91
Learning Tree International, Inc.*	712	5
Live Nation Entertainment, Inc.*	16,821	140
Mac-Gray Corp.	1,007	14
Matthews International Corp., Class A	4,923	155
MAXIMUS, Inc.	7,882	326
McGrath Rentcorp	4,675	136
Medifast, Inc.*	595	8
Midas, Inc.*	893	8
MoneyGram International, Inc.*	252	4
Monro Muffler Brake, Inc.	4,501	175

EQUITY FUNDS    24    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3% continued
Commercial Services - 6.2% continued
Monster Worldwide, Inc.*	13,200	$105
Multi-Color Corp.	3,296	85
National Research Corp.	2,821	110
Navigant Consulting, Inc.*	7,872	90
Net 1 UEPS Technologies, Inc.*	7,145	55
Odyssey Marine Exploration, Inc.*	4,057	11
On Assignment, Inc.*	1,306	15
PAREXEL International Corp.*	9,059	188
PDI, Inc.*	1,197	8
Pendrell Corp.*	43,812	112
PHH Corp.*	7,721	83
Providence Service (The) Corp.*	6,308	87
QC Holdings, Inc.	1,458	6
Rent-A-Center, Inc.	7,842	290
Resources Connection, Inc.	7,116	75
Rollins, Inc.	14,092	313
RSC Holdings, Inc.*	6,554	121
Sotheby’s	8,347	238
Standard Parking Corp.*	5,247	94
StarTek, Inc.*	1,159	2
Steiner Leisure Ltd.*	1,607	73
Stewart Enterprises, Inc., Class A	12,280	71
Strayer Education, Inc.	1,700	165
Team, Inc.*	3,766	112
TeleTech Holdings, Inc.*	7,857	127
TNS, Inc.*	2,895	51
Transcend Services, Inc.*	3,460	82
TrueBlue, Inc.*	5,400	75
Universal Technical Institute, Inc.*	1,765	23
Valassis Communications, Inc.*	6,674	128
Viad Corp.	4,959	87
VistaPrint N.V.*	5,128	157
Volt Information Sciences, Inc.*	2,331	14
Wright Express Corp.*	7,145	388

		10,488

Computers - 1.9%
3D Systems Corp.*	4,878	70
Agilysys, Inc.*	9,762	78
Astro-Med, Inc.	863	7
CACI International, Inc., Class A*	4,171	233
CIBER, Inc.*	6,986	27
Cogo Group, Inc.*	11,749	21
Computer Services, Inc.	2,600	74
Computer Task Group, Inc.*	3,858	54
Cray, Inc.*	1,458	9
Datalink Corp.*	1,612	13
Digimarc Corp.*	2,778	66
Dynamics Research Corp.*	893	10
iGate Corp.*	3,067	48
Imation Corp.*	3,055	18
Immersion Corp.*	2,332	12
Insight Enterprises, Inc.*	8,157	125
j2 Global, Inc.	6,116	172
Jack Henry & Associates, Inc.	10,831	364
LivePerson, Inc.*	7,967	100
Manhattan Associates, Inc.*	4,231	171
Mattersight Corp.*	1,886	9
Mentor Graphics Corp.*	12,454	169
Mercury Computer Systems, Inc.*	2,451	33
MTS Systems Corp.	4,634	189
Netscout Systems, Inc.*	7,278	128
PAR Technology Corp.*	4,311	17
Quantum Corp.*	16,870	40
Radisys Corp.*	1,018	5
Rimage Corp.	442	5
Silicon Graphics International Corp.*	1,878	22
Spansion, Inc., Class A*	4,500	37
STEC, Inc.*	4,664	40
Stratasys, Inc.*	3,847	117
Super Micro Computer, Inc.*	5,405	85
SYKES Enterprises, Inc.*	5,539	87
Synaptics, Inc.*	5,371	162
Syntel, Inc.	4,647	217
Transact Technologies, Inc.*	1,020	7
Unisys Corp.*	4,950	98
Virtusa Corp.*	1,009	15

		3,154

Cosmetics/Personal Care - 0.1%
Elizabeth Arden, Inc.*	4,229	156
Inter Parfums, Inc.	5,466	85
Physicians Formula Holdings, Inc.*	239	1
Revlon, Inc., Class A*	595	9

		251

Distribution/Wholesale - 1.1%
Beacon Roofing Supply, Inc.*	7,708	156
BlueLinx Holdings, Inc.*	2,774	4
Brightpoint, Inc.*	14,500	156

NORTHERN FUNDS QUARTERLY REPORT    25    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3% continued
Distribution/Wholesale - 1.1% continued
Core-Mark Holding Co., Inc.	298	$12
GTSI Corp.*	12,521	53
Houston Wire & Cable Co.	2,193	30
MWI Veterinary Supply, Inc.*	2,153	143
Owens & Minor, Inc.	9,006	250
Pool Corp.	7,284	219
Rentrak Corp.*	2,904	42
Scansource, Inc.*	5,259	189
School Specialty, Inc.*	4,078	10
Titan Machinery, Inc.*	893	20
United Stationers, Inc.	7,898	257
Watsco, Inc.	4,096	269
WESCO International, Inc.*	2,135	113

		1,923

Diversified Financial Services - 2.0%
Aircastle Ltd.	4,938	63
BGC Partners, Inc., Class A	2,178	13
Calamos Asset Management, Inc., Class A	2,052	26
California First National Bancorp	1,616	26
Cohen & Steers, Inc.	3,388	98
CompuCredit Holdings Corp.*	4,829	18
Credit Acceptance Corp.*	3,477	286
Diamond Hill Investment Group, Inc.	298	22
Doral Financial Corp.*	2,618	3
Duff & Phelps Corp., Class A	4,663	68
Edelman Financial Group, Inc.	1,896	12
Encore Capital Group, Inc.*	4,795	102
Epoch Holding Corp.	883	20
Evercore Partners, Inc., Class A	2,612	70
FBR & Co.*	4,958	10
Financial Engines, Inc.*	3,000	67
First Marblehead (The) Corp.*	1,758	2
GAMCO Investors, Inc., Class A	2,754	120
GFI Group, Inc.	11,362	47
Gleacher & Co., Inc.*	2,329	4
Harris & Harris Group, Inc.*	1,588	5
Hercules Technology Growth Capital, Inc.	3,056	29
Higher One Holdings, Inc.*	5,800	107
Institutional Financial Markets, Inc.	894	1
Interactive Brokers Group, Inc., Class A	8,469	127
INTL. FCStone, Inc.*	4,489	106
Investment Technology Group, Inc.*	4,366	47
Janus Capital Group, Inc.	23,500	148
JMP Group, Inc.	1,013	7
KBW, Inc.	4,500	68
Knight Capital Group, Inc., Class A*	9,328	110
MarketAxess Holdings, Inc.	5,230	157
MicroFinancial, Inc.	2,341	14
National Financial Partners Corp.*	7,403	100
Nelnet, Inc., Class A	6,567	161
NewStar Financial, Inc.*	1,871	19
Ocwen Financial Corp.*	5,667	82
Penson Worldwide, Inc.*	2,187	3
Piper Jaffray Cos.*	2,887	58
Portfolio Recovery Associates, Inc.*	1,723	116
Pzena Investment Management, Inc., Class A	4,635	20
Siebert Financial Corp.*	858	1
Stifel Financial Corp.*	6,345	203
SWS Group, Inc.	2,778	19
U.S. Global Investors, Inc., Class A	1,290	8
Virtus Investment Partners, Inc.*	2,742	208
Walter Investment Management Corp.	6,658	137
Westwood Holdings Group, Inc.	560	20
World Acceptance Corp.*	3,474	255

		3,413

Electric - 2.2%
Allete, Inc.	5,471	230
Avista Corp.	10,158	262
Black Hills Corp.	6,269	211
Central Vermont Public Service Corp.	4,063	143
CH Energy Group, Inc.	2,500	146
Cleco Corp.	9,145	348
El Paso Electric Co.	7,251	251
Empire District Electric (The) Co.	5,947	125
Genie Energy Ltd. Class B	1,100	9
GenOn Energy, Inc.*	22,500	59
IDACORP, Inc.	8,462	359
MGE Energy, Inc.	3,032	142
NorthWestern Corp.	5,259	188
Ormat Technologies, Inc.	1,600	29
Otter Tail Corp.	4,500	99
Pike Electric Corp.*	2,332	17
PNM Resources, Inc.	11,036	201
Portland General Electric Co.	12,350	312
UIL Holdings Corp.	7,900	279
Unisource Energy Corp.	6,480	239

EQUITY FUNDS    26    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3% continued
Electric - 2.2% continued
Unitil Corp.	3,913	$111

		3,760

Electrical Components & Equipment - 0.7%
Advanced Battery Technologies, Inc.*	72,207	31
Advanced Energy Industries, Inc.*	10,200	109
American Superconductor Corp.*	4,366	16
A-Power Energy Generation Systems Ltd.*	5,954	2
Belden, Inc.	6,095	203
China BAK Battery, Inc.*	1,588	1
Encore Wire Corp.	1,578	41
EnerSys*	6,381	166
GrafTech International Ltd.*	4,690	64
Graham Corp.	2,597	58
Insteel Industries, Inc.	2,038	22
Littelfuse, Inc.	2,476	106
Orion Energy Systems, Inc.*	1,448	4
Powell Industries, Inc.*	3,090	97
Power-One, Inc.*	6,095	24
PowerSecure International, Inc.*	1,588	8
Satcon Technology Corp.*	3,051	2
SL Industries, Inc.*	900	15
SunPower Corp.*	7,782	49
Ultralife Corp.*	2,490	10
Universal Display Corp.*	4,069	149
Vicor Corp.	2,752	22

		1,199

Electronics - 2.5%
American Science & Engineering, Inc.	1,003	68
Analogic Corp.	2,616	150
Badger Meter, Inc.	3,765	111
Bel Fuse, Inc., Class B	1,731	32
Benchmark Electronics, Inc.*	6,971	94
Brady Corp., Class A	6,405	202
Checkpoint Systems, Inc.*	6,831	75
Coherent, Inc.*	3,700	193
CTS Corp.	7,578	70
CyberOptics Corp.*	4,253	33
Cymer, Inc.*	3,771	188
Daktronics, Inc.	3,922	38
DDi Corp.	1,587	15
Electro Scientific Industries, Inc.*	6,378	92
ESCO Technologies, Inc.	3,788	109
FARO Technologies, Inc.*	2,300	106
FEI Co.*	5,665	231
Identive Group, Inc.*	3,623	8
II-VI, Inc.*	6,726	124
Image Sensing Systems, Inc.*	858	6
Itron, Inc.*	4,892	175
Measurement Specialties, Inc.*	3,339	93
MEMSIC, Inc.*	2,461	7
Mesa Laboratories, Inc.	1,898	79
Methode Electronics, Inc.	8,161	68
Microvision, Inc.*	3,207	1
MOCON, Inc.	6,780	108
Multi-Fineline Electronix, Inc.*	3,829	79
Newport Corp.*	7,419	101
NVE Corp.*	1,641	91
OSI Systems, Inc.*	2,900	141
Park Electrochemical Corp.	3,311	85
Plexus Corp.*	5,089	139
Pulse Electronics Corp.	2,350	7
Rofin-Sinar Technologies, Inc.*	5,540	127
Rogers Corp.*	3,647	134
Sparton Corp.*	1,021	9
SRS Labs, Inc.*	1,020	6
Stoneridge, Inc.*	1,184	10
Taser International, Inc.*	4,358	22
Transcat, Inc.*	304	3
TTM Technologies, Inc.*	10,152	111
Viasystems Group, Inc.*	3,800	64
Vishay Intertechnology, Inc.*	3,797	34
Vishay Precision Group, Inc.*	285	5
Watts Water Technologies, Inc., Class A	4,778	163
Williams Controls, Inc.	1,011	11
Woodward, Inc.	8,435	345
X-Rite, Inc.*	2,616	12
Zygo Corp.*	1,290	23

		4,198

Energy - Alternate Sources - 0.1%
Ascent Solar Technologies, Inc.*	1,901	1
Clean Energy Fuels Corp.*	5,440	68
Comverge, Inc.*	739	1
FuelCell Energy, Inc.*	2,894	2
Green Plains Renewable Energy, Inc.*	712	7
Headwaters, Inc.*	5,259	12
Hoku Corp.*	3,339	2
Plug Power, Inc.*	15,500	32

NORTHERN FUNDS QUARTERLY REPORT    27    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3% continued
Energy - Alternate Sources - 0.1% continued
REX American Resources Corp.*	5,977	$132
Syntroleum Corp.*	3,357	3

		260

Engineering & Construction - 0.8%
Aegion Corp.*	4,092	63
Argan, Inc.	6,630	101
Dycom Industries, Inc.*	7,657	160
EMCOR Group, Inc.	10,012	268
ENGlobal Corp.*	3,056	7
Exponent, Inc.*	3,353	154
Granite Construction, Inc.	7,541	179
Integrated Electrical Services, Inc.*	1,757	3
Layne Christensen Co.*	3,757	91
MasTec, Inc.*	8,446	147
Michael Baker Corp.*	4,369	86
National Technical Systems, Inc.*	7,075	44
Orion Marine Group, Inc.*	1,306	9
Sterling Construction Co., Inc.*	595	6
VSE Corp.	595	14

		1,332

Entertainment - 0.9%
Bluegreen Corp.*	1,743	5
Carmike Cinemas, Inc.*	1,186	8
Churchill Downs, Inc.	2,473	129
Cinemark Holdings, Inc.	7,145	132
Dover Downs Gaming & Entertainment, Inc.	1,906	4
DreamWorks Animation SKG, Inc., Class A*	10,000	166
Great Wolf Resorts, Inc.*	2,912	8
International Speedway Corp., Class A	5,100	129
Isle of Capri Casinos, Inc.*	10,277	48
Lakes Entertainment, Inc.*	4,077	8
Madison Square Garden (The) Co., Class A*	3,200	92
Multimedia Games Holding Co., Inc.*	1,757	14
National CineMedia, Inc.	5,250	65
Pinnacle Entertainment, Inc.*	6,725	68
Reading International, Inc., Class A*	1,312	6
Rick’s Cabaret International, Inc.*	6,900	58
Scientific Games Corp., Class A*	9,275	90
Shuffle Master, Inc.*	4,480	53
Six Flags Entertainment Corp.	6,600	272
Speedway Motorsports, Inc.	2,483	38
Vail Resorts, Inc.	4,476	190

		1,583

Environmental Control - 0.7%
Calgon Carbon Corp.*	9,559	150
Clean Harbors, Inc.*	5,546	353
Darling International, Inc.*	17,712	235
EnergySolutions, Inc.*	3,659	11
Fuel Tech, Inc.*	1,463	10
Heritage-Crystal Clean, Inc.*	714	12
Metalico, Inc.*	1,461	5
Met-Pro Corp.	893	8
Mine Safety Appliances Co.	4,055	134
Perma-Fix Environmental Services*	4,229	7
Sharps Compliance Corp.*	2,400	10
Tetra Tech, Inc.*	8,566	185
TRC Cos., Inc.*	2,197	13
US Ecology, Inc.	4,841	91

		1,224

Food - 2.0%
Amcon Distributing Co.	515	33
Arden Group, Inc., Class A	1,235	111
B&G Foods, Inc.	9,839	237
Bridgford Foods Corp.*	582	6
Calavo Growers, Inc.	595	15
Cal-Maine Foods, Inc.	3,184	116
Chiquita Brands International, Inc.*	6,982	58
Dean Foods Co.*	2,200	25
Diamond Foods, Inc.	3,309	107
Feihe International, Inc.*	298	1
Fresh Del Monte Produce, Inc.	5,400	135
Golden Enterprises, Inc.	670	2
Hain Celestial Group (The), Inc.*	5,976	219
Imperial Sugar Co.	595	2
Ingles Markets, Inc., Class A	4,220	64
J&J Snack Foods Corp.	3,345	178
Lancaster Colony Corp.	2,759	191
Lifeway Foods, Inc.*	298	3
Nash Finch Co.	3,488	102
Ruddick Corp.	7,411	316
Sanderson Farms, Inc.	3,044	153
Seaboard Corp.*	67	136
Seneca Foods Corp., Class A*	298	8
Smart Balance, Inc.*	1,727	9

EQUITY FUNDS    28    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3% continued
Food - 2.0% continued
Snyders-Lance, Inc.	2,317	$52
Spartan Stores, Inc.	2,603	48
SUPERVALU, Inc.	2,900	23
Tootsie Roll Industries, Inc.	5,690	135
TreeHouse Foods, Inc.*	4,937	323
United Natural Foods, Inc.*	7,365	295
Village Super Market, Inc., Class A	1,463	42
Weis Markets, Inc.	3,929	157

		3,302

Forest Products & Paper - 0.8%
Boise, Inc.	13,447	96
Buckeye Technologies, Inc.	6,729	225
Clearwater Paper Corp.*	3,512	125
Deltic Timber Corp.	1,000	60
KapStone Paper and Packaging Corp.*	1,141	18
Neenah Paper, Inc.	7,025	157
Orchids Paper Products Co.	595	11
P.H. Glatfelter Co.	10,067	142
Potlatch Corp.	5,978	186
Schweitzer-Mauduit International, Inc.	3,356	223
Wausau Paper Corp.	4,218	35

		1,278

Gas - 1.2%
Chesapeake Utilities Corp.	3,278	142
Delta Natural Gas Co., Inc.	153	5
Laclede Group (The), Inc.	2,990	121
New Jersey Resources Corp.	6,125	301
Northwest Natural Gas Co.	4,744	227
Piedmont Natural Gas Co., Inc.	9,619	327
RGC Resources, Inc.	690	13
South Jersey Industries, Inc.	4,373	249
Southwest Gas Corp.	7,368	313
WGL Holdings, Inc.	7,952	352

		2,050

Hand/Machine Tools - 0.1%
Franklin Electric Co., Inc.	3,639	159

Healthcare - Products - 4.0%
Abaxis, Inc.*	3,643	101
ABIOMED, Inc.*	7,859	145
Accuray, Inc.*	792	3
Affymetrix, Inc.*	7,427	30
Align Technology, Inc.*	10,416	247
Allied Healthcare Products*	428	1
Alphatec Holdings, Inc.*	1,871	3
Angiodynamics, Inc.*	3,500	52
Arthrocare Corp.*	3,400	108
AtriCure, Inc.*	2,645	29
Atrion Corp.	653	157
BioMimetic Therapeutics, Inc.*	6,032	17
Bovie Medical Corp.*	1,674	4
Bruker Corp.*	9,130	113
Cantel Medical Corp.	4,079	114
CardioNet, Inc.*	1,727	4
Cardiovascular Systems, Inc.*	6,395	63
Cepheid, Inc.*	8,440	290
Chindex International, Inc.*	5,656	48
Conceptus, Inc.*	5,664	72
CONMED Corp.*	4,962	127
Cooper (The) Cos., Inc.	690	49
CryoLife, Inc.*	1,312	6
Cutera, Inc.*	5,695	42
Cyberonics, Inc.*	4,103	137
Cynosure, Inc., Class A*	7,218	85
Daxor Corp.	560	5
DexCom, Inc.*	2,615	24
Digirad Corp.*	2,300	5
Endologix, Inc.*	5,084	58
Exactech, Inc.*	2,330	38
Female Health (The) Co.	1,151	5
Greatbatch, Inc.*	5,459	121
Haemonetics Corp.*	4,604	282
Hanger Orthopedic Group, Inc.*	5,679	106
Hansen Medical, Inc.*	2,167	6
ICU Medical, Inc.*	3,305	149
Insulet Corp.*	2,334	44
Integra LifeSciences Holdings Corp.*	3,950	122
Invacare Corp.	5,954	91
Iridex Corp.*	200	1
IRIS International, Inc.*	5,659	53
Kensey Nash Corp.*	3,281	63
LCA-Vision, Inc.*	8,137	24
Luminex Corp.*	6,539	139
MAKO Surgical Corp.*	725	18
Masimo Corp.*	8,685	162
Medical Action Industries, Inc.*	7,276	38
MELA Sciences, Inc.*	2,052	8
Merge Healthcare, Inc.*	2,320	11

NORTHERN FUNDS QUARTERLY REPORT    29    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3% continued
Healthcare - Products - 4.0% continued
Meridian Bioscience, Inc.	5,394	$102
Merit Medical Systems, Inc.*	8,672	116
Natus Medical, Inc.*	4,700	44
NuVasive, Inc.*	6,004	76
NxStage Medical, Inc.*	5,534	98
OraSure Technologies, Inc.*	13,979	127
Orthofix International N.V.*	4,971	175
Palomar Medical Technologies, Inc.*	2,473	23
PSS World Medical, Inc.*	8,286	200
Quidel Corp.*	6,990	106
Rochester Medical Corp.*	1,442	12
Rockwell Medical Technologies, Inc.*	1,306	11
Sirona Dental Systems, Inc.*	3,250	143
SonoSite, Inc.*	3,900	210
Span-America Medical Systems, Inc.	421	6
Spectranetics Corp.*	1,588	12
Stereotaxis, Inc.*	2,481	2
STERIS Corp.	8,268	247
SurModics, Inc.*	2,332	34
Symmetry Medical, Inc.*	3,800	30
Synovis Life Technologies, Inc.*	5,376	150
Thoratec Corp.*	8,200	275
TranS1, Inc.*	2,452	5
United-Guardian, Inc.	560	9
Utah Medical Products, Inc.	2,564	69
Vascular Solutions, Inc.*	6,010	67
Volcano Corp.*	7,264	173
West Pharmaceutical Services, Inc.	5,833	221
Wright Medical Group, Inc.*	4,700	78
Young Innovations, Inc.	2,597	77
Zoll Medical Corp.*	4,819	305

		6,823

Healthcare - Services - 2.2%
Addus HomeCare Corp.*	1,300	5
Air Methods Corp.*	2,453	207
Alliance HealthCare Services, Inc.*	5,801	7
Almost Family, Inc.*	5,609	93
Amedisys, Inc.*	4,226	46
American Dental Partners, Inc.*	11,225	211
Amsurg Corp.*	5,520	144
Assisted Living Concepts, Inc., Class A	8,212	122
Bio-Reference Labs, Inc.*	6,676	109
Capital Senior Living Corp.*	1,726	14
Centene Corp.*	7,264	288
Dynacq Healthcare, Inc.*	837	1
Emeritus Corp.*	6,656	117
Ensign Group (The), Inc.	1,588	39
Gentiva Health Services, Inc.*	4,383	30
Healthsouth Corp.*	10,634	188
Healthspring, Inc.*	8,152	445
IPC The Hospitalist Co., Inc.*	3,478	159
Kindred Healthcare, Inc.*	8,383	99
LHC Group, Inc.*	3,639	47
Magellan Health Services, Inc.*	5,239	259
Medcath Corp.	8,530	62
Metropolitan Health Networks, Inc.*	4,325	32
Molina Healthcare, Inc.*	5,211	116
RadNet, Inc.*	35,284	75
Skilled Healthcare Group, Inc., Class A*	16,156	88
Sun Healthcare Group, Inc.*	1,592	6
Sunrise Senior Living, Inc.*	3,763	24
Triple-S Management Corp., Class B*	4,085	82
U.S. Physical Therapy, Inc.	4,372	86
Universal American Corp.	8,137	103
WellCare Health Plans, Inc.*	6,347	333

		3,637

Holding Companies - Diversified - 0.1%
Compass Diversified Holdings	5,170	64
Harbinger Group, Inc.*	13,767	55
Resource America, Inc., Class A	2,177	11

		130

Home Builders - 0.5%
AMREP Corp.*	6,493	43
Beazer Homes USA, Inc.*	1,910	5
Brookfield Residential Properties, Inc.*	663	5
Cavco Industries, Inc.*	3,176	127
Hovnanian Enterprises, Inc., Class A*	1,877	3
KB Home	9,017	61
M/I Homes, Inc.*	869	8
MDC Holdings, Inc.	7,700	136
Meritage Homes Corp.*	5,700	132
Nobility Homes, Inc.*	858	4
Ryland Group (The), Inc.	5,259	83
Skyline Corp.	2,621	11
Thor Industries, Inc.	5,353	147
Winnebago Industries, Inc.*	4,927	36

		801

EQUITY FUNDS    30    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3% continued
Home Furnishings - 0.4%
American Woodmark Corp.	3,803	$52
DTS, Inc.*	2,021	55
Emerson Radio Corp.*	3,531	6
Ethan Allen Interiors, Inc.	5,800	137
Flexsteel Industries, Inc.	1,504	21
Furniture Brands International, Inc.*	3,479	4
Hooker Furniture Corp.	6,128	70
Kimball International, Inc., Class B	3,938	20
La-Z-Boy, Inc.*	8,880	106
Sealy Corp.*	4,957	8
Select Comfort Corp.*	5,400	117
Stanley Furniture Co., Inc.*	1,615	5
TiVo, Inc.*	10,471	94
Universal Electronics, Inc.*	1,160	20
VOXX International Corp., Class A*	1,141	10

		725

Household Products/Wares - 0.4%
ACCO Brands Corp.*	11,796	114
American Greetings Corp., Class A	5,113	64
Blyth, Inc.	860	49
Central Garden and Pet Co., Class A*	4,665	39
CSS Industries, Inc.	1,292	26
Ennis, Inc.	5,385	72
Helen of Troy Ltd.*	3,375	103
Prestige Brands Holdings, Inc.*	3,056	34
Standard Register (The) Co.	21,984	51
WD-40 Co.	4,088	165

		717

Housewares - 0.2%
Toro (The) Co.	4,400	267

Insurance - 3.5%
Alterra Capital Holdings Ltd.	11,731	277
American Equity Investment Life Holding Co.	9,911	103
American Safety Insurance Holdings Ltd.*	6,764	147
AMERISAFE, Inc.*	2,186	51
Amtrust Financial Services, Inc.	4,808	114
Argo Group International Holdings Ltd.	2,318	67
Baldwin & Lyons, Inc., Class B	3,911	85
Citizens, Inc.*	12,707	123
CNO Financial Group, Inc.*	29,247	185
Crawford & Co., Class B	17,851	110
Delphi Financial Group, Inc., Class A	6,275	278
Donegal Group, Inc., Class A	1,766	25
Eastern Insurance Holdings, Inc.	1,290	18
eHealth, Inc.*	5,373	79
EMC Insurance Group, Inc.	6,027	124
Employers Holdings, Inc.	6,900	125
FBL Financial Group, Inc., Class A	2,026	69
First Acceptance Corp.*	3,340	5
First American Financial Corp.	11,940	151
Flagstone Reinsurance Holdings S.A.	9,875	82
GAINSCO, Inc.	714	4
Greenlight Capital Re Ltd., Class A*	4,505	107
Hallmark Financial Services, Inc.*	1,009	7
Hanover Insurance Group (The), Inc.	5,100	178
Harleysville Group, Inc.	3,908	221
Hilltop Holdings, Inc.*	3,060	26
Horace Mann Educators Corp.	4,196	58
Independence Holding Co.	1,020	8
Investors Title Co.	1,069	38
Kansas City Life Insurance Co.	2,033	67
Kemper Corp.	5,800	169
Life Partners Holdings, Inc.	17,156	111
Maiden Holdings Ltd.	284	2
MBIA, Inc.*	18,600	216
Meadowbrook Insurance Group, Inc.	3,950	42
MGIC Investment Corp.*	23,144	86
Montpelier Re Holdings Ltd.	10,190	181
National Interstate Corp.	3,481	86
National Western Life Insurance Co., Class A	604	82
OneBeacon Insurance Group Ltd., Class A	4,499	69
Phoenix (The) Cos., Inc.*	7,582	13
Platinum Underwriters Holdings Ltd.	5,366	183
PMI Group (The), Inc.*	3,193	—
Presidential Life Corp.	2,491	25
Primerica, Inc.	1,034	24
Primus Guaranty Ltd.*	2,171	11
ProAssurance Corp.	4,134	330
Protective Life Corp.	10,800	244
Radian Group, Inc.	15,400	36
RLI Corp.	3,355	244
Safety Insurance Group, Inc.	2,599	105
SeaBright Holdings, Inc.	1,290	10
Selective Insurance Group, Inc.	6,252	111
StanCorp Financial Group, Inc.	5,700	209
Stewart Information Services Corp.	5,547	64

NORTHERN FUNDS QUARTERLY REPORT    31    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3% continued
Insurance - 3.5% continued
Symetra Financial Corp.	5,300	$48
Tower Group, Inc.	4,812	97
Unico American Corp.*	214	3
United Fire & Casualty Co.	5,384	109
Universal Insurance Holdings, Inc.	1,756	6

		5,848

Internet - 2.1%
1-800-FLOWERS.COM, Inc., Class A*	3,763	8
AboveNet, Inc.*	3,400	221
Ancestry.com, Inc.*	4,300	99
AsiaInfo-Linkage, Inc.*	9,403	73
Blue Coat Systems, Inc.*	4,237	108
Blue Nile, Inc.*	1,471	60
BroadSoft, Inc.*	1,800	54
Cogent Communications Group, Inc.*	8,271	140
comScore, Inc.*	3,206	68
Crexendo, Inc.	1,588	5
DealerTrack Holdings, Inc.*	7,707	210
Digital River, Inc.*	4,664	70
Earthlink, Inc.	19,482	126
ePlus, Inc.*	4,366	124
Global Sources Ltd.*	4,528	22
ICG Group, Inc.*	1,583	12
Infospace, Inc.*	3,336	37
Internap Network Services Corp.*	4,198	25
iPass, Inc.*	2,134	3
Keynote Systems, Inc.	7,261	149
Lionbridge Technologies, Inc.*	2,905	7
Liquidity Services, Inc.*	4,635	171
LoopNet, Inc.*	6,094	111
ModusLink Global Solutions, Inc.	8,154	44
Move, Inc.*	1,272	8
Move, Inc. - (Fractional Shares)*	25,000	—
NIC, Inc.	5,657	75
Nutrisystem, Inc.	3,076	40
Online Resources Corp.*	2,026	5
OpenTable, Inc.*	1,873	73
Openwave Systems, Inc.*	3,352	5
Orbitz Worldwide, Inc.*	3,392	13
Overstock.com, Inc.*	893	7
PC-Tel, Inc.	1,457	10
Perficient, Inc.*	3,364	34
RealNetworks, Inc.	3,158	24
S1 Corp.*	4,800	46
Saba Software, Inc.*	1,448	12
Safeguard Scientifics, Inc.*	1,326	21
Sapient Corp.	11,038	139
Shutterfly, Inc.*	4,142	94
Sourcefire, Inc.*	5,352	173
Stamps.com, Inc.*	5,393	141
support.com, Inc.*	3,056	7
TeleCommunication Systems, Inc., Class A*	6,550	15
Travelzoo, Inc.*	3,796	93
United Online, Inc.	20,090	109
ValueClick, Inc.*	10,640	173
VASCO Data Security International, Inc.*	3,357	22
VirnetX Holding Corp.*	2,900	73
Vocus, Inc.*	2,778	61
Web.com Group, Inc.*	2,040	23
Websense, Inc.*	6,855	128
Zix Corp.*	3,634	10

		3,581

Investment Companies - 0.4%
Apollo Investment Corp.	23,691	153
Arlington Asset Investment Corp., Class A	595	13
BlackRock Kelso Capital Corp.	11,642	95
Capital Southwest Corp.	855	70
Gladstone Investment Corp.	1,307	9
Kohlberg Capital Corp.	1,746	11
MCG Capital Corp.	5,080	20
Medallion Financial Corp.	1,004	11
NGP Capital Resources Co.	1,030	7
PennantPark Investment Corp.	1,290	13
Prospect Capital Corp.	10,467	97
Solar Capital Ltd.	2,900	64
Steel Excel, Inc.*	2,778	67
TICC Capital Corp.	1,588	14
Triangle Capital Corp.	3,500	67

		711

Iron/Steel - 0.4%
AK Steel Holding Corp.	12,500	103
China Precision Steel, Inc.*	2,783	1
Commercial Metals Co.	16,800	232
Great Northern Iron Ore Properties	298	33
Schnitzer Steel Industries, Inc., Class A	2,600	110
Shiloh Industries, Inc.*	1,736	15

EQUITY FUNDS    32    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3% continued
Iron/Steel - 0.4% continued
Universal Stainless & Alloy*	2,917	$109

		603

Leisure Time - 0.4%
Ambassadors Group, Inc.	893	4
Arctic Cat, Inc.*	3,800	86
Bowl America, Inc., Class A	560	7
Brunswick Corp.	3,025	55
Callaway Golf Co.	11,944	66
Interval Leisure Group, Inc.*	2,363	32
Johnson Outdoors, Inc., Class A*	2,215	34
Life Time Fitness, Inc.*	5,869	274
Marine Products Corp.*	2,907	14
Town Sports International Holdings, Inc.*	3,505	26
WMS Industries, Inc.*	8,000	164

		762

Lodging - 0.2%
Ameristar Casinos, Inc.	3,671	64
Boyd Gaming Corp.*	1,325	10
Gaylord Entertainment Co.*	4,664	113
Marcus Corp.	2,618	33
Monarch Casino & Resort, Inc.*	1,011	10
Morgans Hotel Group Co.*	8,678	51
Orient-Express Hotels Ltd., Class A*	7,100	53
Red Lion Hotels Corp.*	1,309	9

		343

Machinery - Construction & Mining - 0.1%
Astec Industries, Inc.*	3,500	113

Machinery - Diversified - 1.8%
Alamo Group, Inc.	595	16
Altra Holdings, Inc.*	3,344	63
Applied Industrial Technologies, Inc.	7,003	246
Briggs & Stratton Corp.	6,855	106
Cascade Corp.	2,059	97
Chart Industries, Inc.*	3,657	198
Cognex Corp.	4,500	161
Columbus McKinnon Corp.*	1,439	18
DXP Enterprises, Inc.*	3,993	129
Flow International Corp.*	2,462	9
Global Power Equipment Group, Inc.*	4,436	105
Gorman-Rupp (The) Co.	4,302	117
Hollysys Automation Technologies Ltd.*	4,400	37
Hurco Cos., Inc.*	1,159	24
Intermec, Inc.*	7,549	52
iRobot Corp.*	3,688	110
Kadant, Inc.*	858	19
Key Technology, Inc.*	4,860	63
Lindsay Corp.	1,588	87
Manitowoc (The) Co., Inc.	7,244	67
Middleby Corp.*	2,896	272
NACCO Industries, Inc., Class A	1,295	116
Nordson Corp.	8,676	357
Robbins & Myers, Inc.	4,560	221
Sauer-Danfoss, Inc.*	2,250	81
Tecumseh Products Co., Class A*	1,326	6
Tennant Co.	3,100	121
Twin Disc, Inc.	1,614	59

		2,957

Media - 0.6%
Courier Corp.	10,337	121
Crown Media Holdings, Inc., Class A*	4,502	6
Daily Journal Corp.*	700	46
Digital Generation, Inc.*	3,636	43
Dolan (The) Co.*	893	8
Entercom Communications Corp., Class A*	6,700	41
Fisher Communications, Inc.*	562	16
Journal Communications, Inc., Class A*	4,642	20
Knology, Inc.*	2,753	39
LIN TV Corp., Class A*	3,924	17
LodgeNet Interactive Corp.*	1,886	5
Martha Stewart Living Omnimedia, Inc., Class A	3,035	13
Meredith Corp.	3,777	123
New York Times (The) Co., Class A*	14,400	111
Nexstar Broadcasting Group, Inc., Class A*	2,038	16
Outdoor Channel Holdings, Inc.	8,926	67
Saga Communications, Inc., Class A*	560	21
Scholastic Corp.	4,055	122
Sinclair Broadcast Group, Inc., Class A	6,275	71
Value Line, Inc.	3,045	31
World Wrestling Entertainment, Inc., Class A	7,874	73

		1,010

Metal Fabrication/Hardware - 1.1%
A.M. Castle & Co.*	5,803	55
Ampco-Pittsburgh Corp.	1,990	38
CIRCOR International, Inc.	2,927	103

NORTHERN FUNDS QUARTERLY REPORT    33    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3% continued
Metal Fabrication/Hardware - 1.1% continued
Dynamic Materials Corp.	3,518	$70
Eastern (The) Co.	4,327	87
Furmanite Corp.*	9,740	61
Haynes International, Inc.	2,713	148
Kaydon Corp.	4,077	124
L.B. Foster Co., Class A	4,826	137
Lawson Products, Inc.	2,706	42
Mueller Industries, Inc.	5,954	229
Mueller Water Products, Inc., Class A	19,484	48
Northwest Pipe Co.*	3,235	74
Olympic Steel, Inc.	2,778	65
Omega Flex, Inc.*	596	8
RBC Bearings, Inc.*	4,517	188
RTI International Metals, Inc.*	2,600	60
Sun Hydraulics Corp.	3,700	87
Worthington Industries, Inc.	9,464	155

		1,779

Mining - 0.8%
AMCOL International Corp.	2,597	70
Century Aluminum Co.*	4,700	40
Coeur d’Alene Mines Corp.*	9,800	237
General Moly, Inc.*	3,326	10
Globe Specialty Metals, Inc.	10,400	139
Gold Resource Corp.	5,100	108
Hecla Mining Co.	32,300	169
Horsehead Holding Corp.*	9,468	85
Kaiser Aluminum Corp.	1,881	86
Materion Corp.*	1,898	46
Stillwater Mining Co.*	15,035	157
United States Lime & Minerals, Inc.*	1,588	96
Uranerz Energy Corp.*	9,725	18
Uranium Energy Corp.*	2,200	7
US Gold Corp.*	2,348	8
USEC, Inc.*	20,512	23

		1,299

Miscellaneous Manufacturing - 2.1%
A.O. Smith Corp.	5,235	210
Actuant Corp., Class A	9,340	212
Acuity Brands, Inc.	6,296	334
American Railcar Industries, Inc.*	714	17
AZZ, Inc.	2,906	132
Barnes Group, Inc.	6,685	161
Blount International, Inc.*	6,341	92
Brink’s (The) Co.	5,500	148
Ceradyne, Inc.*	5,078	136
Chase Corp.	565	8
CLARCOR, Inc.	5,546	277
Colfax Corp.*	2,780	79
Eastman Kodak Co.*	28,500	18
EnPro Industries, Inc.*	2,481	82
Federal Signal Corp.*	15,070	63
FreightCar America, Inc.*	1,290	27
GP Strategies Corp.*	1,016	14
Hexcel Corp.*	8,065	195
Koppers Holdings, Inc.	2,317	80
LGL Group (The), Inc.*	4,137	30
LSB Industries, Inc.*	3,193	89
Metabolix, Inc.*	2,332	11
Movado Group, Inc.	1,903	35
Myers Industries, Inc.	3,797	47
NL Industries, Inc.	3,762	49
PMFG, Inc.*	3,527	69
Polypore International, Inc.*	1,281	56
Raven Industries, Inc.	3,075	190
Smith & Wesson Holding Corp.*	1,605	7
Standex International Corp.	3,253	111
STR Holdings, Inc.*	5,700	47
Sturm Ruger & Co., Inc.	7,688	257
Tredegar Corp.	6,900	153
Trimas Corp.*	3,857	69

		3,505

Office Furnishings - 0.4%
CompX International, Inc.	101	1
Herman Miller, Inc.	6,275	116
HNI Corp.	6,121	160
Interface, Inc., Class A	8,890	103
Knoll, Inc.	7,983	119
Steelcase, Inc., Class A	12,800	95
Virco Manufacturing Corp.	2,033	3

		597

Oil & Gas - 3.1%
Alon USA Energy, Inc.	3,632	32
Apco Oil and Gas International, Inc.	1,392	114
Approach Resources, Inc.*	3,790	111
ATP Oil & Gas Corp.*	5,219	38
Berry Petroleum Co., Class A	6,831	287

EQUITY FUNDS    34    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3% continued
Oil & Gas - 3.1% continued
Bill Barrett Corp.*	5,093	$174
Callon Petroleum Co.*	7,124	35
Carrizo Oil & Gas, Inc.*	5,740	151
Cheniere Energy, Inc.*	12,606	110
Clayton Williams Energy, Inc.*	1,166	88
Comstock Resources, Inc.*	5,200	80
Contango Oil & Gas Co.*	2,339	136
CREDO Petroleum Corp.*	8,199	84
CVR Energy, Inc.*	4,790	90
Delek US Holdings, Inc.	3,779	43
Double Eagle Petroleum Co.*	3,800	26
Endeavour International Corp.*	1,180	10
Energy Partners Ltd.*	4,300	63
Energy XXI Bermuda Ltd.*	9,300	296
Evolution Petroleum Corp.*	8,100	65
FX Energy, Inc.*	4,953	24
GeoResources, Inc.*	2,796	82
GMX Resources, Inc.*	21,110	26
Gran Tierra Energy, Inc.*	43,281	208
Gulfport Energy Corp.*	8,303	245
Harvest Natural Resources, Inc.*	11,306	83
Hercules Offshore, Inc.*	6,095	27
Houston American Energy Corp.*	1,432	17
Isramco, Inc.*	566	51
Kodiak Oil & Gas Corp.*	19,700	187
Magnum Hunter Resources Corp.*	17,000	92
McMoRan Exploration Co.*	12,100	176
Northern Oil and Gas, Inc.*	6,128	147
Panhandle Oil and Gas, Inc., Class A	3,893	128
Penn Virginia Corp.	8,669	46
Petroleum Development Corp.*	4,069	143
Petroquest Energy, Inc.*	11,336	75
PrimeEnergy Corp.*	4,608	104
Rex Energy Corp.*	6,332	93
Rosetta Resources, Inc.*	6,659	290
SandRidge Energy, Inc.*	12,626	103
Stone Energy Corp.*	7,785	205
Swift Energy Co.*	5,771	172
Texas Pacific Land Trust	1,588	64
Toreador Resources Corp.*	4,688	24
Vaalco Energy, Inc.*	12,667	77
Vanguard Natural Resources LLC	3,600	99
W&T Offshore, Inc.	6,700	142
Warren Resources, Inc.*	3,194	10
Western Refining, Inc.*	9,220	123
Zion Oil & Gas, Inc.*	1,310	3

		5,299

Oil & Gas Services - 1.9%
Basic Energy Services, Inc.*	6,710	132
Bolt Technology Corp.	7,031	80
Cal Dive International, Inc.*	14,820	33
Complete Production Services, Inc.*	7,860	264
Dawson Geophysical Co.*	3,192	126
Dril-Quip, Inc.*	4,646	306
Exterran Holdings, Inc.*	13,600	124
Geokinetics, Inc.*	10,142	22
Gulf Island Fabrication, Inc.	2,889	84
Helix Energy Solutions Group, Inc.*	14,425	228
Hornbeck Offshore Services, Inc.*	4,640	144
ION Geophysical Corp.*	23,187	142
Key Energy Services, Inc.*	19,955	309
Lufkin Industries, Inc.	4,876	328
Matrix Service Co.*	4,757	45
Natural Gas Services Group, Inc.*	5,563	80
Newpark Resources, Inc.*	15,564	148
OYO Geospace Corp.*	656	51
Pioneer Drilling Co.*	9,338	90
RPC, Inc.	10,297	188
T.G.C. Industries, Inc.*	1,604	12
Targa Resources Corp.	5,400	220
Tetra Technologies, Inc.*	9,600	90
Union Drilling, Inc.*	1,166	7
Willbros Group, Inc.*	10,897	40

		3,293

Packaging & Containers - 0.2%
AEP Industries, Inc.*	2,455	69
Graphic Packaging Holding Co.*	11,218	48
Silgan Holdings, Inc.	4,548	176

		293

Pharmaceuticals - 2.8%
Acura Pharmaceuticals, Inc.*	26,284	92
Akorn, Inc.*	12,181	135
Alimera Sciences, Inc.*	4,066	5
Alkermes PLC*	8,730	151
Allos Therapeutics, Inc.*	7,550	11
Amicus Therapeutics, Inc.*	2,364	8
Ardea Biosciences, Inc.*	6,795	114

NORTHERN FUNDS QUARTERLY REPORT    35    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3% continued
Pharmaceuticals - 2.8% continued
Array Biopharma, Inc.*	2,928	$6
Auxilium Pharmaceuticals, Inc.*	4,069	81
AVANIR Pharmaceuticals, Inc., Class A*	40,284	83
AVI BioPharma, Inc.*	3,180	2
Biodel, Inc.*	2,342	1
BioDelivery Sciences International, Inc.*	2,321	2
BioScrip, Inc.*	5,976	33
Biospecifics Technologies Corp.*	298	5
Catalyst Health Solutions, Inc.*	2,405	125
Cytori Therapeutics, Inc.*	1,182	3
Depomed, Inc.*	1,749	9
Durect Corp.*	3,795	4
Dyax Corp.*	2,777	4
Heska Corp.*	100	1
Hi-Tech Pharmacal Co., Inc.*	2,200	86
Idenix Pharmaceuticals, Inc.*	2,486	18
Impax Laboratories, Inc.*	9,550	193
Infinity Pharmaceuticals, Inc.*	1,439	13
Isis Pharmaceuticals, Inc.*	15,300	110
ISTA Pharmaceuticals, Inc.*	1,878	13
Jazz Pharmaceuticals, Inc.*	4,536	175
Lannett Co., Inc.*	1,726	8
MAP Pharmaceuticals, Inc.*	3,936	52
Medicis Pharmaceutical Corp., Class A	8,123	270
Medivation, Inc.*	7,557	348
Nabi Biopharmaceuticals*	6,384	12
Natural Alternatives International, Inc.*	867	8
Nature’s Sunshine Products, Inc.*	8,014	124
Nektar Therapeutics*	8,599	48
Neogen Corp.*	2,466	76
Neurocrine Biosciences, Inc.*	2,057	17
NeurogesX, Inc.*	10,267	9
Nutraceutical International Corp.*	2,022	23
Obagi Medical Products, Inc.*	7,683	78
Omega Protein Corp.*	1,147	8
Onyx Pharmaceuticals, Inc.*	7,343	323
Opko Health, Inc.*	11,213	55
Optimer Pharmaceuticals, Inc.*	1,761	21
Orexigen Therapeutics, Inc.*	42,939	69
Osiris Therapeutics, Inc.*	2,778	15
Pain Therapeutics, Inc.*	4,650	18
Par Pharmaceutical Cos., Inc.*	4,942	162
PharMerica Corp.*	8,256	125
Pozen, Inc.*	1,439	6
Progenics Pharmaceuticals, Inc.*	1,613	14
Questcor Pharmaceuticals, Inc.*	7,400	308
Salix Pharmaceuticals Ltd.*	8,357	400
Santarus, Inc.*	2,457	8
Schiff Nutrition International, Inc.*	1,472	16
Sciclone Pharmaceuticals, Inc.*	2,473	11
SIGA Technologies, Inc.*	7,147	18
Spectrum Pharmaceuticals, Inc.*	8,586	126
Sucampo Pharmaceuticals, Inc., Class A*	12,135	54
Synageva BioPharma Corp.*	667	18
Synta Pharmaceuticals Corp.*	2,052	10
Targacept, Inc.*	2,900	16
USANA Health Sciences, Inc.*	1,588	48
Vanda Pharmaceuticals, Inc.*	893	4
Viropharma, Inc.*	12,433	340

		4,749

Pipelines - 0.1%
Crosstex Energy, Inc.	3,781	48
Niska Gas Storage Partners LLC, Class U	8,700	77

		125

Real Estate - 0.3%
American Realty Investors, Inc.*	714	1
Avatar Holdings, Inc.*	7,006	50
Consolidated-Tomoka Land Co.	2,024	55
Forestar Group, Inc.*	7,516	114
Kennedy-Wilson Holdings, Inc.	2,319	24
Sovran Self Storage, Inc.	4,800	205
St. Joe (The) Co.*	7,200	106
Stratus Properties, Inc.*	214	2

		557

Real Estate Investment Trusts - 7.9%
Acadia Realty Trust	5,649	114
Agree Realty Corp.	5,418	132
Alexander’s, Inc.	604	223
American Campus Communities, Inc.	9,459	397
Anworth Mortgage Asset Corp.	14,400	90
Apollo Commercial Real Estate Finance, Inc.	7,300	96
Arbor Realty Trust, Inc.*	3,501	12
ARMOUR Residential REIT, Inc.	9,000	63
Ashford Hospitality Trust, Inc.	19,183	153
Associated Estates Realty Corp.	5,683	91
BioMed Realty Trust, Inc.	16,514	299

EQUITY FUNDS    36    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3% continued
Real Estate Investment Trusts - 7.9% continued
Brandywine Realty Trust	19,967	$190
BRT Realty Trust*	3,798	24
CapLease, Inc.	18,507	75
Capstead Mortgage Corp.	12,715	158
CBL & Associates Properties, Inc.	19,992	314
Cedar Realty Trust, Inc.	14,569	63
Chesapeake Lodging Trust	2,600	40
Cogdell Spencer, Inc.	1,301	6
Colonial Properties Trust	12,700	265
Colony Financial, Inc.	6,800	107
CommonWealth REIT	11,313	188
Cousins Properties, Inc.	12,812	82
CreXus Investment Corp.	3,800	39
CubeSmart	17,277	184
CYS Investments, Inc.	3,500	46
DCT Industrial Trust, Inc.	32,800	168
DiamondRock Hospitality Co.	29,341	283
DuPont Fabros Technology, Inc.	10,600	257
Dynex Capital, Inc.	8,134	74
EastGroup Properties, Inc.	4,794	208
Education Realty Trust, Inc.	15,911	163
Entertainment Properties Trust	6,762	296
Equity Lifestyle Properties, Inc.	3,484	232
Equity One, Inc.	7,146	121
Excel Trust, Inc.	2,700	32
Extra Space Storage, Inc.	14,310	347
FelCor Lodging Trust, Inc.*	14,496	44
First Industrial Realty Trust, Inc.*	3,472	36
First Potomac Realty Trust	5,220	68
Franklin Street Properties Corp.	8,300	83
Getty Realty Corp.	4,981	69
Gladstone Commercial Corp.	4,055	71
Glimcher Realty Trust	15,895	146
Gramercy Capital Corp.*	2,605	7
Gyrodyne Co. of America, Inc.*	353	36
Hatteras Financial Corp.	4,500	119
Healthcare Realty Trust, Inc.	11,745	218
Hersha Hospitality Trust	15,515	76
Highwoods Properties, Inc.	10,370	308
Home Properties, Inc.	5,449	314
Inland Real Estate Corp.	12,900	98
Invesco Mortgage Capital, Inc.	4,065	57
Investors Real Estate Trust	13,500	98
iStar Financial, Inc.*	10,343	55
Kilroy Realty Corp.	7,859	299
Kite Realty Group Trust	2,059	9
LaSalle Hotel Properties	13,642	330
Lexington Realty Trust	21,700	163
LTC Properties, Inc.	3,652	113
Medical Properties Trust, Inc.	16,152	159
MFA Financial, Inc.	41,024	276
MHI Hospitality Corp.	690	2
Mid-America Apartment Communities, Inc.	5,381	337
Mission West Properties, Inc.	1,164	11
Monmouth Real Estate Investment Corp., Class A	8,722	80
MPG Office Trust, Inc.*	2,495	5
National Health Investors, Inc.	3,508	154
National Retail Properties, Inc.	13,738	362
Newcastle Investment Corp.	15,709	73
NorthStar Realty Finance Corp.	16,862	80
Omega Healthcare Investors, Inc.	17,074	330
One Liberty Properties, Inc.	2,787	46
Parkway Properties, Inc.	8,898	88
Pebblebrook Hotel Trust	2,600	50
Pennsylvania Real Estate Investment Trust	9,436	99
PennyMac Mortgage Investment Trust	6,800	113
PMC Commercial Trust	1,003	7
Post Properties, Inc.	7,957	348
PS Business Parks, Inc.	2,491	138
RAIT Financial Trust	7,474	36
Ramco-Gershenson Properties Trust	5,093	50
Redwood Trust, Inc.	9,299	95
Resource Capital Corp.	8,275	46
Retail Opportunity Investments Corp.	11,100	131
Sabra Healthcare REIT, Inc.	5,392	65
Saul Centers, Inc.	2,577	91
Starwood Property Trust, Inc.	2,034	38
Strategic Hotels & Resorts, Inc.*	26,133	140
Sun Communities, Inc.	6,097	223
Sunstone Hotel Investors, Inc.*	19,500	159
Tanger Factory Outlet Centers, Inc	11,764	345
Terreno Realty Corp.	3,400	51
Two Harbors Investment Corp.	12,100	112
UMH Properties, Inc.	2,393	22
Universal Health Realty Income Trust	1,467	57
Urstadt Biddle Properties, Inc., Class A	3,926	71
Washington Real Estate Investment Trust	11,021	301
Whitestone REIT, Class B	2,000	24

NORTHERN FUNDS QUARTERLY REPORT    37    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3% continued
Real Estate Investment Trusts - 7.9% continued
Winthrop Realty Trust	9,641	$98

		13,362

Retail - 6.5%
99 Cents Only Stores*	7,984	175
Aeropostale, Inc.*	9,900	151
AFC Enterprises, Inc.*	1,142	17
America’s Car-Mart, Inc.*	2,767	108
ANN, Inc.*	1,562	39
Asbury Automotive Group, Inc.*	5,681	123
Ascena Retail Group, Inc.*	15,420	458
Benihana, Inc.*	3,957	41
Big 5 Sporting Goods Corp.	2,048	21
Biglari Holdings, Inc.*	300	110
BJ’s Restaurants, Inc.*	3,372	153
Bob Evans Farms, Inc.	4,729	159
Books-A-Million, Inc.	2,766	7
Brown Shoe Co., Inc.	8,459	75
Buckle (The), Inc.	4,069	166
Buffalo Wild Wings, Inc.*	3,076	208
Build-A-Bear Workshop, Inc.*	2,032	17
Cabela’s, Inc.*	8,006	204
Carrols Restaurant Group, Inc.*	1,457	17
Casey’s General Stores, Inc.	7,719	398
Cash America International, Inc.	4,086	191
Cato (The) Corp., Class A	3,616	88
CEC Entertainment, Inc.	5,803	200
Cheesecake Factory (The), Inc.*	8,152	239
Children’s Place Retail Stores (The), Inc.*	4,069	216
Christopher & Banks Corp.	2,910	7
Citi Trends, Inc.*	1,290	11
Coinstar, Inc.*	3,797	173
Collective Brands, Inc.*	7,721	111
Conn’s, Inc.*	2,901	32
Cracker Barrel Old Country Store, Inc.	2,313	117
Denny’s Corp.*	2,309	9
Destination Maternity Corp.	900	15
Dillard’s, Inc., Class A	4,170	187
DineEquity, Inc.*	1,760	74
Domino’s Pizza, Inc.*	7,574	257
DSW, Inc., Class A	8,040	355
Duckwall-ALCO Stores, Inc.*	858	7
Einstein Noah Restaurant Group, Inc.	744	12
Ezcorp, Inc., Class A*	6,300	166
Famous Dave’s of America, Inc.*	2,485	26
Finish Line (The), Inc., Class A	7,255	140
First Cash Financial Services, Inc.*	4,347	153
Fred’s, Inc., Class A	6,606	96
Frisch’s Restaurants, Inc.	3,701	72
Gaiam, Inc., Class A*	858	3
Genesco, Inc.*	2,900	179
Golfsmith International Holdings, Inc.*	749	2
Group 1 Automotive, Inc.	2,778	144
Haverty Furniture Cos., Inc.	2,332	26
hhgregg, Inc.*	2,490	36
Hibbett Sports, Inc.*	5,088	230
HOT Topic, Inc.	3,485	23
HSN, Inc.	6,600	239
Jack in the Box, Inc.*	7,431	155
Jos. A. Bank Clothiers, Inc.*	5,236	255
Kenneth Cole Productions, Inc., Class A*	1,611	17
Kirkland’s, Inc.*	1,588	21
Kona Grill, Inc.*	6,700	41
Krispy Kreme Doughnuts, Inc.*	11,074	72
Lithia Motors, Inc., Class A	1,601	35
Luby’s, Inc.*	1,580	7
Lumber Liquidators Holdings, Inc.*	2,550	45
McCormick & Schmick’s Seafood Restaurants, Inc.*	1,150	10
Men’s Wearhouse (The), Inc.	6,252	203
New York & Co., Inc.*	2,463	7
Nu Skin Enterprises, Inc., Class A	7,263	353
O’Charleys, Inc.*	1,459	8
Office Depot, Inc.*	33,900	73
OfficeMax, Inc.*	17,718	80
P.F. Chang’s China Bistro, Inc.	3,797	117
Pacific Sunwear of California, Inc.*	8,283	14
Pantry (The), Inc.*	851	10
Papa John’s International, Inc.*	2,638	99
PC Connection, Inc.	1,325	15
PC Mall, Inc.*	1,174	7
Penske Automotive Group, Inc.	10,023	193
Pep Boys - Manny, Moe & Jack (The)	8,443	93
PetMed Express, Inc.	3,056	32
Pier 1 Imports, Inc.*	12,930	180
Pricesmart, Inc.	3,185	222
RadioShack Corp.	12,900	125
Red Robin Gourmet Burgers, Inc.*	6,748	187
Regis Corp.	10,023	166
Rite Aid Corp.*	19,220	24

EQUITY FUNDS    38    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3% continued
Retail - 6.5% continued
Ruby Tuesday, Inc.*	7,408	$51
Rush Enterprises, Inc., Class A*	5,681	119
Ruth’s Hospitality Group, Inc.*	3,474	17
Saks, Inc.*	13,983	136
Shoe Carnival, Inc.*	595	15
Sonic Automotive, Inc., Class A	8,226	122
Sonic Corp.*	12,963	87
Stage Stores, Inc.	7,105	99
Stein Mart, Inc.*	3,507	24
Steinway Musical Instruments, Inc.*	2,897	73
Susser Holdings Corp.*	879	20
Syms Corp.*	1,013	11
Systemax, Inc.*	7,700	126
Texas Roadhouse, Inc.	10,453	156
Tuesday Morning Corp.*	1,459	5
Vitamin Shoppe, Inc.*	3,000	120
West Marine, Inc.*	1,004	12
Wet Seal (The), Inc., Class A*	2,777	9
World Fuel Services Corp.	9,156	384
Zale Corp.*	2,754	11
Zumiez, Inc.*	2,023	56

		11,002

Savings & Loans - 1.5%
Astoria Financial Corp.	11,700	99
Bank Mutual Corp.	5,824	19
BankFinancial Corp.	2,028	11
Beacon Federal Bancorp, Inc.	5,600	78
Beneficial Mutual Bancorp, Inc.*	10,025	84
Berkshire Hills Bancorp, Inc.	6,768	150
Brookline Bancorp, Inc.	5,548	47
Cape Bancorp, Inc.*	1,165	9
Capitol Federal Financial, Inc.	21,100	243
Cheviot Financial Corp.	867	6
Chicopee Bancorp, Inc.*	893	13
Clifton Savings Bancorp, Inc.	3,077	29
Dime Community Bancshares, Inc.	3,051	38
ESB Financial Corp.	672	9
ESSA Bancorp, Inc.	893	9
First Clover Leaf Financial Corp.	267	2
First Defiance Financial Corp.	743	11
First Financial Holdings, Inc.	5,393	48
First Financial Northwest, Inc.*	1,009	6
First Niagara Financial Group, Inc.	14,103	122
First Pactrust Bancorp, Inc.	1,000	10
Flushing Financial Corp.	1,888	24
Fox Chase Bancorp, Inc.	6,428	81
Heritage Financial Group, Inc.	3,800	42
HF Financial Corp.	714	8
Hingham Institution for Savings	64	3
Home Federal Bancorp, Inc.	3,657	38
Investors Bancorp, Inc.*	3,474	47
Kaiser Federal Financial Group, Inc.	735	9
Kearny Financial Corp.	9,434	90
Kentucky First Federal Bancorp	862	8
Lake Shore Bancorp, Inc.	267	3
Meridian Interstate Bancorp, Inc.*	749	9
Meta Financial Group, Inc.	450	7
MutualFirst Financial, Inc.	586	4
NASB Financial, Inc.*	5,006	54
Newport Bancorp, Inc.*	160	2
Northeast Community Bancorp, Inc.	1,021	6
Northfield Bancorp, Inc.	6,264	89
Northwest Bancshares, Inc.	10,622	132
OceanFirst Financial Corp.	5,694	74
Oritani Financial Corp.	9,859	126
Provident Financial Services, Inc.	9,700	130
Provident New York Bancorp	4,065	27
Prudential Bancorp, Inc. of Pennsylvania	1,290	7
Pulaski Financial Corp.	855	6
Rockville Financial, Inc.	1,324	14
Roma Financial Corp.	6,125	60
Severn Bancorp, Inc.*	1,582	4
SI Financial Group, Inc.	1,055	10
Teche Holding Co.	153	5
TF Financial Corp.	321	7
United Financial Bancorp, Inc.	4,196	68
ViewPoint Financial Group	1,899	25
Washington Federal, Inc.	10,700	150
Waterstone Financial, Inc.*	3,615	7
Westfield Financial, Inc.	2,471	18
WSFS Financial Corp.	3,064	110

		2,547

Semiconductors - 3.3%
Advanced Analogic Technologies, Inc.*	2,930	17
Aeroflex Holding Corp.*	8,400	86
Amkor Technology, Inc.*	16,275	71
Anadigics, Inc.*	4,954	11
ATMI, Inc.*	6,600	132

NORTHERN FUNDS QUARTERLY REPORT    39    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3% continued
Semiconductors - 3.3% continued
Brooks Automation, Inc.	10,576	$109
BTU International, Inc.*	4,181	11
Cabot Microelectronics Corp.*	3,364	159
Cascade Microtech, Inc.*	600	2
Cavium, Inc.*	4,400	125
Ceva, Inc.*	2,982	90
Cirrus Logic, Inc.*	11,936	189
Cohu, Inc.	5,718	65
CSR PLC ADR*	642	7
Diodes, Inc.*	5,822	124
DSP Group, Inc.*	2,749	14
Emulex Corp.*	12,674	87
Entegris, Inc.*	15,276	133
Entropic Communications, Inc.*	7,032	36
Exar Corp.*	12,220	79
Fairchild Semiconductor International, Inc.*	14,400	173
Formfactor, Inc.*	6,252	32
Hittite Microwave Corp.*	4,704	232
Integrated Device Technology, Inc.*	18,037	99
International Rectifier Corp.*	8,636	168
Intersil Corp., Class A	13,522	141
IXYS Corp.*	2,638	29
Kopin Corp.*	7,275	28
Lattice Semiconductor Corp.*	17,000	101
LTX-Credence Corp.*	16,400	88
Micrel, Inc.	10,916	110
Microsemi Corp.*	12,794	214
MIPS Technologies, Inc.*	6,015	27
MKS Instruments, Inc.	8,300	231
Monolithic Power Systems, Inc.*	4,803	72
Netlogic Microsystems, Inc.*	6,964	345
Omnivision Technologies, Inc.*	7,040	86
Pericom Semiconductor Corp.*	2,317	18
Photronics, Inc.*	4,886	30
PLX Technology, Inc.*	1,326	4
PMC - Sierra, Inc.*	31,600	174
Power Integrations, Inc.	4,664	155
QLogic Corp.*	12,500	188
Rubicon Technology, Inc.*	3,338	31
Rudolph Technologies, Inc.*	2,622	24
Semtech Corp.*	8,125	202
Silicon Image, Inc.*	3,051	14
Silicon Laboratories, Inc.*	6,000	261
Standard Microsystems Corp.*	3,550	92
Supertex, Inc.*	3,771	71
Tessera Technologies, Inc.*	7,542	126
TriQuint Semiconductor, Inc.*	16,159	79
Ultratech, Inc.*	4,638	114
Veeco Instruments, Inc.*	5,071	105
Volterra Semiconductor Corp.*	3,781	97

		5,508

Software - 4.3%
Accelrys, Inc.*	3,615	24
ACI Worldwide, Inc.*	3,616	104
Actuate Corp.*	1,449	8
Acxiom Corp.*	8,313	102
Advent Software, Inc.*	6,704	163
American Software, Inc., Class A	16,126	152
Aspen Technology, Inc.*	12,196	212
athenahealth, Inc.*	4,961	244
Avid Technology, Inc.*	6,710	57
Bitstream, Inc., Class A*	1,004	6
Blackbaud, Inc.	5,693	158
Bottomline Technologies, Inc.*	5,700	132
Callidus Software, Inc.*	2,186	14
CommVault Systems, Inc.*	6,111	261
Computer Programs & Systems, Inc.	4,058	207
Concur Technologies, Inc.*	5,429	276
CSG Systems International, Inc.*	5,946	87
Deltek, Inc.*	3,799	37
DemandTec, Inc.*	1,886	25
Digi International, Inc.*	5,786	65
Ebix, Inc.	7,256	160
EPIQ Systems, Inc.	2,341	28
Fair Isaac Corp.	6,126	220
FalconStor Software, Inc.*	1,747	5
Geeknet, Inc.*	2,492	42
GSE Systems, Inc.*	1,588	3
inContact, Inc.*	8,428	37
InnerWorkings, Inc.*	1,318	12
Innodata Isogen, Inc.*	2,038	8
Interactive Intelligence Group, Inc.*	1,161	27
JDA Software Group, Inc.*	6,144	199
Mantech International Corp., Class A	4,069	127
Market Leader, Inc.*	3,616	10
MedAssets, Inc.*	2,476	23
Medidata Solutions, Inc.*	2,400	52
Mediware Information Systems*	9,243	118

EQUITY FUNDS    40    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3% continued
Software - 4.3% continued
MicroStrategy, Inc., Class A*	1,290	$140
Omnicell, Inc.*	6,181	102
Opnet Technologies, Inc.	4,664	171
Parametric Technology Corp.*	12,800	234
Pegasystems, Inc.	3,623	107
Pervasive Software, Inc.*	1,611	9
Progress Software Corp.*	9,749	189
PROS Holdings, Inc.*	5,056	75
QAD, Inc., Class B*	942	10
QLIK Technologies, Inc.*	7,844	190
Quality Systems, Inc.	5,506	204
Quest Software, Inc.*	11,214	209
RealPage, Inc.*	9,600	243
RightNow Technologies, Inc.*	4,638	198
Schawk, Inc.	5,811	65
Seachange International, Inc.*	1,588	11
Smith Micro Software, Inc.*	7,542	9
SolarWinds, Inc.*	6,800	190
Sonic Foundry, Inc.*	4,700	36
SS&C Technologies Holdings, Inc.*	2,900	52
SuccessFactors, Inc.*	7,971	318
Synchronoss Technologies, Inc.*	5,657	171
SYNNEX Corp.*	3,920	119
Take-Two Interactive Software, Inc.*	8,200	111
Taleo Corp., Class A*	3,936	152
Tier Technologies, Inc.*	1,142	5
Tyler Technologies, Inc.*	6,093	183
Ultimate Software Group, Inc.*	3,800	247
Verint Systems, Inc.*	2,100	58
Wayside Technology Group, Inc.	800	10

		7,223

Storage/Warehousing - 0.1%
Mobile Mini, Inc.*	5,747	100

Telecommunications - 3.2%
8x8, Inc.*	15,996	51
ADTRAN, Inc.	9,307	281
Alaska Communications Systems Group, Inc.	8,522	26
Anaren, Inc.*	5,476	91
Anixter International, Inc.*	4,491	268
Arris Group, Inc.*	14,985	162
Aruba Networks, Inc.*	11,511	213
Atlantic Tele-Network, Inc.	1,298	51
Aviat Networks, Inc.*	32,120	59
Aware, Inc.*	792	2
Black Box Corp.	2,626	74
Cbeyond, Inc.*	3,076	25
China Information Technology, Inc.*	1,611	1
Ciena Corp.*	9,913	120
Cincinnati Bell, Inc.*	32,564	99
Communications Systems, Inc.	3,358	47
Comtech Telecommunications Corp.	3,639	104
Comverse Technology, Inc.*	24,500	168
Consolidated Communications Holdings, Inc.	2,632	50
DigitalGlobe, Inc.*	5,200	89
Extreme Networks, Inc.*	6,380	19
Finisar Corp.*	10,200	171
General Communication, Inc., Class A*	4,378	43
GeoEye, Inc.*	3,689	82
Globecomm Systems, Inc.*	1,743	24
Harmonic, Inc.*	12,800	64
HickoryTech Corp.	5,889	65
IDT Corp., Class B	2,200	21
Infinera Corp.*	11,100	70
InterDigital, Inc.	6,128	267
Ixia*	9,904	104
KVH Industries, Inc.*	3,641	28
Leap Wireless International, Inc.*	7,924	74
LogMeIn, Inc.*	2,183	84
Loral Space & Communications, Inc.*	1,000	65
Lumos Networks Corp.	1,381	21
Meru Networks, Inc.*	4,800	20
Netgear, Inc.*	4,659	156
Network Equipment Technologies, Inc.*	3,189	4
NeuStar, Inc., Class A*	7,644	261
Neutral Tandem, Inc.*	2,176	23
Novatel Wireless, Inc.*	9,602	30
NTELOS Holdings Corp.	2,681	55
Numerex Corp., Class A*	2,186	18
Oclaro, Inc.*	6,100	17
Oplink Communications, Inc.*	4,968	82
Opnext, Inc.*	1,588	1
Plantronics, Inc.	6,747	240
Powerwave Technologies, Inc.*	671	1
Preformed Line Products Co.	298	18
Premiere Global Services, Inc.*	15,679	133
R.F. Micro Devices, Inc.*	35,942	194
Shenandoah Telecommunications Co.	2,042	21

NORTHERN FUNDS QUARTERLY REPORT    41    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3% continued
Telecommunications - 3.2% continued
ShoreTel, Inc.*	8,226	$52
Sonus Networks, Inc.*	19,900	48
SureWest Communications	6,899	83
Sycamore Networks, Inc.*	2,332	42
Symmetricom, Inc.*	16,236	87
Tekelec*	9,154	100
Telestone Technologies Corp.*	2,481	10
Tellabs, Inc.	43,400	175
Tessco Technologies, Inc.	1,581	22
USA Mobility, Inc.	4,201	58
UTStarcom Holdings Corp.*	6,386	9
Viasat, Inc.*	4,054	187
Warwick Valley Telephone Co.	298	4

		5,334

Textiles - 0.2%
G&K Services, Inc., Class A	3,912	114
Hallwood Group (The), Inc.*	100	1
Unifirst Corp.	2,919	165

		280

Toys, Games & Hobbies - 0.0%
Jakks Pacific, Inc.	3,357	48
Leapfrog Enterprises, Inc.*	4,349	24

		72

Transportation - 2.0%
Air Transport Services Group, Inc.*	3,765	18
Alexander & Baldwin, Inc.	6,253	255
Arkansas Best Corp.	4,500	87
Atlas Air Worldwide Holdings, Inc.*	3,785	145
Bristow Group, Inc.	5,328	252
CAI International, Inc.*	3,058	47
Celadon Group, Inc.	855	10
Con-way, Inc.	3,212	94
Covenant Transport Group, Inc., Class A*	2,015	6
DHT Holdings, Inc.	2,613	2
Eagle Bulk Shipping, Inc.*	1,331	1
Forward Air Corp.	5,077	163
Frozen Food Express Industries, Inc.*	8,415	11
Genesee & Wyoming, Inc., Class A*	4,934	299
Golar LNG Ltd.	4,962	221
Gulfmark Offshore, Inc., Class A*	2,651	111
Heartland Express, Inc.	10,319	147
Horizon Lines, Inc., Class A*	80	—
HUB Group, Inc., Class A*	5,074	165
International Shipholding Corp.	160	3
Knight Transportation, Inc.	9,288	145
Knightsbridge Tankers Ltd.	4,811	66
Marten Transport Ltd.	4,917	88
Nordic American Tankers Ltd.	3,474	42
Old Dominion Freight Line, Inc.*	6,549	265
Overseas Shipholding Group, Inc.	3,800	42
P.A.M. Transportation Services, Inc.*	7,500	71
Pacer International, Inc.*	2,614	14
Patriot Transportation Holding, Inc.*	1,694	37
PHI, Inc. (Non Voting)*	4,366	109
Providence and Worcester Railroad Co.	2,260	26
Saia, Inc.*	705	9
Ship Finance International Ltd.	7,542	70
Teekay Tankers Ltd., Class A	1,018	4
Ultrapetrol Bahamas Ltd.*	1,766	5
Universal Truckload Services, Inc.	4,841	88
USA Truck, Inc.*	738	6
Werner Enterprises, Inc.	7,147	172

		3,296

Trucking & Leasing - 0.4%
AMERCO	886	79
GATX Corp.	7,372	322
Greenbrier Cos., Inc.*	1,163	28
TAL International Group, Inc.	3,657	105
Textainer Group Holdings Ltd.	3,054	89
Willis Lease Finance Corp.*	867	10

		633

Water - 0.3%
Artesian Resources Corp., Class A	595	11
California Water Service Group	6,380	116
Connecticut Water Service, Inc.	743	20
Consolidated Water Co. Ltd.	5,110	44
Middlesex Water Co.	5,026	94
Pennichuck Corp.	306	9
SJW Corp.	3,323	79
York Water Co.	4,093	72

		445

Total Common Stocks (Cost $166,986)		165,675

EQUITY FUNDS    42    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
RIGHTS - 0.0%
Biotechnology - 0.0%
Lexicon Pharmaceuticals, Inc.*	2,196	$—
Omni Special Ltd.*	3,326	—

		—

Total Rights (Cost $ — )		—

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS - 0.0%
Magnum Hunter Resources Corp.*	1,700	$—

Total Warrants (Cost $ — )		—

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 1.4%
Northern Institutional Funds - Diversified Assets Portfolio (1) (2)	2,367,111	$2,367

Total Investment Companies (Cost $2,367)		2,367

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT - TERM INVESTMENTS - 0.2%
U.S. Treasury Bill, 0.00%, 5/3/12(3)	$340	$340

Total Short-Term Investments (Cost $340)		340

Total Investments - 99.9% (Cost $169,693)		168,382

Other Assets less Liabilities - 0.1%		158

NET ASSETS - 100.0%		$168,540

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(2)	At March 31, 2011, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $6,766,000 with net sales of approximately $4,399,000 during the nine months ended December 31, 2011.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

Federal Tax Information:

At December 31, 2011, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$169,677

Gross tax appreciation of investments	$19,158
Gross tax depreciation of investments	(20,453)

Net tax depreciation of investments	$(1,295)

At December 31, 2011, the Small Cap Core Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
Russell 2000
Mini	35	$2,586	Long	3/12	$58

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Small Cap Core Fund’s investments and other financial instruments, which are carried at fair value, as of December 31, 2011:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Advertising	$93	$—	$—	$93
Aerospace/Defense	2,642	—	—	2,642
Agriculture	644	—	—	644
Airlines	924	—	—	924
Apparel	2,085	—	—	2,085
Auto Manufacturers	67	—	—	67
Auto Parts & Equipment	1,231	—	—	1,231
Banks	8,927	—	—	8,927
Beverages	549	—	—	549
Biotechnology	3,052	—	—	3,052
Building Materials	1,624	—	—	1,624
Chemicals	3,627	—	—	3,627
Coal	310	—	—	310
Commercial Services	10,488	—	—	10,488
Computers	3,154	—	—	3,154
Cosmetics/Personal Care	251	—	—	251
Distribution/Wholesale	1,923	—	—	1,923
Diversified Financial Services	3,412	1	—	3,413

NORTHERN FUNDS QUARTERLY REPORT    43    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Electric	$3,760	$—	$—	$3,760
Electrical Components & Equipment	1,199	—	—	1,199
Electronics	4,198	—	—	4,198
Energy - Alternative Sources	260	—	—	260
Engineering & Construction	1,332	—	—	1,332
Entertainment	1,583	—	—	1,583
Environmental Control	1,224	—	—	1,224
Food	3,302	—	—	3,302
Forest Products & Paper	1,278	—	—	1,278
Gas	2,050	—	—	2,050
Hand/Machine Tools	159	—	—	159
Healthcare - Products	6,823	—	—	6,823
Healthcare - Services	3,637	—	—	3,637
Holding Companies - Diversified	130	—	—	130
Home Builders	797	4	—	801
Home Furnishings	725	—	—	725
Household Products/Wares	717	—	—	717
Housewares	267	—	—	267
Insurance	5,848	—	—	5,848
Internet	3,581	—	—	3,581
Investment Companies	711	—	—	711
Iron/Steel	603	—	—	603
Leisure Time	755	7	—	762
Lodging	343	—	—	343
Machinery - Construction & Mining	113	—	—	113
Machinery - Diversified	2,957	—	—	2,957
Media	1,010	—	—	1,010
Metal Fabrication/ Hardware	1,779	—	—	1,779
Mining	1,299	—	—	1,299
Miscellaneous Manufacturing	3,505	—	—	3,505
Office Furnishings	597	—	—	597
Oil & Gas	5,299	—	—	5,299
Oil & Gas Services	3,293	—	—	3,293
Packaging & Containers	293	—	—	293
Pharmaceuticals	4,749	—	—	4,749
Pipelines	125	—	—	125
Real Estate	557	—	—	557
Real Estate Investment Trusts	13,362	—	—	13,362
Retail	11,002	—	—	11,002
Savings & Loans	2,544	3	—	2,547
Semiconductors	5,508	—	—	5,508
Software	7,223	—	—	7,223
Storage/Warehousing	100	—	—	100
Telecommunications	5,334	—	—	5,334
Textiles	280	—	—	280
Toys, Games & Hobbies	72	—	—	72
Transportation	3,296	—	—	3,296
Trucking & Leasing	633	—	—	633
Water	445	—	—	445
Investment Companies	2,367	—	—	2,367
Short-Term Investments	—	340	—	340

Total Investments	$168,027	$355	$—	$168,382

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$58	$—	$—	$58

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At December 31, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

EQUITY FUNDS    44    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

The following is a reconcilation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/11 (000S)	REALIZED GAINS (000S)	REALIZED LOSSES (000S)	CHANGE IN UNREALIZED APPRECIATION (000S)	CHANGE IN UNREALIZED DEPRECIATION (000S)	PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S)	TRANSFERS OUT OF LEVEL 3 (000S)	BALANCE AS OF 12/31/11 (000S)
Common Stocks
Chemicals	$16	$—	$(22)	$7	$—	$—	$(1)	$—	$—	$—
Insurance	18	—	(59)	42	—	—	(1)	—	—	—

Total	$34	$—	$(81)	$49	$—	$—	$(2)	$—	$—	$—

NORTHERN FUNDS QUARTERLY REPORT    45    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.4%
Advertising - 0.1%
Harte-Hanks, Inc.	116,482	$1,059

Aerospace/Defense - 2.1%
AAR Corp.	158,876	3,046
Cubic Corp.	47,541	2,072
Curtiss-Wright Corp.	7,300	258
Ducommun, Inc.	94,353	1,203
Esterline Technologies Corp.*	198,250	11,096
Moog, Inc., Class A*	218,312	9,590
Orbital Sciences Corp.*	13,396	195
Triumph Group, Inc.	93,076	5,440

		32,900

Agriculture - 0.5%
Andersons (The), Inc.	60,735	2,652
Universal Corp.	105,174	4,834

		7,486

Airlines - 1.2%
Alaska Air Group, Inc.*	100,675	7,560
JetBlue Airways Corp.*	1,054,876	5,485
Skywest, Inc.	444,596	5,598

		18,643

Apparel - 0.6%
Columbia Sportswear Co.	114,687	5,339
Iconix Brand Group, Inc.*	181,073	2,950
Jones Group (The), Inc.	120,451	1,271
Perry Ellis International, Inc.*	35,600	506
Unifi, Inc.*	34,631	263

		10,329

Auto Parts & Equipment - 0.3%
Cooper Tire & Rubber Co.	66,385	930
Exide Technologies*	124,200	327
Fuel Systems Solutions, Inc.*	8,200	135
Miller Industries, Inc.	85,037	1,337
Standard Motor Products, Inc.	41,835	839
Superior Industries International, Inc.	92,431	1,529

		5,097

Banks - 10.5%
Bancfirst Corp.	22,747	854
BancorpSouth, Inc.	210,003	2,314
Bank of the Ozarks, Inc.	54,327	1,610
Capital City Bank Group, Inc.	39,837	380
Cardinal Financial Corp.	74,716	803
Chemical Financial Corp.	206,441	4,401
City Holding Co.	80,495	2,728
Columbia Banking System, Inc.	36,443	702
Comerica, Inc.	73,271	1,890
Community Bank System, Inc.	264,239	7,346
Community Trust Bancorp, Inc.	97,679	2,874
CVB Financial Corp.	237,706	2,384
East West Bancorp, Inc.	153,365	3,029
Financial Institutions, Inc.	11,570	187
First Bancorp	124,583	1,389
First Commonwealth Financial Corp.	500,007	2,630
First Community Bancshares, Inc.	123,510	1,541
First Financial Bancorp	234,014	3,894
First Financial Corp.	77,649	2,584
First Merchants Corp.	105,370	893
First Midwest Bancorp, Inc.	307,998	3,120
FirstMerit Corp.	297,586	4,503
FNB Corp.	614,329	6,948
Fulton Financial Corp.	140,273	1,376
Glacier Bancorp, Inc.	60,312	726
Hancock Holding Co.	78,200	2,500
Hanmi Financial Corp.*	25,991	192
Heartland Financial USA, Inc.	53,482	820
Home Bancshares, Inc.	66,134	1,714
IBERIABANK Corp.	75,890	3,741
Independent Bank Corp.	109,812	2,997
International Bancshares Corp.	381,795	7,000
Lakeland Bancorp, Inc.	183,326	1,580
Lakeland Financial Corp.	43,968	1,138
MainSource Financial Group, Inc.	15,614	138
National Bankshares, Inc.	15,450	431
NBT Bancorp, Inc.	150,092	3,322
Old National Bancorp	400,081	4,661
Park National Corp.	36,404	2,369
Peoples Bancorp, Inc.	10,333	153
Pinnacle Financial Partners, Inc.*	73,436	1,186
PrivateBancorp, Inc.	180,567	1,983
Prosperity Bancshares, Inc.	250,142	10,093
Renasant Corp.	183,313	2,750
S&T Bancorp, Inc.	122,967	2,404
Sandy Spring Bancorp, Inc.	47,590	835
SCBT Financial Corp.	75,775	2,198
Sierra Bancorp	127,072	1,118
Simmons First National Corp., Class A	155,820	4,237
StellarOne Corp.	133,661	1,521

EQUITY FUNDS    46    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.4% continued
Banks - 10.5% continued
Sterling Bancorp	69,000	$596
Susquehanna Bancshares, Inc.	789,734	6,618
SVB Financial Group*	118,867	5,669
Texas Capital Bancshares, Inc.*	107,446	3,289
Tower Bancorp, Inc.	17,496	499
Trico Bancshares	103,911	1,478
Trustmark Corp.	319,475	7,760
UMB Financial Corp.	155,339	5,786
Union First Market Bankshares Corp.	110,714	1,471
United Bankshares, Inc.	194,496	5,498
Washington Banking Co.	42,395	505
Washington Trust Bancorp, Inc.	107,950	2,576
Webster Financial Corp.	43,369	884
WesBanco, Inc.	61,964	1,206
Wilshire Bancorp, Inc.*	167,437	608
Wintrust Financial Corp.	29,724	834

		167,464

Biotechnology - 0.0%
American Oriental Bioengineering, Inc.*	226,593	127

Building Materials - 1.6%
Apogee Enterprises, Inc.	133,429	1,636
Comfort Systems USA, Inc.	205,527	2,203
Drew Industries, Inc.*	135,190	3,316
Gibraltar Industries, Inc.*	207,532	2,897
Griffon Corp.	188,241	1,719
Interline Brands, Inc.*	182,087	2,835
LSI Industries, Inc.	139,825	839
Quanex Building Products Corp.	180,478	2,711
Simpson Manufacturing Co., Inc.	107,949	3,633
Texas Industries, Inc.	18,441	568
Universal Forest Products, Inc.	101,681	3,139

		25,496

Chemicals - 2.7%
A. Schulman, Inc.	85,448	1,810
Aceto Corp.	238,072	1,643
Cabot Corp.	70,796	2,275
H.B. Fuller Co.	146,447	3,384
Innophos Holdings, Inc.	51,184	2,485
Minerals Technologies, Inc.	83,172	4,702
Olin Corp.	276,100	5,425
OM Group, Inc.*	152,824	3,422
PolyOne Corp.	317,967	3,673
Sensient Technologies Corp.	303,728	11,511
Westlake Chemical Corp.	62,766	2,526

		42,856

Coal - 0.1%
Cloud Peak Energy, Inc.*	13,300	257
Hallador Energy Co.	6,254	62
James River Coal Co.*	197,310	1,365

		1,684

Commercial Services - 3.1%
ABM Industries, Inc.	179,184	3,695
Albany Molecular Research, Inc.*	176,699	518
Barrett Business Services, Inc.	24,815	495
CDI Corp.	110,214	1,522
Convergys Corp.*	38,373	490
CRA International, Inc.*	37,198	738
Cross Country Healthcare, Inc.*	213,632	1,186
Electro Rent Corp.	146,416	2,511
Geo Group (The), Inc.*	14,442	242
Great Lakes Dredge & Dock Corp.	108,824	605
Heidrick & Struggles International, Inc.	116,818	2,516
Kelly Services, Inc., Class A	87,354	1,195
Kforce, Inc.*	72,631	896
Korn/Ferry International*	143,380	2,446
MAXIMUS, Inc.	55,150	2,280
Multi-Color Corp.	67,656	1,741
PHH Corp.*	358,628	3,837
Rent-A-Center, Inc.	381,470	14,114
Service Corp. International	7,500	80
Stewart Enterprises, Inc., Class A	661,592	3,811
Towers Watson & Co., Class A	38,555	2,311
Viad Corp.	168,018	2,937

		50,166

Computers - 1.4%
Brocade Communications Systems, Inc.*	293,071	1,521
CACI International, Inc., Class A*	99,069	5,540
Cray, Inc.*	257,319	1,665
Dynamics Research Corp.*	16,215	184
Electronics for Imaging, Inc.*	174,861	2,492
Imation Corp.*	92,286	529
Insight Enterprises, Inc.*	319,211	4,881
Mentor Graphics Corp.*	193,090	2,618
NetSol Technologies, Inc.*	54,500	22
Xyratex Ltd.	200,765	2,674

		22,126

NORTHERN FUNDS QUARTERLY REPORT    47    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.4% continued
Cosmetics/Personal Care - 0.2%
Elizabeth Arden, Inc.*	48,900	$1,811
Inter Parfums, Inc.	71,513	1,113

		2,924

Distribution/Wholesale - 0.4%
Core-Mark Holding Co., Inc.	62,082	2,458
Owens & Minor, Inc.	62,397	1,734
School Specialty, Inc.*	167,212	418
United Stationers, Inc.	68,481	2,230

		6,840

Diversified Financial Services - 1.8%
Aircastle Ltd.	146,504	1,864
Calamos Asset Management, Inc., Class A	37,963	475
Encore Capital Group, Inc.*	99,819	2,122
GFI Group, Inc.	117,405	484
Investment Technology Group, Inc.*	130,680	1,413
Janus Capital Group, Inc.	101,016	637
JMP Group, Inc.	32,305	231
KBW, Inc.	37,798	574
Knight Capital Group, Inc., Class A*	312,518	3,694
National Financial Partners Corp.*	115,086	1,556
Nelnet, Inc., Class A	153,126	3,747
NewStar Financial, Inc.*	68,428	696
Ocwen Financial Corp.*	252,583	3,657
Oppenheimer Holdings, Inc., Class A	28,700	462
Penson Worldwide, Inc.*	137,008	159
Piper Jaffray Cos.*	17,300	349
Stifel Financial Corp.*	48,246	1,546
SWS Group, Inc.	171,596	1,179
World Acceptance Corp.*	45,477	3,343

		28,188

Electric - 4.3%
Allete, Inc.	164,084	6,888
Avista Corp.	296,261	7,629
Black Hills Corp.	112,400	3,774
Cleco Corp.	210,789	8,031
El Paso Electric Co.	292,473	10,131
IDACORP, Inc.	281,887	11,955
NorthWestern Corp.	144,145	5,159
Otter Tail Corp.	142,550	3,139
Portland General Electric Co.	212,491	5,374
Unisource Energy Corp.	198,514	7,329

		69,409

Electrical Components & Equipment - 0.5%
Encore Wire Corp.	123,482	3,198
EnerSys*	10,611	276
Littelfuse, Inc.	80,738	3,470
Power-One, Inc.*	79,500	311

		7,255

Electronics - 4.0%
Analogic Corp.	85,205	4,884
Bel Fuse, Inc., Class B	70,923	1,330
Benchmark Electronics, Inc.*	233,569	3,146
Brady Corp., Class A	245,922	7,764
Coherent, Inc.*	106,210	5,552
CTS Corp.	401,541	3,694
Cymer, Inc.*	181,855	9,049
FEI Co.*	151,828	6,191
Newport Corp.*	76,750	1,045
OSI Systems, Inc.*	76,379	3,726
Park Electrochemical Corp.	64,757	1,659
Plexus Corp.*	94,599	2,590
Rofin-Sinar Technologies, Inc.*	105,993	2,422
Rogers Corp.*	84,049	3,098
Tech Data Corp.*	60,323	2,980
Watts Water Technologies, Inc., Class A	159,858	5,469

		64,599

Energy - Alternate Sources - 0.1%
REX American Resources Corp.*	91,285	2,018

Engineering & Construction - 0.9%
Aegion Corp.*	8,038	123
Dycom Industries, Inc.*	227,976	4,769
EMCOR Group, Inc.	203,563	5,458
Granite Construction, Inc.	82,777	1,964
Layne Christensen Co.*	114,104	2,761

		15,075

Entertainment - 0.5%
Churchill Downs, Inc.	121,615	6,340
International Speedway Corp., Class A	8,120	206
Vail Resorts, Inc.	33,513	1,419

		7,965

Food - 2.2%
Chiquita Brands International, Inc.*	357,581	2,982
Dole Food Co., Inc.*	233,711	2,022
Fresh Del Monte Produce, Inc.	208,856	5,223
Hain Celestial Group (The), Inc.*	313,385	11,489

EQUITY FUNDS    48    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.4% continued
Food - 2.2% continued
Imperial Sugar Co.	73,248	$261
Nash Finch Co.	68,238	1,998
Pilgrim’s Pride Corp.*	204,330	1,177
Sanderson Farms, Inc.	13,900	697
Seneca Foods Corp., Class A*	40,234	1,039
TreeHouse Foods, Inc.*	96,200	6,289
Weis Markets, Inc.	17,971	718
Winn-Dixie Stores, Inc.*	77,141	724

		34,619

Forest Products & Paper - 0.7%
Boise, Inc.	243,910	1,737
Domtar Corp.	40,963	3,276
KapStone Paper and Packaging Corp.*	56,295	886
Mercer International, Inc.*	193,801	1,182
P.H. Glatfelter Co.	321,754	4,543

		11,624

Gas - 1.9%
AGL Resources, Inc.	122,110	5,160
Laclede Group (The), Inc.	55,759	2,257
New Jersey Resources Corp.	39,822	1,959
Northwest Natural Gas Co.	1,184	57
Piedmont Natural Gas Co., Inc.	90,800	3,085
Southwest Gas Corp.	286,301	12,165
WGL Holdings, Inc.	133,917	5,922

		30,605

Healthcare - Products - 1.3%
Angiodynamics, Inc.*	137,615	2,038
Cantel Medical Corp.	91,743	2,562
CONMED Corp.*	257,054	6,599
Cooper (The) Cos., Inc.	51,926	3,662
CryoLife, Inc.*	196,246	942
Greatbatch, Inc.*	133,235	2,944
Invacare Corp.	112,405	1,719

		20,466

Healthcare - Services - 2.9%
Amedisys, Inc.*	71,322	778
American Dental Partners, Inc.*	70,065	1,319
Amsurg Corp.*	153,870	4,007
Capital Senior Living Corp.*	63,203	502
Centene Corp.*	125,203	4,957
Community Health Systems, Inc.*	227,210	3,965
Five Star Quality Care, Inc.*	348,490	1,045
Gentiva Health Services, Inc.*	177,660	1,199
Healthspring, Inc.*	121,977	6,652
Kindred Healthcare, Inc.*	424,319	4,994
LifePoint Hospitals, Inc.*	118,895	4,417
Medcath Corp.	102,870	750
Metropolitan Health Networks, Inc.*	15,269	114
Molina Healthcare, Inc.*	182,298	4,071
RadNet, Inc.*	106,408	227
Triple-S Management Corp., Class B*	146,988	2,943
Universal American Corp.	159,281	2,024
WellCare Health Plans, Inc.*	58,624	3,078

		47,042

Holding Companies - Diversified - 0.1%
Compass Diversified Holdings	177,383	2,198

Home Builders - 0.1%
Meritage Homes Corp.*	68,040	1,578

Home Furnishings - 0.3%
Ethan Allen Interiors, Inc.	75,395	1,787
Hooker Furniture Corp.	60,931	699
La-Z-Boy, Inc.*	109,052	1,298
VOXX International Corp., Class A*	109,948	929

		4,713

Household Products/Wares - 1.2%
American Greetings Corp., Class A	268,230	3,356
Blyth, Inc.	59,966	3,406
CSS Industries, Inc.	52,446	1,045
Ennis, Inc.	243,988	3,252
Helen of Troy Ltd.*	123,261	3,784
Prestige Brands Holdings, Inc.*	321,945	3,628

		18,471

Insurance - 6.0%
Alterra Capital Holdings Ltd.	267,145	6,313
American Equity Investment Life Holding Co.	278,649	2,898
AMERISAFE, Inc.*	57,707	1,342
Argo Group International Holdings Ltd.	88,541	2,564
Assured Guaranty Ltd.	187,000	2,457
CNO Financial Group, Inc.*	1,080,046	6,815
Delphi Financial Group, Inc., Class A	174,146	7,715
Donegal Group, Inc., Class A	148,330	2,100
EMC Insurance Group, Inc.	55,697	1,146
Employers Holdings, Inc.	114,259	2,067
Endurance Specialty Holdings Ltd.	33,987	1,300
FBL Financial Group, Inc., Class A	199,431	6,785

NORTHERN FUNDS QUARTERLY REPORT    49    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.4% continued
Insurance - 6.0% continued
Hallmark Financial Services, Inc.*	65,007	$454
Harleysville Group, Inc.	59,895	3,388
Horace Mann Educators Corp.	254,552	3,490
Kemper Corp.	39,555	1,155
Meadowbrook Insurance Group, Inc.	347,421	3,710
MGIC Investment Corp.*	555,382	2,072
Montpelier Re Holdings Ltd.	128,038	2,273
National Western Life Insurance Co., Class A	2,792	380
Navigators Group (The), Inc.*	114,733	5,471
Old Republic International Corp.	66,627	618
Platinum Underwriters Holdings Ltd.	97,100	3,312
Radian Group, Inc.	63,100	148
RLI Corp.	56,070	4,085
Safety Insurance Group, Inc.	50,734	2,054
Selective Insurance Group, Inc.	386,409	6,851
StanCorp Financial Group, Inc.	111,983	4,115
State Auto Financial Corp.	40,923	556
Symetra Financial Corp.	294,415	2,670
United Fire & Casualty Co.	68,004	1,372
Validus Holdings Ltd.	127,484	4,016

		95,692

Internet - 0.6%
AsiaInfo-Linkage, Inc.*	14,408	112
Digital River, Inc.*	74,608	1,121
Earthlink, Inc.	469,248	3,022
Infospace, Inc.*	229,522	2,522
PC-Tel, Inc.	98,758	675
United Online, Inc.	429,775	2,338

		9,790

Investment Companies - 1.1%
American Capital Ltd.*	798,551	5,374
Apollo Investment Corp.	488,746	3,147
Ares Capital Corp.	106,128	1,640
Arlington Asset Investment Corp., Class A	12,981	277
BlackRock Kelso Capital Corp.	178,304	1,455
Gladstone Capital Corp.	36,175	276
Hercules Technology Growth Capital, Inc.	249,665	2,357
MVC Capital, Inc.	155,979	1,808
Steel Excel, Inc.*	22,833	548

		16,882

Leisure Time - 0.5%
Arctic Cat, Inc.*	29,500	665
Life Time Fitness, Inc.*	164,125	7,673

		8,338

Lodging - 0.2%
Marcus Corp.	254,180	3,205

Machinery - Construction & Mining - 0.0%
Astec Industries, Inc.*	1,635	53

Machinery - Diversified - 1.4%
Albany International Corp., Class A	134,829	3,117
Briggs & Stratton Corp.	307,544	4,764
Cascade Corp.	67,980	3,207
Cognex Corp.	90,819	3,250
Intevac, Inc.*	140,759	1,042
Kadant, Inc.*	5,270	119
NACCO Industries, Inc., Class A	30,388	2,711
Robbins & Myers, Inc.	74,551	3,620

		21,830

Media - 0.5%
Digital Generation, Inc.*	34,900	416
Journal Communications, Inc., Class A*	576,380	2,536
Scholastic Corp.	196,166	5,879

		8,831

Metal Fabrication/Hardware - 1.0%
A.M. Castle & Co.*	95,448	903
Ampco-Pittsburgh Corp.	17,689	342
CIRCOR International, Inc.	48,219	1,703
Mueller Industries, Inc.	171,688	6,596
Northwest Pipe Co.*	35,266	806
Olympic Steel, Inc.	46,698	1,089
Worthington Industries, Inc.	263,262	4,312

		15,751

Mining - 1.0%
Coeur d’Alene Mines Corp.*	215,612	5,205
Hecla Mining Co.	320,116	1,674
Kaiser Aluminum Corp.	81,876	3,756
Materion Corp.*	152,348	3,699
Thompson Creek Metals Co., Inc.*	292,180	2,034
USEC, Inc.*	284,227	324

		16,692

Miscellaneous Manufacturing - 1.5%
Barnes Group, Inc.	208,125	5,018
Ceradyne, Inc.*	226,419	6,063
EnPro Industries, Inc.*	123,762	4,082

EQUITY FUNDS    50    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.4% continued
Miscellaneous Manufacturing - 1.5% continued
Federal Signal Corp.*	246,696	$1,024
Myers Industries, Inc.	264,509	3,264
Standex International Corp.	88,140	3,012
Tredegar Corp.	92,659	2,059

		24,522

Oil & Gas - 2.0%
Approach Resources, Inc.*	14,151	416
Bill Barrett Corp.*	155,224	5,289
Clayton Williams Energy, Inc.*	48,594	3,687
Contango Oil & Gas Co.*	6,700	390
GeoResources, Inc.*	124,388	3,646
Gran Tierra Energy, Inc.*	74,465	357
Parker Drilling Co.*	613,136	4,396
Penn Virginia Corp.	312,910	1,655
Petroleum Development Corp.*	127,479	4,476
Rex Energy Corp.*	25,929	383
Swift Energy Co.*	165,490	4,918
Vaalco Energy, Inc.*	262,109	1,583
Venoco, Inc.*	72,352	490
Warren Resources, Inc.*	30,100	98

		31,784

Oil & Gas Services - 1.2%
Cal Dive International, Inc.*	735,403	1,655
Complete Production Services, Inc.*	20,275	681
Hornbeck Offshore Services, Inc.*	175,362	5,440
Key Energy Services, Inc.*	68,400	1,058
Natural Gas Services Group, Inc.*	111,956	1,619
Newpark Resources, Inc.*	526,779	5,004
Oil States International, Inc.*	18,427	1,407
OYO Geospace Corp.*	2,196	170
Tetra Technologies, Inc.*	207,000	1,933

		18,967

Packaging & Containers - 0.2%
Graphic Packaging Holding Co.*	309,868	1,320
Rock-Tenn Co., Class A	32,892	1,898

		3,218

Pharmaceuticals - 0.8%
Nutraceutical International Corp.*	73,815	835
Viropharma, Inc.*	429,895	11,775

		12,610

Pipelines - 0.4%
Crosstex Energy, Inc.	207,551	2,624
Enbridge Energy Management LLC*	100,093	3,479
Enbridge Energy Management LLC - (Fractional Shares)*	2,102,018	—
Kinder Morgan Management LLC - (Fractional Shares)*	21,295	—

		6,103

Real Estate - 0.6%
Avatar Holdings, Inc.*	56,234	404
Sovran Self Storage, Inc.	163,774	6,988
W.P. Carey & Co. LLC	50,011	2,047

		9,439

Real Estate Investment Trusts - 11.2%
Acadia Realty Trust	96,985	1,953
Agree Realty Corp.	83,633	2,039
Alexander’s, Inc.	300	111
Alexandria Real Estate Equities, Inc.	22,332	1,540
American Campus Communities, Inc.	184,000	7,721
Anworth Mortgage Asset Corp.	357,607	2,246
ARMOUR Residential REIT, Inc.	188,000	1,325
BioMed Realty Trust, Inc.	578,076	10,452
Capstead Mortgage Corp.	300,289	3,736
CBL & Associates Properties, Inc.	238,450	3,744
Cedar Shopping Centers, Inc.	328,064	1,414
Colonial Properties Trust	206,793	4,314
Corporate Office Properties Trust	35,703	759
DiamondRock Hospitality Co.	448,669	4,325
Duke Realty Corp.	196,712	2,370
DuPont Fabros Technology, Inc.	83,750	2,028
Dynex Capital, Inc.	109,300	998
Entertainment Properties Trust	139,922	6,116
Equity One, Inc.	266,983	4,533
Extra Space Storage, Inc.	309,500	7,499
First Industrial Realty Trust, Inc.*	158,800	1,625
First Potomac Realty Trust	237,145	3,095
Franklin Street Properties Corp.	196,244	1,953
Gladstone Commercial Corp.	28,501	500
Hatteras Financial Corp.	209,005	5,511
Healthcare Realty Trust, Inc.	177,410	3,298
Highwoods Properties, Inc.	209,542	6,217
Home Properties, Inc.	56,910	3,276
Invesco Mortgage Capital, Inc.	259,900	3,652
Investors Real Estate Trust	211,995	1,547
Kilroy Realty Corp.	150,000	5,711
Kite Realty Group Trust	298,079	1,344

NORTHERN FUNDS QUARTERLY REPORT    51    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.4% continued
Real Estate Investment Trusts - 11.2% continued
LaSalle Hotel Properties	190,559	$4,613
LTC Properties, Inc.	171,114	5,281
Medical Properties Trust, Inc.	682,621	6,737
MFA Financial, Inc.	995,619	6,691
National Health Investors, Inc.	124,132	5,459
National Retail Properties, Inc.	450,544	11,885
NorthStar Realty Finance Corp.	616,901	2,943
One Liberty Properties, Inc.	27,840	459
Parkway Properties, Inc.	110,022	1,085
Pennsylvania Real Estate Investment Trust	163,953	1,712
Post Properties, Inc.	138,780	6,067
PS Business Parks, Inc.	42,900	2,378
Ramco-Gershenson Properties Trust	184,621	1,815
Redwood Trust, Inc.	397,700	4,049
Resource Capital Corp.	193,062	1,083
SL Green Realty Corp.	21,886	1,458
Strategic Hotels & Resorts, Inc.*	342,942	1,842
Washington Real Estate Investment Trust	143,706	3,930
Weingarten Realty Investors	115,597	2,522

		178,961

Retail - 6.3%
Bob Evans Farms, Inc.	140,474	4,711
Cabela’s, Inc.*	218,284	5,549
Casey’s General Stores, Inc.	95,052	4,896
Cash America International, Inc.	194,811	9,084
Chico’s FAS, Inc.	5,500	61
Collective Brands, Inc.*	303,186	4,357
Cracker Barrel Old Country Store, Inc.	86,325	4,352
DSW, Inc., Class A	96,111	4,249
Einstein Noah Restaurant Group, Inc.	39,728	628
Fred’s, Inc., Class A	278,660	4,063
Genesco, Inc.*	122,877	7,586
Group 1 Automotive, Inc.	53,101	2,751
Haverty Furniture Cos., Inc.	81,807	898
Kenneth Cole Productions, Inc., Class A*	60,454	640
Men’s Wearhouse (The), Inc.	313,562	10,163
Pantry (The), Inc.*	132,263	1,583
PC Connection, Inc.	153,769	1,705
PC Mall, Inc.*	6,800	43
Penske Automotive Group, Inc.	172,819	3,327
Pep Boys-Manny, Moe & Jack	135,371	1,489
Regis Corp.	441,393	7,305
Ruby Tuesday, Inc.*	127,042	877
Rush Enterprises, Inc., Class A*	224,584	4,698
Saks, Inc.*	61,403	599
Shoe Carnival, Inc.*	47,834	1,229
Sonic Automotive, Inc., Class A	472,531	6,998
Stage Stores, Inc.	188,064	2,612
Wet Seal (The), Inc., Class A*	130,865	427
World Fuel Services Corp.	97,400	4,089

		100,969

Savings & Loans - 2.0%
Astoria Financial Corp.	247,777	2,104
Bank Mutual Corp.	160,413	510
BankFinancial Corp.	59,331	327
Berkshire Hills Bancorp, Inc.	36,226	804
Dime Community Bancshares	241,532	3,043
First Defiance Financial Corp.	7,478	109
First Financial Holdings, Inc.	39,514	353
First Niagara Financial Group, Inc.	455,457	3,931
Flushing Financial Corp.	293,343	3,705
Northwest Bancshares, Inc.	126,939	1,579
OceanFirst Financial Corp.	58,158	760
Provident Financial Holdings, Inc.	17,548	164
Provident Financial Services, Inc.	333,798	4,469
Provident New York Bancorp	238,521	1,584
United Financial Bancorp, Inc.	139,455	2,244
Washington Federal, Inc.	314,156	4,395
WSFS Financial Corp.	54,023	1,943

		32,024

Semiconductors - 2.3%
Amkor Technology, Inc.*	114,570	500
ATMI, Inc.*	99,853	2,000
Brooks Automation, Inc.	399,974	4,108
Cabot Microelectronics Corp.*	60,333	2,851
Cohu, Inc.	141,054	1,601
Emulex Corp.*	192,276	1,319
Entegris, Inc.*	356,008	3,106
Fairchild Semiconductor International, Inc.*	182,600	2,199
GSI Technology, Inc.*	111,811	523
Integrated Device Technology, Inc.*	45,903	251
Kulicke & Soffa Industries, Inc.*	42,083	389
LTX-Credence Corp.*	70,015	375
MEMC Electronic Materials, Inc.*	125,182	493
Mindspeed Technologies, Inc.*	25,400	116
MKS Instruments, Inc.	259,699	7,225
Omnivision Technologies, Inc.*	120,083	1,469

EQUITY FUNDS    52    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.4% continued
Semiconductors - 2.3% continued
Pericom Semiconductor Corp.*	198,935	$1,514
Photronics, Inc.*	175,567	1,067
Rubicon Technology, Inc.*	12,517	118
Rudolph Technologies, Inc.*	8,688	80
Sigma Designs, Inc.*	111,661	670
Silicon Image, Inc.*	216,252	1,016
Standard Microsystems Corp.*	20,841	537
Tessera Technologies, Inc.*	117,391	1,966
TriQuint Semiconductor, Inc.*	95,386	465
Veeco Instruments, Inc.*	23,766	494

		36,452

Software - 1.3%
Digi International, Inc.*	229,597	2,562
JDA Software Group, Inc.*	152,165	4,929
Quest Software, Inc.*	352,904	6,564
Schawk, Inc.	152,305	1,707
SYNNEX Corp.*	140,559	4,282
Take-Two Interactive Software, Inc.*	104,959	1,422

		21,466

Storage/Warehousing - 0.2%
Mobile Mini, Inc.*	203,096	3,544

Telecommunications - 1.4%
Arris Group, Inc.*	17,000	184
Aviat Networks, Inc.*	118,060	216
Black Box Corp.	94,902	2,661
Extreme Networks, Inc.*	294,705	861
General Communication, Inc., Class A*	192,540	1,885
Netgear, Inc.*	71,644	2,405
Oplink Communications, Inc.*	129,135	2,127
Plantronics, Inc.	108,942	3,883
Premiere Global Services, Inc.*	306,168	2,593
RF Micro Devices, Inc.*	206,827	1,117
SureWest Communications	15,531	187
Tekelec*	203,698	2,226
Telephone & Data Systems, Inc.	86,615	2,242

		22,587

Textiles - 0.9%
G&K Services, Inc., Class A	181,411	5,281
Unifirst Corp.	162,730	9,233

		14,514

Toys, Games & Hobbies - 0.2%
Jakks Pacific, Inc.	188,521	2,660

Transportation - 1.5%
Atlas Air Worldwide Holdings, Inc.*	59,737	2,296
Bristow Group, Inc.	148,572	7,041
Eagle Bulk Shipping, Inc.*	361,012	340
Genco Shipping & Trading Ltd.*	141,060	953
General Maritime Corp.*	136,930	2
Gulfmark Offshore, Inc., Class A*	173,403	7,285
Knightsbridge Tankers Ltd.	12,516	171
Nordic American Tankers Ltd.	78,798	945
Overseas Shipholding Group, Inc.	68,625	750
PHI, Inc. (Non Voting)*	73,987	1,838
Saia, Inc.*	73,221	914
Ship Finance International Ltd.	203,719	1,903
Universal Truckload Services, Inc.	8,825	160

		24,598

Trucking & Leasing - 0.5%
AMERCO	67,306	5,950
TAL International Group, Inc.	71,212	2,050
Willis Lease Finance Corp.*	28,049	334

		8,334

Total Common Stocks (Cost $1,358,328)		1,510,838

CONVERTIBLE PREFERRED STOCKS - 0.1%
Healthcare - Products - 0.1%
Alere, Inc. 3.00%*	3,306	694

Total Convertible Preferred Stocks (Cost $723)		694

OTHER - 0.0%
Escrow DLB Oil & Gas (1) *	2,100	—
Escrow Gerber Scientific, Inc.(1) *	264,734	—

Total Other (Cost $ — )		—

INVESTMENT COMPANIES - 5.2%
Northern Institutional Funds - Diversified Assets Portfolio (2) (3)	83,454,571	83,455

Total Investment Companies (Cost $83,455)		83,455

NORTHERN FUNDS QUARTERLY REPORT    53    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT - TERM INVESTMENTS - 0.5%
U.S. Treasury Bill, 0.03%, 5/3/12(4)	$8,444	$8,443

Total Short-Term Investments (Cost $8,443)		8,443

Total Investments - 100.2% (Cost $1,450,949)		1,603,430

Liabilities less Other Assets - (0.2)%		(2,409)

NET ASSETS - 100.0%		$1,601,021

(1)	Security has been deemed worthless by the Northern Trust Global Investments Pricing and Valuation Committee.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(3)	At March 31, 2011, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $41,333,000 with net purchases of approximately $42,122,000 during the nine months ended December 31, 2011.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

Federal Tax Information:

At December 31, 2011, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,448,354

Gross tax appreciation of investments	$290,927
Gross tax depreciation of investments	(135,851)

Net tax appreciation of investments	$155,076

At December 31, 2011, the Small Cap Value Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
E-Mini S&P MidCap 400	83	$7,282	Long	3/12	$(67)
E-Mini S&P 500	407	25,490	Long	3/12	293
Russell 2000 Mini	799	59,030	Long	3/12	70

Total					$296

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Small Cap Value Fund’s investments and other financial instruments, which are carried at fair value, as of December 31, 2011:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$1,510,838	(1)	$—	$—	$1,510,838
Convertible Preferred Stocks	694		—	—	694
Investment Companies	83,455		—	—	83,455
Short-Term Investments	—		8,443	—	8,443

Total Investments	$1,594,987		$8,443	$—	$1,603,430

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$363		$—	$—	$363

Liabilities
Futures Contracts	(67)		—	—	(67)

Total Other Financial Instruments	$296		$—	$—	$296

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At December 31, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

EQUITY FUNDS    54    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

The following is a reconcilation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/11 (000S)	REALIZED GAINS (000S)	REALIZED LOSSES (000S)	CHANGE IN UNREALIZED APPRECIATION (000S)	CHANGE IN UNREALIZED DEPRECIATION (000S)	PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S)	TRANSFERS OUT OF LEVEL 3 (000S)	BALANCE AS OF 12/31/11 (000S)
Common Stocks
Chemicals	$876	$—	$(1,549)	$735	$—	$—	$(62)	$—	$—	$—

NORTHERN FUNDS QUARTERLY REPORT    55    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

TECHNOLOGY FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%
Aerospace/Defense - 1.3%
General Dynamics Corp.	14,899	$989

Biotechnology - 5.9%
Biogen Idec, Inc.*	12,463	1,371
Celgene Corp.*	14,258	964
Gilead Sciences, Inc.*	37,206	1,523
Vertex Pharmaceuticals, Inc.*	22,498	747

		4,605

Commercial Services - 1.1%
Western Union (The) Co.	48,168	880

Computers - 20.7%
Accenture PLC, Class A	19,553	1,041
Apple, Inc.*	10,115	4,097
Brocade Communications Systems, Inc.*	135,185	702
Cognizant Technology Solutions Corp., Class A*	24,406	1,570
EMC Corp.*	66,217	1,426
Fortinet, Inc.*	41,977	915
Hewlett-Packard Co.	28,843	743
International Business Machines Corp.	5,719	1,052
MICROS Systems, Inc.*	17,615	820
NetApp, Inc.*	22,337	810
Riverbed Technology, Inc.*	29,293	688
SanDisk Corp.*	25,136	1,237
Teradata Corp.*	21,535	1,045

		16,146

Electronics - 3.4%
FEI Co.*	23,922	975
Plexus Corp.*	27,100	742
Waters Corp.*	12,878	954

		2,671

Healthcare - Products - 1.4%
Intuitive Surgical, Inc.*	2,287	1,059

Internet - 9.9%
Amazon.com, Inc.*	3,281	568
F5 Networks, Inc.*	13,424	1,425
Google, Inc., Class A*	6,083	3,929
OpenTable, Inc.*	13,357	523
TIBCO Software, Inc.*	51,674	1,235

		7,680

Miscellaneous Manufacturing - 1.6%
Danaher Corp.	17,215	810
Polypore International, Inc.*	10,291	452

		1,262

Office/Business Equipment - 1.1%
Canon, Inc. ADR	19,950	879

Pharmaceuticals - 1.8%
Allergan, Inc.	15,943	1,399

Semiconductors - 21.0%
Altera Corp.	40,419	1,499
Analog Devices, Inc.	26,849	961
ARM Holdings PLC ADR	59,308	1,641
ASML Holding N.V. (Registered)	21,946	917
Broadcom Corp., Class A*	48,557	1,426
Intel Corp.	34,958	848
KLA-Tencor Corp.	20,645	996
Linear Technology Corp.	27,076	813
Marvell Technology Group Ltd.*	44,465	616
Microchip Technology, Inc.	22,984	842
NXP Semiconductor N.V.*	62,480	960
ON Semiconductor Corp.*	130,325	1,006
QUALCOMM, Inc.	37,092	2,029
Texas Instruments, Inc.	27,347	796
Xilinx, Inc.	32,305	1,036

		16,386

Software - 17.8%
Activision Blizzard, Inc.	83,728	1,031
BMC Software, Inc.*	13,710	449
Check Point Software Technologies Ltd.*	29,372	1,543
Citrix Systems, Inc.*	24,270	1,474
CommVault Systems, Inc.*	12,601	538
Informatica Corp.*	24,362	900
Microsoft Corp.	21,032	546
Oracle Corp.	68,059	1,746
QLIK Technologies, Inc.*	28,371	687
Red Hat, Inc.*	25,464	1,051
Salesforce.com, Inc.*	16,396	1,663
SolarWinds, Inc.*	34,272	958
VMware, Inc., Class A*	15,718	1,308

		13,894

Telecommunications - 11.7%
Amdocs Ltd.*	29,504	842
American Tower Corp., Class A*	17,850	1,071
Aruba Networks, Inc.*	33,101	613

EQUITY FUNDS    56    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
Telecommunications - 11.7% continued
Cisco Systems, Inc.	111,655	$2,019
Juniper Networks, Inc.*	49,219	1,004
LogMeIn, Inc.*	28,472	1,098
NICE Systems Ltd. ADR*	24,816	855
Polycom, Inc.*	100,083	1,631

		9,133

Total Common Stocks (Cost $77,389)		76,983

INVESTMENT COMPANIES - 1.5%
Northern Institutional Funds - Diversified Assets Portfolio (1) (2)	1,150,061	1,150

Total Investment Companies (Cost $1,150)		1,150

Total Investments - 100.2% (Cost $78,539)		78,133

Liabilities less Other Assets - (0.2)%		(125)

NET ASSETS - 100.0%		$78,008

(1)	At March 31, 2011, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $1,209,000 with net sales of approximately $59,000 during the nine months ended December 31, 2011.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

Federal Tax Information:

At December 31, 2011, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$79,377

Gross tax appreciation of investments	$5,683
Gross tax depreciation of investments	(6,927)

Net tax depreciation of investments	$(1,244)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Technology Fund’s investments, which are carried at fair value, as of December 31, 2011:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$76,983	(1)	$—	$—	$76,983
Investment Companies	1,150		—	—	1,150

Total Investments	$78,133		$—	$—	$78,133

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At December 31, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

NORTHERN FUNDS QUARTERLY REPORT    57    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND	DECEMBER 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 89.1%
Brazil - 6.5%
All America Latina Logistica S.A.	193,828	$966
Amil Participacoes S.A.	52,059	459
Anhanguera Educacional Participacoes S.A.	51,205	552
Banco Bradesco S.A. ADR	21,716	362
Banco do Brasil S.A.	245,144	3,115
Banco Santander Brasil S.A.	159,136	1,276
Banco Santander Brasil S.A. ADR	119,510	973
BM&FBovespa S.A.	830,861	4,365
BR Malls Participacoes S.A.	171,015	1,661
Brasil Telecom S.A. ADR	870	16
BRF - Brasil Foods S.A.	279,820	5,464
Brookfield Incorporacoes S.A.	104,365	277
CCR S.A.	378,700	2,481
Centrais Eletricas Brasileiras S.A.	115,451	1,104
CETIP S.A. - Balcao Organizado de Ativos e Derivativos	80,706	1,166
Cia de Saneamento Basico do Estado de Sao Paulo*	49,057	1,368
Cia Hering	52,061	906
Cia Siderurgica Nacional S.A.	312,690	2,511
Cielo S.A.	105,328	2,722
Cosan S.A. Industria e Comercio	52,147	755
CPFL Energia S.A.	83,020	1,158
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	125,772	1,001
Diagnosticos da America S.A.	101,442	843
Duratex S.A.	101,606	486
EcoRodovias Infraestrutura e Logistica S.A.	73,470	550
Embraer S.A.	235,162	1,483
Energias do Brasil S.A.	34,535	768
Fibria Celulose S.A.	87,017	647
HRT Participacoes em Petroleo S.A.*	2,054	626
Hypermarcas S.A.	116,158	529
JBS S.A.*	330,236	1,076
Light S.A.	29,600	457
Localiza Rent a Car S.A.	45,976	631
Lojas Renner S.A.	51,839	1,345
MMX Mineracao e Metalicos S.A.*	109,803	393
MRV Engenharia e Participacoes S.A.	125,893	722
Multiplan Empreendimentos Imobiliarios S.A.	28,720	589
Natura Cosmeticos S.A.	73,014	1,419
Odontoprev S.A.	38,750	553
OGX Petroleo e Gas Participacoes S.A.*	553,623	4,043
PDG Realty S.A. Empreendimentos e Participacoes	475,324	1,504
Petroleo Brasileiro S.A.	1,270,878	15,671
Petroleo Brasileiro S.A. ADR	18,373	432
Porto Seguro S.A.	47,208	539
Raia Drogasil S.A.	78,407	545
Redecard S.A.	144,424	2,260
Rossi Residencial S.A.	71,636	307
Souza Cruz S.A.	164,140	2,016
Sul America S.A.	44,995	364
Tele Norte Leste Participacoes S.A.	23,499	270
Tim Participacoes S.A.	356,336	1,765
Totvs S.A.	48,255	861
Tractebel Energia S.A.	56,538	908
Usinas Siderurgicas de Minas Gerais S.A.	76,966	708
Vale S.A.	539,262	11,405
Vale S.A. ADR	17,008	365

		91,738

Chile - 1.6%
AES Gener S.A.	995,493	530
Banco de Chile	7,518,988	1,022
Banco de Credito e Inversiones	13,060	724
Banco Santander Chile	28,330,653	2,040
CAP S.A.	31,715	1,159
Cencosud S.A.	388,764	2,250
Cia Cervecerias Unidas S.A.	45,954	601
Colbun S.A.	3,009,954	770
Corpbanca	42,019,742	541
E.CL S.A.	216,694	576
Empresa Nacional de Electricidad S.A. ADR	3,800	169
Empresa Nacional de Electricidad S.A.	1,294,840	1,909
Empresas CMPC S.A.*	465,237	1,708
Empresas COPEC S.A.	195,082	2,606
Enersis S.A.	5,158,853	1,814
Enersis S.A. ADR	9,024	159
ENTEL Chile S.A.	44,646	835
Lan Airlines S.A.	48,679	1,142
Lan Airlines S.A. ADR	8,335	194
S.A.C.I. Falabella	155,646	1,210
Sociedad Quimica y Minera de Chile S.A. ADR	3,193	172
Vina Concha y Toro S.A.	216,314	412

		22,543

NORTHERN FUNDS QUARTERLY REPORT    1     EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 89.1% continued
China - 17.5%
Agile Property Holdings Ltd.	576,000	$514
Agricultural Bank of China Ltd., Class H	7,899,367	3,406
Air China Ltd., Class H	894,705	657
Alibaba.com Ltd.*	553,132	570
Aluminum Corp. of China Ltd., Class H	1,683,435	735
Angang Steel Co. Ltd., Class H	452,798	326
Anhui Conch Cement Co. Ltd., Class H	522,075	1,538
Anta Sports Products Ltd.	362,432	428
AviChina Industry & Technology Co. Ltd., Class H	758,313	316
Bank of China Ltd., Class H	28,571,652	10,542
Bank of Communications Co. Ltd., Class H	3,131,117	2,175
BBMG Corp., Class H	458,841	305
Beijing Capital International Airport Co. Ltd., Class H	782,000	392
Beijing Enterprises Holdings Ltd.	217,271	1,301
Belle International Holdings Ltd.	1,986,000	3,470
Bosideng International Holdings Ltd.	1,023,677	289
Brilliance China Automotive Holdings Ltd.*	971,944	1,052
Byd Co. Ltd., Class H*	213,199	462
China Agri-Industries Holdings Ltd.	707,917	540
China BlueChemical Ltd., Class H	772,851	583
China Citic Bank Corp. Ltd., Class H	3,145,286	1,774
China Coal Energy Co. Ltd., Class H	1,734,232	1,876
China Communications Construction Co. Ltd., Class H	1,875,287	1,464
China Communications Services Corp. Ltd., Class H	821,035	368
China Construction Bank Corp., Class H	25,656,410	17,936
China COSCO Holdings Co. Ltd., Class H	1,129,221	554
China Dongxiang Group Co.	1,104,752	188
China Everbright Ltd.	377,110	587
China Gas Holdings Ltd.	1,265,495	581
China International Marine Containers Group Co. Ltd., Class B	264,600	302
China Life Insurance Co. Ltd., Class H	3,179,544	7,838
China Longyuan Power Group Corp., Class H	872,473	681
China Mengniu Dairy Co. Ltd.	520,000	1,215
China Merchants Bank Co. Ltd., Class H	1,674,857	3,397
China Merchants Holdings International Co. Ltd.	470,601	1,361
China Minsheng Banking Corp. Ltd., Class H	1,574,526	1,367
China Mobile Ltd.	2,569,712	25,052
China Molybdenum Co Ltd., Class H	524,047	224
China National Building Material Co. Ltd., Class H	1,218,000	1,385
China Oilfield Services Ltd., Class H	653,558	1,026
China Overseas Land & Investment Ltd.	1,750,475	2,935
China Pacific Insurance Group Co. Ltd., Class H	732,737	2,082
China Petroleum & Chemical Corp., Class H	7,169,835	7,533
China Railway Construction Corp. Ltd., Class H	865,500	477
China Railway Group Ltd., Class H	1,746,827	547
China Resources Cement Holdings Ltd.	852,720	631
China Resources Enterprise Ltd.	507,628	1,735
China Resources Gas Group Ltd.	248,000	354
China Resources Land Ltd.	863,756	1,392
China Resources Power Holdings Co. Ltd.	700,200	1,349
China Rongsheng Heavy Industries Group Holdings Ltd.	779,502	213
China Shanshui Cement Group Ltd.	694,907	462
China Shenhua Energy Co. Ltd., Class H	1,452,636	6,293
China Shipping Container Lines Co. Ltd., Class H*	1,492,695	338
China Shipping Development Co. Ltd., Class H	528,095	328
China Southern Airlines Co. Ltd., Class H*	741,995	373
China State Construction International Holdings Ltd.	590,534	420
China Taiping Insurance Holdings Co. Ltd.*	334,660	618
China Telecom Corp. Ltd., Class H	5,944,339	3,370
China Unicom Hong Kong Ltd.	2,518,494	5,322
China Vanke Co. Ltd., Class B	575,272	567
China Yurun Food Group Ltd.	594,148	782
China ZhengTong Auto Services Holdings Ltd.*	364,000	358
China Zhongwang Holdings Ltd.	630,800	216
Chongqing Rural Commercial Bank, Class H*	932,434	481
Citic Pacific Ltd.	543,363	974
CNOOC Ltd.	7,629,433	13,346
COSCO Pacific Ltd.	706,000	824
Country Garden Holdings Co.	1,816,439	679
CSG Holding Co. Ltd., Class B	310,100	207
CSR Corp. Ltd., Class H	789,669	449
Dah Chong Hong Holdings Ltd.	338,000	396
Daphne International Holdings Ltd.	373,100	414

EQUITY INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 89.1% continued
China - 17.5% continued
Datang International Power Generation Co. Ltd., Class H	1,233,875	$407
Dongfang Electric Corp. Ltd., Class H	140,000	413
Dongfeng Motor Group Co. Ltd., Class H	1,147,169	1,955
Dongyue Group	393,499	258
ENN Energy Holdings Ltd.	313,279	1,004
Evergrande Real Estate Group Ltd.	2,220,116	924
Far East Horizon Ltd.*	469,000	417
Fosun International Ltd.	668,160	349
Franshion Properties China Ltd.	1,533,791	295
GCL-Poly Energy Holdings Ltd.	2,971,675	823
Geely Automobile Holdings Ltd.	1,558,423	339
Golden Eagle Retail Group Ltd.	291,675	616
GOME Electrical Appliances Holding Ltd.	4,301,874	1,000
Great Wall Motor Co. Ltd. Class H	443,432	649
Guangdong Investment Ltd.	1,086,514	659
Guangzhou Automobile Group Co. Ltd., Class H	959,760	799
Guangzhou R&F Properties Co. Ltd., Class H	401,214	316
Haier Electronics Group Co. Ltd.*	339,000	302
Hengan International Group Co. Ltd.	315,898	2,945
Hengdeli Holdings Ltd.	909,279	298
Huabao International Holdings Ltd.	834,000	427
Huaneng Power International, Inc., Class H	1,370,501	724
Industrial & Commercial Bank of China, Class H	25,936,515	15,435
Inner Mongolia Yitai Coal Co., Class B	257,688	1,278
Intime Department Store Group Co. Ltd.	422,135	430
Jiangsu Expressway Co. Ltd., Class H	504,000	462
Jiangxi Copper Co. Ltd., Class H	588,000	1,273
Kingboard Chemical Holdings Ltd.	259,757	770
Kunlun Energy Co. Ltd.	945,230	1,340
Lee & Man Paper Manufacturing Ltd.	742,248	240
Lenovo Group Ltd.	2,618,000	1,740
Longfor Properties Co. Ltd.	533,231	605
Lonking Holdings Ltd.	800,873	268
Metallurgical Corp. of China Ltd., Class H	1,197,284	272
Minmetals Resources Ltd.*	663,488	281
Nine Dragons Paper Holdings Ltd.	672,923	425
Parkson Retail Group Ltd.	611,000	748
PetroChina Co. Ltd., Class H	9,011,438	11,206
PICC Property & Casualty Co. Ltd., Class H	1,225,733	1,653
Ping An Insurance Group Co., Class H	736,453	4,870
Poly Hong Kong Investments Ltd.	824,842	357
Renhe Commercial Holdings Co. Ltd.	4,360,539	498
Sany Heavy Equipment International Holdings Co. Ltd.	405,877	332
Semiconductor Manufacturing International Corp.*	7,937,877	383
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	660,116	594
Shanghai Electric Group Co. Ltd., Class H	1,162,000	536
Shanghai Industrial Holdings Ltd.	235,043	650
Shanghai Pharmaceuticals Holding Co. Ltd., Class H*	204,400	331
Shimao Property Holdings Ltd.	660,903	563
Shougang Fushan Resources Group Ltd.	1,201,933	406
Shui On Land Ltd.	1,097,848	333
Sihuan Pharmaceutical Holdings Group Ltd.*	811,063	286
Sinofert Holdings Ltd.	826,000	231
Sino-Ocean Land Holdings Ltd.	1,481,301	688
Sinopec Shanghai Petrochemical Co. Ltd., Class H	962,670	320
Sinopharm Group Co. Ltd., Class H	335,983	807
Skyworth Digital Holdings Ltd.	750,926	262
Soho China Ltd.	906,778	605
Sun Art Retail Group Ltd.*	802,500	1,001
Tencent Holdings Ltd.	431,614	8,691
Tingyi Cayman Islands Holding Corp.	838,435	2,551
Tsingtao Brewery Co. Ltd., Class H	127,767	706
Want Want China Holdings Ltd.	2,550,870	2,548
Weichai Power Co. Ltd., Class H	175,128	860
Wumart Stores, Inc., Class H	221,470	462
Yanzhou Coal Mining Co. Ltd., Class H	827,138	1,757
Yingde Gases	373,700	382
Yuexiu Property Co. Ltd.	2,273,826	327
Zhaojin Mining Industry Co. Ltd., Class H	374,274	596
Zhejiang Expressway Co. Ltd., Class H	593,294	385
Zhongsheng Group Holdings Ltd.	236,500	395
Zhuzhou CSR Times Electric Co. Ltd., Class H	187,930	411
Zijin Mining Group Co. Ltd., Class H	2,552,162	963

NORTHERN FUNDS QUARTERLY REPORT    3     EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 89.1% continued
China - 17.5% continued
Zoomlion Heavy Industry Science and Technology Development Co. Ltd., Class H	529,147	$566
ZTE Corp., Class H	259,498	810

		246,050

Colombia - 0.8%
Almacenes Exito S.A.	86,964	1,142
BanColombia S.A.	97,176	1,428
BanColombia S.A. ADR	8,252	491
Cementos Argos S.A.	125,293	702
Corp Financiera Colombiana S.A.	31,182	544
Ecopetrol S.A.	1,732,653	3,767
Grupo de Inversiones Suramericana S.A.	99,207	1,592
Interconexion Electrica S.A. ESP	167,701	969
Inversiones Argos S.A.	125,452	1,089

		11,724

Czech Republic - 0.3%
CEZ A.S.	69,422	2,762
Komercni Banka A.S.	6,385	1,076
Telefonica Czech Republic A.S.	49,125	953

		4,791

Egypt - 0.3%
Commercial International Bank Egypt S.A.E.	244,848	759
Egyptian Co. for Mobile Services	11,730	152
Egyptian Financial Group-Hermes Holding S.A.E.*	149,430	248
Egyptian Kuwaiti Holding Co. S.A.E.	282,016	277
National Societe Generale Bank S.A.E.	38,820	131
Orascom Construction Industries	39,834	1,329
Orascom Telecom Holding S.A.E.*	1,089,168	538
Talaat Moustafa Group*	358,815	176
Telecom Egypt Co.	141,102	309

		3,919

Hungary - 0.3%
Magyar Telekom Telecommunications PLC	206,482	440
MOL Hungarian Oil and Gas PLC*	17,710	1,261
OTP Bank PLC	100,859	1,338
Richter Gedeon Nyrt.	6,054	849

		3,888

India - 6.1%
ACC Ltd.	21,622	462
Adani Enterprises Ltd.*	94,482	522
Aditya Birla Nuvo Ltd.	16,234	226
Ambuja Cements Ltd.	266,039	776
Asian Paints Ltd.	12,552	612
Axis Bank Ltd.	95,780	1,456
Bajaj Auto Ltd.	36,843	1,103
Bank of India	45,963	230
Bharat Heavy Electricals Ltd.	249,124	1,119
Bharat Petroleum Corp. Ltd.	35,403	318
Bharti Airtel Ltd.	240,937	1,554
Canara Bank	38,828	266
Cipla Ltd.	142,670	858
Coal India Ltd.	211,888	1,198
Dabur India Ltd.	173,974	325
DLF Ltd.	174,260	598
Dr. Reddy’s Laboratories Ltd.	30,785	910
Dr. Reddy’s Laboratories Ltd. ADR	12,305	362
GAIL India Ltd.	161,452	1,165
GMR Infrastructure Ltd.*	375,168	148
HCL Technologies Ltd.	34,761	253
HDFC Bank Ltd.	555,111	4,456
HDFC Bank Ltd. ADR	31,500	828
Hero Motocorp Ltd.	16,538	593
Hindalco Industries Ltd.	471,311	1,028
Hindustan Unilever Ltd.	379,507	2,908
Housing Development Finance Corp.	465,156	5,704
ICICI Bank Ltd.	137,349	1,768
ICICI Bank Ltd. ADR	22,771	602
Idea Cellular Ltd.*	271,412	420
IndusInd Bank Ltd.	34,029	144
Infosys Ltd.	156,714	8,158
Infosys Ltd. ADR	27,237	1,399
Infrastructure Development Finance Co. Ltd.	413,017	712
ITC Ltd.	963,940	3,646
Jaiprakash Associates Ltd.	390,787	385
Jindal Steel & Power Ltd.	158,144	1,348
JSW Steel Ltd.	36,727	349
Kotak Mahindra Bank Ltd.	116,054	940
Larsen & Toubro Ltd.	87,746	1,639
LIC Housing Finance Ltd.	124,733	518
Lupin Ltd.	60,508	510
Mahindra & Mahindra Ltd.	129,789	1,662
Maruti Suzuki India Ltd.	30,340	524
Mundra Port and Special Economic Zone Ltd.	163,941	369

EQUITY INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 89.1% continued
India - 6.1% continued
NTPC Ltd.	250,805	$759
Oil & Natural Gas Corp. Ltd.	324,640	1,567
Piramal Healthcare Ltd.	27,969	199
Power Finance Corp. Ltd.	109,695	285
Power Grid Corp. of India Ltd.	473,362	891
Ranbaxy Laboratories Ltd.	51,958	396
Reliance Capital Ltd.	43,663	193
Reliance Communications Ltd.	213,460	281
Reliance Industries Ltd.	444,682	5,795
Reliance Industries Ltd. GDR (1) (2)	57,426	1,525
Reliance Infrastructure Ltd.	44,168	282
Reliance Power Ltd.*	232,741	310
Rural Electrification Corp. Ltd.	122,676	354
Satyam Computer Services Ltd.*	244,835	300
Sesa Goa Ltd.	143,508	441
Shriram Transport Finance Co. Ltd.	51,389	406
Siemens Ltd.	28,233	341
State Bank of India	53,655	1,634
Sterlite Industries India Ltd.	570,965	963
Sun Pharmaceutical Industries Ltd.	130,629	1,223
Suzlon Energy Ltd.*	278,984	94
Tata Consultancy Services Ltd.	200,982	4,378
Tata Motors Ltd.	646,889	2,169
Tata Power Co. Ltd.	423,386	695
Tata Steel Ltd.	130,561	822
Titan Industries Ltd.	88,649	285
Ultratech Cement Ltd.	29,871	656
Unitech Ltd.*	546,808	199
United Phosphorus Ltd.	101,953	243
United Spirits Ltd.	35,087	324
Wipro Ltd.	185,264	1,389
Wipro Ltd. ADR	22,616	230
Zee Entertainment Enterprises Ltd.	180,799	401

		85,101

Indonesia - 2.9%
Adaro Energy Tbk PT	6,211,220	1,211
Aneka Tambang Tbk PT	1,502,000	268
Astra Agro Lestari Tbk PT	163,537	391
Astra International Tbk PT	865,076	7,055
Bank Central Asia Tbk PT	5,221,192	4,604
Bank Danamon Indonesia Tbk PT	1,421,943	643
Bank Mandiri Tbk PT	3,959,955	2,937
Bank Negara Indonesia Persero Tbk PT	3,182,409	1,333
Bank Rakyat Indonesia Persero Tbk PT	4,706,158	3,501
Bumi Resources Tbk PT	6,591,712	1,574
Charoen Pokphand Indonesia Tbk PT	3,153,935	745
Gudang Garam Tbk PT	243,915	1,668
Indo Tambangraya Megah Tbk PT	169,278	721
Indocement Tunggal Prakarsa Tbk PT	635,303	1,191
Indofood Sukses Makmur Tbk PT	1,867,871	947
Indosat Tbk PT	565,347	352
International Nickel Indonesia Tbk PT	1,025,623	362
Kalbe Farma Tbk PT	1,953,416	733
Perusahaan Gas Negara PT	4,615,112	1,617
Semen Gresik Persero Tbk PT	1,276,755	1,612
Tambang Batubara Bukit Asam Tbk PT	351,500	672
Telekomunikasi Indonesia Tbk PT	4,317,173	3,355
Unilever Indonesia Tbk PT	657,528	1,363
United Tractors Tbk PT	709,071	2,056
XL Axiata Tbk PT	695,360	346

		41,257

Malaysia - 3.5%
AirAsia Bhd.	544,900	646
Alliance Financial Group Bhd.	390,400	487
AMMB Holdings Bhd.	714,537	1,341
Axiata Group Bhd.	1,074,225	1,736
Berjaya Corp. Bhd.	1,059,442	319
Berjaya Sports Toto Bhd.	311,957	432
British American Tobacco Malaysia Bhd.	47,800	753
Bumi Armada Bhd.*	361,100	467
Bursa Malaysia Bhd.	127,100	268
CIMB Group Holdings Bhd.	2,054,500	4,814
DiGi.Com Bhd.	1,314,700	1,607
Gamuda Bhd.	718,700	767
Genting Bhd.	875,500	3,032
Genting Malaysia Bhd.	1,274,100	1,540
Genting Plantations Bhd.	88,800	241
Hong Leong Bank Bhd.	236,340	811
Hong Leong Financial Group Bhd.	90,900	334
IJM Corp. Bhd.	497,820	886
IOI Corp. Bhd.	1,376,840	2,333
Kuala Lumpur Kepong Bhd.	202,950	1,451
Lafarge Malayan Cement Bhd.	177,900	393
Malayan Banking Bhd.	1,430,077	3,866
Malaysia Airports Holdings Bhd.	185,713	339
Malaysia Marine and Heavy Engineering Holdings Bhd.	199,947	356
Maxis Bhd.	951,651	1,644

NORTHERN FUNDS QUARTERLY REPORT    5     EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 89.1% continued
Malaysia - 3.5% continued
MISC Bhd.	483,960	$834
MMC Corp. Bhd.	324,775	283
Parkson Holdings Bhd.	226,343	403
Petronas Chemicals Group Bhd.	1,030,800	2,012
Petronas Dagangan Bhd.	102,200	574
Petronas Gas Bhd.	292,300	1,401
PPB Group Bhd.	199,700	1,079
Public Bank Bhd.	9,913	42
Public Bank Bhd. (Registered)	438,700	1,825
RHB Capital Bhd.	240,086	566
Sime Darby Bhd.	1,158,315	3,362
SP Setia Bhd.	504,850	613
Telekom Malaysia Bhd.	448,600	702
Tenaga Nasional Bhd.	1,171,250	2,177
UEM Land Holdings Bhd.*	542,317	413
UMW Holdings Bhd.	217,000	479
YTL Corp. Bhd.	1,385,750	646
YTL Power International Bhd.	897,999	504

		48,778

Mexico - 4.6%
Alfa S.A.B. de C.V., Class A	124,218	1,353
America Movil S.A.B. de C.V., Series L	17,130,221	19,420
Arca Continental S.A.B. de C.V.	132,784	565
Cemex S.A.B. de C.V., Series CPO*	4,372,082	2,334
Coca-Cola Femsa S.A.B. de C.V., Series L	116,945	1,112
Compartamos S.A.B. de C.V.	450,372	553
El Puerto de Liverpool S.A.B. de C.V., Series C1	81,600	585
Fomento Economico Mexicano S.A.B. de C.V., Series UBD	831,667	5,782
Grupo Aeroportuario del Pacifico S.A.B.de C.V., Class B	207,452	702
Grupo Bimbo S.A.B. de C.V., Series A	697,228	1,422
Grupo Carso S.A.B. de C.V., Series A1	251,206	608
Grupo Elektra S.A. de C.V.	31,056	3,084
Grupo Financiero Banorte S.A.B. de C.V., Class O	699,059	2,120
Grupo Financiero Inbursa S.A., Series O	846,084	1,556
Grupo Mexico S.A.B. de C.V., Series B	1,636,336	4,277
Grupo Modelo S.A.B. de C.V., Series C	272,605	1,729
Grupo Televisa S.A.B., Series CPO	1,026,735	4,321
Industrias Penoles S.A.B. de C.V.	59,649	2,614
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	225,209	1,215
Mexichem S.A.B. de C.V.	305,973	963
Minera Frisco S.A.B. de C.V., Series A1*	275,206	1,000
Urbi Desarrollos Urbanos S.A.B. de C.V.*	223,834	255
Wal-Mart de Mexico S.A.B. de C.V., Series V	2,659,588	7,286

		64,856

Morocco - 0.1%
Attijariwafa Bank	12,034	490
Douja Promotion Groupe Addoha S.A.	51,927	423
Maroc Telecom S.A.	74,132	1,170

		2,083

Peru - 0.7%
Cia de Minas Buenaventura S.A. ADR	81,506	3,125
Credicorp Ltd.	29,052	3,180
Southern Copper Corp.	72,546	2,189
Volcan Cia Minera SAA, Class B	678,652	753

		9,247

Philippines - 0.7%
Aboitiz Equity Ventures, Inc.	839,249	769
Aboitiz Power Corp.	765,044	522
Alliance Global Group, Inc.	1,698,824	403
Ayala Corp.	71,847	510
Ayala Land, Inc.	2,165,880	753
Bank of the Philippine Islands	303,272	383
BDO Unibank, Inc.	377,780	509
Energy Development Corp.	3,064,050	441
Globe Telecom, Inc.	13,780	357
International Container Terminal Services, Inc.	323,500	393
Jollibee Foods Corp.	171,303	354
Manila Electric Co.	122,660	692
Metropolitan Bank & Trust	177,342	276
Philippine Long Distance Telephone Co.	18,055	1,050
San Miguel Corp.	194,710	520
SM Investments Corp.	79,357	1,058
SM Prime Holdings, Inc.	2,415,851	733
Universal Robina Corp.	341,100	375

		10,098

Poland - 1.3%
Asseco Poland S.A.	27,262	382
Bank Handlowy w Warszawie S.A.	14,215	278
Bank Millennium S.A.	164,465	180
Bank Pekao S.A.	50,688	2,064
BRE Bank S.A.*	6,013	426

EQUITY INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 89.1% continued
Poland - 1.3% continued
Cyfrowy Polsat S.A.*	88,620	$346
Enea S.A.	43,164	225
Getin Holding S.A.*	141,141	288
Globe Trade Centre S.A.*	64,043	171
Grupa Lotos S.A.*	25,163	169
Jastrzebska Spolka Weglowa S.A.*	16,933	412
KGHM Polska Miedz S.A.	59,096	1,881
PGE S.A.	276,819	1,656
Polski Koncern Naftowy Orlen S.A.*	135,765	1,331
Polskie Gornictwo Naftowe i Gazownictwo S.A.	766,591	905
Powszechna Kasa Oszczednosci Bank Polski S.A.	268,041	2,482
Powszechny Zaklad Ubezpieczen S.A.	24,094	2,152
Synthos S.A.	250,943	318
Tauron Polska Energia S.A.	457,787	707
Telekomunikacja Polska S.A.	310,759	1,551
TVN S.A.	69,645	207

		18,131

Russia - 6.0%
Federal Grid Co. Unified Energy System JSC	133,124,477	1,162
Federal Hydrogenerating Co. JSC	26,556,745	802
Federal Hydrogenerating Co. JSC ADR	225,569	684
Gazprom OAO	1,020,453	5,428
Gazprom OAO ADR (London Exchange)	1,747,410	18,580
Gazprom OAO ADR (OTC Exchange)	15,600	167
IDGC Holding JSC*	7,083,000	506
Inter Rao Ues OAO	543,660,312	588
LSR Group OJSC GDR (Registered)	75,383	254
LUKOIL OAO	54,984	2,907
LUKOIL OAO ADR (London Exchange)	147,985	7,819
LUKOIL OAO ADR (OTC Exchange)	14,973	797
Magnit OJSC GDR (Registered)	93,989	1,987
Magnit OJSC GDR (Registered) (London Exchange)	2,111	180
Mechel	1,951	16
Mechel ADR	57,756	491
MMC Norilsk Nickel OJSC	14,083	2,168
MMC Norilsk Nickel OJSC ADR (London Exchange)	3,947	60
MMC Norilsk Nickel OJSC ADR (OTC Exchange)	80,388	1,232
Mobile Telesystems OJSC ADR	221,250	3,248
NovaTek OAO GDR (Registered)	38,960	4,863
Novolipetsk Steel OJSC GDR (Registered)	28,301	555
Rosneft Oil Co.	289,125	1,926
Rosneft Oil Co. GDR (Registered)	391,021	2,574
Rostelecom OJSC*	563,294	2,659
Sberbank of Russia	3,632,410	8,895
Sberbank of Russia (OTC Exchange)	56,000	137
Severstal OAO	15,883	180
Severstal OAO GDR (Registered)	71,249	810
Sistema JSFC GDR (Registered)	52,281	875
Surgutneftegaz OJSC	1,112,523	875
Surgutneftegaz OJSC ADR (London Exchange)	74,644	583
Surgutneftegaz OJSC ADR (OTC Exchange)	120,622	952
Tatneft	228,924	1,142
Tatneft ADR (Frankfurt Exchange)	1,663	48
Tatneft ADR (London Exchange)	61,329	1,811
TMK OAO GDR (Registered)	24,345	218
Uralkali OJSC	481,949	3,494
Uralkali OJSC GDR (Registered)	22,790	818
VTB Bank OJSC	791,510,422	1,443
VTB Bank OJSC GDR (1) (2)	11,036	40
VTB Bank OJSC GDR (Registered)	154,552	558

		84,532

South Africa - 7.7%
ABSA Group Ltd.	123,349	2,148
African Bank Investments Ltd.	312,071	1,321
African Rainbow Minerals Ltd.	46,124	975
Anglo American Platinum Ltd.	28,300	1,861
AngloGold Ashanti Ltd.	162,457	6,893
ArcelorMittal South Africa Ltd.	77,707	658
Arrowhead Properties Ltd., Class A*	33,612	24
Arrowhead Properties Ltd., Class B*	33,612	17
Aspen Pharmacare Holdings Ltd.*	121,457	1,452
Aveng Ltd.	162,717	663
Barloworld Ltd.	90,111	837
Bidvest Group Ltd.	133,370	2,548
Discovery Holdings Ltd.	122,435	658
Exxaro Resources Ltd.	53,278	1,103
FirstRand Ltd.	1,207,877	3,091
Foschini Group (The) Ltd.	88,277	1,144
Gold Fields Ltd.	307,846	4,716
Growthpoint Properties Ltd.	691,569	1,590
Harmony Gold Mining Co. Ltd.	166,230	1,941

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 89.1% continued
South Africa - 7.7% continued
Impala Platinum Holdings Ltd.	216,244	$4,472
Imperial Holdings Ltd.	76,621	1,168
Investec Ltd.	102,648	559
Kumba Iron Ore Ltd.	33,996	2,095
Liberty Holdings Ltd.	47,082	462
Life Healthcare Group Holdings Ltd.	305,575	780
Massmart Holdings Ltd.	45,268	945
MMI Holdings Ltd.	455,613	964
MTN Group Ltd.	724,279	12,848
Naspers Ltd., Class N	165,070	7,188
Nedbank Group Ltd.	87,370	1,564
Netcare Ltd.	378,219	629
Northam Platinum Ltd.	102,714	379
Pick n Pay Stores Ltd.	89,266	514
Pretoria Portland Cement Co. Ltd.	229,198	777
Redefine Properties Ltd.*	1,065,807	977
Remgro Ltd.	185,640	2,719
Reunert Ltd.	74,164	577
RMB Holdings Ltd.	305,288	1,029
RMI Holdings	304,053	504
Sanlam Ltd.	765,295	2,731
Sappi Ltd.*	222,141	654
Sasol Ltd.	233,441	11,120
Shoprite Holdings Ltd.	173,017	2,911
Spar Group (The) Ltd.	72,229	969
Standard Bank Group Ltd.	508,958	6,205
Steinhoff International Holdings Ltd.*	471,600	1,337
Telkom S.A. Ltd.	107,561	386
Tiger Brands Ltd.	68,611	2,126
Truworths International Ltd.	187,917	1,714
Vodacom Group Ltd.	157,382	1,730
Woolworths Holdings Ltd.	325,615	1,569

		108,242

South Korea - 14.3%
Amorepacific Corp.*	1,386	1,266
BS Financial Group, Inc.*	78,442	753
Celltrion, Inc.*	30,279	955
Cheil Industries, Inc.	19,960	1,753
CJ CheilJedang Corp.*	3,398	855
CJ Corp.*	5,996	401
Daelim Industrial Co. Ltd.*	12,052	941
Daewoo Engineering & Construction Co. Ltd.*	42,940	394
Daewoo International Corp.*	14,878	374
Daewoo Securities Co. Ltd.	75,768	689
Daewoo Shipbuilding & Marine Engineering Co. Ltd.*	41,470	880
DGB Financial Group, Inc.*	57,510	648
Dongbu Insurance Co. Ltd.	18,116	841
Dongkuk Steel Mill Co. Ltd.*	15,490	276
Doosan Corp.	4,132	514
Doosan Heavy Industries and Construction Co. Ltd.*	18,300	1,036
Doosan Infracore Co. Ltd.*	44,050	686
E-Mart Co. Ltd.	8,977	2,175
GS Engineering & Construction Corp.*	15,148	1,222
GS Holdings*	21,708	960
Hana Financial Group, Inc.	93,740	2,887
Hankook Tire Co. Ltd.*	38,660	1,515
Hanwha Chem Corp.*	36,542	782
Hanwha Corp.*	19,305	557
Honam Petrochemical Corp.*	6,062	1,584
Hynix Semiconductor, Inc.*	215,440	4,113
Hyosung Corp.*	10,028	468
Hyundai Department Store Co. Ltd.*	6,476	917
Hyundai Development Co.*	23,240	340
Hyundai Engineering & Construction Co. Ltd.*	28,256	1,730
Hyundai Glovis Co. Ltd.*	5,675	947
Hyundai Heavy Industries Co. Ltd.*	17,889	4,009
Hyundai Hysco Co. Ltd.*	13,118	401
Hyundai Marine & Fire Insurance Co. Ltd.	27,170	815
Hyundai Merchant Marine Co. Ltd.*	17,410	380
Hyundai Mipo Dockyard*	4,525	442
Hyundai Mobis*	29,119	7,392
Hyundai Motor Co.	65,844	12,192
Hyundai Securities Co.	49,700	374
Hyundai Steel Co.*	23,416	1,949
Hyundai Wia Corp.*	4,965	615
Industrial Bank of Korea*	69,930	760
Kangwon Land, Inc.*	41,630	984
KB Financial Group, Inc.*	156,994	4,957
KCC Corp.	1,734	430
Kia Motors Corp.*	102,457	5,940
Korea Aerospace Industries Ltd.*	19,130	658
Korea Electric Power Corp.*	110,146	2,445
Korea Exchange Bank	110,150	704
Korea Gas Corp.*	10,116	366

EQUITY INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 89.1% continued
South Korea - 14.3% continued
Korea Investment Holdings Co. Ltd.	16,030	$506
Korea Kumho Petrochemical Co., Ltd.*	4,354	635
Korea Life Insurance Co. Ltd.	72,170	464
Korea Zinc Co. Ltd.*	3,606	954
Korean Air Lines Co. Ltd.*	15,721	594
KP Chemical Corp.*	20,450	252
KT Corp.*	10,789	334
KT Corp. ADR*	6,526	102
KT&G Corp.*	47,041	3,324
LG Chem Ltd.*	19,836	5,479
LG Corp.*	40,076	2,140
LG Display Co. Ltd.*	98,230	2,090
LG Electronics, Inc.*	44,105	2,839
LG Household & Health Care Ltd.*	4,028	1,705
LG Innotek Co. Ltd.*	3,534	208
LG Uplus Corp.*	100,882	649
Lotte Confectionery Co. Ltd.*	293	434
Lotte Shopping Co. Ltd.*	4,310	1,271
LS Corp.*	7,292	483
LS Industrial Systems Co. Ltd.*	6,277	364
Mando Corp.*	5,429	972
Mirae Asset Securities Co. Ltd.	9,675	267
NCSoft Corp.*	6,461	1,728
NHN Corp.*	17,524	3,210
OCI Co. Ltd.*	6,679	1,276
Orion Corp.*	1,550	913
POSCO	27,350	9,062
POSCO ADR	2,328	191
S1 Corp.*	7,081	356
Samsung C&T Corp.*	53,539	3,186
Samsung Card Co.*	18,432	622
Samsung Electro-Mechanics Co. Ltd.*	25,251	1,709
Samsung Electronics Co. Ltd.	47,137	43,297
Samsung Engineering Co. Ltd.*	12,873	2,255
Samsung Fire & Marine Insurance Co. Ltd.	15,231	2,792
Samsung Heavy Industries Co. Ltd.*	68,300	1,662
Samsung Life Insurance Co. Ltd.(1)	21,061	1,480
Samsung SDI Co. Ltd.*	14,445	1,681
Samsung Securities Co. Ltd.	24,231	1,046
Samsung Techwin Co. Ltd.*	16,161	748
Shinhan Financial Group Co. Ltd.*	182,430	6,306
Shinsegae Co. Ltd.*	3,161	672
SK C&C Co. Ltd.*	6,412	651
SK Holdings Co. Ltd.*	10,946	1,152
SK Innovation Co. Ltd.*	25,745	3,191
SK Networks Co. Ltd.*	46,060	405
SK Telecom Co. Ltd.	7,570	930
SK Telecom Co. Ltd. ADR	10,300	140
S-Oil Corp.	19,032	1,662
STX Pan Ocean Co. Ltd.*	39,830	211
Woongjin Coway Co. Ltd.*	23,060	734
Woori Finance Holdings Co. Ltd.*	153,760	1,257
Woori Investment & Securities Co. Ltd.	47,957	445
Yuhan Corp.*	3,480	385

		200,693

Taiwan - 10.8%
Acer, Inc.	1,089,796	1,263
Advanced Semiconductor Engineering, Inc.	1,996,568	1,704
Advantech Co. Ltd.	116,285	321
Asia Cement Corp.	802,599	900
Asustek Computer, Inc.	290,546	2,068
AU Optronics Corp.	3,178,215	1,361
Capital Securities Corp.	798,602	275
Catcher Technology Co. Ltd.	241,111	1,118
Cathay Financial Holding Co. Ltd.	2,884,548	3,112
Chang Hwa Commercial Bank	1,757,230	952
Cheng Shin Rubber Industry Co. Ltd.	680,847	1,472
Cheng Uei Precision Industry Co. Ltd.	158,205	309
Chicony Electronics Co. Ltd.	189,560	310
Chimei Innolux Corp.*	2,216,416	891
China Airlines Ltd.	957,324	417
China Development Financial Holding Corp.	3,888,970	1,101
China Life Insurance Co. Ltd.	677,880	547
China Motor Corp.	251,000	228
China Petrochemical Development Corp.	760,700	679
China Steel Corp.	4,840,379	4,605
Chinatrust Financial Holding Co. Ltd.	4,129,467	2,575
Chunghwa Telecom Co. Ltd.	1,576,493	5,205
Chunghwa Telecom Co. Ltd. ADR	4,048	135
Clevo Co.	186,782	295
Compal Electronics, Inc.	1,780,759	1,773
Delta Electronics, Inc.	762,521	1,813
E Ink Holdings, Inc.	349,095	454
E.Sun Financial Holding Co. Ltd.	1,691,897	729
Epistar Corp.	335,351	712

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 89.1% continued
Taiwan - 10.8% continued
Eternal Chemical Co. Ltd.	310,207	$241
Eva Airways Corp.	671,271	425
Evergreen Marine Corp. Taiwan Ltd.	611,795	309
Everlight Electronics Co. Ltd.	149,568	260
Far Eastern Department Stores Co. Ltd.	405,894	477
Far Eastern New Century Corp.	1,244,548	1,444
Far EasTone Telecommunications Co. Ltd.	673,345	1,265
Farglory Land Development Co. Ltd.	132,000	207
Feng Hsin Iron & Steel Co.	183,160	293
First Financial Holding Co. Ltd.	2,475,806	1,451
Formosa Chemicals & Fibre Corp.	1,218,320	3,210
Formosa International Hotels Corp.	13,805	178
Formosa Petrochemical Corp.	492,487	1,525
Formosa Plastics Corp.	1,702,349	4,537
Formosa Taffeta Co. Ltd.	319,827	296
Foxconn Technology Co. Ltd.	303,728	967
Fubon Financial Holding Co. Ltd.	2,125,123	2,250
Giant Manufacturing Co. Ltd.	125,483	485
Highwealth Construction Corp.	179,000	257
Hiwin Technologies Corp.	71,860	584
Hon Hai Precision Industry Co. Ltd.	3,880,414	10,604
Hotai Motor Co. Ltd.	101,900	489
HTC Corp.	313,220	5,127
Hua Nan Financial Holdings Co. Ltd.	2,188,267	1,182
Inotera Memories, Inc.*	709,246	117
Inventec Co. Ltd.	922,473	338
KGI Securities Co. Ltd.	1,211,582	431
Kinsus Interconnect Technology Corp.	111,587	296
Largan Precision Co. Ltd.	41,835	781
LCY Chemical Corp.	193,010	279
Lite-On Technology Corp.	893,858	1,006
Macronix International	1,476,975	589
MediaTek, Inc.	445,549	4,083
Mega Financial Holding Co. Ltd.	3,389,608	2,262
Motech Industries, Inc.	137,229	241
MStar Semiconductor, Inc.	160,317	835
Nan Kang Rubber Tire Co. Ltd.	208,722	312
Nan Ya Plastics Corp.	2,016,695	4,009
Nan Ya Printed Circuit Board Corp.	74,925	152
Novatek Microelectronics Corp.	222,850	557
Pegatron Corp.*	722,594	785
Phison Electronics Corp.	55,608	334
Pou Chen Corp.	945,093	775
Powertech Technology, Inc.	307,568	651
President Chain Store Corp.	246,220	1,341
Quanta Computer, Inc.	1,053,576	2,216
Radiant Opto-Electronics Corp.	173,000	494
Realtek Semiconductor Corp.	175,841	257
Richtek Technology Corp.	63,849	264
Ruentex Development Co. Ltd.	234,940	251
Ruentex Industries Ltd.	186,781	305
Shin Kong Financial Holding Co. Ltd.*	2,528,463	716
Siliconware Precision Industries Co.	1,278,480	1,144
Simplo Technology Co. Ltd.	92,120	538
Sino-American Silicon Products, Inc.	167,550	257
SinoPac Financial Holdings Co. Ltd.	2,501,257	760
Standard Foods Corp.	87,000	264
Synnex Technology International Corp.	566,086	1,365
Taishin Financial Holding Co. Ltd.	2,095,212	726
Taiwan Business Bank*	1,049,834	324
Taiwan Cement Corp.	1,406,055	1,629
Taiwan Cooperative Financial Holding*	1,657,349	996
Taiwan Fertilizer Co. Ltd.	320,000	744
Taiwan Glass Industry Corp.	374,447	385
Taiwan Mobile Co. Ltd.	710,076	2,216
Taiwan Semiconductor Manufacturing Co. Ltd.	10,506,193	26,274
Tatung Co. Ltd.*	768,053	193
Teco Electric and Machinery Co. Ltd.	687,000	405
TPK Holding Co. Ltd.*	41,650	542
Transcend Information, Inc.	76,442	200
Tripod Technology Corp.	173,082	417
TSRC Corp.	205,902	504
Tung Ho Steel Enterprise Corp.	328,271	288
U-Ming Marine Transport Corp.	170,000	252
Unimicron Technology Corp.	561,418	660
Uni-President Enterprises Corp.	1,657,435	2,418
United Microelectronics Corp.	5,335,043	2,234
Walsin Lihwa Corp.	1,343,770	386
Wan Hai Lines Ltd.	430,825	208
Wintek Corp.	610,162	433
Wistron Corp.	842,217	1,065
WPG Holdings Ltd.	578,316	665
Ya Hsin Industrial Co. Ltd.*	121,548	—
Yang Ming Marine Transport Corp.	549,356	219
Yuanta Financial Holding Co. Ltd.*	3,388,647	1,726
Yulon Motor Co. Ltd.	370,257	635

		151,136

EQUITY INDEX FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 89.1% continued
Thailand - 1.9%
Advanced Info Service PCL (Registered)	194,000	$864
Advanced Info Service PCL NVDR	183,099	814
Bangkok Bank PCL	105,300	512
Bangkok Bank PCL (Registered)	276,600	1,437
Bangkok Bank PCL NVDR	203,400	989
Bank of Ayudhya PCL (Registered)	518,654	364
Bank of Ayudhya PCL NVDR	241,068	168
Banpu PCL (Registered)	23,350	404
Banpu PCL NVDR	38,858	672
BEC World PCL (Registered)	196,500	280
BEC World PCL NVDR	179,607	256
Charoen Pokphand Foods PCL NVDR	1,296,457	1,355
CP ALL PCL (Registered)	452,600	742
CP ALL PCL NVDR	479,268	786
Glow Energy PCL (Registered)	100,200	181
Glow Energy PCL NVDR	108,402	196
Indorama Ventures PCL NVDR	607,047	562
IRPC PCL (Registered)	1,860,900	241
IRPC PCL NVDR	2,354,381	304
Kasikornbank PCL	50,000	193
Kasikornbank PCL (Registered)	280,600	1,107
Kasikornbank PCL NVDR	429,197	1,659
Krung Thai Bank PCL (Registered)	559,800	264
Krung Thai Bank PCL NVDR	620,255	293
PTT Exploration & Production PCL NVDR	249,943	1,334
PTT Exploration & Production
PCL (Registered)	248,300	1,326
PTT Global Chemical PCL (Registered)*	206,614	399
PTT Global Chemical PCL NVDR*	499,276	963
PTT PCL (Registered)	186,500	1,879
PTT PCL NVDR	180,100	1,815
Siam Cement PCL (Registered)	51,000	590
Siam Cement PCL NVDR	75,998	753
Siam Commercial Bank PCL (Registered)	232,700	848
Siam Commercial Bank PCL NVDR	436,876	1,612
Thai Oil PCL (Registered)	112,300	208
Thai Oil PCL NVDR	225,595	418

		26,788

Turkey - 1.2%
Akbank T.A.S.	507,344	1,609
Anadolu Efes Biracilik Ve Malt Sanayii A.S.	86,018	1,036
Arcelik A.S.	85,033	274
Asya Katilim Bankasi A.S.*	208,961	175
BIM Birlesik Magazalar A.S.	36,109	1,001
Coca-Cola Icecek A.S.	27,780	331
Dogan Yayin Holding A.S.*	1	—
Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	259,006	266
Enka Insaat ve Sanayi A.S.	144,589	313
Eregli Demir ve Celik Fabrikalari T.A.S.	221,226	383
Ford Otomotiv Sanayi A.S.	30,139	243
Haci Omer Sabanci Holding A.S.	218,255	622
Is Gayrimenkul Yatirim Ortakligi A.S.	1	—
KOC Holding A.S.	262,031	786
Koza Altin Isletmeleri A.S.	18,824	249
TAV Havalimanlari Holding A.S.*	73,053	311
Tupras Turkiye Petrol Rafinerileri A.S.	53,143	1,121
Turk Hava Yollari*	200,043	223
Turk Telekomunikasyon A.S.	227,656	844
Turkcell Iletisim Hizmetleri A.S.*	325,875	1,530
Turkiye Garanti Bankasi A.S.	900,131	2,798
Turkiye Halk Bankasi A.S.	135,932	709
Turkiye Is Bankasi, Class C	667,830	1,165
Turkiye Sise ve Cam Fabrikalari A.S.	163,266	245
Turkiye Vakiflar Bankasi Tao, Class D	324,137	418
Yapi ve Kredi Bankasi A.S.*	360,103	511

		17,163

Ukraine - 0.0%
Kernel Holding S.A.*	21,088	424

Total Common Stocks (3) (Cost $1,192,841) (3)		1,253,182

PREFERRED STOCKS - 9.2%
Brazil - 8.2%
AES Tiete S.A.	44,053	635
Banco Bradesco S.A.	794,863	13,104
Banco do Estado do Rio Grande do Sul, Class B	76,918	825
Bradespar S.A.	96,001	1,631
Brasil Telecom S.A.	108,702	634
Braskem S.A., Class A	64,641	444
Centrais Eletricas Brasileiras S.A., Class B	95,641	1,377
Cia Brasileira de Distribuicao Grupo Pao de Acucar	44,160	1,586
Cia de Bebidas das Americas	320,199	11,553
Cia de Transmissao de Energia Eletrica Paulista	13,146	409

NORTHERN FUNDS QUARTERLY REPORT    11    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS - 9.2% continued
Brazil - 8.2% continued
Cia Energetica de Minas Gerais	164,662	$2,937
Cia Energetica de Sao Paulo, Class B	66,908	1,186
Cia Paranaense de Energia, Class B	42,844	893
Eletropaulo Metropolitana Eletricidade de Sao Paulo S.A.	41,577	814
Gerdau S.A.	368,361	2,864
Gol Linhas Aereas Inteligentes S.A.	43,556	290
Itau Unibanco Holding S.A.	974,000	17,749
Ituasa - Investimentos Itau S.A.	988,057	5,975
Klabin S.A.	192,421	825
Lojas Americanas S.A.	136,997	1,050
Metalurgica Gerdau S.A.	116,799	1,121
Petroleo Brasileiro S.A.	1,756,495	20,237
Suzano Papel e Celulose S.A.	70,083	253
Tam S.A.	32,836	628
Tele Norte Leste Participacoes S.A.	100,299	944
Telefonica Brasil S.A.	124,491	3,464
Telefonica Brasil S.A. ADR	2,945	80
Telemar Norte Leste S.A., Class A	15,623	375
Ultrapar Participacoes S.A.	140,124	2,405
Usinas Siderurgicas de Minas Gerais S.A., Class A	194,344	1,058
Vale S.A., Class A	855,130	17,339

		114,685

Chile - 0.2%
Sociedad Quimica y Minera de Chile S.A., Class B	38,142	2,053

Colombia - 0.1%
BanColombia S.A.	84,588	1,205
Grupo Aval Acciones y Valores	702,543	464

		1,669

Russia - 0.2%
AK Transneft OAO	662	1,020
Sberbank of Russia	433,794	798
Surgutneftegaz OJSC	1,581,824	808
Surgutneftegaz OJSC ADR	140,161	713

		3,339

South Korea - 0.5%
Hyundai Motor Co.*	9,725	539
Hyundai Motor Co., Class 2*	16,285	953
Hyundai Securities Co.*	17,946	132
LG Chem Ltd.*	3,182	298
Samsung Electronics Co. Ltd.	8,790	5,094

		7,016

Total Preferred Stocks (3) (Cost $121,225) (3)		128,762

RIGHTS - 0.0%
Brazil - 0.0%
Gol Linhas Aereas Inteligentes S.A.*	2,169	—
Total Rights (3) (Cost $ — ) (3)		—

INVESTMENT COMPANIES - 0.4%
Northern Institutional Funds - Diversified Assets Portfolio (4) (5)	1,617,574	1,618
Vanguard MSCI Emerging Markets ETF	121,050	4,625

Total Investment Companies (Cost $5,993)		6,243

Total Investments - 98.7% (Cost $1,320,059)		1,388,187

Other Assets less Liabilities - 1.3%		17,870

NET ASSETS - 100.0%		$1,406,057

(1)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.

(2)

Restricted security that has been deemed illiquid. At December 31, 2011, the value of these restricted illiquid securities amounted to approximately $1,565,000 or 0.1% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Reliance Industries Ltd. GDR	11/1/06-12/22/06	$1,617
VTB Bank OJSC GDR	5/11/07-10/28/09	80

(3)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(4)

At March 31, 2011, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $2,669,000 with net sales of approximately $1,051,000 during the nine months ended December 31, 2011.

EQUITY INDEX FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2011, the Emerging Markets Equity Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
Dax Index (Euro)	7	$1,336	Long	3/12	$11
FTSE/JSE Top 40 (South African Rand)	117	4,139	Long	3/12	(113)
Hang Seng Index (Hong Kong Dollar)	38	4,515	Long	1/12	(33)
MSCI Taiwan Index (United States Dollar)	167	4,233	Long	1/12	13
S&P CNX Nifty (United States Dollar)	303	2,803	Long	1/12	(99)
S&P/TSX 60 (Canadian Dollar)	14	1,866	Long	3/12	—
SPI 200 (Australian Dollar)	19	1,952	Long	3/12	(84)

Total					$(305)

Federal Tax Information:

At December 31, 2011, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,329,018

Gross tax appreciation of investments	$206,701
Gross tax depreciation of investments	(147,532)

Net tax appreciation of investments	$59,169

At December 31, 2011, the Emerging Markets Equity Index Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000S)
United States Dollar	3,453	Brazilian Real	6,486	1/3/12	$22
United States Dollar	50	Czech Koruna	986	1/3/12	—
United States Dollar	1,018	Malaysian Ringgit	3,234	1/3/12	2
United States Dollar	285	Thai Baht	9,035	1/4/12	1
United States Dollar	2,500	South African Rand	20,287	1/5/12	8
Brazilian Real	1,132	United States Dollar	600	3/21/12	4
United States Dollar	85	Brazilian Real	160	3/21/12	(1)
United States Dollar	1,869	Hong Kong Dollar	14,532	3/21/12	3
United States Dollar	837	Indian Rupee	45,357	3/21/12	4
United States Dollar	1,553	Korean Won	1,817,585	3/21/12	24
United States Dollar	693	Russian Rouble	22,366	3/21/12	(7)
United States Dollar	382	Russian Rouble	12,380	3/21/12	(2)
United States Dollar	1,653	Taiwan Dollar	50,074	3/21/12	3

Total					$61

At December 31, 2011, the industry sectors for the Emerging Markets Equity Index Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	8.0%
Consumer Staples	8.1
Energy	14.0
Financials	24.1
Health Care	1.0
Industrials	6.4
Information Technology	13.1
Materials	13.2
Telecommunication Services	8.4
Utilities	3.7

Total	100.0%

NORTHERN FUNDS QUARTERLY REPORT    13    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

At December 31, 2011, the Emerging Markets Equity Index Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Hong Kong Dollar	17.7%
Korean Won	14.9
Brazilian Real	14.7
Taiwan Dollar	10.9
United States Dollar	8.0
South African Rand	7.8
Indian Rupee	5.8
All other currencies less than 5%	20.2

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three levels listed below.

Level 1 - Unadjusted quoted market prices in active markets for indentical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indicies). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2011 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Valuations based on inputs that are unobservable and insignificant. The Fund utilized the following techniques on Level 3 securities: the Fund valued certain securities using prices provided by a third party pricing provider.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Emerging Markets Equity Index Fund’s investments and other financial instruments, which are carried at fair value, as of December 31, 2011:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
INVESTMENTS	(000S)	(000S)	(000S)	(000S)
Common Stocks
Consumer Discretionary	$16,069	$93,059	$—	$109,128
Consumer Staples	35,503	63,375	—	98,878
Energy	26,453	141,899	—	168,352
Financials	31,768	257,432	40	289,240
Health Care	2,216	11,895	—	14,111
Industrials	12,716	74,856	—	87,572
Information Technology	7,472	168,476	—	175,948
Materials	40,513	114,782	—	155,295
Telecommunication Services	25,931	85,777	—	111,708
Utilities	12,841	30,109	—	42,950
Preferred Stocks
Consumer Discretionary	1,050	1,491	—	2,541
Consumer Staples	13,139	—	—	13,139
Energy	23,355	1,828	—	25,183
Financials	39,454	798	—	40,252
Industrials	919	—	—	919
Information Technology	—	5,094	—	5,094
Materials	27,588	298	—	27,886
Telecommunication Services	5,498	—	—	5,498
Utilities	8,250	—	—	8,250
Investment Companies	6,243	—	—	6,243

Total Investments	$336,978	$1,051,169	$40	$1,388,187

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$24	$—	$—	$24
Forward Foreign
Currency Exchange
Contracts	—	71	—	71
Liabilities
Futures Contracts	(329)	—	—	(329)
Forward Foreign
Currency Exchange
Contracts	—	(10)	—	(10)

Total Other Financial Instruments	$(305)	$61	$—	$(244)

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At December 31, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

EQUITY INDEX FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/11 (000S)	REALIZED GAINS (000S)	REALIZED LOSSES (000S)	CHANGE IN UNREALIZED APPRECIATION (000S)	CHANGE IN UNREALIZED DEPRECIATION (000S)	PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S)	TRANSFERS OUT OF LEVEL 3 (000S)	BALANCE AS OF 12/31/11 (000S)
Common Stock
Financials	$55	$—	$—	$—	$(15)	$—	$—	$—	$—	$40
Utilities	9	—	—	—	(1)	—	(8)	—	—	—

Total	$64	$—	$—	$—	$(16)	$—	$(8)	$—	$—	$40

The amount of change in net unrealized appreciation (depreciation) on investments in Level 3 securities still held at December 31, 2011 was $(15).

NORTHERN FUNDS QUARTERLY REPORT    15    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%
Australia - 7.5%
BGP Holdings PLC - (Fractional Shares)*	6,535,576	$—
BWP Trust	383,539	674
CFS Retail Property Trust	1,525,711	2,626
Charter Hall Office REIT	359,295	1,290
Charter Hall Retail REIT*	217,751	712
Commonwealth Property Office Fund	1,784,802	1,741
Dexus Property Group	3,495,551	2,967
FKP Property Group	637,756	316
Goodman Group	5,342,886	3,108
GPT Group	1,328,523	4,166
Investa Office Fund	1,924,631	1,179
Mirvac Group	2,468,400	2,977
Stockland	1,694,161	5,518
Westfield Group	1,669,759	13,338
Westfield Retail Trust	2,209,700	5,619

		46,231

Austria - 0.2%
CA Immobilien Anlagen A.G.*	63,158	679
Conwert Immobilien Invest S.E.	57,675	640

		1,319

Belgium - 0.4%
Befimmo SCA Sicafi	12,776	831
Cofinimmo	10,242	1,201
Intervest Offices & Warehouses	4,785	112
Leasinvest Real Estate SCA	1,126	95
Warehouses De Pauw SCA	7,103	341
Wereldhave Belgium N.V.	1,464	127

		2,707

Brazil - 2.8%
Aliansce Shopping Centers S.A.	76,079	581
BR Malls Participacoes S.A.	324,929	3,157
BR Properties S.A.	129,053	1,280
Brookfield Incorporacoes S.A.	158,379	420
Camargo Correa Desenvolvimento Imobiliario S.A.	33,158	72
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	230,852	1,837
Even Construtora e Incorporadora S.A.	169,275	561
Ez Tec Empreendimentos e Participacoes S.A.	44,040	373
Gafisa S.A.	313,500	692
General Shopping Brasil S.A.*	17,804	108
Helbor Empreendimentos S.A.	34,916	388
Iguatemi Empresa de Shopping Centers S.A.	28,024	521
JHSF Participacoes S.A.	60,716	178
MRV Engenharia e Participacoes S.A.	262,803	1,508
Multiplan Empreendimentos Imobiliarios S.A.	60,394	1,239
PDG Realty S.A. Empreendimentos e Participacoes	812,182	2,569
Rodobens Negocios Imobiliarios S.A.	17,043	102
Rossi Residencial S.A.	147,439	632
Sonae Sierra Brasil S.A.	21,562	277
Tecnisa S.A.	98,908	533
Viver Incorporadora e Construtora S.A.*	150,585	161

		17,189

Canada - 4.3%
Allied Properties Real Estate
Investment Trust	37,132	921
Artis Real Estate Investment Trust	60,092	825
Boardwalk Real Estate Investment Trust	34,765	1,721
Calloway Real Estate Investment Trust	77,263	2,030
Canadian Apartment Properties REIT	61,161	1,339
Canadian Real Estate Investment Trust	48,506	1,685
Canmarc Real Estate Investment Trust	39,620	622
Chartwell Seniors Housing Real Estate Investment Trust	104,957	876
Cominar Real Estate Investment Trust	50,250	1,087
Crombie Real Estate Investment Trust	29,881	411
Dundee Real Estate Investment Trust	47,726	1,530
Extendicare Real Estate Investment Trust	56,378	470
First Capital Realty, Inc.	49,595	842
H&R Real Estate Investment Trust	120,321	2,747
InnVest Real Estate Investment Trust	66,108	268
Killam Properties, Inc.	35,604	404
Morguard Real Estate Investment Trust	31,156	489
Northern Property Real Estate Investment Trust	21,251	620
NorthWest Healthcare Properties Real Estate Investment Trust	26,676	301
Primaris Retail Real Estate Investment Trust	58,500	1,184
RioCan Real Estate Investment Trust	198,209	5,142
Transglobe Apartment Real Estate Investment Trust	40,790	468
Whiterock Real Estate Investment Trust*	26,400	343

		26,325

China - 1.0%
Agile Property Holdings Ltd.	997,979	891

EQUITY INDEX FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
China - 1.0% continued
Beijing North Star Co. Ltd., Class H	477,662	$71
China Merchants Property Development Co. Ltd., Class B	179,108	241
China Vanke Co. Ltd., Class B	951,956	939
Country Garden Holdings Co. Ltd.	2,388,444	893
Guangzhou R&F Properties Co. Ltd., Class H	692,602	545
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	357,131	290
Shimao Property Holdings Ltd.	1,042,369	888
Shui On Land Ltd.	1,901,735	577
Soho China Ltd.	1,510,256	1,007

		6,342
Egypt - 0.0%
Six of October Development & Investment Co.	62,755	83

Finland - 0.2%
Citycon OYJ	153,405	458
Sponda OYJ	202,509	815
Technopolis OYJ	44,391	192

		1,465

France - 3.2%
Affine S.A.	2,884	46
Fonciere Des Regions	19,671	1,259
Gecina S.A.	13,677	1,149
ICADE	15,798	1,241
Klepierre	68,915	1,958
Mercialys S.A.	33,608	1,083
Societe de la Tour Eiffel	4,324	215
Societe Immobiliere de Location pour I’Industrie et le Commerce	9,262	898
Unibail-Rodamco S.E.	66,055	11,822

		19,671

Germany - 0.8%
Alstria Office REIT-A.G.	52,350	621
Colonia Real Estate A.G.*	11,490	45
Deutsche Euroshop A.G.	37,505	1,204
Deutsche Wohnen A.G. (Bearer)	74,351	988
DIC Asset A.G.	23,997	166
GAGFAH S.A.	63,560	327
GSW Immobilien A.G.*	22,352	647
IVG Immobilien A.G.*	117,773	320
Patrizia Immobilien A.G.*	19,011	84
Prime Office REIT-A.G.*	27,203	153
TAG Immobilien A.G.*	54,399	433

		4,988

Greece - 0.0%
Eurobank Properties Real Estate Investment Co.	12,561	62
Hong Kong - 10.2%
Champion REIT	1,780,846	668
China Overseas Land & Investment Ltd.	2,954,542	4,953
China Resources Land Ltd.	1,687,218	2,719
Hang Lung Properties Ltd.	1,612,452	4,584
Henderson Land Development Co. Ltd.	848,441	4,200
Hongkong Land Holdings Ltd.	1,260,618	5,707
Hopson Development Holdings Ltd.	493,505	255
Hysan Development Co. Ltd.	572,386	1,875
Kerry Properties Ltd.	520,099	1,719
Link REIT (The)	1,588,318	5,852
New World China Land Ltd.	1,943,899	386
New World Development Ltd.	3,232,741	2,595
Poly Hong Kong Investments Ltd.	1,285,000	556
Shenzhen Investment Ltd.	1,936,014	346
Sino Land Co. Ltd.	2,101,427	2,990
Sun Hung Kai Properties Ltd.	1,390,823	17,358
Wharf Holdings Ltd.	1,094,317	4,937
Yuexiu Property Co. Ltd.	5,095,400	733

		62,433

India - 0.4%
Anant Raj Industries Ltd.	82,980	62
Ansal Properties & Infrastructure Ltd.	55,952	26
Brigade Enterprises Ltd.	20,741	16
DLF Ltd.	371,122	1,274
Mahindra Lifespace Developers Ltd.	14,436	64
MVL Ltd.	80,396	29
Orbit Corp. Ltd.	59,336	30
Parsvnath Developers Ltd.*	104,152	85
Peninsula Land Ltd.*	81,507	47
Prestige Estates Projects Ltd.	45,998	62
Sunteck Realty Ltd.	13,140	75
Unitech Ltd.*	1,398,545	508

		2,278

Indonesia - 0.7%
Agung Podomoro Land Tbk PT*	4,562,196	176
Alam Sutera Realty Tbk PT	3,909,640	198
Bakrieland Development Tbk PT*	28,287,643	371

NORTHERN FUNDS QUARTERLY REPORT    17    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Indonesia - 0.7% continued
Ciputra Development Tbk PT	8,058,790	$480
Ciputra Property Tbk PT	2,172,438	117
Ciputra Surya Tbk PT	530,000	51
Intiland Development Tbk PT*	5,687,000	160
Lippo Karawaci Tbk PT*	12,384,531	900
Pakuwon Jati Tbk PT*	6,428,660	531
Sentul City Tbk PT*	17,391,017	508
Summarecon Agung Tbk PT	3,664,000	500

		3,992

Israel - 0.1%
Azrieli Group	25,420	601

Italy - 0.1%
Beni Stabili S.p.A.	715,797	320
Immobiliare Grande Distribuzione	83,327	80

		400

Japan - 7.7%
Aeon Mall Co. Ltd.	65,497	1,388
Japan Prime Realty Investment Corp.	521	1,228
Japan Real Estate Investment Corp.	355	2,767
Japan Retail Fund Investment Corp.	1,355	2,007
Kenedix Realty Investment Corp.	205	596
Mitsubishi Estate Co. Ltd.	754,480	11,257
Mitsui Fudosan Co. Ltd.	637,562	9,279
Mori Trust Sogo Reit, Inc.	87	710
Nippon Accommodations Fund, Inc.	105	706
Nippon Building Fund, Inc.	418	3,420
Nomura Real Estate Holdings, Inc.	54,400	809
Nomura Real Estate Office Fund, Inc.	218	1,120
NTT Urban Development Corp.	938	639
Orix JREIT, Inc.	154	635
Premier Investment Corp.	140	455
Sumitomo Realty & Development Co. Ltd.	344,425	6,022
Tokyo Tatemono Co. Ltd.*	232,201	702
Tokyu Land Corp.	291,556	1,101
Tokyu REIT, Inc.	92	462
Top REIT, Inc.	115	517
United Urban Investment Corp.	1,518	1,721

		47,541

Malaysia - 0.6%
CapitaMalls Malaysia Trust	958,700	435
Eastern & Oriental Bhd.	694,000	306
Glomac Bhd.	198,000	50
IGB Corp. Bhd.	792,354	614
IJM Land Bhd.	384,150	279
KLCC Property Holdings Bhd.	329,548	327
Land & General Bhd.*	426,727	47
LBS Bina Group Bhd.*	193,600	47
Pavilion Real Estate Investment Trust*	453,000	156
SP Setia Bhd.	998,918	1,212
Tebrau Teguh Bhd.*	362,600	80
YNH Property Bhd.	279,586	158
YTL Land & Development Bhd*	189,800	63

		3,774

Mexico - 0.2%
Consorcio ARA S.A.B. de C.V.	694,717	194
Corporacion GEO S.A.B. de C.V., Series B*	291,434	363
Desarrolladora Homex S.A.B. de C.V.*	179,385	502
Sare Holding S.A.B. de C.V., Class B*	498,805	42
Urbi Desarrollos Urbanos S.A.B. de C.V.*	364,726	415

		1,516

Netherlands - 1.0%
Corio N.V.	66,935	2,898
Eurocommercial Properties N.V. - CVA	29,831	944
Nieuwe Steen Investments N.V.*	44,200	540
Vastned Retail N.V.	13,403	600
Wereldhave N.V.	15,928	1,054

		6,036

New Zealand - 0.1%
Kiwi Income Property Trust	722,315	568

Norway - 0.1%
Norwegian Property ASA	351,817	433

Philippines - 0.5%
Ayala Land, Inc.	3,704,251	1,288
Filinvest Land, Inc.	6,898,989	156
Megaworld Corp.	7,282,101	283
Robinsons Land Corp.	1,235,575	319
SM Prime Holdings, Inc.	3,138,603	952
Vista Land & Lifescapes, Inc.	2,369,661	154

		3,152

Poland - 0.0%
Globe Trade Centre S.A.*	75,694	203
LC Corp. S.A.*	163,887	41

		244

EQUITY INDEX FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Singapore - 3.4%
Ascendas Real Estate Investment Trust	1,500,753	$2,118
CapitaCommercial Trust	1,538,014	1,249
CapitaLand Ltd.	2,290,915	3,893
CapitaMall Trust	1,806,715	2,364
CapitaMalls Asia Ltd.	1,138,000	989
CDL Hospitality Trusts	511,610	609
City Developments Ltd.	492,000	3,368
Global Logistic Properties Ltd.*	1,329,793	1,795
Keppel Land Ltd.	546,027	932
Mapletree Industrial Trust	882,948	731
Mapletree Logistics Trust	1,307,722	852
Suntec Real Estate Investment Trust	1,586,291	1,313
Wing Tai Holdings Ltd.	437,380	319
Yanlord Land Group Ltd.	408,000	299

		20,831

South Africa - 1.2%
Arrowhead Properties Ltd., Class A*	61,357	43
Arrowhead Properties Ltd., Class B*	61,357	31
Emira Property Fund	280,527	413
Fountainhead Property Trust	841,737	715
Growthpoint Properties Ltd.	1,218,930	2,803
Redefine Properties Ltd.*	1,945,594	1,782
Resilient Property Income Fund Ltd.	192,215	826
SA Corporate Real Estate Fund Pty Ltd.	1,528,998	654

		7,267

Spain - 0.0%
Inmobiliaria Colonial S.A.*	23,248	69

Sweden - 1.0%
Castellum AB	124,132	1,535
Fabege AB	118,095	924
Hufvudstaden AB, Class A	111,104	1,130
Klovern AB	89,447	335
Kungsleden AB	99,174	661
Wallenstam AB, Class B	86,151	795
Wihlborgs Fastigheter AB	56,455	745

		6,125

Switzerland - 1.1%
Allreal Holding A.G. (Registered)*	5,016	729
Mobimo Holding A.G. (Registered)*	4,493	994
PSP Swiss Property A.G. (Registered)*	33,317	2,783
Swiss Prime Site A.G. (Registered)*	29,414	2,208
Zueblin Immobilien Holding A.G. (Registered)*	30,084	77

		6,791

Taiwan - 0.0%
Hung Poo Real Estate Development Corp.	110,585	73

Thailand - 0.5%
Amata Corp. PCL (Registered)	204,186	82
Amata Corp. PCL NVDR	28,171	11
Asian Property Development PCL NVDR	26,804	4
Asian Property Development PCL (Registered)	527,278	83
Central Pattana PCL (Registered)	401,563	480
Central Pattana PCL NVDR	67,349	80
Land and Houses PCL	4,769,900	929
Land and Houses PCL NVDR	616,150	120
LPN Development PCL (Registered)	885,103	359
LPN Development PCL NVDR	180,301	73
Property Perfect PCL (Registered)	2,923,806	64
Property Perfect PCL NVDR	339,762	8
Pruksa Real Estate PCL (Registered)	3,200	1
Pruksa Real Estate PCL NVDR	476,500	175
SC Asset Corp PCL (Registered)	182,800	71
SC Asset Corp. PCL NVDR	1,378	1
Supalai PCL (Registered)	1,117,656	506
Supalai PCL NVDR	157,800	72

		3,119

Turkey - 0.2%
Akfen Gayrimenkul Yatirim Ortakligi A.S.*	43,280	34
Akmerkez Gayrimenkul Yatirim Ortakligi A.S.*	19,915	178
Alarko Gayrimenkul Yatirim Ortakligi A.S.	4,437	38
Dogus Gayrimenkul Yatirim Ortakligi A.S.*	38,418	37
Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	534,933	549
Is Gayrimenkul Yatirim Ortakligi A.S.	181,514	96
Sinpas Gayrimenkul Yatirim Ortakligi A.S.	177,726	93
Torunlar Gayrimenkul Yatirim Ortakligi A.S.	50,335	105

		1,130

United Arab Emirates - 0.3%
Aldar Properties PJSC*	807,089	203
Emaar Properties PJSC	2,158,285	1,512

		1,715

NORTHERN FUNDS QUARTERLY REPORT    19    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
United Kingdom - 4.4%
A&J Mucklow Group PLC	16,075	$73
Big Yellow Group PLC	91,973	350
British Land Co. PLC	638,751	4,567
Capital & Counties Properties PLC	497,103	1,423
Capital Shopping Centres Group PLC	465,385	2,248
CLS Holdings PLC*	15,339	140
Daejan Holdings PLC	3,401	146
Derwent London PLC	73,682	1,780
Development Securities PLC	94,274	220
Grainger PLC	232,535	386
Great Portland Estates PLC	227,635	1,138
Hammerson PLC	510,636	2,842
Hansteen Holdings PLC	453,287	538
Helical Bar PLC	82,761	239
Invista Foundation Property Trust Ltd.	244,647	126
Land Securities Group PLC	563,148	5,537
London & Stamford Property PLC	390,902	655
Primary Health Properties PLC	47,693	236
Quintain Estates & Development PLC*	366,761	214
Safestore Holdings PLC	131,426	204
Segro PLC	539,999	1,746
Shaftesbury PLC	181,325	1,314
St. Modwen Properties PLC	104,865	184
Unite Group PLC	111,978	291
Workspace Group PLC	100,840	353

		26,950

United States - 43.8%
Acadia Realty Trust	30,944	623
Agree Realty Corp.	6,893	168
Alexander’s, Inc.	1,457	539
Alexandria Real Estate Equities, Inc.	44,529	3,071
American Assets Trust, Inc.	28,459	584
American Campus Communities, Inc.	51,355	2,155
Apartment Investment & Management Co., Class A	87,102	1,996
Ashford Hospitality Trust, Inc.	48,170	385
Associated Estates Realty Corp.	30,787	491
AvalonBay Communities, Inc.	68,720	8,975
BioMed Realty Trust, Inc.	111,731	2,020
Boston Properties, Inc.	106,761	10,633
Brandywine Realty Trust	97,584	927
BRE Properties, Inc.	53,971	2,724
Brookfield Office Properties, Inc.	271,248	4,252
Camden Property Trust	51,449	3,202
Campus Crest Communities, Inc.	21,902	220
CapLease, Inc.	45,769	185
CBL & Associates Properties, Inc.	107,990	1,695
Cedar Realty Trust, Inc.	51,454	222
Chesapeake Lodging Trust	24,179	374
Colonial Properties Trust	62,472	1,303
CommonWealth REIT	61,347	1,021
CommonWealth REIT - (Fractional Shares)	75,000	—
Corporate Office Properties Trust	52,567	1,118
Cousins Properties, Inc.	73,532	471
CubeSmart	89,307	950
DCT Industrial Trust, Inc.	175,801	900
DDR Corp.	200,469	2,440
DiamondRock Hospitality Co.	119,964	1,156
Digital Realty Trust, Inc.	75,920	5,062
Douglas Emmett, Inc.	69,634	1,270
Duke Realty Corp.	183,208	2,208
DuPont Fabros Technology, Inc.	44,799	1,085
EastGroup Properties, Inc.	19,324	840
Education Realty Trust, Inc.	66,816	684
Entertainment Properties Trust	33,402	1,460
Equity Lifestyle Properties, Inc.	29,547	1,970
Equity One, Inc.	42,155	716
Equity Residential	212,548	12,122
Essex Property Trust, Inc.	24,451	3,436
Extra Space Storage, Inc.	68,184	1,652
Federal Realty Investment Trust	45,903	4,166
FelCor Lodging Trust, Inc.*	86,704	264
First Industrial Realty Trust, Inc.*	63,975	654
First Potomac Realty Trust	36,945	482
Forest City Enterprises, Inc., Class A*	108,003	1,277
Franklin Street Properties Corp.	59,320	590
General Growth Properties, Inc.	339,326	5,097
Getty Realty Corp.	18,689	261
Glimcher Realty Trust	77,519	713
Government Properties Income Trust	25,923	585
HCP, Inc.	293,553	12,162
Health Care REIT, Inc.	138,344	7,544
Healthcare Realty Trust, Inc.	55,882	1,039
Hersha Hospitality Trust	121,269	592
Highwoods Properties, Inc.	52,693	1,563
Home Properties, Inc.	35,015	2,016
Hospitality Properties Trust	89,403	2,054
Host Hotels & Resorts, Inc.	510,711	7,543

EQUITY INDEX FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
United States - 43.8% continued
Inland Real Estate Corp.	63,543	$484
Investors Real Estate Trust	60,978	445
Kilroy Realty Corp.	42,038	1,600
Kimco Realty Corp.	293,376	4,764
Kite Realty Group Trust	45,338	204
LaSalle Hotel Properties	60,220	1,458
Lexington Realty Trust	110,516	828
Liberty Property Trust	83,649	2,583
LTC Properties, Inc.	21,559	665
Macerich (The) Co.	95,393	4,827
Mack-Cali Realty Corp.	62,925	1,679
Medical Properties Trust, Inc.	80,202	792
Mid-America Apartment Communities, Inc.	27,374	1,712
National Health Investors, Inc.	19,797	871
National Retail Properties, Inc.	75,418	1,990
Omega Healthcare Investors, Inc.	75,421	1,459
Parkway Properties, Inc.	15,646	154
Pebblebrook Hotel Trust	37,327	716
Pennsylvania Real Estate Investment Trust	40,641	424
Piedmont Office Realty Trust, Inc., Class A	125,357	2,136
Post Properties, Inc.	37,430	1,636
ProLogis, Inc.	331,860	9,488
PS Business Parks, Inc.	12,903	715
Public Storage	92,292	12,410
Ramco-Gershenson Properties Trust	29,157	287
Realty Income Corp.	96,295	3,366
Regency Centers Corp.	65,077	2,448
Retail Opportunity Investments Corp.	35,373	419
RLJ Lodging Trust	76,900	1,294
Saul Centers, Inc.	10,305	365
Senior Housing Properties Trust	117,492	2,637
Simon Property Group, Inc.	211,805	27,310
SL Green Realty Corp.	61,833	4,121
Sovran Self Storage, Inc.	20,270	865
Strategic Hotels & Resorts, Inc.*	132,810	713
Sun Communities, Inc.	15,532	567
Sunstone Hotel Investors, Inc.*	84,990	693
Tanger Factory Outlet Centers	62,282	1,826
Taubman Centers, Inc.	41,863	2,600
TravelCenters of America LLC - (Fractional Shares)*	50,000	—
UDR, Inc.	158,473	3,978
Universal Health Realty Income Trust	9,418	367
Urstadt Biddle Properties, Inc., Class A	15,739	285
Ventas, Inc.	207,996	11,467
Vornado Realty Trust	133,217	10,239
Washington Real Estate Investment Trust	47,984	1,312
Weingarten Realty Investors	87,720	1,914
Winthrop Realty Trust	19,252	196

		269,216

Total Common Stocks (1) (Cost $606,760) (1)		602,636

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CONVERTIBLE BONDS - 0.0%
YTL Land & Development Bhd, 3.00%, 10/31/21	$114	$18

Total Convertible Bonds (Cost $18)		18

	NUMBER OF SHARES	VALUE (000S)
RIGHTS – 0.0%(1)
Thailand – 0.0%
Property Perfect Alien Market*	81,216	$1
Property Perfect PCL NVDR*	9,437	—
		1

Total Rights (Cost $5)		1

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS - 0.0%(1)
Netherlands - 0.0%
Vastned Offices, Exp. 4/1/13*	13,213	$—

Total Warrants (Cost $ — )		—	(1)

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 1.3%
F&C Commercial Property Trust Ltd.	377,930	595
IRP Property Investments Ltd.	70,797	76
Northern Institutional Funds - Diversified Assets Portfolio (2) (3)	6,930,194	6,930

NORTHERN FUNDS QUARTERLY REPORT    21    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 1.3% continued
Picton Property Income Ltd.	264,449	153
Standard Life Investment Property Income Trust PLC	89,947	72
UK Commercial Property Trust Ltd.	253,974	273

Total Investment Companies (1) (Cost $8,314) (1)		8,099

Total Investments - 99.3% (Cost $615,097)		610,754

Other Assets less Liabilities - 0.7%		4,415

NET ASSETS - 100.0%		$615,169

(1)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)

At March 31, 2011, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $2,007,000 with net purchases of approximately $4,923,000 during the nine months ended December 31, 2011.

(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

Federal Tax Information:

At December 31, 2011, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$676,227

Gross tax appreciation of investments	$61,756
Gross tax depreciation of investments	(127,229)

Net tax depreciation of investments	$(65,473)

At December 31, 2011, the industry sectors for the Global Real Estate Index Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Diversified Real Estate Activity	13.8%
Diversified REITs	10.5
Office REITs	11.2
Real Estate Development	5.1
Real Estate Operating Companies	9.0
Residential REITs	9.1
Retail REITs	22.9
Specialized REITs	12.7
Other industries less than 5%	5.7

Total	100.0%

At December 31, 2011, the Global Real Estate Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACTS POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
S&P MidCap 400 E-Mini (U.S. Dollar)	66	$5,790	Long	3/12	$11
Euro Stoxx 50 (Euro)	53	1,583	Long	3/12	28
Hang Seng Index (Hong Kong Dollar)	21	2,495	Long	1/12	(13)
SPI 200 (Australian Dollar)	10	1,027	Long	3/12	(22)
TOPIX Index (Japanese Yen)	8	757	Long	3/12	— (1)
Yen Nikkei (Japanese Yen)	19	1,037	Long	3/12	(9)

Total					$(5)

(1)	Amount rounds to less than one thousand.

At December 31, 2011, the Global Real Estate Index Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000S)
Australian Dollar	405	United States Dollar	400	3/21/12	$(11)
Australian Dollar	204	United States Dollar	200	3/21/12	(7)
British Pound	84	United States Dollar	130	3/21/12	—
British Pound	287	United States Dollar	445	3/21/12	—
British Pound	235	United States Dollar	368	3/21/12	3
Canadian Dollar	146	United States Dollar	140	3/21/12	(3)
Euro	131	United States Dollar	170	3/21/12	1
Euro	271	United States Dollar	354	3/21/12	3
Hong Kong Dollar	6,815	United States Dollar	876	3/21/12	(2)
Hong Kong Dollar	3,113	United States Dollar	400	3/21/12	(1)
Hong Kong Dollar	2,335	United States Dollar	300	3/21/12	(1)
Japanese Yen	31,128	United States Dollar	400	3/21/12	(5)
Japanese Yen	17,912	United States Dollar	230	3/21/12	(3)
Japanese Yen	15,530	United States Dollar	200	3/21/12	(2)
Singapore Dollar	292	United States Dollar	225	3/21/12	—

EQUITY INDEX FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000S)
United States Dollar	360	Australian Dollar	358	3/21/12	$3
United States Dollar	834	Australian Dollar	834	3/21/12	11
United States Dollar	900	British Pound	575	3/21/12	(8)
United States Dollar	273	Canadian Dollar	280	3/21/12	2
United States Dollar	615	Euro	470	3/21/12	(6)
United States Dollar	277	Euro	213	3/21/12	—
United States Dollar	495	Hong Kong Dollar	3,846	3/21/12	—
United States Dollar	755	Hong Kong Dollar	5,870	3/21/12	1
United States Dollar	750	Hong Kong Dollar	5,833	3/21/12	1
United States Dollar	365	Japanese Yen	28,289	3/21/12	3
United States Dollar	411	Japanese Yen	31,953	3/21/12	5
United States Dollar	500	Japanese Yen	38,864	3/21/12	6
United States Dollar	330	Singapore Dollar	429	3/21/12	1
United States Dollar	73	Swiss Franc	69	3/21/12	—

Total					$(9)

At December 31, 2011, the Global Real Estate Index Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	44.9%
Hong Kong Dollar	10.4
Japanese Yen	7.8
Australian Dollar	7.6
Euro	6.1
Canadian Dollar	5.1
All other currencies less than 5%	18.1

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2011 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Global Real Estate Index Fund’s investments and other financial instruments, which are carried at fair value, as of December 31, 2011:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Consumer Discretionary	$11,363	$—	$—	$11,363
Financials	302,883	288,390	—	591,273
Convertible Bonds Financials	—	18	—	18
Rights Financials	1	—	—	1
Investment Companies	6,930	1,169	—	8,099

Total Investments	$321,177	$289,577	$—	$610,754

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$39	$—	$—	$39
Forward Foreign Currency Exchange Contracts	—	40	—	40
Liabilities
Futures Contracts	(44)	—	—	(44)
Forward Foreign Currency Exchange Contracts	—	(49)	—	(49)

Total Other Financial Instruments	$(5)	$(9)	$—	$(14)

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At December 31, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

NORTHERN FUNDS QUARTERLY REPORT    23    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued	DECEMBER 31, 2011 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/11 (000S)	REALIZED GAINS (000S)	REALIZED LOSSES (000S)	CHANGE IN UNREALIZED APPRECIATION (000S)	CHANGE IN UNREALIZED DEPRECIATION (000S)	PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S)	TRANSFERS OUT OF LEVEL 3 (000S)	BALANCE AS OF 12/31/11 (000S)
Common Stock
Financials	$830	$—	$—	$—	$(347)	$—	$(483)	$—	$—	$—

EQUITY INDEX FUNDS    24    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND	DECEMBER 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.1%
Australia - 4.1%
AGL Energy Ltd.	4,135	$61
Alumina Ltd.	20,226	23
Amcor Ltd.	10,923	81
AMP Ltd.	25,467	106
Australia & New Zealand Banking Group Ltd.	23,197	486
Bendigo and Adelaide Bank Ltd.	3,150	26
Boral Ltd.	7,360	27
Brambles Ltd.	13,172	96
CFS Retail Property Trust	15,137	26
Coca-Cola Amatil Ltd.	5,121	60
Commonwealth Bank of Australia	13,796	693
Computershare Ltd.	4,257	35
Dexus Property Group	40,486	34
Fortescue Metals Group Ltd.	11,471	50
Goodman Group	66,240	39
GPT Group	16,043	50
Insurance Australia Group Ltd.	18,854	57
Lend Lease Group	5,182	38
Metcash Ltd.	6,253	26
Mirvac Group	32,665	39
National Australia Bank Ltd.	19,426	463
Newcrest Mining Ltd.	6,600	200
OneSteel Ltd.	9,639	7
Orica Ltd.	3,332	83
Origin Energy Ltd.	9,297	126
OZ Minerals Ltd.	2,931	30
Santos Ltd.	8,178	102
SP AusNet	12,807	12
Stockland	21,978	72
Transurban Group	11,686	67
Westpac Banking Corp.	26,780	546
Woolworths Ltd.	10,736	275

		4,036

Austria - 0.1%
OMV A.G.	1,405	42
Telekom Austria A.G.	3,247	39
Verbund A.G.	553	15

		96

Belgium - 0.2%
Bekaert N.V.	310	10
Colruyt S.A.	634	24
Delhaize Group S.A.	956	54
KBC Groep N.V.	1,534	19
Solvay S.A., Class A	542	45
Umicore S.A.	1,079	44

		196

Canada - 5.8%
Agnico-Eagle Mines Ltd.	1,492	54
Agrium, Inc.	1,390	93
ARC Resources Ltd.	2,554	63
Bank of Nova Scotia	9,618	480
BCE, Inc.	2,249	94
Bombardier, Inc., Class B	12,842	51
Bonavista Energy Corp.	1,363	35
CAE, Inc.	2,043	20
Canadian National Railway Co.	4,048	318
Canadian Pacific Railway Ltd.	1,558	106
Canadian Tire Corp. Ltd., Class A	729	47
Canadian Utilities Ltd., Class A	796	48
Cenovus Energy, Inc.	6,632	220
CGI Group, Inc., Class A*	2,100	40
Crescent Point Energy Corp.	2,166	95
Empire Co. Ltd., Class A	200	12
Enbridge, Inc.	6,502	243
Enerplus Corp.	1,721	44
Finning International, Inc.	1,418	31
Franco-Nevada Corp.	1,095	42
Gildan Activewear, Inc.	913	17
Inmet Mining Corp.	458	29
Kinross Gold Corp.	10,143	116
Loblaw Cos. Ltd.	1,072	41
Metro, Inc., Class A	874	46
New Gold, Inc.*	4,100	41
Nexen, Inc.	4,634	74
Open Text Corp.*	500	26
Osisko Mining Corp.*	3,117	30
Pacific Rubiales Energy Corp.	2,414	44
Penn West Petroleum Ltd.	4,051	80
Potash Corp. of Saskatchewan, Inc.	7,595	314
Research In Motion Ltd.*	4,100	60
Ritchie Bros Auctioneers, Inc.	759	17
Rogers Communications, Inc., Class B	3,705	143
Royal Bank of Canada	12,707	648
Saputo, Inc.	1,314	50
Silver Wheaton Corp.	3,300	96
Suncor Energy, Inc.	13,847	399
Talisman Energy, Inc.	9,177	117

NORTHERN FUNDS QUARTERLY REPORT    25     EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.1% continued
Canada - 5.8% continued
Teck Resources Ltd., Class B	5,244	$185
Tim Hortons, Inc.	1,400	68
Toronto-Dominion Bank (The)	7,845	587
TransAlta Corp.	2,043	42
Valeant Pharmaceuticals International, Inc.*	2,500	117
Vermilion Energy, Inc.	774	34
Viterra, Inc.	3,417	36
Yamana Gold, Inc.	6,508	96

		5,689

Denmark - 0.6%
Danske Bank A/S*	5,799	74
DSV A/S	1,702	30
Novo Nordisk A/S, Class B	3,770	434
Novozymes A/S, Class B	2,035	63
Tryg A/S	208	11
Vestas Wind Systems A/S*	1,882	20

		632

Finland - 0.3%
Kesko OYJ, Class B	585	19
Metso OYJ	1,212	45
Neste Oil OYJ	958	10
Nokia OYJ	33,995	164
Sanoma OYJ	586	7
Stora Enso OYJ, Class R	4,917	29
UPM-Kymmene OYJ	4,846	53

		327

France - 2.6%
Air Liquide S.A.	2,471	305
Bouygues S.A.	1,751	55
Bureau Veritas S.A.	505	37
Carrefour S.A.	5,183	118
Casino Guichard Perrachon S.A.	521	44
Christian Dior S.A.	508	60
Cie de Saint-Gobain	3,577	137
Cie Generale de Geophysique-Veritas*	1,181	27
CNP Assurances	1,085	13
Danone	5,116	321
Dassault Systemes S.A.	570	46
France Telecom S.A.	16,064	251
Gecina S.A.	175	15
Imerys S.A.	274	13
JCDecaux S.A.*	528	12
Lagardere S.C.A.	981	26
L’Oreal S.A.	2,099	219
Peugeot S.A.	1,455	23
Renault S.A.	1,775	61
Schneider Electric S.A.	4,231	221
Societe BIC S.A.	246	22
Societe Television Francaise 1	935	9
Suez Environnement Co.	2,686	31
Technip S.A.	886	83
Unibail-Rodamco S.E.	832	149
Veolia Environnement S.A.	3,453	38
Vinci S.A.	4,009	175

		2,511

Germany - 2.5%
Adidas A.G.	1,915	125
BASF S.E.	8,105	565
Bayerische Motoren Werke A.G.	2,906	194
Beiersdorf A.G.	895	51
Deutsche Boerse A.G.*	1,722	90
Deutsche Lufthansa A.G. (Registered)	1,812	21
Deutsche Post A.G. (Registered)	7,126	110
Fraport A.G. Frankfurt Airport Services Worldwide	323	16
GEA Group A.G.	1,646	47
HeidelbergCement A.G.	1,266	54
Henkel A.G. & Co. KGaA	1,160	56
Hochtief A.G.	350	20
K+S A.G. (Registered)	1,514	68
Linde A.G.	1,490	222
Merck KGaA	601	60
Metro A.G.	1,195	44
Muenchener Rueckversicherungs A.G. (Registered)	1,559	191
Salzgitter A.G.	304	15
SAP A.G.	8,131	430
Suedzucker A.G.	476	15
Wacker Chemie A.G.	114	9

		2,403

Greece - 0.0%
Coca Cola Hellenic Bottling Co. S.A.*	1,536	26

Hong Kong - 0.5%
Cathay Pacific Airways Ltd.	9,000	15
CLP Holdings Ltd.	17,099	145
Hang Seng Bank Ltd.	6,678	79

EQUITY INDEX FUNDS    26    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.1% continued
Hong Kong - 0.5% continued
Hong Kong & China Gas Co. Ltd.	43,015	$100
Li & Fung Ltd.	52,000	96
MTR Corp.	12,291	40

		475

Ireland - 0.3%
CRH PLC	6,523	130
Experian PLC	9,224	125
Kerry Group PLC, Class A	1,279	47

		302

Israel - 0.0%
Delek Group Ltd.	29	6

Italy - 1.4%
A2A S.p.A.	8,006	7
Assicurazioni Generali S.p.A.	10,032	150
Atlantia S.p.A.	3,059	49
Autogrill S.p.A.	824	8
Enel Green Power S.p.A.	16,590	35
ENI S.p.A.	21,204	438
Fiat Industrial S.p.A.*	7,107	61
Intesa Sanpaolo S.p.A.	89,880	149
Intesa Sanpaolo S.p.A. (RSP)	6,790	8
Pirelli & C. S.p.A.	1,700	14
Saipem S.p.A.	2,346	99
Snam Rete Gas S.p.A.	14,484	64
Telecom Italia S.p.A.	84,094	90
Tenaris S.A.	4,132	77
Terna Rete Elettrica Nazionale S.p.A.	11,270	38
UniCredit S.p.A.	12,043	99

		1,386

Japan - 10.5%
Aeon Co. Ltd.	5,300	73
Aeon Credit Service Co. Ltd.	590	9
Aeon Mall Co. Ltd.	600	13
Air Water, Inc.	1,000	13
Aisin Seiki Co. Ltd.	1,800	51
Ajinomoto Co., Inc.	6,000	72
Asahi Glass Co. Ltd.	9,000	76
Asahi Kasei Corp.	12,000	72
Asics Corp.	1,500	17
Astellas Pharma, Inc.	3,900	158
Bank of Kyoto (The) Ltd.	2,461	21
Benesse Holdings, Inc.	700	34
Brother Industries Ltd.	2,100	26
Canon, Inc.	10,100	447
Casio Computer Co. Ltd.	1,700	10
Central Japan Railway Co.	13	110
Chugai Pharmaceutical Co. Ltd.	1,910	31
Chugoku Electric Power (The) Co., Inc.	2,600	46
Coca-Cola West Co. Ltd.	474	8
Cosmo Oil Co. Ltd.	4,000	11
Dai Nippon Printing Co. Ltd.	5,000	48
Daicel Corp.	2,000	12
Daido Steel Co. Ltd.	2,000	13
Dai-ichi Life Insurance (The) Co. Ltd.	79	78
Daikin Industries Ltd.	2,100	57
Dainippon Sumitomo Pharma Co. Ltd.	1,235	14
Daiwa House Industry Co. Ltd.	4,000	48
Denki Kagaku Kogyo K.K.	4,000	15
Denso Corp.	4,300	119
East Japan Railway Co.	3,000	191
Eisai Co. Ltd.	2,205	91
FamilyMart Co. Ltd.	500	20
FANUC Corp.	1,700	260
Fast Retailing Co. Ltd.	500	91
Fuji Heavy Industries Ltd.	5,608	34
FUJIFILM Holdings Corp.	4,100	97
Fujitsu Ltd.	17,000	88
Hiroshima Bank (The) Ltd.	3,684	17
Hitachi Chemical Co. Ltd.	817	14
Hitachi Construction Machinery Co. Ltd.	1,000	17
Hitachi High-Technologies Corp.	443	10
Hitachi Metals Ltd.	1,000	11
Honda Motor Co. Ltd.	14,400	439
Ibiden Co. Ltd.	1,000	20
Idemitsu Kosan Co. Ltd.	200	21
Inpex Corp.	20	126
Isetan Mitsukoshi Holdings Ltd.	3,300	35
Japan Steel Works (The) Ltd.	3,000	21
JS Group Corp.	2,500	48
JSR Corp.	1,600	29
JTEKT Corp.	1,900	19
Kaneka Corp.	2,000	11
Kansai Paint Co. Ltd.	2,000	18
Kao Corp.	4,800	131
Kawasaki Kisen Kaisha Ltd.	7,000	13
KDDI Corp.	26	167
Keikyu Corp.	4,000	36

NORTHERN FUNDS QUARTERLY REPORT    27    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.1% continued
Japan - 10.5% continued
Keio Corp.	5,000	$35
Kikkoman Corp.	1,000	11
Kobe Steel Ltd.	24,551	38
Komatsu Ltd.	8,300	194
Konica Minolta Holdings, Inc.	4,000	30
Kubota Corp.	10,000	84
Kuraray Co. Ltd.	3,300	47
Kyocera Corp.	1,400	112
Lawson, Inc.	600	37
Makita Corp.	1,100	36
Marubeni Corp.	15,123	92
Marui Group Co. Ltd.	1,600	12
MEIJI Holdings Co. Ltd.	721	30
Mitsubishi Chemical Holdings Corp.	12,000	66
Mitsubishi Electric Corp.	17,000	163
Mitsubishi Gas Chemical Co., Inc.	3,000	17
Mitsubishi Motors Corp.*	35,910	42
Mitsubishi UFJ Financial Group, Inc.	112,900	479
Mitsubishi UFJ Lease & Finance Co. Ltd.	453	18
Mitsui Chemicals, Inc.	8,000	24
Mitsui Fudosan Co. Ltd.	7,000	102
Mitsui O.S.K. Lines Ltd.	11,000	43
Mizuho Financial Group, Inc.	201,873	272
MS&AD Insurance Group Holdings	5,252	97
Murata Manufacturing Co. Ltd.	1,815	93
NGK Insulators Ltd.	2,000	24
Nidec Corp.	1,000	87
Nikon Corp.	3,000	67
Nippon Meat Packers, Inc.	1,000	12
Nippon Steel Corp.	47,000	117
Nissan Motor Co. Ltd.	22,000	197
Nisshin Seifun Group, Inc.	1,500	18
Nisshin Steel Co. Ltd.	6,000	9
Nissin Foods Holdings Co. Ltd.	500	20
Nitto Denko Corp.	1,500	54
Nomura Holdings, Inc.	31,300	95
Nomura Research Institute Ltd.	766	17
NSK Ltd.	4,000	26
NTN Corp.	4,000	16
NTT Data Corp.	11	35
NTT DoCoMo, Inc.	137	252
NTT Urban Development Corp.	9	6
Odakyu Electric Railway Co. Ltd.	6,000	58
Omron Corp.	1,700	34
Osaka Gas Co. Ltd.	17,000	67
Otsuka Corp.	100	7
Panasonic Corp.	19,700	167
Ricoh Co. Ltd.	6,000	52
Rohm Co. Ltd.	900	42
Santen Pharmaceutical Co. Ltd.	600	25
Secom Co. Ltd.	1,900	88
Seiko Epson Corp.	1,016	13
Sekisui Chemical Co. Ltd.	4,000	33
Sekisui House Ltd.	5,000	44
Seven & I Holdings Co. Ltd.	6,700	187
Sharp Corp.	9,000	79
Shikoku Electric Power Co., Inc.	1,700	49
Shimizu Corp.	5,000	21
Shin-Etsu Chemical Co. Ltd.	3,700	182
Shinsei Bank Ltd.	11,000	11
Shizuoka Bank (The) Ltd.	5,000	53
Showa Shell Sekiyu K.K.	1,400	9
Softbank Corp.	7,800	229
Sony Corp.	9,000	162
Stanley Electric Co. Ltd.	1,133	17
Sumitomo Chemical Co. Ltd.	15,000	55
Sumitomo Electric Industries Ltd.	6,800	74
Sumitomo Metal Industries Ltd.	32,000	58
Sumitomo Metal Mining Co. Ltd.	5,000	64
Sumitomo Rubber Industries Ltd.	1,200	14
Suruga Bank Ltd.	2,170	19
Suzuken Co. Ltd.	553	15
Suzuki Motor Corp.	3,071	63
Sysmex Corp.	571	19
T&D Holdings, Inc.	5,200	48
Taiyo Nippon Sanso Corp.	2,000	14
Takashimaya Co. Ltd.	2,000	14
Takeda Pharmaceutical Co. Ltd.	7,000	307
TDK Corp.	1,100	49
Teijin Ltd.	9,000	28
Tobu Railway Co. Ltd.	10,000	51
Toho Gas Co. Ltd.	4,000	25
Tokyo Gas Co. Ltd.	22,000	101
Tokyu Corp.	11,000	54
TonenGeneral Sekiyu K.K.	3,000	33
Toppan Printing Co. Ltd.	5,000	37
Toray Industries, Inc.	13,000	93
Tosoh Corp.	4,000	11

EQUITY INDEX FUNDS    28    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.1% continued
Japan - 10.5% continued
TOTO Ltd.	3,000	$23
Toyo Seikan Kaisha Ltd.	1,100	15
Toyoda Gosei Co. Ltd.	500	8
Toyota Boshoku Corp.	500	5
Toyota Industries Corp.	1,700	46
Tsumura & Co.	700	21
Ube Industries Ltd.	8,000	22
Ushio, Inc.	800	12
Yakult Honsha Co. Ltd.	900	28
Yamada Denki Co. Ltd.	756	51
Yamaha Corp.	1,100	10
Yamaha Motor Co. Ltd.	2,700	34
Yamato Holdings Co. Ltd.	3,700	62
Yamato Kogyo Co. Ltd.	400	11
Yamazaki Baking Co. Ltd.	859	11
Yokogawa Electric Corp.*	1,600	14

		10,251

Netherlands - 1.4%
Akzo Nobel N.V.	2,143	103
ASML Holding N.V.	3,802	159
Delta Lloyd N.V.	820	14
Fugro N.V. - CVA	675	39
Koninklijke Ahold N.V.	10,117	136
Koninklijke DSM N.V.	1,349	63
Koninklijke Philips Electronics N.V.	8,691	182
LyondellBasell Industries N.V., Class A	2,645	86
Randstad Holding N.V.	1,167	34
Unilever N.V. - CVA	14,434	496
Wolters Kluwer N.V.	2,961	51

		1,363

New Zealand - 0.1%
Auckland International Airport Ltd.	6,444	13
Contact Energy Ltd.*	3,058	12
Fletcher Building Ltd.	5,584	27

		52

Norway - 0.7%
Aker Solutions ASA	1,190	12
DNB ASA	8,737	85
Norsk Hydro ASA	9,058	42
Orkla ASA	7,150	53
Seadrill Ltd.	2,994	100
Statoil ASA	9,583	246
Telenor ASA	6,423	105
Yara International ASA	1,717	69

		712

Portugal - 0.2%
Energias de Portugal S.A.	16,851	52
Galp Energia SGPS S.A., Class B	1,920	28
Jeronimo Martins SGPS S.A.*	1,773	29
Portugal Telecom SGPS S.A. (Registered)	6,139	36

		145

Singapore - 0.1%
CapitaMall Trust	20,000	26
Flextronics International Ltd.*	7,053	40
SembCorp Industries Ltd.	8,000	25

		91

Spain - 2.0%
Abertis Infraestructuras S.A.	3,671	58
Acciona S.A.	196	17
ACS Actividades de Construccion y Servicios S.A.	1,387	41
Banco Bilbao Vizcaya Argentaria S.A.	40,243	346
Banco de Sabadell S.A.	10,665	40
Banco Santander S.A.	74,408	562
Bankinter S.A.	2,080	13
Distribuidora Internacional de Alimentacion S.A.*	4,619	21
EDP Renovaveis S.A.*	1,604	10
Enagas S.A.	1,515	28
Ferrovial S.A.	3,419	41
Fomento de Construcciones y Contratas S.A.	445	12
Gas Natural SDG S.A.	3,259	56
Grifols S.A.*	1,110	19
Grifols S.A., Class B*	111	1
Iberdrola S.A.	33,450	209
Inditex S.A.	1,934	158
Indra Sistemas S.A.	889	11
International Consolidated Airlines Group S.A.*	7,746	17
Red Electrica Corp. S.A.	1,018	43
Repsol YPF S.A.	7,094	217
Zardoya Otis S.A.	1,062	14

		1,934

Sweden - 1.7%
Alfa Laval AB	3,138	59
Assa Abloy AB, Class B	2,932	73

NORTHERN FUNDS QUARTERLY REPORT    29    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.1% continued
Sweden - 1.7% continued
Boliden AB	2,230	$32
Electrolux AB, Class B	2,292	36
Hennes & Mauritz AB, Class B	8,767	281
Hexagon AB, Class B	2,413	36
Holmen AB, Class B	383	11
Kinnevik Investment AB, Class B	1,972	38
Modern Times Group AB, Class B	365	17
Nordea Bank AB	23,435	181
Sandvik AB	9,250	113
Scania AB, Class B	3,022	45
Skandinaviska Enskilda Banken AB, Class A	13,078	76
Skanska AB, Class B	3,808	63
SKF AB, Class B	3,420	72
SSAB AB, Class A	1,306	12
Svenska Cellulosa AB, Class B	5,325	79
Svenska Handelsbanken AB, Class A	4,439	117
Swedbank AB, Class A	7,102	92
TeliaSonera AB	19,199	130
Volvo AB, Class B	12,459	136

		1,699

Switzerland - 3.5%
Adecco S.A. (Registered)*	1,279	53
Aryzta A.G.	824	40
Cie Financiere Richemont S.A., Class A (Bearer)	4,645	234
Geberit A.G. (Registered)*	370	71
Givaudan S.A. (Registered)*	78	74
Lindt & Spruengli A.G. (Registered)	1	33
Lindt & Spruengli A.G. (Participation Certificate)	8	24
Noble Corp.*	2,400	72
Novartis A.G. (Registered)	20,673	1,181
Roche Holding A.G. (Genusschein)	6,220	1,052
Sika A.G. (Bearer)	20	38
STMicroelectronics N.V.	6,046	36
Swiss Re A.G.*	3,051	155
Swisscom A.G. (Registered)	217	82
Syngenta A.G. (Registered)*	826	243
Wolseley PLC	2,515	83

		3,471

United Kingdom - 9.8%
Aggreko PLC	2,373	74
AMEC PLC	3,087	43
Antofagasta PLC	3,506	66
Associated British Foods PLC	3,214	55
Balfour Beatty PLC	5,287	22
Barclays PLC	101,658	275
BG Group PLC	30,023	640
British Land Co. PLC	7,900	56
British Sky Broadcasting Group PLC	10,403	118
Bunzl PLC	2,759	38
Burberry Group PLC	3,778	69
Cairn Energy PLC*	12,267	50
Capita PLC	5,707	56
Capital Shopping Centres Group PLC	5,333	26
Compass Group PLC	16,858	160
Fresnillo PLC	1,583	37
GlaxoSmithKline PLC	44,968	1,025
HSBC Holdings PLC	158,105	1,200
International Power PLC	13,425	70
Intertek Group PLC	1,463	46
Invensys PLC	6,914	23
J. Sainsbury PLC	11,470	54
Johnson Matthey PLC	1,999	57
Kingfisher PLC	21,148	82
Land Securities Group PLC	7,171	70
Lonmin PLC	1,377	21
Marks & Spencer Group PLC	14,053	68
National Grid PLC	31,273	303
Old Mutual PLC	48,347	101
Pearson PLC	7,461	140
Petrofac Ltd.	2,369	53
Prudential PLC	22,303	220
Randgold Resources Ltd.	848	87
Reckitt Benckiser Group PLC	5,455	269
Rexam PLC	8,344	46
Royal Bank of Scotland Group PLC*	157,849	50
RSA Insurance Group PLC	32,227	52
Segro PLC	6,347	20
Severn Trent PLC	2,143	50
Smiths Group PLC	3,574	51
SSE PLC	8,173	164
Standard Chartered PLC	21,017	458
Standard Life PLC	21,410	68
Subsea 7 S.A.*	2,619	48
Tate & Lyle PLC	4,380	48
TESCO PLC	70,775	443

EQUITY INDEX FUNDS    30    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.1% continued
United Kingdom - 9.8% continued
Tullow Oil PLC	7,942	$173
Unilever PLC	11,323	380
United Utilities Group PLC	6,249	59
Vodafone Group PLC	450,727	1,251
Whitbread PLC	1,638	40
WM Morrison Supermarkets PLC	19,742	100
WPP PLC	11,658	122
Xstrata PLC	17,952	270

		9,567

United States - 48.7%
3M Co.	5,916	484
Abbott Laboratories	13,800	776
Accenture PLC, Class A	5,700	303
ACE Ltd.	2,984	209
Adobe Systems, Inc.*	4,489	127
Advance Auto Parts, Inc.	700	49
Advanced Micro Devices, Inc.*	4,700	25
Aetna, Inc.	3,363	142
Aflac, Inc.	4,045	175
Agilent Technologies, Inc.*	3,160	110
Air Products & Chemicals, Inc.	1,922	164
Airgas, Inc.	590	46
Alcoa, Inc.	9,300	80
Allegheny Technologies, Inc.	900	43
Alliant Energy Corp.	900	40
American Express Co.	9,516	449
American Tower Corp., Class A*	3,500	210
American Water Works Co., Inc.	1,500	48
Ameriprise Financial, Inc.	2,000	99
AMETEK, Inc.	1,500	63
Analog Devices, Inc.	2,605	93
Annaly Capital Management, Inc.	8,700	139
Apache Corp.	3,399	308
Applied Materials, Inc.	11,591	124
Arch Capital Group Ltd.*	1,100	41
Assurant, Inc.	800	33
Autodesk, Inc.*	2,000	61
Autoliv, Inc.	813	44
AutoZone, Inc.*	213	69
Avery Dennison Corp.	800	23
Avon Products, Inc.	3,800	66
Axis Capital Holdings Ltd.	1,200	38
Ball Corp.	1,340	48
Bank of New York Mellon (The) Corp.	10,738	214
Baxter International, Inc.	5,031	249
BB&T Corp.	6,140	155
Becton, Dickinson and Co.	1,913	143
Bed Bath & Beyond, Inc.*	2,250	130
Berkshire Hathaway, Inc., Class B*	7,997	610
Best Buy Co., Inc.	2,925	68
Biogen Idec, Inc.*	2,030	223
BlackRock, Inc.	850	152
BorgWarner, Inc.*	960	61
Boston Properties, Inc.	1,270	127
Bristol-Myers Squibb Co.	15,083	532
C.H. Robinson Worldwide, Inc.	1,470	103
CA, Inc.	3,700	75
Cablevision Systems Corp. (New York Group), Class A	1,691	24
Cabot Oil & Gas Corp.	900	68
Calpine Corp.*	2,969	48
Cameron International Corp.*	2,100	103
Campbell Soup Co.	1,800	60
Capital One Financial Corp.	4,000	169
CarMax, Inc.*	2,100	64
Caterpillar, Inc.	5,714	518
CBRE Group, Inc.*	2,723	41
Celanese Corp., Class A	1,300	58
CenterPoint Energy, Inc.	3,580	72
CenturyLink, Inc.	5,396	201
Charles Schwab (The) Corp.	9,613	108
Chesapeake Energy Corp.	5,841	130
Chipotle Mexican Grill, Inc.*	248	84
Chubb (The) Corp.	2,532	175
Cigna Corp.	2,569	108
Cimarex Energy Co.	800	50
Cincinnati Financial Corp.	1,500	46
Cisco Systems, Inc.	48,756	882
Cliffs Natural Resources, Inc.	1,300	81
Clorox (The) Co.	1,200	80
CME Group, Inc.	573	140
Coca-Cola Enterprises, Inc.	2,800	72
Cognizant Technology Solutions Corp., Class A*	2,730	176
Colgate-Palmolive Co.	4,264	394
Comerica, Inc.	1,800	46
ConAgra Foods, Inc.	3,800	100
Concho Resources, Inc.*	873	82
Consolidated Edison, Inc.	2,623	163

NORTHERN FUNDS QUARTERLY REPORT    31    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.1% continued
United States - 48.7% continued
Continental Resources, Inc.*	357	$24
Cooper Industries PLC	1,506	82
Coventry Health Care, Inc.*	1,395	42
Crown Castle International Corp.*	2,557	115
CSX Corp.	9,780	206
Cummins, Inc.	1,659	146
Danaher Corp.	5,064	238
Darden Restaurants, Inc.	1,230	56
Deere & Co.	3,654	283
Dell, Inc.*	14,439	211
Denbury Resources, Inc.*	3,500	53
Devon Energy Corp.	3,505	217
DeVry, Inc.	500	19
Diamond Offshore Drilling, Inc.	600	33
Discover Financial Services	4,990	120
Discovery Communications, Inc., Class A*	1,300	53
Discovery Communications, Inc., Class C*	1,100	41
Dover Corp.	1,659	96
Dr Pepper Snapple Group, Inc.	1,889	75
DTE Energy Co.	1,500	82
Duke Realty Corp.	2,200	27
Dun & Bradstreet (The) Corp.	423	32
Eastman Chemical Co.	1,200	47
Eaton Corp.	2,900	126
Eaton Vance Corp.	1,200	28
Ecolab, Inc.	2,672	154
El Paso Corp.	6,800	181
EMC Corp.*	18,300	394
Emerson Electric Co.	6,655	310
EOG Resources, Inc.	2,389	235
EQT Corp.	1,305	72
Equifax, Inc.	1,200	47
Estee Lauder (The) Cos., Inc., Class A	1,000	112
Everest Re Group Ltd.	500	42
Expeditors International of Washington, Inc.	1,890	77
Fastenal Co.	2,528	110
Federal Realty Investment Trust	600	54
Fifth Third Bancorp	8,102	103
Fluor Corp.	1,600	80
FMC Technologies, Inc.*	2,100	110
Ford Motor Co.*	31,200	336
Franklin Resources, Inc.	1,408	135
Frontier Communications Corp.	9,100	47
GameStop Corp., Class A*	1,300	31
Gap (The), Inc.	3,575	66
General Growth Properties, Inc.	3,961	60
General Mills, Inc.	5,660	229
Genuine Parts Co.	1,420	87
Genworth Financial, Inc., Class A*	4,072	27
Gilead Sciences, Inc.*	6,862	281
Google, Inc., Class A*	2,252	1,455
Green Mountain Coffee Roasters, Inc.*	1,121	50
H.J. Heinz Co.	2,900	157
Hansen Natural Corp.*	700	65
Harley-Davidson, Inc.	2,055	80
Hasbro, Inc.	1,000	32
HCP, Inc.	3,700	153
Health Care REIT, Inc.	1,700	93
Henry Schein, Inc.*	833	54
Hess Corp.	2,646	150
Hewlett-Packard Co.	18,283	471
Hormel Foods Corp.	1,400	41
Host Hotels & Resorts, Inc.	6,329	93
Hudson City Bancorp, Inc.	4,065	25
Humana, Inc.	1,447	127
IHS, Inc., Class A*	425	37
Illinois Tool Works, Inc.	3,821	178
Ingersoll-Rand PLC	2,980	91
Integrys Energy Group, Inc.	700	38
Intel Corp.	46,595	1,130
IntercontinentalExchange, Inc.*	680	82
International Business Machines Corp.	10,561	1,942
International Flavors & Fragrances, Inc.	700	37
International Paper Co.	3,822	113
Intuit, Inc.	2,600	137
Invesco Ltd.	4,100	82
Iron Mountain, Inc.	1,700	52
J.B. Hunt Transport Services, Inc.	800	36
J.C. Penney Co., Inc.	1,412	50
J.M. Smucker (The) Co.	1,000	78
Jacobs Engineering Group, Inc.*	1,205	49
Johnson & Johnson	24,301	1,594
Johnson Controls, Inc.	6,021	188
Joy Global, Inc.	934	70
Kellogg Co.	2,300	116
KeyCorp	8,519	66
Kimberly-Clark Corp.	3,435	253
Kinder Morgan Management LLC*	756	59

EQUITY INDEX FUNDS    32    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.1% continued
United States - 48.7% continued
Kinder Morgan Management LLC - (Fractional Shares)*	214,995	$—
Kohl’s Corp.	2,400	118
Kraft Foods, Inc., Class A	14,863	555
Kroger (The) Co.	5,100	124
Legg Mason, Inc.	1,200	29
Level 3 Communications, Inc.*	1,400	24
Liberty Global, Inc., Class A*	1,300	53
Liberty Global, Inc., Class C*	1,100	43
Liberty Interactive Corp., Class A*	5,100	83
Liberty Property Trust	1,100	34
Life Technologies Corp.*	1,700	66
Lincoln National Corp.	2,630	51
Lowe’s Cos., Inc.	11,100	282
M&T Bank Corp.	1,041	79
Macerich (The) Co.	1,200	61
Macy’s, Inc.	3,900	126
Manpower, Inc.	700	25
Marathon Oil Corp.	6,300	184
Marriott International, Inc. - (Fractional Shares)*	40,652	—
Marriott International, Inc., Class A	2,616	76
Martin Marietta Materials, Inc.	375	28
Masco Corp.	3,040	32
Mattel, Inc.	3,048	85
McCormick & Co., Inc. (Non Voting)	1,100	55
McDonald’s Corp.	9,202	923
MDU Resources Group, Inc.	1,600	34
Mead Johnson Nutrition Co.	1,834	126
MeadWestvaco Corp.	1,638	49
Medco Health Solutions, Inc.*	3,400	190
Medtronic, Inc.	9,500	363
Merck & Co., Inc.	27,300	1,029
MetroPCS Communications, Inc.*	2,137	19
Mohawk Industries, Inc.*	465	28
Motorola Mobility Holdings, Inc.*	2,535	98
Motorola Solutions, Inc.	2,808	130
NASDAQ OMX Group (The), Inc.*	1,000	25
National Oilwell Varco, Inc.	3,812	259
New York Community Bancorp, Inc.	4,000	49
Newell Rubbermaid, Inc.	2,815	45
Newfield Exploration Co.*	1,200	45
NextEra Energy, Inc.	3,582	218
NII Holdings, Inc.*	1,536	33
NIKE, Inc., Class B	3,130	302
NiSource, Inc.	2,500	60
Noble Energy, Inc.	1,600	151
Nordstrom, Inc.	1,557	77
Norfolk Southern Corp.	3,107	226
Northeast Utilities	1,600	58
Northern Trust Corp.(1) (2)	1,740	69
NSTAR	900	42
Nucor Corp.	2,874	114
NVIDIA Corp.*	5,254	73
NYSE Euronext	2,342	61
ONEOK, Inc.	900	78
Oracle Corp.	35,800	918
O’Reilly Automotive, Inc.*	1,200	96
Owens-Illinois, Inc.*	1,279	25
PACCAR, Inc.	2,775	104
Pall Corp.	1,100	63
Parker Hannifin Corp.	1,390	106
PartnerRe Ltd.	600	39
Patterson Cos., Inc.	781	23
Pentair, Inc.	1,000	33
People’s United Financial, Inc.	3,347	43
Pepco Holdings, Inc.	1,900	39
PepsiCo, Inc.	14,028	931
PetSmart, Inc.	1,000	51
PG&E Corp.	3,535	146
Pinnacle West Capital Corp.	1,000	48
Pioneer Natural Resources Co.	900	81
Pitney Bowes, Inc.	1,950	36
Plains Exploration & Production Co.*	1,300	48
PNC Financial Services Group, Inc.	4,729	273
Praxair, Inc.	2,644	283
Precision Castparts Corp.	1,300	214
Principal Financial Group, Inc.	2,902	71
Procter & Gamble (The) Co.	24,368	1,626
Progressive (The) Corp.	5,371	105
ProLogis, Inc.	4,095	117
Prudential Financial, Inc.	4,372	219
QEP Resources, Inc.	1,649	48
Quanta Services, Inc.*	1,800	39
R.R. Donnelley & Sons Co.	1,617	23
Ralcorp Holdings, Inc.*	500	43
Range Resources Corp.	1,400	87
Regency Centers Corp.	900	34
Regions Financial Corp.	11,983	52

NORTHERN FUNDS QUARTERLY REPORT    33    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.1% continued
United States - 48.7% continued
RenaissanceRe Holdings Ltd.	518	$39
Robert Half International, Inc.	1,200	34
Rock-Tenn Co., Class A	654	38
Rockwell Automation, Inc.	1,267	93
Rockwell Collins, Inc.	1,432	79
Roper Industries, Inc.	889	77
Ross Stores, Inc.	2,102	100
Safeway, Inc.	3,000	63
Salesforce.com, Inc.*	1,100	112
Sara Lee Corp.	5,100	97
SBA Communications Corp., Class A*	1,000	43
Sealed Air Corp.	1,200	21
SEI Investments Co.	1,200	21
Sempra Energy	2,027	111
Sigma-Aldrich Corp.	1,100	69
Simon Property Group, Inc.	2,541	328
Sims Metal Management Ltd.	1,192	15
Southwest Airlines Co.	1,400	12
Southwestern Energy Co.*	3,200	102
Spectra Energy Corp.	5,800	178
Sprint Nextel Corp.*	27,352	64
Staples, Inc.	6,355	88
Starbucks Corp.	6,612	304
Starwood Hotels & Resorts Worldwide, Inc.	1,780	85
State Street Corp.	4,526	182
Sunoco, Inc.	1,100	45
Symantec Corp.*	6,600	103
Sysco Corp.	5,217	153
T.Rowe Price Group, Inc.	2,329	133
Target Corp.	5,671	290
Texas Instruments, Inc.	10,172	296
Thomson Reuters Corp.	3,197	85
Tiffany & Co.	1,067	71
Time Warner Cable, Inc.	2,800	178
TJX Cos., Inc.	3,368	217
Travelers (The) Cos., Inc.	3,697	219
Tyco International Ltd.	4,100	192
U.S. Bancorp	17,005	460
Ultra Petroleum Corp.*	1,400	41
United Parcel Service, Inc., Class B	6,441	471
United States Steel Corp.	1,420	38
Ventas, Inc.	2,400	132
VF Corp.	711	90
Virgin Media, Inc.	2,700	58
Vornado Realty Trust	1,336	103
Vulcan Materials Co.	1,190	47
W.R. Berkley Corp.	1,000	34
W.W. Grainger, Inc.	461	86
Washington Post (The) Co., Class B	50	19
Waste Management, Inc.	4,100	134
Waters Corp.*	800	59
Weatherford International Ltd.*	7,000	102
WellPoint, Inc.	3,205	212
Whirlpool Corp.	660	31
Whiting Petroleum Corp.*	1,042	49
Whole Foods Market, Inc.	1,300	90
Windstream Corp.	4,590	54
Wisconsin Energy Corp.	2,100	73
Xcel Energy, Inc.	4,400	122
Xerox Corp.	12,131	97
XL Group PLC	2,800	55
Yahoo!, Inc.*	10,800	174

		47,689

Total Common Stocks (3) (Cost $89,205) (3)		95,059

PREFERRED STOCKS - 0.3%
Germany - 0.3%
Bayerische Motoren Werke A.G.	408	19
Henkel A.G. & Co. KGaA	1,552	90
ProSiebenSat.1 Media A.G.	612	11
Volkswagen A.G.	1,274	190

		310

Total Preferred Stocks (3) (Cost $224) (3)		310

INVESTMENT COMPANIES - 1.5%
Northern Institutional Funds - Diversified Assets Portfolio (4) (5)	1,441,599	1,442

Total Investment Companies (Cost $1,442)		1,442

Total Investments - 98.9% (Cost $90,871)		96,811

Other Assets less Liabilities - 1.1%		1,029

NET ASSETS - 100.0%		$97,840

EQUITY INDEX FUNDS    34    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

(1)	At March 31, 2011, the value of the Fund’s investment in Northern Trust Corp. was approximately $88,000. There were no purchases or sales during the nine months ended December 31, 2011. The net change in unrealized depreciation during the nine months ended December 31, 2011, was approximately $19,000.
(2)	Investment in affiliate.
(3)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(4)	At March 31, 2011, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $792,000 with net purchases of approximately $650,000 during the nine months ended December 31, 2011.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

Federal Tax Information:

At December 31, 2011, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$91,574

Gross tax appreciation of investments	$12,188
Gross tax depreciation of investments	(6,951)

Net tax appreciation of investments	$5,237

At December 31, 2011, the Global Sustainability Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
Euro Stoxx 50 (Euro)	12	$358	Long	3/12	$8
FTSE 100 Index (British Pound)	3	258	Long	3/12	5
Nikkei 225 (Japenese Yen)	4	218	Long	3/12	(4)
TOPIX Index (Japanese Yen)	2	189	Long	3/12	1
S&P 500 (United States Dollar)	20	1,253	Long	3/12	7
S&P/TSX 60 (Canadian Dollar)	1	133	Long	3/12	—
SPI 200 (Australian Dollar)	1	103	Long	3/12	(2)

Total					$15

At December 31, 2011, the Global Sustainability Index Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	50.1%
Euro	11.4
Japanese Yen	10.8
British Pound	10.2
Canadian Dollar	6.0
All other currencies less than 5%	11.5

Total	100.0%

At December 31, 2011, the industry sectors for the Global Sustainability Index Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	10.6%
Consumer Staples	10.7
Energy	8.1
Financials	19.6
Health Care	11.4
Industrials	11.9
Information Technology	12.4
Materials	7.7
Telecommunication Services	3.9
Utilities	3.7

Total	100.0%

At December 31, 2011, the Global Sustainability Index Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000S)
British Pound	193	United States Dollar	300	3/21/12	$—
Canadian Dollar	194	United States Dollar	189	3/21/12	(1)
Euro	173	United States Dollar	225	3/21/12	1
Japanese Yen	19,426	United States Dollar	250	3/21/12	(3)
United States Dollar	26	Australian Dollar	26	3/21/12	—
United States Dollar	220	British Pound	142	3/21/12	—
United States Dollar	160	British Pound	103	3/21/12	—
United States Dollar	305	Euro	234	3/21/12	(1)
United States Dollar	104	Euro	80	3/21/12	(1)
United States Dollar	265	Japanese Yen	20,363	3/21/12	—

NORTHERN FUNDS QUARTERLY REPORT    35    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued	DECEMBER 31, 2011 (UNAUDITED)

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000S)
United States Dollar	133	Japanese Yen	10,340	3/21/12	$2

Total					$(3)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indicies). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2011 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Global Sustainability Index Fund’s investments and other financial instruments, which are carried at fair value, as of December 31, 2011:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Consumer Discretionary	$5,772	$4,107	$—	$9,879
Consumer Staples	5,995	4,186	—	10,181
Energy	4,818	2,854	—	7,672
Financials	9,187	9,455	—	18,642
Health Care	6,441	4,453	—	10,894
Industrials	6,160	5,163	—	11,323
Information Technology	9,771	2,104	—	11,875
Materials	2,763	4,637	—	7,400
Telecommunication Services	1,045	2,633	—	3,678
Utilities	1,609	1,906	—	3,515
Preferred Stocks
Consumer Discretionary	—	220	—	220
Consumer Staples	—	90	—	90
Investment Companies	1,442	—	—	1,442

Total Investments	$55,003	$41,808	$—	$96,811

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$21	$—	$—	$21
Forward Foreign Currency Exchange Contracts	—	3	—	3
Liabilities
Futures Contracts	(6)	—	—	(6)
Forward Foreign Currency Exchange Contracts	—	(6)	—	(6)

Total Other Financial Instruments	$15	$(3)	$—	$12

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At December 31, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

EQUITY INDEX FUNDS    36    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND	DECEMBER 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%
Australia - 8.5%
AGL Energy Ltd.	70,292	$1,029
Alumina Ltd.	366,971	417
Amcor Ltd.	186,829	1,376
AMP Ltd.	428,609	1,780
Asciano Ltd.	146,134	673
ASX Ltd.	26,524	828
Australia & New Zealand Banking Group Ltd.	398,245	8,342
Bendigo and Adelaide Bank Ltd.	57,387	470
BGP Holdings PLC - (Fractional Shares)*	980,773	—
BHP Billiton Ltd.	486,455	17,163
Boral Ltd.	111,589	410
Brambles Ltd.	225,066	1,645
Caltex Australia Ltd.	20,771	249
Campbell Brothers Ltd.	10,073	504
CFS Retail Property Trust	284,294	489
Coca-Cola Amatil Ltd.	85,904	1,011
Cochlear Ltd.	8,598	546
Commonwealth Bank of Australia	236,174	11,863
Computershare Ltd.	66,794	546
Crown Ltd.	70,388	581
CSL Ltd.	79,454	2,599
Dexus Property Group	716,733	608
Echo Entertainment Group Ltd.*	101,458	372
Fairfax Media Ltd.	338,049	248
Fortescue Metals Group Ltd.	189,965	832
Goodman Group	1,089,508	634
GPT Group	260,446	817
Harvey Norman Holdings Ltd.	79,146	148
Iluka Resources Ltd.	63,962	1,010
Incitec Pivot Ltd.	246,935	783
Insurance Australia Group Ltd.	315,513	960
James Hardie Industries S.E.	65,912	460
Leighton Holdings Ltd.	22,748	442
Lend Lease Group	81,069	592
Lynas Corp. Ltd.*	270,874	290
Macquarie Group Ltd.	52,842	1,284
Metcash Ltd.	115,232	476
Mirvac Group	506,063	610
National Australia Bank Ltd.	333,377	7,944
Newcrest Mining Ltd.	115,461	3,496
OneSteel Ltd.	217,830	156
Orica Ltd.	55,350	1,372
Origin Energy Ltd.	160,973	2,187
OZ Minerals Ltd.	48,469	495
Qantas Airways Ltd.*	173,874	259
QBE Insurance Group Ltd.	165,097	2,185
QR National Ltd.	259,706	907
Ramsay Health Care Ltd.	19,438	383
Rio Tinto Ltd.	65,862	4,075
Santos Ltd.	142,491	1,779
Sims Metal Management Ltd.	24,896	323
Sonic Healthcare Ltd.	55,789	642
SP AusNet	214,382	206
Stockland	360,340	1,174
Suncorp Group Ltd.	196,607	1,681
Sydney Airport	59,558	162
TABCORP Holdings Ltd.	106,615	297
Tatts Group Ltd.	202,636	505
Telstra Corp. Ltd.	658,387	2,240
Toll Holdings Ltd.	100,801	434
Transurban Group	197,293	1,133
Wesfarmers Ltd.	152,330	4,588
Westfield Group	333,879	2,667
Westfield Retail Trust	438,445	1,115
Westpac Banking Corp.	459,017	9,365
Woodside Petroleum Ltd.	96,054	3,001
Woolworths Ltd.	184,357	4,727
WorleyParsons Ltd.	29,419	770

		123,355

Austria - 0.2%
Erste Group Bank A.G.	29,197	511
Immofinanz A.G.*	144,251	435
OMV A.G.	24,575	746
Raiffeisen Bank International A.G.	7,725	200
Telekom Austria A.G.	51,302	615
Verbund A.G.	10,827	290
Vienna Insurance Group A.G. Wiener Versicherung Gruppe	5,459	216
Voestalpine A.G.	16,251	457

		3,470

Belgium - 0.9%
Ageas	327,691	508
Anheuser-Busch InBev N.V.	121,401	7,414
Bekaert N.V.	6,062	193
Belgacom S.A.	22,808	714
Colruyt S.A.	11,097	419
Delhaize Group S.A.	15,176	851
Groupe Bruxelles Lambert S.A.	12,126	806

NORTHERN FUNDS QUARTERLY REPORT    37     EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
Belgium - 0.9% continued
KBC Groep N.V.	25,792	$324
Mobistar S.A.	4,879	255
Solvay S.A., Class A	8,808	723
UCB S.A.	15,711	659
Umicore S.A.	17,082	703

		13,569

Denmark - 1.0%
A.P. Moller - Maersk A/S, Class A	82	510
A.P. Moller - Maersk A/S, Class B	201	1,323
Carlsberg A/S, Class B	16,266	1,149
Coloplast A/S, Class B	3,521	505
Danske Bank A/S*	99,187	1,263
DSV A/S	30,482	545
Novo Nordisk A/S, Class B	64,397	7,408
Novozymes A/S, Class B	35,001	1,078
TDC A/S	58,000	464
Tryg A/S	3,766	209
Vestas Wind Systems A/S*	31,986	344
William Demant Holding A/S*	3,508	291

		15,089

Finland - 0.8%
Elisa OYJ	21,668	451
Fortum OYJ	67,894	1,444
Kesko OYJ, Class B	9,713	326
Kone OYJ, Class B	23,716	1,227
Metso OYJ	19,296	711
Neste Oil OYJ	19,582	197
Nokia OYJ	564,995	2,730
Nokian Renkaat OYJ	16,598	533
Orion OYJ, Class B	15,303	298
Pohjola Bank PLC, Class A	20,671	200
Sampo OYJ, Class A	64,263	1,592
Sanoma OYJ	11,803	135
Stora Enso OYJ, Class R	85,727	511
UPM-Kymmene OYJ	79,470	871
Wartsila OYJ	25,350	729

		11,955

France - 8.8%
Accor S.A.	22,036	555
Aeroports de Paris	5,355	366
Air Liquide S.A.	42,871	5,298
Alcatel-Lucent*	351,028	547
Alstom S.A.	31,261	943
ArcelorMittal	129,361	2,360
Arkema S.A.	8,381	592
AtoS	7,385	323
AXA S.A.	262,976	3,389
BNP Paribas S.A.	146,240	5,725
Bouygues S.A.	28,603	898
Bureau Veritas S.A.	8,159	593
Cap Gemini S.A.	22,214	691
Carrefour S.A.	88,177	2,004
Casino Guichard Perrachon S.A.	8,263	694
Christian Dior S.A.	8,274	978
Cie de St-Gobain	61,302	2,349
Cie Generale de Geophysique-Veritas*	21,512	501
Cie Generale des Establissements Michelin, Class B	27,430	1,613
Cie Generale d’Optique Essilor International S.A.	30,667	2,162
CNP Assurances	23,802	295
Credit Agricole S.A.	151,850	854
Danone	88,361	5,550
Dassault Systemes S.A.	9,034	723
Edenred	23,529	577
EDF S.A.	36,952	896
Eiffage S.A.	6,858	165
Eurazeo	5,185	184
Eutelsat Communications S.A.	14,779	576
Fonciere Des Regions	4,216	270
France Telecom S.A.	280,166	4,385
GDF Suez	187,358	5,096
Gecina S.A.	3,504	294
Groupe Eurotunnel S.A. (Registered)	84,115	570
ICADE	3,558	280
Iliad S.A.	2,969	366
Imerys S.A.	5,249	241
JC Decaux S.A.*	10,062	231
Klepierre	15,290	434
Lafarge S.A.	30,473	1,065
Lagardere S.C.A.	17,564	462
Legrand S.A.	33,881	1,085
L’Oreal S.A.	36,381	3,797
LVMH Moet Hennessy Louis Vuitton S.A.	38,414	5,412
Natixis	139,275	349
Neopost S.A.	4,630	311
Pernod-Ricard S.A.	29,993	2,776
Peugeot S.A.	23,049	360

EQUITY INDEX FUNDS    38    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
France - 8.8% continued
PPR	11,575	$1,655
Publicis Groupe S.A.	21,756	999
Renault S.A.	29,199	1,007
Safran S.A.	24,898	744
Sanofi	173,527	12,697
Schneider Electric S.A.	73,916	3,863
SCOR S.E.	26,007	606
SES S.A.	45,253	1,086
Societe BIC S.A.	4,499	398
Societe Generale S.A.	100,719	2,235
Societe Television Francaise 1	17,586	171
Sodexo	14,218	1,020
Suez Environnement Co.	41,896	481
Technip S.A.	15,133	1,414
Thales S.A.	15,899	500
Total S.A.	321,450	16,408
Unibail-Rodamco S.E.	13,981	2,502
Vallourec S.A.	17,196	1,112
Veolia Environnement S.A.	54,554	601
Vinci S.A.	68,048	2,969
Vivendi S.A.	188,533	4,116
Wendel S.A.	4,760	316

		127,085

Germany - 7.2%
Adidas A.G.	31,873	2,073
Allianz S.E. (Registered)	68,758	6,571
Axel Springer A.G.	5,833	251
BASF S.E.	139,013	9,695
Bayer A.G. (Registered)	125,202	8,005
Bayerische Motoren Werke A.G.	50,223	3,358
Beiersdorf A.G.	15,261	866
Brenntag A.G.	5,169	480
Celesio A.G.	12,650	200
Commerzbank A.G.*	542,616	914
Continental A.G.*	12,147	756
Daimler A.G. (Registered)	137,369	6,030
Deutsche Bank A.G. (Registered)	140,646	5,316
Deutsche Boerse A.G.*	29,695	1,557
Deutsche Lufthansa A.G. (Registered)	33,776	402
Deutsche Post A.G. (Registered)	128,741	1,979
Deutsche Telekom A.G. (Registered)	424,980	4,876
E.ON A.G.	272,637	5,861
Fraport A.G. Frankfurt Airport Services Worldwide	5,339	263
Fresenius Medical Care A.G. & Co. KGaA	31,513	2,141
Fresenius S.E. & Co. KGaA	17,323	1,603
GEA Group A.G.	26,007	735
Hannover Rueckversicherung A.G. (Registered)	9,019	447
HeidelbergCement A.G.	21,307	904
Henkel A.G. & Co. KGaA	19,711	954
Hochtief A.G.	6,653	385
Infineon Technologies A.G.	165,618	1,247
K+S A.G. (Registered)	26,192	1,181
Kabel Deutschland Holding A.G.*	13,465	681
Lanxess A.G.	12,423	643
Linde A.G.	25,782	3,836
MAN S.E.	9,506	845
Merck KGaA	9,850	982
Metro A.G.	19,593	715
Muenchener Rueckversicherungs A.G. (Registered)	27,077	3,321
RWE A.G.	73,994	2,592
Salzgitter A.G.	5,705	285
SAP A.G.	139,302	7,366
Siemens A.G. (Registered)	124,510	11,908
Suedzucker A.G.	9,869	314
ThyssenKrupp A.G.	58,725	1,344
United Internet A.G. (Registered)	15,995	286
Volkswagen A.G.	4,513	605
Wacker Chemie A.G.	2,568	207

		104,980

Greece - 0.1%
Coca Cola Hellenic Bottling Co. S.A.*	27,718	475
Hellenic Telecommunications Organization S.A.	34,437	128
Hellenic Telecommunications Organization S.A. ADR	5,424	10
National Bank of Greece S.A.*	121,165	252
National Bank of Greece S.A. ADR*	7,123	14
OPAP S.A.	33,825	299

		1,178

Hong Kong - 2.8%
AIA Group Ltd.	1,274,963	3,973
ASM Pacific Technology Ltd.	30,400	341
Bank of East Asia Ltd.	232,260	881
BOC Hong Kong Holdings Ltd.	562,000	1,325
Cathay Pacific Airways Ltd.	189,000	325

NORTHERN FUNDS QUARTERLY REPORT    39    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
Hong Kong - 2.8% continued
Cheung Kong Holdings Ltd.	211,000	$2,500
Cheung Kong Infrastructure Holdings Ltd.	73,000	427
CLP Holdings Ltd.	293,001	2,491
First Pacific Co. Ltd.	313,126	325
Foxconn International Holdings Ltd.*	315,000	202
Galaxy Entertainment Group Ltd.*	191,612	348
Hang Lung Group Ltd.	131,000	717
Hang Lung Properties Ltd.	372,000	1,058
Hang Seng Bank Ltd.	115,900	1,373
Henderson Land Development Co. Ltd.	140,917	698
Hong Kong & China Gas Co. Ltd.	720,206	1,668
Hong Kong Exchanges and Clearing Ltd.	156,000	2,498
Hopewell Holdings Ltd.	81,000	207
Hutchison Whampoa Ltd.	325,000	2,709
Hysan Development Co. Ltd.	93,212	305
Kerry Properties Ltd.	112,199	371
Li & Fung Ltd.	863,600	1,590
Lifestyle International Holdings Ltd.	95,000	209
Link REIT (The)	329,053	1,212
MTR Corp.	215,852	697
New World Development Co. Ltd.	528,251	424
Noble Group Ltd.	581,618	505
NWS Holdings Ltd.	207,033	305
Orient Overseas International Ltd.	34,200	199
PCCW Ltd.	654,000	225
Power Assets Holdings Ltd.	211,000	1,560
Sands China Ltd.*	366,928	1,040
Shangri-La Asia Ltd.	209,000	360
Sino Land Co. Ltd.	432,559	615
SJM Holdings Ltd.	246,683	400
Sun Hung Kai Properties Ltd.	215,000	2,683
Swire Pacific Ltd., Class A	109,500	1,318
Wharf Holdings Ltd.	228,300	1,030
Wheelock & Co. Ltd.	134,000	332
Wing Hang Bank Ltd.	26,307	215
Wynn Macau Ltd.	234,593	585
Yangzijiang Shipbuilding Holdings Ltd.	280,566	196
Yue Yuen Industrial Holdings Ltd.	114,000	360

		40,802

Ireland - 0.8%
CRH PLC	108,221	2,148
Elan Corp. PLC*	76,342	1,053
Experian PLC	152,844	2,075
Irish Bank Resolution Corp. Ltd.(1) *	93,434	—
Kerry Group PLC, Class A	21,308	780
Ryanair Holdings PLC ADR*	5,370	150
Shire PLC	85,081	2,953
WPP PLC	192,060	2,006

		11,165

Israel - 0.6%
Bank Hapoalim BM	158,409	517
Bank Leumi Le-Israel BM	175,721	504
Bezeq The Israeli Telecommunication Corp. Ltd.	274,246	503
Cellcom Israel Ltd.	8,189	137
Delek Group Ltd.	666	126
Elbit Systems Ltd.	3,470	143
Israel (The) Corp. Ltd.	348	218
Israel Chemicals Ltd.	67,318	699
Israel Discount Bank Ltd., Class A*	117,318	157
Mizrahi Tefahot Bank Ltd.	18,198	144
NICE Systems Ltd.*	9,142	311
Partner Communications Co. Ltd.	12,852	114
Teva Pharmaceutical Industries Ltd.	142,521	5,750

		9,323

Italy - 2.2%
A2A S.p.A.	164,001	154
Assicurazioni Generali S.p.A.	178,089	2,668
Atlantia S.p.A.	47,268	754
Autogrill S.p.A.	17,314	168
Banca Carige S.p.A.	89,356	171
Banca Monte dei Paschi di Siena S.p.A.	743,137	241
Banco Popolare Scarl	253,907	327
Enel Green Power S.p.A.	274,029	571
Enel S.p.A.	992,995	4,024
ENI S.p.A.	363,282	7,504
Exor S.p.A.	9,601	192
Fiat Industrial S.p.A.*	116,114	989
Fiat S.p.A.	112,209	513
Finmeccanica S.p.A.	66,406	245
Intesa Sanpaolo S.p.A.	1,537,642	2,554
Intesa Sanpaolo S.p.A. (RSP)	140,720	174
Luxottica Group S.p.A.	18,361	514
Mediaset S.p.A.	108,436	299
Mediobanca S.p.A.	79,922	459
Pirelli & C. S.p.A.	36,264	304
Prysmian S.p.A.	31,925	395
Saipem S.p.A.	40,350	1,706

EQUITY INDEX FUNDS    40    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
Italy - 2.2% continued
Snam Rete Gas S.p.A.	243,447	$1,070
Telecom Italia S.p.A.	1,425,519	1,522
Telecom Italia S.p.A. (RSP)	908,928	811
Tenaris S.A.	71,899	1,334
Terna - Rete Elettrica Nazionale S.p.A.	187,309	629
UniCredit S.p.A.	205,668	1,696
Unione di Banche Italiane SCPA	120,791	492

		32,480

Japan - 21.4%
ABC-Mart, Inc.	3,600	137
Advantest Corp.	23,600	224
Aeon Co. Ltd.	90,800	1,246
Aeon Credit Service Co. Ltd.	12,100	191
Aeon Mall Co. Ltd.	10,300	218
Air Water, Inc.	21,569	274
Aisin Seiki Co. Ltd.	28,500	811
Ajinomoto Co., Inc.	101,000	1,212
Alfresa Holdings Corp.	5,800	244
All Nippon Airways Co. Ltd.	130,000	363
Amada Co. Ltd.	55,000	348
Aozora Bank Ltd.	94,000	259
Asahi Glass Co. Ltd.	153,000	1,288
Asahi Group Holdings Ltd.	58,500	1,285
Asahi Kasei Corp.	191,000	1,150
Asics Corp.	24,500	276
Astellas Pharma, Inc.	67,700	2,751
Bank of Kyoto (The) Ltd.	49,000	422
Bank of Yokohama (The) Ltd.	184,000	869
Benesse Holdings, Inc.	10,600	513
Bridgestone Corp.	99,200	2,245
Brother Industries Ltd.	37,100	455
Canon, Inc.	171,400	7,584
Casio Computer Co. Ltd.	34,900	211
Central Japan Railway Co.	229	1,933
Chiba Bank (The) Ltd.	114,000	734
Chiyoda Corp.	25,746	262
Chubu Electric Power Co., Inc.	104,000	1,942
Chugai Pharmaceutical Co. Ltd.	33,355	550
Chugoku Bank (The) Ltd.	27,000	376
Chugoku Electric Power (The) Co., Inc.	44,600	782
Citizen Holdings Co. Ltd.	41,000	238
Coca-Cola West Co. Ltd.	9,700	168
Cosmo Oil Co. Ltd.	86,000	240
Credit Saison Co. Ltd.	22,000	440
Dai Nippon Printing Co. Ltd.	83,000	799
Daicel Corp.	42,000	256
Daido Steel Co. Ltd.	43,000	269
Daihatsu Motor Co. Ltd.	29,000	517
Dai-ichi Life Insurance (The) Co. Ltd.	1,371	1,346
Daiichi Sankyo Co. Ltd.	102,300	2,026
Daikin Industries Ltd.	35,500	971
Dainippon Sumitomo Pharma Co. Ltd.	24,800	282
Daito Trust Construction Co. Ltd.	10,900	935
Daiwa House Industry Co. Ltd.	72,000	858
Daiwa Securities Group, Inc.	247,000	769
Dena Co. Ltd.	14,400	431
Denki Kagaku Kogyo K.K.	78,000	288
Denso Corp.	74,200	2,046
Dentsu, Inc.	27,218	829
East Japan Railway Co.	51,822	3,298
Eisai Co. Ltd.	38,200	1,581
Electric Power Development Co. Ltd.	17,900	476
Elpida Memory, Inc.*	40,400	188
FamilyMart Co. Ltd.	9,700	392
FANUC Corp.	28,900	4,417
Fast Retailing Co. Ltd.	8,100	1,472
Fuji Electric Co. Ltd.	85,000	233
Fuji Heavy Industries Ltd.	86,000	519
FUJIFILM Holdings Corp.	70,500	1,667
Fujitsu Ltd.	283,000	1,468
Fukuoka Financial Group, Inc.	122,000	513
Furukawa Electric Co. Ltd.	105,000	241
Gree, Inc.	13,919	479
GS Yuasa Corp.	55,000	295
Gunma Bank (The) Ltd.	62,000	341
Hachijuni Bank (The) Ltd.	60,523	346
Hakuhodo DY Holdings, Inc.	3,510	201
Hamamatsu Photonics K.K.	10,494	367
Hino Motors Ltd.	39,000	236
Hirose Electric Co. Ltd.	4,900	429
Hiroshima Bank (The) Ltd.	77,000	358
Hisamitsu Pharmaceutical Co., Inc.	9,800	415
Hitachi Chemical Co. Ltd.	15,500	273
Hitachi Construction Machinery Co. Ltd.	15,400	259
Hitachi High-Technologies Corp.	10,100	219
Hitachi Ltd.	682,000	3,575
Hitachi Metals Ltd.	27,000	293
Hokkaido Electric Power Co., Inc.	27,000	385

NORTHERN FUNDS QUARTERLY REPORT    41    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
Japan - 21.4% continued
Hokuhoku Financial Group, Inc.	199,000	$387
Hokuriku Electric Power Co.	25,000	467
Honda Motor Co. Ltd.	246,500	7,507
Hoya Corp.	66,100	1,422
Ibiden Co. Ltd.	18,900	375
Idemitsu Kosan Co. Ltd.	3,400	350
IHI Corp.	196,000	475
Inpex Corp.	330	2,075
Isetan Mitsukoshi Holdings Ltd.	55,400	580
Isuzu Motors Ltd.	177,000	817
ITOCHU Corp.	229,100	2,323
Itochu Techno-Solutions Corp.	4,600	206
Iyo Bank (The) Ltd.	38,000	375
J. Front Retailing Co. Ltd.	74,200	358
Japan Petroleum Exploration Co.	4,200	164
Japan Prime Realty Investment Corp.	107	252
Japan Real Estate Investment Corp.	73	569
Japan Retail Fund Investment Corp.	277	410
Japan Steel Works (The) Ltd.	48,000	333
Japan Tobacco, Inc.	679	3,192
JFE Holdings, Inc.	69,900	1,271
JGC Corp.	31,000	743
Joyo Bank (The) Ltd.	97,000	429
JS Group Corp.	39,500	758
JSR Corp.	28,100	518
JTEKT Corp.	32,200	316
Jupiter Telecommunications Co. Ltd.	263	267
JX Holdings, Inc.	342,670	2,067
Kajima Corp.	123,000	378
Kamigumi Co. Ltd.	37,000	319
Kaneka Corp.	46,000	245
Kansai Electric Power (The) Co., Inc.	114,300	1,754
Kansai Paint Co. Ltd.	31,000	276
Kao Corp.	80,000	2,184
Kawasaki Heavy Industries Ltd.	212,000	528
Kawasaki Kisen Kaisha Ltd.	110,000	198
KDDI Corp.	439	2,826
Keikyu Corp.	73,000	655
Keio Corp.	86,000	606
Keisei Electric Railway Co. Ltd.	40,000	294
Keyence Corp.	6,260	1,508
Kikkoman Corp.	25,000	287
Kinden Corp.	22,000	186
Kintetsu Corp.	245,000	958
Kirin Holdings Co. Ltd.	124,000	1,507
Kobe Steel Ltd.	373,000	576
Koito Manufacturing Co. Ltd.	13,814	194
Komatsu Ltd.	143,100	3,337
Konami Corp.	14,300	428
Konica Minolta Holdings, Inc.	72,000	536
Kubota Corp.	176,000	1,473
Kuraray Co. Ltd.	51,200	727
Kurita Water Industries Ltd.	17,300	450
Kyocera Corp.	23,300	1,871
Kyowa Hakko Kirin Co. Ltd.	40,000	489
Kyushu Electric Power Co., Inc.	60,800	871
Lawson, Inc.	9,400	587
Mabuchi Motor Co. Ltd.	3,700	154
Makita Corp.	17,600	569
Marubeni Corp.	250,000	1,520
Marui Group Co. Ltd.	34,900	272
Maruichi Steel Tube Ltd.	6,900	154
Mazda Motor Corp.*	224,000	395
McDonald’s Holdings Co. Japan Ltd.	10,700	289
Medipal Holdings Corp.	23,200	242
MEIJI Holdings Co. Ltd.	10,512	436
Miraca Holdings, Inc.	8,005	319
Mitsubishi Chemical Holdings Corp.	205,000	1,128
Mitsubishi Corp.	212,200	4,279
Mitsubishi Electric Corp.	295,000	2,821
Mitsubishi Estate Co. Ltd.	191,000	2,850
Mitsubishi Gas Chemical Co., Inc.	60,000	332
Mitsubishi Heavy Industries Ltd.	461,000	1,962
Mitsubishi Logistics Corp.	19,000	211
Mitsubishi Materials Corp.	171,000	464
Mitsubishi Motors Corp.*	581,000	686
Mitsubishi Tanabe Pharma Corp.	33,600	531
Mitsubishi UFJ Financial Group, Inc.	1,926,565	8,173
Mitsubishi UFJ Lease & Finance Co. Ltd.	9,140	362
Mitsui & Co. Ltd.	262,300	4,072
Mitsui Chemicals, Inc.	129,000	393
Mitsui Fudosan Co. Ltd.	127,000	1,848
Mitsui O.S.K. Lines Ltd.	172,000	665
Mizuho Financial Group, Inc.	3,444,718	4,649
MS&AD Insurance Group Holdings	86,750	1,605
Murata Manufacturing Co. Ltd.	30,897	1,585
Nabtesco Corp.	14,807	269
Namco Bandai Holdings, Inc.	29,900	425

EQUITY INDEX FUNDS    42    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
Japan - 21.4% continued
NEC Corp.*	396,000	$801
NGK Insulators Ltd.	38,000	450
NGK Spark Plug Co. Ltd.	23,000	285
NHK Spring Co. Ltd.	21,000	186
Nidec Corp.	16,500	1,432
Nikon Corp.	51,700	1,150
Nintendo Co. Ltd.	15,100	2,082
Nippon Building Fund, Inc.	83	679
Nippon Electric Glass Co. Ltd.	62,500	621
Nippon Express Co. Ltd.	126,000	491
Nippon Meat Packers, Inc.	25,000	311
Nippon Paper Group, Inc.	15,558	339
Nippon Sheet Glass Co. Ltd.	142,000	265
Nippon Steel Corp.	776,000	1,933
Nippon Telegraph & Telephone Corp.	72,152	3,664
Nippon Yusen K.K.	236,000	603
Nishi-Nippon City Bank (The) Ltd.	102,000	293
Nissan Motor Co. Ltd.	375,100	3,367
Nisshin Seifun Group, Inc.	30,000	363
Nisshin Steel Co. Ltd.	106,000	162
Nissin Foods Holdings Co. Ltd.	8,500	333
Nitori Holdings Co. Ltd.	5,550	520
Nitto Denko Corp.	25,000	893
NKSJ Holdings, Inc.	56,625	1,109
NOK Corp.	15,800	271
Nomura Holdings, Inc.	551,500	1,666
Nomura Real Estate Holdings, Inc.	14,000	208
Nomura Real Estate Office Fund, Inc.	45	231
Nomura Research Institute Ltd.	14,900	337
NSK Ltd.	69,000	447
NTN Corp.	78,000	314
NTT Data Corp.	187	597
NTT DoCoMo, Inc.	2,307	4,239
NTT Urban Development Corp.	169	115
Obayashi Corp.	102,000	453
Odakyu Electric Railway Co. Ltd.	94,000	908
OJI Paper Co. Ltd.	132,000	677
Olympus Corp.	34,200	449
Omron Corp.	30,700	616
Ono Pharmaceutical Co. Ltd.	12,400	696
Oracle Corp. Japan	5,600	185
Oriental Land Co. Ltd.	7,400	782
ORIX Corp.	15,860	1,307
Osaka Gas Co. Ltd.	283,000	1,117
Otsuka Corp.	2,300	158
Otsuka Holdings Co. Ltd.	37,958	1,068
Panasonic Corp.	336,600	2,856
Rakuten, Inc.*	1,099	1,182
Resona Holdings, Inc.	285,910	1,258
Ricoh Co. Ltd.	101,000	879
Rinnai Corp.	4,700	336
Rohm Co. Ltd.	15,000	699
Sankyo Co. Ltd.	8,200	415
Sanrio Co. Ltd.	6,397	328
Santen Pharmaceutical Co. Ltd.	11,000	453
SBI Holdings, Inc.	3,191	233
Secom Co. Ltd.	31,800	1,466
Sega Sammy Holdings, Inc.	31,600	682
Seiko Epson Corp.	19,400	257
Sekisui Chemical Co. Ltd.	64,000	527
Sekisui House Ltd.	86,000	761
Seven & I Holdings Co. Ltd.	113,600	3,163
Seven Bank Ltd.	88,000	173
Sharp Corp.	152,000	1,327
Shikoku Electric Power Co., Inc.	27,100	776
Shimadzu Corp.	34,000	288
Shimamura Co. Ltd.	3,400	348
Shimano, Inc.	11,700	568
Shimizu Corp.	90,000	377
Shin-Etsu Chemical Co. Ltd.	62,600	3,079
Shinsei Bank Ltd.	205,000	213
Shionogi & Co. Ltd.	44,100	566
Shiseido Co. Ltd.	54,300	997
Shizuoka Bank (The) Ltd.	87,000	916
Showa Denko K.K.	232,000	470
Showa Shell Sekiyu K.K.	27,200	183
SMC Corp.	8,200	1,321
Softbank Corp.	133,800	3,937
Sojitz Corp.	197,400	305
Sony Corp.	153,200	2,761
Sony Financial Holdings, Inc.	25,400	374
Square Enix Holdings Co. Ltd.	9,600	188
Stanley Electric Co. Ltd.	21,900	321
Sumco Corp.*	17,400	128
Sumitomo Chemical Co. Ltd.	237,000	864
Sumitomo Corp.	171,200	2,314
Sumitomo Electric Industries Ltd.	114,100	1,241
Sumitomo Heavy Industries Ltd.	82,000	477

NORTHERN FUNDS QUARTERLY REPORT    43    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
Japan - 21.4% continued
Sumitomo Metal Industries Ltd.	507,000	$921
Sumitomo Metal Mining Co. Ltd.	79,000	1,013
Sumitomo Mitsui Financial Group, Inc.	203,019	5,648
Sumitomo Mitsui Trust Holdings, Inc.	472,920	1,387
Sumitomo Realty & Development Co. Ltd.	54,000	944
Sumitomo Rubber Industries Ltd.	25,900	311
Suruga Bank Ltd.	27,000	241
Suzuken Co. Ltd.	10,500	291
Suzuki Motor Corp.	50,800	1,047
Sysmex Corp.	10,949	357
T&D Holdings, Inc.	86,200	802
Taisei Corp.	150,000	380
Taisho Pharmaceutical Holdings Co. Ltd.*	5,300	408
Taiyo Nippon Sanso Corp.	40,000	279
Takashimaya Co. Ltd.	40,000	289
Takeda Pharmaceutical Co. Ltd.	119,300	5,240
TDK Corp.	18,700	827
Teijin Ltd.	147,000	452
Terumo Corp.	25,600	1,204
THK Co. Ltd.	18,300	360
Tobu Railway Co. Ltd.	152,000	776
Toho Co. Ltd.	17,300	308
Toho Gas Co. Ltd.	64,000	407
Tohoku Electric Power Co., Inc.	67,000	644
Tokio Marine Holdings, Inc.	110,500	2,444
Tokyo Electric Power (The) Co., Inc.*	213,100	506
Tokyo Electron Ltd.	26,100	1,326
Tokyo Gas Co. Ltd.	374,000	1,719
Tokyu Corp.	169,000	832
Tokyu Land Corp.	70,000	264
TonenGeneral Sekiyu K.K.	42,000	459
Toppan Printing Co. Ltd.	83,000	610
Toray Industries, Inc.	223,000	1,595
Toshiba Corp.	615,000	2,512
Tosoh Corp.	76,000	203
TOTO Ltd.	46,000	355
Toyo Seikan Kaisha Ltd.	23,000	313
Toyo Suisan Kaisha Ltd.	14,000	339
Toyoda Gosei Co. Ltd.	10,000	159
Toyota Boshoku Corp.	9,600	100
Toyota Industries Corp.	26,600	723
Toyota Motor Corp.	417,500	13,895
Toyota Tsusho Corp.	32,700	577
Trend Micro, Inc.*	16,400	490
Tsumura & Co.	9,800	289
Ube Industries Ltd.	157,000	430
Unicharm Corp.	16,900	833
Ushio, Inc.	15,600	225
USS Co. Ltd.	3,520	318
West Japan Railway Co.	25,700	1,117
Yahoo Japan Corp.	2,198	707
Yakult Honsha Co. Ltd.	14,300	450
Yamada Denki Co. Ltd.	12,229	831
Yamaguchi Financial Group, Inc.	32,000	305
Yamaha Corp.	23,400	214
Yamaha Motor Co. Ltd.	41,200	520
Yamato Holdings Co. Ltd.	60,000	1,010
Yamato Kogyo Co. Ltd.	6,300	181
Yamazaki Baking Co. Ltd.	19,000	249
Yaskawa Electric Corp.	35,000	298
Yokogawa Electric Corp.*	32,400	292

		310,119

Netherlands - 5.1%
Aegon N.V.*	260,946	1,039
Akzo Nobel N.V.	35,269	1,697
ASML Holding N.V.	65,005	2,724
Corio N.V.	9,371	406
Delta Lloyd N.V.	16,297	273
European Aeronautic Defence and Space Co. N.V.	62,665	1,950
Fugro N.V. - CVA	10,442	604
Heineken Holding N.V.	17,227	703
Heineken N.V.	39,504	1,824
ING Groep N.V. - CVA*	579,205	4,128
Koninklijke Ahold N.V.	177,011	2,380
Koninklijke Boskalis Westminster N.V.	10,834	398
Koninklijke DSM N.V.	23,412	1,085
Koninklijke KPN N.V.	225,242	2,689
Koninklijke Philips Electronics N.V.	152,279	3,191
Koninklijke Vopak N.V.	10,976	578
QIAGEN N.V.*	36,148	498
Randstad Holding N.V.	17,882	526
Reed Elsevier N.V.	104,222	1,212
Royal Dutch Shell PLC, Class A	548,327	20,157
Royal Dutch Shell PLC, Class B	406,716	15,478
SBM Offshore N.V.	25,808	531
TNT Express N.V.	53,022	395
Unilever N.V. - CVA	246,698	8,472

EQUITY INDEX FUNDS    44    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
Netherlands - 5.1% continued
Wolters Kluwer N.V.	45,301	$780

		73,718

New Zealand - 0.1%
Auckland International Airport Ltd.	140,087	275
Contact Energy Ltd.*	56,922	233
Fletcher Building Ltd.	101,386	484
Sky City Entertainment Group Ltd.	86,346	231
Telecom Corp. of New Zealand Ltd.	288,828	462

		1,685

Norway - 0.9%
Aker Solutions ASA	24,770	259
DnB NOR ASA	148,279	1,449
Gjensidige Forsikring ASA*	30,306	351
Norsk Hydro ASA	144,648	670
Orkla ASA	116,068	864
Seadrill Ltd.	50,042	1,670
Statoil ASA	168,532	4,317
Telenor ASA	110,360	1,806
Yara International ASA	28,540	1,143

		12,529

Portugal - 0.2%
Banco Espirito Santo S.A. (Registered)	79,042	138
Cimpor Cimentos de Portugal SGPS S.A.	29,473	203
EDP - Energias de Portugal S.A.	291,571	902
Galp Energia SGPS S.A., Class B	35,461	522
Jeronimo Martins SGPS S.A.*	33,565	554
Portugal Telecom SGPS S.A. (Registered)	101,108	583

		2,902

Singapore - 1.6%
Ascendas Real Estate Investment Trust	274,213	387
CapitaLand Ltd.	398,500	677
CapitaMall Trust	339,600	444
CapitaMalls Asia Ltd.	199,718	174
City Developments Ltd.	77,000	527
ComfortDelGro Corp. Ltd.	296,000	322
Cosco Corp. Singapore Ltd.	150,000	101
DBS Group Holdings Ltd.	266,945	2,365
Fraser and Neave Ltd.	137,563	657
Genting Singapore PLC*	926,380	1,075
Global Logistic Properties Ltd.*	289,238	390
Golden Agri-Resources Ltd.	1,009,787	555
Hutchison Port Holdings Trust	787,000	487
Jardine Cycle & Carriage Ltd.	16,576	616
Keppel Corp. Ltd.	217,400	1,554
Keppel Land Ltd.	121,611	208
Neptune Orient Lines Ltd.	131,750	114
Olam International Ltd.	218,381	357
Oversea-Chinese Banking Corp. Ltd.	385,954	2,324
SembCorp Industries Ltd.	153,600	478
SembCorp Marine Ltd.	131,400	385
Singapore Airlines Ltd.	81,067	634
Singapore Exchange Ltd.	130,000	613
Singapore Press Holdings Ltd.	228,000	648
Singapore Technologies Engineering Ltd.	239,000	495
Singapore Telecommunications Ltd.	1,205,600	2,873
StarHub Ltd.	86,000	193
United Overseas Bank Ltd.	192,183	2,257
UOL Group Ltd.	75,700	233
Wilmar International Ltd.	293,000	1,129

		23,272

Spain - 3.2%
Abertis Infraestructuras S.A.	58,447	930
Acciona S.A.	3,917	338
Acerinox S.A.	14,926	191
ACS Actividades de Construccion y Servicios S.A.	21,173	627
Amadeus IT Holding S.A., Class A	47,252	763
Banco Bilbao Vizcaya Argentaria S.A.	693,983	5,965
Banco de Sabadell S.A.	167,851	636
Banco Popular Espanol S.A.	146,627	667
Banco Santander S.A.	1,278,411	9,659
Bankia S.A.*	131,056	609
Bankinter S.A.	31,287	191
CaixaBank	116,599	570
Distribuidora Internacional de Alimentacion S.A.*	90,455	408
EDP Renovaveis S.A.*	32,895	201
Enagas S.A.	26,612	491
Ferrovial S.A.	54,918	662
Fomento de Construcciones y Contratas S.A.	7,955	206
Gas Natural SDG S.A.	52,685	902
Grifols S.A.*	18,311	307
Grifols S.A., Class B*	2,305	25
Iberdrola S.A.	578,057	3,605
Inditex S.A.	33,262	2,718
Indra Sistemas S.A.	14,854	188
Mapfre S.A.	118,340	374

NORTHERN FUNDS QUARTERLY REPORT    45    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
Spain - 3.2% continued
Red Electrica Corp. S.A.	16,245	$693
Repsol YPF S.A.	119,956	3,665
Telefonica S.A.	621,835	10,732
Zardoya Otis S.A.	21,299	291

		46,614

Sweden - 3.0%
Alfa Laval AB	50,384	950
Assa Abloy AB, Class B	47,744	1,196
Atlas Copco AB, Class A	101,065	2,163
Atlas Copco AB, Class B	59,655	1,129
Boliden AB	41,065	596
Electrolux AB, Class B	35,535	564
Getinge AB, Class B	29,747	751
Hennes & Mauritz AB, Class B	154,466	4,956
Hexagon AB, Class B	38,384	570
Holmen AB, Class B	7,849	225
Husqvarna AB, Class B	70,200	323
Industrivarden AB, Class C*	17,538	208
Investor AB, Class B	69,495	1,291
Kinnevik Investment AB, Class B	30,426	592
Lundin Petroleum AB*	34,148	838
Millicom International Cellular S.A. SDR	11,638	1,165
Modern Times Group AB, Class B	7,379	351
Nordea Bank AB	396,717	3,063
Ratos AB, Class B	30,393	355
Sandvik AB	153,894	1,878
Scania AB, Class B	48,445	715
Securitas AB, Class B	48,467	418
Skandinaviska Enskilda Banken AB, Class A	214,576	1,247
Skanska AB, Class B	60,496	998
SKF AB, Class B	59,559	1,257
SSAB AB, Class A	24,479	214
Svenska Cellulosa AB, Class B	88,149	1,305
Svenska Handelsbanken AB, Class A	74,717	1,962
Swedbank AB, Class A	123,578	1,597
Swedish Match AB	32,216	1,143
Tele2 AB, Class B	48,292	939
Telefonaktiebolaget LM Ericsson, Class B	454,856	4,620
TeliaSonera AB	330,874	2,242
Volvo AB, Class B	212,178	2,307

		44,128

Switzerland - 9.0%
ABB Ltd. (Registered)*	331,462	6,236
Actelion Ltd. (Registered)*	16,684	570
Adecco S.A. (Registered)*	19,896	829
Aryzta A.G. (Dublin Exchange)	4,329	210
Aryzta A.G. (SIX Swiss Exchange)	8,331	402
Baloise Holding A.G. (Registered)	7,426	507
Barry Callebaut A.G. (Registered)*	285	281
Cie Financiere Richemont S.A., Class A (Bearer)	78,933	3,974
Credit Suisse Group A.G. (Registered)*	172,642	4,051
GAM Holding A.G.*	29,512	319
Geberit A.G. (Registered)*	5,913	1,138
Givaudan S.A. (Registered)*	1,256	1,192
Glencore International PLC*	126,515	768
Holcim Ltd. (Registered)*	37,315	1,994
Julius Baer Group Ltd.*	31,258	1,216
Kuehne + Nagel International A.G. (Registered)	8,135	910
Lindt & Spruengli A.G. (Registered)	17	567
Lindt & Spruengli A.G. (Participation Certificate)	134	398
Lonza Group A.G. (Registered)*	7,522	443
Nestle S.A. (Registered)	500,063	28,709
Novartis A.G. (Registered)	353,547	20,196
Pargesa Holding S.A. (Bearer)	4,278	279
Partners Group Holding A.G.	2,089	364
Roche Holding A.G. (Genusschein)	106,409	17,995
Schindler Holding A.G. (Registered)	3,169	367
Schindler Holding A.G. (Participation Certificate)	7,317	849
SGS S.A. (Registered)	829	1,369
Sika A.G. (Bearer)	305	573
Sonova Holding A.G. (Registered)*	7,458	780
STMicroelectronics N.V.	96,273	569
Straumann Holding A.G. (Registered)	1,166	201
Sulzer A.G. (Registered)	3,750	399
Swatch Group (The) A.G. (Bearer)	4,695	1,749
Swatch Group (The) A.G. (Registered)	6,471	430
Swiss Life Holding A.G. (Registered)*	4,496	411
Swiss Re A.G.*	52,060	2,651
Swisscom A.G. (Registered)	3,528	1,334
Syngenta A.G. (Registered)*	14,305	4,210
Synthes, Inc.(2)	9,934	1,663
Transocean Ltd.	52,786	2,038
UBS A.G. (Registered)*	550,953	6,544
Wolseley PLC	43,446	1,432

EQUITY INDEX FUNDS    46    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
Switzerland - 9.0% continued
Xstrata PLC	313,997	$4,728
Zurich Financial Services A.G.*	22,013	4,971

		130,816

United Kingdom - 19.7%
3i Group PLC	143,464	401
Admiral Group PLC	30,717	406
Aggreko PLC	40,495	1,263
AMEC PLC	49,713	697
Anglo American PLC	200,317	7,383
Antofagasta PLC	60,153	1,126
ARM Holdings PLC	203,021	1,872
Associated British Foods PLC	54,020	928
AstraZeneca PLC	203,566	9,429
Aviva PLC	436,758	2,027
Babcock International Group PLC	53,683	611
BAE Systems PLC	512,443	2,259
Balfour Beatty PLC	106,251	435
Barclays PLC	1,753,671	4,751
BG Group PLC	513,512	10,952
BHP Billiton PLC	319,756	9,297
BP PLC	2,870,003	20,466
British American Tobacco PLC	299,546	14,203
British Land Co. PLC	127,160	909
British Sky Broadcasting Group PLC	173,694	1,974
BT Group PLC	1,175,141	3,470
Bunzl PLC	49,011	671
Burberry Group PLC	66,858	1,223
Cairn Energy PLC*	214,668	882
Capita Group (The) PLC	92,370	901
Capital Shopping Centres Group PLC	81,651	394
Carnival PLC	27,631	908
Centrica PLC	783,205	3,515
Cobham PLC	164,165	466
Compass Group PLC	288,753	2,734
Diageo PLC	379,257	8,276
Essar Energy PLC*	51,091	135
Eurasian Natural Resources Corp. PLC	38,427	377
Fresnillo PLC	27,409	649
G4S PLC	212,759	896
GKN PLC	236,528	668
GlaxoSmithKline PLC	768,661	17,527
Hammerson PLC	106,430	592
HSBC Holdings PLC	2,705,046	20,534
ICAP PLC	83,796	451
Imperial Tobacco Group PLC	153,443	5,800
Inmarsat PLC	68,251	427
Intercontinental Hotels Group PLC	43,554	779
International Consolidated Airlines Group S.A.*	138,316	310
International Power PLC	230,536	1,206
Intertek Group PLC	24,137	760
Invensys PLC	121,627	397
Investec PLC	79,055	415
ITV PLC	553,550	584
J. Sainsbury PLC	183,904	864
Johnson Matthey PLC	32,497	925
Kazakhmys PLC	32,008	457
Kingfisher PLC	358,652	1,394
Land Securities Group PLC	117,182	1,152
Legal & General Group PLC	897,109	1,424
Lloyds Banking Group PLC*	6,243,186	2,494
London Stock Exchange Group PLC	22,304	275
Lonmin PLC	24,300	368
Man Group PLC	285,046	553
Marks & Spencer Group PLC	240,417	1,160
Meggitt PLC	117,439	643
National Grid PLC	538,716	5,227
Next PLC	26,119	1,109
Old Mutual PLC	842,591	1,763
Pearson PLC	124,153	2,325
Petrofac Ltd.	39,540	883
Prudential PLC	385,380	3,797
Randgold Resources Ltd.	13,974	1,428
Reckitt Benckiser Group PLC	93,858	4,625
Reed Elsevier PLC	184,930	1,491
Resolution Ltd.	216,859	843
Rexam PLC	132,300	724
Rio Tinto PLC	211,795	10,249
Rolls-Royce Holdings PLC*	282,777	3,266
Royal Bank of Scotland Group PLC*	2,706,193	858
RSA Insurance Group PLC	532,387	866
SABMiller PLC	144,352	5,061
Sage Group (The) PLC	200,540	915
Schroders PLC	16,919	344
Segro PLC	116,665	377
Serco Group PLC	74,020	544
Severn Trent PLC	35,945	833
Smith & Nephew PLC	135,913	1,317
Smiths Group PLC	59,275	838

NORTHERN FUNDS QUARTERLY REPORT    47    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
United Kingdom - 19.7% continued
SSE PLC	141,737	$2,839
Standard Chartered PLC	360,618	7,851
Standard Life PLC	354,654	1,131
Subsea 7 S.A.*	41,872	773
Tate & Lyle PLC	70,546	770
Tesco PLC	1,214,665	7,604
TUI Travel PLC	82,200	211
Tullow Oil PLC	136,845	2,974
Unilever PLC	194,440	6,527
United Utilities Group PLC	103,297	972
Vedanta Resources PLC	17,714	277
Vodafone Group PLC	7,701,255	21,381
Weir Group (The) PLC	32,231	1,011
Whitbread PLC	26,553	644
WM Morrison Supermarkets PLC	333,466	1,685

		285,378

Total Common Stocks (3) (Cost $1,433,212) (3)		1,425,612

PREFERRED STOCKS - 0.5%
Germany - 0.5%
Bayerische Motoren Werke A.G.	8,171	386
Henkel A.G. & Co. KGaA	27,174	1,568
Porsche Automobil Holding S.E.	23,376	1,251
ProSiebenSat.1 Media A.G.	11,870	217
RWE A.G. (Non Voting)	5,746	189
Volkswagen A.G.	21,931	3,280

		6,891

Total Preferred Stocks (3) (Cost $5,301) (3)		6,891

RIGHTS - 0.0%
Austria - 0.0%
Immoeast A.G.*	57,496	—
Immoeast A.G.*	58,188	—

		—

France - 0.0%
Eurazeo*	21	—

Total Rights (3) (Cost $ - ) (3)		—

INVESTMENT COMPANIES - 0.3%
iShares MSCI EAFE Index Fund	71,975	3,565
Northern Institutional Funds - Diversified Assets Portfolio (4) (5)	16,677	17

Total Investment Companies (Cost $3,529)		3,582

Total Investments - 98.9% (Cost $1,442,042)		1,436,085

Other Assets less Liabilities - 1.1%		16,671

NET ASSETS - 100.0%		$1,452,756

(1)	Security has been deemed worthless by the Northern Trust Global Investments Pricing and Valuation Committee.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(3)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(4)	At March 31, 2011, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $15,794,000 with net sales of approximately $15,777,000 during the nine months ended December 31, 2011.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

EQUITY INDEX FUNDS    48    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

At December 31, 2011, the International Equity Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
Euro Stoxx 50 (Euro)	195	$5,825	Long	3/12	$244
FTSE 100 Index (British Pound)	58	4,986	Long	3/12	160
Hang Seng Index (Hong Kong Dollar)	7	832	Long	1/12	(6)
Nikkei 225 (Japanese Yen)	63	3,462	Long	3/12	33
SPI 200 (Australian Dollar)	16	1,644	Long	3/12	(34)
Yen Denom Nikkei (Japanese Yen)	4	218	Long	3/12	(3)

Total					$394

At December 31, 2011, the International Equity Index Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	27.5%
British Pound	23.3
Japanese Yen	21.6
Australian Dollar	8.6
Swiss Franc	8.5
All other currencies less than 5%	10.5

Total	100.0%

At December 31, 2011, the industry sectors for the International Equity Index Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	10.0%
Consumer Staples	11.5
Energy	9.1
Financials	21.6
Health Care	10.0
Industrials	12.4
Information Technology	4.7
Materials	10.1
Telecommunication Services	6.1
Utilities	4.5

Total	100.0%

At December 31, 2011, the International Equity Index Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000S)
Australian Dollar	1,581	United States Dollar	1,600	1/3/12	$(16)
Danish Krone	1,007	United States Dollar	175	1/3/12	—
Norwegian Kroner	903	United States Dollar	150	1/3/12	(1)
Singapore Dollar	521	United States Dollar	400	1/3/12	(1)
New Zealand Dollar	292	United States Dollar	225	1/4/12	(2)
Australian Dollar	250	United States Dollar	250	3/21/12	(3)
Australian Dollar	500	United States Dollar	500	3/21/12	(7)
Australian Dollar	255	United States Dollar	250	3/21/12	(8)
Australian Dollar	375	United States Dollar	370	3/21/12	(10)
Australian Dollar	2,195	United States Dollar	2,194	3/21/12	(30)
Australian Dollar	3,617	United States Dollar	3,540	3/21/12	(125)
British Pound	894	United States Dollar	1,400	3/21/12	13
British Pound	606	United States Dollar	940	3/21/12	—
British Pound	645	United States Dollar	1,000	3/21/12	(1)
British Pound	414	United States Dollar	640	3/21/12	(3)
British Pound	389	United States Dollar	600	3/21/12	(3)
British Pound	5,988	United States Dollar	9,270	3/21/12	(22)
British Pound	2,532	United States Dollar	3,900	3/21/12	(30)
Danish Krone	2,398	United States Dollar	420	3/21/12	2
Danish Krone	1,291	United States Dollar	225	3/21/12	—
Euro	8,361	United States Dollar	10,870	3/21/12	41
Euro	1,532	United States Dollar	2,000	3/21/12	16
Euro	889	United States Dollar	1,160	3/21/12	8
Euro	577	United States Dollar	750	3/21/12	3
Euro	540	United States Dollar	700	3/21/12	—
Euro	3,479	United States Dollar	4,500	3/21/12	(6)
Hong Kong Dollar	1,945	United States Dollar	250	3/21/12	—
Hong Kong Dollar	4,274	United States Dollar	550	3/21/12	(1)

NORTHERN FUNDS QUARTERLY REPORT    49    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000S)
Hong Kong Dollar	8,793	United States Dollar	1,130	3/21/12	$(3)
Israeli Shekel	1,028	United States Dollar	270	3/21/12	1
Israeli Shekel	1,719	United States Dollar	450	3/21/12	(1)
Japanese Yen	38,885	United States Dollar	500	3/21/12	(6)
Japanese Yen	46,707	United States Dollar	600	3/21/12	(8)
Japanese Yen	72,215	United States Dollar	930	3/21/12	(10)
Japanese Yen	109,130	United States Dollar	1,400	3/21/12	(20)
Japanese Yen	310,403	United States Dollar	4,000	3/21/12	(39)
Japanese Yen	681,441	United States Dollar	8,750	3/21/12	(117)
New Zealand Dollar	67	United States Dollar	50	3/21/12	(2)
Norwegian Kroner	2,380	United States Dollar	400	3/21/12	3
Norwegian Kroner	2,148	United States Dollar	360	3/21/12	2
Singapore Dollar	780	United States Dollar	599	3/21/12	(2)
Singapore Dollar	876	United States Dollar	670	3/21/12	(6)
Swedish Krona	903	United States Dollar	130	3/21/12	(1)
Swedish Krona	4,166	United States Dollar	600	3/21/12	(3)
Swedish Krona	8,340	United States Dollar	1,200	3/21/12	(7)
Swiss Franc	3,209	United States Dollar	3,430	3/21/12	8
Swiss Franc	560	United States Dollar	600	3/21/12	3
Swiss Franc	346	United States Dollar	370	3/21/12	1
Swiss Franc	235	United States Dollar	250	3/21/12	(1)
Swiss Franc	1,314	United States Dollar	1,398	3/21/12	(3)
Swiss Franc	219	United States Dollar	230	3/21/12	(3)
Swiss Franc	1,366	United States Dollar	1,450	3/21/12	(7)
United States Dollar	4,000	Australian Dollar	4,053	3/21/12	108
United States Dollar	1,750	Australian Dollar	1,777	3/21/12	51
United States Dollar	475	Australian Dollar	476	3/21/12	7
United States Dollar	9,000	British Pound	5,806	3/21/12	9
United States Dollar	4,800	British Pound	3,095	3/21/12	3
United States Dollar	1,490	British Pound	960	3/21/12	—
United States Dollar	400	Danish Krone	2,276	3/21/12	(3)
United States Dollar	685	Euro	524	3/21/12	(7)
United States Dollar	1,960	Euro	1,495	3/21/12	(24)
United States Dollar	7,500	Euro	5,755	3/21/12	(46)
United States Dollar	7,800	Euro	5,980	3/21/12	(54)
United States Dollar	1,500	Hong Kong Dollar	11,671	3/21/12	3
United States Dollar	3	Hong Kong Dollar	23	3/21/12	—
United States Dollar	300	Israeli Shekel	1,140	3/21/12	(1)
United States Dollar	9,800	Japanese Yen	760,893	3/21/12	101
United States Dollar	2,400	Japanese Yen	186,620	3/21/12	28
United States Dollar	1,550	Japanese Yen	120,422	3/21/12	17
United States Dollar	1,337	Japanese Yen	103,946	3/21/12	16
United States Dollar	550	Norwegian Kroner	3,297	3/21/12	—
United States Dollar	800	Singapore Dollar	1,042	3/21/12	3
United States Dollar	265	Singapore Dollar	345	3/21/12	1
United States Dollar	1,300	Swedish Krona	9,044	3/21/12	9
United States Dollar	182	Swedish Krona	1,270	3/21/12	2
United States Dollar	615	Swiss Franc	578	3/21/12	1
United States Dollar	1,500	Swiss Franc	1,402	3/21/12	(4)
United States Dollar	4,000	Swiss Franc	3,744	3/21/12	(7)

Total					$(194)

Federal Tax Information:

At December 31, 2011, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,514,309

Gross tax appreciation of investments	$177,078
Gross tax depreciation of investments	(255,302)

Net tax depreciation of investments	$(78,224)

EQUITY INDEX FUNDS    50    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2011 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the International Equity Index Fund’s investments and other financial instruments, which are carried at fair value, as of December 31, 2011:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Consumer Discretionary	$—	$137,781	$—	$137,781
Consumer Staples	—	163,856	—	163,856
Energy	—	131,176	—	131,176
Financials	14	306,812	—	306,826
Health Care	—	143,034	—	143,034
Industrials	150	178,674	—	178,824
Information Technology	—	67,389	—	67,389
Materials	—	144,943	—	144,943
Telecommunication Services	9	86,883	—	86,892
Utilities	—	64,891	—	64,891
Preferred Stocks
Consumer Discretionary	—	5,134	—	5,134
Consumer Staples	—	1,568	—	1,568
Utilities	—	189	—	189
Investment Companies	3,582	—	—	3,582

Total Investments	$3,755	$1,432,330	$—	$1,436,085

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$437	$—	$—	$437
Forward Foreign
Currency Exchange
Contracts	—	460	—	460
Liabilities
Futures Contracts	(43)	—	—	(43)
Forward Foreign
Currency Exchange
Contracts	—	(654)	—	(654)

Total Other Financial Instruments	$394	$(194)	$—	$200

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At December 31, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

NORTHERN FUNDS QUARTERLY REPORT    51    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%
Advertising - 0.1%
Lamar Advertising Co., Class A*	29,138	$801

Aerospace/Defense - 1.1%
Alliant Techsystems, Inc.	16,314	933
BE Aerospace, Inc.*	51,238	1,983
Esterline Technologies Corp.*	15,193	850
Exelis, Inc.	91,656	829
Triumph Group, Inc.	21,463	1,255

		5,850

Agriculture - 0.1%
Universal Corp.	11,695	538

Airlines - 0.3%
Alaska Air Group, Inc.*	17,613	1,322
JetBlue Airways Corp.*	102,264	532

		1,854

Apparel - 0.9%
Deckers Outdoor Corp.*	19,186	1,450
Hanesbrands, Inc.*	48,189	1,053
Under Armour, Inc., Class A*	18,243	1,310
Warnaco Group (The), Inc.*	20,083	1,005

		4,818

Auto Manufacturers - 0.2%
Oshkosh Corp.*	45,264	968

Banks - 3.8%
Associated Banc-Corp	85,975	960
BancorpSouth, Inc.	34,970	385
Bank of Hawaii Corp.	23,027	1,024
Cathay General Bancorp	39,635	592
City National Corp.	23,187	1,024
Commerce Bancshares, Inc.	39,324	1,499
Cullen/Frost Bankers, Inc.	30,420	1,610
East West Bancorp, Inc.	73,980	1,461
FirstMerit Corp.	54,247	821
Fulton Financial Corp.	99,146	973
Hancock Holding Co.	42,011	1,343
International Bancshares Corp.	26,818	492
Prosperity Bancshares, Inc.	23,282	939
Signature Bank*	22,946	1,377
SVB Financial Group*	21,500	1,025
Synovus Financial Corp.	394,676	557
TCF Financial Corp.	78,036	805
Trustmark Corp.	31,934	776
Valley National Bancorp	92,887	1,149
Webster Financial Corp.	36,623	747
Westamerica Bancorporation	14,314	628

		20,187

Beverages - 1.2%
Green Mountain Coffee Roasters, Inc.*	64,525	2,894
Hansen Natural Corp.*	37,655	3,469

		6,363

Biotechnology - 1.6%
Bio-Rad Laboratories, Inc., Class A*	9,759	937
Charles River Laboratories International, Inc.*	24,725	676
Regeneron Pharmaceuticals, Inc.*	37,735	2,091
United Therapeutics Corp.*	25,750	1,217
Vertex Pharmaceuticals, Inc.*	103,586	3,440

		8,361

Building Materials - 0.8%
Fortune Brands Home & Security, Inc.*	77,206	1,315
Lennox International, Inc.	25,560	863
Louisiana-Pacific Corp.*	68,667	554
Martin Marietta Materials, Inc.	22,711	1,712

		4,444

Chemicals - 2.6%
Albemarle Corp.	44,085	2,271
Ashland, Inc.	38,793	2,217
Cabot Corp.	31,696	1,019
Cytec Industries, Inc.	24,609	1,099
Intrepid Potash, Inc.*	26,446	599
Minerals Technologies, Inc.	8,581	485
NewMarket Corp.	5,267	1,044
Olin Corp.	39,860	783
RPM International, Inc.	65,106	1,598
Sensient Technologies Corp.	24,861	942
Valspar Corp.	46,449	1,810

		13,867

Coal - 0.4%
Arch Coal, Inc.	104,923	1,523
Patriot Coal Corp.*	44,551	377

		1,900

Commercial Services - 4.8%
Aaron’s, Inc.	37,531	1,001
Alliance Data Systems Corp.*	24,831	2,578
Convergys Corp.*	59,767	763

EQUITY INDEX FUNDS    52    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6% continued
Commercial Services - 4.8% continued
CoreLogic, Inc.*	53,390	$690
Corporate Executive Board (The) Co.	16,669	635
Corrections Corp. of America*	49,348	1,005
Deluxe Corp.	24,684	562
FTI Consulting, Inc.*	20,334	863
Gartner, Inc.*	47,119	1,638
Global Payments, Inc.	38,896	1,843
HMS Holdings Corp.*	42,262	1,352
ITT Educational Services, Inc.*	10,019	570
Korn/Ferry International*	23,311	398
Lender Processing Services, Inc.	42,300	638
Manpower, Inc.	40,465	1,447
Matthews International Corp., Class A	14,438	454
Monster Worldwide, Inc.*	65,173	517
Rent-A-Center, Inc.	29,171	1,079
Rollins, Inc.	32,130	714
SEI Investments Co.	72,581	1,259
Service Corp. International	113,281	1,206
Sotheby’s	33,481	955
Strayer Education, Inc.	5,828	566
Towers Watson & Co., Class A	25,599	1,534
TravelCenters of America LLC - (Fractional Shares)*	80,000	—
United Rentals, Inc.*	31,096	919
Valassis Communications, Inc.*	22,810	439

		25,625

Computers - 2.3%
Cadence Design Systems, Inc.*	135,142	1,406
Diebold, Inc.	31,063	934
DST Systems, Inc.	16,658	758
Jack Henry & Associates, Inc.	42,994	1,445
Mentor Graphics Corp.*	46,857	635
MICROS Systems, Inc.*	39,773	1,853
NCR Corp.*	78,100	1,286
Riverbed Technology, Inc.*	76,950	1,808
Synopsys, Inc.*	71,146	1,935

		12,060

Distribution/Wholesale - 1.8%
Arrow Electronics, Inc.*	55,473	2,075
Fossil, Inc.*	26,127	2,073
Ingram Micro, Inc., Class A*	76,123	1,385
LKQ Corp.*	72,810	2,190
Owens & Minor, Inc.	31,442	874
Watsco, Inc.	14,096	926

		9,523

Diversified Financial Services - 1.6%
Affiliated Managers Group, Inc.*	26,439	2,537
Eaton Vance Corp.	56,872	1,344
Greenhill & Co., Inc.	14,497	527
Janus Capital Group, Inc.	93,944	593
Jefferies Group, Inc.	72,405	996
Raymond James Financial, Inc.	50,617	1,567
Waddell & Reed Financial, Inc., Class A	42,243	1,046

		8,610

Electric - 4.1%
Alliant Energy Corp.	55,184	2,434
Black Hills Corp.	19,797	665
Cleco Corp.	30,129	1,148
Great Plains Energy, Inc.	67,360	1,467
Hawaiian Electric Industries, Inc.	47,640	1,262
IDACORP, Inc.	24,703	1,048
MDU Resources Group, Inc.	93,822	2,013
National Fuel Gas Co.	41,139	2,287
NSTAR	51,530	2,420
NV Energy, Inc.	117,192	1,916
OGE Energy Corp.	48,765	2,765
PNM Resources, Inc.	39,715	724
Westar Energy, Inc.	58,244	1,676

		21,825

Electrical Components & Equipment - 1.6%
AMETEK, Inc.	79,533	3,348
Energizer Holdings, Inc.*	33,232	2,575
General Cable Corp.*	26,111	653
Hubbell, Inc., Class B	29,274	1,957

		8,533

Electronics - 2.9%
Avnet, Inc.*	73,647	2,289
Gentex Corp.	71,247	2,108
Itron, Inc.*	20,317	727
Mettler-Toledo International, Inc.*	15,685	2,317
National Instruments Corp.	45,967	1,193
Tech Data Corp.*	20,479	1,012
Thomas & Betts Corp.*	25,832	1,410
Trimble Navigation Ltd.*	61,240	2,658
Vishay Intertechnology, Inc.*	78,458	705

NORTHERN FUNDS QUARTERLY REPORT    53    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6% continued
Electronics - 2.9% continued
Woodward, Inc.	29,752	$1,218

		15,637

Engineering & Construction - 1.1%
AECOM Technology Corp.*	57,240	1,177
Granite Construction, Inc.	17,616	418
KBR, Inc.	73,943	2,061
Shaw Group (The), Inc.*	32,329	870
URS Corp.*	39,533	1,388

		5,914

Entertainment - 0.4%
Bally Technologies, Inc.*	21,618	855
DreamWorks Animation SKG, Inc., Class A*	35,685	592
International Speedway Corp., Class A	13,680	347
Scientific Games Corp., Class A*	28,089	273

		2,067

Environmental Control - 0.7%
Clean Harbors, Inc.*	23,496	1,497
Mine Safety Appliances Co.	15,595	517
Waste Connections, Inc.	55,648	1,844

		3,858

Food - 1.8%
Corn Products International, Inc.	37,642	1,980
Flowers Foods, Inc.	56,069	1,064
Lancaster Colony Corp.	9,950	690
Ralcorp Holdings, Inc.*	27,408	2,343
Ruddick Corp.	24,463	1,043
Smithfield Foods, Inc.*	81,122	1,970
Tootsie Roll Industries, Inc.	12,054	285

		9,375

Forest Products & Paper - 0.9%
Domtar Corp.	18,088	1,447
Potlatch Corp.	20,193	628
Rayonier, Inc.	60,144	2,684
Rayonier, Inc. - (Fractional Shares)*	50,000	—

		4,759

Gas - 2.2%
Atmos Energy Corp.	44,925	1,498
Energen Corp.	35,796	1,790
Questar Corp.	88,203	1,752
Southern Union Co.	62,054	2,613
UGI Corp.	57,290	1,685
Vectren Corp.	40,658	1,229
WGL Holdings, Inc.	25,560	1,130

		11,697

Hand/Machine Tools - 0.8%
Kennametal, Inc.	39,442	1,440
Lincoln Electric Holdings, Inc.	41,609	1,628
Regal-Beloit Corp.	20,571	1,049

		4,117

Healthcare - Products - 3.4%
Cooper (The) Cos., Inc.	23,702	1,672
Gen-Probe, Inc.*	23,097	1,366
Henry Schein, Inc.*	44,890	2,892
Hill-Rom Holdings, Inc.	30,615	1,031
Hologic, Inc.*	130,622	2,287
IDEXX Laboratories, Inc.*	27,894	2,147
Masimo Corp.*	30,256	565
ResMed, Inc.*	72,971	1,853
STERIS Corp.	28,882	861
Techne Corp.	18,374	1,254
Teleflex, Inc.	20,225	1,240
Thoratec Corp.*	29,735	998

		18,166

Healthcare - Services - 2.3%
AMERIGROUP Corp.*	23,768	1,404
Community Health Systems, Inc.*	44,947	784
Covance, Inc.*	30,180	1,380
Health Management Associates, Inc., Class A*	125,995	929
Health Net, Inc.*	41,191	1,253
LifePoint Hospitals, Inc.*	23,924	889
Lincare Holdings, Inc.	43,957	1,130
Mednax, Inc.*	24,310	1,751
Universal Health Services, Inc., Class B	47,939	1,863
WellCare Health Plans, Inc.*	21,267	1,116

		12,499

Home Builders - 0.8%
KB Home	35,100	236
MDC Holdings, Inc.	18,047	318
NVR, Inc.*	2,477	1,699
Thor Industries, Inc.	22,051	605
Toll Brothers, Inc.*	73,102	1,493

		4,351

EQUITY INDEX FUNDS    54    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6% continued
Household Products/Wares - 1.1%
American Greetings Corp., Class A	19,512	$244
Church & Dwight Co., Inc.	71,147	3,256
Scotts Miracle-Gro (The) Co., Class A	21,488	1,003
Tupperware Brands Corp.	28,493	1,595

		6,098

Insurance - 4.2%
American Financial Group, Inc.	38,253	1,411
Arthur J. Gallagher & Co.	56,291	1,882
Aspen Insurance Holdings Ltd.	35,064	929
Brown & Brown, Inc.	57,649	1,305
Everest Re Group Ltd.	26,717	2,247
Fidelity National Financial, Inc., Class A	108,920	1,735
First American Financial Corp.	52,732	668
Hanover Insurance Group (The), Inc.	22,221	777
HCC Insurance Holdings, Inc.	56,389	1,551
Kemper Corp.	25,023	731
Mercury General Corp.	17,998	821
Old Republic International Corp.	126,763	1,175
Protective Life Corp.	41,017	925
Reinsurance Group of America, Inc.	36,367	1,900
StanCorp Financial Group, Inc.	22,025	809
Transatlantic Holdings, Inc.	28,537	1,562
W.R. Berkley Corp.	55,192	1,898

		22,326

Internet - 1.5%
AOL, Inc.*	48,526	733
Equinix, Inc.*	23,554	2,388
Rackspace Hosting, Inc.*	51,472	2,214
TIBCO Software, Inc.*	80,073	1,915
ValueClick, Inc.*	41,344	673

		7,923

Investment Companies - 0.1%
Apollo Investment Corp.	98,672	635

Iron/Steel - 1.0%
Carpenter Technology Corp.	21,946	1,130
Commercial Metals Co.	57,416	794
Reliance Steel & Aluminum Co.	37,225	1,812
Steel Dynamics, Inc.	108,481	1,427

		5,163

Leisure Time - 0.6%
Life Time Fitness, Inc.*	21,007	982
Polaris Industries, Inc.	34,314	1,921
WMS Industries, Inc.*	28,072	576

		3,479

Machinery - Construction & Mining - 0.1%
Terex Corp.*	54,692	739

Machinery - Diversified - 2.0%
AGCO Corp.*	48,287	2,075
Gardner Denver, Inc.	25,145	1,938
Graco, Inc.	29,629	1,212
IDEX Corp.	41,417	1,537
Nordson Corp.	29,613	1,219
Wabtec Corp.	23,847	1,668
Zebra Technologies Corp., Class A*	25,772	922

		10,571

Media - 1.0%
AMC Networks, Inc., Class A*	28,533	1,072
FactSet Research Systems, Inc.	22,431	1,958
John Wiley & Sons, Inc., Class A	23,617	1,049
Meredith Corp.	18,690	610
New York Times (The) Co., Class A*	58,478	452
Scholastic Corp.	12,872	386

		5,527

Metal Fabrication/Hardware - 0.6%
Timken (The) Co.	41,674	1,613
Valmont Industries, Inc.	11,159	1,013
Worthington Industries, Inc.	27,119	445

		3,071

Mining - 0.2%
Compass Minerals International, Inc.	16,349	1,126

Miscellaneous Manufacturing - 3.0%
Acuity Brands, Inc.	20,883	1,107
Aptargroup, Inc.	32,855	1,714
Brink’s (The) Co.	23,598	634
Carlisle Cos., Inc.	30,304	1,342
CLARCOR, Inc.	24,948	1,247
Crane Co.	24,277	1,134
Donaldson Co., Inc.	37,072	2,524
Harsco Corp.	40,086	825
ITT Corp.	46,052	890
Pentair, Inc.	49,009	1,632
SPX Corp.	25,319	1,526
Trinity Industries, Inc.	39,771	1,196

		15,771

NORTHERN FUNDS QUARTERLY REPORT    55    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6% continued
Office Furnishings - 0.2%
Herman Miller, Inc.	29,387	$542
HNI Corp.	22,579	589

		1,131

Oil & Gas - 2.9%
Bill Barrett Corp.*	23,239	792
Cimarex Energy Co.	42,586	2,636
Comstock Resources, Inc.*	23,147	354
Forest Oil Corp.*	55,922	758
HollyFrontier Corp.	103,298	2,417
Northern Oil and Gas, Inc.*	31,457	754
Patterson-UTI Energy, Inc.	76,619	1,531
Plains Exploration & Production Co.*	70,040	2,572
Quicksilver Resources, Inc.*	60,925	409
SM Energy Co.	31,809	2,325
Unit Corp.*	20,564	954

		15,502

Oil & Gas Services - 2.2%
Atwood Oceanics, Inc.*	28,084	1,118
CARBO Ceramics, Inc.	9,886	1,219
Dresser-Rand Group, Inc.*	37,433	1,868
Dril-Quip, Inc.*	17,124	1,127
Helix Energy Solutions Group, Inc.*	52,366	827
Oceaneering International, Inc.	53,729	2,479
Oil States International, Inc.*	25,465	1,945
Superior Energy Services, Inc.*	39,629	1,127

		11,710

Packaging & Containers - 1.5%
Greif, Inc., Class A	15,366	700
Packaging Corp. of America	48,470	1,223
Rock-Tenn Co., Class A	35,015	2,020
Silgan Holdings, Inc.	24,651	953
Sonoco Products Co.	49,620	1,635
Temple-Inland, Inc.	54,482	1,728

		8,259

Pharmaceuticals - 1.3%
Catalyst Health Solutions, Inc.*	24,861	1,293
Endo Pharmaceuticals Holdings, Inc.*	58,012	2,003
Medicis Pharmaceutical Corp., Class A	31,325	1,041
Omnicare, Inc.	56,846	1,958
VCA Antech, Inc.*	43,021	850

		7,145

Real Estate - 0.2%
Jones Lang LaSalle, Inc.	21,566	1,321

Real Estate Investment Trusts - 8.0%
Alexandria Real Estate Equities, Inc.	30,773	2,122
American Campus Communities, Inc.	35,234	1,479
BRE Properties, Inc.	37,445	1,890
Camden Property Trust	35,483	2,209
Corporate Office Properties Trust	35,798	761
Duke Realty Corp.	125,569	1,513
Equity One, Inc.	29,013	493
Essex Property Trust, Inc.	16,974	2,385
Federal Realty Investment Trust	31,600	2,868
Highwoods Properties, Inc.	36,016	1,069
Home Properties, Inc.	23,991	1,381
Hospitality Properties Trust	61,308	1,409
Liberty Property Trust	57,623	1,779
Macerich (The) Co.	65,565	3,318
Mack-Cali Realty Corp.	43,212	1,153
National Retail Properties, Inc.	51,404	1,356
Omega Healthcare Investors, Inc.	51,118	989
Realty Income Corp.	66,286	2,317
Regency Centers Corp.	44,630	1,679
Senior Housing Properties Trust	80,810	1,813
SL Green Realty Corp.	42,787	2,851
Taubman Centers, Inc.	28,812	1,789
UDR, Inc.	108,865	2,733
Weingarten Realty Investors	59,956	1,308

		42,664

Retail - 6.9%
99 Cents Only Stores*	24,005	527
Advance Auto Parts, Inc.	35,990	2,506
Aeropostale, Inc.*	40,676	620
American Eagle Outfitters, Inc.	95,869	1,466
ANN, Inc.*	26,208	649
Ascena Retail Group, Inc.*	33,364	992
Barnes & Noble, Inc.*	19,870	288
Bob Evans Farms, Inc.	14,811	497
Brinker International, Inc.	39,873	1,067
Cheesecake Factory (The), Inc.*	27,142	797
Chico’s FAS, Inc.	82,947	924
Collective Brands, Inc.*	30,871	444
Copart, Inc.*	26,484	1,268
Dick’s Sporting Goods, Inc.	47,954	1,768
Foot Locker, Inc.	75,821	1,808
Guess?, Inc.	33,071	986

EQUITY INDEX FUNDS    56    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6% continued
Retail - 6.9% continued
HSN, Inc.	20,000	$725
MSC Industrial Direct Co., Class A	22,758	1,628
Office Depot, Inc.*	133,945	288
Panera Bread Co., Class A*	14,728	2,083
PetSmart, Inc.	55,480	2,846
PVH Corp.	33,547	2,365
RadioShack Corp.	50,737	493
Regis Corp.	27,919	462
Saks, Inc.*	79,477	775
Signet Jewelers Ltd.	43,152	1,897
Tractor Supply Co.	35,314	2,477
Wendy’s (The) Co.	147,091	788
Williams-Sonoma, Inc.	51,482	1,982
World Fuel Services Corp.	35,335	1,483

		36,899

Savings & Loans - 1.0%
Astoria Financial Corp.	40,952	348
First Niagara Financial Group, Inc.	172,497	1,489
New York Community Bancorp, Inc.	217,174	2,686
Washington Federal, Inc.	53,948	755

		5,278

Semiconductors - 2.8%
Atmel Corp.*	229,579	1,860
Cree, Inc.*	57,190	1,260
Cypress Semiconductor Corp.*	76,907	1,299
Fairchild Semiconductor International, Inc.*	63,302	762
Integrated Device Technology, Inc.*	68,359	373
International Rectifier Corp.*	34,360	667
Intersil Corp., Class A	63,222	660
Lam Research Corp.*	59,314	2,196
MEMC Electronic Materials, Inc.*	117,226	462
QLogic Corp.*	50,115	752
Rovi Corp.*	54,519	1,340
Semtech Corp.*	32,921	817
Silicon Laboratories, Inc.*	20,752	901
Skyworks Solutions, Inc.*	93,193	1,512

		14,861

Shipbuilding - 0.1%
Huntington Ingalls Industries, Inc.*	24,282	760

Software - 3.6%
ACI Worldwide, Inc.*	16,972	486
Acxiom Corp.*	39,640	484
Advent Software, Inc.*	15,592	380
Allscripts Healthcare Solutions, Inc.*	94,132	1,783
ANSYS, Inc.*	45,896	2,629
Broadridge Financial Solutions, Inc.	61,583	1,389
Compuware Corp.*	108,555	903
Concur Technologies, Inc.*	23,070	1,172
Fair Isaac Corp.	17,871	640
Informatica Corp.*	52,808	1,950
Mantech International Corp., Class A	11,257	352
MSCI, Inc., Class A*	59,843	1,971
Parametric Technology Corp.*	57,894	1,057
Quest Software, Inc.*	28,442	529
Solera Holdings, Inc.	35,208	1,568
VeriFone Systems, Inc.*	52,285	1,857

		19,150

Telecommunications - 1.7%
ADTRAN, Inc.	31,545	951
Ciena Corp.*	48,833	591
NeuStar, Inc., Class A*	32,449	1,109
Plantronics, Inc.	21,667	772
Polycom, Inc.*	87,889	1,433
RF Micro Devices, Inc.*	138,460	748
Telephone & Data Systems, Inc.	45,590	1,180
Tellabs, Inc.	182,069	735
tw telecom, Inc.*	74,193	1,438

		8,957

Textiles - 0.3%
Mohawk Industries, Inc.*	28,306	1,694

Transportation - 2.4%
Alexander & Baldwin, Inc.	20,688	844
Con-way, Inc.	27,622	805
J.B. Hunt Transport Services, Inc.	44,621	2,011
Kansas City Southern*	54,597	3,713
Kirby Corp.*	27,639	1,820
Landstar System, Inc.	23,240	1,114
Tidewater, Inc.	25,818	1,273
UTi Worldwide, Inc.	51,357	683
Werner Enterprises, Inc.	22,477	542

		12,805

Trucking & Leasing - 0.2%
GATX Corp.	23,134	1,010

NORTHERN FUNDS QUARTERLY REPORT    57    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued	DECEMBER 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6% continued
Water - 0.3%
Aqua America, Inc.	68,807	$1,517

Total Common Stocks (Cost $477,620)		521,659

INVESTMENT COMPANIES - 1.9%
Northern Institutional Funds - Diversified Assets Portfolio (1) (2)	10,113,527	10,114
Total Investment Companies (Cost $10,114)		10,114

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS - 0.0%
Krispy Kreme Doughnuts, Inc., Exp. 3/2/12, Strike $12.21*	16	$—

Total Warrants (Cost $ — )		—

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT - TERM INVESTMENTS - 0.4%
U.S. Treasury Bill,
0.02%, 5/3/12(3)	$1,975	$1,975

Total Short-Term Investments (Cost $1,975)		1,975

Total Investments - 99.9% (Cost $489,709)		533,748

Other Assets less Liabilities - 0.1%		507

NET ASSETS - 100.0%		$534,255

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(2)

At March 31, 2011, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $13,892,000 with net sales of approximately $3,778,000 during the nine months ended December 31, 2011.

(3)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

Federal Tax Information:

At December 31, 2011, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$506,562

Gross tax appreciation of investments	$71,388
Gross tax depreciation of investments	(44,202)

Net tax appreciation of investments	$27,186

At December 31, 2011, the Mid Cap Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
E-Mini S&P MidCap 400	142	$12,458	Long	3/12	$130

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Mid Cap Index Fund’s investments and other financial instruments, which are carried at fair value, as of December 31, 2011:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$521,659	(1)	$—	$—	$521,659
Investment Companies	10,114		—	—	10,114
Short-Term Investments	—		1,975	—	1,975

Total Investments	$531,773		$1,975	$—	$533,748

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$130		$—	$—	$130

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At December 31, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

EQUITY INDEX FUNDS    58    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND	DECEMBER 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.1%
Advertising - 0.1%
Harte-Hanks, Inc.	17,100	$155
Marchex, Inc., Class B	7,079	44
MDC Partners, Inc., Class A	9,557	129
Valuevision Media, Inc., Class A*	14,151	27

		355

Aerospace/Defense - 1.5%
AAR Corp.	15,223	292
Aerovironment, Inc.*	6,102	192
Astronics Corp.*	3,972	142
Cubic Corp.	5,789	252
Curtiss-Wright Corp.	17,142	606
Ducommun, Inc.	3,544	45
Esterline Technologies Corp.*	11,372	636
GenCorp, Inc.*	23,113	123
HEICO Corp.	15,381	899
Kaman Corp.	9,523	260
Kratos Defense & Security Solutions, Inc.*	11,714	70
LMI Aerospace, Inc.*	3,793	67
Moog, Inc., Class A*	16,917	743
National Presto Industries, Inc.	1,795	168
Orbital Sciences Corp.*	21,515	313
Teledyne Technologies, Inc.*	13,687	751
Triumph Group, Inc.	13,787	806

		6,365

Agriculture - 0.3%
Alico, Inc.	1,544	30
Alliance One International, Inc.*	31,003	84
Andersons (The), Inc.	6,711	293
Cadiz, Inc.*	3,684	35
Griffin Land & Nurseries, Inc.	878	23
Limoneira Co.	2,814	48
MGP Ingredients, Inc.	4,421	22
Star Scientific, Inc.*	36,939	81
Tejon Ranch Co.*	4,946	121
Universal Corp.	8,721	401
Vector Group Ltd.	17,806	316

		1,454

Airlines - 0.6%
Alaska Air Group, Inc.*	13,246	995
Allegiant Travel Co.*	5,434	290
Hawaiian Holdings, Inc.*	18,332	106
JetBlue Airways Corp.*	91,699	477
Republic Airways Holdings, Inc.*	16,609	57
SkyWest, Inc.	20,187	254
Spirit Airlines, Inc.*	6,170	96
US Airways Group, Inc.*	59,121	300

		2,575

Apparel - 1.3%
Carter’s, Inc.*	17,964	715
Cherokee, Inc.	3,425	40
Cocs, Inc.*	33,449	494
Columbia Sportswear Co.	4,530	211
Delta Apparel, Inc.*	2,324	44
G-III Apparel Group Ltd.*	6,297	157
Iconix Brand Group, Inc.*	26,974	440
Jones Group (The), Inc.	29,949	316
K-Swiss, Inc., Class A*	9,241	27
Maidenform Brands, Inc.*	8,818	161
Oxford Industries, Inc.	4,592	207
Perry Ellis International, Inc.*	4,527	64
Quiksilver, Inc.*	46,070	166
R.G. Barry Corp.	3,764	46
Skechers U.S.A., Inc., Class A*	14,142	171
Steven Madden Ltd.*	13,942	481
True Religion Apparel, Inc.*	9,667	334
Unifi, Inc.*	5,004	38
Warnaco Group (The), Inc.*	15,004	751
Weyco Group, Inc.	2,699	66
Wolverine World Wide, Inc.	18,222	650

		5,579

Auto Manufacturers - 0.0%
Wabash National Corp.*	26,315	206

Auto Parts & Equipment - 0.9%
Accuride Corp.*	16,461	117
American Axle & Manufacturing Holdings, Inc.*	24,809	245
Amerigon, Inc.*	7,784	111
Commercial Vehicle Group, Inc.*	11,365	103
Cooper Tire & Rubber Co.	22,786	319
Dana Holding Corp.*	54,287	660
Dorman Products, Inc.*	3,855	142
Douglas Dynamics, Inc.	6,641	97
Exide Technologies*	27,549	73
Fuel Systems Solutions, Inc.*	5,982	99
Meritor, Inc.*	34,772	185
Miller Industries, Inc.	4,379	69

NORTHERN FUNDS QUARTERLY REPORT    59     EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.1% continued
Auto Parts & Equipment - 0.9% continued
Modine Manufacturing Co.*	18,202	$172
Motorcar Parts of America, Inc.*	4,239	32
Spartan Motors, Inc.	11,284	54
Standard Motor Products, Inc.	6,904	138
Superior Industries International, Inc.	9,037	150
Tenneco, Inc.*	22,477	669
Titan International, Inc.	15,618	304
Tower International, Inc.*	2,111	23

		3,762

Banks - 6.1%
1st Source Corp.	5,349	135
1st United Bancorp, Inc.*	10,456	58
Alliance Financial Corp.	1,519	47
Ameris Bancorp*	9,240	95
Ames National Corp.	3,359	65
Arrow Financial Corp.	3,678	86
Bancfirst Corp.	2,346	88
Banco Latinoamericano de Comercio
Exterior S.A., Class E	9,816	158
Bancorp (The), Inc.*	11,846	86
Bancorp Rhode Island, Inc.	1,279	51
BancorpSouth, Inc.	30,242	333
Bank of Kentucky Financial Corp.	1,970	39
Bank of Marin Bancorp	1,842	69
Bank of the Ozarks, Inc.	10,421	309
Banner Corp.	5,765	99
BBCN Bancorp, Inc.*	27,215	257
Boston Private Financial Holdings, Inc.	26,996	214
Bridge Bancorp, Inc.	2,679	53
Bridge Capital Holdings*	3,189	33
Bryn Mawr Bank Corp.	3,776	74
Camden National Corp.	2,886	94
Capital Bank Corp.*	5,006	10
Capital City Bank Group, Inc.	3,342	32
Cardinal Financial Corp.	11,106	119
Cascade Bancorp*	2,135	9
Cass Information Systems, Inc.	3,416	124
Cathay General Bancorp	28,848	431
Center Bancorp, Inc.	4,122	40
Centerstate Banks, Inc.	12,187	81
Central Pacific Financial Corp.*	5,139	66
Century Bancorp, Inc., Class A	1,493	42
Chemical Financial Corp.	10,362	221
Citizens & Northern Corp.	4,958	92
City Holding Co.	5,686	193
CNB Financial Corp.	4,623	73
CoBiz Financial, Inc.	11,505	66
Columbia Banking System, Inc.	14,755	284
Community Bank System, Inc.	13,530	376
Community Trust Bancorp, Inc.	5,392	159
CVB Financial Corp.	32,782	329
Eagle Bancorp, Inc.*	6,534	95
Encore Bancshares, Inc.*	3,594	49
Enterprise Bancorp, Inc.	2,005	29
Enterprise Financial Services Corp.	5,581	83
Financial Institutions, Inc.	4,758	77
First Bancorp	6,273	70
First Bancorp, Inc.	3,325	51
First Busey Corp.	29,734	149
First Commonwealth Financial Corp.	38,574	203
First Community Bancshares, Inc.	5,791	72
First Connecticut Bancorp, Inc.	6,350	83
First Financial Bancorp	21,111	351
First Financial Bankshares, Inc.	11,517	385
First Financial Corp.	4,234	141
First Interstate Bancsystem, Inc.	5,479	71
First Merchants Corp.	8,769	74
First Midwest Bancorp, Inc.	27,517	279
First of Long Island (The) Corp.	3,087	81
FirstMerit Corp.	40,385	611
FNB Corp.	46,844	530
Franklin Financial Corp.*	4,817	57
German American Bancorp, Inc.	4,758	87
Glacier Bancorp, Inc.	26,689	321
Great Southern Bancorp, Inc.	3,493	82
Hampton Roads Bankshares, Inc.*	3,434	9
Hancock Holding Co.	28,207	902
Hanmi Financial Corp.*	11,498	85
Heartland Financial USA, Inc.	6,100	94
Heritage Commerce Corp.*	7,421	35
Heritage Financial Corp.	5,861	74
Home Bancshares, Inc.	8,202	212
Hudson Valley Holding Corp.	5,430	115
IBERIABANK Corp.	10,658	525
Independent Bank Corp.	8,149	222
International Bancshares Corp.	19,359	355
Lakeland Bancorp, Inc.	8,781	76
Lakeland Financial Corp.	5,936	154

EQUITY INDEX FUNDS    60    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.1% continued
Banks - 6.1% continued
MainSource Financial Group, Inc.	7,177	$63
MB Financial, Inc.	19,847	339
Merchants Bancshares, Inc.	1,731	51
Metro Bancorp, Inc.*	4,929	41
MidSouth Bancorp, Inc.	2,625	34
National Bankshares, Inc.	2,550	71
National Penn Bancshares, Inc.	45,100	381
NBT Bancorp, Inc.	12,855	284
Old National Bancorp	35,285	411
OmniAmerican Bancorp, Inc.*	4,352	68
Oriental Financial Group, Inc.	16,928	205
Orrstown Financial Services, Inc.	2,166	18
Pacific Capital Bancorp N.A.*	1,500	42
Pacific Continental Corp.	6,790	60
PacWest Bancorp	11,261	213
Park National Corp.	4,749	309
Park Sterling Corp.*	13,908	57
Penns Woods Bancorp, Inc.	1,532	59
Peoples Bancorp, Inc.	3,829	57
Pinnacle Financial Partners, Inc.*	12,232	198
PrivateBancorp, Inc.	22,522	247
Prosperity Bancshares, Inc.	17,321	699
Renasant Corp.	9,782	147
Republic Bancorp, Inc., Class A	3,954	91
S&T Bancorp, Inc.	10,517	206
S.Y. Bancorp, Inc.	4,813	99
Sandy Spring Bancorp, Inc.	8,438	148
SCBT Financial Corp.	5,340	155
Seacoast Banking Corp.*	25,715	39
Sierra Bancorp	4,091	36
Signature Bank*	16,963	1,018
Simmons First National Corp., Class A	6,688	182
Southside Bancshares, Inc.	6,263	136
Southwest Bancorp, Inc.*	6,683	40
State Bancorp, Inc.	6,127	75
State Bank Financial Corp.*	11,956	181
StellarOne Corp.	8,811	100
Sterling Bancorp	10,753	93
Sterling Financial Corp.*	10,268	171
Suffolk Bancorp*	3,438	37
Sun Bancorp, Inc.*	13,329	32
Susquehanna Bancshares, Inc.	57,953	486
SVB Financial Group*	15,885	758
Taylor Capital Group, Inc.*	3,765	37
Texas Capital Bancshares, Inc.*	13,857	424
Tompkins Financial Corp.	3,172	122
Tower Bancorp, Inc.	3,809	109
TowneBank	9,452	116
Trico Bancshares	4,914	70
Trustco Bank Corp. NY	35,301	198
Trustmark Corp.	23,737	577
UMB Financial Corp.	11,633	433
Umpqua Holdings Corp.	42,041	521
Union First Market Bankshares Corp.	7,060	94
United Bankshares, Inc.	18,543	524
United Community Banks, Inc.*	15,273	107
Univest Corp. of Pennsylvania	6,666	98
Virginia Commerce Bancorp, Inc.*	9,645	75
Walker & Dunlop, Inc.*	3,552	45
Washington Banking Co.	5,467	65
Washington Trust Bancorp, Inc.	5,559	133
Webster Financial Corp.	26,509	540
WesBanco, Inc.	8,633	168
West Bancorporation, Inc.	6,300	60
West Coast Bancorp*	6,933	108
Westamerica Bancorporation	10,578	464
Western Alliance Bancorp*	24,584	153
Wilshire Bancorp, Inc.*	24,783	90
Wintrust Financial Corp.	12,734	357

		25,904

Beverages - 0.2%
Boston Beer (The) Co., Inc., Class A*	2,989	324
Central European Distribution Corp.*	27,330	120
Coca-Cola Bottling Co. Consolidated	1,759	103
Craft Brewers Alliance, Inc.*	3,582	22
Farmer Bros. Co.	1,862	14
National Beverage Corp.*	4,295	69
Peet’s Coffee & Tea, Inc.*	4,660	292
Primo Water Corp.*	4,231	13

		957

Biotechnology - 2.1%
Acorda Therapeutics, Inc.*	14,862	354
Aegerion Pharmaceuticals, Inc.*	3,398	57
Affymax, Inc.*	12,406	82
Alnylam Pharmaceuticals, Inc.*	14,651	119
AMAG Pharmaceuticals, Inc.*	8,007	151
Arena Pharmaceuticals, Inc.*	51,599	97

NORTHERN FUNDS QUARTERLY REPORT    61    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.1% continued
Biotechnology - 2.1% continued
Ariad Pharmaceuticals, Inc.*	48,471	$594
Arqule, Inc.*	18,744	106
Astex Pharmaceuticals*	20,107	38
BioCryst Pharmaceuticals, Inc.*	8,605	21
Biosante Pharmaceuticals, Inc.*	38,453	19
Biotime, Inc.*	9,474	55
Cambrex Corp.*	10,351	74
Cell Therapeutics, Inc.*	69,078	80
Celldex Therapeutics, Inc.*	15,515	40
Chelsea Therapeutics International Ltd.*	19,083	98
Cleveland Biolabs, Inc.*	8,299	24
Complete Genomics, Inc.*	3,452	10
Cubist Pharmaceuticals, Inc.*	22,115	876
Curis, Inc.*	26,853	126
Dynavax Technologies Corp.*	58,022	193
Emergent Biosolutions, Inc.*	9,210	155
Enzo Biochem, Inc.*	13,451	30
Enzon Pharmaceuticals, Inc.*	14,332	96
Exact Sciences Corp.*	21,839	177
Exelixis, Inc.*	46,441	220
Geron Corp.*	49,291	73
GTx, Inc.*	6,293	21
Halozyme Therapeutics, Inc.*	30,486	290
Harvard Bioscience, Inc.*	8,037	31
Immunogen, Inc.*	27,593	320
Immunomedics, Inc.*	23,413	78
Incyte Corp. Ltd.*	32,615	490
Inhibitex, Inc.*	23,357	256
Insmed, Inc.*	8,601	26
InterMune, Inc.*	20,255	255
Lexicon Pharmaceuticals, Inc.*	58,011	75
Ligand Pharmaceuticals, Inc., Class B*	6,868	82
Maxygen, Inc.*	11,448	65
Medicines (The) Co.*	19,661	367
Micromet, Inc.*	34,525	248
Momenta Pharmaceuticals, Inc.*	17,216	299
Novavax, Inc.*	40,211	51
NPS Pharmaceuticals, Inc.*	31,770	209
Nymox Pharmaceutical Corp.*	7,516	62
OncoGenex Pharmaceutical, Inc.*	3,408	40
Oncothyreon, Inc.*	16,279	123
Pacific Biosciences of California, Inc.*	11,777	33
PDL BioPharma, Inc.	51,352	318
Peregrine Pharmaceuticals, Inc.*	34,477	36
PharmAthene, Inc.*	12,369	16
RTI Biologics, Inc.*	22,074	98
Sangamo Biosciences, Inc.*	18,438	52
Seattle Genetics, Inc.*	35,797	598
Sequenom, Inc.*	37,777	168
Sunesis Pharmaceuticals, Inc.*	10,173	12
Transcept Pharmaceuticals, Inc.*	1,641	13
Trius Therapeutics, Inc.*	2,262	16
Vical, Inc.*	25,028	110
ZIOPHARM Oncology, Inc.*	23,271	103

		8,926

Building Materials - 0.9%
AAON, Inc.	7,178	147
Apogee Enterprises, Inc.	10,961	134
Broadwind Energy, Inc.*	55,569	38
Builders FirstSource, Inc.*	16,794	34
Comfort Systems USA, Inc.	14,142	152
Drew Industries, Inc.*	6,839	168
Eagle Materials, Inc.	16,165	415
Gibraltar Industries, Inc.*	11,660	163
Griffon Corp.	18,185	166
Interline Brands, Inc.*	12,677	197
Louisiana-Pacific Corp.*	47,982	387
LSI Industries, Inc.	6,910	42
NCI Building Systems, Inc.*	7,947	86
Quanex Building Products Corp.	14,343	215
Simpson Manufacturing Co., Inc.	15,373	518
Texas Industries, Inc.	8,384	258
Trex Co., Inc.*	6,022	138
Universal Forest Products, Inc.	7,498	232
USG Corp.*	26,518	269

		3,759

Chemicals - 1.7%
A. Schulman, Inc.	11,367	241
Aceto Corp.	10,959	76
American Vanguard Corp.	8,779	117
Balchem Corp.	10,836	439
Chemtura Corp.*	35,765	406
Codexis, Inc.*	8,609	46
Ferro Corp.*	31,527	154
Georgia Gulf Corp.*	12,335	240
H.B. Fuller Co.	18,399	425
Hawkins, Inc.	3,254	120

EQUITY INDEX FUNDS    62    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.1% continued
Chemicals - 1.7% continued
Innophos Holdings, Inc.	8,061	$391
Innospec, Inc.*	8,758	246
KMG Chemicals, Inc.	2,593	45
Kraton Performance Polymers, Inc.*	11,675	237
Landec Corp.*	10,387	57
Minerals Technologies, Inc.	6,626	375
NewMarket Corp.	3,289	652
Oil-Dri Corp. of America	1,562	32
Olin Corp.	29,200	574
OM Group, Inc.*	11,777	264
Omnova Solutions, Inc.*	15,461	71
PolyOne Corp.	33,895	391
Quaker Chemical Corp.	4,527	176
Sensient Technologies Corp.	18,252	692
Spartech Corp.*	10,863	51
Stepan Co.	3,013	241
TPC Group, Inc.*	5,218	122
Zep, Inc.	7,938	111
Zoltek Cos., Inc.*	11,080	84

		7,076

Coal - 0.2%
Cloud Peak Energy, Inc.*	22,400	433
Hallador Energy Co.	1,335	13
James River Coal Co.*	13,916	96
L&L Energy, Inc.*	9,234	24
Patriot Coal Corp.*	33,936	288
SunCoke Energy, Inc.*	4,738	53
Westmoreland Coal Co.*	3,391	43

		950

Commercial Services - 6.3%
ABM Industries, Inc.	19,738	407
Acacia Research - Acacia Technologies*	16,009	584
Accretive Health, Inc.*	15,098	347
Advance America Cash Advance Centers, Inc.	20,379	182
Advisory Board (The) Co.*	5,909	439
Albany Molecular Research, Inc.*	6,458	19
American Public Education, Inc.*	6,741	292
American Reprographics Co.*	12,744	58
AMN Healthcare Services, Inc.*	14,104	62
Arbitron, Inc.	10,161	350
Ascent Capital Group, Inc., Class A*	5,204	264
AVEO Pharmaceuticals, Inc.*	11,655	200
Avis Budget Group, Inc.*	38,276	410
Barrett Business Services, Inc.	3,027	60
Bridgepoint Education, Inc.*	6,358	146
Capella Education Co.*	5,331	192
Cardtronics, Inc.*	15,986	433
CBIZ, Inc.*	14,422	88
CDI Corp.	5,138	71
Cenveo, Inc.*	18,706	64
Chemed Corp.	7,303	374
Consolidated Graphics, Inc.*	3,233	156
Convergys Corp.*	38,958	497
Corinthian Colleges, Inc.*	32,004	69
Corporate Executive Board (The) Co.	12,862	490
Corvel Corp.*	2,280	118
CoStar Group, Inc.*	9,273	619
CRA International, Inc.*	3,757	75
Cross Country Healthcare, Inc.*	9,814	54
Deluxe Corp.	18,792	428
DFC Global Corp.*	15,853	286
Dollar Thrifty Automotive Group, Inc.*	10,768	757
Electro Rent Corp.	6,772	116
Essex Rental Corp.*	5,915	17
Euronet Worldwide, Inc.*	18,672	345
ExamWorks Group, Inc.*	11,231	106
ExlService Holdings, Inc.*	5,711	128
Forrester Research, Inc.*	5,429	184
Franklin Covey Co.*	4,930	42
FTI Consulting, Inc.*	15,642	664
Geo Group (The), Inc.*	23,899	400
Global Cash Access Holdings, Inc.*	23,729	106
Grand Canyon Education, Inc.*	10,765	172
Great Lakes Dredge & Dock Corp.	22,930	127
H&E Equipment Services, Inc.*	10,250	138
Hackett Group (The), Inc.*	13,789	52
Healthcare Services Group, Inc.	24,026	425
Heartland Payment Systems, Inc.	14,143	345
Heidrick & Struggles International, Inc.	6,840	147
Hill International, Inc.*	8,874	46
Hillenbrand, Inc.	23,377	522
HMS Holdings Corp.*	31,101	995
Hudson Highland Group, Inc.*	11,429	55
Huron Consulting Group, Inc.*	8,158	316
ICF International, Inc.*	7,486	186
Insperity, Inc.	8,568	217
Intersections, Inc.	3,125	35

NORTHERN FUNDS QUARTERLY REPORT    63    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.1% continued
Commercial Services - 6.3% continued
K12, Inc.*	9,622	$173
Kelly Services, Inc., Class A	9,525	130
Kenexa Corp.*	9,723	260
Kforce, Inc.*	10,853	134
Korn/Ferry International*	17,395	297
Landauer, Inc.	3,525	182
Lincoln Educational Services Corp.	7,864	62
Live Nation Entertainment, Inc.*	51,439	427
Mac-Gray Corp.	3,866	53
Matthews International Corp., Class A	10,752	338
MAXIMUS, Inc.	12,667	524
McGrath Rentcorp	9,143	265
Medifast, Inc.*	5,052	69
MoneyGram International, Inc.*	3,534	63
Monro Muffler Brake, Inc.	11,274	437
Multi-Color Corp.	4,389	113
National American University Holdings, Inc.	3,327	25
National Research Corp.	829	32
Navigant Consulting, Inc.*	19,607	224
Odyssey Marine Exploration, Inc.*	26,829	74
On Assignment, Inc.*	13,219	148
PAREXEL International Corp.*	21,930	455
Pendrell Corp.*	57,925	148
PHH Corp.*	20,418	218
PRGX Global, Inc.*	6,764	40
Providence Service (The) Corp.*	5,369	74
Quad Graphics, Inc.	9,448	135
Rent-A-Center, Inc.	21,730	804
Resources Connection, Inc.	17,078	181
Rollins, Inc.	23,133	514
RPX Corp.*	3,276	41
RSC Holdings, Inc.*	24,843	460
ServiceSource International, Inc.*	3,457	54
Sotheby’s	25,119	717
Standard Parking Corp.*	6,113	109
Steiner Leisure Ltd.*	5,667	257
Stewart Enterprises, Inc., Class A	28,157	162
Strayer Education, Inc.	4,547	442
Swisher Hygiene, Inc.*	33,491	125
Team Health Holdings, Inc.*	9,877	218
Team, Inc.*	7,339	218
TeleTech Holdings, Inc.*	9,657	156
TMS International Corp., Class A*	4,438	44
TNS, Inc.*	9,706	172
Transcend Services, Inc.*	3,378	80
TrueBlue, Inc.*	14,596	203
United Rentals, Inc.*	22,961	679
Universal Technical Institute, Inc.*	7,414	95
Valassis Communications, Inc.*	16,533	318
Viad Corp.	7,683	134
Wright Express Corp.*	14,374	780
Zillow, Inc.*	1,458	33
Zipcar, Inc.*	3,548	48

		26,621

Computers - 2.0%
3D Systems Corp.*	15,308	220
Agilysys, Inc.*	6,600	53
CACI International, Inc., Class A*	9,864	552
Carbonite, Inc.*	2,886	32
CIBER, Inc.*	25,446	98
Computer Task Group, Inc.*	5,549	78
Cray, Inc.*	14,536	94
Digimarc Corp.*	2,649	63
Dot Hill Systems Corp.*	19,887	27
Dynamics Research Corp.*	3,155	36
Echelon Corp.*	12,586	61
Electronics for Imaging, Inc.*	17,213	245
iGate Corp.*	11,788	185
Imation Corp.*	10,363	59
Immersion Corp.*	10,027	52
Insight Enterprises, Inc.*	16,252	249
j2 Global, Inc.	17,082	481
Jack Henry & Associates, Inc.	31,690	1,065
KEYW Holding (The) Corp.*	6,370	47
LivePerson, Inc.*	19,539	245
Magma Design Automation, Inc.*	25,485	183
Manhattan Associates, Inc.*	7,439	301
Maxwell Technologies, Inc.*	10,587	172
Mentor Graphics Corp.*	35,811	486
Mercury Computer Systems, Inc.*	11,716	156
MTS Systems Corp.	5,799	236
NCI, Inc., Class A*	2,573	30
Netscout Systems, Inc.*	14,025	247
OCZ Technology Group, Inc.*	19,757	131
Quantum Corp.*	84,066	202
Radisys Corp.*	6,335	32
RealD, Inc.*	16,032	127
Rimage Corp.	3,513	40

EQUITY INDEX FUNDS    64    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.1% continued
Computers - 2.0% continued
Silicon Graphics International Corp.*	11,884	$136
Spansion, Inc., Class A*	18,355	152
STEC, Inc.*	13,583	117
Stratasys, Inc.*	8,021	244
Stream Global Services, Inc.*	2,308	8
Super Micro Computer, Inc.*	10,392	163
SYKES Enterprises, Inc.*	14,492	227
Synaptics, Inc.*	11,949	360
Syntel, Inc.	5,607	262
Unisys Corp.*	15,929	314
Virtusa Corp.*	5,201	75
Wave Systems Corp., Class A*	28,125	61
Xyratex Ltd.	10,314	137

		8,541

Cosmetics/Personal Care - 0.1%
Elizabeth Arden, Inc.*	9,014	334
Inter Parfums, Inc.	5,868	91
Revlon, Inc., Class A*	4,100	61

		486

Distribution/Wholesale - 1.0%
Beacon Roofing Supply, Inc.*	16,604	336
Brightpoint, Inc.*	24,491	264
Core-Mark Holding Co., Inc.	4,357	173
Houston Wire & Cable Co.	6,166	85
MWI Veterinary Supply, Inc.*	4,582	304
Owens & Minor, Inc.	23,572	655
Pool Corp.	17,519	527
Rentrak Corp.*	3,109	44
Scansource, Inc.*	10,071	363
School Specialty, Inc.*	5,543	14
Titan Machinery, Inc.*	6,008	131
United Stationers, Inc.	15,704	511
Watsco, Inc.	10,267	674

		4,081

Diversified Financial Services - 1.8%
Aircastle Ltd.	20,020	255
Apollo Residential Mortgage, Inc.	4,084	62
Artio Global Investors, Inc.	10,902	53
BGC Partners, Inc., Class A	28,454	169
Calamos Asset Management, Inc., Class A	6,690	84
CIFC Corp.*	4,227	23
Cohen & Steers, Inc.	6,333	183
Cowen Group, Inc., Class A*	24,368	63
Credit Acceptance Corp.*	2,455	202
Diamond Hill Investment Group, Inc.	1,064	79
Doral Financial Corp.*	44,334	42
Duff & Phelps Corp., Class A	10,714	155
Edelman Financial Group, Inc.	10,102	66
Encore Capital Group, Inc.*	6,131	130
Epoch Holding Corp.	5,295	118
Evercore Partners, Inc., Class A	7,937	211
FBR & Co.*	18,592	38
Federal Agricultural Mortgage Corp., Class C	3,630	65
Financial Engines, Inc.*	13,864	310
First Marblehead (The) Corp.*	16,389	19
FXCM, Inc., Class A	7,152	70
Gain Capital Holdings, Inc.	3,640	24
GAMCO Investors, Inc., Class A	2,597	113
GFI Group, Inc.	25,683	106
Gleacher & Co., Inc.*	27,173	46
Higher One Holdings, Inc.*	11,455	211
Imperial Holdings, Inc.*	6,012	11
INTL. FCStone, Inc.*	4,898	116
Investment Technology Group, Inc.*	15,417	167
JMP Group, Inc.	5,263	38
KBW, Inc.	12,269	186
Knight Capital Group, Inc., Class A*	36,633	433
Ladenburg Thalmann Financial Services, Inc.*	39,106	97
Manning & Napier, Inc.*	4,585	57
MarketAxess Holdings, Inc.	10,650	321
Marlin Business Services Corp.	3,659	47
Medley Capital Corp.	3,656	38
National Financial Partners Corp.*	15,664	212
Nelnet, Inc., Class A	9,662	236
Netspend Holdings, Inc.*	10,401	84
NewStar Financial, Inc.*	10,064	102
Nicholas Financial, Inc.	3,302	42
Ocwen Financial Corp.*	35,160	509
Oppenheimer Holdings, Inc., Class A	3,539	57
Piper Jaffray Cos.*	5,641	114
Portfolio Recovery Associates, Inc.*	6,365	430
Pzena Investment Management, Inc., Class A	1,914	8
SeaCube Container Leasing Ltd.	3,556	53
Solar Senior Capital Ltd.	3,410	54
Stifel Financial Corp.*	20,061	643

NORTHERN FUNDS QUARTERLY REPORT    65    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.1% continued
Diversified Financial Services - 1.8% continued
SWS Group, Inc.	10,715	$74
Virtus Investment Partners, Inc.*	1,921	146
Walter Investment Management Corp.	9,396	193
Westwood Holdings Group, Inc.	2,354	86
World Acceptance Corp.*	5,591	411

		7,862

Electric - 2.2%
Allete, Inc.	11,988	503
Ameresco, Inc., Class A*	6,168	85
Atlantic Power Corp.	41,640	595
Avista Corp.	21,512	554
Black Hills Corp.	14,475	486
Central Vermont Public Service Corp.	5,110	179
CH Energy Group, Inc.	5,656	330
Cleco Corp.	22,393	853
Dynegy, Inc.*	41,689	115
El Paso Electric Co.	15,321	531
Empire District Electric (The) Co.	15,912	336
EnerNOC, Inc.*	9,545	104
Genie Energy Ltd., Class B	4,756	38
IDACORP, Inc.	18,381	780
MGE Energy, Inc.	8,593	402
NorthWestern Corp.	13,475	482
Ormat Technologies, Inc.	6,250	113
Otter Tail Corp.	13,509	297
Pike Electric Corp.*	6,157	44
PNM Resources, Inc.	29,766	543
Portland General Electric Co.	27,837	704
UIL Holdings Corp.	18,449	653
Unisource Energy Corp.	13,474	497
Unitil Corp.	3,799	108

		9,332

Electrical Components & Equipment - 1.0%
A123 Systems, Inc.*	30,634	49
Active Power, Inc.*	27,811	18
Acuity Brands, Inc.	15,832	839
Advanced Energy Industries, Inc.*	16,760	180
American Superconductor Corp.*	15,325	56
Belden, Inc.	17,416	580
Capstone Turbine Corp.*	90,179	105
Coleman Cable, Inc.*	2,492	22
Encore Wire Corp.	6,983	181
EnerSys*	17,588	457
Generac Holdings, Inc.*	9,351	262
Graham Corp.	3,568	80
Insteel Industries, Inc.	6,337	70
Littelfuse, Inc.	8,487	365
Powell Industries, Inc.*	3,406	106
Power-One, Inc.*	23,776	93
PowerSecure International, Inc.*	6,725	33
Satcon Technology Corp.*	29,851	18
Universal Display Corp.*	14,392	528
Valence Technology, Inc.*	23,585	23
Vicor Corp.	6,917	55

		4,120

Electronics - 2.2%
American Science & Engineering, Inc.	3,416	233
Analogic Corp.	4,679	268
Badger Meter, Inc.	5,503	162
Bel Fuse, Inc., Class B	3,984	75
Benchmark Electronics, Inc.*	22,191	299
Brady Corp., Class A	17,244	544
Checkpoint Systems, Inc.*	14,798	162
Coherent, Inc.*	8,726	456
CTS Corp.	13,122	121
Cymer, Inc.*	11,270	561
Daktronics, Inc.	13,777	132
DDi Corp.	5,775	54
Electro Scientific Industries, Inc.*	7,830	113
ESCO Technologies, Inc.	9,674	278
FARO Technologies, Inc.*	6,149	283
FEI Co.*	14,205	579
Fluidigm Corp.*	2,290	30
Identive Group, Inc.*	13,756	31
II-VI, Inc.*	19,574	359
InvenSense, Inc.*	3,600	36
Kemet Corp.*	17,069	120
LeCroy Corp.*	5,688	48
Measurement Specialties, Inc.*	5,295	148
Methode Electronics, Inc.	14,190	118
Microvision, Inc.*	39,859	14
Multi-Fineline Electronix, Inc.*	3,428	70
Newport Corp.*	14,290	195
NVE Corp.*	1,838	102
OSI Systems, Inc.*	6,952	339
Park Electrochemical Corp.	7,603	195
Plexus Corp.*	12,982	355

EQUITY INDEX FUNDS    66    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.1% continued
Electronics - 2.2% continued
Pulse Electronics Corp.	14,834	$42
Rofin-Sinar Technologies, Inc.*	10,464	239
Rogers Corp.*	5,769	213
Sanmina-SCI Corp.*	30,318	282
SRS Labs, Inc.*	3,508	20
Stoneridge, Inc.*	9,222	78
Taser International, Inc.*	20,111	103
TTM Technologies, Inc.*	19,311	212
Viasystems Group, Inc.*	1,321	22
Vishay Precision Group, Inc.*	4,275	68
Watts Water Technologies, Inc., Class A	11,154	382
Woodward, Inc.	22,681	928
X-Rite, Inc.*	10,129	47
Zagg, Inc.*	7,787	55
Zygo Corp.*	6,324	112

		9,283

Energy - Alternate Sources - 0.2%
Amyris, Inc.*	6,058	70
Clean Energy Fuels Corp.*	18,193	227
FuelCell Energy, Inc.*	48,241	42
FutureFuel Corp.	6,521	81
Gevo, Inc.*	1,881	12
Green Plains Renewable Energy, Inc.*	6,773	66
Headwaters, Inc.*	21,472	48
KiOR, Inc., Class A*	3,836	39
REX American Resources Corp.*	1,981	44
Solazyme, Inc.*	3,719	44
Syntroleum Corp.*	32,637	31

		704

Engineering & Construction - 0.7%
Aegion Corp.*	14,971	230
Argan, Inc.	3,345	51
Dycom Industries, Inc.*	13,134	275
EMCOR Group, Inc.	24,640	660
Exponent, Inc.*	4,764	219
Granite Construction, Inc.	14,090	334
Layne Christensen Co.*	7,196	174
MasTec, Inc.*	21,355	371
Michael Baker Corp.*	2,902	57
Mistras Group, Inc.*	5,120	130
MYR Group, Inc.*	7,721	148
Orion Marine Group, Inc.*	9,232	61
Sterling Construction Co., Inc.*	5,726	62
Tutor Perini Corp.*	11,837	146
VSE Corp.	1,511	37

		2,955

Entertainment - 0.8%
Churchill Downs, Inc.	4,718	246
Cinemark Holdings, Inc.	33,825	625
International Speedway Corp., Class A	10,905	276
Isle of Capri Casinos, Inc.*	7,052	33
Lions Gate Entertainment Corp.*	15,724	131
Multimedia Games Holding Co., Inc.*	10,548	84
National CineMedia, Inc.	20,038	249
Pinnacle Entertainment, Inc.*	23,451	238
Scientific Games Corp., Class A*	22,036	214
Shuffle Master, Inc.*	20,132	236
Six Flags Entertainment Corp.	15,253	629
Speedway Motorsports, Inc.	4,894	75
Vail Resorts, Inc.	13,136	556

		3,592

Environmental Control - 0.9%
Calgon Carbon Corp.*	20,382	320
Casella Waste Systems, Inc., Class A*	9,066	58
Clean Harbors, Inc.*	17,408	1,109
Darling International, Inc.*	42,679	567
Energy Recovery, Inc.*	17,752	46
EnergySolutions, Inc.*	29,153	90
Fuel Tech, Inc.*	6,486	43
Heckmann Corp.*	37,574	250
Heritage-Crystal Clean, Inc.*	1,572	26
Metalico, Inc.*	13,459	44
Met-Pro Corp.	4,827	44
Mine Safety Appliances Co.	10,055	333
Rentech, Inc.*	81,117	106
Tetra Tech, Inc.*	23,225	501
TRC Cos., Inc.*	6,078	37
US Ecology, Inc.	7,254	136
WCA Waste Corp.*	5,644	37

		3,747

Food - 1.9%
Arden Group, Inc., Class A	362	33
B&G Foods, Inc.	17,628	424
Calavo Growers, Inc.	4,592	118
Cal-Maine Foods, Inc.	5,441	199
Chefs’ Warehouse (The), Inc.*	3,856	69

NORTHERN FUNDS QUARTERLY REPORT    67    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.1% continued
Food - 1.9% continued
Chiquita Brands International, Inc.*	17,831	$149
Diamond Foods, Inc.	8,079	261
Dole Food Co., Inc.*	12,660	110
Fresh Del Monte Produce, Inc.	13,139	329
Fresh Market (The), Inc.*	10,470	418
Hain Celestial Group (The), Inc.*	13,199	484
Imperial Sugar Co.	4,504	16
Ingles Markets, Inc., Class A	4,344	65
J & J Snack Foods Corp.	5,394	287
Lancaster Colony Corp.	6,897	478
Lifeway Foods, Inc.*	1,174	11
Nash Finch Co.	4,528	133
Pilgrim’s Pride Corp.*	19,866	114
Ruddick Corp.	18,117	773
Sanderson Farms, Inc.	8,055	404
Seaboard Corp.*	118	240
Seneca Foods Corp., Class A*	3,670	95
Senomyx, Inc.*	16,199	56
Smart Balance, Inc.*	21,835	117
Snyders-Lance, Inc.	17,671	398
Spartan Stores, Inc.	8,130	150
Tootsie Roll Industries, Inc.	8,626	204
TreeHouse Foods, Inc.*	13,050	853
United Natural Foods, Inc.*	18,056	722
Village Super Market, Inc., Class A	2,160	62
Weis Markets, Inc.	4,141	165
Winn-Dixie Stores, Inc.*	22,492	211

		8,148

Forest Products & Paper - 0.6%
Boise, Inc.	33,706	240
Buckeye Technologies, Inc.	14,545	486
Clearwater Paper Corp.*	8,690	310
Deltic Timber Corp.	4,041	244
KapStone Paper and Packaging Corp.*	14,830	233
Neenah Paper, Inc.	5,300	118
P.H. Glatfelter Co.	16,009	226
Schweitzer-Mauduit International, Inc.	6,027	401
Verso Paper Corp.*	5,017	5
Wausau Paper Corp.	18,385	152
Xerium Technologies, Inc.*	3,830	25

		2,440

Gas - 1.1%
Chesapeake Utilities Corp.	3,387	147
Laclede Group (The), Inc.	8,108	328
New Jersey Resources Corp.	15,415	759
Northwest Natural Gas Co.	9,927	476
Piedmont Natural Gas Co., Inc.	26,700	907
South Jersey Industries, Inc.	10,949	622
Southwest Gas Corp.	17,049	724
WGL Holdings, Inc.	19,129	846

		4,809

Hand/Machine Tools - 0.1%
Franklin Electric Co., Inc.	8,511	371

Healthcare - Products - 3.3%
Abaxis, Inc.*	8,539	236
ABIOMED, Inc.*	11,394	210
Accuray, Inc.*	27,362	116
Affymetrix, Inc.*	25,268	103
Align Technology, Inc.*	22,601	536
Alphatec Holdings, Inc.*	18,908	33
Angiodynamics, Inc.*	9,444	140
Arthrocare Corp.*	10,359	328
AtriCure, Inc.*	4,855	54
Atrion Corp.	577	139
Bacterin International Holdings, Inc.*	7,888	23
Biolase Technology, Inc.*	10,082	26
BioMimetic Therapeutics, Inc.*	6,507	19
Cantel Medical Corp.	4,745	133
CardioNet, Inc.*	9,472	22
Cardiovascular Systems, Inc.*	6,343	63
Cepheid, Inc.*	22,935	789
Cerus Corp.*	20,109	56
Chindex International, Inc.*	4,476	38
Columbia Laboratories, Inc.*	25,434	64
Conceptus, Inc.*	11,981	151
CONMED Corp.*	10,450	268
CryoLife, Inc.*	10,707	51
Cyberonics, Inc.*	10,607	355
Cynosure, Inc., Class A*	4,156	49
Delcath Systems, Inc.*	17,077	52
DexCom, Inc.*	25,127	234
Endologix, Inc.*	18,552	213
Exactech, Inc.*	2,883	48
Female Health (The) Co.	5,713	26
Genomic Health, Inc.*	6,389	162
Greatbatch, Inc.*	8,574	190
Haemonetics Corp.*	9,588	587

EQUITY INDEX FUNDS    68    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.1% continued
Healthcare - Products - 3.3% continued
Hanger Orthopedic Group, Inc.*	12,323	$230
Hansen Medical, Inc.*	16,004	41
HeartWare International, Inc.*	4,377	302
ICU Medical, Inc.*	4,338	195
Insulet Corp.*	16,735	315
Integra LifeSciences Holdings Corp.*	7,151	221
Invacare Corp.	10,627	163
IRIS International, Inc.*	6,683	63
Kensey Nash Corp.*	3,047	59
Luminex Corp.*	13,990	297
MAKO Surgical Corp.*	12,032	303
Masimo Corp.*	19,655	367
Medical Action Industries, Inc.*	5,412	28
Medtox Scientific, Inc.*	2,566	36
Merge Healthcare, Inc.*	21,884	106
Meridian Bioscience, Inc.	15,350	289
Merit Medical Systems, Inc.*	15,800	211
Natus Medical, Inc.*	10,262	97
Neoprobe Corp.*	33,634	88
NuVasive, Inc.*	15,634	197
NxStage Medical, Inc.*	16,217	288
OraSure Technologies, Inc.*	17,891	163
Orthofix International N.V.*	6,797	240
Palomar Medical Technologies, Inc.*	7,756	72
PSS World Medical, Inc.*	20,719	501
Quidel Corp.*	10,812	164
Rockwell Medical Technologies, Inc.*	5,565	47
Solta Medical, Inc.*	21,670	68
SonoSite, Inc.*	5,231	282
Spectranetics Corp.*	11,961	86
Staar Surgical Co.*	12,613	132
Stereotaxis, Inc.*	16,244	13
STERIS Corp.	22,013	656
SurModics, Inc.*	6,273	92
Symmetry Medical, Inc.*	12,895	103
Synergetics USA, Inc.*	7,759	57
Synovis Life Technologies, Inc.*	4,169	116
Tornier N.V.*	3,661	66
Unilife Corp.*	25,194	79
Uroplasty, Inc.*	7,184	31
Vascular Solutions, Inc.*	6,640	74
Volcano Corp.*	19,086	454
West Pharmaceutical Services, Inc.	12,526	475
Wright Medical Group, Inc.*	14,558	240
Young Innovations, Inc.	1,964	58
Zeltiq Aesthetics, Inc.*	2,700	31
Zoll Medical Corp.*	8,256	522

		14,232

Healthcare - Services - 1.8%
Air Methods Corp.*	4,195	354
Alliance HealthCare Services, Inc.*	9,445	12
Almost Family, Inc.*	2,704	45
Amedisys, Inc.*	11,865	129
American Dental Partners, Inc.*	5,506	104
Amsurg Corp.*	11,645	303
Assisted Living Concepts, Inc., Class A	7,567	113
Bio-Reference Labs, Inc.*	8,762	143
Capital Senior Living Corp.*	9,502	75
Centene Corp.*	18,633	738
Emeritus Corp.*	11,409	200
Ensign Group (The), Inc.	6,210	152
Five Star Quality Care, Inc.*	14,679	44
Gentiva Health Services, Inc.*	10,925	74
HealthSouth Corp.*	34,878	616
Healthspring, Inc.*	25,150	1,372
Healthways, Inc.*	12,747	87
IPC The Hospitalist Co., Inc.*	6,010	275
Kindred Healthcare, Inc.*	19,171	226
LHC Group, Inc.*	5,550	71
Magellan Health Services, Inc.*	10,400	514
Metropolitan Health Networks, Inc.*	16,300	122
Molina Healthcare, Inc.*	10,608	237
National Healthcare Corp.	3,914	164
Neostem, Inc.*	17,832	9
RadNet, Inc.*	10,465	22
Select Medical Holdings Corp.*	17,053	145
Skilled Healthcare Group, Inc., Class A*	6,609	36
Sun Healthcare Group, Inc.*	8,506	33
Sunrise Senior Living, Inc.*	20,601	134
Triple-S Management Corp., Class B*	7,164	143
U.S. Physical Therapy, Inc.	4,227	83
Universal American Corp.	11,743	149
Vanguard Health Systems, Inc.*	10,840	111
WellCare Health Plans, Inc.*	15,694	824

		7,859

Holding Companies - Diversified - 0.1%
Compass Diversified Holdings	15,025	186

NORTHERN FUNDS QUARTERLY REPORT    69    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.1% continued
Holding Companies - Diversified - 0.1% continued
Harbinger Group, Inc.*	2,123	$9
Primoris Services Corp.	9,253	138

		333

Home Builders - 0.3%
Beazer Homes USA, Inc.*	31,267	78
Cavco Industries, Inc.*	2,650	106
Hovnanian Enterprises, Inc., Class A*	21,522	31
KB Home	28,842	194
M/I Homes, Inc.*	6,231	60
MDC Holdings, Inc.	13,704	242
Meritage Homes Corp.*	10,342	240
Ryland Group (The), Inc.	16,589	261
Skyline Corp.	2,597	11
Standard Pacific Corp.*	40,473	129
Winnebago Industries, Inc.*	9,942	73

		1,425

Home Furnishings - 0.4%
American Woodmark Corp.	3,363	46
DTS, Inc.*	6,446	176
Ethan Allen Interiors, Inc.	9,157	217
Furniture Brands International, Inc.*	16,088	20
Kimball International, Inc., Class B	10,911	55
La-Z-Boy, Inc.*	19,503	232
Sealy Corp.*	17,673	30
Select Comfort Corp.*	20,493	445
Skullcandy, Inc.*	3,420	43
TiVo, Inc.*	44,073	395
Universal Electronics, Inc.*	5,293	89
VOXX International, Corp.*	6,453	55

		1,803

Household Products/Wares - 0.4%
A.T. Cross Co., Class A*	3,316	37
ACCO Brands Corp.*	19,759	191
American Greetings Corp., Class A	15,024	188
Blyth, Inc.	1,933	110
Central Garden and Pet Co., Class A*	15,428	128
CSS Industries, Inc.	2,947	59
Ennis, Inc.	9,188	122
Helen of Troy Ltd.*	11,129	342
Prestige Brands Holdings, Inc.*	18,910	213
Spectrum Brands Holdings, Inc.*	6,086	167
Summer Infant, Inc.*	4,871	34
WD-40 Co.	5,918	239

		1,830

Housewares - 0.0%
Libbey, Inc.*	8,105	103
Lifetime Brands, Inc.	3,393	41

		144

Insurance - 2.7%
Alterra Capital Holdings Ltd.	32,931	778
American Equity Investment Life Holding Co.	21,351	222
American Safety Insurance Holdings Ltd.*	4,081	89
AMERISAFE, Inc.*	6,647	154
Amtrust Financial Services, Inc.	8,955	213
Argo Group International Holdings Ltd.	10,293	298
Baldwin & Lyons, Inc., Class B	2,992	65
Citizens, Inc.*	14,674	142
CNO Financial Group, Inc.*	81,986	517
Crawford & Co., Class B	10,418	64
Delphi Financial Group, Inc., Class A	17,918	794
Donegal Group, Inc., Class A	3,114	44
eHealth, Inc.*	7,623	112
EMC Insurance Group, Inc.	1,400	29
Employers Holdings, Inc.	12,742	230
Enstar Group Ltd.*	2,542	250
FBL Financial Group, Inc., Class A	4,873	166
First American Financial Corp.	38,539	488
Flagstone Reinsurance Holdings S.A.	19,523	162
Fortegra Financial Corp.*	1,168	8
Global Indemnity PLC*	5,228	104
Greenlight Capital Re Ltd., Class A*	10,560	250
Hallmark Financial Services, Inc.*	3,705	26
Harleysville Group, Inc.	4,533	256
Hilltop Holdings, Inc.*	14,054	119
Horace Mann Educators Corp.	15,221	209
Independence Holding Co.	2,715	22
Infinity Property & Casualty Corp.	4,644	263
Kansas City Life Insurance Co.	1,426	47
Maiden Holdings Ltd.	19,293	169
Meadowbrook Insurance Group, Inc.	19,456	208
MGIC Investment Corp.*	70,090	261
Montpelier Re Holdings Ltd.	23,101	410
National Interstate Corp.	2,476	61
National Western Life Insurance Co., Class A	825	112

EQUITY INDEX FUNDS    70    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.1% continued
Insurance - 2.7% continued
Navigators Group (The), Inc.*	4,358	$208
OneBeacon Insurance Group Ltd., Class A	7,774	120
Phoenix (The) Cos., Inc.*	46,761	78
Platinum Underwriters Holdings Ltd.	13,563	463
Presidential Life Corp.	8,483	85
Primerica, Inc.	12,590	293
ProAssurance Corp.	11,211	895
Radian Group, Inc.	52,205	122
RLI Corp.	6,773	493
Safety Insurance Group, Inc.	4,758	193
SeaBright Holdings, Inc.	7,767	59
Selective Insurance Group, Inc.	20,000	355
State Auto Financial Corp.	4,911	67
Stewart Information Services Corp.	7,393	85
Symetra Financial Corp.	25,400	230
Tower Group, Inc.	13,918	281
United Fire & Casualty Co.	8,267	167
Universal Insurance Holdings, Inc.	6,698	24

		11,560

Internet - 2.5%
1-800-Flowers.com, Inc., Class A*	10,412	23
AboveNet, Inc.*	8,537	555
Active Network (The), Inc.*	4,283	58
Ancestry.com, Inc.*	12,079	277
Angie’s List, Inc.*	3,700	60
Archipelago Learning, Inc.*	4,908	47
Bankrate, Inc.*	8,168	176
Blue Coat Systems, Inc.*	15,977	407
Blue Nile, Inc.*	4,389	179
Boingo Wireless, Inc.*	2,077	18
BroadSoft, Inc.*	8,269	250
Cogent Communications Group, Inc.*	17,199	290
comScore, Inc.*	11,800	250
Constant Contact, Inc.*	10,722	249
DealerTrack Holdings, Inc.*	15,374	419
Dice Holdings, Inc.*	18,426	153
Digital River, Inc.*	14,438	217
Earthlink, Inc.	41,049	264
ePlus, Inc.*	1,323	37
eResearch Technology, Inc.*	16,980	80
Global Sources Ltd.*	4,067	20
HealthStream, Inc.*	6,770	125
ICG Group, Inc.*	13,336	103
InfoSpace, Inc.*	14,251	157
Internap Network Services Corp.*	20,636	123
IntraLinks Holdings, Inc.*	11,056	69
Keynote Systems, Inc.	5,211	107
KIT Digital, Inc.*	14,442	122
Limelight Networks, Inc.*	23,714	70
Lionbridge Technologies, Inc.*	20,493	47
Liquidity Services, Inc.*	6,956	257
LoopNet, Inc.*	6,499	119
ModusLink Global Solutions, Inc.	17,752	96
Move, Inc.*	15,807	100
NIC, Inc.	23,430	312
Nutrisystem, Inc.	10,720	139
OpenTable, Inc.*	8,805	344
Openwave Systems, Inc.*	30,728	49
Orbitz Worldwide, Inc.*	9,172	34
Overstock.com, Inc.*	4,083	32
Perficient, Inc.*	8,525	85
Quepasa Corp.*	2,441	8
QuinStreet, Inc.*	11,262	105
ReachLocal, Inc.*	3,501	22
RealNetworks, Inc.	6,945	52
Responsys, Inc.*	3,322	29
S1 Corp.*	19,359	185
Saba Software, Inc.*	11,385	90
Safeguard Scientifics, Inc.*	8,167	129
Sapient Corp.	40,398	509
Shutterfly, Inc.*	10,936	249
Sourcefire, Inc.*	10,349	335
SPS Commerce, Inc.*	2,917	76
Stamps.com, Inc.*	4,139	108
support.com, Inc.*	15,582	35
TechTarget, Inc.*	4,576	27
TeleCommunication Systems, Inc., Class A*	17,023	40
Towerstream Corp.*	15,379	32
Travelzoo, Inc.*	1,917	47
United Online, Inc.	32,600	177
US Auto Parts Network, Inc.*	4,667	20
ValueClick, Inc.*	29,510	481
VASCO Data Security International, Inc.*	10,700	70
VirnetX Holding Corp.*	15,455	386
Vocus, Inc.*	6,210	137
Web.com Group, Inc.*	10,073	115
Websense, Inc.*	14,497	271
XO Group, Inc.*	11,499	96

NORTHERN FUNDS QUARTERLY REPORT    71    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.1% continued
Internet - 2.5% continued
Zix Corp.*	25,742	$73

		10,423

Investment Companies - 0.7%
Apollo Investment Corp.	71,804	463
Arlington Asset Investment Corp., Class A	2,247	48
BlackRock Kelso Capital Corp.	26,729	218
Capital Southwest Corp.	1,133	92
Fifth Street Finance Corp.	26,419	253
Gladstone Capital Corp.	7,596	58
Gladstone Investment Corp.	7,785	57
Golub Capital BDC, Inc.	3,509	54
Harris & Harris Group, Inc.*	10,489	36
Hercules Technology Growth Capital, Inc.	16,584	157
Kohlberg Capital Corp.	6,656	42
Main Street Capital Corp.	8,756	186
MCG Capital Corp.	27,596	110
Medallion Financial Corp.	5,308	60
MVC Capital, Inc.	8,388	97
New Mountain Finance Corp.	2,553	34
NGP Capital Resources Co.	9,149	66
PennantPark Investment Corp.	17,460	176
Prospect Capital Corp.	40,840	379
Solar Capital Ltd.	13,208	292
THL Credit, Inc.	3,726	46
TICC Capital Corp.	12,918	112
Triangle Capital Corp.	8,096	155

		3,191

Iron/Steel - 0.0%
Metals USA Holdings Corp.*	4,073	46
Shiloh Industries, Inc.*	1,537	13
Universal Stainless & Alloy*	2,510	93

		152

Leisure Time - 0.4%
Ambassadors Group, Inc.	6,540	30
Arctic Cat, Inc.*	4,458	101
Black Diamond, Inc.*	4,705	35
Brunswick Corp.	32,575	588
Callaway Golf Co.	23,002	127
Interval Leisure Group, Inc.*	15,369	209
Johnson Outdoors, Inc., Class A*	1,267	20
Life Time Fitness, Inc.*	15,425	721
Marine Products Corp.*	2,500	12
Town Sports International Holdings, Inc.*	7,187	53

		1,896

Lodging - 0.3%
Ameristar Casinos, Inc.	11,975	207
Boyd Gaming Corp.*	21,107	157
Gaylord Entertainment Co.*	13,166	318
Marcus (The) Corp.	7,817	99
Monarch Casino & Resort, Inc.*	2,782	28
Morgans Hotel Group Co.*	9,682	57
Orient-Express Hotels Ltd., Class A*	35,107	262
Red Lion Hotels Corp.*	6,315	44

		1,172

Machinery - Construction & Mining - 0.1%
Astec Industries, Inc.*	7,076	228

Machinery - Diversified - 1.5%
Alamo Group, Inc.	2,587	70
Albany International Corp., Class A	10,488	242
Altra Holdings, Inc.*	10,352	195
Applied Industrial Technologies, Inc.	15,576	548
Briggs & Stratton Corp.	18,723	290
Cascade Corp.	3,278	155
Chart Industries, Inc.*	10,729	580
Cognex Corp.	15,257	546
Columbus McKinnon Corp.*	7,416	94
DXP Enterprises, Inc.*	3,466	112
Flow International Corp.*	16,679	58
Global Power Equipment Group, Inc.*	6,111	145
Gorman-Rupp (The) Co.	5,787	157
Hurco Cos., Inc.*	2,247	47
Intermec, Inc.*	22,719	156
Intevac, Inc.*	8,282	61
iRobot Corp.*	8,731	261
Kadant, Inc.*	4,470	101
Lindsay Corp.	4,511	248
Middleby Corp.*	6,861	645
NACCO Industries, Inc., Class A	2,175	194
Robbins & Myers, Inc.	14,640	711
Sauer-Danfoss, Inc.*	4,181	151
Tecumseh Products Co., Class A*	5,912	28
Tennant Co.	7,113	276
Twin Disc, Inc.	2,999	109

		6,180

EQUITY INDEX FUNDS    72    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.1% continued
Media - 0.7%
AH Belo Corp., Class A	6,556	$31
Belo Corp., Class A	34,436	217
Cambium Learning Group, Inc.*	4,558	14
Central European Media Enterprises Ltd., Class A*	12,731	83
Courier Corp.	3,419	40
Crown Media Holdings, Inc., Class A*	8,182	10
Cumulus Media, Inc., Class A*	15,488	52
Demand Media, Inc.*	2,573	17
Dial Global, Inc.*	1,499	5
Digital Generation, Inc.*	10,141	121
Dolan (The) Co.*	10,859	92
E.W. Scripps (The) Co., Class A*	12,305	99
Entercom Communications Corp., Class A*	10,378	64
Entravision Communications Corp., Class A	18,339	29
Fisher Communications, Inc.*	3,097	89
Gray Television, Inc.*	19,581	32
Journal Communications, Inc., Class A*	15,298	67
Knology, Inc.*	10,834	154
LIN TV Corp., Class A*	11,289	48
Martha Stewart Living Omnimedia, Inc., Class A	8,735	38
McClatchy (The) Co., Class A*	19,705	47
Meredith Corp.	13,656	446
New York Times (The) Co., Class A*	51,257	396
Nexstar Broadcasting Group, Inc., Class A*	4,512	35
Outdoor Channel Holdings, Inc.	3,953	29
Saga Communications, Inc., Class A*	1,283	48
Scholastic Corp.	9,896	297
Sinclair Broadcast Group, Inc., Class A	19,150	217
Value Line, Inc.	300	3
World Wrestling Entertainment, Inc., Class A	9,633	90

		2,910

Metal Fabrication/Hardware - 0.8%
A.M. Castle & Co.*	5,599	53
Ampco-Pittsburgh Corp.	3,441	66
CIRCOR International, Inc.	6,521	230
Dynamic Materials Corp.	5,148	102
Furmanite Corp.*	14,403	91
Haynes International, Inc.	4,604	251
Kaydon Corp.	12,265	374
L.B. Foster Co., Class A	3,436	97
Lawson Products, Inc.	1,494	23
Mueller Industries, Inc.	13,959	536
Mueller Water Products, Inc., Class A	57,741	141
NN, Inc.*	5,847	35
Northwest Pipe Co.*	3,265	75
Olympic Steel, Inc.	3,298	77
Omega Flex, Inc.*	662	9
RBC Bearings, Inc.*	8,051	336
RTI International Metals, Inc.*	11,055	257
Sun Hydraulics Corp.	7,552	177
Worthington Industries, Inc.	20,922	343

		3,273

Mining - 1.2%
AMCOL International Corp.	8,994	241
Century Aluminum Co.*	19,387	165
Coeur d’Alene Mines Corp.*	32,979	796
General Moly, Inc.*	26,481	82
Globe Specialty Metals, Inc.	23,814	319
Gold Resource Corp.	10,416	221
Golden Minerals Co.*	10,756	62
Golden Star Resources Ltd.*	97,926	162
Hecla Mining Co.	104,452	546
Horsehead Holding Corp.*	17,030	153
Jaguar Mining, Inc.*	31,089	198
Kaiser Aluminum Corp.	6,225	286
Materion Corp.*	7,771	189
Midway Gold Corp.*	31,537	66
Noranda Aluminum Holding Corp.	7,811	64
Paramount Gold and Silver Corp.*	40,518	87
Revett Minerals, Inc.*	8,656	41
Stillwater Mining Co.*	42,417	444
Thompson Creek Metals Co., Inc.*	56,584	394
United States Lime & Minerals, Inc.*	1,100	66
Uranerz Energy Corp.*	22,310	41
Uranium Energy Corp.*	30,574	94
Uranium Resources, Inc.*	32,163	23
Ur-Energy, Inc.*	35,832	31
US Gold Corp.*	40,252	135
USEC, Inc.*	41,101	47
Vista Gold Corp.*	24,620	76

		5,029

Miscellaneous Manufacturing - 1.9%
A.O. Smith Corp.	14,101	566

NORTHERN FUNDS QUARTERLY REPORT    73    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.1% continued
Miscellaneous Manufacturing - 1.9% continued
Actuant Corp., Class A	25,174	$571
American Railcar Industries, Inc.*	3,941	94
AZZ, Inc.	4,571	208
Barnes Group, Inc.	20,049	483
Blount International, Inc.*	17,789	258
Brink’s (The) Co.	17,510	471
Ceradyne, Inc.*	9,168	245
Chase Corp.	2,268	32
CLARCOR, Inc.	18,576	929
Colfax Corp.*	9,141	260
Eastman Kodak Co.*	97,235	63
EnPro Industries, Inc.*	7,647	252
Fabrinet*	7,055	96
Federal Signal Corp.*	22,015	91
FreightCar America, Inc.*	4,160	87
GP Strategies Corp.*	5,363	72
Handy & Harman Ltd.*	2,001	20
Hexcel Corp.*	36,207	877
John Bean Technologies Corp.	11,036	170
Koppers Holdings, Inc.	7,591	261
LSB Industries, Inc.*	6,731	189
Lydall, Inc.*	6,133	58
Metabolix, Inc.*	11,910	54
Movado Group, Inc.	6,288	114
Myers Industries, Inc.	10,908	135
NL Industries, Inc.	2,645	34
Park-Ohio Holdings Corp.*	2,840	51
PMFG, Inc.*	6,798	133
Raven Industries, Inc.	6,795	421
Smith & Wesson Holding Corp.*	24,541	107
Standex International Corp.	4,600	157
STR Holdings, Inc.*	10,526	87
Sturm Ruger & Co., Inc.	6,699	224
Tredegar Corp.	9,049	201
Trimas Corp.*	9,735	175

		8,246

Office Furnishings - 0.4%
Herman Miller, Inc.	21,413	395
HNI Corp.	16,660	435
Interface, Inc., Class A	19,178	221
Knoll, Inc.	17,475	260
Steelcase, Inc., Class A	29,547	220

		1,531

Oil & Gas - 3.4%
Abraxas Petroleum Corp.*	31,390	104
Alon USA Energy, Inc.	3,966	35
Apco Oil and Gas International, Inc.	3,309	270
Approach Resources, Inc.*	9,614	283
ATP Oil & Gas Corp.*	15,814	116
Berry Petroleum Co., Class A	19,206	807
Bill Barrett Corp.*	17,393	593
BPZ Resources, Inc.*	38,761	110
Callon Petroleum Co.*	15,497	77
CAMAC Energy, Inc.*	19,824	20
Carrizo Oil & Gas, Inc.*	14,469	381
Cheniere Energy, Inc.*	30,431	264
Clayton Williams Energy, Inc.*	2,277	173
Comstock Resources, Inc.*	18,160	278
Contango Oil & Gas Co.*	4,535	264
Crimson Exploration, Inc.*	7,845	22
CVR Energy, Inc.*	32,542	610
Delek U.S. Holdings, Inc.	4,853	55
Endeavour International Corp.*	12,897	112
Energy Partners Ltd.*	11,047	161
Energy XXI Bermuda Ltd.*	28,001	893
Evolution Petroleum Corp.*	6,353	51
FX Energy, Inc.*	19,071	92
Gastar Exploration Ltd.*	19,968	63
GeoResources, Inc.*	7,621	223
GMX Resources, Inc.*	24,845	31
Goodrich Petroleum Corp.*	10,005	137
Gulfport Energy Corp.*	16,818	495
Harvest Natural Resources, Inc.*	12,560	93
Hercules Offshore, Inc.*	42,997	191
Houston American Energy Corp.*	5,896	72
Hyperdynamics Corp.*	57,136	140
Isramco, Inc.*	444	40
Kodiak Oil & Gas Corp.*	95,124	904
Magnum Hunter Resources Corp.*	42,023	227
McMoRan Exploration Co.*	36,011	524
Miller Energy Resources, Inc.*	10,862	30
Northern Oil and Gas, Inc.*	23,148	555
Oasis Petroleum, Inc.*	22,154	644
Panhandle Oil and Gas, Inc., Class A	2,641	87
Parker Drilling Co.*	43,978	315
Penn Virginia Corp.	17,465	92
Petroleum Development Corp.*	8,586	301
Petroquest Energy, Inc.*	21,395	141

EQUITY INDEX FUNDS    74    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.1% continued
Oil & Gas - 3.4% continued
Resolute Energy Corp.*	17,145	$185
Rex Energy Corp.*	13,228	195
Rosetta Resources, Inc.*	19,740	859
Stone Energy Corp.*	18,072	477
Swift Energy Co.*	15,634	465
Triangle Petroleum Corp.*	15,052	90
U.S. Energy Corp.*	9,943	29
Vaalco Energy, Inc.*	18,962	115
Vantage Drilling Co.*	60,793	71
Venoco, Inc.*	10,235	69
Voyager Oil & Gas, Inc.*	16,522	42
W&T Offshore, Inc.	12,964	275
Warren Resources, Inc.*	24,872	81
Western Refining, Inc.*	19,164	255
Zion Oil & Gas, Inc.*	8,877	20

		14,304

Oil & Gas Services - 1.7%
Basic Energy Services, Inc.*	9,244	182
C&J Energy Services, Inc.*	4,233	89
Cal Dive International, Inc.*	38,658	87
Complete Production Services, Inc.*	29,114	977
Dawson Geophysical Co.*	2,848	113
Dril-Quip, Inc.*	12,803	843
Exterran Holdings, Inc.*	23,410	213
Flotek Industries, Inc.*	18,686	186
Geokinetics, Inc.*	3,754	8
Global Geophysical Services, Inc.*	6,312	42
Gulf Island Fabrication, Inc.	5,164	151
Helix Energy Solutions Group, Inc.*	39,347	622
Hornbeck Offshore Services, Inc.*	11,513	357
ION Geophysical Corp.*	47,561	291
Key Energy Services, Inc.*	45,876	710
Lufkin Industries, Inc.	11,267	758
Matrix Service Co.*	10,120	95
Mitcham Industries, Inc.*	4,141	90
Natural Gas Services Group, Inc.*	4,172	60
Newpark Resources, Inc.*	32,999	313
OYO Geospace Corp.*	1,536	119
Pioneer Drilling Co.*	22,419	217
Targa Resources Corp.	5,892	240
Tesco Corp.*	11,217	142
Tetra Technologies, Inc.*	28,782	269
Thermon Group Holdings, Inc.*	3,552	63
Union Drilling, Inc.*	5,121	32
Willbros Group, Inc.*	13,642	50

		7,319

Packaging & Containers - 0.1%
AEP Industries, Inc.*	1,893	53
Graphic Packaging Holding Co.*	58,871	251

		304

Pharmaceuticals - 3.3%
Achillion Pharmaceuticals, Inc.*	16,832	128
Acura Pharmaceuticals, Inc.*	4,842	17
Akorn, Inc.*	20,591	229
Alimera Sciences, Inc.*	3,986	5
Alkermes PLC*	35,114	610
Allos Therapeutics, Inc.*	25,564	36
Amicus Therapeutics, Inc.*	5,553	19
Ampio Pharmaceuticals, Inc.*	6,891	29
Anacor Pharmaceuticals, Inc.*	3,816	24
Antares Pharma, Inc.*	32,239	71
Anthera Pharmaceuticals, Inc.*	7,786	48
Ardea Biosciences, Inc.*	6,584	111
Array Biopharma, Inc.*	23,857	52
Auxilium Pharmaceuticals, Inc.*	17,406	347
AVANIR Pharmaceuticals, Inc., Class A*	48,324	99
AVI BioPharma, Inc.*	49,931	37
BioScrip, Inc.*	15,994	87
Biospecifics Technologies Corp.*	1,534	26
Cadence Pharmaceuticals, Inc.*	19,310	76
Clovis Oncology, Inc.*	3,925	55
Corcept Therapeutics, Inc.*	14,250	49
Cornerstone Therapeutics, Inc.*	2,321	13
Cytori Therapeutics, Inc.*	18,068	40
Depomed, Inc.*	20,258	105
Durect Corp.*	29,239	35
Dusa Pharmaceuticals, Inc.*	8,509	37
Dyax Corp.*	36,274	49
Endocyte, Inc.*	6,345	24
Furiex Pharmaceuticals, Inc.*	3,368	56
Hi-Tech Pharmacal Co., Inc.*	4,019	156
Idenix Pharmaceuticals, Inc.*	23,004	171
Impax Laboratories, Inc.*	24,128	487
Infinity Pharmaceuticals, Inc.*	7,201	64
Ironwood Pharmaceuticals, Inc.*	18,628	223
Isis Pharmaceuticals, Inc.*	36,379	262
ISTA Pharmaceuticals, Inc.*	11,657	82

NORTHERN FUNDS QUARTERLY REPORT    75    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.1% continued
Pharmaceuticals - 3.3% continued
Jazz Pharmaceuticals, Inc.*	7,959	$307
Keryx Biopharmaceuticals, Inc.*	23,980	61
KV Pharmaceutical Co., Class A*	17,821	25
Lannett Co., Inc.*	5,839	26
MannKind Corp.*	26,756	67
MAP Pharmaceuticals, Inc.*	7,590	100
Medicis Pharmaceutical Corp., Class A	22,700	755
Medivation, Inc.*	11,608	535
Nabi Biopharmaceuticals*	14,199	27
Nature’s Sunshine Products, Inc.*	3,866	60
Nektar Therapeutics*	41,866	234
Neogen Corp.*	8,426	258
Neurocrine Biosciences, Inc.*	18,947	161
Nutraceutical International Corp.*	2,816	32
Obagi Medical Products, Inc.*	7,785	79
Omega Protein Corp.*	6,620	47
Onyx Pharmaceuticals, Inc.*	23,310	1,025
Opko Health, Inc.*	40,765	200
Optimer Pharmaceuticals, Inc.*	17,180	210
Orexigen Therapeutics, Inc.*	9,228	15
Osiris Therapeutics, Inc.*	4,908	26
Pacira Pharmaceuticals, Inc.*	3,557	31
Pain Therapeutics, Inc.*	13,204	50
Par Pharmaceutical Cos., Inc.*	13,481	441
Pernix Therapeutics Holdings*	1,545	14
Pharmacyclics, Inc.*	17,147	254
PharMerica Corp.*	10,942	166
Pozen, Inc.*	8,573	34
Progenics Pharmaceuticals, Inc.*	10,282	88
Questcor Pharmaceuticals, Inc.*	19,482	810
Raptor Pharmaceutical Corp.*	17,194	108
Rigel Pharmaceuticals, Inc.*	25,653	202
Sagent Pharmaceuticals, Inc.*	2,287	48
Salix Pharmaceuticals Ltd.*	21,542	1,031
Santarus, Inc.*	19,271	64
Savient Pharmaceuticals, Inc.*	25,163	56
Schiff Nutrition International, Inc.*	4,972	53
Sciclone Pharmaceuticals, Inc.*	11,759	50
SIGA Technologies, Inc.*	11,661	29
Spectrum Pharmaceuticals, Inc.*	21,570	316
Sucampo Pharmaceuticals, Inc., Class A*	6,117	27
Synta Pharmaceuticals Corp.*	8,465	40
Synutra International, Inc.*	6,799	34
Targacept, Inc.*	10,199	57
Theravance, Inc.*	25,303	559
USANA Health Sciences, Inc.*	2,495	76
Vanda Pharmaceuticals, Inc.*	10,231	49
Viropharma, Inc.*	25,917	710
Vivus, Inc.*	32,942	321
XenoPort, Inc.*	12,652	48
Zalicus, Inc.*	23,268	28
Zogenix, Inc.*	9,953	22

		14,025

Pipelines - 0.1%
Crosstex Energy, Inc.	14,684	186
SemGroup Corp., Class A*	15,543	405

		591

Real Estate - 0.2%
Avatar Holdings, Inc.*	2,718	19
Consolidated-Tomoka Land Co.	1,575	43
Forestar Group, Inc.*	13,399	203
HFF, Inc., Class A*	10,156	105
Kennedy-Wilson Holdings, Inc.	9,991	106
Sovran Self Storage, Inc.	10,346	441

		917

Real Estate Investment Trusts - 8.4%
Acadia Realty Trust	15,995	322
AG Mortgage Investment Trust, Inc.	2,237	45
Agree Realty Corp.	3,461	84
Alexander’s, Inc.	743	275
American Assets Trust, Inc.	11,526	236
American Campus Communities, Inc.	24,989	1,049
American Capital Mortgage Investment Corp.	2,841	53
Anworth Mortgage Asset Corp.	49,282	310
Apollo Commercial Real Estate Finance, Inc.	8,064	106
ARMOUR Residential REIT, Inc.	33,861	239
Ashford Hospitality Trust, Inc.	20,218	162
Associated Estates Realty Corp.	15,667	250
BioMed Realty Trust, Inc.	57,076	1,032
Campus Crest Communities, Inc.	11,610	117
CapLease, Inc.	27,230	110
Capstead Mortgage Corp.	31,406	391
CBL & Associates Properties, Inc.	54,935	862
Cedar Shopping Centers, Inc.	22,185	96
Chatham Lodging Trust	5,185	56
Chesapeake Lodging Trust	12,163	188

EQUITY INDEX FUNDS    76    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.1% continued
Real Estate Investment Trusts - 8.4% continued
Cogdell Spencer, Inc.	16,243	$69
Colonial Properties Trust	30,535	637
Colony Financial, Inc.	12,166	191
Coresite Realty Corp.	7,783	139
Cousins Properties, Inc.	33,604	215
CreXus Investment Corp.	21,434	222
CubeSmart	44,968	478
CYS Investments, Inc.	30,849	405
DCT Industrial Trust, Inc.	89,775	460
DiamondRock Hospitality Co.	61,601	594
DuPont Fabros Technology, Inc.	21,676	525
Dynex Capital, Inc.	15,410	141
EastGroup Properties, Inc.	10,051	437
Education Realty Trust, Inc.	34,651	354
Entertainment Properties Trust	17,174	751
Equity Lifestyle Properties, Inc.	11,273	752
Equity One, Inc.	19,353	329
Excel Trust, Inc.	11,911	143
Extra Space Storage, Inc.	34,958	847
FelCor Lodging Trust, Inc.*	48,764	149
First Industrial Realty Trust, Inc.*	31,494	322
First Potomac Realty Trust	18,193	237
Franklin Street Properties Corp.	25,627	255
Getty Realty Corp.	9,884	138
Gladstone Commercial Corp.	3,715	65
Glimcher Realty Trust	39,554	364
Government Properties Income Trust	12,836	289
Hatteras Financial Corp.	27,578	727
Healthcare Realty Trust, Inc.	28,724	534
Hersha Hospitality Trust	52,875	258
Highwoods Properties, Inc.	26,783	795
Home Properties, Inc.	17,616	1,014
Hudson Pacific Properties, Inc.	7,737	110
Inland Real Estate Corp.	28,455	217
Invesco Mortgage Capital, Inc.	42,592	598
Investors Real Estate Trust	29,855	218
iStar Financial, Inc.*	30,415	161
Kilroy Realty Corp.	21,768	829
Kite Realty Group Trust	22,375	101
LaSalle Hotel Properties	31,683	767
Lexington Realty Trust	43,442	325
LTC Properties, Inc.	11,081	342
Medical Properties Trust, Inc.	41,758	412
MFA Financial, Inc.	131,203	882
Mid-America Apartment Communities, Inc.	13,544	847
Mission West Properties, Inc.	6,186	56
Monmouth Real Estate Investment Corp., Class A	14,842	136
MPG Office Trust, Inc.*	17,322	34
National Health Investors, Inc.	9,176	404
National Retail Properties, Inc.	38,781	1,023
Newcastle Investment Corp.	37,353	174
NorthStar Realty Finance Corp.	34,703	166
Omega Healthcare Investors, Inc.	37,680	729
One Liberty Properties, Inc.	3,776	62
Parkway Properties, Inc.	8,866	87
Pebblebrook Hotel Trust	18,517	355
Pennsylvania Real Estate Investment Trust	21,078	220
PennyMac Mortgage Investment Trust	10,355	172
Post Properties, Inc.	18,403	805
Potlatch Corp.	14,902	464
PS Business Parks, Inc.	6,980	387
RAIT Financial Trust	15,994	76
Ramco-Gershenson Properties Trust	13,818	136
Redwood Trust, Inc.	29,689	302
Resource Capital Corp.	27,530	154
Retail Opportunity Investments Corp.	18,324	217
RLJ Lodging Trust	10,409	175
Sabra Health Care REIT, Inc.	14,231	172
Saul Centers, Inc.	2,683	95
STAG Industrial, Inc.	5,552	64
Starwood Property Trust, Inc.	34,052	630
Strategic Hotels & Resorts, Inc.*	63,707	342
Summit Hotel Properties, Inc.	9,907	94
Sun Communities, Inc.	7,705	281
Sunstone Hotel Investors, Inc.*	42,979	350
Tanger Factory Outlet Centers, Inc.	31,705	930
Terreno Realty Corp.	3,423	52
Two Harbors Investment Corp.	51,645	477
UMH Properties, Inc.	4,296	40
Universal Health Realty Income Trust	4,430	173
Urstadt Biddle Properties, Inc., Class A	8,858	160
Washington Real Estate Investment Trust	24,311	665
Whitestone REIT, Class B	2,634	31
Winthrop Realty Trust	10,062	102

		35,620

Retail - 6.5%
99 Cents Only Stores*	16,917	371

NORTHERN FUNDS QUARTERLY REPORT    77    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.1% continued
Retail - 6.5% continued
Aeropostale, Inc.*	30,060	$458
AFC Enterprises, Inc.*	9,437	139
America’s Car-Mart, Inc.*	3,203	125
ANN, Inc.*	19,047	472
Asbury Automotive Group, Inc.*	10,839	234
Ascena Retail Group, Inc.*	23,444	697
Barnes & Noble, Inc.*	11,006	159
Bebe Stores, Inc.	14,204	118
Benihana, Inc.*	4,673	48
Big 5 Sporting Goods Corp.	9,106	95
Biglari Holdings, Inc.*	462	170
BJ’s Restaurants, Inc.*	9,007	408
Bob Evans Farms, Inc.	11,023	370
Body Central Corp.*	4,059	101
Bon-Ton Stores (The), Inc.	4,447	15
Bravo Brio Restaurant Group, Inc.*	7,510	129
Brown Shoe Co., Inc.	15,223	135
Buckle (The), Inc.	10,137	414
Buffalo Wild Wings, Inc.*	6,748	456
Build-A-Bear Workshop, Inc.*	6,306	53
Cabela’s, Inc.*	16,175	411
Caribou Coffee Co., Inc.*	4,558	64
Carrols Restaurant Group, Inc.*	5,055	58
Casey’s General Stores, Inc.	14,165	730
Cash America International, Inc.	11,001	513
Casual Male Retail Group, Inc.*	15,224	52
Cato (The) Corp., Class A	10,114	245
CEC Entertainment, Inc.	7,429	256
Charming Shoppes, Inc.*	44,212	217
Cheesecake Factory (The), Inc.*	21,153	621
Children’s Place Retail Stores (The), Inc.*	9,666	513
Christopher & Banks Corp.	12,882	30
Citi Trends, Inc.*	5,099	45
Coinstar, Inc.*	11,471	524
Coldwater Creek, Inc.*	22,666	27
Collective Brands, Inc.*	22,534	324
Conn’s, Inc.*	4,796	53
Cost Plus, Inc.*	6,606	64
Cracker Barrel Old Country Store, Inc.	8,513	429
Denny’s Corp.*	34,660	130
Destination Maternity Corp.	3,612	60
DineEquity, Inc.*	5,674	239
Domino’s Pizza, Inc.*	21,719	737
Einstein Noah Restaurant Group, Inc.	2,412	38
Express, Inc.*	20,524	409
Ezcorp, Inc., Class A*	17,138	452
Finish Line (The), Inc., Class A	19,285	372
First Cash Financial Services, Inc.*	11,445	402
Francesca’s Holdings Corp.*	3,556	61
Fred’s, Inc., Class A	14,037	205
Genesco, Inc.*	8,772	542
GNC Holdings, Inc., Class A*	8,436	244
Gordmans Stores, Inc.*	1,676	21
Group 1 Automotive, Inc.	8,430	437
Haverty Furniture Cos., Inc.	6,449	71
hhgregg, Inc.*	6,269	91
Hibbett Sports, Inc.*	10,196	461
HOT Topic, Inc.	16,210	107
HSN, Inc.	14,600	529
Jack in the Box, Inc.*	16,065	336
Jamba, Inc.*	22,949	30
Jos. A. Bank Clothiers, Inc.*	10,147	495
Kenneth Cole Productions, Inc., Class A*	2,663	28
Kirkland’s, Inc.*	6,020	80
Krispy Kreme Doughnuts, Inc.*	20,698	135
Lithia Motors, Inc., Class A	8,403	184
Liz Claiborne, Inc.*	34,881	301
Luby’s, Inc.*	6,707	30
Lumber Liquidators Holdings, Inc.*	8,660	153
MarineMax, Inc.*	8,706	57
Mattress Firm Holding Corp.*	2,100	49
McCormick & Schmick’s Seafood Restaurants, Inc.*	5,353	47
Men’s Wearhouse (The), Inc.	18,872	612
New York & Co., Inc.*	9,087	24
Nu Skin Enterprises, Inc., Class A	20,127	978
O’Charleys, Inc.*	7,266	40
Office Depot, Inc.*	101,692	219
OfficeMax, Inc.*	33,408	152
P.F. Chang’s China Bistro, Inc.	7,886	244
Pacific Sunwear of California, Inc.*	15,257	26
Pantry (The), Inc.*	8,749	105
Papa John’s International, Inc.*	6,753	254
PC Connection, Inc.	2,905	32
Penske Automotive Group, Inc.	16,218	312
Pep Boys - Manny, Moe & Jack (The)	19,869	219
PetMed Express, Inc.	6,964	72
Pier 1 Imports, Inc.*	36,450	508
Pricesmart, Inc.	6,582	458

EQUITY INDEX FUNDS    78    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.1% continued
Retail - 6.5% continued
Red Robin Gourmet Burgers, Inc.*	4,497	$125
Regis Corp.	21,145	350
Rite Aid Corp.*	217,146	274
Ruby Tuesday, Inc.*	23,084	159
Rue21, Inc.*	5,382	116
Rush Enterprises, Inc., Class A*	12,298	257
Ruth’s Hospitality Group, Inc.*	14,436	72
Saks, Inc.*	42,908	418
Shoe Carnival, Inc.*	3,741	96
Sonic Automotive, Inc., Class A	15,228	226
Sonic Corp.*	22,781	153
Stage Stores, Inc.	11,402	158
Stein Mart, Inc.*	9,464	64
Steinway Musical Instruments, Inc.*	2,353	59
Susser Holdings Corp.*	3,306	75
Systemax, Inc.*	3,958	65
Talbots, Inc.*	28,041	75
Teavana Holdings, Inc.*	2,536	48
Texas Roadhouse, Inc.	22,769	339
Tuesday Morning Corp.*	15,219	52
Vera Bradley, Inc.*	7,294	235
Vitamin Shoppe, Inc.*	9,246	369
West Marine, Inc.*	5,399	63
Wet Seal (The), Inc., Class A*	34,409	112
Winmark Corp.	960	55
World Fuel Services Corp.	26,314	1,105
Zale Corp.*	11,198	43
Zumiez, Inc.*	8,076	224

		27,518

Savings & Loans - 0.9%
Astoria Financial Corp.	33,063	281
Bank Mutual Corp.	16,651	53
BankFinancial Corp.	6,736	37
Beneficial Mutual Bancorp, Inc.*	12,114	101
Berkshire Hills Bancorp, Inc.	7,791	173
BofI Holding, Inc.*	3,992	65
Brookline Bancorp, Inc.	21,881	185
Cape Bancorp, Inc.*	3,914	31
Charter Financial Corp.	2,399	22
Clifton Savings Bancorp, Inc.	3,564	33
Dime Community Bancshares, Inc.	11,912	150
ESB Financial Corp.	3,912	55
ESSA Bancorp, Inc.	3,647	38
First Defiance Financial Corp.	3,383	49
First Financial Holdings, Inc.	5,447	49
First Pactrust Bancorp, Inc.	4,244	43
Flagstar Bancorp, Inc.*	68,618	35
Flushing Financial Corp.	12,264	155
Fox Chase Bancorp, Inc.	4,992	63
Home Federal Bancorp, Inc.	6,882	72
Investors Bancorp, Inc.*	17,499	236
Kearny Financial Corp.	4,839	46
Meridian Interstate Bancorp, Inc.*	2,808	35
Northfield Bancorp, Inc.	6,264	89
Northwest Bancshares, Inc.	36,016	448
OceanFirst Financial Corp.	5,623	73
Oritani Financial Corp.	17,037	218
Provident Financial Services, Inc.	21,827	292
Provident New York Bancorp	13,153	87
Rockville Financial, Inc.	11,605	120
Roma Financial Corp.	2,224	22
Territorial Bancorp, Inc.	4,075	80
United Financial Bancorp, Inc.	6,267	101
ViewPoint Financial Group	13,187	172
Westfield Financial, Inc.	10,085	74
WSFS Financial Corp.	2,321	83

		3,866

Semiconductors - 3.2%
Advanced Analogic Technologies, Inc.*	15,112	87
Aeroflex Holding Corp.*	6,844	70
Alpha & Omega Semiconductor Ltd.*	5,113	37
Amkor Technology, Inc.*	34,453	150
Amtech Systems, Inc.*	3,283	28
Anadigics, Inc.*	23,908	52
Applied Micro Circuits Corp.*	24,643	166
ATMI, Inc.*	11,891	238
Axcelis Technologies, Inc.*	34,111	45
AXT, Inc.*	11,433	48
Brooks Automation, Inc.	23,486	241
Cabot Microelectronics Corp.*	8,694	411
Cavium, Inc.*	17,677	503
Ceva, Inc.*	8,641	262
Cirrus Logic, Inc.*	24,092	382
Cohu, Inc.	9,443	107
CSR PLC ADR*	—	—
Diodes, Inc.*	12,960	276
DSP Group, Inc.*	7,697	40
eMagin Corp.*	6,066	22

NORTHERN FUNDS QUARTERLY REPORT    79    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.1% continued
Semiconductors - 3.2% continued
EMCORE Corp.*	30,632	$26
Emulex Corp.*	32,784	225
Entegris, Inc.*	50,295	439
Entropic Communications, Inc.*	32,423	166
Exar Corp.*	14,604	95
Formfactor, Inc.*	19,736	100
FSI International, Inc.*	14,428	53
GSI Group, Inc.*	8,959	92
GSI Technology, Inc.*	7,243	34
GT Advanced Technologies, Inc.*	46,507	337
Hittite Microwave Corp.*	11,631	574
Inphi Corp.*	8,407	101
Integrated Device Technology, Inc.*	53,746	293
Integrated Silicon Solution, Inc.*	10,022	92
Intermolecular, Inc.*	3,500	30
IXYS Corp.*	9,549	103
Kopin Corp.*	25,863	100
Kulicke & Soffa Industries, Inc.*	26,565	246
Lattice Semiconductor Corp.*	42,082	250
LTX-Credence Corp.*	19,080	102
MaxLinear, Inc., Class A*	5,636	27
Micrel, Inc.	18,768	190
Microsemi Corp.*	31,582	529
Mindspeed Technologies, Inc.*	12,248	56
MIPS Technologies, Inc.*	20,281	90
MKS Instruments, Inc.	19,211	534
Monolithic Power Systems, Inc.*	11,355	171
MoSys, Inc.*	11,715	49
Nanometrics, Inc.*	7,351	135
Netlogic Microsystems, Inc.*	25,116	1,245
Omnivision Technologies, Inc.*	22,069	270
Pericom Semiconductor Corp.*	9,918	75
Photronics, Inc.*	20,751	126
PLX Technology, Inc.*	16,153	46
Power Integrations, Inc.	10,401	345
Rambus, Inc.*	37,319	282
Richardson Electronics Ltd.	5,064	62
Rubicon Technology, Inc.*	6,936	65
Rudolph Technologies, Inc.*	11,113	103
Semtech Corp.*	24,213	601
Sigma Designs, Inc.*	12,130	73
Silicon Image, Inc.*	30,926	145
Standard Microsystems Corp.*	8,113	209
Supertex, Inc.*	4,177	79
Tessera Technologies, Inc.*	19,169	321
TriQuint Semiconductor, Inc.*	62,374	304
Ultra Clean Holdings*	8,617	53
Ultratech, Inc.*	9,465	233
Veeco Instruments, Inc.*	15,080	314
Volterra Semiconductor Corp.*	9,079	233

		13,588

Software - 4.4%
Accelrys, Inc.*	19,615	132
ACI Worldwide, Inc.*	12,260	351
Actuate Corp.*	14,604	86
Acxiom Corp.*	30,751	375
Advent Software, Inc.*	12,081	294
American Software, Inc., Class A	8,175	77
Aspen Technology, Inc.*	31,008	538
athenahealth, Inc.*	12,948	636
Avid Technology, Inc.*	11,494	98
Blackbaud, Inc.	16,489	457
Bottomline Technologies, Inc.*	13,186	306
Callidus Software, Inc.*	10,502	67
CommVault Systems, Inc.*	16,393	700
Computer Programs & Systems, Inc.	4,049	207
Concur Technologies, Inc.*	16,439	835
Convio, Inc.*	4,242	47
Cornerstone OnDemand, Inc.*	4,011	73
CSG Systems International, Inc.*	13,232	195
Deltek, Inc.*	8,500	83
DemandTec, Inc.*	12,361	163
Digi International, Inc.*	8,815	98
DynaVox, Inc., Class A*	2,668	10
Ebix, Inc.	10,358	229
Ellie Mae, Inc.*	3,007	17
Envestnet, Inc.*	6,594	79
EPIQ Systems, Inc.	11,678	140
EPocrates, Inc.*	2,572	20
Fair Isaac Corp.	13,196	473
FalconStor Software, Inc.*	10,212	26
Geeknet, Inc.*	1,532	26
Glu Mobile, Inc.*	19,614	62
Guidance Software, Inc.*	4,087	27
Imperva, Inc.*	2,017	70
inContact, Inc.*	10,981	49
InnerWorkings, Inc.*	8,882	83
Interactive Intelligence Group, Inc.*	5,103	117

EQUITY INDEX FUNDS    80    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.1% continued
Software - 4.4% continued
JDA Software Group, Inc.*	15,624	$506
Mantech International Corp., Class A	8,903	278
MedAssets, Inc.*	17,841	165
Medidata Solutions, Inc.*	8,158	177
MedQuist Holdings, Inc.*	12,409	119
MicroStrategy, Inc., Class A*	2,989	324
Monotype Imaging Holdings, Inc.*	13,564	211
NetSuite, Inc.*	10,202	414
Omnicell, Inc.*	11,804	195
OPNET Technologies, Inc.	5,368	197
Parametric Technology Corp.*	43,784	800
PDF Solutions, Inc.*	8,378	58
Pegasystems, Inc.	6,293	185
Progress Software Corp.*	24,581	476
PROS Holdings, Inc.*	8,403	125
QAD, Inc., Class A*	2,801	29
QLIK Technologies, Inc.*	26,013	630
Quality Systems, Inc.	14,470	535
Quest Software, Inc.*	20,950	390
RealPage, Inc.*	11,117	281
RightNow Technologies, Inc.*	8,974	383
Rosetta Stone, Inc.*	3,705	28
Schawk, Inc.	4,978	56
SciQuest, Inc.*	4,304	61
Seachange International, Inc.*	10,462	74
Smith Micro Software, Inc.*	11,288	13
SolarWinds, Inc.*	20,879	584
SS&C Technologies Holdings, Inc.*	9,663	175
SuccessFactors, Inc.*	30,722	1,225
Synchronoss Technologies, Inc.*	9,706	293
SYNNEX Corp.*	9,241	281
Take-Two Interactive Software, Inc.*	27,637	374
Taleo Corp., Class A*	15,175	587
Tangoe, Inc.*	3,639	56
THQ, Inc.*	22,053	17
Tyler Technologies, Inc.*	11,142	336
Ultimate Software Group, Inc.*	9,471	617
Verint Systems, Inc.*	7,854	216

		18,717

Storage/Warehousing - 0.1%
Mobile Mini, Inc.*	13,544	237
Wesco Aircraft Holdings, Inc.*	7,458	104

		341

Telecommunications - 2.9%
8X8, Inc.*	21,585	68
ADTRAN, Inc.	23,791	718
Alaska Communications Systems Group, Inc.	17,704	53
Anaren, Inc.*	5,629	94
Anixter International, Inc.*	10,813	645
Arris Group, Inc.*	46,275	501
Aruba Networks, Inc.*	31,586	585
Atlantic Tele-Network, Inc.	3,586	140
Aviat Networks, Inc.*	20,425	37
Black Box Corp.	6,422	180
Calix, Inc.*	14,694	95
Cbeyond, Inc.*	10,773	86
Cincinnati Bell, Inc.*	74,138	225
Communications Systems, Inc.	2,303	32
Comtech Telecommunications Corp.	7,520	215
Consolidated Communications Holdings, Inc.	9,426	180
Dialogic, Inc.*	5,523	7
DigitalGlobe, Inc.*	12,822	219
Extreme Networks, Inc.*	36,850	108
Fairpoint Communications, Inc.*	7,517	33
Finisar Corp.*	32,803	549
General Communication, Inc., Class A*	15,848	155
GeoEye, Inc.*	7,930	176
Globalstar, Inc.*	36,524	20
Globecomm Systems, Inc.*	8,700	119
Harmonic, Inc.*	42,744	215
HickoryTech Corp.	4,685	52
IDT Corp., Class B	4,756	45
Infinera Corp.*	38,110	239
InterDigital, Inc.	16,907	737
Iridium Communications, Inc.*	17,031	131
Ixia*	14,896	157
KVH Industries, Inc.*	4,997	39
Leap Wireless International, Inc.*	22,720	211
LogMeIn, Inc.*	7,490	289
Loral Space & Communications, Inc.*	4,077	265
Lumos Networks Corp.	5,252	81
Meru Networks, Inc.*	3,755	15
Motricity, Inc.*	12,824	12
NeoPhotonics Corp.*	3,109	14
Netgear, Inc.*	13,644	458
Neutral Tandem, Inc.*	12,033	129
Novatel Wireless, Inc.*	10,149	32

NORTHERN FUNDS QUARTERLY REPORT    81    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.1% continued
Telecommunications - 2.9% continued
NTELOS Holdings Corp.	5,252	$107
NumereX Corp., Class A*	3,358	28
Oclaro, Inc.*	19,890	56
Oplink Communications, Inc.*	7,260	120
Opnext, Inc.*	14,724	12
ORBCOMM, Inc.*	12,174	36
Plantronics, Inc.	16,051	572
Powerwave Technologies, Inc.*	11,757	24
Preformed Line Products Co.	922	55
Premiere Global Services, Inc.*	20,064	170
Procera Networks, Inc.*	5,171	81
RF Micro Devices, Inc.*	102,837	555
RigNet, Inc.*	2,571	43
Shenandoah Telecommunications Co.	8,405	88
ShoreTel, Inc.*	18,061	115
Sonus Networks, Inc.*	77,677	186
SureWest Communications	4,906	59
Sycamore Networks, Inc.*	7,159	128
Symmetricom, Inc.*	17,163	92
Tekelec*	22,990	251
TeleNav, Inc.*	5,705	45
Ubiquiti Networks, Inc.*	3,198	58
UniTek Global Services, Inc.*	3,775	17
USA Mobility, Inc.	8,238	114
Viasat, Inc.*	13,322	614
Vonage Holdings Corp.*	53,128	130
Westell Technologies, Inc., Class A*	18,499	41

		12,158

Textiles - 0.1%
G&K Services, Inc., Class A	7,106	207
Unifirst Corp.	5,293	300

		507

Toys, Games & Hobbies - 0.1%
Jakks Pacific, Inc.	10,162	144
Leapfrog Enterprises, Inc.*	15,950	89

		233

Transportation - 1.9%
Air Transport Services Group, Inc.*	18,871	89
Arkansas Best Corp.	9,486	183
Atlas Air Worldwide Holdings, Inc.*	9,782	376
Baltic Trading Ltd.	5,333	25
Bristow Group, Inc.	13,283	630
CAI International, Inc.*	4,821	75
Celadon Group, Inc.	6,873	81
Covenant Transport Group, Inc., Class A*	2,921	9
DHT Holdings, Inc.	22,189	16
Eagle Bulk Shipping, Inc.*	19,882	19
Echo Global Logistics, Inc.*	3,993	65
Excel Maritime Carriers Ltd.*	17,702	26
Forward Air Corp.	11,060	354
Frontline Ltd.	17,813	76
Genco Shipping & Trading Ltd.*	11,263	76
Genesee & Wyoming, Inc., Class A*	14,726	892
Golar LNG Ltd.	14,776	657
Gulfmark Offshore, Inc., Class A*	8,609	362
Heartland Express, Inc.	18,857	269
HUB Group, Inc., Class A*	13,467	437
International Shipholding Corp.	2,397	45
Knight Transportation, Inc.	22,199	347
Knightsbridge Tankers Ltd.	8,404	115
Marten Transport Ltd.	5,789	104
Nordic American Tankers Ltd.	17,396	209
Old Dominion Freight Line, Inc.*	17,398	705
Overseas Shipholding Group, Inc.	10,473	114
Pacer International, Inc.*	14,652	78
Patriot Transportation Holding, Inc.*	2,169	47
PHI, Inc. (Non Voting)*	5,172	129
Quality Distribution, Inc.*	5,169	58
RailAmerica, Inc.*	7,672	114
Roadrunner Transportation Systems, Inc.*	3,703	52
Saia, Inc.*	6,569	82
Scorpio Tankers, Inc.*	11,923	58
Ship Finance International Ltd.	16,696	156
Swift Transportation Co.*	29,133	240
Teekay Tankers Ltd., Class A	14,669	52
Ultrapetrol Bahamas Ltd.*	8,773	26
Universal Truckload Services, Inc.	2,412	44
Werner Enterprises, Inc.	15,781	380

		7,872

Trucking & Leasing - 0.2%
AMERCO	3,189	282
Greenbrier Cos., Inc.*	7,186	175
TAL International Group, Inc.	8,276	238
Textainer Group Holdings Ltd.	3,926	114

		809

EQUITY INDEX FUNDS    82    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.1% continued
Water - 0.3%
American States Water Co.	6,869	$240
Artesian Resources Corp., Class A	2,602	49
California Water Service Group	15,231	278
Connecticut Water Service, Inc.	3,383	92
Consolidated Water Co. Ltd.	5,307	45
Middlesex Water Co.	5,499	103
Pennichuck Corp.	1,668	48
PICO Holdings, Inc.*	8,254	170
SJW Corp.	5,068	120
York Water Co.	5,058	89

		1,234

Total Common Stocks (Cost $387,536)		408,300

OTHER - 0.0%
Escrow DLB Oil & Gas (1) *	800	—
Escrow Gerber Scientific, Inc.(1) *	8,824	—
Total Other (Cost $ — )		—

RIGHTS - 0.0%
Biotechnology - 0.0%
Lexicon Pharmaceuticals, Inc.*	58,011	4

Savings & Loans - 0.0%
CSF Holdings, Inc.*	4,212	—

Total Rights (Cost $ —)		4

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS - 0.0%
Krispy Kreme Doughnuts, Inc., Exp. 3/2/12, Strike $12.21*	429	$—
Magnum Hunter Resources Corp. Exp. 10/14/13, Strike $10.50*	3,855	—

Total Warrants (Cost $ —)		—

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 3.1%
Northern Institutional Funds - Diversified Assets Portfolio (2) (3)	13,287,373	$13,287

Total Investment Companies (Cost $13,287)		13,287

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT - TERM INVESTMENTS - 0.5%
U.S. Treasury Bill, 0.00%, 5/3/12(4)	$2,035	$2,035

Total Short-Term Investments (Cost $2,035)		2,035

Total Investments - 99.7% (Cost $402,858)		423,626

Other Assets less Liabilities - 0.3%		1,333

NET ASSETS - 100.0%		$424,959

(1)	Security listed as escrow is considered to be worthless.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(3)

At March 31, 2011, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $20,507,000 with net sales of approximately $7,220,000 during the nine months ended December 31, 2011.

(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2011, the Small Cap Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
Russell 2000 Mini	226	$16,697	Long	3/12	$229

Federal Tax Information:

At December 31, 2011, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$405,232

Gross tax appreciation of investments	$78,917
Gross tax depreciation of investments	(60,523)

Net tax appreciation of investments	$18,394

NORTHERN FUNDS QUARTERLY REPORT    83    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued	DECEMBER 31, 2011 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Small Cap Index Fund’s investments and other financial instruments, which are carried at fair value, as of December 31, 2011:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$408,300	(1)	$—	$—	$408,300
Rights	—		4	—	4
Investment Companies	13,287		—	—	13,287
Short-Term Investments	—		2,035	—	2,035

Total Investments	$421,587		$2,039	$—	$423,626

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$229		$—	$—	$229

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At December 31, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/11 (000S)	REALIZED GAINS (000S)	REALIZED LOSSES (000S)	CHANGE IN UNREALIZED APPRECIATION (000S)	CHANGE IN UNREALIZED DEPRECIATION (000S)	PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S)	TRANSFERS OUT OF LEVEL 3 (000S)	BALANCE AS OF 12/31/11 (000S)
Common Stock Insurance	$2	$—	$(16)	$14	$—	$—	$—	$—	$—	$—

EQUITY INDEX FUNDS    84    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND	DECEMBER 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%
Advertising - 0.1%
Interpublic Group of (The) Cos., Inc.	106,020	$1,032
Omnicom Group, Inc.	63,955	2,851

		3,883

Aerospace/Defense - 2.0%
Boeing (The) Co.	173,491	12,726
General Dynamics Corp.	83,092	5,518
Goodrich Corp.	29,290	3,623
L-3 Communications Holdings, Inc.	23,379	1,559
Lockheed Martin Corp.	61,978	5,014
Northrop Grumman Corp.	60,762	3,553
Raytheon Co.	80,960	3,917
Rockwell Collins, Inc.	35,344	1,957
United Technologies Corp.	211,506	15,459

		53,326

Agriculture - 2.1%
Altria Group, Inc.	480,143	14,236
Archer-Daniels-Midland Co.	156,839	4,486
Lorillard, Inc.	31,434	3,583
Philip Morris International, Inc.	405,405	31,816
Reynolds American, Inc.	78,655	3,258

		57,379

Airlines - 0.1%
Southwest Airlines Co.	182,736	1,564

Apparel - 0.6%
Coach, Inc.	68,321	4,170
NIKE, Inc., Class B	86,789	8,364
Ralph Lauren Corp.	14,884	2,055
VF Corp.	20,210	2,567

		17,156

Auto Manufacturers - 0.5%
Ford Motor Co.*	887,724	9,552
PACCAR, Inc.	83,686	3,136

		12,688

Auto Parts & Equipment - 0.3%
BorgWarner, Inc.*	25,510	1,626
Goodyear Tire & Rubber (The) Co.*	57,571	816
Johnson Controls, Inc.	157,901	4,936

		7,378

Banks - 6.0%
Bank of America Corp.	2,366,267	13,156
Bank of New York Mellon (The) Corp.	283,440	5,643
BB&T Corp.	161,997	4,077
Capital One Financial Corp.	107,834	4,560
Citigroup, Inc.	682,645	17,960
Comerica, Inc.	47,425	1,224
Fifth Third Bancorp	215,462	2,741
First Horizon National Corp.	59,642	477
First Horizon National Corp. -
(Fractional Shares)*	204,131	—
Goldman Sachs Group (The), Inc.	114,862	10,387
Huntington Bancshares, Inc.	199,698	1,096
JPMorgan Chase & Co.	887,015	29,493
KeyCorp	225,682	1,736
M&T Bank Corp.	29,668	2,265
Morgan Stanley	344,714	5,216
Northern Trust Corp.(1) (2)	52,646	2,088
PNC Financial Services Group, Inc.	123,080	7,098
Regions Financial Corp.	287,793	1,238
State Street Corp.	114,801	4,628
SunTrust Banks, Inc.	125,937	2,229
U.S. Bancorp	445,288	12,045
Wells Fargo & Co.	1,231,424	33,938
Zions Bancorporation	41,934	683

		163,978

Beverages - 2.6%
Beam, Inc.	36,258	1,858
Brown-Forman Corp., Class B	23,745	1,912
Coca-Cola (The) Co.	529,948	37,080
Coca-Cola Enterprises, Inc.	72,942	1,880
Constellation Brands, Inc., Class A*	39,452	816
Dr Pepper Snapple Group, Inc.	49,505	1,954
Molson Coors Brewing Co., Class B	37,027	1,612
PepsiCo, Inc.	364,772	24,203

		71,315

Biotechnology - 1.2%
Amgen, Inc.	185,088	11,885
Biogen Idec, Inc.*	56,698	6,240
Celgene Corp.*	103,554	7,000
Gilead Sciences, Inc.*	175,238	7,172
Life Technologies Corp.*	42,115	1,639

		33,936

Building Materials - 0.0%
Masco Corp.	86,101	902

NORTHERN FUNDS QUARTERLY REPORT    85     EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6% continued
Chemicals - 2.2%
Air Products & Chemicals, Inc.	48,998	$4,174
Airgas, Inc.	16,032	1,252
CF Industries Holdings, Inc.	15,433	2,237
Dow Chemical (The) Co.	276,594	7,955
E.I. du Pont de Nemours & Co.	215,386	9,860
Eastman Chemical Co.	32,054	1,252
Ecolab, Inc.	70,512	4,076
FMC Corp.	16,378	1,409
International Flavors & Fragrances, Inc.	18,456	967
Monsanto Co.	124,905	8,752
Mosaic (The) Co.	69,258	3,493
PPG Industries, Inc.	36,023	3,008
Praxair, Inc.	70,129	7,497
Sherwin-Williams (The) Co.	19,923	1,779
Sigma-Aldrich Corp.	27,810	1,737

		59,448

Coal - 0.2%
Alpha Natural Resources, Inc.*	51,329	1,049
Consol Energy, Inc.	53,024	1,946
Peabody Energy Corp.	63,592	2,105

		5,100

Commercial Services - 1.6%
Apollo Group, Inc., Class A*	27,225	1,467
Automatic Data Processing, Inc.	113,731	6,143
DeVry, Inc.	14,076	541
Equifax, Inc.	28,558	1,106
H&R Block, Inc.	67,088	1,096
Iron Mountain, Inc.	43,385	1,336
Mastercard, Inc., Class A	24,874	9,274
Moody’s Corp.	45,353	1,527
Paychex, Inc.	75,492	2,273
Quanta Services, Inc.*	48,452	1,044
R.R. Donnelley & Sons Co.	42,131	608
Robert Half International, Inc.	32,400	922
SAIC, Inc.*	64,773	796
Total System Services, Inc.	37,445	732
Visa, Inc., Class A	118,508	12,032
Western Union (The) Co.	144,309	2,635

		43,532

Computers - 6.9%
Accenture PLC, Class A	149,548	7,960
Apple, Inc.*	216,908	87,848
Cognizant Technology Solutions Corp., Class A*	70,555	4,537
Computer Sciences Corp.	36,451	864
Dell, Inc.*	356,698	5,219
EMC Corp.*	476,312	10,260
Hewlett-Packard Co.	464,033	11,953
International Business Machines Corp.	275,048	50,576
Lexmark International, Inc., Class A	16,331	540
NetApp, Inc.*	83,859	3,042
SanDisk Corp.*	55,681	2,740
Teradata Corp.*	39,603	1,921
Western Digital Corp.*	54,672	1,692

		189,152

Cosmetics/Personal Care - 2.1%
Avon Products, Inc.	100,720	1,760
Colgate-Palmolive Co.	112,813	10,423
Estee Lauder (The) Cos., Inc., Class A	26,215	2,944
Procter & Gamble (The) Co.	642,133	42,837

		57,964

Distribution/Wholesale - 0.3%
Fastenal Co.	68,812	3,001
Genuine Parts Co.	36,685	2,245
W.W. Grainger, Inc.	14,208	2,660

		7,906

Diversified Financial Services - 1.6%
American Express Co.	235,954	11,130
Ameriprise Financial, Inc.	52,890	2,626
BlackRock, Inc.	23,548	4,197
Charles Schwab (The) Corp.	250,995	2,826
CME Group, Inc.	15,459	3,767
Discover Financial Services	128,821	3,092
E*TRADE Financial Corp.*	56,960	453
Federated Investors, Inc., Class B	22,057	334
Franklin Resources, Inc.	33,833	3,250
IntercontinentalExchange, Inc.*	16,919	2,040
Invesco Ltd.	106,393	2,137
Legg Mason, Inc.	29,592	712
NASDAQ OMX Group (The), Inc.*	28,813	706
NYSE Euronext	61,172	1,597
SLM Corp.	119,345	1,599
T. Rowe Price Group, Inc.	59,469	3,387

		43,853

EQUITY INDEX FUNDS    86    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6% continued
Electric - 3.4%
AES (The) Corp.*	149,830	$1,774
Ameren Corp.	56,695	1,878
American Electric Power Co., Inc.	113,364	4,683
CMS Energy Corp.	58,676	1,296
Consolidated Edison, Inc.	68,714	4,262
Constellation Energy Group, Inc.	47,188	1,872
Dominion Resources, Inc.	132,878	7,053
DTE Energy Co.	39,273	2,138
Duke Energy Corp.	311,307	6,849
Edison International	76,031	3,148
Entergy Corp.	41,292	3,016
Exelon Corp.	154,959	6,721
FirstEnergy Corp.	98,245	4,352
Integrys Energy Group, Inc.	18,224	987
NextEra Energy, Inc.	98,960	6,025
Northeast Utilities	41,062	1,481
NRG Energy, Inc.*	52,284	947
Pepco Holdings, Inc.	54,275	1,102
PG&E Corp.	95,154	3,922
Pinnacle West Capital Corp.	24,927	1,201
PPL Corp.	134,278	3,950
Progress Energy, Inc.	68,490	3,837
Public Service Enterprise Group, Inc.	117,649	3,884
SCANA Corp.	27,497	1,239
Southern (The) Co.	200,921	9,301
TECO Energy, Inc.	50,293	963
Wisconsin Energy Corp.	53,547	1,872
Xcel Energy, Inc.	113,461	3,136

		92,889

Electrical Components & Equipment - 0.3%
Emerson Electric Co.	171,695	7,999
Molex, Inc.	30,920	738

		8,737

Electronics - 1.1%
Agilent Technologies, Inc.*	81,324	2,841
Amphenol Corp., Class A	38,710	1,757
FLIR Systems, Inc.	36,881	925
Honeywell International, Inc.	180,422	9,806
Jabil Circuit, Inc.	43,548	856
PerkinElmer, Inc.	27,053	541
TE Connectivity Ltd.	98,986	3,050
Thermo Fisher Scientific, Inc.*	88,729	3,990
Tyco International Ltd.	107,502	5,021
Waters Corp.*	20,758	1,537

		30,324

Engineering & Construction - 0.1%
Fluor Corp.	39,298	1,975
Jacobs Engineering Group, Inc.*	30,055	1,219

		3,194

Entertainment - 0.0%
International Game Technology	68,132	1,172

Environmental Control - 0.3%
Republic Services, Inc.	73,451	2,024
Stericycle, Inc.*	19,640	1,530
Waste Management, Inc.	107,549	3,518

		7,072

Food - 2.0%
Campbell Soup Co.	41,260	1,371
ConAgra Foods, Inc.	97,448	2,573
Dean Foods Co.*	42,662	478
General Mills, Inc.	150,776	6,093
H.J. Heinz Co.	75,225	4,065
Hershey (The) Co.	35,703	2,206
Hormel Foods Corp.	32,577	954
J.M. Smucker (The) Co.	26,762	2,092
Kellogg Co.	57,643	2,915
Kraft Foods, Inc., Class A	412,194	15,400
Kroger (The) Co.	139,107	3,369
McCormick & Co., Inc. (Non Voting)	30,825	1,554
Safeway, Inc.	79,901	1,681
Sara Lee Corp.	136,781	2,588
SUPERVALU, Inc.	50,033	406
Sysco Corp.	137,132	4,022
Tyson Foods, Inc., Class A	67,273	1,389
Whole Foods Market, Inc.	36,984	2,573

		55,729

Forest Products & Paper - 0.3%
International Paper Co.	102,193	3,025
MeadWestvaco Corp.	40,519	1,213
Plum Creek Timber Co., Inc.	37,909	1,386
Weyerhaeuser Co.	123,995	2,315

		7,939

Gas - 0.3%
AGL Resources, Inc.	27,054	1,143
CenterPoint Energy, Inc.	98,722	1,983

NORTHERN FUNDS QUARTERLY REPORT    87    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6% continued
Gas - 0.3% continued
NiSource, Inc.	64,652	$1,540
Sempra Energy	55,630	3,060

		7,726

Hand/Machine Tools - 0.1%
Snap-On, Inc.	13,116	664
Stanley Black & Decker, Inc.	39,136	2,645

		3,309

Healthcare - Products - 1.8%
Baxter International, Inc.	131,888	6,526
Becton, Dickinson and Co.	50,471	3,771
Boston Scientific Corp.*	346,018	1,848
C.R. Bard, Inc.	19,728	1,687
CareFusion Corp.*	52,434	1,332
Covidien PLC	112,579	5,067
DENTSPLY International, Inc.	33,652	1,178
Edwards Lifesciences Corp.*	26,582	1,879
Hospira, Inc.*	38,528	1,170
Intuitive Surgical, Inc.*	9,072	4,200
Medtronic, Inc.	246,689	9,436
Patterson Cos., Inc.	21,682	640
St. Jude Medical, Inc.	74,444	2,553
Stryker Corp.	75,632	3,760
Varian Medical Systems, Inc.*	26,540	1,782
Zimmer Holdings, Inc.*	41,345	2,209

		49,038

Healthcare - Services - 1.3%
Aetna, Inc.	84,576	3,568
Cigna Corp.	66,592	2,797
Coventry Health Care, Inc.*	33,649	1,022
DaVita, Inc.*	22,195	1,682
Humana, Inc.	37,968	3,326
Laboratory Corp. of America Holdings*	22,983	1,976
Quest Diagnostics, Inc.	36,923	2,144
Tenet Healthcare Corp.*	106,979	549
UnitedHealth Group, Inc.	248,440	12,591
WellPoint, Inc.	81,224	5,381

		35,036

Holding Companies - Diversified - 0.0%
Leucadia National Corp.	46,364	1,054

Home Builders - 0.1%
D.R. Horton, Inc.	66,118	834
Lennar Corp., Class A	38,682	760
Pulte Group, Inc.*	80,201	506

		2,100

Home Furnishings - 0.1%
Harman International Industries, Inc.	15,830	602
Whirlpool Corp.	18,215	864

		1,466

Household Products/Wares - 0.4%
Avery Dennison Corp.	24,104	691
Clorox (The) Co.	31,051	2,067
Kimberly-Clark Corp.	91,973	6,766

		9,524

Housewares - 0.0%
Newell Rubbermaid, Inc.	67,389	1,088

Insurance - 3.5%
ACE Ltd.	78,367	5,495
Aflac, Inc.	108,896	4,711
Allstate (The) Corp.	118,306	3,243
American International Group, Inc.*	100,820	2,339
American International Group, Inc. - (Fractional Shares)*	11,638	—
Aon Corp.	75,645	3,540
Assurant, Inc.	21,738	893
Berkshire Hathaway, Inc., Class B*	410,348	31,310
Chubb (The) Corp.	64,983	4,498
Cincinnati Financial Corp.	37,642	1,147
Genworth Financial, Inc., Class A*	115,458	756
Hartford Financial Services Group, Inc.	104,509	1,698
Lincoln National Corp.	70,818	1,375
Loews Corp.	70,881	2,669
Marsh & McLennan Cos., Inc.	125,470	3,967
MetLife, Inc.	246,090	7,673
Principal Financial Group, Inc.	71,407	1,757
Progressive (The) Corp.	144,414	2,818
Prudential Financial, Inc.	110,239	5,525
Torchmark Corp.	23,492	1,019
Travelers (The) Cos., Inc.	96,149	5,689
Unum Group	68,980	1,453
XL Group PLC	75,230	1,487

		95,062

Internet - 2.9%
Amazon.com, Inc.*	84,878	14,692
eBay, Inc.*	268,173	8,134
Expedia, Inc.	22,102	641

EQUITY INDEX FUNDS    88    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6% continued
Internet - 2.9% continued
F5 Networks, Inc.*	18,450	$1,958
Google, Inc., Class A*	58,953	38,078
Netflix, Inc.*	13,261	919
priceline.com, Inc.*	11,621	5,435
Symantec Corp.*	172,040	2,692
TripAdvisor, Inc.*	22,102	557
VeriSign, Inc.	37,282	1,332
Yahoo!, Inc.*	289,246	4,666

		79,104

Iron/Steel - 0.3%
Allegheny Technologies, Inc.	25,251	1,207
Cliffs Natural Resources, Inc.	33,302	2,077
Nucor Corp.	73,894	2,924
United States Steel Corp.	33,343	882

		7,090

Leisure Time - 0.2%
Carnival Corp.	105,720	3,451
Harley-Davidson, Inc.	53,963	2,097

		5,548

Lodging - 0.3%
Marriott International, Inc., Class A	62,305	1,817
Marriott International, Inc., Class A - (Fractional Shares)*	79,497	—
Starwood Hotels & Resorts Worldwide, Inc.	45,044	2,161
Wyndham Worldwide Corp.	35,249	1,334
Wynn Resorts Ltd.	18,537	2,048

		7,360

Machinery - Construction & Mining - 0.6%
Caterpillar, Inc.	150,850	13,667
Joy Global, Inc.	24,541	1,840

		15,507

Machinery - Diversified - 0.7%
Cummins, Inc.	45,174	3,976
Deere & Co.	96,916	7,496
Flowserve Corp.	13,169	1,308
Rockwell Automation, Inc.	32,881	2,413
Roper Industries, Inc.	22,517	1,956
Xylem, Inc.	43,919	1,128

		18,277

Media - 2.9%
Cablevision Systems Corp., Class A	50,322	716
CBS Corp., Class B (Non Voting)	152,820	4,148
Comcast Corp., Class A	636,054	15,081
DIRECTV, Class A*	164,626	7,039
Discovery Communications, Inc., Class A*	61,703	2,528
Gannett Co., Inc.	54,496	729
McGraw-Hill (The) Cos., Inc.	68,677	3,088
News Corp., Class A	512,132	9,136
Scripps Networks Interactive, Inc., Class A	22,594	958
Time Warner Cable, Inc.	74,519	4,737
Time Warner, Inc.	233,587	8,442
Viacom, Inc., Class B	128,833	5,850
Walt Disney (The) Co.	419,357	15,726
Washington Post (The) Co., Class B	1,143	431

		78,609

Metal Fabrication/Hardware - 0.2%
Precision Castparts Corp.	33,667	5,548

Mining - 0.7%
Alcoa, Inc.	245,629	2,125
Freeport-McMoRan Copper & Gold, Inc.	221,593	8,152
Newmont Mining Corp.	115,406	6,925
Titanium Metals Corp.	18,061	271
Vulcan Materials Co.	30,569	1,203

		18,676

Miscellaneous Manufacturing - 3.1%
3M Co.	163,611	13,372
Cooper Industries PLC	37,069	2,007
Danaher Corp.	132,971	6,255
Dover Corp.	43,064	2,500
Eaton Corp.	78,036	3,397
General Electric Co.	2,464,232	44,134
Illinois Tool Works, Inc.	112,842	5,271
Ingersoll-Rand PLC	72,883	2,221
Leggett & Platt, Inc.	32,802	756
Pall Corp.	26,861	1,535
Parker Hannifin Corp.	35,304	2,692
Textron, Inc.	63,809	1,180

		85,320

Office/Business Equipment - 0.1%
Pitney Bowes, Inc.	47,599	882
Xerox Corp.	322,819	2,570

		3,452

NORTHERN FUNDS QUARTERLY REPORT    89    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6% continued
Oil & Gas - 9.6%
Anadarko Petroleum Corp.	116,297	$8,877
Apache Corp.	89,705	8,126
Cabot Oil & Gas Corp.	24,470	1,857
Chesapeake Energy Corp.	153,302	3,417
Chevron Corp.	464,826	49,458
ConocoPhillips	309,930	22,585
Denbury Resources, Inc.*	91,343	1,379
Devon Energy Corp.	94,376	5,851
Diamond Offshore Drilling, Inc.	16,042	887
EOG Resources, Inc.	62,796	6,186
EQT Corp.	34,883	1,911
Exxon Mobil Corp.	1,118,635	94,816
Helmerich & Payne, Inc.	24,602	1,436
Hess Corp.	69,246	3,933
Marathon Oil Corp.	163,630	4,789
Marathon Petroleum Corp.	83,572	2,782
Murphy Oil Corp.	45,276	2,524
Nabors Industries Ltd.*	67,185	1,165
Newfield Exploration Co.*	30,368	1,146
Noble Corp.*	59,203	1,789
Noble Energy, Inc.	41,063	3,876
Occidental Petroleum Corp.	189,533	17,759
Pioneer Natural Resources Co.	28,587	2,558
QEP Resources, Inc.	40,413	1,184
Range Resources Corp.	36,510	2,261
Rowan Cos., Inc.*	29,036	881
Southwestern Energy Co.*	81,722	2,610
Sunoco, Inc.	24,769	1,016
Tesoro Corp.*	33,516	783
Valero Energy Corp.	130,425	2,745

		260,587

Oil & Gas Services - 1.7%
Baker Hughes, Inc.	102,268	4,974
Cameron International Corp.*	57,268	2,817
FMC Technologies, Inc.*	55,197	2,883
Halliburton Co.	214,953	7,418
National Oilwell Varco, Inc.	98,961	6,728
Schlumberger Ltd.	313,624	21,424

		46,244

Packaging & Containers - 0.1%
Ball Corp.	38,244	1,366
Bemis Co., Inc.	24,195	728
Owens-Illinois, Inc.*	39,340	762
Sealed Air Corp.	38,728	666

		3,522

Pharmaceuticals - 7.0%
Abbott Laboratories	363,483	20,439
Allergan, Inc.	71,175	6,245
AmerisourceBergen Corp.	60,315	2,243
Bristol-Myers Squibb Co.	395,215	13,927
Cardinal Health, Inc.	80,057	3,251
Eli Lilly & Co.	237,805	9,883
Express Scripts, Inc.*	113,265	5,062
Forest Laboratories, Inc.*	62,027	1,877
Johnson & Johnson	637,325	41,796
McKesson Corp.	57,066	4,446
Mead Johnson Nutrition Co.	47,827	3,287
Medco Health Solutions, Inc.*	90,330	5,049
Merck & Co., Inc.	711,370	26,819
Mylan, Inc.*	100,581	2,158
Perrigo Co.	21,752	2,117
Pfizer, Inc.	1,794,063	38,824
Watson Pharmaceuticals, Inc.*	29,636	1,788

		189,211

Pipelines - 0.6%
El Paso Corp.	180,239	4,789
Oneok, Inc.	24,204	2,098
Spectra Energy Corp.	152,057	4,676
Williams (The) Cos., Inc.	137,717	4,547

		16,110

Real Estate - 0.0%
CBRE Group, Inc.*	76,689	1,167

Real Estate Investment Trusts - 1.6%
Apartment Investment & Management Co., Class A	27,954	641
AvalonBay Communities, Inc.	22,331	2,917
Boston Properties, Inc.	34,632	3,449
Equity Residential	68,707	3,918
HCP, Inc.	94,456	3,913
Health Care REIT, Inc.	44,251	2,413
Host Hotels & Resorts, Inc.	165,832	2,449
Kimco Realty Corp.	95,948	1,558
ProLogis, Inc.	106,751	3,052
Public Storage	33,174	4,461
Simon Property Group, Inc.	68,537	8,837
Ventas, Inc.	67,206	3,705

EQUITY INDEX FUNDS    90    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6% continued
Real Estate Investment Trusts - 1.6% continued
Vornado Realty Trust	42,915	$3,299

		44,612

Retail - 6.2%
Abercrombie & Fitch Co., Class A	19,745	964
AutoNation, Inc.*	11,193	413
AutoZone, Inc.*	6,479	2,105
Bed Bath & Beyond, Inc.*	56,016	3,247
Best Buy Co., Inc.	68,517	1,601
Big Lots, Inc.*	15,554	587
CarMax, Inc.*	53,593	1,633
Chipotle Mexican Grill, Inc.*	7,288	2,461
Costco Wholesale Corp.	101,266	8,437
CVS Caremark Corp.	303,694	12,385
Darden Restaurants, Inc.	30,697	1,399
Dollar Tree, Inc.*	27,754	2,307
Family Dollar Stores, Inc.	27,472	1,584
GameStop Corp., Class A*	33,146	800
Gap (The), Inc.	80,416	1,492
Home Depot (The), Inc.	359,683	15,121
J.C. Penney Co., Inc.	33,613	1,181
Kohl’s Corp.	59,186	2,921
Limited Brands, Inc.	56,768	2,291
Lowe’s Cos., Inc.	291,866	7,408
Macy’s, Inc.	97,750	3,146
McDonald’s Corp.	238,668	23,946
Nordstrom, Inc.	38,175	1,898
Orchard Supply Hardware Stores Corp., Class A*	388	—
O’Reilly Automotive, Inc.*	29,940	2,394
Ross Stores, Inc.	53,469	2,541
Sears Holdings Corp.*	8,866	282
Staples, Inc.	161,543	2,244
Starbucks Corp.	174,393	8,024
Target Corp.	156,484	8,015
Tiffany & Co.	29,635	1,964
TJX Cos., Inc.	87,860	5,671
Urban Outfitters, Inc.*	26,421	728
Walgreen Co.	207,508	6,860
Wal-Mart Stores, Inc.	407,776	24,369
Yum! Brands, Inc.	107,889	6,366

		168,785

Savings & Loans - 0.1%
Hudson City Bancorp, Inc.	120,853	755
People’s United Financial, Inc.	83,076	1,068

		1,823

Semiconductors - 3.1%
Advanced Micro Devices, Inc.*	132,727	717
Altera Corp.	74,603	2,768
Analog Devices, Inc.	69,181	2,475
Applied Materials, Inc.	306,327	3,281
Broadcom Corp., Class A*	113,535	3,333
First Solar, Inc.*	13,201	446
Intel Corp.	1,188,017	28,809
KLA-Tencor Corp.	38,425	1,854
Linear Technology Corp.	53,864	1,618
LSI Corp.*	135,739	808
Microchip Technology, Inc.	45,078	1,651
Micron Technology, Inc.*	225,819	1,420
Novellus Systems, Inc.*	15,640	646
NVIDIA Corp.*	142,558	1,976
QUALCOMM, Inc.	392,294	21,458
Teradyne, Inc.*	41,813	570
Texas Instruments, Inc.	267,513	7,787
Xilinx, Inc.	61,972	1,987

		83,604

Software - 3.6%
Adobe Systems, Inc.*	114,633	3,241
Akamai Technologies, Inc.*	41,952	1,354
Autodesk, Inc.*	52,880	1,604
BMC Software, Inc.*	39,508	1,295
CA, Inc.	86,371	1,746
Cerner Corp.*	34,050	2,086
Citrix Systems, Inc.*	43,619	2,649
Dun & Bradstreet (The) Corp.	11,201	838
Electronic Arts, Inc.*	76,258	1,571
Fidelity National Information Services, Inc.	56,225	1,495
Fiserv, Inc.*	33,319	1,957
Intuit, Inc.	69,448	3,652
Microsoft Corp.	1,747,584	45,367
Oracle Corp.	918,515	23,560
Red Hat, Inc.*	44,488	1,837
Salesforce.com, Inc.*	31,865	3,233

		97,485

Telecommunications - 4.5%
American Tower Corp., Class A*	91,777	5,508
AT&T, Inc.	1,382,526	41,808

NORTHERN FUNDS QUARTERLY REPORT    91    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6% continued
Telecommunications - 4.5% continued
CenturyLink, Inc.	144,528	$5,376
Cisco Systems, Inc.	1,255,208	22,694
Corning, Inc.	365,184	4,740
Frontier Communications Corp.	235,249	1,212
Harris Corp.	26,951	971
JDS Uniphase Corp.*	55,260	577
Juniper Networks, Inc.*	121,633	2,482
MetroPCS Communications, Inc.*	69,818	606
Motorola Mobility Holdings, Inc.*	61,489	2,386
Motorola Solutions, Inc.	66,793	3,092
Sprint Nextel Corp.*	708,989	1,659
Verizon Communications, Inc.	660,123	26,484
Windstream Corp.	135,091	1,586

		121,181

Textiles - 0.0%
Cintas Corp.	26,143	910

Toys, Games & Hobbies - 0.1%
Hasbro, Inc.	26,926	859
Mattel, Inc.	79,616	2,210

		3,069

Transportation - 1.9%
C.H. Robinson Worldwide, Inc.	37,970	2,650
CSX Corp.	245,180	5,163
Expeditors International of
Washington, Inc.	49,634	2,033
FedEx Corp.	74,137	6,191
Norfolk Southern Corp.	78,490	5,719
Ryder System, Inc.	11,944	635
Union Pacific Corp.	112,603	11,929
United Parcel Service, Inc., Class B	225,289	16,489

		50,809

Total Common Stocks (Cost $2,428,385)		2,656,529

PREFERRED STOCKS - 0.0%
Retail - 0.0%
Orchard Supply Hardware Stores Corp.*	388	—

Total Preferred Stocks (Cost $33)		—

INVESTMENT COMPANIES - 1.8%
Northern Institutional Funds - Diversified Assets Portfolio (3) (4)	50,053,903	50,054

Total Investment Companies (Cost $50,054)		50,054

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT - TERM INVESTMENTS - 0.3%
U.S. Treasury Bill,
0.00%, 5/3/12(5)	$7,635	$7,634

Total Short-Term Investments (Cost $7,634)		7,634

Total Investments - 99.7% (Cost $2,486,106)		2,714,217

Other Assets less Liabilities - 0.3%		7,866

NET ASSETS - 100.0%		$2,722,083

(1)

At March 31, 2011, the value of the Fund’s investment in Northern Trust Corp. was approximately $2,081,000. There were gross purchases of approximately $483,000 and no sales during the nine months ended December 31, 2011. The net change in unrealized depreciation during the nine months ended December 31, 2011, was approximately $476,000.

(2)	Investment in affiliate.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(4)

At March 31, 2011, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $78,989,000 with net sales of approximately $28,935,000 during the nine months ended December 31, 2011.

(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2011, the Stock Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
E-Mini S&P 500	1,038	$65,010	Long	3/12	$1,112

EQUITY INDEX FUNDS    92    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

Federal Tax Information:

At December 31, 2011, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$2,533,225

Gross tax appreciation of investments	$379,825
Gross tax depreciation of investments	(198,833)

Net tax appreciation of investments	$180,992

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Stock Index Fund’s investments and other financial instruments, which are carried at fair value, as of December 31, 2011:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$2,656,529	(1)	$—	$—	$2,656,529
Investment Companies	50,054		—	—	50,054
Short-Term Investments	—		7,634	—	7,634

Total Investments	$2,706,583		$7,634	$—	$2,714,217

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$1,112		$—	$—	$1,112

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At December 31, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

NORTHERN FUNDS QUARTERLY REPORT    93    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MUNICIPAL MONEY MARKET FUND	DECEMBER 31, 2011 UNAUDITED

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.3%
California - 97.3%
ABAG Finance Authority For Nonprofit Corp. California Multifamily Revenue Refunding VRDB, Housing Amber Court Apartments, Series A, (FNMA Gtd.), 0.07%, 1/10/12	$6,600	$6,600
ABAG Financing Authority For Nonprofit Corp. California COPS VRDB, Episcopal Homes Foundation (Wells Fargo Bank N.A. LOC), 0.03%, 1/10/12	300	300
Alameda County California Industrial Development Authority Revenue VRDB, Convergent Laser Tech, (Wells Fargo Bank N.A. LOC), 0.10%, 1/10/12	3,180	3,180
California Health Facilities Financing Authority Revenue VRDB, (Bank of Montreal LOC), 0.05%, 1/10/12	8,500	8,500
0.06%, 1/10/12	6,725	6,725
California Health Facilities Financing Authority Revenue VRDB, Catholic Healthcare, Series H, (Citibank N.A. LOC), 0.08%, 1/10/12	6,500	6,500
California Infrastructure & Economic Development Bank Revenue VRDB, Pinewood School Project, (Comerica LOC), 0.11%, 1/10/12	11,570	11,570
California Infrastructure & Economic Development Bank Revenue VRDB, Southern California Public Radio Project, (JPMorgan Chase Bank N.A. LOC), 0.11%, 1/3/12	2,600	2,600
California Infrastructure & Economic Development Bank Revenue VRDB, SRI International, (Wells Fargo Bank N.A. LOC), 0.08%, 1/10/12	8,115	8,115
California Municipal Finance Authority Revenue Refunding VRDB, Touro University California Project, (FHLB of San Francisco LOC), 0.09%, 1/10/12	3,625	3,625
California Pollution Control Financing Authority Solid Waste Disposal Revenue VRDB, Mission Trail Waste, Series A, (Comerica LOC), 0.13%, 1/10/12	2,940	2,940
California Schools Cash Reserve Program Authority, Revenue Notes, Series A, 2.00%, 3/1/12	3,300	3,309
Series B, 2.00%, 6/1/12	4,000	4,025
Series C, 2.00%, 3/1/12	4,000	4,011
Series E, 2.00%, 6/1/12	4,000	4,027
Series F, 2.00%, 6/1/12	4,000	4,026
Series O, 2.50%, 1/31/12	3,500	3,505
California State G.O. VRDB, Series A-3, (Bank of Montreal LOC), 0.03%, 1/3/12	14,400	14,400
Series C-4, (Citibank N.A. LOC), 0.09%, 1/10/12	5,000	5,000
California Statewide Communities Development Authority Gas Supply Revenue VRDB, 0.08%, 1/10/12	9,900	9,900
California Statewide Communities Development Authority Multifamily Housing Revenue Refunding VRDB, Series C-2 (JPMorgan Chase Bank N.A. LOC), 0.18%, 1/10/12 (1)	10,000	10,000
California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, (FHLB of San Francisco LOC), 0.08%, 1/10/12	5,500	5,500
California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Broadway Studios Apartments, Series A, (FHLB of San Francisco LOC), 0.08%, 1/10/12	8,800	8,800

NORTHERN FUNDS QUARTERLY REPORT    1    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.3% continued
California - 97.3% continued
California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Highlander Pointe Apartments, Series A, (FHLB of San Francisco LOC), 0.08%, 1/10/12	$5,000	$5,000
California Statewide Communities Development Authority Multifamily Revenue Refunding VRDB, Housing Chateau Project, Series C, (FNMA Insured), 0.08%, 1/10/12	7,500	7,500
California Statewide Communities Development Authority Multifamily Revenue VRDB, Housing Pine View Apartments, Series A, (Citibank N.A. LOC), 0.08%, 1/10/12	5,900	5,900
California Statewide Communities Development Authority Multifamily Revenue VRDB, Varenna Assisted Living, Series F, (FHLB of San Francisco LOC), 0.08%, 1/10/12	8,785	8,785
California Statewide Communities Development Authority Revenue Refunding VRDB, Retirement Housing Foundation, (KBC Groep N.V. LOC), 0.04%, 1/10/12	1,600	1,600
California Statewide Communities Development Authority Revenue VRDB, Series L, 0.07%, 1/10/12	9,300	9,300
California Statewide Communities Development Authority Revenue VRDB, American Baptist Homes West, (Bank of America N.A. LOC), 0.08%, 1/10/12	7,335	7,335
California Statewide Communities Development Authority Revenue VRDB, Development at Robert Louis Stevenson, (U.S. Bancorp LOC), 0.07%, 1/10/12	6,500	6,500
California Statewide Communities Development Authority Revenue VRDB, Rady Children’s Hospital, Series D, (Wachovia Bank N.A. LOC), 0.02%, 1/3/12	16,900	16,900
California Statewide Communities Development Authority Revenue VRDB, Sweep Loan Program, Series A, (Citibank N.A. LOC), 0.08%, 1/10/12	400	400
California Statewide Communities Development Corp. COPS VRDB, Covenant Retirement Communities, (Bank of America N.A. LOC), 0.06%, 1/10/12	12,600	12,600
Carlsbad California Multifamily Housing Revenue Refunding VRDB, Santa Fe Ranch Apartments Project, (FHLMC Insured), 0.24%, 1/10/12	15,920	15,920
Castaic Lake Water Agency California Revenue COPS VRDB, 1994 Refunding Project, Series A, (Wells Fargo Bank N.A. LOC), 0.06%, 1/10/12	4,600	4,600
Daly City California Housing Financing Agency Multifamily Revenue Refunding VRDB, Serramonte Del Ray, Series A, (FNMA Gtd.), 0.08%, 1/10/12	6,500	6,500
Fremont California COPS VRDB, Capital Improvements Financing Project, (Bank of Nova Scotia LOC), 0.07%, 1/10/12	8,600	8,600
Golden State Tobacco Securitization Corp., California Tobacco Settlement Revenue VRDB, Series A, (AGM Corp. Insured), 0.30%, 1/10/12 (1)	10,105	10,105
Livermore California COPS VRDB, (U.S. Bank N.A. LOC), 0.08%, 1/10/12	7,060	7,060
Livermore California Multifamily Revenue Refunding VRDB, Diablo Vista Apartments, (FNMA LOC), 0.07%, 1/10/12	550	550
Los Angeles California Community Redevelopment Agency Multifamily Housing Revenue Refunding VRDB, Grand Promenade Project, (FHLMC Gtd.), 0.08%, 1/10/12	18,850	18,850

MONEY MARKET FUNDS     2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.3% continued
California - 97.3% continued
Los Angeles California COPS VRDB, Kadima Hebrew Academy, Series A, (U.S. Bank N.A. LOC), 0.11%, 1/10/12	$1,800	$1,800
Los Angeles California Department of Water & Power Revenue VRDB, Power Systems, Subseries A-8, 0.07%, 1/10/12	3,000	3,000
Los Angeles California Department of Water & Power Waterworks Revenue VRDB, Subseries B-4, 0.05%, 1/10/12	4,925	4,925
Los Angeles California Multifamily Revenue Refunding VRDB, Mountainback, Series B, (FHLMC LOC), 0.09%, 1/10/12	8,240	8,240
Los Angeles California Tax & Revenue Anticipation Notes, 2.50%, 4/30/12	2,500	2,518
Los Angeles County California G.O. Tax & Revenue Anticipation Notes, Series C, 2.50%, 6/29/12	4,000	4,041
Los Angeles County California Metropolitan Transportation Authority Sales Tax Revenue Refunding VRDB, Property A 1st Tier Senior, Series A1, 0.08%, 1/10/12	8,000	8,000
Los Angeles County California Schools Pooled Financing Program COPS, Series F-1, 2.00%, 2/1/12	4,700	4,704
Manteca California Redevelopment Agency Tax Allocation Refunding VRDB, Sub Amended Merged Project, (State Street Bank and Trust Co. LOC), 0.07%, 1/3/12	7,525	7,525
Nuveen California Dividend Advantage Municipal Fund VRDP, 0.26%, 1/10/12 (1)	10,000	10,000
Nuveen Insured California Dividend Advantage Municipal Fund VRDP, 0.26%, 1/10/12 (1)	10,000	10,000
Orange County California Housing Authority Apartment Development Revenue Refunding VRDB, Oasis Martinique, Series I, (FNMA Gtd.), 0.08%, 1/10/12	5,800	5,800
Riverside County California COPS VRDB, Aces-Riverside County Public Facilities, Series B, (State Street Corp. LOC), 0.07%, 1/10/12	5,350	5,350
Series C, (State Street Corp. LOC), 0.09%, 1/10/12	1,300	1,300
Riverside County California Housing Authority Multifamily Housing Revenue Refunding VRDB, Tyler Springs Apartments, Series C, (FNMA Gtd.), 0.09%, 1/10/12	7,100	7,100
Sacramento County California Housing Authority Multifamily Housing Revenue Refunding VRDB, Seasons of Winter, Series C-2, (FHLMC Gtd.), 0.08%, 1/10/12	7,000	7,000
Sacramento County Sanitation Districts Financing Authority Revenue Refunding VRDB, Series E, (U.S. Bank N.A. LOC), 0.07%, 1/10/12	7,900	7,900
San Bernardino County California Housing Authority Multifamily Housing Revenue Refunding VRDB, Alta Loma Heritage, Series A, (FHLB of San Francisco LOC), 0.11%, 1/10/12	7,264	7,264
San Bernardino County California Housing Authority Multifamily Housing Revenue Refunding VRDB, Montclair Heritage, Series A, (FHLB of San Francisco LOC), 0.12%, 1/10/12	3,720	3,720
San Bernardino County California Multifamily Revenue Refunding VRDB, Housing Mortgage Mountain View, Series A, (FNMA LOC), 0.07%, 1/10/12	7,110	7,110
San Francisco California City & County Multifamily Housing Revenue Refunding VRDB, Post Street Towers, Series A, (FHLMC Insured), 0.06%, 1/10/12	6,700	6,700
Santa Clara County California Housing Authority Multifamily Housing Revenue VRDB, Fountains Project, Series A, (Citibank N.A. LOC), 0.08%, 1/10/12	2,100	2,100

NORTHERN FUNDS QUARTERLY REPORT    3    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.3% continued
California - 97.3% continued
Sonoma Marine Area Rail Transprtion District Measure Q Sales Tax Revenue VRDB, Sales and Use Tax, Series A, (U.S. Treasury Credit Agreement), 1.00%, 1/10/13	$4,000	$4,009
Southern California Public Power Authority Revenue VRDB, Natural Gas Project (Citibank N.A. LOC), 0.08%, 1/10/12	6,000	6,000
Sunnyvale California COPS Refunding VRDB, Government Center Site, Series A, (Union Bank N.A. LOC), 0.12%, 1/10/12	2,900	2,900
Tahoe Forest California Hospital District Revenue VRDB, Health Facilities, (U.S. Bank N.A. LOC), 0.07%, 1/3/12	1,620	1,620
Torrance California Revenue VRDB, Torrance Memorial Medical Center, Series B, (Citibank N.A. LOC), 0.08%, 1/10/12	8,600	8,600

		440,389

Total Municipal Investments (Cost $440,389)		440,389

Total Investments - 97.3% (Cost $440,389)(2)		440,389

Other Assets less Liabilities - 2.7%		12,098

NET ASSETS - 100.0%		$452,487

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(2)	The cost for federal income tax purposes was $440,389.

Percentages shown are based on Net Assets.

At December 31, 2011, the industry sectors for the California Municipal Money Market Fund were:

INDUSTRY SECTOR	% OF NET ASSETS
Administration of Environment and Housing and Real Estate	32.0%
Air, Transportation, Water Services and Solid Waste Management	7.2
Educational Services	10.1
Executive, Legislative and General Government	14.3
General Medical and Surgical Hospitals	9.4
Health Services and Residential Care	6.8
Urban and Community Development, Housing Programs and Social Services	6.2
All other sectors less than 5%	14.0

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the California Municipal Money Market Fund’s investments, which are carried at amortized cost, which approximates fair value, as of December 31, 2011:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by California Municipal Money Market Fund	$—	$440,389	(1)	$—	$440,389

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At December 31, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

MONEY MARKET FUNDS     4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ABAG - Association of Bay Area Governments

AGM - Assured Guaranty Municipal Corporation

COPS - Certificates of Participation

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

Gtd. - Guaranteed

LOC - Letter of Credit

VRDB - Variable Rate Demand Bonds

VRDP - Variable Rate Dividend Preferred

NORTHERN FUNDS QUARTERLY REPORT    5    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.1%
Auto Receivables - 0.1%
Honda Auto Receivables Owner Trust, Series 2011-2, Class A1, 0.25%, 1/25/12	$2,719	$2,719
Mercedes-Benz Auto Receivables Trust, Series 2011-1, Class A1, 0.22%, 2/20/12	2,876	2,876

		5,595

Total Asset-Backed Securities (Cost $5,595)		5,595

CERTIFICATES OF DEPOSIT - 3.7%
Non-U.S. Depository Institutions - 3.7%
Australia & New Zealand Bank,
0.46%, 2/16/12	32,445	32,445
Bank of Montreal, Chicago Branch,
0.37%, 1/25/12	15,000	15,000
Bank of Nova Scotia, Houston,
0.41%, 1/27/12, FRCD	45,000	45,000
National Australia Bank Ltd.,
0.42%, 1/17/12	37,590	37,590
Rabobank Nederland N.V.,
0.37%, 1/3/12, FRCD	15,000	15,000
Rabobank Nederland N.V., New York,
0.37%, 1/20/12, FRCD	45,000	45,000
Royal Bank of Canada, New York,
0.40%, 1/9/12	31,155	31,155
Toronto Dominion Bank, New York,
0.36%, 1/12/12	20,000	20,000
Westpac Banking Corp., New York, 0.36%, 1/13/12	15,000	15,000
0.39%, 1/31/12, FRCD	35,000	35,000
		291,190

Total Certificates of Deposit (Cost $291,190)		291,190

COMMERCIAL PAPER - 4.0%
Foreign Agency and Regional Governments - 1.8%
Caisse Damortissement De La Dette,
0.43%, 2/3/12	25,000	24,999
0.54%, 3/5/12	25,000	25,000
KFW,
0.20%, 1/12/12	60,000	59,996
0.20%, 1/19/12	15,000	14,998
0.19%, 2/7/12	15,000	14,997

		139,990

Non-Depository Personal Credit - 1.1%
General Electric Capital Corp.,
0.20%, 1/24/12	38,355	38,350
0.21%, 2/3/12	47,195	47,186

		85,536

Non-U.S. Depository Institutions - 0.7%
Commonwealth Bank of Australia,
0.46%, 2/6/12	2,000	2,000
0.56%, 2/24/12	30,000	30,000
0.55%, 3/5/12	25,000	25,000

		57,000

Pharmaceuticals - 0.3%
Sanofi-Aventis S.A.,
0.11%, 2/15/12	18,805	18,803

Supranational - 0.1%
European Investment Bank,
0.61%, 5/11/12	10,000	9,978

Total Commercial Paper (Cost $311,307)		311,307

CORPORATE NOTES/BONDS - 4.1%
Foreign Agency and Regional Governments - 1.2%
Bank of Nederlandse Gemeenten,
0.66%, 2/27/12, FRN (1) (2)	50,000	50,000
Eksportfinans A.S.,
0.35%, 1/24/12, FRN (3)	7,800	7,800
Network Rail Infrastructure Finance PLC,
0.54%, 3/16/12(1)	13,360	13,360
Network Rail Infrastructure Finance PLC, Government Gtd.,
0.52%, 10/12/12(1)	20,000	20,000

		91,160

Non-U.S. Bank - Non-U.S. Government - 0.1%
Lloyds TSB Bank PLC, Government Gtd.,
1.37%, 1/3/12, FRN (1)	10,000	10,024

Non-U.S. Depository Institutions - 0.7%
Australia & New Zealand Bank,
0.64%, 1/23/12, FRN (1)	26,000	26,004

MONEY MARKET FUNDS     6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE NOTES/BONDS - 4.1% continued
Non-U.S. Depository Institutions - 0.7% continued
Royal Bank of Scotland PLC, Government Gtd.,
2.63%, 5/11/12(1)	$24,445	$24,642

		50,646

Pharmaceuticals - 0.3%
Sanofi-Aventis S.A.,
0.62%, 3/28/12	22,765	22,765

Supranational - 1.1%
International Bank for Reconstruction & Development,
0.22%, 12/31/11	85,000	85,000

U.S. Depository Institutions - 0.7%
Bank of America Corp., FDIC Gtd.,
2.10%, 4/30/12(4)	57,000	57,323

Total Corporate Notes/Bonds (Cost $316,918)		316,918

EURODOLLAR TIME DEPOSITS - 26.4%
Non-U.S. Depository Institutions - 23.0%
Australia & New Zealand Bank,
0.04%, 1/3/12	100,000	100,000
Bank of Nova Scotia, Toronto Branch,
0.02%, 1/3/12	275,000	275,000
Barclays Bank PLC, London Branch,
0.10%, 1/3/12	375,000	375,000
Den Norske Bank PLC, Oslo Branch,
0.04%, 1/3/12	100,000	100,000
Lloyds TSB Bank PLC, London Branch,
0.09%, 1/3/12	360,000	360,000
Nordea Bank, Grand Cayman,
0.02%, 1/3/12	225,000	225,000
Skandinaviska Enskildabanken AB,
0.02%, 1/3/12	225,000	225,000
0.04%, 1/3/12	125,000	125,000

		1,785,000

U.S. Depository Institutions - 3.4%
Citibank N.A., Bahamas Branch,
0.06%, 1/3/12	265,000	265,000

Total Eurodollar Time Deposits (Cost $2,050,000)		2,050,000

U.S. GOVERNMENT AGENCIES - 15.4% (5)
Federal Farm Credit Bank - 1.7%
FFCB FRN,
0.17%, 1/3/12	30,000	29,997
0.29%, 1/3/12	10,000	9,998
0.23%, 1/20/12	35,000	34,981
0.32%, 1/20/12	32,000	31,995
0.15%, 1/27/12	25,000	24,997

		131,968

Federal Home Loan Bank - 8.9%
FHLB Bonds,
0.35%, 3/13/12	16,667	16,667
0.30%, 4/4/12	75,000	74,999
0.15%, 5/1/12	20,000	19,996
0.35%, 8/10/12	15,000	15,000
0.16%, 8/17/12	33,200	33,206
0.30%, 9/10/12	25,000	25,000
0.33%, 9/11/12	20,000	20,000
0.35%, 10/3/12	15,000	15,000
0.38%, 10/3/12	16,600	16,600
0.35%, 10/5/12	16,285	16,285
0.35%, 11/13/12	13,250	13,250
0.35%, 11/16/12	10,000	10,000
0.31%, 12/7/12	25,000	25,000
0.32%, 12/7/12	25,000	25,000
0.30%, 12/11/12	20,000	20,000
0.37%, 12/14/12	8,075	8,075
0.42%, 12/19/12	25,000	25,000
FHLB Discount Note,
0.00%, 1/11/12	78,870	78,870
FHLB FRN,
0.23%, 1/1/12	45,000	44,990
0.24%, 1/1/12	40,000	40,000
0.25%, 1/1/12	90,000	89,994
0.26%, 1/1/12	15,000	14,998
0.24%, 1/3/12	50,000	50,002

		697,932

Federal Home Loan Mortgage Corporation - 3.2%
FHLMC Discount Note,
0.07%, 2/23/12	22,000	21,998
FHLMC FRN,
0.24%, 1/1/12	20,000	19,991
0.22%, 1/3/12	10,000	9,996
0.22%, 1/4/12	65,000	64,964

NORTHERN FUNDS QUARTERLY REPORT    7    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 15.4% (5) continued
Federal Home Loan Mortgage Corporation - 3.2% continued
0.24%, 1/17/12	$105,000	$104,922
0.25%, 1/21/12	25,000	24,986

		246,857

Federal National Mortgage Association - 1.6%
FNMA FRN,
0.31%, 1/1/12	15,000	14,995
0.27%, 1/12/12	15,000	14,993
0.31%, 1/23/12	95,000	95,025

		125,013

Total U.S. Government Agencies (Cost $1,201,770)		1,201,770

U.S. GOVERNMENT OBLIGATIONS - 18.5%
U.S. Treasury Bills - 7.3%
0.00%, 1/5/12	100,000	100,000
0.00%, 1/12/12	50,000	50,000
0.00%, 1/26/12	400,000	400,000
0.11%, 12/13/12	20,000	19,980

		569,980

U.S. Treasury Notes - 11.2%
0.88%, 1/31/12	57,000	57,026
0.88%, 2/29/12	20,000	20,016
4.63%, 2/29/12	105,000	105,750
1.38%, 3/15/12	33,455	33,544
1.00%, 4/30/12	25,000	25,058
1.38%, 5/15/12	40,000	40,192
1.88%, 6/15/12	83,000	83,666
1.50%, 7/15/12	33,000	33,245
0.63%, 7/31/12	50,000	50,140
4.63%, 7/31/12	157,035	161,114
1.75%, 8/15/12	84,600	85,435
4.13%, 8/31/12	72,500	74,411
3.88%, 10/31/12	50,000	51,540
1.38%, 1/15/13	45,000	45,564

		866,701

Total U.S. Government Obligations (Cost $1,436,681)		1,436,681

Investments, at Amortized Cost (Cost $5,613,461)		5,613,461

REPURCHASE AGREEMENTS - 22.3%
Joint Repurchase Agreements - 0.9%(6)
Bank of America Securities LLC, dated 12/30/11, repurchase price $15,533 0.05%, 1/3/12	15,533	15,533
Morgan Stanley & Co., Inc., dated 12/30/11, repurchase price $15,533 0.02%, 1/3/12	15,533	15,533
Societe Generale, New York Branch, dated 12/30/11, repurchase price $15,533 0.03%, 1/3/12	15,533	15,533
UBS Securities LLC, dated 12/30/11, repurchase price $23,300 0.01%, 1/3/12	23,300	23,300

		69,899

Repurchase Agreements - 21.4%(7)
Credit Suisse Securities, dated 11/16/11, repurchase price $50,019 0.23%, 1/13/12	50,000	50,000
BNP Paribas Securities Corp., dated 12/30/11, repurchase price $250,001 0.02%, 1/3/12	250,000	250,000
Credit Suisse Securities, dated 12/29/11, repurchase price $115,001 0.04%, 1/3/12	115,000	115,000
Goldman Sachs & Co., dated 12/7/11, repurchase price $50,009 0.20%, 1/10/12	50,000	50,000
Merrill Lynch, dated 12/30/11, repurchase price $90,000 0.04%, 1/3/12	90,000	90,000
Societe Generale, New York Branch, dated 12/30/11, repurchase price $15,000 0.09%, 1/3/12	15,000	15,000
Societe Generale, New York Branch, dated 12/30/11, repurchase price $450,002 0.03%, 1/3/12	450,000	450,000
UBS Securities LLC, dated 12/29/11, repurchase price $250,001 0.02%, 1/5/12	250,000	250,000
UBS Securities LLC, dated 12/30/11, repurchase price $145,001 0.06%, 1/3/12	145,000	145,000

MONEY MARKET FUNDS     8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 22.3% continued
Repurchase Agreements - 21.4%(7) continued
UBS Securities LLC, dated 12/30/11, repurchase price $250,001 0.02%, 1/3/12	$250,000	$250,000

		1,665,000

Total Repurchase Agreements (Cost $1,734,899)		1,734,899

Total Investments - 94.5% (Cost $7,348,360)(8)		7,348,360

Other Assets less Liabilities - 5.5%		430,952

NET ASSETS - 100.0%		$7,779,312

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security has been deemed illiquid. At December 31, 2011, the value of the restricted illiquid security amounted to approximately $50,000,000 or 0.6% of net assets. Additional information on the restricted illiquid security is as follows:

SECURITY	AQUISITION AND ENFORCEABLE DATE	AQUISITION COST (000S)
Bank of Nederlandse Gemeenten, 0.66%, 2/27/12	8/18/11	$50,000

(3)	The security is not an Eligible Security (as defined in Rule 2a-7 under the Investment Company Act of 1940) since it was downgraded by Moody’s on November 22, 2011. The Fund’s Board of Trustees determined that it was not in the best interest of the Fund to dispose of the security.
(4)	Security issued under the terms of the Temporary Liquidity Guaranty Program by the Federal Deposit Insurance Corp. (“FDIC”). Under the terms of this program, the FDIC guarantees payment of principal and interest.
(5)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(6)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$17,302	3.63% - 6.25%	8/15/23 -5/15/37
U.S. Treasury Notes	$55,221	0.50% - 4.25%	1/15/12 -5/15/21

(7)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
FHLMC	$39,982	4.50% - 5.00%	1/1/37 -5/1/40
FNMA	$324,749	1.90% - 5.50%	4/1/23 -12/1/41
GNMA	$114,224	4.00% - 5.50%	6/20/26 -12/20/41
U.S. Treasury Bond	$687,963	3.50% - 7.63%	2/15/25 - 5/15/41
U.S. Treasury Notes	$536,037	2.13% - 3.50%	7/15/12 - 8/15/21

(8)	The cost for federal income tax purposes was $7,348,360.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Money Market Fund’s investments, which are carried at amortized cost, which approximates fair value, as of December 31, 2011.

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by Money Market Fund	$—	$7,348,360	(1)	$—	$7,348,360

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At December 31, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

NORTHERN FUNDS QUARTERLY REPORT    9    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND continued	DECEMBER 31, 2011 (UNAUDITED)

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discontinued notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FDIC - Federal Deposit Insurance Corporation

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FRCD - Floating Rate Certificates of Deposit

FRN - Floating Rate Notes

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

MONEY MARKET FUND    10    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND	DECEMBER 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.8%
Alabama - 1.1%
Chatom Alabama IDB Gulf Opportunity Zone VRDB, Powersouth Energy Cooperative, (National Rural Utilities Cooperative Finance Corp. LOC), 0.28%, 1/10/12	$20,000	$20,000
Dothan Alabama Downtown Redevelopment Authority Revenue VRDB, Northside Mall Project, (Wells Fargo Bank N.A. LOC), 0.13%, 1/10/12	12,000	12,000
Eclipse Funding Trust Revenue VRDB, Solar Eclipse Mobile, Series 2006-0109 (U.S. Bank N.A. LOC), 0.06%, 1/3/12	14,980	14,980
Washington County Alabama IDA Revenue VRDB, Bay Gas Storage Co. Ltd., Project, (UBS A.G. LOC), 0.07%, 1/10/12	9,165	9,165
West Jefferson County Alabama IDB PCR Refunding Bonds, Alabama Power Co. Project, 0.12%, 1/10/12	24,000	24,000

		80,145

Alaska - 0.2%
City of Valdez Alaska Marine Terminal Revenue Refunding VRDB, 0.13%, 1/10/12	2,500	2,500
Eclipse Funding Trust VRDB, Solar Eclipse, Alaska, 2007-0028, (U.S. Bank N.A. LOC), 0.06%, 1/3/12 (1)	15,375	15,375

		17,875

Arizona - 2.1%
Apache County Arizona IDA PCR Refunding VRDB, Tucson Electric Power, Series A (U.S. Bancorp LOC), 0.06%, 1/10/12	25,425	25,425
Phoenix Arizona IDA Multifamily Housing Revenue Refunding VRDB, Southwest Village Apartments Project, (FNMA Gtd.), 0.09%, 1/10/12	9,900	9,900
Phoenix Arizona IDA Student Housing Revenue VRDB, (Wells Fargo & Co. Gtd.), 0.10%, 1/10/12 (1)	16,450	16,450
Pima County Arizona IDA Multifamily Housing Revenue Refunding VRDB, Eastside Place Apartments Project, (FNMA LOC), 0.09%, 1/10/12	6,790	6,790
Salt River Project Arizona Agriculture Improvement & Power District Electrical Systems Revenue VRDB, Salt River Project, Series A 0.10%, 1/10/12 (1)	8,700	8,700
Sun Devil Energy Center LLC Arizona Revenue Refunding VRDB, Arizona State University Project, (Assured Guaranty Corp. Insured), 0.11%, 1/10/12	40,470	40,470
Tucson Arizona IDA VRDB, Family Housing Resource Projects, Series A (FNMA LOC), 0.10%, 1/10/12	16,720	16,720
Yuma Arizona IDA Hospital Revenue VRDB, Yuma Regional Medical Center, (JPMorgan Chase Bank N.A. LOC), 0.10%, 1/10/12 (1)	23,400	23,400

		147,855

California - 6.6%
ABAG Finance Authority for Nonprofit Corps California COPS VRDB, Episcopal Homes Foundation (Wells Fargo Bank N.A. LOC), 0.03%, 1/10/12	7,000	7,000
ABAG Finance Authority for Nonprofit Corps of California Revenue VRDB, Sharp Healthcare, Series D (Citibank N.A. LOC), 0.08%, 1/10/12	11,000	11,000
ABAG Finance Authority for Nonprofit Corps Revenue VRDB, Eskaton Village Placerville, (Bank of America N.A. LOC), 0.14%, 1/10/12	11,550	11,550
California Infrastructure & Economic Development Bank Revenue VRDB, SRI International, (Wells Fargo Bank N.A. LOC), 0.08%, 1/10/12	290	290

NORTHERN FUNDS QUARTERLY REPORT    11    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.8% continued
California - 6.6% continued
California Municipal Finance Authority Revenue Refunding VRDB, Touro University California Project, (FHLB of San Francisco LOC), 0.09%, 1/10/12	$12,480	$12,480
California State G.O. VRDB, Series A-3 (Bank of Montreal LOC), 0.03%, 1/3/12	11,700	11,700
Series C-4 (Citibank N.A. LOC), 0.09%, 1/10/12	9,150	9,150
Series D (Bank of America N.A. LOC), 0.10%, 1/10/12	25,000	25,000
California Statewide Communities Development Authority Gas Supply Revenue VRDB, 0.08%, 1/10/12	54,800	54,800
California Statewide Communities Development Authority Multifamily Housing Revenue Refunding VRDB, Series C-2 (JPMorgan Chase Bank N.A. LOC), 0.18%, 1/10/12 (1)	5,000	5,000
California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Broadway Studios Apartments, Series A (FHLB of San Francisco LOC), 0.08%, 1/10/12	6,000	6,000
California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Highlander Pointe Apartments, Series A (FHLB of San Francisco LOC), 0.08%, 1/10/12	5,000	5,000
California Statewide Communities Development Authority Revenue Refunding VRDB, Retirement Housing Foundation, (KBC Groep N.V. LOC), 0.04%, 1/10/12	15,430	15,430
California Statewide Communities Development Authority Revenue VRDB, (FHLB of San Francisco LOC), 0.08%, 1/10/12	7,000	7,000
California Statewide Communities Development Authority Revenue VRDB, American Baptist Homes West, (Bank of America N.A. LOC), 0.08%, 1/10/12	32,410	32,410
California Statewide Communities Development Authority Revenue VRDB, Sweep Loan Program, Series A (Citibank N.A. LOC), 0.08%, 1/10/12	6,200	6,200
California Statewide Communities Development Corp. COPS VRDB, Covenant Retirement Communities (Bank of America N.A. LOC), 0.06%, 1/10/12	3,500	3,500
Corona California Multifamily Housing Revenue Refunding VRDB, Country Hills Project, (FHLMC Gtd.), 0.08%, 1/10/12	6,955	6,955
County of Santa Clara California Multifamily Housing Revenue Refunding VRDB, Briarwood Apartments, (FNMA LOC), 0.08%, 1/10/12	4,200	4,200
Deutsche Bank Spears/Lifers Trust, Goldman Sachs, Series 637 (Deutsche Bank AG LOC), 0.18%, 1/10/12 (1)	13,988	13,988
Eclipse Funding Trust G.O. Bonds, (U.S. Bank N.A. LOC), 0.09%, 1/10/12	10,165	10,165
Foothill De Anza California Community College District G.O., (Wells Fargo & Co. Gtd.), 0.10%, 1/10/12 (1)	21,240	21,240
Fresno California Multifamily Housing Revenue Refunding VRDB, Series A (FNMA LOC), 0.08%, 1/10/12	18,400	18,400
Los Angeles California Department of Water & Power Revenue VRDB, Power Systems, Series A-2 0.07%, 1/10/12	23,000	23,000
Los Angeles California Department of Water & Power Revenue VRDB, Power Systems, Series A-8 0.07%, 1/10/12	18,830	18,830
Los Angeles California G.O. TRANS, 2.50%, 2/29/12	21,000	21,075
2.50%, 4/30/12	3,200	3,223

MONEY MARKET FUNDS     12    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.8% continued
California - 6.6% continued
Los Angeles California Multifamily Housing Revenue VRDB, Masselin Manor, (Bank of America N.A. LOC), 0.23%, 1/10/12	$2,000	$2,000
Los Angeles County California G.O. TRANS, 2.50%, 3/30/12	15,000	15,079
Metropolitan Water District Southern California Waterworks Revenue VRDB, Series C-1 0.07%, 1/10/12	25,225	25,225
Orange County California Housing Authority Apartment Development Revenue Refunding VRDB, Oasis Martinique, Series I (FNMA Gtd.), 0.08%, 1/10/12	29,160	29,160
Sacramento County California Multifamily Housing Authority Revenue Refunding VRDB, Ashford, Series D, (FNMA Insured), 0.06%, 1/10/12	6,000	6,000
Salinas California Economic Development Revenue VRDB, Monterey County Public Building, Series A, (Bank of New York Mellon Corp. LOC), 0.12%, 1/10/12	18,270	18,270
San Francisco California City & County Multifamily Housing Revenue Refunding VRDB, Post Street Towers, Series A (FHLMC Insured), 0.06%, 1/10/12	7,900	7,900
Sonoma Marine Area Rail Transportation District Measure Q Sales Tax Revenue VRDB, Sales and Use Tax, (U.S. Treasury Credit Agreement) 1.00%, 1/10/13	6,000	6,013

		474,233

Colorado - 1.3%
Arapahoe County Colorado Multifamily Housing Revenue Refunding VRDB, Hunters Run, (FHLMC LOC), 0.09%, 1/10/12	9,330	9,330
Colorado Educational & Cultural Facilities Authority Revenue Refunding VRDB, Nampa Christian Schools, (U.S. Bank N.A. LOC), 0.09%, 1/10/12	4,495	4,495
Colorado Educational & Cultural Facilities Authority Revenue VRDB, Bear Creek School Project, (U.S. Bank N.A. LOC), 0.06%, 1/10/12	660	660
Colorado Educational & Cultural Facilities Authority Revenue VRDB, Bethany Lutheran School Project, Series A-2 (U.S. Bank N.A. LOC), 0.06%, 1/10/12	3,435	3,435
Colorado Educational & Cultural Facilities Authority Revenue VRDB, Cole Valley Christian Schools, (U.S. Bank N.A. LOC), 0.06%, 1/10/12	4,820	4,820
Colorado Educational & Cultural Facilities Authority Revenue VRDB, Immanuel Lutheran School Project, (Bank of America N.A. LOC), 0.14%, 1/3/12	345	345
Colorado Health Facilities Authority Revenue VRDB, Fraiser Meadows Community Project, (JPMorgan Chase Bank N.A. LOC), 0.08%, 1/10/12	11,700	11,700
Colorado Health Facilities Authority Revenue VRDB, Frasier Meadows Manor Project, (JPMorgan Chase Bank N.A. LOC), 0.08%, 1/10/12	12,075	12,075
Colorado Health Facilities Authority Revenue VRDB, Senior Living Facilities Eaton Terrace, Series A (U.S. Bank N.A. LOC), 0.06%, 1/10/12	3,185	3,185
Colorado Housing & Finance Authority Revenue VRDB, SFM, Series A3 0.10%, 1/10/12	10,810	10,810
Colorado Springs Colorado Utilities Revenue VRDB, Systems Improvement, Series A 0.10%, 1/10/12	19,670	19,670
Fitzsimons Redevelopment Authority Colorado Revenue VRDB, University Physicians, Inc., (U.S. Bancorp LOC), 0.10%, 1/10/12	12,725	12,725

		93,250

NORTHERN FUNDS QUARTERLY REPORT    13    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.8% continued
Connecticut - 0.5%
Connecticut State Health & Educational Facilities Authority Revenue VRDB, Pierce Memorial Baptist Home, Series A (Bank of America N.A. LOC), 0.07%, 1/10/12	$5,890	$5,890
Connecticut State Health & Educational Facilities Authority Revenue VRDB, Covenant Retirement, Series A (Bank of America N.A. LOC), 0.07%, 1/10/12	2,400	2,400
Connecticut State Health & Educational Facilities Authority Revenue VRDB, Kent School, Series E (Bank of America N.A. LOC), 0.18%, 1/10/12	5,655	5,655
Wells Fargo Stage Trust G.O., Floaters Certificates Series 89-C, 0.10%, 1/10/12 (1) (2)	20,985	20,985

		34,930

District of Columbia - 0.4%
District of Columbia Revenue Bond, Henry J. Kaiser Foundation, 0.10%, 1/10/12	10,100	10,100
District of Columbia Revenue VRDB, D.C. Preparatory Academy, (M&T Bank Corp. LOC), 0.15%, 1/10/12	4,980	4,980
District of Columbia Water & Sewer Authority Public Utility Revenue Bonds, (AGM Corp. Insured), 0.10%, 1/10/12 (1)	11,590	11,590

		26,670

Florida - 8.0%
Alachua County Florida Health Facilities Authority Continuing Care Revenue VRDB, Oak Hammock University Florida Project, Series A (Bank of Scotland PLC LOC), 0.07%, 1/3/12	12,900	12,900
Atlantic Beach Florida Health Care Facilities Revenue VRDB, Fleet Landing Project, (Wachovia Bank N.A. LOC), 0.19%, 1/10/12	7,600	7,600
Broward County Florida Revenue VRDB, Maimonides Shalom Academy, (Comerica Bank LOC), 0.11%, 1/10/12	9,285	9,285
Broward County Florida School Board COPS VRDB, Series B (AGM Corp. Insured), 0.10%, 1/10/12	65,000	65,000
Capital Trust Agency Florida Housing Revenue VRDB, Atlantic Housing Foundation, Series A (FNMA LOC), 0.10%, 1/10/12	10,700	10,700
Eclipse Funding Trust Revenue Bonds, 2007-0045 Solar Eclipse Miami, (U.S. Bank N.A. LOC), 0.06%, 1/3/12 (1)	13,540	13,540
Florida Housing Finance Agency Revenue Bonds, Multi-Lakes of Northdale, (FNMA Gtd.), 0.10%, 1/10/12	9,610	9,610
Florida Housing Financial Agency Revenue VRDB, (FNMA Insured), 0.10%, 1/10/12	8,500	8,500
Florida Housing Financial Corp. Multifamily Housing Revenue Refunding VRDB, Charleston, Series I-A (FHLMC Insured), 0.09%, 1/10/12	8,050	8,050
Florida Housing Financial Corp. Multifamily Housing Revenue Refunding VRDB, Island Club Apartments, Series J-A (FHLMC Gtd.), 0.09%, 1/10/12	1,940	1,940
Florida Housing Financial Corp. Multifamily Revenue VRDB, Mortgage Monterey Lake, Series C (FHLMC LOC), 0.09%, 1/10/12	5,815	5,815
Florida State Board of Education Public Education G.O. Refunding Bonds, Capital Outlay, Series A 0.09%, 1/10/12 (1)	7,000	7,000
Highlands County Florida Health Facilities Authority Revenue VRDB, Series E-1-A (U.S. Bank N.A. LOC), 0.06%, 1/10/12	10,550	10,550

MONEY MARKET FUNDS     14    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.8% continued
Florida - 8.0% continued
Highlands County Florida Health Facilities Authority Revenue VRDB, Adventist/ Sunbelt, Series A (Adventist Health System/Sunbelt LOC), 0.06%, 1/10/12	$24,890	$24,890
Series B (FHLB of Atlanta LOC), 0.08%, 1/10/12	21,825	21,825
Highlands County Florida Health Facilities Authority Revenue VRDB, Hospital Adventist Health Systems, Series B (Harris Bankcorp Inc. LOC), 0.06%, 1/10/12	18,945	18,945
Series I 0.06%, 1/10/12	10,000	10,000
Highlands County Health Facilities Authority Revenue VRDB, Hospital Adventist Health (Bank of America N.A. LOC), 0.10%, 1/10/12	15,730	15,730
Jacksonville Electric Authority Electric System Revenue, Series D 0.04%, 1/3/12	8,830	8,830
Jacksonville Electric Systems Revenue VRDB, Series Three-B-2 0.12%, 1/10/12	11,400	11,400
Jacksonville Florida Transportation Revenue VRDB, Series B (Wachovia Bank N.A. LOC), 0.09%, 1/10/12	47,200	47,200
JEA Florida Water & Sewer Systems Revenue VRDB, Sub-Series B-1 0.07%, 1/10/12	9,300	9,300
Lee County Florida IDA Health Care Facilities Revenue VRDB, Shell Point Village Project, Series D (Bank of America N.A. LOC), 0.10%, 1/10/12	15,995	15,995
Miami-Dade County Florida Educational Facilities Authority Revenue Bonds, (Wells Fargo Bank N.A. LOC), 0.10%, 1/10/12 (1)	15,115	15,115
Orange County Florida Health Facilities Authority Revenue VRDB, Adventist Health Systems, (Adventist Health System/Sunbelt LOC), 0.06%, 1/10/12	6,700	6,700
Orange County Florida Health Facilities Authority Revenue VRDB, Adventist Long Term Care, (PNC Bancorp Inc. LOC), 0.08%, 1/10/12	4,075	4,075
Orange County Florida Health Facilities Authority Revenue VRDB, Hospital Orlando Regional, Series E (Branch Banking and Trust Co. LOC), 0.09%, 1/10/12	4,500	4,500
Orange County Florida Housing Financial Authority Multifamily Housing Revenue Refunding Bonds, Post Lake Apartments Project, (FNMA Insured), 0.10%, 1/10/12	28,000	28,000
Orange County Florida Housing Financial Authority Multifamily Housing Revenue Refunding VRDB, Heather Glen, Series E (FNMA Insured), 0.09%, 1/10/12	10,000	10,000
Palm Beach County Florida Solid Waste Authority Revenue Bonds, (U.S. Treasury Escrowed) 1.00%, 1/12/12	61,000	61,010
Sunshine State Governmental Financing Commission Florida Revenue VRDB, Miami Dade County Program, (JPMorgan Chase Bank N.A. LOC), 0.08%, 1/10/12	62,000	62,000
Sunshine State Governmental Financing Community Florida Revenue VRDB, Miami-Dade County Program, (JPMorgan Chase Bank N.A. LOC), 0.08%, 1/10/12	6,525	6,525
Volusia County Florida IDA Revenue Refunding VRDB, Retirement Housing Foundation, (KBC Groep N.V. LOC), 0.06%, 1/10/12	22,790	22,790

		575,320

Georgia - 1.8%
Clayton County Georgia Multifamily Housing Authority Revenue VRDB, Rivers Edge Development, (FHLMC Gtd.), 0.10%, 1/10/12	3,960	3,960

NORTHERN FUNDS QUARTERLY REPORT    15    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.8% continued
Georgia - 1.8% continued
DeKalb County Georgia Housing Authority Multifamily Housing Revenue VRDB, Post Brook Project, (FNMA Gtd.), 0.10%, 1/10/12	$4,300	$4,300
DeKalb County Georgia Housing Authority Multifamily Housing Revenue VRDB, Post Walk Project, (FNMA Collateralized) 0.10%, 1/10/12	14,900	14,900
DeKalb County Georgia Multifamily Housing Authority Revenue VRDB, Highland Place Apartments Project, (FHLMC LOC), 0.12%, 1/10/12	4,200	4,200
Fulton County Georgia Residential Care Facilities Elderly Authority Revenue VRDB, First Mortgage, Lenbrook Project, Series C (Bank of Scotland PLC LOC), 0.13%, 1/10/12	4,045	4,045
Gwinnett County Development Authority Revenue VRDB, NIHAN Hospitality LLC Series E (U.S. Bank N.A. LOC), 0.05%, 1/10/12	4,800	4,800
Gwinnett County Georgia Housing Authority Multifamily Housing Revenue VRDB, Post Corners Project, (FNMA Gtd.), 0.10%, 1/10/12	7,360	7,360
Main Street National Gas, Inc. Georgia Gas Project Revenue VRDB, Series A 0.09%, 1/10/12	55,000	55,000
Marietta Georgia Multifamily Housing Authority Revenue Refunding Bonds, Wood Glen, (FHLMC Insured), 0.12%, 1/10/12	6,000	6,000
Roswell Multifamily Housing Authority Revenue Refunding VRDB, Azalea Park Apartments, (FNMA Insured), 0.10%, 1/10/12	5,400	5,400
Smyrna Georgia Multifamily Housing Authority Revenue Bonds, F & M Villages Project, Series B (FNMA Gtd.), 0.08%, 1/10/12	3,400	3,400
Smyrna Georgia Multifamily Housing Authority Revenue VRDB, Gardens Post Village Project, (FNMA Gtd.), 0.08%, 1/10/12	11,200	11,200
Smyrna Georgia Multifamily Housing Authority Revenue VRDB, Hills of Post Village Project, Series B (FNMA Gtd.), 0.08%, 1/10/12	4,400	4,400

		128,965

Idaho - 0.3%
Idaho Health Facilities Authority Revenue VRDB, St. Lukes Health Systems Project, Series A (Wells Fargo Bank N.A. LOC), 0.09%, 1/10/12	8,100	8,100
Series B (Harris Bankcorp Inc. LOC), 0.09%, 1/10/12	12,400	12,400

		20,500

Illinois - 6.5%
BB&T Municipal Trust G.O. Revenue VRDB, (Branch Banking and Trust Co. LOC), 0.12%, 1/10/12 (1)	16,670	16,670
Chicago Illinois G.O. VRDB, Neighborhoods Alive 21, Series 21-B-3 (Bank of America N.A. LOC), 0.13%, 1/3/12	45,300	45,300
Series 21-B-4 (Bank of New York Mellon Corp. LOC), 0.07%, 1/3/12	29,740	29,740
Chicago Illinois Water Revenue VRDB, Subseries 04-3 (State Street Bank and Trust Co. LOC), 0.10%, 1/10/12	3,160	3,160
Deutsche Bank Spears/Lifers Trust Goldman Sachs Spears G.O., (Deutsche Bank AG Gtd.), 0.19%, 1/10/12 (1)	7,049	7,049
Deutsche Bank Spears/Lifers Trust Goldman Sachs Spears Revenue Bonds, Series DBE-660 (Deutsche Bank AG Gtd.), 0.26%, 1/10/12 (1)	9,136	9,136

MONEY MARKET FUNDS     16    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.8% continued
Illinois - 6.5% continued
Illinois Development Finance Authority IDR VRDB, Institution Gas Technology Project, (Harris Bankcorp Inc. LOC), 0.12%, 1/10/12	$1,200	$1,200
Illinois Development Finance Authority IDR VRDB, United Methodist Homes, Series A (Harris Bankcorp Inc. LOC), 0.12%, 1/10/12	1,160	1,160
Illinois Development Finance Authority Revenue VRDB, Carmel High School Project, (Bank of America N.A. LOC), 0.19%, 1/10/12	6,500	6,500
Illinois Development Finance Authority Revenue VRDB, Evanston Northwestern, Series D 0.04%, 1/3/12	38,885	38,885
Illinois Development Finance Authority Revenue VRDB, Jewish Council Youth Services, Series B (Harris Bankcorp Inc. LOC), 0.12%, 1/10/12	2,640	2,640
Illinois Development Finance Authority Revenue VRDB, Little City Foundation, (JPMorgan Chase Bank N.A. LOC), 0.12%, 1/10/12	3,670	3,670
Illinois Development Finance Authority Revenue VRDB, North Shore Senior Center Project, (JPMorgan Chase Bank N.A. LOC), 0.12%, 1/10/12	7,000	7,000
Illinois Development Finance Authority Revenue VRDB, Wheaton Academy Project, (Harris Bankcorp, Inc. LOC), 0.14%, 1/10/12	9,000	9,000
Illinois Educational Facilities Authority Revenue VRDB, Aurora University, (Harris Bankcorp, Inc. LOC), 0.11%, 1/10/12	13,200	13,200
Illinois Educational Facilities Authority Revenue VRDB, Benedictine University Project, Series A (U.S. Bank N.A. LOC), 0.06%, 1/10/12	5,000	5,000
Illinois Educational Facilities Authority Revenue VRDB, The Adler Planetarium, (FHLB of Boston LOC), 0.08%, 1/10/12	6,000	6,000
Illinois Educational Facilities Authority Student Housing Revenue Bonds, IIT State, Series A (Harris Bankcorp Inc. LOC), 0.14%, 1/10/12	19,195	19,195
Illinois Finance Authority Revenue Bonds, Northwestern University, 0.43%, 3/1/12	15,000	15,000
Illinois Finance Authority Revenue VRDB, All Saints Catholic, Series A (Harris Bankcorp Inc. LOC), 0.12%, 1/10/12	9,400	9,400
Illinois Finance Authority Revenue VRDB, Benedictine University Project, (U.S. Bank N.A. LOC), 0.06%, 1/10/12	5,690	5,690
Illinois Finance Authority Revenue VRDB, Community Action Partnership, (Citibank N.A. LOC), 0.14%, 1/10/12	5,230	5,230
Illinois Finance Authority Revenue VRDB, IIT Research Institute, (JPMorgan Chase Bank N.A. LOC), 0.08%, 1/10/12	1,900	1,900
Illinois Finance Authority Revenue VRDB, Joan W. & Irving B. Dance Project, (Bank of America N.A. LOC), 0.19%, 1/10/12	5,450	5,450
Illinois Finance Authority Revenue VRDB, Landing at Plymouth Place, Series C (Bank of America N.A. LOC), 0.10%, 1/10/12	11,945	11,945
Illinois Finance Authority Revenue VRDB, Mercy Alliance Project, (U.S. Bank N.A. LOC), 0.06%, 1/10/12	7,265	7,265
Illinois Finance Authority Revenue VRDB, Robert Morris College, (JPMorgan Chase Bank N.A. LOC), 0.08%, 1/10/12	8,645	8,645
Illinois Multifamily Housing Development Authority Revenue VRDB, Alden Gardens Bloomingdale, (Harris Bankcorp Inc. LOC), 0.12%, 1/10/12	6,920	6,920
Illinois State Toll Highway Authority Revenue Refunding VRDB, Series A-1B (AGM Corp. Insured), 0.12%, 1/10/12	50,000	50,000

NORTHERN FUNDS QUARTERLY REPORT    17    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.8% continued
Illinois - 6.5% continued
Illinois State Toll Highway Authority Revenue VRDB, Senior Priority, Series A-1A (Citibank N.A. LOC), 0.10%, 1/10/12	$49,400	$49,400
Kane County Illinois Revenue Bonds, Glenwood School For Boys, (Harris Bankcorp Inc. LOC), 0.11%, 1/10/12	5,700	5,700
Lisle Illinois Multifamily Housing Revenue Bonds, Ashley of Lisle Project, (FHLMC LOC), 0.09%, 1/10/12	26,525	26,525
Quad Cities Regional Economic Development Authority Illinois Revenue Bonds, Augustana College, (Harris Bankcorp Inc. LOC), 0.10%, 1/10/12	14,400	14,400
University of Illinois Revenue Refunding VRDB, UIC South Campus Development, (JPMorgan Chase Bank N.A. LOC), 0.09%, 1/10/12	9,400	9,400
University of Illinois Revenue VRDB, Auxiliary Facilities Systems, 0.09%, 1/10/12	7,875	7,875

		465,250

Indiana - 1.6%
County of Tippecanoe Indiana Revenue VRDB, Faith Property, Inc. Project, 0.08%, 1/10/12	5,560	5,560
Deutsche Bank Spears/Lifers Trust Goldman Sachs Spears Revenue Bonds, (Deutsche Bank AG Gtd.), 0.26%, 1/10/12 (1)	9,305	9,305
Series DBE-549 0.26%, 1/10/12 (1)	5,720	5,720
Eclipse Funding Trust Revenue Bonds, (U.S. Bank N.A. LOC), 0.09%, 1/10/12 (1)	9,430	9,430
Indiana Bond Bank Revenue Notes, Advance Funding Program, 2.00%, 1/5/12	10,000	10,002
Indiana Finance Authority Hospital Revenue VRDB, Community Foundation Northwest Indiana, (Harris Bankcorp Inc. LOC), 0.06%, 1/10/12	6,100	6,100
Indiana Health & Educational Facilities Financing Authority Revenue Refunding VRDB, Community Village Hartsfield, Series A (Harris Bankcorp LOC), 0.06%, 1/10/12	6,630	6,630
Indiana Health & Educational Facilities Financing Authority Revenue VRDB, Howard Regional Health System Project, (Comerica LOC), 0.09%, 1/3/12	9,770	9,770
Indiana Health Facilities Financing Authority Revenue VRDB, Senior Living Greencroft Obligation, (Bank of America N.A. LOC), 0.10%, 1/10/12	10,034	10,034
Indiana Municipal Power Agency Power Supply Systems Revenue Bonds, Series A (Berkshire Hathaway, Inc. Insured), 0.14%, 1/10/12 (1)	15,285	15,285
Indiana State Finance Authority Environmental Revenue Refunding VRDB, Duke Energy Industry Project, (Bank of America N.A. LOC), 0.08%, 1/3/12	25,100	25,100
Indianapolis Indiana Economic Development Revenue VRDB, Brookhaven County Line Project, (FNMA Gtd.), 0.10%, 1/10/12	2,400	2,400

		115,336

Iowa - 0.8%
Hills Iowa Health Facilities Revenue VRDB, Mercy Hospital Project, Series A (U.S. Bancorp LOC), 0.07%, 1/3/12	2,575	2,575
Iowa Finance Authority Economic Development Revenue VRDB, Iowa West Foundation Project, (U.S. Bank N.A. LOC), 0.10%, 1/10/12	2,645	2,645
Iowa Finance Authority Private College Revenue VRDB, Central College Project, (Wells Fargo Bank N.A. LOC), 0.08%, 1/3/12	11,300	11,300

MONEY MARKET FUNDS     18    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.8% continued
Iowa - 0.8% continued
Iowa Finance Authority Private College Revenue VRDB, Drake University Project, (Wells Fargo Bank N.A. LOC), 0.08%, 1/3/12	$6,610	$6,610
Iowa Finance Authority Private College Revenue VRDB, Morningside College Project, (U.S. Bank N.A. LOC), 0.07%, 1/3/12	3,100	3,100
Iowa Higher Education Loan Authority Revenue Refunding VRDB, Private College, Des Moines Project, (U.S. Bank N.A. LOC), 0.07%, 1/3/12	1,280	1,280
Iowa Higher Education Loan Authority Revenue VRDB, Private College Facility Loras College Project, (Bank of America N.A. LOC), 0.10%, 1/3/12	20,450	20,450
Urbandale Iowa IDR Bonds, Aurora Bus Park, 0.12%, 1/10/12	8,800	8,800

		56,760

Kansas - 0.8%
City of Olathe Kansas Health Facilities Revenue VRDB, Olathe Medical Center, (Bank of America N.A. LOC), 0.13%, 1/3/12	15,000	15,000
City of Prairie Village Kansas, Revenue Refunding VRDB, Claridge Court, (Bank of America N.A. LOC), 0.10%, 1/10/12	6,845	6,845
Kansas State Development Financial Authority Hospital Revenue VRDB, Adventist Health-Sunbelt, Series C (JPMorgan Chase Bank N.A. LOC), 0.06%, 1/10/12	12,195	12,195
University of Kansas Hospital Authority Facilities Revenue VRDB, Health System, (U.S. Bank N.A. LOC), 0.07%, 1/3/12	20,835	20,835

		54,875

Kentucky - 1.2%
Boone County Kentucky PCR Refunding VRDB, Duke Energy, (Wells Fargo Bank N.A. LOC), 0.08%, 1/10/12	6,000	6,000
Boyle County Kentucky Hospital Revenue VRDB, Ephraim McDowell Health Project, (Branch Banking and Trust Co. LOC), 0.11%, 1/10/12	13,800	13,800
Fort Mitchell Kentucky League of Cities Funding Trust Lease Program VRDB, Series A (U.S. Bank N.A. LOC), 0.08%, 1/10/12	8,350	8,350
Henderson County Kentucky Revenue Refunding VRDB, Murray-Calloway County Hospital, (Branch Banking and Trust Co. LOC), 0.15%, 1/10/12	1,115	1,115
Kentucky Economic Development Financial Authority Hospital Facilities Revenue VRDB, Baptist Healthcare Systems, Series B-4 (Branch Banking and Trust Co. LOC), 0.10%, 1/10/12	24,000	24,000
Kentucky Economic Development Financial Authority Medical Center Revenue VRDB, Ashland Hospital Corp., Series A (Branch Banking and Trust Co. LOC), 0.10%, 1/10/12	5,700	5,700
Kentucky Economic Development Financial Authority Revenue Refunding VRDB, Retirement Housing Foundation, Series A-1A (KBC Groep N.V. LOC), 0.06%, 1/10/12	8,030	8,030
Kentucky State Rural Water Finance Corp. Public Project Revenue Construction Notes, 1.25%, 11/1/12	14,750	14,836
Morehead Kentucky League of Cities Funding Trust Lease Program Revenue VRDB, Series A (U.S. Bank N.A. LOC), 0.08%, 1/10/12	7,747	7,747

		89,578

Louisiana - 0.1%
Eclipse Funding Trust Revenue VRDB, Solar Eclipse, 2007-0059 (U.S. Bank N.A. LOC), 0.06%, 1/3/12 (1) (2)	3,400	3,400

NORTHERN FUNDS QUARTERLY REPORT    19    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.8% continued
Louisiana - 0.1% continued
Louisiana State Offshore Terminal Authority Deepwater Port Revenue Refunding VRDB, Series B (JPMorgan Chase Bank N.A. LOC), 0.10%, 1/10/12	$5,700	$5,700

		9,100

Maine - 0.2%
Maine State Finance Authority VRDB, Jackson Lab, (Bank of America N.A. LOC), 0.15%, 1/10/12	14,290	14,290

Maryland - 2.3%
Anne Arundel County Maryland Revenue VRDB, Key School Facility, Series A (M&T Bank Corp. LOC), 0.15%, 1/10/12 (1)	8,870	8,870
Baltimore County Maryland Revenue VRDB, Maryvale Prep School Facility, Series A (M&T Bank Corp. LOC), 0.15%, 1/10/12	3,795	3,795
Baltimore County Maryland Revenue VRDB, Notre Dame Preparatory School, (M&T Bank Corp. LOC), 0.15%, 1/10/12	4,450	4,450
Maryland State Economic Development Corp. Revenue Refunding Bonds, Jenkins Memorial, Inc., (M&T Bank Corp. LOC), 0.12%, 1/10/12	2,420	2,420
Maryland State Economic Development Corp. Revenue VRDB, Opportunity Builders Facility, (M&T Bank Corp. LOC), 0.15%, 1/10/12	5,680	5,680
Maryland State Health & Higher Educational Facilities Authority Revenue VRDB, Pickersgill, Series A (Branch Banking and Trust Co. LOC), 0.08%, 1/10/12	3,015	3,015
Maryland State Health & Higher Educational Facilities Authority Revenue VRDB, Adventist Healthcare, Series A (Bank of America N.A. LOC), 0.08%, 1/10/12	19,650	19,650
Maryland State Health & Higher Educational Facilities Authority Revenue VRDB, Frederick Memorial Hospital, (Branch Banking and Trust Co. LOC), 0.09%, 1/10/12	57,060	57,060
Maryland State Health & Higher Educational Facilities Authority Revenue VRDB, Pickersgill, Series B (Branch Banking and Trust Co. LOC), 0.08%, 1/10/12	3,640	3,640
Montgomery County Maryland Economic Development Revenue VRDB, Series 2004, Riderwood Village, Inc. Project, (M&T Bank Corp. LOC), 0.10%, 1/10/12	31,305	31,305
Prince Georges County Maryland Revenue Refunding VRDB, Collington Episcopal, Series A (Bank of America N.A. LOC), 0.10%, 1/10/12	26,350	26,350

		166,235

Massachusetts - 3.0%
BB&T Municipal Trust Revenue Bonds, Series A (Branch Banking and Trust Co. LOC), 0.11%, 1/10/12 (1)	16,385	16,385
Commonwealth of Massachusetts G.O. VRDB, 0.07%, 1/3/12	28,500	28,500
Massachusetts Health & Educational Facilities Authority Revenue VRDB, Children’s Hospital, (JPMorgan Chase & Co. LOC), 0.05%, 1/3/12	22,510	22,510
Massachusetts State Development Financial Agency Revenue Massachusetts Credit-Wilber School Apartments, Series A (FHLB of Atlanta LOC), 0.09%, 1/10/12	5,350	5,350
Massachusetts State Development Financial Agency Revenue Seven Hills Foundation, Series A (TD Banknorth, Inc. LOC), 0.09%, 1/10/12	3,900	3,900
Massachusetts State Development Financial Agency Revenue VRDB, Abby Kelley Foster Public School, (TD Banknorth, Inc. LOC), 0.09%, 1/10/12	4,500	4,500

MONEY MARKET FUNDS     20    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.8% continued
Massachusetts - 3.0% continued
Massachusetts State Development Financial Agency Revenue VRDB, Groton School, 0.08%, 1/10/12	$9,500	$9,500
Massachusetts State Development Financial Agency Revenue VRDB, Northfield Mount Hermon, (JPMorgan Chase Bank N.A. LOC), 0.09%, 1/10/12	63,855	63,855
Massachusetts State Development Financial Agency Revenue VRDB, Phillips Academy, 0.06%, 1/10/12	19,600	19,600
Massachusetts State G.O. VRDB, Series A 0.04%, 1/3/12	12,900	12,900
Massachusetts State Health & Educational Facilities Authority Revenue VRDB, CIL Realty Massachusetts, (HSBC Bank USA N.A. LOC), 0.08%, 1/10/12	1,480	1,480
Massachusetts State Water Resource Authority Refunding VRDB, 0.07%, 1/10/12	24,500	24,500

		212,980

Michigan - 4.5%
Ann Arbor Michigan Economic Development Corp. Limited Obligation Revenue VRDB, Glacier Hills, Inc. Project, Series A (JPMorgan Chase Bank N.A. LOC), 0.08%, 1/10/12	11,785	11,785
Ann Arbor Michigan Economic Development Corp. Limited Obligations Revenue Refunding Bonds, Glacier Hills, Inc. Project, Series B (JPMorgan Chase Bank N.A. LOC), 0.08%, 1/10/12	4,120	4,120
Detroit Michigan Sewage Disposal Revenue VRDB, Series B (AGM Corp. Insured), 0.22%, 1/10/12 (1)	5,450	5,450
Eastern Michigan University Revenue Refunding VRDB, Series B (JPMorgan Chase Bank N.A. LOC), 0.11%, 1/3/12	1,000	1,000
Jackson County Economic Development Corp. Refunding VRDB, Vista Grande Villa, (Bank of America N.A. LOC), 0.16%, 1/3/12	2,345	2,345
Michigan Finance Higher Education Facilities Authority Limited Obligation Revenue VRDB, University, (JPMorgan Chase Bank N.A. LOC), 0.10%, 1/10/12	8,000	8,000
Michigan State Finance Authority Revenue VRDB, Unemployment Obligation Assignment, (Citibank N.A. LOC), 0.24%, 1/10/12	247,600	247,600
Michigan State Higher Educational Facilities Authority Revenue Refunding VRDB, Calvin, (JPMorgan Chase Bank N.A. LOC), 0.10%, 1/10/12	20,000	20,000
Michigan State Hospital Finance Authority Revenue Refunding VRDB, McLaren Health Care, Series B (JPMorgan Chase Bank N.A. LOC), 0.09%, 1/10/12	7,500	7,500
Michigan State Strategic Fund Ltd. Obligation Revenue Bonds, Lansing St. Vincent Home Project, (Comerica Bank Insured), 0.10%, 1/10/12	3,195	3,195
Michigan State Strategic Fund Ltd. Obligation Revenue Refunding VRDB, Consumers Energy Co., (Wells Fargo Bank N.A. LOC), 0.06%, 1/10/12	6,000	6,000
Michigan State Strategic Fund Ltd. Obligation Revenue VRDB, YMCA Metropolitan Detroit Project, (JPMorgan Chase Bank N.A. LOC), 0.10%, 1/10/12	4,325	4,325

		321,320

Minnesota - 1.9%
Austin Minnesota Multifamily Housing Authority & Redevelopment Revenue Refunding VRDB, Cedars Austin Project, Series A (Bank of America N.A. LOC), 0.32%, 1/10/12	3,000	3,000

NORTHERN FUNDS QUARTERLY REPORT    21    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.8% continued
Minnesota - 1.9% continued
Burnsville Minnesota Housing Revenue VRDB, Provence LLC Project, Series A (Bank of America N.A. LOC), 0.18%, 1/10/12	$15,650	$15,650
Center City Minnesota Health Care Facilities Revenue VRDB, Hazelden Foundation Project, (U.S. Bank N.A. LOC), 0.12%, 1/10/12	6,800	6,800
Center City Minnesota Health Care Facilities Revenue VRDB, Hazelden Foundation Project, Series 2002, (U.S. Bancorp LOC), 0.12%, 1/10/12	4,100	4,100
City of Richfield Minnesota Multifamily Housing Revenue VRDB, Woodlake Richfield Apartments, (Wells Fargo & Co. LOC), 0.08%, 1/3/12	5,000	5,000
Fridley Minnesota Senior Housing Refunding VRDB, Banfill Crossing, Series A (FNMA Insured), 0.11%, 1/10/12	8,300	8,300
Maple Grove Minnesota Economic Development Revenue Heritage Christian Academy, (U.S. Bank N.A. LOC), 0.06%, 1/10/12	8,030	8,030
Minneapolis Minnesota Revenue VRDB, People Serving People Project, Series B (U.S. Bank N.A. LOC), 0.07%, 1/3/12	1,665	1,665
Minneapolis Minnesota Student Residence Revenue VRDB, Riverton Community Housing Project, (Bank of America N.A. LOC), 0.12%, 1/10/12	6,655	6,655
Minnesota Higher Education Facilities Authority Revenue VRDB, University of St. Thomas, (U.S. Bank N.A. LOC), 0.12%, 1/10/12	3,090	3,090
Minnesota State G.O. Refunding VRDB, 0.13%, 1/10/12 (1)	25,900	25,900
RBC Municipal Products, Inc. Trust Revenue VRDB, Series E-19 (Royal Bank of Canada LOC), 0.17%, 1/10/12 (1)	15,000	15,000
St. Cloud Minnesota Revenue VRDB, CentraCare Health, (AGM Corp. Insured), 0.15%, 1/10/12	10,000	10,000
St. Paul Minnesota Housing & Redevelopment Authority Revenue Bonds, Science Museum of Minnesota, Series A (U.S. Bank N.A. LOC), 0.06%, 1/10/12	14,300	14,300
St. Paul Minnesota Housing & Redevelopment Authority Revenue VRDB, Minnesota Public Radio Project, Series B (JPMorgan Chase Bank N.A. LOC), 0.11%, 1/3/12	6,730	6,730

		134,220

Mississippi - 0.8%
Mississippi Business Finance Commission Gulf Opportunity Zone Revenue VRDB, Chevron USA Inc., Series C 0.04%, 1/3/12	13,400	13,400
Mississippi Business Finance Commission Gulf Opportunity Zone Revenue VRDB, Chevron USA, Series E (Chevron Corp. Gtd.), 0.03%, 1/3/12	5,000	5,000
Mississippi Business Finance Corp. Health Care Facilities Corp. VRDB, Rush Medical Foundation Project, (U.S. Bank N.A. LOC), 0.07%, 1/10/12	12,900	12,900
Mississippi Business Finance Corp. Mississippi Gulf Opportunity Zone VRDB, Chevron USA, Inc. Project, Series D 0.03%, 1/3/12	4,900	4,900
Mississippi Business Finance Corp. Mississippi Gulf Opportunity Zone VRDB, Chevron USA, Inc., Series D 0.07%, 1/10/12	13,000	13,000
Mississippi Business Finance Corp. Mississippi Revenue VRDB, Fondren Place Development Co., (FHLB of Dallas LOC), 0.18%, 1/10/12	10,075	10,075

		59,275

MONEY MARKET FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.8% continued
Missouri - 2.4%
Florissant Missouri IDA Revenue Refunding VRDB, Retirement Housing Foundation, (KBC Groep N.V. LOC), 0.06%, 1/10/12	$5,645	$5,645
Kansas City Missouri IDA Multifamily Housing Revenue Refunding VRDB, Woodlands Partners Project, (FNMA LOC), 0.10%, 1/10/12	4,045	4,045
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds, Prairie State Project, (Berkshire Hathaway, Inc. Insured), 0.11%, 1/10/12 (1)	20,335	20,335
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue VRDB, Lutheran Church Missouri, Series A (Bank of America N.A. LOC), 0.14%, 1/3/12	11,700	11,700
Missouri State Health & Educational Facilities Authority Health Facilities Revenue VRDB, SSM Health Care, Series C, 0.08%, 1/3/12	15,980	15,980
Series C5 0.07%, 1/10/12	8,600	8,600
Missouri State Health & Educational Facilities Authority Revenue VRDB, Lutheran Senior Services, (U.S. Bank N.A. LOC), 0.04%, 1/10/12	33,470	33,470
Missouri State Health & Educational Facilities Authority Revenue VRDB, Pooled Hospital Freeman Health Systems, Series B, (U.S. Bank N.A. LOC), 0.07%, 1/10/12	5,905	5,905
Missouri State Health & Educational Facilities Authority Revenue VRDB, Pooled Hospital Freeman Health Systems, Series C, (KBC Groep N.V. LOC), 0.07%, 1/10/12	6,335	6,335
Missouri State Health & Educational Facilities Authority Revenue VRDB, Saint Louis Priory School Project, (U.S. Bank N.A. LOC), 0.23%, 1/10/12	1,200	1,200
Missouri State Health & Educational Facilities Authority Revenue VRDB, St. Francis Medical Center, (Bank of America N.A. LOC), 0.03%, 1/3/12	1,000	1,000
Missouri State Health & Educational Facilities Multifamily Housing Authority Revenue VRDB, Southwest Baptist University Project, (Bank of America N.A. LOC), 0.13%, 1/3/12	1,125	1,125
Missouri State Health and Educational Facilities Authority Revenue VRDB, Ascension Health, Series C-2 0.07%, 1/10/12	11,700	11,700
Platte County Missouri IDA Multifamily Revenue Refunding Bonds, Wexford Place Project, (FHLMC Gtd.), 0.09%, 1/10/12 (1)	7,250	7,250
St. Charles County Missouri IDA Revenue Refunding VRDB, Casalon Apartments Project, (FNMA Gtd.), 0.10%, 1/10/12	6,170	6,170
St. Charles County Missouri IDA Revenue Refunding VRDB, Country Club Apartments Project, (FNMA LOC), 0.10%, 1/10/12	19,000	19,000
St. Charles County Missouri IDA Revenue Refunding VRDB, Remington Apartments Project, (FNMA Gtd.), 0.10%, 1/10/12	10,700	10,700
St. Louis County Industrial Development Authority Revenue VRDB, Friendship Village, Series B (Bank of America N.A. LOC), 0.10%, 1/10/12	2,415	2,415
St. Louis County Missouri IDA Revenue Refunding VRDB, Friendship Village, Series B (Bank of America N.A. LOC), 0.10%, 1/10/12	3,170	3,170

		175,745

NORTHERN FUNDS QUARTERLY REPORT    23    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.8% continued
Nebraska - 0.9%
Central Plains Energy Project Nebraska Gas Project VRDB, Project No. 2, 0.09%, 1/10/12	$24,600	$24,600
Douglas County Nebraska Hospital Authority Revenue Refunding VRDB, Children’s Health Facilities, Series A (U.S. Bank N.A. LOC), 0.07%, 1/3/12	5,120	5,120
Lancaster County Nebraska Hospital Authority Revenue Refunding VRDB, BryanLGH Medical Center, (U.S. Bank N.A. LOC), 0.07%, 1/3/12	8,000	8,000
Omaha Public Power District Nebraska Separate Electrical Revenue Bonds, Series 2-A (Berkshire Hathaway, Inc. Insured), 0.11%, 1/10/12 (1)	27,760	27,760

		65,480

Nevada - 0.6%
Carson City Nevada Hospital Revenue VRDB, Carson Tahoe Hospital Project, Series B (U.S. Bank N.A. LOC), 0.06%, 1/10/12	3,600	3,600
Carson City Nevada Hospital Revenue VRDB, Carson Tahoe Regional Medical Center, (U.S. Bank N.A. LOC), 0.06%, 1/10/12	8,615	8,615
Clark County Nevada Economic Development Revenue Refunding VRDB, Bishop Gorman, (Bank of America N.A. LOC), 0.17%, 1/10/12	8,500	8,500
Las Vegas Nevada Economic Development Revenue VRDB, Keep Memory Alive Project, Subseries H-4 (Bank of New York Mellon Corp. LOC), 0.07%, 1/10/12	20,000	20,000

		40,715

New Hampshire - 1.4%
New Hampshire Business Finance Authority Revenue VRDB, Taylor Home, Series E 0.09%, 1/10/12	7,475	7,475
New Hampshire Health & Education Facilities Authority Hospital Revenue VRDB, Catholic Medical Center, Series B (FHLB of Boston LOC), 0.10%, 1/10/12	15,100	15,100
New Hampshire Health & Education Facilities Authority Revenue VRDB, Easter Seals New Hampshire, Series A (FHLB of Boston LOC), 0.11%, 1/10/12	10,425	10,425
New Hampshire Health & Education Facilities Authority Revenue VRDB, Kendal At Hanover, Series B (FHLB of Boston LOC), 0.10%, 1/10/12	3,130	3,130
New Hampshire Health & Education Facilities Authority Revenue VRDB, Phillips Exeter Academy, 0.09%, 1/10/12	25,000	25,000
New Hampshire Health & Educational Facilities Authority Revenue VRDB, Southern New Hampshire University, Series C (TD Banknorth Inc. LOC), 0.08%, 1/10/12	17,300	17,300
New Hampshire Health & Educational Facilities Authority Revenue VRDB, Wentworth Douglas Hospital, (TD Banknorth Inc. LOC), 0.07%, 1/3/12	5,370	5,370
New Hampshire Higher Educational & Health Facilities Authority Revenue Bonds, Riverwoods at Exeter, Series B (Bank of America N.A. LOC), 0.13%, 1/10/12	7,835	7,835
New Hampshire State Business Finance Authority Revenue VRDB, Monadnock Community Hospital, Series E-14 (TD Banknorth Inc. LOC), 0.07%, 1/3/12	12,365	12,365

		104,000

New Jersey - 2.7%
New Jersey Economic Development Authority Revenue Refunding VRDB, Cranes Mill Project, Series B (TD Banknorth Inc. LOC), 0.09%, 1/10/12	285	285

MONEY MARKET FUNDS    24    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.8% continued
New Jersey - 2.7% continued
New Jersey Economic Development Authority Revenue VRDB, Cranes Mill Project, Series B (TD Banknorth Inc. LOC), 0.09%, 1/10/12	$1,605	$1,605
New Jersey State Revenue Notes, 2.00%, 6/21/12	190,000	191,570

		193,460

New Mexico - 1.6%
New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue VRDB, Series B 0.09%, 1/10/12	74,900	74,900
New Mexico State Hospital Equipment Loan Council Revenue VRDB, Presbyterian Healthcare, Series B 0.10%, 1/10/12	17,500	17,500
Series C 0.09%, 1/10/12	20,700	20,700

		113,100

New York - 6.3%
BB&T Municipal Trust Revenue VRDB, (Branch Banking and Trust Co. LOC), 0.13%, 1/10/12 (1)	12,440	12,440
Chemung County New York Industrial Development Agency Civic Facilities Revenue VRDB, Elmira College Project, Series A (JPMorgan Chase Bank N.A. LOC), 0.08%, 1/10/12	14,700	14,700
Cohoes New York IDA VRDB, Eddy Village Green, (Bank of America N.A. LOC), 0.08%, 1/10/12	4,600	4,600
Eclipse Funding Trust G.O. VRDB, 2007-0085 Solar Eclipse, New York, (U.S. Bancorp LOC), 0.06%, 1/3/12 (1)	10,985	10,985
Eclipse Funding Trust Revenue Bonds, (U.S. Bank N.A. LOC), 0.09%, 1/10/12 (1)	19,865	19,865
Metropolitan Transportation Authority New York Dedicated Tax Fund Revenue Refunding VRDB, (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.05%, 1/10/12	19,575	19,575
Metropolitan Transportation Authority New York Revenue Refunding Bonds, Series A (Berkshire Hathaway, Inc. Insured), 0.11%, 1/10/12 (1)	31,680	31,680
Monroe County New York Industrial Development Agency Civic Facilities Revenue VRDB, Harley School Project, (M&T Bank Corp. LOC), 0.15%, 1/10/12	2,000	2,000
Monroe County New York Industrial Development Corp. Revenue VRDB, St. Ann’s Nursing Home, (HSBC Bank USA N.A. LOC), 0.12%, 1/10/12	4,100	4,100
Monroe Security & Safety Systems Local Development New York Revenue VRDB, (M&T Bank Corp. LOC), 0.10%, 1/10/12	43,500	43,500
New York City, New York Industrial Development Agency Civic Facilities Revenue VRDB, Sephardic Community Youth Center, (M&T Bank Corp. LOC), 0.15%, 1/10/12	2,000	2,000
New York State Dormitory Authority Revenue Non-State Supported Debt VRDB, Samaritan Medical Center, Series B (HSBC Bank USA N.A. LOC), 0.08%, 1/10/12	9,510	9,510
New York State Housing Finance Agency Revenue VRDB, 100 Maiden Lane, Series A (FNMA Insured), 0.08%, 1/10/12	1,900	1,900
New York State Housing Finance Agency Revenue VRDB, Affordable Housing, Clinton Park Phase II, Series E-31 (Wells Fargo Bank N.A. LOC), 0.09%, 1/10/12	5,000	5,000
New York State Liberty Development Corp. Revenue Refunding VRDB, 3 World Trade Center, (U.S. Treasury Escrowed) 0.27%, 11/8/12	200,495	200,495
New York State Tollway Authority General Revenue BANS, Series E-28 2.00%, 7/12/12	20,000	20,173

NORTHERN FUNDS QUARTERLY REPORT    25    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.8% continued
New York - 6.3% continued
New York, New York City Housing Development Corp. Multifamily Mortgage Revenue VRDB, Elliott Chelsea Development, Series A (Citibank N.A. LOC), 0.10%, 1/10/12	$3,020	$3,020
Onondaga County New York Industrial Development Agency Civic Facilities Revenue VRDB, Syracuse Research Corp. Project, (M&T Bank Corp. LOC), 0.15%, 1/10/12	6,620	6,620
Town of Niagara New York Area Development Corp. Revenue VRDB, Niagara Falls Memorial, (HSBC Bank USA N.A. LOC), 0.08%, 1/10/12	3,810	3,810
Triborough Bridge & Tunnel Authority New York Revenue VRDB, Series C (JPMorgan Chase Bank N.A. LOC), 0.08%, 1/10/12	23,900	23,900
Westchester County New York Industrial Development Agency Continuing Care Retirement Refunding VRDB, Hebrew Hospital Senior Housing, Inc., Series B (M&T Bank Corp. LOC), 0.15%, 1/10/12	11,225	11,225

		451,098

North Carolina - 2.5%
BB&T Municipal Trust Revenue Bonds (Branch Banking and Trust Co. LOC), 0.19%, 1/10/12 (1)	17,320	17,320
BB&T Municipal Trust, (Branch Banking and Trust Co. LOC), 0.24%, 1/10/12 (1) (2)	5,485	5,485
0.26%, 1/10/12 (1)	8,685	8,685
Forsyth County North Carolina Industrial Facilities Authority Revenue VRDB, Recreation Facilities-YMCA Winston, (Branch Banking and Trust Co. LOC), 0.12%, 1/10/12	1,300	1,300
Guilford County North Carolina G.O. VRDB, Series A 0.09%, 1/10/12	18,055	18,055
Series B 0.07%, 1/10/12	4,400	4,400
Mecklenburg County North Carolina COPS VRDB, Series J 0.12%, 1/10/12	16,840	16,840
North Carolina Capital Facilities Financial Agency Educational Facilities Revenue VRDB, Campbell University, (Branch Banking and Trust Co. LOC), 0.12%, 1/10/12	5,600	5,600
North Carolina Capital Facilities Financial Agency Educational Facilities Revenue VRDB, Rocky Mountain Preparatory School, Series H (Branch Banking and Trust Co. LOC), 0.12%, 1/10/12	5,900	5,900
North Carolina Capital Facilities Financial Agency Recreational Facilities Revenue VRDB, YMCA Greater Charlotte Project, Series K (Wachovia Bank N.A. LOC), 0.10%, 1/10/12	13,700	13,700
North Carolina Capital Facilities Financing Agency Revenue VRDB, Duke University Project, Series A 0.10%, 1/10/12 (1)	12,000	12,000
North Carolina Medical Care Commission Health Care Facilities Revenue Refunding VRDB, University Health Systems Eastern, Series B1 (Branch Banking and Trust Co. LOC), 0.09%, 1/10/12	4,600	4,600
North Carolina Medical Care Commission Health Care Facilities Revenue Refunding VRDB, Wakemed, Series C (Wachovia Bank N.A. LOC), 0.09%, 1/10/12	14,945	14,945
North Carolina Medical Care Commission Health Care Facilities Revenue VRDB, Novant Health Group, Series A 0.09%, 1/10/12	24,350	24,350
Raleigh North Carolina Enterprise System Revenue VRDB, Series A 0.08%, 1/10/12 (1)	10,915	10,915
University of North Carolina Chapel Hill Revenue Refunding VRDB, Series A 0.10%, 1/10/12 (1)	5,800	5,800

MONEY MARKET FUNDS    26    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.8% continued
North Carolina - 2.5% continued
Winston-Salem North Carolina Water & Sewer Systems Revenue Refunding VRDB, Series C 0.08%, 1/10/12	$11,105	$11,105

		181,000

Ohio - 1.6%
Akron Bath Copley Ohio Joint Township Hospital District Revenue VRDB, Hospital Facilities-Summa Health Systems, Series B (JPMorgan Chase Bank N.A. LOC), 0.07%, 1/10/12	13,345	13,345
Athens County Ohio Port Authority Housing Revenue VRDB, University Housing For Ohio, Inc. Project, (Wachovia Bank N.A. LOC), 0.09%, 1/10/12	27,490	27,490
Cleveland-Cuyahoga County Ohio Port Authority Revenue VRDB, Euclid Avenue Housing Corp. Project, (U.S. Bank N.A. LOC), 0.10%, 1/10/12	5,000	5,000
Cleveland-Cuyahoga County Port Authority Cultural Facilities Revenue VRDB, Playhouse Square Foundation Project, (U.S. Bank N.A. LOC), 0.08%, 1/10/12	9,175	9,175
County of Allen Ohio Hospital Facilities Revenue VRDB, Catholic Healthcare, (JPMorgan Chase & Co. LOC), 0.09%, 1/10/12	5,000	5,000
Cuyahoga County Ohio Hospital Revenue VRDB, Improvement, Metrohealth Systems Project, (PNC Bancorp Inc. LOC), 0.07%, 1/10/12	23,160	23,160
Franklin County Ohio Health Care Facilities Revenue VRDB, Friendship Village Dublin, (PNC Bancorp Inc. LOC), 0.08%, 1/10/12	4,500	4,500
Lancaster Port Authority Ohio Gas Revenue VRDB, 0.09%, 1/10/12	5,760	5,760
Montgomery County Ohio Economic Development Revenue VRDB, The Dayton Art Institute, (U.S. Bank N.A. LOC), 0.08%, 1/10/12	5,000	5,000
Ohio Multifamily Housing Finance Agency Revenue VRDB, Chambrel at Montrose, Series F (FNMA LOC), 0.10%, 1/10/12	10,051	10,051
Richland County Ohio Health Care Facilities Revenue Refunding Bonds, Wesleyan Senior Living, Series A (JPMorgan Chase Bank N.A. LOC), 0.12%, 1/10/12	3,360	3,360
Warren County Ohio Health Care Facilities Revenue VRDB, Otterbein Homes Project, (U.S. Bank N.A. LOC), 0.10%, 1/10/12	3,800	3,800
Washington County Ohio Hospital Revenue VRDB, Facilities Marietta Area Health Project, (JPMorgan Chase Bank N.A. LOC), 0.10%, 1/10/12	2,350	2,350

		117,991

Oklahoma - 1.0%
Oklahoma Turnpike Authority Revenue Refunding VRDB, Series B 0.08%, 1/10/12	75,830	75,830

Oregon - 1.1%
Oregon State Facilities Authority Revenue VRDB, Hazelden Springbrook Project, Series A (U.S. Bancorp LOC), 0.12%, 1/10/12	3,700	3,700
Oregon State Facilities Authority Revenue VRDB, Quatama Crossing Housing, Series O (FNMA LOC), 0.09%, 1/10/12	28,530	28,530
Oregon State G.O. TANS, 2.00%, 6/29/12	40,000	40,347
Oregon State Health Housing Educational & Cultural Facilities Authority VRDB, The Evangelical Lutheran, Series A (U.S. Bank N.A. LOC), 0.12%, 1/10/12	2,150	2,150
Yamhill County Oregon Hospital Authority Revenue Refunding VRDB, Friendsview Community, (U.S. Bank N.A. LOC), 0.07%, 1/3/12	8,210	8,210

		82,937

NORTHERN FUNDS QUARTERLY REPORT    27    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.8% continued
Pennsylvania - 3.6%
BB&T Municipal Trust Revenue Bonds, Series 228 (Branch Banking and Trust Co. LOC), 0.13%, 1/10/12 (1)	$24,885	$24,885
Beaver County Pennsylvania IDA PCR Refunding VRDB, FirstEnergy Generation, (Barclays PLC LOC), 0.05%, 1/3/12	44,400	44,400
Beaver County Pennsylvania IDA PCR VRDB, FirstEnergy Nuclear, Series B (Citibank N.A. LOC), 0.09%, 1/10/12	11,700	11,700
Butler County Pennsylvania IDA Revenue VRDB, Concordia Lutheran, Series A (Bank of America N.A. LOC), 0.10%, 1/10/12	2,485	2,485
City of Philadelphia Pennsylvania Gas Works Revenue Refunding VRDB, (PNC Bancorp Inc. LOC), 0.06%, 1/10/12	10,100	10,100
Haverford Township Pennsylvania School District, (TD Banknorth Inc. LOC), 0.10%, 1/10/12	8,000	8,000
Horizon Hospital System Authority Pennsylvania Health & Housing Facilities Revenue VRDB, Senior, St. Paul Homes Project, (M&T Bank Corp. LOC), 0.15%, 1/10/12	7,465	7,465
Lancaster Pennsylvania IDA Revenue VRDB, Mennonite Home Project, (M&T Bank Corp. LOC), 0.15%, 1/10/12	10,300	10,300
Lower Merion Pennsylvania School District G.O. VRDB, Capital Project, Series A (State Street Bank and Trust Co. LOC), 0.09%, 1/10/12	12,900	12,900
Series B (U.S. Bank N.A. LOC), 0.09%, 1/10/12	11,500	11,500
Pennsylvania Higher Educational Facilities Authority Revenue VRDB, Holy Family University, (TD Banknorth Inc. LOC), 0.09%, 1/10/12	9,910	9,910
Pennsylvania Multifamily Housing Finance Agency Revenue VRDB, Special Ltd. Obligation, Foxwood, (Bank of America N.A. LOC), 0.10%, 1/10/12	3,200	3,200
Pennsylvania State Turnpike Commission Multi-Model Revenue Refunding VRDB, 0.11%, 1/10/12	28,000	28,000
Pennsylvania State Turnpike Commission Revenue Refunding VRDB, Series A-1 0.09%, 1/10/12	17,820	17,820
Philadelphia School District G.O. Revenue Refunding VRDB, Series G (Wells Fargo Bank N.A. LOC), 0.07%, 1/10/12	25,000	25,000
RBC Municipal Products Inc. Trust Floater Certificates G.O., (Royal Bank of Canada LOC), 0.10%, 1/10/12 (1) (2)	6,000	6,000
RBC Municipal Products Inc. Trust Floater Certificates Revenue Bonds, Series B (Royal Bank of Canada LOC), 0.10%, 1/10/12 (1)	6,000	6,000
RBC Municipal Products, Inc. Trust Revenue VRDB, Floater Certificates, Series B (Royal Bank of Canada LOC), 0.10%, 1/10/12 (1) (2)	10,000	10,000
Southcentral Pennsylvania General Authority Revenue VRDB, Hanover Lutheran Village Project, (M&T Bank Corp. LOC), 0.15%, 1/10/12 (1)	8,120	8,120

		257,785

Puerto Rico - 0.5%
BB&T Municipal Trust Special Tax Bonds, Series 22 (Branch Banking and Trust Co. LOC), 0.12%, 1/10/12 (1)	12,405	12,405
Puerto Rico Electrical Power Authority Power Revenue Refunding Bonds, Series V (Branch Banking and Trust Co. LOC), 0.12%, 1/10/12 (1)	20,710	20,710

		33,115

MONEY MARKET FUNDS     28    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.8% continued
Rhode Island - 0.2%
Rhode Island Health & Educational Building Corp. Higher Educational Facilities Revenue Refunding VRDB, Bryant University, Series C-15 (TD Banknorth Inc. LOC), 0.08%, 1/10/12	$12,085	$12,085

South Carolina - 0.9%
Greenville South Carolina Hospital System Board Revenue Refunding VRDB, Series B (U.S. Bank N.A. LOC), 0.05%, 1/10/12	14,000	14,000
South Carolina Jobs Economic Development Authority Health Facilities Revenue Refunding VRDB, Episcopal, (Wachovia Bank N.A. LOC), 0.08%, 1/10/12	14,600	14,600
South Carolina Jobs Economic Development Authority Health Facilities Revenue VRDB, Carolina Village, (Branch Banking and Trust Co. LOC), 0.12%, 1/10/12	11,645	11,645
South Carolina Jobs Economic Development Authority Hospital Revenue VRDB, Oconee Memorial Hospital, Inc., Series B (Wachovia Bank N.A. LOC), 0.10%, 1/10/12	9,000	9,000
South Carolina State Housing Finance & Development Authority Multifamily Revenue VRDB, Rental Franklin Square, (FHLMC LOC), 0.10%, 1/10/12	9,800	9,800
South Carolina State Housing Financial & Development Authority Multifamily Revenue VRDB, Rental Housing Brookside Apartments, Series D (FHLMC Gtd.), 0.10%, 1/10/12	4,700	4,700

		63,745

South Dakota - 0.2%
South Dakota Health & Educational Facilities Authority Revenue VRDB, Regional Health, (U.S. Bank N.A. LOC), 0.07%, 1/3/12	12,345	12,345

Tennessee - 1.2%
Blount County Tennessee Public Building Authority VRDB, Local Government Public Improvement (Branch Banking and Trust Co. LOC), 0.12%, 1/10/12	11,000	11,000
Blount County Tennessee Public Building Authority VRDB, Local Government Public Improvement, Series E-5-B (Branch Banking and Trust Co. LOC), 0.12%, 1/10/12	4,885	4,885
Metropolitan Government Nashville & Davidson County Tennessee Health & Educational Facilities Board Revenue Refunding VRDB, Multifamily, Timberlake Project, (FNMA Insured), 0.10%, 1/10/12	1,150	1,150
Metropolitan Government Nashville & Davidson County Tennessee Industrial Development Board Multifamily Housing Refunding VRDB, Ridgelake Apartments Project, Series G (FHLMC Gtd.), 0.10%, 1/10/12	5,525	5,525
Metropolitan Government Nashville & Davidson County Tennessee Industrial Development Board Revenue Refunding Bonds, Multifamily Housing Spinnaker, Series A (FNMA Gtd.), 0.10%, 1/10/12	13,655	13,655
Metropolitan Government Nashville & Davidson County Tennessee Industrial Development Board Revenue VRDB, Multifamily Housing, Arbor Knoll, Series A (FNMA LOC), 0.13%, 1/10/12	13,400	13,400
Sevier County Tennessee Public Building Authority VRDB, Local Government Public Improvement, Series B-1 (Branch Banking and Trust Co. LOC), 0.12%, 1/10/12	8,450	8,450

NORTHERN FUNDS QUARTERLY REPORT    29    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.8% continued
Tennessee - 1.2% continued
Shelby County Tennessee Health Educational & Housing Facilities Board Multifamily Housing Revenue VRDB, Gateway Projects, Series A-1 (FNMA Gtd.), 0.12%, 1/10/12	$5,575	$5,575
Shelby County Tennessee Health Educational & Housing Facilities Board Revenue VRDB, Hutchison School Project, (Bank of America N.A. LOC), 0.15%, 1/10/12	9,200	9,200
Tennessee State Energy Acquisition Corp. Gas Revenue Floaters, (Branch Banking and Trust Co. LOC), 0.11%, 1/10/12 (1)	15,000	15,000

		87,840

Texas - 13.1%
Bexar County Texas Revenue Bonds Project, 0.13%, 1/10/12(1)	13,291	13,291
Capital Area Housing Finance Corp. Texas Revenue VRDB, Encino Pointe Apartments, (Bank of America N.A. LOC), 0.20%, 1/10/12	15,700	15,700
Carroll Texas Independent School District G.O. Bonds, School Building, 0.08%, 1/10/12	13,500	13,500
Crawford Texas Education Facilities Corp. Revenue Bonds, Prince of Peace Christian School, (Wachovia Bank N.A. LOC), 0.08%, 1/10/12	4,410	4,410
Crawford Texas Education Facilities Corp. Revenue Bonds, Prince of Peace Christian, (Wachovia Bank N.A. LOC), 0.08%, 1/10/12	5,290	5,290
Dallas Texas Waterworks & Sewer Systems Revenue Refunding VRDB, 0.15%, 1/10/12 (1)	20,000	20,000
Deutsche Bank Spears/Lifers Trust, Goldman Sachs, Series 526 (Deutsche Bank AG LOC), 0.18%, 1/10/12 (1)	9,230	9,230
Harris County Texas Hospital District Revenue Refunding VRDB, (JPMorgan Chase Bank N.A. LOC), 0.10%, 1/10/12	21,800	21,800
Harris County Texas Refunding Bonds, Toll Road, Sub Lien, Series A 2.00%, 8/15/12	10,665	10,844
Houston Texas Airport Systems Revenue Refunding VRDB, (Barclays PLC LOC), 0.09%, 1/10/12	11,300	11,300
Houston Texas G.O. TRANS, 1.75%, 6/29/12	40,000	40,307
Houston Texas Independent School District Revenue G.O. VRDB, Schoolhouse 0.57%, 3/27/12	19,000	19,001
Houston Texas Water & Sewer Systems Revenue Refunding Bonds, Series B (Branch Banking and Trust Co. LOC), 0.13%, 1/10/12 (1)	1,310	1,310
Katy Texas Independent School District G.O. VRDB, Cash Building, Series C 0.12%, 1/10/12	88,600	88,600
Kendall County Texas Health Facilities Development Corp. Health Care Revenue VRDB, Morningside Ministries, Series A (JPMorgan Chase Bank N.A. LOC), 0.09%, 1/10/12	10,200	10,200
Lower Neches Valley Authority Industrial Development Corp. Revenue Refunding VRDB, ExxonMobil Project, 0.03%, 1/3/12	11,575	11,575
Lubbock Texas Independent School District G.O. VRDB, School Building, Series A 0.13%, 1/10/12	7,750	7,750
North Texas Higher Education Authority, Student Loan Revenue VRDB, Series E (Lloyds Banking Group PLC LOC), 0.14%, 1/10/12	31,000	31,000
Nueces County Texas Health Facilities Development Corp. Revenue Bonds, Driscoll Children’s Foundation, (JPMorgan Chase Bank N.A. LOC), 0.10%, 1/10/12	9,800	9,800

MONEY MARKET FUNDS     30    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.8% continued
Texas - 13.1% continued
Plano Texas Health Facilities Development Corp. Revenue Bonds, YMCA of Metropolitan Dallas Project, (Bank of America N.A. LOC), 0.15%, 1/10/12	$3,790	$3,790
Port Arthur Texas Navigation District Environmental Facilities Revenue VRDB, Motiva Enterprises, 0.06%, 1/3/12	17,400	17,400
Port Arthur Texas Navigation District Exempt Facilities Revenue VRDB, Total Petrochemicals USA, 0.15%, 1/10/12	9,900	9,900
Port of Port Arthur Texas Navigation District Environmental Facilities Revenue Refunding VRDB, Motiva Enterprises, Series C 0.06%, 1/3/12	2,300	2,300
Port of Port Arthur Texas Navigation District Environmental Facilities Revenue VRDB, Motiva Enterprises, Series C (Motiva Gtd.), 0.06%, 1/3/12	21,800	21,800
Port of Port Arthur Texas Navigation District Industrial Development Corp., Exempt Facilities Revenue VRDB, Total Petrochemicals, Series A 0.15%, 1/10/12	40,183	40,183
Port of Port Arthur Texas Navigation District Revenue VRDB, Motiva Enterprises, Series B (Motiva Gtd.), 0.06%, 1/3/12	32,200	32,200
RBC Municipal Products, Inc. Trust Floater Certificates G.O., (Royal Bank of Canada LOC), 0.10%, 1/10/12 (1)	25,000	25,000
State of Texas G.O. VRDB, Veterans, 0.13%, 1/10/12	29,800	29,800
Tarrant County Texas Cultural Educational Facilities Financial Corp. Revenue VRDB, Texas Health Resources, Series A 0.07%, 1/10/12	6,500	6,500
Tarrant County Texas Cultural Educational Finance Corp. Retirement Facilities Revenue VRDB, Northwest Edgemere Project, (Bank of America N.A. LOC), 0.10%, 1/10/12	18,465	18,465
Tarrant County Texas Housing Finance Corp. Revenue Refunding VRDB, Multifamily Housing Apartments Project, (Wachovia Bank N.A. LOC), 0.10%, 1/10/12	7,050	7,050
Tarrant County Texas Housing Finance Corp. Revenue VRDB, Multifamily Housing, Gateway Apartments, (FNMA Gtd.), 0.10%, 1/10/12	8,045	8,045
Texas State G.O. Bonds, Transportation Community Mobility Fund, Series B 0.10%, 1/10/12 (1)	60,990	60,990
Texas State G.O. Refunding Bonds, Vets Housing Assistance, Fund I, Series A 0.07%, 1/10/12	3,900	3,900
Texas State TRANS, Series A 2.50%, 8/30/12	299,500	303,904
Trinity Texas Higher Educational Facilities Corp. Revenue VRDB, Huston-Tillotson University Project, Series A (FHLB LOC), 0.09%, 1/10/12	5,200	5,200

		941,335

Utah - 0.3%
Emery County Utah PCR VRDB, PacifiCorp, (Wells Fargo Bank N.A. LOC), 0.09%, 1/10/12	10,000	10,000
Park City Utah Revenue VRDB, U.S. Ski & Snowboard Association, (Wells Fargo Bank N.A. LOC), 0.09%, 1/10/12	3,380	3,380
Utah Housing Corp. SFM Revenue Refunding VRDB, Series A-Class I 0.09%, 1/10/12	10,900	10,900

		24,280

NORTHERN FUNDS QUARTERLY REPORT    31    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.8% continued
Vermont - 0.1%
Vermont Educational & Health Buildings Financing Agency Revenue VRDB, Porter Hospital Project, Series A (TD Banknorth Inc. LOC), 0.08%, 1/10/12	$4,890	$4,890

Virginia - 1.0%
Fredericksburg Virginia Economic Development Authority Student Housing Facilities Revenue Refunding VRDB, UMW Apartments Project, (Bank of America N.A. LOC), 0.18%, 1/10/12	9,585	9,585
Hampton Virginia Redevelopment & Housing Authority Multifamily Housing Revenue Refunding VRDB, Hampton Center Apartments Project, (FHLMC Insured), 0.10%, 1/10/12	13,310	13,310
Lewistown Community Center Development Authority Revenue Floaters, (Wells Fargo Bank N.A. LOC), 0.10%, 1/10/12 (1)	13,040	13,040
Lynchburg Virginia IDA Revenue Refunding VRDB, Hospital Centra Health, Series D (FHLB of Atlanta LOC), 0.08%, 1/10/12	7,200	7,200
Series E (FHLB of Atlanta LOC), 0.08%, 1/10/12	6,600	6,600
Virginia Commonwealth University Health Systems Authority Revenue Bonds, Series B (Wachovia Bank N.A. LOC), 0.06%, 1/3/12	13,475	13,475
Virginia Small Business Financing Authority Healthcare Facilities Revenue VRDB, Bon Secours Health, (JPMorgan Chase Bank N.A. LOC), 0.08%, 1/10/12	9,000	9,000

		72,210

Washington - 1.5%
Vancouver Washington Housing Authority Revenue Refunding VRDB, Pooled Housing, (FHLMC Gtd.), 0.14%, 1/10/12	4,500	4,500
Washington Health Care Facilities Authority Revenue VRDB, Catholic Health, 0.07%, 1/10/12	22,000	22,000
Washington Higher Education Facilities Authority Revenue Refunding VRDB, University of Puget Sound Project, Series A (Bank of America N.A. LOC), 0.15%, 1/10/12	3,470	3,470
Washington State G.O. Refunding VRDB, Series A 0.15%, 1/10/12 (1)	14,740	14,740
Washington State Health Care Facilities Authority Revenue VRDB, Multicare Health Systems, Series A (Wells Fargo Bank N.A. LOC), 0.08%, 1/10/12	2,400	2,400
Washington State Health Care Facilities Authority Revenue VRDB, Swedish Health Services, Series B (Citibank N.A. LOC), 0.09%, 1/10/12	2,500	2,500
Washington State Housing Finance Commission Nonprofit Housing Revenue VRDB, Living Care Centers Project, (Wells Fargo Bank N.A. LOC), 0.09%, 1/10/12	7,240	7,240
Washington State Housing Finance Commission Nonprofit Revenue VRDB, District Council No. 5, (Wells Fargo Bank N.A. LOC), 0.19%, 1/10/12	2,875	2,875
Washington State Housing Finance Commission Nonprofit Revenue VRDB, Skyline At First Hill Project, Series C (Bank of America N.A. LOC), 0.10%, 1/10/12	28,440	28,440
Washington State Housing Finance Commission Nonprofit Revenue VRDB, University Prep Academy Project, (Bank of America N.A. LOC), 0.39%, 1/10/12	2,950	2,950
Washington State Housing Finance Commission Revenue Refunding VRDB, Emerald Heights Project, (Bank of America N.A. LOC), 0.12%, 1/3/12	19,375	19,375

		110,490

MONEY MARKET FUNDS     32    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.8% continued
West Virginia - 0.4%
Cabell County West Virginia County Commission Revenue VRDB, Huntington YMCA Project, (JPMorgan Chase Bank N.A. LOC), 0.20%, 1/10/12	$2,735	$2,735
West Virginia State Hospital Finance Authority Hospital Revenue Refunding VRDB, West Virginia United Health, Series A (Branch Banking and Trust Co. LOC), 0.12%, 1/10/12	22,790	22,790

		25,525

Wisconsin - 4.7%
City of Milwaukee Wisconsin IDR VRDB, Goodwill Industries, (U.S. Bank N.A. LOC), 0.06%, 1/10/12	400	400
Milwaukee Wisconsin Redevelopment Authority Lease Revenue VRDB, University of Wisconsin, Kenilworth Project, (U.S. Bank N.A. LOC), 0.10%, 1/10/12	12,420	12,420
Public Finance Authority Revenue VRDB, Glenridge Continuing Care Retirement Community, Glenridge Palmer Ranch, Series B (Bank of Scotland PLC LOC), 0.07%, 1/3/12	5,000	5,000
Public Finance Authority Wisconsin Multifamily Housing Revenue Refunding VRDB, Lindsey Terrace Apartments, (FNMA LOC), 0.18%, 1/10/12	3,275	3,275
Wauwatosa Wisconsin Housing Authority Revenue Refunding Bonds, San Camillo Inc., Series C (U.S. Bank N.A. LOC), 0.06%, 1/10/12	5,200	5,200
Wisconsin Health & Educational Facilities Authority Revenue VRDB, Lutheran College, (U.S. Bank N.A. LOC), 0.07%, 1/3/12	27,700	27,700
Wisconsin Health & Educational Facilities Authority Revenue VRDB, Oakwood Village, (Bank of Montreal LOC), 0.06%, 1/10/12	18,210	18,210
Wisconsin Health & Educational Facilities Authority Revenue VRDB, St. Norbert College, Inc., (JPMorgan Chase Bank N.A. LOC), 0.12%, 1/10/12	9,935	9,935
Wisconsin Rural Water Construction Loan Program Revenue BANS, Series B 1.25%, 10/15/12	38,000	38,238
Wisconsin State G.O. Refunding VRDB, Series 1 0.15%, 1/10/12 (1)	25,000	25,000
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Mequon Jewish Project, (JPMorgan Chase Bank N.A. LOC), 0.18%, 1/10/12	4,850	4,850
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Aurora Health Care, Series A2 (U.S. Bank N.A. LOC), 0.05%, 1/3/12	37,175	37,175
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Capital Lakes, Inc., Series B (U.S. Bank N.A. LOC), 0.11%, 1/10/12	6,390	6,390
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Froedtert & Community Health, Series B (U.S. Bank N.A. LOC), 0.06%, 1/10/12	14,900	14,900
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Mercy Alliance, Inc., (U.S. Bank N.A. LOC), 0.06%, 1/10/12	8,000	8,000
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Meriter Hospital, Inc., (U.S. Bank N.A. LOC), 0.07%, 1/3/12	5,895	5,895
Series B (U.S. Bank N.A. LOC), 0.07%, 1/3/12	3,700	3,700
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Newcastle, Place Inc., Series B (Bank of America N.A. LOC), 0.10%, 1/10/12	8,970	8,970

NORTHERN FUNDS QUARTERLY REPORT    33    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.8% continued
Wisconsin - 4.7% continued
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, United Lutheran Program Aging, (Wells Fargo Bank N.A. LOC), 0.08%, 1/10/12	$5,590	$5,590
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Watertown Memorial Hospital, Inc. Project, (JPMorgan Chase Bank N.A. LOC), 0.08%, 1/10/12	15,000	15,000
Wisconsin State Revenue Notes, 2.00%, 6/15/12	50,000	50,402
Wisconsin State School Districts Cash Flow Administration Program Participation Notes, Temporary Borrowing Program, 1.00%, 10/15/12	13,350	13,415
Wisconsin State Transportation Revenue Refunding VRDB, Series I 0.15%, 1/10/12 (1)	21,745	21,745

		341,410

Wyoming - 0.3%
Platte County Wyoming PCR Tri-State Generation & Transmission, Series A (National Rural Utilities Cooperative Finance Corp. Gtd.), 0.21%, 1/3/12	24,400	24,400

Municipal States Pooled Securities - 1.7%
BB&T Municipal Trust Various States Revenue VRDB, Series 5001 (Rabobank Nederland N.V. LOC), 0.19%, 1/10/12 (1)	23,600	23,600
BB&T Municipal Trust Various States, (Branch Banking and Trust Co. LOC), 0.19%, 1/10/12 (1)	7,870	7,870
Series 1007 (Branch Banking and Trust Co. LOC), 0.19%, 1/10/12 (1)	4,725	4,725
Series 1015 (Branch Banking and Trust Co. LOC), 0.19%, 1/10/12 (1) (2)	5,265	5,265
Series 1017 (Branch Banking and Trust Co. LOC), 0.19%, 1/10/12 (1)	31,195	31,195
Series 1019 (Branch Banking and Trust Co. LOC), 0.19%, 1/10/12 (1)	18,380	18,380
Series 1035 (Branch Banking and Trust Co. LOC), 0.19%, 1/10/12 (1)	11,155	11,155
Series 5002 (Rabobank Nederland N.V. LOC), 0.34%, 1/10/12 (1)	19,980	19,980

		122,170

Total Municipal Investments (Cost $7,033,943)		7,033,943

U.S. GOVERNMENT OBLIGATIONS - 1.4%
U.S. Treasury Notes - 1.4%
1.38%, 3/15/12	100,000	100,269

Total U.S. Government Obligations (Cost $100,269)		100,269

Total Investments - 99.2% (Cost $7,134,212)(3)		7,134,212

Other Assets less Liabilities - 0.8%		59,581

NET ASSETS - 100.0%		$7,193,793

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security has been deemed illiquid. At December 31, 2011, the value of these restricted illiquid securities amounted to approximately $51,135,000 or 0.7% of net assets. Additional information on these restricted illiquid securities are as follows:

MONEY MARKET FUNDS     34    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
BB&T Municipal Trust
0.24%, 1/10/12	6/22/11	$5,485
BB&T Municipal Trust Various States, Series 1015
0.19%, 1/10/12	5/16/11	5,265
Eclipse Funding Trust VRDB, Solar Eclipse Alaska, 2007-0059
0.06%, 1/3/12	11/29/11	3,400
RBC Municipal Products, Inc. Trust Floater, Certificates G.O.,
0.10%, 1/10/12	12/15/11	6,000
RBC Municipal Products, Inc. Trust Revenue VRDB, Floater Certificates, Series B,
0.10%, 1/10/12	9/29/11	10,000
Wells Fargo Stage Trust G.O., Floaters Certificates Series 89-C,
0.10%, 1/10/12	10/24/11	20,985

(3)	The cost for federal income tax purposes was $7,134,212.

Percentages shown are based on Net Assets.

At December 31, 2011, the industry sectors for the Municipal Money Market Fund were:

INDUSTRY SECTOR	% OF NET ASSETS
Air, Transportation, Water Services and Solid Waste Management	14.1%
Educational Services	11.2
Electric Services, Gas and Combined Utilities	6.3
Executive, Legislative and General Government	24.8
General Medical and Surgical Hospitals, Specialty Hospitals, Nursing and Personal Care	12.1
Health Services and Residential Care	9.6
Urban and Community Development, Housing Programs and Social Services	8.9
All other sectors less than 5%	13.0

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Municipal Money Market Fund’s investments, which are carried at amortized cost, which approximates fair value, as of December 31, 2011:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by Municipal Money Market Fund	$—	$7,134,212	(1)	$—	$7,134,212

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At December 31, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

NORTHERN FUNDS QUARTERLY REPORT    35    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued	DECEMBER 31, 2011 (UNAUDITED)

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discontinued notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ABAG - Association of Bay Area Governments

AGM - Assured Guaranty Municipal Corporation

BANS - Bond Anticipation Notes

COPS - Certificates of Participation

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

Gtd. - Guaranteed

IDA - Industrial Development Authority

IDR - Industrial Development Revenue

IDB - Industrial Development Board

LOC - Letter of Credit

PCR - Pollution Control Revenue

SFM - Single Family Mortgage

TANS - Tax Anticipation Notes

TRANS - Tax and Revenue Anticipation Notes

VRDB - Variable Rate Demand Bonds

MONEY MARKET FUNDS     36    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND	DECEMBER 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 50.5% (1)
Federal Farm Credit Bank - 4.5%
FFCB Discount Note, 0.27%, 2/28/12	$5,000	$4,998
FFCB FRN, 0.07%, 1/3/12	10,000	9,999
0.09%, 1/3/12	5,000	5,000
0.11%, 1/3/12	10,000	10,000
0.21%, 1/3/12	10,000	10,001
0.27%, 1/8/12	5,000	5,000
0.21%, 1/10/12	5,000	5,000
0.18%, 1/22/12	15,000	15,002
0.15%, 1/27/12	2,000	2,000

		67,000

Federal Home Loan Bank - 23.4%
FHLB Bonds,
2.05%, 1/20/12	1,000	1,001
0.25%, 1/27/12	6,000	6,000
0.13%, 2/24/12	5,945	5,945
0.12%, 2/27/12	5,000	4,999
0.14%, 3/26/12	5,000	4,999
0.10%, 3/30/12	2,000	2,000
0.30%, 12/7/12	2,000	2,000
0.30%, 12/11/12	2,000	2,000
0.32%, 12/14/12	2,000	2,000
0.42%, 12/19/12	1,000	1,000
FHLB Discount Notes, 0.01%, 1/4/12	7,000	7,000
0.03%, 1/4/12	18,050	18,050
0.00%, 1/6/12	15,000	15,000
0.01%, 1/6/12	2,500	2,500
0.00%, 1/10/12	5,500	5,500
0.00%, 1/11/12	24,500	24,500
0.03%, 1/11/12	5,000	5,000
0.04%, 1/11/12	3,985	3,985
0.00%, 1/13/12	20,000	20,000
0.00%, 1/23/12	4,000	4,000
0.00%, 1/25/12	32,500	32,500
0.04%, 1/25/12	11,350	11,350
0.00%, 1/27/12	6,000	6,000
0.00%, 1/31/12	11,000	11,000
0.03%, 2/1/12	20,000	19,999
0.01%, 2/8/12	3,000	3,000
0.03%, 2/8/12	15,000	14,999
0.04%, 2/8/12	7,000	7,000
0.03%, 2/10/12	8,600	8,600
0.08%, 2/15/12	2,995	2,995
0.04%, 2/22/12	9,000	8,999
0.09%, 4/18/12	5,000	4,999
FHLB FRN, 0.13%, 1/3/12	20,000	20,000
0.17%, 1/3/12	10,000	9,997
0.20%, 1/3/12	6,645	6,645
0.23%, 1/3/12	26,490	26,490
0.25%, 1/3/12	5,000	4,999
0.23%, 1/13/12	5,000	4,999
0.22%, 1/27/12	5,000	4,998

		347,048

Federal Home Loan Mortgage Corporation - 9.8%
FHLMC Discount Notes, 0.00%, 1/9/12	20,000	20,000
0.06%, 2/10/12	6,559	6,559
0.07%, 2/23/12	15,000	14,998
0.10%, 2/23/12	12,600	12,598
0.10%, 4/3/12	8,000	7,998
0.10%, 4/10/12	9,000	8,997
0.02%, 4/19/12	5,000	5,000
FHLMC FRN,
0.21%, 12/31/11	10,000	10,004
0.07%, 1/3/12	15,000	15,000
0.22%, 1/3/12	30,000	29,984
0.24%, 1/17/12	10,000	9,993
FHLMC Note, 2.13%, 3/23/12	3,000	3,012

		144,143

Federal National Mortgage Association - 12.8%
FNMA Discount Notes, 0.03%, 1/3/12	20,000	20,000
0.04%, 1/11/12	10,000	10,000
0.06%, 1/17/12	10,000	10,000
0.06%, 1/18/12	10,000	10,000
0.14%, 2/17/12	15,000	14,997
0.07%, 2/22/12	5,000	5,000
0.10%, 3/1/12	12,600	12,598
0.07%, 3/2/12	24,000	23,997
0.02%, 3/8/12	15,000	15,000
0.08%, 3/14/12	15,000	14,998
0.07%, 4/16/12	2,500	2,500
0.11%, 5/14/12	11,260	11,255

NORTHERN FUNDS QUARTERLY REPORT    37    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 50.5% (1) continued
Federal National Mortgage Association - 12.8% continued
FNMA FRN,
0.31%, 1/3/12	$5,000	$4,998
0.27%, 1/12/12	10,000	9,995
0.32%, 1/18/12	15,000	15,007
FNMA Notes,
2.00%, 1/9/12	1,206	1,206
0.88%, 1/12/12	7,985	7,985

		189,536

Total U.S. Government Agencies (Cost $747,727)		747,727

U.S. GOVERNMENT OBLIGATIONS - 18.6%
U.S. Treasury Bills - 3.7%
0.00%, 1/5/12	11,000	11,000
0.02%, 1/5/12	3,000	3,000
0.00%, 1/26/12	34,500	34,500
0.10%, 7/26/12	3,000	2,998
0.08%, 9/20/12	2,000	1,999
0.11%, 12/13/12	2,000	1,998

		55,495

U.S. Treasury Notes - 14.9%
0.88%, 1/31/12	18,000	18,013
1.38%, 2/15/12	30,000	30,041
4.88%, 2/15/12	20,000	20,118
1.38%, 3/15/12	9,585	9,610
1.38%, 4/15/12	20,000	20,074
1.00%, 4/30/12	9,185	9,213
1.38%, 5/15/12	7,345	7,380
0.75%, 5/31/12	7,015	7,034
4.75%, 5/31/12	8,020	8,173
1.88%, 6/15/12	16,625	16,760
0.63%, 6/30/12	3,720	3,730
0.63%, 7/31/12	26,270	26,348
4.63%, 7/31/12	3,000	3,078
1.75%, 8/15/12	24,500	24,750
0.38%, 8/31/12	12,000	12,021
4.13%, 8/31/12	4,320	4,434

		220,777

Total U.S. Government Obligations (Cost $276,272)		276,272

Investments, at Amortized Cost ($1,023,999)		$1,023,999

REPURCHASE AGREEMENTS - 28.0%
Joint Repurchase Agreements - 0.3%(2)
Bank of America Securities LLC, dated 12/30/11, repurchase price $1,056 0.05%, 1/3/12	1,056	1,056
Morgan Stanley & Co., Inc., dated 12/30/11, repurchase price $1,056 0.02%, 1/3/12	1,056	1,056
Societe Generale, New York Branch, dated 12/30/11, repurchase price $1,056 0.03%, 1/3/12	1,057	1,057
UBS Securities LLC, dated 12/30/11, repurchase price $1,585 0.01%, 1/3/12	1,585	1,585

		4,754

Repurchase Agreements - 27.7%(3)
Credit Suisse Securities, dated 11/16/11, repurchase price $10,004 0.23%, 1/13/12	10,000	10,000
RBS Securities, Inc., dated 11/15/11, repurchase price $10,004 0.25%, 1/13/12	10,000	10,000
Citigroup Global Markets, dated 12/30/11, repurchase price $150,002 0.09%, 1/3/12	150,000	150,000
Credit Suisse Securities, dated 12/29/11, repurchase price $20,000 0.04%, 1/3/12	20,000	20,000
Goldman Sachs & Co., dated 12/7/11, repurchase price $10,002 0.20%, 1/10/12	10,000	10,000
HSBC Securities (USA), Inc., dated 12/30/11, repurchase price $135,001 0.05%, 1/3/12	135,000	135,000
JPMorgan Securities, Inc., dated 12/30/11, repurchase price $65,000 0.06%, 1/3/12	65,000	65,000
UBS Securities LLC, dated 12/29/11, repurchase price $10,000 0.02%, 1/5/12	10,000	10,000

		410,000

Total Repurchase Agreements (Cost $414,754)		414,754

MONEY MARKET FUNDS     38    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 28.0% continued
Repurchase Agreements - 27.7%(3) continued

Total Investments - 97.1% (Cost $1,438,753)(4)		1,438,753

Other Assets less Liabilities - 2.9%		43,191

NET ASSETS - 100.0%		$1,481,944

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(2)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$1,177	3.63% - 6.25%	8/15/23 - 5/15/37
U.S. Treasury Notes	$3,756	0.50% - 4.25%	1/15/12 - 5/15/21

(3)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
FNMA	$150,259	3.00% - 5.88%	3/1/26 - 8/1/41
FHLMC	$77,253	2.50% - 5.43%	4/1/23 - 3/1/41
GNMA	$45,447	4.00% - 6.50%	7/15/32 - 10/15/41
U.S. Treasury Notes	$147,900	0.25% - 3.63%	10/31/13 - 2/15/21

(4)	The cost for federal income tax purposes was $1,438,753.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the U.S. Government Money Market Fund’s investments, which are carried at amortized cost, which approximates fair value, as of December 31, 2011:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by U.S. Government Money Market Fund	$—	$1,438,753	(1)	$—	$1,438,753

(1)	Classifications as defined in the Schedule of Investments.

NORTHERN FUNDS QUARTERLY REPORT    39    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND continued	DECEMBER 31, 2011 (UNAUDITED)

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At December 31, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FRN - Floating Rate Notes

GNMA - Government National Mortgage Association

MONEY MARKET FUNDS    40    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT MONEY MARKET FUND	DECEMBER 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 70.4% (1)
Federal Farm Credit Bank - 14.0%
FFCB Bonds, 2.00%, 1/17/12	$4,100	$4,103
2.25%, 4/24/12	8,000	8,051
0.27%, 4/25/12	5,000	5,000
FFCB Discount Notes, 0.01%, 1/3/12	75,000	75,000
0.01%, 1/4/12	2,000	2,000
0.01%, 1/10/12	4,000	4,000
0.01%, 1/31/12	25,000	25,000
0.01%, 2/1/12	20,000	20,000
0.31%, 2/3/12	5,000	4,999
0.07%, 3/6/12	10,000	9,999
0.01%, 3/7/12	20,000	20,000
0.01%, 3/8/12	10,000	10,000
0.08%, 3/27/12	5,000	4,999
0.05%, 4/2/12	5,000	4,999
0.16%, 11/8/12	2,000	1,997
FFCB FRN, 0.24%, 1/1/12	15,000	14,992
0.07%, 1/3/12	15,000	14,999
0.09%, 1/3/12	5,000	5,000
0.11%, 1/3/12	45,000	44,999
0.15%, 1/3/12	36,020	36,019
0.16%, 1/3/12	5,000	4,999
0.17%, 1/3/12	20,000	20,000
0.21%, 1/3/12	15,000	15,001
0.23%, 1/3/12	12,000	11,998
0.29%, 1/3/12	15,700	15,697
0.27%, 1/8/12	5,000	5,000
0.21%, 1/10/12	10,000	9,999
0.26%, 1/11/12	4,000	4,000
0.30%, 1/12/12	10,000	10,007
0.18%, 1/22/12	50,000	50,005
0.28%, 1/22/12	9,500	9,502
0.32%, 1/22/12	14,040	14,056
0.35%, 1/26/12	10,000	10,009
0.15%, 1/27/12	10,000	9,999
0.29%, 1/27/12	5,000	5,003

		511,431

Federal Home Loan Bank - 55.6%
FHLB Bonds, 0.10%, 1/11/12	50,000	50,000
0.10%, 1/19/12	10,000	10,000
0.13%, 1/23/12	15,000	15,000
0.60%, 1/25/12	5,000	5,002
0.12%, 2/23/12	10,000	9,999
0.13%, 2/23/12	5,000	5,000
0.13%, 2/24/12	31,985	31,984
0.12%, 2/27/12	25,000	25,001
0.14%, 3/26/12	30,000	29,996
0.10%, 3/30/12	15,000	14,999
0.13%, 3/30/12	5,000	5,000
0.07%, 5/18/12	5,000	4,999
0.25%, 7/16/12	10,000	10,005
0.30%, 12/7/12	5,000	5,000
0.30%, 12/11/12	5,000	5,000
0.32%, 12/14/12	5,000	5,000
0.42%, 12/19/12	2,000	2,000
FHLB Discount Notes, 0.00%, 1/4/12	10,309	10,309
0.01%, 1/4/12	18,000	18,000
0.02%, 1/4/12	25,000	25,000
0.03%, 1/4/12	55,330	55,330
0.04%, 1/4/12	5,000	5,000
0.06%, 1/4/12	16,000	16,000
0.00%, 1/6/12	17,500	17,500
0.01%, 1/6/12	5,500	5,500
0.02%, 1/6/12	60,000	60,000
0.03%, 1/6/12	3,000	3,000
0.00%, 1/10/12	14,500	14,500
0.00%, 1/11/12	74,500	74,500
0.02%, 1/11/12	22,599	22,599
0.03%, 1/11/12	30,000	30,000
0.04%, 1/11/12	103,070	103,069
0.01%, 1/13/12	52,000	52,000
0.02%, 1/13/12	15,000	15,000
0.05%, 1/13/12	30,000	29,999
0.01%, 1/18/12	23,500	23,500
0.02%, 1/18/12	31,000	30,999
0.04%, 1/18/12	10,000	10,000
0.05%, 1/18/12	35,000	34,999
0.07%, 1/18/12	75,000	74,997
0.00%, 1/20/12	10,000	10,000
0.02%, 1/20/12	30,724	30,724
0.04%, 1/20/12	42,000	41,999
0.00%, 1/23/12	11,000	11,000
0.00%, 1/25/12	75,500	75,500
0.01%, 1/25/12	30,000	30,000

NORTHERN FUNDS QUARTERLY REPORT    41    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 70.4% (1) continued
Federal Home Loan Bank - 55.6% continued
0.02%, 1/25/12	$10,000	$10,000
0.00%, 1/27/12	14,000	14,000
0.03%, 1/27/12	16,445	16,445
0.00%, 1/31/12	45,000	45,000
0.06%, 2/1/12	15,000	14,999
0.01%, 2/3/12	10,400	10,400
0.03%, 2/3/12	37,500	37,499
0.01%, 2/8/12	16,500	16,500
0.03%, 2/8/12	29,750	29,749
0.04%, 2/8/12	25,000	24,999
0.03%, 2/10/12	79,000	78,997
0.06%, 2/10/12	22,000	21,999
0.08%, 2/15/12	7,840	7,839
0.01%, 2/17/12	4,500	4,500
0.03%, 2/22/12	25,000	24,999
0.04%, 2/22/12	35,000	34,998
0.06%, 2/22/12	20,000	19,999
0.01%, 3/1/12	7,500	7,500
0.02%, 3/7/12	48,000	47,999
0.02%, 3/14/12	39,000	38,998
0.03%, 3/23/12	23,000	22,997
0.09%, 3/23/12	10,000	9,998
0.09%, 4/18/12	15,000	14,996
FHLB FRN, 0.13%, 1/3/12	10,000	10,000
0.17%, 1/3/12	25,000	24,992
0.20%, 1/3/12	14,775	14,775
0.23%, 1/3/12	58,045	58,045
0.24%, 1/3/12	100,000	100,004
0.25%, 1/3/12	25,000	24,995
0.26%, 1/3/12	19,000	18,996
0.27%, 1/3/12	17,000	17,000
0.23%, 1/13/12	25,000	24,996
0.24%, 1/26/12	5,000	5,000
0.22%, 1/27/12	10,000	9,996
0.30%, 2/3/12	10,000	10,002

		2,039,220

Tennessee Valley Authority - 0.8%
Tennessee Valley Authority Discount Notes, 0.00%, 1/12/12	30,220	30,220

Total U.S. Government Agencies (Cost $2,580,871)		2,580,871

U.S. GOVERNMENT OBLIGATIONS - 19.7%
U.S. Treasury Bills - 8.0%
0.00%, 1/5/12	31,000	31,000
0.02%, 1/5/12	15,000	15,000
0.00%, 1/12/12	75,000	75,000
0.03%, 1/19/12	20,000	20,000
0.00%, 1/26/12	14,000	14,000
0.03%, 1/26/12	20,000	20,000
0.03%, 3/1/12	20,000	19,999
0.02%, 3/8/12	40,000	39,999
0.01%, 3/15/12	42,000	41,999
0.10%, 7/26/12	3,000	2,998
0.08%, 9/20/12	5,000	4,997
0.10%, 9/20/12	5,000	4,996
0.11%, 12/13/12	5,000	4,995

		294,983

U.S. Treasury Notes - 11.7%
0.88%, 1/31/12	18,000	18,013
1.38%, 2/15/12	75,000	75,107
1.38%, 3/15/12	24,665	24,730
1.00%, 4/30/12	24,915	24,991
1.38%, 5/15/12	19,410	19,502
0.75%, 5/31/12	18,950	19,001
4.75%, 5/31/12	19,375	19,744
1.88%, 6/15/12	39,270	39,588
0.63%, 7/31/12	70,450	70,659
4.63%, 7/31/12	10,000	10,259
1.75%, 8/15/12	53,500	54,046
0.38%, 8/31/12	32,000	32,056
4.13%, 8/31/12	12,900	13,240
1.38%, 10/15/12	2,000	2,019
1.38%, 1/15/13	5,000	5,063

		428,018

Total U.S. Government Obligations (Cost $723,001)		723,001

Investments, at Amortized Cost ($3,303,872)		3,303,872

Total Investments - 90.1% (Cost $3,303,872)(2)		3,303,872

Other Assets less Liabilities - 9.9%		362,123

NET ASSETS - 100.0%		$3,665,995

MONEY MARKET FUNDS     42    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	The cost for federal income tax purposes was $3,303,872.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the U.S. Government Select Money Market Fund’s investments, which are carried at amortized cost, which approximates fair value, as of December 31, 2011:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by U.S. Government Select Money Market Fund	$—	$3,303,872	(1)	$—	$3,303,872

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At December 31, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FRN - Floating Rate Notes

NORTHERN FUNDS QUARTERLY REPORT    43    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND	DECEMBER 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 2.2%
Automobile - 0.1%
Ally Auto Receivables Trust, Series 2010-3, Class A3,
1.11%, 10/15/14	$300	$301
Ally Auto Receivables Trust, Series 2010-3, Class A4,
1.55%, 8/17/15	100	101
Ally Auto Receivables Trust, Series 2011-5, Class A3,
0.99%, 11/15/15	50	50
Ally Auto Receivables Trust, Series 2011-5, Class A4,
1.32%, 7/15/16	50	50
AmeriCredit Automobile Receivables Trust, Series 2010-3, Class A3,
1.14%, 4/8/15	150	150
Chrysler Financial Auto Securitization Trust, Series 2010-A, Class B,
1.65%, 11/8/13	50	50
Chrysler Financial Auto Securitization Trust, Series 2010-A, Class C,
2.00%, 1/8/14	50	50
Ford Credit Auto Owner Trust, Series 2011-A, Class A3,
0.97%, 1/15/15	110	110
Ford Credit Auto Owner Trust, Series 2011-A, Class A4,
1.65%, 5/15/16	65	66
Honda Auto Receivables Owner Trust, Series 2010-3, Class A4,
0.94%, 12/21/16	75	75
Nissan Auto Receivables Owner Trust, Series 2010-A, Class A4,
1.31%, 9/15/16	150	151
Nissan Auto Receivables Owner Trust, Series 2011-B, Class A3,
0.95%, 2/16/16	50	50
Nissan Auto Receivables Owner Trust, Series 2011-B, Class A4,
1.24%, 1/16/18	50	50
USAA Auto Owner Trust, Series 2009-2, Class A4,
2.53%, 7/15/15	200	203

		1,457

Commercial Mortgage- Backed Securities - 2.0%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2004-4, Class A6,
4.88%, 7/10/42	350	373
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class AJ,
5.19%, 9/10/47	325	304
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-2, Class A4,
5.73%, 5/10/45	200	224
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-4, Class A4,
5.63%, 7/10/46	805	891
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-4, Class AM,
5.68%, 7/10/46	400	411
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-6, Class AM,
5.39%, 10/10/45	500	469
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-1, Class A4,
5.45%, 1/15/49	450	489
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2008-1, Class A4,
6.21%, 2/10/51	500	564
Bear Stearns Commercial Mortgage Securities, Series 2003-PWR2, Class A4,
5.19%, 5/11/39	250	262
Bear Stearns Commercial Mortgage Securities, Series 2003-T12, Class A4,
4.68%, 8/13/39	500	520
Bear Stearns Commercial Mortgage Securities, Series 2004-PWR4, Class A3,
5.47%, 6/11/41	500	538
Bear Stearns Commercial Mortgage Securities, Series 2004-T16, Class A6,
4.75%, 2/13/46	100	107
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR8, Class A4,
4.67%, 6/11/41	500	538
Bear Stearns Commercial Mortgage Securities, Series 2006-PW13, Class A4,
5.54%, 9/11/41	660	735
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4,
5.20%, 12/11/38	500	549
Bear Stearns Commercial Mortgage Securities, Series 2006-T24, Class A4,
5.54%, 10/12/41	250	281
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A4,
5.47%, 1/12/45	500	562

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 2.2% continued
Commercial Mortgage-Backed Securities - 2.0% continued
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class A4,
5.74%, 9/11/42	$1,050	$1,208
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class AM,
5.84%, 9/11/42	250	260
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class A2,
3.06%, 12/15/47	200	204
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A3,
5.73%, 3/15/49	240	269
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class AJ,
5.73%, 3/15/49	200	146
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A4,
5.43%, 10/15/49	500	555
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5,
5.62%, 10/15/48	700	767
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class A4,
5.89%, 11/15/44	500	554
Commercial Mortgage Pass Through Certificates, Series 2003-LB1A, Class A2,
4.08%, 6/10/38	625	641
Commercial Mortgage Pass Through Certificates, Series 2004-LB2A, Class A4,
4.72%, 3/10/39	500	525
Commercial Mortgage Pass Through Certificates, Series 2005-C6, Class A5A,
5.12%, 6/10/44	1,000	1,096
Commercial Mortgage Pass Through Certificates, Series 2006-C8, Class A4,
5.31%, 12/10/46	500	542
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-C5, Class A4,
4.90%, 12/15/36	800	836
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class A4,
5.01%, 2/15/38	1,000	1,077
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5, Class A4,
5.10%, 8/15/38	600	657
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C6, Class AJ,
5.23%, 12/15/40	390	369
Credit Suisse Mortgage Capital Certificates, Series 2006-C1, Class A4,
5.42%, 2/15/39	500	553
Credit Suisse Mortgage Capital Certificates, Series 2006-C4, Class A3,
5.47%, 9/15/39	500	532
Credit Suisse Mortgage Capital Certificates, Series 2006-C5, Class A3,
5.31%, 12/15/39	500	534
Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A2,
5.79%, 9/15/39	885	888
DBUBS Mortgage Trust, Series 2011-LC3A, Class A2,
3.64%, 8/10/44	175	184
GE Capital Commercial Mortgage Corp., Series 2005-C2, Class A4,
4.98%, 5/10/43	200	215
Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class A7,
5.32%, 6/10/36	500	533
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4,
4.80%, 8/10/42	500	537
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4,
5.74%, 12/10/49	400	432
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6,
5.40%, 8/10/38	250	268
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A,
4.75%, 7/10/39	200	214
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4,
5.55%, 4/10/38	300	326
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4,
5.79%, 8/10/45	525	570

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 2.2% continued
Commercial Mortgage-Backed Securities - 2.0% continued
GS Mortgage Securities Corp. II, Series 2011-GC5, Class A2,
3.00%, 8/10/44(1)	$125	$128
GS Mortgage Securities Corp. II, Series 2011-GC5, Class A4,
3.71%, 8/10/44(1)	150	157
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2003-C1, Class A1,
4.28%, 1/12/37	11	11
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A4,
4.74%, 7/15/42	300	323
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class AJ,
5.33%, 12/15/44	370	329
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class AJ,
5.87%, 4/15/45	200	155
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9, Class A3,
5.34%, 5/15/47	500	530
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A4,
5.44%, 6/12/47	600	643
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A4,
5.74%, 2/12/49	700	757
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4,
5.82%, 6/15/49	1,063	1,130
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A4,
5.88%, 2/15/51	215	234
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3,
5.42%, 1/15/49	500	541
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C5, Class A3,
4.17%, 8/15/46	200	214
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4,
4.57%, 1/15/31	540	564
LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4,
4.37%, 3/15/36	520	543
LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A5,
5.15%, 4/15/30	1,000	1,074
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class AM,
5.71%, 3/15/39	185	184
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4,
5.37%, 9/15/39	800	887
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A3,
5.35%, 11/15/38	500	535
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3,
5.43%, 2/15/40	500	533
LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2,
6.15%, 4/15/41	500	566
Merrill Lynch Mortgage Trust, Series 2004-KEY2, Class A2,
4.17%, 8/12/39	63	63
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A2,
4.56%, 6/12/43	60	60
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A4,
5.83%, 6/12/50	650	701
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4,
5.49%, 3/12/51	150	158
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-8, Class A3,
5.96%, 8/12/49	500	543
Morgan Stanley Capital I, Series 2003-IQ6, Class A4,
4.97%, 12/15/41	500	528
Morgan Stanley Capital I, Series 2004-HQ4, Class A7,
4.97%, 4/14/40	1,400	1,478

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 2.2% continued
Commercial Mortgage-Backed Securities - 2.0% continued
Morgan Stanley Capital I, Series 2004-T13, Class A4,
4.66%, 9/13/45	$500	$524
Morgan Stanley Capital I, Series 2005-HQ5, Class A4,
5.17%, 1/14/42	500	540
Morgan Stanley Capital I, Series 2005-HQ7, Class A4,
5.20%, 11/14/42	520	572
Morgan Stanley Capital I, Series 2006-IQ11, Class A4,
5.73%, 10/15/42	500	552
Morgan Stanley Capital I, Series 2006-IQ12, Class A4,
5.33%, 12/15/43	505	564
Morgan Stanley Capital I, Series 2006-T21, Class A4,
5.16%, 10/12/52	500	552
Morgan Stanley Capital I, Series 2006-T23, Class A4,
5.81%, 8/12/41	500	571
Morgan Stanley Capital I, Series 2007-T27, Class A4,
5.64%, 6/11/42	500	570
Morgan Stanley Capital I, Series 2011-C3, Class A2,
3.22%, 7/15/49	400	414
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A3,
3.60%, 1/10/45	150	154
Wachovia Bank Commercial Mortgage Trust, Series 2003-C6, Class A4,
5.13%, 8/15/35	500	521
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4,
4.80%, 10/15/41	1,000	1,071
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4,
5.27%, 12/15/44	500	550
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class AM,
5.32%, 12/15/44	250	255
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM,
5.47%, 1/15/45	500	509
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class AM,
5.97%, 6/15/45	450	466
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4,
5.57%, 10/15/48	500	542

		45,805

Credit Card - 0.1%
BA Credit Card Trust, Series 2007-A1, Class A1,
5.17%, 6/15/19	185	216
Citibank Credit Card Issuance Trust, Series 2003-A10, Class A10,
4.75%, 12/10/15	130	140
Citibank Credit Card Issuance Trust, Series 2003-C4, Class C4,
5.00%, 6/10/15	225	235
Citibank Credit Card Issuance Trust, Series 2004-A8, Class A8,
4.90%, 12/12/16	350	389
Citibank Credit Card Issuance Trust, Series 2005-A9, Class A9,
5.10%, 11/20/17	170	194
Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3,
6.15%, 6/15/39	100	138
Citibank Credit Card Issuance Trust, Series 2009-A4, Class A4,
4.90%, 6/23/16	500	549
Discover Card Master Trust, Series 2007-A1, Class A1,
5.65%, 3/16/20	300	359
MBNA Credit Card Master Note Trust, Series 2004-B1, Class B1,
4.45%, 8/15/16	120	127

		2,347

Utilities - 0.0%
CenterPoint Energy Transition Bond Co. LLC, Series 2009-1, Class A1,
1.83%, 2/15/16	143	146
CenterPoint Energy Transition Bond Co. LLC, Series 2009-1, Class A2,
3.46%, 8/15/19	500	545
CenterPoint Energy Transition Bond Co. LLC, Series 2009-1, Class A3,
4.24%, 8/15/23	500	569

FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 2.2% continued
Utilities - 0.0% continued
Entergy Texas Restoration Funding LLC, Series 2009-A, Class A3,
4.38%, 11/1/23	$100	$115

		1,375

Total Asset-Backed Securities (Cost $46,348)		50,984

CORPORATE BONDS - 15.8%
Advertising - 0.0%
Omnicom Group, Inc.,
4.45%, 8/15/20	300	309

Aerospace/Defense - 0.3%
Boeing (The) Co.,
5.13%, 2/15/13	550	577
3.75%, 11/20/16	400	438
6.13%, 2/15/33	135	170
6.63%, 2/15/38	100	139
5.88%, 2/15/40	75	97
General Dynamics Corp.,
4.25%, 5/15/13	235	247
5.38%, 8/15/15	150	171
2.25%, 7/15/16	150	155
Goodrich Corp.,
3.60%, 2/1/21	250	260
L-3 Communications Corp.,
3.95%, 11/15/16	150	151
5.20%, 10/15/19	250	254
4.95%, 2/15/21	40	40
Lockheed Martin Corp.,
7.65%, 5/1/16	100	122
2.13%, 9/15/16	65	65
4.25%, 11/15/19	500	532
8.50%, 12/1/29	75	110
6.15%, 9/1/36	275	315
Northrop Grumman Corp.,
1.85%, 11/15/15	200	199
5.05%, 8/1/19	170	190
5.05%, 11/15/40	250	274
Raytheon Co.,
1.40%, 12/15/14	55	55
1.63%, 10/15/15	350	352
4.40%, 2/15/20	510	560
United Technologies Corp.,
4.88%, 5/1/15	275	309
5.38%, 12/15/17	390	461
4.50%, 4/15/20	450	507
6.05%, 6/1/36	100	127
6.13%, 7/15/38	175	219

		7,096

Agriculture - 0.3%
Altria Group, Inc.,
9.70%, 11/10/18	950	1,278
9.25%, 8/6/19	250	336
4.75%, 5/5/21	225	248
9.95%, 11/10/38	150	228
10.20%, 2/6/39	100	156
Archer-Daniels-Midland Co.,
5.45%, 3/15/18	325	385
4.48%, 3/1/21	150	170
5.38%, 9/15/35	175	206
6.45%, 1/15/38	50	68
5.77%, 3/1/41	130	164
Bunge Ltd. Finance Corp.,
5.35%, 4/15/14	100	105
4.10%, 3/15/16	140	145
8.50%, 6/15/19	60	73
Philip Morris International, Inc.,
4.88%, 5/16/13	90	95
2.50%, 5/16/16	100	103
5.65%, 5/16/18	625	739
4.50%, 3/26/20	250	284
4.13%, 5/17/21	250	274
2.90%, 11/15/21	300	306
6.38%, 5/16/38	280	365
Reynolds American, Inc.,
7.63%, 6/1/16	150	179

		5,907

Airlines - 0.0%
Continental Airlines, Series 2009-2, Class A, Pass Through Trust,
7.25%, 11/10/19	348	370

Apparel - 0.0%
VF Corp.,
3.50%, 9/1/21	150	156
6.00%, 10/15/33	100	122
6.45%, 11/1/37	30	39

		317

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.8% continued
Auto Manufacturers - 0.1%
Daimler Finance N.A. LLC,
6.50%, 11/15/13	$850	$926
8.50%, 1/18/31	175	244

		1,170

Auto Parts & Equipment - 0.0%
Johnson Controls, Inc.,
2.60%, 12/1/16	75	76
5.00%, 3/30/20	155	172
5.70%, 3/1/41	250	282

		530

Banks - 2.7%
American Express Bank FSB,
5.50%, 4/16/13	350	366
Bank of America Corp.,
4.88%, 1/15/13	300	301
4.90%, 5/1/13	350	350
5.38%, 6/15/14	50	50
5.13%, 11/15/14	400	398
4.50%, 4/1/15	65	63
4.75%, 8/1/15	325	313
3.63%, 3/17/16	185	171
5.75%, 8/15/16	100	93
5.63%, 10/14/16	200	192
6.00%, 9/1/17	250	244
5.75%, 12/1/17	865	817
5.65%, 5/1/18	450	429
7.63%, 6/1/19	540	558
5.88%, 1/5/21	440	419
5.00%, 5/13/21	400	364
6.50%, 9/15/37	775	635
Bank of America N.A.,
5.30%, 3/15/17	1,075	970
6.00%, 10/15/36	250	208
Bank of New York Mellon (The) Corp.,
4.50%, 4/1/13	120	125
4.30%, 5/15/14	200	215
2.95%, 6/18/15	200	207
2.30%, 7/28/16	150	150
5.50%, 12/1/17	100	112
5.45%, 5/15/19	75	85
3.55%, 9/23/21	205	208
Bank One Corp.,
7.75%, 7/15/25	54	61
BB&T Capital Trust II,
6.75%, 6/7/36	75	74
BB&T Corp.,
5.20%, 12/23/15	600	642
3.95%, 4/29/16	250	269
Capital One Capital V,
10.25%, 8/15/39	350	363
Capital One Financial Corp.,
7.38%, 5/23/14	775	851
5.50%, 6/1/15	250	271
3.15%, 7/15/16	195	196
Citigroup, Inc.,
5.50%, 4/11/13	1,000	1,021
6.50%, 8/19/13	100	104
5.13%, 5/5/14	200	205
6.38%, 8/12/14	500	525
5.00%, 9/15/14	1,300	1,287
5.30%, 1/7/16	800	829
3.95%, 6/15/16	1,000	997
5.50%, 2/15/17	225	227
6.00%, 8/15/17	100	105
6.13%, 11/21/17	1,075	1,147
6.13%, 5/15/18	350	372
8.50%, 5/22/19	500	589
4.50%, 1/14/22	170	164
6.63%, 6/15/32	100	93
6.00%, 10/31/33	350	300
6.88%, 3/5/38	900	989
8.13%, 7/15/39	360	441
Fifth Third Bancorp,
6.25%, 5/1/13	100	105
5.45%, 1/15/17	75	79
8.25%, 3/1/38	275	337
FleetBoston Financial Corp.,
6.88%, 1/15/28	100	90
Goldman Sachs Group (The), Inc.,
4.75%, 7/15/13	350	355
5.25%, 10/15/13	150	153
6.00%, 5/1/14	650	675
5.50%, 11/15/14	150	155
5.13%, 1/15/15	500	511
5.35%, 1/15/16	1,100	1,128
3.63%, 2/7/16	220	213

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.8% continued
Banks - 2.7% continued
5.75%, 10/1/16	$250	$259
5.63%, 1/15/17	300	294
6.25%, 9/1/17	300	314
5.95%, 1/18/18	835	855
6.15%, 4/1/18	815	841
5.38%, 3/15/20	1,295	1,278
5.25%, 7/27/21	540	527
5.95%, 1/15/27	150	141
6.75%, 10/1/37	1,165	1,084
6.25%, 2/1/41	300	294
HSBC Bank USA N.A.,
4.63%, 4/1/14	425	434
4.88%, 8/24/20	300	278
7.00%, 1/15/39	350	379
JPMorgan Chase & Co.,
5.75%, 1/2/13	325	337
4.75%, 5/1/13	275	287
5.13%, 9/15/14	1,100	1,160
5.25%, 5/1/15	350	371
5.15%, 10/1/15	1,050	1,114
3.15%, 7/5/16	685	688
6.13%, 6/27/17	100	110
6.00%, 1/15/18	1,610	1,796
4.95%, 3/25/20	375	399
4.40%, 7/22/20	300	306
4.63%, 5/10/21	250	259
4.35%, 8/15/21	615	621
6.40%, 5/15/38	554	643
5.60%, 7/15/41	300	314
5.40%, 1/6/42	100	104
JPMorgan Chase Bank N.A.,
5.88%, 6/13/16	200	216
6.00%, 10/1/17	650	699
KeyBank N.A.,
5.80%, 7/1/14	250	267
5.45%, 3/3/16	100	108
KeyCorp,
3.75%, 8/13/15	250	259
5.10%, 3/24/21	25	26
M&I Marshall & Ilsley Bank,
4.85%, 6/16/15	130	137
Manufacturers & Traders Trust Co.,
6.63%, 12/4/17	250	288
Mellon Funding Corp.,
5.00%, 12/1/14	100	108
Morgan Stanley,
5.30%, 3/1/13	250	253
4.75%, 4/1/14	1,300	1,281
4.20%, 11/20/14	280	270
4.10%, 1/26/15	500	475
6.00%, 4/28/15	2,025	2,028
5.38%, 10/15/15	200	195
3.80%, 4/29/16	350	322
5.45%, 1/9/17	325	313
6.25%, 8/28/17	350	343
5.95%, 12/28/17	175	167
6.63%, 4/1/18	850	839
7.30%, 5/13/19	645	657
5.63%, 9/23/19	475	440
5.50%, 7/28/21	565	522
6.25%, 8/9/26	100	92
National City Corp.,
4.90%, 1/15/15	200	216
PNC Bank N.A.,
4.88%, 9/21/17	100	106
PNC Funding Corp.,
4.25%, 9/21/15	250	268
2.70%, 9/19/16	60	61
6.70%, 6/10/19	600	732
4.38%, 8/11/20	500	541
State Street Corp.,
4.30%, 5/30/14	345	369
SunTrust Bank,
7.25%, 3/15/18	125	142
SunTrust Banks, Inc.,
3.60%, 4/15/16	100	102
U.S. Bancorp,
2.00%, 6/14/13	200	203
1.38%, 9/13/13	300	302
1.13%, 10/30/13	70	70
3.15%, 3/4/15	215	225
2.45%, 7/27/15	70	72
2.20%, 11/15/16	75	76
4.13%, 5/24/21	200	222
U.S. Bank N.A.,
6.30%, 2/4/14	300	329

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.8% continued
Banks - 2.7% continued
4.95%, 10/30/14	$250	$272
4.80%, 4/15/15	100	109
Wachovia Bank N.A.,
5.85%, 2/1/37	250	262
6.60%, 1/15/38	300	340
Wachovia Corp.,
5.50%, 5/1/13	525	554
4.88%, 2/15/14	250	261
5.25%, 8/1/14	150	158
5.63%, 10/15/16	550	599
5.75%, 6/15/17	350	395
5.75%, 2/1/18	600	682
Wells Fargo & Co.,
4.38%, 1/31/13	1,030	1,064
4.95%, 10/16/13	700	735
4.63%, 4/15/14	415	432
5.00%, 11/15/14	100	107
3.63%, 4/15/15	250	262
5.13%, 9/15/16	475	511
2.63%, 12/15/16	250	250
5.63%, 12/11/17	445	507
4.60%, 4/1/21	500	548
5.38%, 2/7/35	125	134
Wells Fargo Bank N.A.,
4.75%, 2/9/15	250	261
Wells Fargo Capital X,
5.95%, 12/15/36	100	100

		62,337

Beverages - 0.4%
Anheuser-Busch Cos., Inc.,
4.95%, 1/15/14	175	189
5.50%, 1/15/18	375	433
5.95%, 1/15/33	100	120
6.45%, 9/1/37	50	67
Anheuser-Busch InBev Worldwide, Inc.,
2.50%, 3/26/13	100	102
1.50%, 7/14/14	85	86
4.13%, 1/15/15	500	539
2.88%, 2/15/16	75	79
5.38%, 1/15/20	450	528
8.20%, 1/15/39	1,000	1,577
Beam, Inc.,
5.38%, 1/15/16	86	94
Bottling Group LLC,
5.50%, 4/1/16	675	782
Coca-Cola (The) Co.,
1.80%, 9/1/16	65	66
3.15%, 11/15/20	1,115	1,170
Coca-Cola Enterprises, Inc.,
1.13%, 11/12/13	250	251
Coca-Cola Refreshments USA, Inc.,
7.38%, 3/3/14	125	142
Dr Pepper Snapple Group, Inc.,
2.90%, 1/15/16	135	140
2.60%, 1/15/19	80	79
PepsiAmericas, Inc.,
4.88%, 1/15/15	50	55
PepsiCo, Inc.,
4.65%, 2/15/13	140	146
0.80%, 8/25/14	85	85
3.10%, 1/15/15	450	477
2.50%, 5/10/16	200	208
5.00%, 6/1/18	650	755
4.50%, 1/15/20	300	340
4.88%, 11/1/40	165	191

		8,701

Biotechnology - 0.1%
Amgen, Inc.,
4.85%, 11/18/14	175	190
2.30%, 6/15/16	100	101
2.50%, 11/15/16	250	253
5.85%, 6/1/17	375	431
4.50%, 3/15/20	165	174
3.88%, 11/15/21	250	252
6.38%, 6/1/37	100	116
6.40%, 2/1/39	100	118
5.75%, 3/15/40	500	545
5.15%, 11/15/41	500	518
5.65%, 6/15/42	100	109
Genentech, Inc.,
4.75%, 7/15/15	150	167
Gilead Sciences, Inc.,
3.05%, 12/1/16	100	102
5.65%, 12/1/41	80	88
Life Technologies Corp.,
3.50%, 1/15/16	250	251

		3,415

FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.8% continued
Building Materials - 0.0%
CRH America, Inc.,
6.00%, 9/30/16	$100	$107
Martin Marietta Materials, Inc.,
6.60%, 4/15/18	100	105

		212

Chemicals - 0.3%
Air Products & Chemicals, Inc.,
2.00%, 8/2/16	145	149
Dow Chemical (The) Co.,
7.60%, 5/15/14	1,000	1,131
5.70%, 5/15/18	100	111
4.13%, 11/15/21	200	205
7.38%, 11/1/29	100	127
9.40%, 5/15/39	300	451
5.25%, 11/15/41	150	158
E.I. Du Pont de Nemours & Co.,
5.00%, 1/15/13	16	17
1.75%, 3/25/14	200	204
3.25%, 1/15/15	350	373
5.25%, 12/15/16	400	467
6.00%, 7/15/18	615	752
6.50%, 1/15/28	100	129
Ecolab, Inc.,
3.00%, 12/8/16	175	181
5.50%, 12/8/41	55	61
Lubrizol Corp.,
6.50%, 10/1/34	50	64
Monsanto Co.,
2.75%, 4/15/16	50	52
5.13%, 4/15/18	240	278
5.50%, 8/15/25	50	60
Mosaic (The) Co.,
4.88%, 11/15/41	100	103
PPG Industries, Inc.,
1.90%, 1/15/16	50	50
6.65%, 3/15/18	220	266
7.70%, 3/15/38	50	73
Praxair, Inc.,
3.95%, 6/1/13	275	288
4.50%, 8/15/19	400	457
4.05%, 3/15/21	100	111
Rohm & Haas Co.,
6.00%, 9/15/17	250	284
Sherwin-Williams (The) Co.,
3.13%, 12/15/14	300	316

		6,918

Commercial Services - 0.1%
Board of Trustees of The Leland Stanford Junior University,
4.75%, 5/1/19	200	233
Massachusetts Institute of Technology,
5.60%, 7/1/11(2)	140	193
Trustees of Dartmouth College,
4.75%, 6/1/19	170	197
Vanderbilt University,
5.25%, 4/1/19	100	118
Western Union (The) Co.,
5.93%, 10/1/16	355	400
6.20%, 11/17/36	50	53
6.20%, 6/21/40	70	75

		1,269

Computers - 0.4%
Computer Sciences Corp.,
5.50%, 3/15/13	250	249
Dell, Inc.,
2.30%, 9/10/15	350	358
3.10%, 4/1/16	150	159
5.65%, 4/15/18	180	209
5.88%, 6/15/19	100	117
6.50%, 4/15/38	50	64
Hewlett-Packard Co.,
4.50%, 3/1/13	850	874
6.13%, 3/1/14	1,000	1,078
1.55%, 5/30/14	125	123
4.75%, 6/2/14	700	739
2.13%, 9/13/15	200	197
2.20%, 12/1/15	250	244
3.00%, 9/15/16	500	504
3.30%, 12/9/16	150	153
6.00%, 9/15/41	500	553
International Business Machines Corp.,
1.00%, 8/5/13	550	554
1.25%, 5/12/14	100	101
1.95%, 7/22/16	100	103
5.70%, 9/14/17	1,450	1,756
8.38%, 11/1/19	50	71

NORTHERN FUNDS QUARTERLY REPORT    9    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.8% continued
Computers - 0.4% continued
2.90%, 11/1/21	$200	$206
6.50%, 1/15/28	100	133
5.60%, 11/30/39	275	353

		8,898

Cosmetics/Personal Care - 0.1%
Avon Products, Inc.,
4.80%, 3/1/13	175	180
Colgate-Palmolive Co.,
1.30%, 1/15/17	250	248
Estee Lauder (The) Cos., Inc.,
6.00%, 5/15/37	100	129
Procter & Gamble (The) Co.,
4.85%, 12/15/15	1,208	1,381
1.45%, 8/15/16	50	51
4.70%, 2/15/19	200	236
5.80%, 8/15/34	100	132
5.55%, 3/5/37	50	66

		2,423

Diversified Financial Services - 1.4%
American Express Co.,
4.88%, 7/15/13	675	706
6.15%, 8/28/17	800	915
7.00%, 3/19/18	300	362
8.13%, 5/20/19	550	711
8.15%, 3/19/38	170	252
American Express Credit Corp.,
5.88%, 5/2/13	100	105
2.80%, 9/19/16	250	251
Ameriprise Financial, Inc.,
7.30%, 6/28/19	75	90
5.30%, 3/15/20	95	102
Bear Stearns (The) Cos. LLC,
5.30%, 10/30/15	850	914
5.55%, 1/22/17	50	53
6.40%, 10/2/17	150	168
7.25%, 2/1/18	535	627
BlackRock, Inc.,
3.50%, 12/10/14	275	294
5.00%, 12/10/19	130	142
4.25%, 5/24/21	150	157
Boeing Capital Corp.,
2.13%, 8/15/16	125	128
Caterpillar Financial Services Corp.,
4.25%, 2/8/13	450	468
6.13%, 2/17/14	100	111
4.75%, 2/17/15	275	304
2.65%, 4/1/16	150	156
5.85%, 9/1/17	592	705
5.45%, 4/15/18	300	351
Charles Schwab (The) Corp.,
4.95%, 6/1/14	120	130
4.45%, 7/22/20	250	264
Credit Suisse USA, Inc.,
5.50%, 8/15/13	450	469
4.88%, 1/15/15	375	392
5.38%, 3/2/16	75	79
7.13%, 7/15/32	250	296
General Electric Capital Corp.,
2.80%, 1/8/13	100	102
5.45%, 1/15/13	1,725	1,805
2.10%, 1/7/14	300	304
5.90%, 5/13/14	370	405
3.75%, 11/14/14	750	791
4.88%, 3/4/15	350	380
5.00%, 1/8/16	100	109
2.95%, 5/9/16	200	206
5.63%, 9/15/17	1,175	1,300
5.63%, 5/1/18	2,575	2,884
5.50%, 1/8/20	200	220
4.63%, 1/7/21	1,400	1,452
4.65%, 10/17/21	1,000	1,044
6.75%, 3/15/32	150	176
6.15%, 8/7/37	150	164
5.88%, 1/14/38	600	636
6.88%, 1/10/39	550	659
Goldman Sachs Capital II,
5.79%, 6/1/43	100	61
HSBC Finance Corp.,
4.75%, 7/15/13	325	332
5.50%, 1/19/16	650	665
Jefferies Group, Inc.,
8.50%, 7/15/19	50	51
John Deere Capital Corp.,
5.10%, 1/15/13	125	131
2.95%, 3/9/15	350	369
2.25%, 6/7/16	250	257

FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.8% continued
Diversified Financial Services - 1.4% continued
1.85%, 9/15/16	$200	$202
2.00%, 1/13/17	115	117
5.75%, 9/10/18	200	242
JPMorgan Chase Capital XXVII,
7.00%, 11/1/39	420	423
Lehman Brothers Holdings Capital Trust VII,
5.86%, 5/31/12(3) *	50	—
Merrill Lynch & Co., Inc.,
5.45%, 2/5/13	425	428
6.15%, 4/25/13	705	712
5.45%, 7/15/14	330	327
6.05%, 5/16/16	500	471
5.70%, 5/2/17	150	138
6.40%, 8/28/17	200	194
6.88%, 4/25/18	505	498
6.88%, 11/15/18	275	265
6.11%, 1/29/37	150	116
7.75%, 5/14/38	175	166
National Rural Utilities Cooperative Finance Corp.,
5.50%, 7/1/13	300	321
1.90%, 11/1/15	250	251
5.45%, 2/1/18	300	345
8.00%, 3/1/32	50	70
SLM Corp.,
5.00%, 10/1/13	650	650
Toyota Motor Credit Corp.,
1.38%, 8/12/13	500	505
1.25%, 11/17/14	150	151
2.80%, 1/11/16	300	310
2.00%, 9/15/16	165	167
4.50%, 6/17/20	300	327

		31,601

Electric - 1.5%
AEP Texas Central Transition Funding LLC,
5.09%, 7/1/15	170	186
Alabama Power Co.,
6.13%, 5/15/38	50	67
American Electric Power Co., Inc.,
5.25%, 6/1/15	300	328
Appalachian Power Co.,
4.60%, 3/30/21	250	274
7.00%, 4/1/38	75	101
Baltimore Gas & Electric Co.,
3.50%, 11/15/21	275	280
Carolina Power & Light Co.,
5.13%, 9/15/13	540	579
3.00%, 9/15/21	150	154
CenterPoint Energy Houston Electric LLC,
5.70%, 3/15/13	150	157
7.00%, 3/1/14	200	225
Cleveland Electric Illuminating (The) Co.,
5.70%, 4/1/17	250	275
Commonwealth Edison Co.,
5.95%, 8/15/16	125	146
1.95%, 9/1/16	100	100
6.15%, 9/15/17	225	267
5.80%, 3/15/18	300	354
4.00%, 8/1/20	410	442
6.45%, 1/15/38	200	264
Consolidated Edison Co. of New York, Inc.,
4.88%, 2/1/13	350	364
4.45%, 6/15/20	250	283
5.30%, 3/1/35	150	175
5.85%, 3/15/36	100	126
6.20%, 6/15/36	200	260
6.75%, 4/1/38	100	140
5.50%, 12/1/39	85	104
Constellation Energy Group, Inc.,
4.55%, 6/15/15	100	106
7.60%, 4/1/32	100	129
Consumers Energy Co.,
5.50%, 8/15/16	125	144
6.13%, 3/15/19	200	243
Detroit Edison (The) Co.,
5.60%, 6/15/18	125	151
5.70%, 10/1/37	50	62
Dominion Resources, Inc.,
5.15%, 7/15/15	50	56
1.95%, 8/15/16	100	100
6.00%, 11/30/17	100	118
6.40%, 6/15/18	20	24
5.25%, 8/1/33	250	274
5.95%, 6/15/35	250	298
7.00%, 6/15/38	20	27
4.90%, 8/1/41	35	38

NORTHERN FUNDS QUARTERLY REPORT    11    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.8% continued
Electric - 1.5% continued
DTE Energy Co.,
6.38%, 4/15/33	$50	$61
Duke Energy Carolinas LLC,
5.30%, 10/1/15	100	114
1.75%, 12/15/16	70	71
5.25%, 1/15/18	200	236
5.10%, 4/15/18	65	76
3.90%, 6/15/21	50	55
6.45%, 10/15/32	106	136
6.10%, 6/1/37	150	191
6.00%, 1/15/38	35	45
6.05%, 4/15/38	175	229
5.30%, 2/15/40	400	486
Duke Energy Corp.,
6.25%, 6/15/18	100	119
Duke Energy Indiana, Inc.,
5.00%, 9/15/13	350	370
6.45%, 4/1/39	250	335
Duke Energy Ohio, Inc.,
2.10%, 6/15/13	245	249
Entergy Louisiana LLC,
6.50%, 9/1/18	100	121
5.40%, 11/1/24	150	171
Entergy Texas, Inc.,
7.13%, 2/1/19	250	305
Exelon Corp.,
5.63%, 6/15/35	75	81
Exelon Generation Co. LLC,
5.20%, 10/1/19	225	247
FirstEnergy Corp.,
7.38%, 11/15/31	250	307
FirstEnergy Solutions Corp.,
6.80%, 8/15/39	380	425
Florida Power & Light Co.,
5.55%, 11/1/17	225	271
5.65%, 2/1/37	350	440
5.95%, 2/1/38	150	197
5.69%, 3/1/40	400	512
4.13%, 2/1/42	250	258
Florida Power Corp.,
5.80%, 9/15/17	50	60
5.65%, 6/15/18	225	269
3.10%, 8/15/21	25	26
6.35%, 9/15/37	50	67
6.40%, 6/15/38	285	387
Georgia Power Co.,
4.25%, 12/1/19	500	558
Kansas City Power & Light Co.,
5.30%, 10/1/41	50	54
Metropolitan Edison Co.,
4.88%, 4/1/14	200	212
MidAmerican Energy Co.,
5.30%, 3/15/18	500	584
Midamerican Energy Holdings Co.,
6.13%, 4/1/36	350	418
6.50%, 9/15/37	200	251
Midamerican Funding LLC,
6.93%, 3/1/29	50	62
National Fuel Gas Co.,
4.90%, 12/1/21	150	154
Nevada Power Co.,
6.65%, 4/1/36	100	134
5.45%, 5/15/41	35	42
NextEra Energy Capital Holdings, Inc.,
5.35%, 6/15/13	75	79
6.65%, 6/15/67	25	25
Nisource Finance Corp.,
6.15%, 3/1/13	16	17
5.25%, 9/15/17	450	497
5.45%, 9/15/20	200	222
4.45%, 12/1/21	165	169
5.95%, 6/15/41	100	107
Northern States Power Co.,
5.25%, 3/1/18	125	149
6.25%, 6/1/36	100	138
5.35%, 11/1/39	65	81
NSTAR Electric Co.,
4.88%, 4/15/14	200	216
Oglethorpe Power Corp.,
5.38%, 11/1/40	150	177
Ohio Power Co.,
5.50%, 2/15/13	50	52
6.60%, 2/15/33	100	128
Oncor Electric Delivery Co. LLC,
6.80%, 9/1/18	225	274
7.25%, 1/15/33	200	269
7.50%, 9/1/38	145	205

FIXED INCOME FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.8% continued
Electric - 1.5% continued
Pacific Gas & Electric Co.,
4.80%, 3/1/14	$225	$242
5.63%, 11/30/17	660	781
4.25%, 5/15/21	150	164
3.25%, 9/15/21	45	46
6.05%, 3/1/34	450	557
5.80%, 3/1/37	100	122
5.40%, 1/15/40	160	186
PacifiCorp,
3.85%, 6/15/21	600	651
6.25%, 10/15/37	275	362
6.00%, 1/15/39	60	77
Peco Energy Co.,
5.35%, 3/1/18	25	30
Pennsylvania Electric Co.,
6.05%, 9/1/17	300	343
PPL Electric Utilities Corp.,
3.00%, 9/15/21	250	253
6.25%, 5/15/39	125	169
5.20%, 7/15/41	35	42
PPL Energy Supply LLC,
5.40%, 8/15/14	250	270
6.50%, 5/1/18	100	114
Progress Energy, Inc.,
7.75%, 3/1/31	50	71
6.00%, 12/1/39	450	564
PSEG Power LLC,
2.50%, 4/15/13	100	102
5.50%, 12/1/15	175	194
2.75%, 9/15/16	35	35
Public Service Co. of Colorado,
4.88%, 3/1/13	325	340
Public Service Co. of Oklahoma,
4.40%, 2/1/21	50	54
6.63%, 11/15/37	125	159
Public Service Electric & Gas Co.,
5.30%, 5/1/18	575	681
5.38%, 11/1/39	250	309
Puget Sound Energy, Inc.,
5.48%, 6/1/35	25	29
6.27%, 3/15/37	75	97
5.80%, 3/15/40	250	310
5.64%, 4/15/41	80	97
San Diego Gas & Electric Co.,
3.00%, 8/15/21	65	67
6.13%, 9/15/37	50	69
4.50%, 8/15/40	150	168
3.95%, 11/15/41	100	102
SCANA Corp.,
4.75%, 5/15/21	75	79
Sierra Pacific Power Co.,
5.45%, 9/1/13	275	293
6.00%, 5/15/16	250	290
South Carolina Electric & Gas Co.,
5.25%, 11/1/18	116	136
6.05%, 1/15/38	265	344
Southern (The) Co.,
2.38%, 9/15/15	250	256
1.95%, 9/1/16	200	202
Southern California Edison Co.,
5.00%, 1/15/14	150	162
5.50%, 8/15/18	100	120
3.88%, 6/1/21	150	166
6.65%, 4/1/29	300	395
6.00%, 1/15/34	100	129
5.55%, 1/15/37	125	154
5.95%, 2/1/38	100	130
6.05%, 3/15/39	50	66
5.50%, 3/15/40	150	187
Southern Power Co.,
4.88%, 7/15/15	150	164
5.15%, 9/15/41	500	530
Southwestern Electric Power Co.,
5.88%, 3/1/18	400	458
6.20%, 3/15/40	200	244
Southwestern Public Service Co.,
6.00%, 10/1/36	100	116
Union Electric Co.,
6.40%, 6/15/17	400	478
Virginia Electric and Power Co.,
5.40%, 4/30/18	425	507
6.00%, 1/15/36	50	63
8.88%, 11/15/38	300	496
Wisconsin Electric Power Co.,
5.70%, 12/1/36	150	194
Xcel Energy, Inc.,
4.70%, 5/15/20	100	113

NORTHERN FUNDS QUARTERLY REPORT    13    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.8% continued
Electric - 1.5% continued
6.50%, 7/1/36	$100	$128

		34,069

Electrical Components & Equipment - 0.0%
Emerson Electric Co.,
4.75%, 10/15/15	100	112
5.38%, 10/15/17	100	118
5.25%, 10/15/18	325	384
6.00%, 8/15/32	25	32
6.13%, 4/15/39	50	68

		714

Electronics - 0.1%
Agilent Technologies, Inc.,
5.50%, 9/14/15	700	772
Honeywell International, Inc.,
5.30%, 3/15/17	200	232
5.30%, 3/1/18	290	342
5.70%, 3/15/36	720	891
5.70%, 3/15/37	125	157
Thermo Fisher Scientific, Inc.,
3.20%, 5/1/15	320	338
2.25%, 8/15/16	100	102
3.60%, 8/15/21	250	261

		3,095

Environmental Control - 0.1%
Republic Services, Inc.,
3.80%, 5/15/18	165	171
5.50%, 9/15/19	120	138
5.00%, 3/1/20	400	449
5.25%, 11/15/21	500	567
Waste Management, Inc.,
5.00%, 3/15/14	100	107
2.60%, 9/1/16	35	36
6.10%, 3/15/18	250	295
7.10%, 8/1/26	125	160
6.13%, 11/30/39	400	491

		2,414

Food - 0.4%
Campbell Soup Co.,
4.25%, 4/15/21	150	167
ConAgra Foods, Inc.,
7.00%, 4/15/19	300	353
7.00%, 10/1/28	100	115
General Mills, Inc.,
1.55%, 5/16/14	100	101
5.20%, 3/17/15	500	557
3.15%, 12/15/21	250	253
5.40%, 6/15/40	70	82
H.J. Heinz Co.,
5.35%, 7/15/13	200	214
H.J. Heinz Finance Co.,
6.75%, 3/15/32	50	64
Hershey (The) Co.,
1.50%, 11/1/16	250	250
Kellogg Co.,
1.88%, 11/17/16	55	55
3.25%, 5/21/18	130	137
4.15%, 11/15/19	335	362
7.45%, 4/1/31	100	136
Kraft Foods, Inc.,
2.63%, 5/8/13	480	490
5.25%, 10/1/13	125	133
6.50%, 8/11/17	150	178
6.13%, 2/1/18	815	955
6.13%, 8/23/18	50	59
5.38%, 2/10/20	500	577
6.50%, 11/1/31	150	187
7.00%, 8/11/37	100	134
6.88%, 2/1/38	100	132
6.88%, 1/26/39	100	133
6.50%, 2/9/40	350	455
Kroger (The) Co.,
5.50%, 2/1/13	175	183
3.90%, 10/1/15	80	86
6.15%, 1/15/20	25	30
7.50%, 4/1/31	200	261
6.90%, 4/15/38	100	129
Safeway, Inc.,
3.40%, 12/1/16	165	169
6.35%, 8/15/17	275	312
5.00%, 8/15/19	385	411
3.95%, 8/15/20	350	346
Sara Lee Corp.,
3.88%, 6/15/13	200	207
Sysco Corp.,
6.63%, 3/17/39	200	288

FIXED INCOME FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.8% continued
Food - 0.4% continued
Unilever Capital Corp.,
4.25%, 2/10/21	$250	$285
5.90%, 11/15/32	125	164

		9,150

Forest Products & Paper - 0.1%
Georgia-Pacific LLC,
7.75%, 11/15/29	500	629
International Paper Co.,
5.30%, 4/1/15	100	108
7.95%, 6/15/18	325	396
7.50%, 8/15/21	350	432
4.75%, 2/15/22	125	133
7.30%, 11/15/39	45	55
6.00%, 11/15/41	250	271

		2,024

Gas - 0.1%
AGL Capital Corp.,
3.50%, 9/15/21	150	150
5.88%, 3/15/41	100	118
CenterPoint Energy, Inc.,
6.50%, 5/1/18	40	47
KeySpan Corp.,
5.80%, 4/1/35	175	209
Sempra Energy,
2.00%, 3/15/14	200	203
6.15%, 6/15/18	400	471
Southern California Gas Co.,
5.75%, 11/15/35	150	192
Southern Union Co.,
8.25%, 11/15/29	25	30

		1,420

Hand/Machine Tools - 0.0%
Stanley Black & Decker, Inc.,
3.40%, 12/1/21	265	270

Healthcare - Products - 0.1%
Baxter International, Inc.,
1.80%, 3/15/13	80	81
4.63%, 3/15/15	100	110
1.85%, 1/15/17	100	101
5.38%, 6/1/18	225	264
6.25%, 12/1/37	30	40
Becton, Dickinson and Co.,
1.75%, 11/8/16	250	252
3.25%, 11/12/20	230	238
5.00%, 11/12/40	150	167
Medtronic, Inc.,
3.00%, 3/15/15	250	264
4.75%, 9/15/15	200	224
4.13%, 3/15/21	500	550
6.50%, 3/15/39	100	138
St. Jude Medical, Inc.,
2.50%, 1/15/16	150	155
Stryker Corp.,
2.00%, 9/30/16	125	128
Zimmer Holdings, Inc.,
3.38%, 11/30/21	250	252

		2,964

Healthcare - Services - 0.2%
Aetna, Inc.,
3.95%, 9/1/20	375	388
4.13%, 6/1/21	250	261
6.75%, 12/15/37	150	188
Cigna Corp.,
4.00%, 2/15/22	335	332
Quest Diagnostics, Inc.,
6.40%, 7/1/17	100	118
4.75%, 1/30/20	340	363
5.75%, 1/30/40	85	92
UnitedHealth Group, Inc.,
5.00%, 8/15/14	6	7
1.88%, 11/15/16	125	125
4.70%, 2/15/21	300	337
5.80%, 3/15/36	250	299
6.63%, 11/15/37	350	449
6.88%, 2/15/38	100	134
5.70%, 10/15/40	135	162
WellPoint, Inc.,
5.25%, 1/15/16	150	168
2.38%, 2/15/17	200	199
5.88%, 6/15/17	350	403
5.85%, 1/15/36	600	702

		4,727

Home Furnishings - 0.0%
Whirlpool Corp.,
5.50%, 3/1/13	250	260

NORTHERN FUNDS QUARTERLY REPORT    15    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.8% continued
Household Products/Wares - 0.1%
Clorox (The) Co.,
5.00%, 3/1/13	$350	$365
5.00%, 1/15/15	75	81
5.95%, 10/15/17	25	29
Kimberly-Clark Corp.,
5.00%, 8/15/13	100	107
6.13%, 8/1/17	50	61
6.25%, 7/15/18	150	186
6.63%, 8/1/37	350	497

		1,326

Housewares - 0.0%
Newell Rubbermaid, Inc.,
4.70%, 8/15/20	350	370

Insurance - 0.9%
ACE INA Holdings, Inc.,
5.90%, 6/15/19	355	424
6.70%, 5/15/36	50	65
Aflac, Inc.,
8.50%, 5/15/19	1,000	1,226
6.90%, 12/17/39	80	89
Allstate (The) Corp.,
5.55%, 5/9/35	50	54
6.13%, 5/15/37	100	91
6.50%, 5/15/57	225	203
Allstate Life Global Funding Trusts,
5.38%, 4/30/13	1,000	1,056
American International Group, Inc.,
4.25%, 9/15/14	250	243
5.05%, 10/1/15	100	97
5.85%, 1/16/18	225	220
8.25%, 8/15/18	150	159
6.25%, 5/1/36	100	90
8.18%, 5/15/58	440	392
Aon Corp.,
5.00%, 9/30/20	350	386
Berkshire Hathaway Finance Corp.,
4.63%, 10/15/13	250	266
4.85%, 1/15/15	575	637
5.40%, 5/15/18	300	350
5.75%, 1/15/40	255	303
Berkshire Hathaway, Inc.,
3.20%, 2/11/15	500	530
Chubb (The) Corp.,
5.75%, 5/15/18	325	382
6.00%, 5/11/37	50	60
6.50%, 5/15/38	85	109
CNA Financial Corp.,
5.85%, 12/15/14	290	306
Genworth Financial, Inc.,
5.75%, 6/15/14	175	173
6.52%, 5/22/18	50	46
7.20%, 2/15/21	500	456
Hartford Financial Services Group, Inc.,
4.63%, 7/15/13	75	76
5.38%, 3/15/17	150	151
5.50%, 3/30/20	250	254
5.95%, 10/15/36	75	70
Lincoln National Corp.,
6.15%, 4/7/36	150	151
6.30%, 10/9/37	100	103
7.00%, 5/17/66	1,000	902
Marsh & McLennan Cos., Inc.,
5.75%, 9/15/15	236	261
MetLife, Inc.,
2.38%, 2/6/14	450	456
5.00%, 6/15/15	825	899
6.75%, 6/1/16	170	196
5.70%, 6/15/35	700	781
6.40%, 12/15/36	150	142
Principal Life Income Funding Trusts,
5.30%, 4/24/13	150	157
5.10%, 4/15/14	231	244
Progressive (The) Corp.,
3.75%, 8/23/21	80	83
Protective Life Corp.,
7.38%, 10/15/19	300	333
8.45%, 10/15/39	200	229
Prudential Financial, Inc.,
4.50%, 7/15/13	125	130
5.10%, 9/20/14	40	43
3.88%, 1/14/15	200	207
6.00%, 12/1/17	425	473
7.38%, 6/15/19	500	591
5.38%, 6/21/20	175	187
4.50%, 11/16/21	250	252
5.75%, 7/15/33	50	50
6.63%, 12/1/37	200	219
6.20%, 11/15/40	75	78

FIXED INCOME FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.8% continued
Insurance - 0.9% continued
Reinsurance Group of America, Inc.,
6.45%, 11/15/19	$1,000	$1,123
Swiss Re Solutions Holding Corp.,
6.45%, 3/1/19	575	644
Travelers (The) Cos., Inc.,
5.50%, 12/1/15	150	168
5.80%, 5/15/18	375	441
6.25%, 6/15/37	375	466
5.35%, 11/1/40	25	29
Travelers Property Casualty Corp.,
5.00%, 3/15/13	100	104
Willis North America, Inc.,
6.20%, 3/28/17	1,000	1,099

		20,205

Internet - 0.0%
eBay, Inc.,
1.63%, 10/15/15	250	252
Google, Inc.,
1.25%, 5/19/14	360	365
3.63%, 5/19/21	250	273

		890

Iron/Steel - 0.0%
Allegheny Technologies, Inc.,
5.95%, 1/15/21	25	27
Cliffs Natural Resources, Inc.,
6.25%, 10/1/40	200	197
Nucor Corp.,
5.85%, 6/1/18	200	239
6.40%, 12/1/37	150	198

		661

Lodging - 0.0%
Marriott International, Inc.,
5.63%, 2/15/13	200	209

Machinery - Construction & Mining - 0.1%
Caterpillar, Inc.,
1.38%, 5/27/14	400	405
5.70%, 8/15/16	50	59
3.90%, 5/27/21	500	549
7.30%, 5/1/31	25	36
6.05%, 8/15/36	50	65
5.20%, 5/27/41	200	239

		1,353

Machinery - Diversified - 0.0%
Deere & Co.,
6.95%, 4/25/14	175	199
8.10%, 5/15/30	100	151
IDEX Corp.,
4.20%, 12/15/21	200	203
Rockwell Automation, Inc.,
6.25%, 12/1/37	150	193

		746

Media - 0.9%
CBS Corp.,
5.75%, 4/15/20	250	281
4.30%, 2/15/21	500	516
Comcast Cable Communications Holdings, Inc.,
8.38%, 3/15/13	100	109
Comcast Corp.,
5.85%, 11/15/15	450	512
4.95%, 6/15/16	150	166
6.50%, 1/15/17	1,500	1,764
5.70%, 5/15/18	400	460
6.45%, 3/15/37	175	212
6.95%, 8/15/37	200	255
6.40%, 5/15/38	600	721
6.40%, 3/1/40	345	429
COX Communications, Inc.,
4.63%, 6/1/13	100	105
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
3.55%, 3/15/15	400	416
3.50%, 3/1/16	200	206
5.88%, 10/1/19	500	563
5.00%, 3/1/21	400	428
6.00%, 8/15/40	250	273
Discovery Communications LLC,
3.70%, 6/1/15	250	263
4.38%, 6/15/21	500	528
6.35%, 6/1/40	125	151
McGraw-Hill (The) Cos., Inc.,
5.90%, 11/15/17	75	82
NBCUniversal Media LLC,
2.10%, 4/1/14	200	203
3.65%, 4/30/15	115	121
5.15%, 4/30/20	300	334

NORTHERN FUNDS QUARTERLY REPORT    17    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.8% continued
Media - 0.9% continued
4.38%, 4/1/21	$650	$686
6.40%, 4/30/40	115	141
News America, Inc.,
5.30%, 12/15/14	450	490
6.90%, 3/1/19	300	353
4.50%, 2/15/21	250	262
6.40%, 12/15/35	125	137
6.65%, 11/15/37	550	623
6.90%, 8/15/39	310	358
Scripps Networks Interactive, Inc.,
2.70%, 12/15/16	100	100
Time Warner Cable, Inc.,
6.20%, 7/1/13	225	242
5.85%, 5/1/17	1,325	1,509
8.75%, 2/14/19	300	383
5.00%, 2/1/20	365	400
4.13%, 2/15/21	250	257
7.30%, 7/1/38	350	425
6.75%, 6/15/39	325	384
5.88%, 11/15/40	100	108
5.50%, 9/1/41	250	264
Time Warner Entertainment Co. L.P.,
8.38%, 3/15/23	75	98
Time Warner, Inc.,
5.88%, 11/15/16	1,150	1,327
4.88%, 3/15/20	160	173
4.75%, 3/29/21	350	380
6.50%, 11/15/36	600	724
6.20%, 3/15/40	55	65
6.10%, 7/15/40	200	235
Viacom, Inc.,
2.50%, 12/15/16	225	225
3.50%, 4/1/17	125	130
6.88%, 4/30/36	500	626
Walt Disney (The) Co.,
0.88%, 12/1/14	500	502
1.35%, 8/16/16	150	150
5.88%, 12/15/17	300	364
5.50%, 3/15/19	400	482
3.75%, 6/1/21	300	330

		22,031

Mining - 0.2%
Alcoa, Inc.,
5.55%, 2/1/17	475	507
6.75%, 7/15/18	80	88
5.40%, 4/15/21	75	75
5.90%, 2/1/27	75	74
5.95%, 2/1/37	600	569
Barrick N.A. Finance LLC,
6.80%, 9/15/18	175	211
4.40%, 5/30/21	500	541
7.50%, 9/15/38	100	136
Freeport-McMoRan Copper & Gold, Inc.,
8.38%, 4/1/17	725	770
Newmont Mining Corp.,
5.13%, 10/1/19	315	349
5.88%, 4/1/35	100	113
Southern Copper Corp.,
7.50%, 7/27/35	300	328
6.75%, 4/16/40	90	90

		3,851

Miscellaneous Manufacturing - 0.1%
3M Co.,
4.38%, 8/15/13	200	213
5.70%, 3/15/37	350	470
Danaher Corp.,
5.63%, 1/15/18	200	235
Dover Corp.,
4.30%, 3/1/21	60	68
General Electric Co.,
5.00%, 2/1/13	1,105	1,151
5.25%, 12/6/17	750	861
Textron, Inc.,
5.60%, 12/1/17	125	132

		3,130

Office/Business Equipment - 0.1%
Pitney Bowes, Inc.,
6.25%, 3/15/19	500	541
Xerox Corp.,
6.75%, 2/1/17	500	573
6.35%, 5/15/18	500	563
5.63%, 12/15/19	120	131
4.50%, 5/15/21	30	30
6.75%, 12/15/39	60	72

		1,910

FIXED INCOME FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.8% continued
Oil & Gas - 0.7%
Anadarko Petroleum Corp.,
5.95%, 9/15/16	$450	$510
6.38%, 9/15/17	1,190	1,379
6.95%, 6/15/19	500	597
6.20%, 3/15/40	150	167
Apache Corp.,
5.63%, 1/15/17	250	296
6.00%, 1/15/37	400	516
5.10%, 9/1/40	100	117
Chevron Corp.,
3.95%, 3/3/14	500	535
4.95%, 3/3/19	200	236
ConocoPhillips,
4.60%, 1/15/15	420	465
6.65%, 7/15/18	100	125
5.75%, 2/1/19	1,150	1,386
6.50%, 2/1/39	525	726
ConocoPhillips Australia Funding Co.,
5.50%, 4/15/13	325	344
ConocoPhillips Holding Co.,
6.95%, 4/15/29	150	205
Devon Energy Corp.,
2.40%, 7/15/16	80	82
6.30%, 1/15/19	500	612
7.95%, 4/15/32	100	143
EOG Resources, Inc.,
2.95%, 6/1/15	250	261
5.63%, 6/1/19	215	254
4.10%, 2/1/21	500	545
EQT Corp.,
4.88%, 11/15/21	125	126
Hess Corp.,
7.13%, 3/15/33	75	97
6.00%, 1/15/40	150	177
5.60%, 2/15/41	500	559
Marathon Oil Corp.,
6.00%, 10/1/17	185	215
6.60%, 10/1/37	75	91
Marathon Petroleum Corp.,
3.50%, 3/1/16	200	204
5.13%, 3/1/21	75	78
6.50%, 3/1/41	160	181
Nabors Industries, Inc.,
4.63%, 9/15/21(4)	200	203
Noble Energy, Inc.,
4.15%, 12/15/21	100	103
6.00%, 3/1/41	250	289
Occidental Petroleum Corp.,
1.75%, 2/15/17	250	253
4.10%, 2/1/21	750	840
Pemex Project Funding Master Trust,
5.75%, 3/1/18	925	1,018
6.63%, 6/15/35	200	227
Rowan Cos., Inc.,
5.00%, 9/1/17	200	210
Sunoco Logistics Partners Operations L.P.,
4.65%, 2/15/22	165	169
Valero Energy Corp.,
4.50%, 2/1/15	230	246
6.13%, 2/1/20	100	111
7.50%, 4/15/32	50	59
6.63%, 6/15/37	325	348

		15,305

Oil & Gas Services - 0.1%
Baker Hughes, Inc.,
7.50%, 11/15/18	1,000	1,319
5.13%, 9/15/40	175	205
Cameron International Corp.,
4.50%, 6/1/21	125	134
Halliburton Co.,
5.90%, 9/15/18	350	421
3.25%, 11/15/21	95	98
6.70%, 9/15/38	75	102
7.45%, 9/15/39	100	145

		2,424

Packaging & Containers - 0.0%
Bemis Co., Inc.,
5.65%, 8/1/14	65	71
Sonoco Products Co.,
4.38%, 11/1/21	25	26
5.75%, 11/1/40	150	160

		257

Pharmaceuticals - 0.7%
Abbott Laboratories,
5.88%, 5/15/16	225	264
5.60%, 11/30/17	600	717
6.15%, 11/30/37	50	65

NORTHERN FUNDS QUARTERLY REPORT    19    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.8% continued
Pharmaceuticals - 0.7% continued
5.30%, 5/27/40	$500	$599
Aristotle Holding, Inc.,
4.75%, 11/15/21(4)	500	517
Bristol-Myers Squibb Co.,
5.25%, 8/15/13	200	215
5.45%, 5/1/18	340	408
5.88%, 11/15/36	23	29
6.13%, 5/1/38	5	7
Cardinal Health, Inc.,
5.80%, 10/15/16	100	115
Eli Lilly & Co.,
5.20%, 3/15/17	775	895
Express Scripts, Inc.,
3.13%, 5/15/16	100	101
7.25%, 6/15/19	440	524
GlaxoSmithKline Capital, Inc.,
4.38%, 4/15/14	100	108
5.65%, 5/15/18	800	963
5.38%, 4/15/34	150	179
6.38%, 5/15/38	380	508
Johnson & Johnson,
5.55%, 8/15/17	350	423
5.15%, 7/15/18	200	241
3.55%, 5/15/21	250	279
6.95%, 9/1/29	100	141
5.95%, 8/15/37	100	138
4.85%, 5/15/41	400	480
McKesson Corp.,
5.70%, 3/1/17	275	321
6.00%, 3/1/41	250	320
Mead Johnson Nutrition Co.,
4.90%, 11/1/19	250	275
5.90%, 11/1/39	50	58
Medco Health Solutions, Inc.,
7.13%, 3/15/18	300	350
Merck & Co., Inc.,
5.30%, 12/1/13	100	109
4.75%, 3/1/15	375	419
6.00%, 9/15/17	350	429
5.00%, 6/30/19	725	855
5.75%, 11/15/36	50	63
5.85%, 6/30/39	350	456
Novartis Capital Corp.,
1.90%, 4/24/13	210	214
4.40%, 4/24/20	185	211
Pfizer, Inc.,
4.50%, 2/15/14	250	270
5.35%, 3/15/15	335	379
6.20%, 3/15/19	1,000	1,234
7.20%, 3/15/39	200	295
Pharmacia Corp.,
6.60%, 12/1/28	125	163
Teva Pharmaceutical Finance Co. LLC,
5.55%, 2/1/16	100	113
6.15%, 2/1/36	45	55
Wyeth,
5.50%, 2/1/14	815	893
5.50%, 2/15/16	425	494
5.95%, 4/1/37	225	288

		16,180

Pipelines - 0.5%
Buckeye Partners L.P.,
6.05%, 1/15/18	85	94
CenterPoint Energy Resources Corp.,
7.88%, 4/1/13	150	162
6.00%, 5/15/18	85	99
6.63%, 11/1/37	50	62
5.85%, 1/15/41	50	58
El Paso Natural Gas Co.,
5.95%, 4/15/17	350	393
8.38%, 6/15/32	100	127
Enbridge Energy Partners L.P.,
5.20%, 3/15/20	95	106
4.20%, 9/15/21	250	261
7.50%, 4/15/38	50	66
Energy Transfer Partners L.P.,
6.13%, 2/15/17	350	384
9.00%, 4/15/19	400	476
7.50%, 7/1/38	50	57
Enterprise Products Operating LLC,
5.65%, 4/1/13	350	366
5.60%, 10/15/14	250	274
3.20%, 2/1/16	200	207
6.30%, 9/15/17	335	392
5.25%, 1/31/20	300	331
4.05%, 2/15/22	1,000	1,019
6.88%, 3/1/33	50	60
7.55%, 4/15/38	50	64

FIXED INCOME FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.8% continued
Pipelines - 0.5% continued
Kinder Morgan Energy Partners L.P.,
5.13%, 11/15/14	$250	$270
5.95%, 2/15/18	495	566
6.85%, 2/15/20	70	82
5.80%, 3/1/21	300	340
4.15%, 3/1/22	75	76
7.40%, 3/15/31	250	299
7.30%, 8/15/33	100	117
6.95%, 1/15/38	150	169
6.55%, 9/15/40	100	112
6.38%, 3/1/41	135	152
Magellan Midstream Partners L.P.,
4.25%, 2/1/21	200	210
ONEOK Partners L.P.,
3.25%, 2/1/16	135	139
6.15%, 10/1/16	200	230
8.63%, 3/1/19	350	449
ONEOK, Inc.,
5.20%, 6/15/15	200	219
Panhandle Eastern Pipeline Co. L.P.,
6.20%, 11/1/17	100	114
Plains All American Pipeline L.P./PAA Finance Corp.,
6.13%, 1/15/17	200	226
6.50%, 5/1/18	300	349
5.75%, 1/15/20	200	223
5.00%, 2/1/21	100	110
Spectra Energy Capital LLC,
6.25%, 2/15/13	150	157
5.90%, 9/15/13	125	133
6.20%, 4/15/18	100	113
7.50%, 9/15/38	50	65
Tennessee Gas Pipeline Co.,
7.00%, 10/15/28	50	58
Williams (The) Cos., Inc.,
8.75%, 3/15/32	58	76
Williams Partners L.P.,
5.25%, 3/15/20	180	199
4.13%, 11/15/20	300	308
6.30%, 4/15/40	130	159
Williams Partners L.P./Williams Partners Finance Corp.,
7.25%, 2/1/17	100	119

		10,897

Real Estate - 0.0%
ProLogis L.P.,
4.50%, 8/15/17	85	85
6.63%, 5/15/18	350	380
Regency Centers L.P.,
5.88%, 6/15/17	25	27

		492

Real Estate Investment Trusts - 0.3%
BioMed Realty L.P.,
3.85%, 4/15/16	100	99
Boston Properties L.P.,
6.25%, 1/15/13	24	25
3.70%, 11/15/18	50	51
5.88%, 10/15/19	500	563
Brandywine Operating Partnership L.P.,
5.70%, 5/1/17	150	155
CommonWealth REIT,
6.25%, 6/15/17	75	79
6.65%, 1/15/18	50	53
Duke Realty L.P.,
5.95%, 2/15/17	1,000	1,075
ERP Operating L.P.,
4.75%, 7/15/20	335	348
4.63%, 12/15/21	85	87
HCP, Inc.,
6.00%, 1/30/17	150	162
5.38%, 2/1/21	960	1,006
Health Care REIT, Inc.,
3.63%, 3/15/16	500	492
Hospitality Properties Trust,
5.63%, 3/15/17	500	506
6.70%, 1/15/18	75	80
Liberty Property L.P.,
6.63%, 10/1/17	50	57
Simon Property Group L.P.,
4.20%, 2/1/15	85	90
5.10%, 6/15/15	250	273
5.25%, 12/1/16	400	443
6.13%, 5/30/18	870	999
4.38%, 3/1/21	250	265
Ventas Realty L.P./Ventas Capital Corp.,
4.75%, 6/1/21	50	48
Vornado Realty L.P.,
5.00%, 1/15/22	250	252

		7,208

NORTHERN FUNDS QUARTERLY REPORT    21    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.8% continued
Retail - 0.7%
AutoZone, Inc.,
4.00%, 11/15/20	$250	$256
Costco Wholesale Corp.,
5.50%, 3/15/17	250	299
CVS Caremark Corp.,
5.75%, 6/1/17	700	817
4.75%, 5/18/20	250	279
4.13%, 5/15/21	100	108
6.25%, 6/1/27	250	302
6.13%, 9/15/39	175	213
Home Depot (The), Inc.,
5.25%, 12/16/13	75	81
5.40%, 3/1/16	800	924
4.40%, 4/1/21	250	282
5.88%, 12/16/36	350	439
5.95%, 4/1/41	250	323
Kohl’s Corp.,
4.00%, 11/1/21	85	87
6.88%, 12/15/37	150	187
Lowe’s Cos., Inc.,
5.00%, 10/15/15	325	364
4.63%, 4/15/20	100	112
5.80%, 10/15/36	100	116
5.80%, 4/15/40	350	412
Macy’s Retail Holdings, Inc.,
5.90%, 12/1/16	500	559
McDonald’s Corp.,
4.30%, 3/1/13	175	182
5.80%, 10/15/17	750	914
3.63%, 5/20/21	100	110
6.30%, 10/15/37	75	105
Nordstrom, Inc.,
6.25%, 1/15/18	325	384
7.00%, 1/15/38	50	67
Target Corp.,
1.13%, 7/18/14	50	50
5.38%, 5/1/17	575	676
3.88%, 7/15/20	195	215
6.50%, 10/15/37	125	166
7.00%, 1/15/38	325	454
Walgreen Co.,
5.25%, 1/15/19	525	624
Wal-Mart Stores, Inc.,
4.25%, 4/15/13	375	393
4.55%, 5/1/13	1,050	1,108
7.25%, 6/1/13	175	191
2.88%, 4/1/15	225	239
3.63%, 7/8/20	200	219
4.25%, 4/15/21	1,600	1,849
5.88%, 4/5/27	250	304
5.25%, 9/1/35	175	209
6.20%, 4/15/38	275	369
5.63%, 4/1/40	155	196
4.88%, 7/8/40	90	104
5.00%, 10/25/40	350	412
5.63%, 4/15/41	625	808
Yum! Brands, Inc.,
6.25%, 4/15/16	150	173
3.75%, 11/1/21	35	36
6.88%, 11/15/37	550	702

		17,419

Savings & Loans - 0.0%
Santander Holdings USA, Inc.,
4.63%, 4/19/16	30	29

Semiconductors - 0.1%
Applied Materials, Inc.,
2.65%, 6/15/16	30	31
5.85%, 6/15/41	100	114
Intel Corp.,
1.95%, 10/1/16	300	309
3.30%, 10/1/21	250	263
4.80%, 10/1/41	250	280
Texas Instruments, Inc.,
1.38%, 5/15/14	400	405

		1,402

Software - 0.2%
Adobe Systems, Inc.,
3.25%, 2/1/15	350	367
Fiserv, Inc.,
3.13%, 10/1/15	250	256
3.13%, 6/15/16	170	173
Microsoft Corp.,
0.88%, 9/27/13	400	404
4.20%, 6/1/19	250	288
3.00%, 10/1/20	330	351
5.20%, 6/1/39	200	248
4.50%, 10/1/40	210	237

FIXED INCOME FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.8% continued
Software - 0.2% continued
Oracle Corp.,
4.95%, 4/15/13	$400	$422
5.25%, 1/15/16	375	433
5.00%, 7/8/19	530	625
3.88%, 7/15/20	300	331
6.50%, 4/15/38	550	743
6.13%, 7/8/39	100	131

		5,009

Telecommunications - 1.0%
AT&T Corp.,
8.00%, 11/15/31	165	233
AT&T, Inc.,
5.10%, 9/15/14	1,450	1,597
2.50%, 8/15/15	200	207
2.40%, 8/15/16	285	291
5.60%, 5/15/18	175	203
5.80%, 2/15/19	900	1,062
6.15%, 9/15/34	125	148
6.80%, 5/15/36	50	63
6.30%, 1/15/38	175	215
6.40%, 5/15/38	425	525
6.55%, 2/15/39	625	795
5.35%, 9/1/40	500	562
5.55%, 8/15/41	600	706
BellSouth Corp.,
5.20%, 9/15/14	1,100	1,216
5.20%, 12/15/16	1,300	1,486
BellSouth Telecommunications, Inc.,
6.38%, 6/1/28	75	88
Cellco Partnership/Verizon Wireless Capital LLC,
5.55%, 2/1/14	472	513
8.50%, 11/15/18	1,100	1,485
Cisco Systems, Inc.,
5.50%, 2/22/16	925	1,076
3.15%, 3/14/17	100	109
4.45%, 1/15/20	335	381
5.90%, 2/15/39	500	626
5.50%, 1/15/40	195	239
Embarq Corp.,
7.08%, 6/1/16	750	813
8.00%, 6/1/36	400	414
Harris Corp.,
6.38%, 6/15/19	50	57
New Cingular Wireless Services, Inc.,
8.75%, 3/1/31	400	588
Qwest Corp.,
8.38%, 5/1/16	880	1,008
6.88%, 9/15/33	125	124
Verizon Communications, Inc.,
5.55%, 2/15/16	1,300	1,488
3.00%, 4/1/16	100	105
5.50%, 2/15/18	535	624
6.10%, 4/15/18	175	210
6.35%, 4/1/19	650	792
3.50%, 11/1/21	1,290	1,343
7.35%, 4/1/39	650	909
6.00%, 4/1/41	180	223
Verizon Global Funding Corp.,
7.75%, 12/1/30	500	696
Verizon New York, Inc.,
7.38%, 4/1/32	150	175
Verizon Virginia, Inc.,
4.63%, 3/15/13	450	469

		23,864

Toys, Games & Hobbies - 0.0%
Hasbro, Inc.,
6.35%, 3/15/40	250	270
Mattel, Inc.,
2.50%, 11/1/16	85	86

		356

Transportation - 0.3%
Burlington Northern Santa Fe LLC,
5.65%, 5/1/17	500	577
5.75%, 3/15/18	100	117
4.10%, 6/1/21	20	21
3.45%, 9/15/21	50	51
6.15%, 5/1/37	100	126
5.75%, 5/1/40	750	897
CSX Corp.,
5.50%, 8/1/13	200	212
6.25%, 4/1/15	250	286
4.25%, 6/1/21	100	107
6.00%, 10/1/36	100	118
6.15%, 5/1/37	150	180
4.75%, 5/30/42	50	52

NORTHERN FUNDS QUARTERLY REPORT    23    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.8% continued
Transportation - 0.3% continued
FedEx Corp.,
8.00%, 1/15/19	$290	$381
Norfolk Southern Corp.,
5.26%, 9/17/14	200	221
5.90%, 6/15/19	320	389
3.25%, 12/1/21	250	254
7.25%, 2/15/31	500	694
Ryder System, Inc.,
3.60%, 3/1/16	85	88
3.50%, 6/1/17	45	45
Union Pacific Corp.,
7.00%, 2/1/16	100	120
5.75%, 11/15/17	625	739
7.88%, 1/15/19	250	330
4.75%, 9/15/41	100	109
United Parcel Service of America, Inc.,
8.38%, 4/1/20	50	71
United Parcel Service, Inc.,
5.50%, 1/15/18	775	929
3.13%, 1/15/21	250	265
6.20%, 1/15/38	150	202

		7,581

Water - 0.0%
American Water Capital Corp.,
6.09%, 10/15/17	150	175
6.59%, 10/15/37	75	92

		267

Total Corporate Bonds (Cost $335,020)		367,952

FOREIGN ISSUER BONDS - 7.0%
Banks - 1.6%
Abbey National Treasury Services PLC,
4.00%, 4/27/16	145	130
Bank of Montreal,
1.75%, 4/29/14	75	76
Bank of Nova Scotia,
2.38%, 12/17/13	300	308
3.40%, 1/22/15	500	525
2.05%, 10/7/15	100	100
4.38%, 1/13/21	250	273
Barclays Bank PLC,
2.38%, 1/13/14	70	69
5.20%, 7/10/14	500	515
6.75%, 5/22/19	1,300	1,441
5.13%, 1/8/20	190	195
BNP Paribas S.A.,
5.00%, 1/15/21	1,000	963
Canadian Imperial Bank of Commerce,
1.45%, 9/13/13	250	250
Cooperatieve Centrale Raiffeisen- Boerenleenbank B.A.,
4.50%, 1/11/21	1,000	1,039
Credit Suisse,
5.00%, 5/15/13	900	923
5.50%, 5/1/14	250	260
3.50%, 3/23/15	250	247
6.00%, 2/15/18	190	187
5.30%, 8/13/19	300	309
5.40%, 1/14/20	500	472
4.38%, 8/5/20	250	245
Deutsche Bank A.G.,
2.38%, 1/11/13	100	99
4.88%, 5/20/13	400	409
3.45%, 3/30/15	500	508
3.25%, 1/11/16	150	152
6.00%, 9/1/17	1,225	1,368
Export-Import Bank of Korea,
8.13%, 1/21/14	1,000	1,105
4.00%, 1/29/21	1,000	965
HSBC Holdings PLC,
5.10%, 4/5/21	1,100	1,169
4.88%, 1/14/22	250	264
6.50%, 9/15/37	300	296
6.80%, 6/1/38	150	155
Korea Development Bank (The),
5.30%, 1/17/13	205	211
4.38%, 8/10/15	245	252
Kreditanstalt fuer Wiederaufbau,
3.25%, 3/15/13	2,700	2,780
3.50%, 5/16/13	225	234
4.00%, 10/15/13	1,200	1,267
1.38%, 1/13/14	550	555
3.50%, 3/10/14	250	264
1.50%, 4/4/14	650	659
4.13%, 10/15/14	500	542
2.63%, 3/3/15	1,000	1,049
2.00%, 6/1/16	500	515

FIXED INCOME FUNDS    24    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.0% continued
Banks - 1.6% continued
4.88%, 1/17/17	$200	$233
4.38%, 3/15/18	375	431
4.00%, 1/27/20	1,500	1,694
2.75%, 9/8/20	500	517
2.38%, 8/25/21	400	400
13.85%, 6/29/37(5)	500	207
Landwirtschaftliche Rentenbank,
3.25%, 3/15/13	350	360
3.13%, 7/15/15	525	557
2.13%, 7/15/16	250	256
5.13%, 2/1/17	900	1,051
1.88%, 9/17/18	200	199
Lloyds TSB Bank PLC,
4.88%, 1/21/16	250	244
6.38%, 1/21/21	250	251
Oesterreichische Kontrollbank A.G.,
1.75%, 3/11/13	200	201
3.63%, 6/17/13	170	176
4.50%, 3/9/15	650	705
5.00%, 4/25/17	100	113
Royal Bank of Canada,
1.45%, 10/30/14	165	166
2.63%, 12/15/15	180	185
2.88%, 4/19/16	200	207
2.30%, 7/20/16	250	254
Royal Bank of Scotland (The) PLC,
4.88%, 3/16/15	200	191
3.95%, 9/21/15	270	253
4.38%, 3/16/16	175	167
6.13%, 1/11/21	600	592
Royal Bank of Scotland Group PLC,
6.40%, 10/21/19	200	187
Toronto-Dominion Bank (The),
2.50%, 7/14/16	150	153
2.38%, 10/19/16	565	575
UBS A.G.,
2.25%, 1/28/14	375	365
5.88%, 7/15/16	450	448
5.88%, 12/20/17	640	666
5.75%, 4/25/18	125	130
4.88%, 8/4/20	400	397
UFJ Finance Aruba AEC,
6.75%, 7/15/13	200	214
Westpac Banking Corp.,
3.00%, 8/4/15	250	253
3.00%, 12/9/15	200	201
4.88%, 11/19/19	1,000	1,064

		37,608

Beverages - 0.1%
Diageo Capital PLC,
5.50%, 9/30/16	150	173
5.75%, 10/23/17	850	997
Diageo Finance B.V.,
5.50%, 4/1/13	225	238

		1,408

Chemicals - 0.0%
Potash Corp. of Saskatchewan, Inc.,
3.75%, 9/30/15	300	322
6.50%, 5/15/19	135	167
5.88%, 12/1/36	50	61
5.63%, 12/1/40	250	305

		855

Diversified Financial Services - 0.0%
Credit Suisse A.G.,
5.86%, 5/15/17	150	122
MUFG Capital Finance 1 Ltd.,
6.35%, 7/25/16	500	508
Nomura Holdings, Inc.,
5.00%, 3/4/15	235	236

		866

Electric - 0.1%
Hydro Quebec,
8.00%, 2/1/13	250	269
2.00%, 6/30/16	75	77
9.40%, 2/1/21	200	305
Ontario Electricity Financial Corp.,
7.45%, 3/31/13	150	162
Scottish Power Ltd.,
5.38%, 3/15/15	100	105
TransAlta Corp.,
4.75%, 1/15/15	370	397

		1,315

Electronics - 0.0%
Koninklijke Philips Electronics N.V.,
4.63%, 3/11/13	200	209

NORTHERN FUNDS QUARTERLY REPORT    25    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.0% continued
Electronics - 0.0% continued
6.88%, 3/11/38	$225	$283

		492

Food - 0.0%
Delhaize Group S.A.,
5.70%, 10/1/40	1,000	1,027

Healthcare - Products - 0.0%
Covidien International Finance S.A.,
6.00%, 10/15/17	800	948
6.55%, 10/15/37	25	32

		980

Holding Companies - Diversified - 0.0%
EnCana Holdings Finance Corp.,
5.80%, 5/1/14	100	109

Insurance - 0.0%
Allied World Assurance Co. Ltd.,
7.50%, 8/1/16	100	113
AXA S.A.,
8.60%, 12/15/30	75	74
Willis Group Holdings PLC,
5.75%, 3/15/21	100	106
XLIT Ltd.,
5.75%, 10/1/21	200	211

		504

Iron/Steel - 0.0%
ArcelorMittal,
5.38%, 6/1/13	50	51
6.13%, 6/1/18	500	494
9.85%, 6/1/19	250	278
7.00%, 10/15/39	150	139

		962

Media - 0.0%
Grupo Televisa S.A.B.,
6.63%, 1/15/40	470	530
Thomson Reuters Corp.,
5.95%, 7/15/13	375	399
5.85%, 4/15/40	150	172

		1,101

Mining - 0.3%
Barrick Gold Corp.,
2.90%, 5/30/16	200	205
6.95%, 4/1/19	300	369
BHP Billiton Finance USA Ltd.,
4.80%, 4/15/13	300	316
5.50%, 4/1/14	300	330
5.25%, 12/15/15	250	287
1.88%, 11/21/16	100	101
5.40%, 3/29/17	100	116
6.50%, 4/1/19	200	247
3.25%, 11/21/21	250	257
Rio Tinto Alcan, Inc.,
4.50%, 5/15/13	100	104
5.20%, 1/15/14	100	107
6.13%, 12/15/33	100	123
Rio Tinto Finance USA Ltd.,
2.50%, 5/20/16	155	158
2.25%, 9/20/16	150	153
6.50%, 7/15/18	675	814
9.00%, 5/1/19	575	785
3.75%, 9/20/21	500	524
Teck Resources Ltd.,
3.85%, 8/15/17	35	36
6.00%, 8/15/40	45	50
6.25%, 7/15/41	350	404
Vale Overseas Ltd.,
6.25%, 1/23/17	775	873
5.63%, 9/15/19	55	61
4.63%, 9/15/20	1,000	1,034
6.88%, 11/21/36	275	313
6.88%, 11/10/39	125	143

		7,910

Miscellaneous Manufacturing - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.,
6.00%, 8/15/13	200	214
Tyco Electronics Group S.A.,
6.55%, 10/1/17	50	58
7.13%, 10/1/37	50	66
Tyco International Finance S.A.,
4.13%, 10/15/14	55	59
3.38%, 10/15/15	100	105
8.50%, 1/15/19	50	64
Tyco International Ltd./Tyco International Finance S.A.,
6.88%, 1/15/21	500	620

		1,186

FIXED INCOME FUNDS    26    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.0% continued
Multi-National - 1.2%
African Development Bank,
2.50%, 3/15/16	$500	$530
1.25%, 9/2/16	40	40
Asian Development Bank,
1.63%, 7/15/13	500	508
2.75%, 5/21/14	500	525
2.50%, 3/15/16	500	531
5.50%, 6/27/16	600	715
5.59%, 7/16/18	50	61
1.88%, 10/23/18	1,000	1,015
Corp. Andina de Fomento,
5.20%, 5/21/13	100	105
5.75%, 1/12/17	100	109
Council of Europe Development Bank,
1.50%, 1/15/15	150	151
2.63%, 2/16/16	350	365
1.25%, 9/22/16	150	148
European Bank for Reconstruction & Development,
3.63%, 6/17/13	190	198
1.63%, 9/3/15	500	508
2.50%, 3/15/16	300	316
1.38%, 10/20/16	150	150
European Investment Bank,
1.63%, 3/15/13	200	201
3.25%, 5/15/13	1,025	1,054
3.38%, 6/12/13	750	773
4.25%, 7/15/13	1,800	1,884
1.25%, 9/17/13	400	401
2.38%, 3/14/14	2,500	2,558
4.63%, 5/15/14	750	808
1.13%, 8/15/14	700	697
0.88%, 12/15/14	300	295
2.88%, 1/15/15	550	572
2.75%, 3/23/15	500	519
1.63%, 9/1/15	500	501
1.38%, 10/20/15	500	497
2.25%, 3/15/16	400	409
4.88%, 1/17/17	800	915
5.13%, 5/30/17	350	407
2.88%, 9/15/20	500	500
4.88%, 2/15/36	200	218
Inter-American Development Bank,
3.50%, 7/8/13	200	208
1.63%, 7/15/13	150	152
1.75%, 8/24/18	250	252
4.25%, 9/10/18	400	469
3.88%, 9/17/19	600	689
3.88%, 2/14/20	500	580
3.88%, 10/28/41	200	212
International Bank for Reconstruction & Development,
1.75%, 7/15/13	500	509
1.13%, 8/25/14	1,500	1,524
2.38%, 5/26/15	375	396
2.13%, 3/15/16	1,000	1,050
5.00%, 4/1/16	450	523
1.00%, 9/15/16	500	502
9.25%, 7/15/17	100	140
4.75%, 2/15/35	25	32
International Finance Corp.,
3.50%, 5/15/13	300	312
3.00%, 4/22/14	500	528
1.13%, 11/23/16	500	502
Nordic Investment Bank,
2.50%, 7/15/15	900	948
5.00%, 2/1/17	100	118

		28,830

Oil & Gas - 0.8%
Alberta Energy Co. Ltd.,
7.38%, 11/1/31	75	94
Anadarko Finance Co.,
7.50%, 5/1/31	75	91
BP Capital Markets PLC,
3.13%, 10/1/15	200	209
4.75%, 3/10/19	1,200	1,333
4.50%, 10/1/20	200	220
4.74%, 3/11/21	400	453
3.56%, 11/1/21	50	52
Canadian Natural Resources Ltd.,
1.45%, 11/14/14	125	126
5.70%, 5/15/17	225	266
5.90%, 2/1/18	250	295
6.25%, 3/15/38	150	190
6.75%, 2/1/39	50	67
Cenovus Energy, Inc.,
4.50%, 9/15/14	50	54
6.75%, 11/15/39	65	86

NORTHERN FUNDS QUARTERLY REPORT    27    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.0% continued
Oil & Gas - 0.8% continued
ConocoPhillips Canada Funding Co. I,
5.95%, 10/15/36	$250	$308
Devon Financing Corp. ULC,
7.88%, 9/30/31	200	283
Encana Corp.,
5.90%, 12/1/17	725	822
6.50%, 5/15/19	75	90
3.90%, 11/15/21	250	251
6.63%, 8/15/37	75	91
6.50%, 2/1/38	100	118
Ensco PLC,
4.70%, 3/15/21	1,000	1,041
Nexen, Inc.,
6.20%, 7/30/19	60	70
7.88%, 3/15/32	75	93
7.50%, 7/30/39	330	396
Noble Holding International Ltd.,
3.45%, 8/1/15	200	208
6.05%, 3/1/41	70	78
Petrobras International Finance Co.,
3.88%, 1/27/16	400	412
5.75%, 1/20/20	665	712
5.38%, 1/27/21	390	410
6.88%, 1/20/40	395	457
6.75%, 1/27/41	140	161
Petro-Canada,
4.00%, 7/15/13	200	207
6.05%, 5/15/18	50	59
5.95%, 5/15/35	100	115
6.80%, 5/15/38	50	64
Petroleos Mexicanos,
6.00%, 3/5/20	550	611
5.50%, 1/21/21	1,075	1,166
Shell International Finance B.V.,
1.88%, 3/25/13	255	260
3.10%, 6/28/15	400	429
4.30%, 9/22/19	1,450	1,682
6.38%, 12/15/38	600	826
Statoil ASA,
3.13%, 8/17/17	250	264
5.25%, 4/15/19	750	868
3.15%, 1/23/22	125	128
7.75%, 6/15/23	100	138
Suncor Energy, Inc.,
6.10%, 6/1/18	275	325
7.15%, 2/1/32	100	128
5.95%, 12/1/34	50	57
6.50%, 6/15/38	100	126
Talisman Energy, Inc.,
7.75%, 6/1/19	175	216
Total Capital Canada Ltd.,
1.63%, 1/28/14	400	407
Total Capital S.A.,
3.00%, 6/24/15	250	264
2.30%, 3/15/16	500	513
Transocean, Inc.,
4.95%, 11/15/15	500	511
5.05%, 12/15/16	165	168
6.00%, 3/15/18	225	230
6.80%, 3/15/38	200	202

		19,501

Oil & Gas Services - 0.1%
Weatherford International Ltd.,
5.50%, 2/15/16	200	220
6.00%, 3/15/18	725	807
9.63%, 3/1/19	100	129
6.50%, 8/1/36	125	136

		1,292

Pharmaceuticals - 0.2%
AstraZeneca PLC,
5.90%, 9/15/17	800	966
6.45%, 9/15/37	300	405
Novartis Securities Investment Ltd.,
5.13%, 2/10/19	850	999
Sanofi,
1.20%, 9/30/14	100	101
2.63%, 3/29/16	250	261
4.00%, 3/29/21	250	277
Teva Pharmaceutical Finance Co. B.V.,
2.40%, 11/10/16	200	204
3.65%, 11/10/21	250	254
Teva Pharmaceutical Finance II B.V./Teva Pharmaceutical Finance III LLC,
3.00%, 6/15/15	345	359

FIXED INCOME FUNDS    28    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.0% continued
Pharmaceuticals - 0.2% continued
Teva Pharmaceutical Finance IV B.V.,
3.65%, 11/10/21	$250	$254

		4,080

Pipelines - 0.1%
Enbridge, Inc.,
5.80%, 6/15/14	75	82
TransCanada PipeLines Ltd.,
6.50%, 8/15/18	465	569
5.85%, 3/15/36	275	327
6.20%, 10/15/37	50	62
7.63%, 1/15/39	295	426
6.10%, 6/1/40	150	192
6.35%, 5/15/67	100	100

		1,758

Regional - 0.4%
Province of British Columbia Canada,
4.30%, 5/30/13	100	105
2.85%, 6/15/15	200	212
2.10%, 5/18/16	185	193
2.65%, 9/22/21	150	153
7.25%, 9/1/36	175	288
Province of Manitoba Canada,
2.63%, 7/15/15	120	126
4.90%, 12/6/16	200	232
9.25%, 4/1/20	150	220
Province of Nova Scotia Canada,
8.25%, 7/30/22	200	293
Province of Ontario Canada,
4.38%, 2/15/13	250	260
3.50%, 7/15/13	100	104
1.38%, 1/27/14	500	505
2.95%, 2/5/15	400	421
2.70%, 6/16/15	450	471
4.75%, 1/19/16	200	225
5.45%, 4/27/16	350	406
4.95%, 11/28/16	650	747
4.00%, 10/7/19	835	922
4.40%, 4/14/20	500	570
Province of Quebec Canada,
5.13%, 11/14/16	250	291
4.63%, 5/14/18	350	402
2.75%, 8/25/21	100	100
7.50%, 7/15/23	300	428
7.13%, 2/9/24	100	139
7.50%, 9/15/29	375	561
Province of Saskatchewan Canada,
8.50%, 7/15/22	200	301

		8,675

Sovereign - 1.3%
Brazilian Government International Bond,
6.00%, 1/17/17	1,250	1,459
8.00%, 1/15/18	289	338
8.88%, 10/14/19	1,075	1,494
4.88%, 1/22/21	1,000	1,117
8.88%, 4/15/24	600	894
10.13%, 5/15/27	500	828
7.13%, 1/20/37	250	345
11.00%, 8/17/40	835	1,104
5.63%, 1/7/41	135	157
Canada Government International Bond,
2.38%, 9/10/14	240	252
Chile Government International Bond,
3.25%, 9/14/21	250	257
Colombia Government International Bond,
7.38%, 3/18/19	250	315
4.38%, 7/12/21	1,000	1,075
7.38%, 9/18/37	350	492
Export Development Canada,
3.50%, 5/16/13	670	697
Hungary Government International Bond,
6.25%, 1/29/20	105	94
Israel Government International Bond,
5.50%, 11/9/16	225	259
5.13%, 3/26/19	250	279
Japan Bank for International Cooperation,
4.25%, 6/18/13	200	210
Japan Finance Corp.,
2.88%, 2/2/15	500	527
1.88%, 9/24/15	250	254
2.50%, 5/18/16	300	314
Japan Finance Organization for Municipalities,
4.00%, 1/13/21	500	560
Mexico Government International Bond,
6.38%, 1/16/13	875	914

NORTHERN FUNDS QUARTERLY REPORT    29    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.0% continued
Sovereign - 1.3% continued
6.63%, 3/3/15	$500	$569
5.63%, 1/15/17	770	886
5.95%, 3/19/19	500	594
5.13%, 1/15/20	1,360	1,554
7.50%, 4/8/33	100	141
6.75%, 9/27/34	750	977
6.05%, 1/11/40	820	1,002
Panama Government International Bond,
7.25%, 3/15/15	1,250	1,444
6.70%, 1/26/36	550	718
Peruvian Government International Bond,
8.38%, 5/3/16	350	434
7.35%, 7/21/25	250	331
6.55%, 3/14/37	500	635
5.63%, 11/18/50	350	385
Poland Government International Bond,
3.88%, 7/16/15	110	112
5.00%, 10/19/15	475	502
6.38%, 7/15/19	400	443
5.13%, 4/21/21	150	153
Republic of Italy,
5.25%, 9/20/16	1,000	931
5.38%, 6/12/17	1,675	1,551
5.38%, 6/15/33	175	148
Republic of Korea,
4.25%, 6/1/13	100	103
4.88%, 9/22/14	400	430
5.13%, 12/7/16	125	139
7.13%, 4/16/19	150	187
South Africa Government International Bond,
6.88%, 5/27/19	275	331
Svensk Exportkredit AB,
5.13%, 3/1/17	500	557

		29,492

Telecommunications - 0.6%
America Movil S.A.B. de C.V.,
5.75%, 1/15/15	400	443
2.38%, 9/8/16	700	698
5.00%, 3/30/20	300	332
6.13%, 11/15/37	200	237
6.13%, 3/30/40	300	357
British Telecommunications PLC,
5.95%, 1/15/18	575	635
9.63%, 12/15/30	100	141
Deutsche Telekom International Finance B.V.,
5.88%, 8/20/13	775	822
5.75%, 3/23/16	525	584
8.75%, 6/15/30	400	558
France Telecom S.A.,
2.13%, 9/16/15	125	124
5.38%, 7/8/19	500	550
8.50%, 3/1/31	425	606
Nokia OYJ,
5.38%, 5/15/19	325	328
Rogers Communications, Inc.,
6.80%, 8/15/18	600	731
Telecom Italia Capital S.A.,
5.25%, 11/15/13	475	456
5.25%, 10/1/15	675	619
6.38%, 11/15/33	50	38
7.72%, 6/4/38	450	384
Telefonica Emisiones S.A.U.,
4.95%, 1/15/15	335	333
6.42%, 6/20/16	900	942
5.46%, 2/16/21	170	162
7.05%, 6/20/36	450	439
Telefonos de Mexico S.A.B. de C.V.,
5.50%, 1/27/15	125	135
Vodafone Group PLC,
5.00%, 12/16/13	850	912
5.00%, 9/15/15	450	502
5.63%, 2/27/17	225	261
6.15%, 2/27/37	375	467

		12,796

Transportation - 0.1%
Canadian National Railway Co.,
4.40%, 3/15/13	450	469
5.55%, 3/1/19	500	602
2.85%, 12/15/21	85	86
6.90%, 7/15/28	25	34
6.20%, 6/1/36	25	33
6.38%, 11/15/37	50	67
Canadian Pacific Railway Co.,
6.50%, 5/15/18	50	57

FIXED INCOME FUNDS    30    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.0% continued
Transportation - 0.1% continued
5.95%, 5/15/37	$50	$53

		1,401

Total Foreign Issuer Bonds (Cost $154,172)		164,148

U.S. GOVERNMENT AGENCIES - 37.3% (6)
Fannie Mae - 16.9%
3.63%, 2/12/13	2,800	2,904
4.38%, 3/15/13	3,300	3,462
3.25%, 4/9/13	950	986
3.88%, 7/12/13	1,900	2,004
1.00%, 9/23/13	3,000	3,031
4.63%, 10/15/13	3,200	3,441
2.75%, 3/13/14	4,000	4,191
3.00%, 9/16/14	1,000	1,066
1.00%, 12/5/14	2,000	2,000
0.75%, 12/19/14	6,000	6,018
1.63%, 10/26/15	1,000	1,025
2.25%, 3/15/16	2,500	2,621
2.38%, 4/11/16	3,000	3,170
1.25%, 9/28/16	3,700	3,715
1.38%, 11/15/16	4,000	4,035
5.00%, 5/11/17	1,000	1,187
5.38%, 6/12/17	3,000	3,625
6.63%, 11/15/30	200	296
6.00%, 4/18/36	2,000	2,322
5.63%, 7/15/37	1,000	1,372
Pool #255376,
6.00%, 8/1/19	113	123
Pool #255695,
2.50%, 3/1/35	41	43
Pool #256675,
5.00%, 4/1/27	177	193
Pool #256677,
6.00%, 4/1/27	153	168
Pool #256792,
6.50%, 6/1/22	136	150
Pool #256925,
6.00%, 10/1/37	347	383
Pool #256959,
6.00%, 11/1/37	1,563	1,723
Pool #256985,
7.00%, 11/1/37	351	400
Pool #257057,
5.00%, 1/1/28	672	726
Pool #257106,
4.50%, 1/1/28	82	87
Pool #257237,
4.50%, 6/1/28	316	339
Pool #257239,
5.50%, 6/1/28	368	400
Pool #257243,
7.00%, 6/1/38	989	1,129
Pool #257367,
5.50%, 9/1/28	777	846
Pool #357630,
5.00%, 10/1/19	140	151
Pool #707791,
5.00%, 6/1/33	1,088	1,177
Pool #709239,
5.00%, 7/1/18	785	848
Pool #720049,
5.50%, 7/1/33	288	315
Pool #722424,
2.43%, 7/1/33	68	72
Pool #725185,
5.00%, 2/1/19	174	188
Pool #725425,
5.50%, 4/1/34	356	390
Pool #730811,
4.50%, 8/1/33	574	612
Pool #735222,
5.00%, 2/1/35	204	221
Pool #735358,
5.50%, 2/1/35	869	949
Pool #735502,
6.00%, 4/1/35	108	120
Pool #737853,
5.00%, 9/1/33	1,769	1,913
Pool #745418,
5.50%, 4/1/36	400	437
Pool #745754,
5.00%, 9/1/34	1,785	1,930
Pool #745826,
6.00%, 7/1/36	2,058	2,270
Pool #746272,
4.00%, 10/1/18	613	652

NORTHERN FUNDS QUARTERLY REPORT    31    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 37.3% (6) continued
Fannie Mae - 16.9% continued
Pool #747383,
5.50%, 10/1/33	$670	$733
Pool #753678,
2.41%, 12/1/33	253	266
Pool #755632,
5.00%, 4/1/34	1,004	1,086
Pool #766083,
2.38%, 2/1/34	15	16
Pool #772730,
5.00%, 4/1/34	944	1,021
Pool #773287,
2.36%, 3/1/35	287	303
Pool #790406,
6.00%, 9/1/34	400	445
Pool #793666,
5.50%, 9/1/34	442	486
Pool #796250,
5.50%, 11/1/34	239	261
Pool #800471,
5.50%, 10/1/34	1,655	1,808
Pool #807701,
4.50%, 12/1/19	134	144
Pool #811944,
4.50%, 1/1/20	185	198
Pool #815639,
2.47%, 6/1/35	52	55
Pool #817795,
6.00%, 8/1/36	405	447
Pool #820998,
2.50%, 4/1/35	134	134
Pool #821912,
2.11%, 6/1/35	524	547
Pool #822455,
2.69%, 4/1/35	121	129
Pool #826057,
5.00%, 7/1/35	425	468
Pool #826368,
5.07%, 7/1/35	237	251
Pool #826585,
5.00%, 8/1/35	1,130	1,222
Pool #828523,
5.00%, 7/1/35	396	428
Pool #831676,
6.50%, 8/1/36	154	173
Pool #832628,
5.50%, 9/1/20	139	153
Pool #833067,
5.50%, 9/1/35	1,724	1,882
Pool #833163,
5.00%, 9/1/35	977	1,056
Pool #835517,
4.93%, 8/1/35	111	118
Pool #840577,
5.00%, 10/1/20	110	119
Pool #844909,
4.50%, 10/1/20	103	110
Pool #845425,
6.00%, 2/1/36	1,712	1,889
Pool #846600,
2.61%, 1/1/36	543	580
Pool #847921,
5.50%, 11/1/20	436	477
Pool #850614,
5.52%, 1/1/36	123	131
Pool #863759,
4.00%, 12/1/20	155	164
Pool #864435,
4.50%, 12/1/20	397	424
Pool #866109,
2.50%, 12/1/35	49	51
Pool #868435,
6.00%, 4/1/36	990	1,098
Pool #869217,
2.48%, 2/1/36	208	219
Pool #869710,
6.00%, 4/1/36	628	692
Pool #871135,
6.00%, 1/1/37	283	314
Pool #880505,
6.00%, 8/1/21	85	92
Pool #881818,
6.50%, 8/1/36	1,151	1,295
Pool #882055,
2.01%, 6/1/36	159	165
Pool #884776,
2.37%, 10/1/36	279	291
Pool #885769,
6.00%, 6/1/36	118	131

FIXED INCOME FUNDS    32    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 37.3% (6) continued
Fannie Mae - 16.9% continued
Pool #885866,
6.00%, 6/1/36	$379	$420
Pool #887019,
2.48%, 6/1/36	269	285
Pool #887111,
5.50%, 5/1/20	89	97
Pool #888100,
5.50%, 9/1/36	1,303	1,423
Pool #888152,
5.00%, 5/1/21	296	320
Pool #888205,
6.50%, 2/1/37	300	337
Pool #888318,
3.65%, 2/1/37	143	151
Pool #888447,
4.00%, 5/1/21	179	190
Pool #889224,
5.50%, 1/1/37	1,787	1,951
Pool #889390,
6.00%, 3/1/23	267	290
Pool #889401,
6.00%, 3/1/38	1,248	1,377
Pool #889415,
6.00%, 5/1/37	3,654	4,054
Pool #889579,
6.00%, 5/1/38	2,649	2,930
Pool #889630,
6.50%, 3/1/38	299	335
Pool #889886,
7.00%, 12/1/37	367	420
Pool #889970,
5.00%, 12/1/36	1,322	1,429
Pool #890234,
6.00%, 10/1/38	839	929
Pool #890329,
4.00%, 4/1/26	8,667	9,282
Pool #892536,
6.50%, 9/1/36	170	192
Pool #892968,
6.50%, 8/1/21	31	34
Pool #893363,
5.00%, 6/1/36	311	336
Pool #893366,
5.00%, 4/1/35	460	498
Pool #894453,
5.97%, 9/1/36	517	559
Pool #898089,
5.50%, 7/1/26	319	349
Pool #898417,
6.00%, 10/1/36	346	381
Pool #899079,
5.00%, 3/1/37	609	659
Pool #902188,
2.54%, 11/1/36	19	21
Pool #902414,
5.50%, 11/1/36	1,109	1,210
Pool #905090,
5.50%, 10/1/21	175	190
Pool #905759,
4.92%, 12/1/36	62	65
Pool #906090,
5.50%, 1/1/37	1,263	1,387
Pool #906237,
5.05%, 1/1/37	147	156
Pool #907818,
4.92%, 1/1/37	30	32
Pool #910147,
5.00%, 3/1/22	318	343
Pool #910338,
5.54%, 3/1/37	54	57
Pool #912414,
4.50%, 1/1/22	396	423
Pool #914522,
5.65%, 3/1/37	22	24
Pool #915499,
5.00%, 3/1/37	818	900
Pool #915870,
7.00%, 4/1/37	92	105
Pool #918515,
5.00%, 6/1/37	619	669
Pool #919461,
5.82%, 4/1/37	47	50
Pool #920457,
4.09%, 8/1/36	19	20
Pool #920988,
2.12%, 11/1/36	13	13
Pool #923023,
2.13%, 1/1/37	378	391

NORTHERN FUNDS QUARTERLY REPORT    33    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 37.3% (6) continued
Fannie Mae - 16.9% continued
Pool #923123,
5.00%, 4/1/36	$170	$184
Pool #923166,
7.50%, 1/1/37	108	130
Pool #928261,
4.50%, 3/1/36	328	350
Pool #928584,
6.50%, 8/1/37	1,333	1,493
Pool #928909,
6.00%, 12/1/37	16	17
Pool #928915,
6.00%, 11/1/37	141	156
Pool #930606,
4.00%, 2/1/39	3,538	3,720
Pool #931195,
4.50%, 5/1/24	1,253	1,336
Pool #931665,
4.50%, 7/1/24	3,198	3,410
Pool #932023,
5.00%, 1/1/38	1,014	1,097
Pool #932741,
4.50%, 4/1/40	1,569	1,688
Pool #934466,
5.50%, 9/1/23	939	1,020
Pool #940623,
5.50%, 8/1/37	460	501
Pool #943388,
6.00%, 6/1/37	1,346	1,484
Pool #943617,
6.00%, 8/1/37	1,113	1,235
Pool #945876,
5.50%, 8/1/37	260	284
Pool #946527,
7.00%, 9/1/37	228	260
Pool #947216,
6.00%, 10/1/37	334	371
Pool #949391,
5.50%, 8/1/22	58	62
Pool #953018,
6.50%, 10/1/37	1,053	1,179
Pool #953910,
6.00%, 11/1/37	655	722
Pool #955771,
6.50%, 10/1/37	1,096	1,227
Pool #959604,
6.50%, 11/1/37	162	182
Pool #959880,
5.50%, 11/1/37	519	566
Pool #962687,
5.00%, 4/1/38	1,348	1,457
Pool #963735,
4.50%, 6/1/23	393	420
Pool #965389,
6.00%, 10/1/23	479	518
Pool #966660,
6.00%, 12/1/37	34	38
Pool #968037,
6.00%, 1/1/38	931	1,026
Pool #969632,
6.50%, 1/1/38	303	339
Pool #970013,
4.50%, 6/1/38	733	781
Pool #971734,
4.50%, 4/1/37	330	351
Pool #972452,
5.50%, 3/1/38	1,955	2,130
Pool #975365,
5.00%, 6/1/23	309	332
Pool #976699,
5.00%, 4/1/28	211	228
Pool #976963,
5.50%, 2/1/38	8,604	9,395
Pool #981704,
5.00%, 6/1/23	1,096	1,180
Pool #981823,
4.98%, 6/1/38	300	320
Pool #981854,
5.50%, 7/1/38	1,741	1,898
Pool #984075,
4.50%, 6/1/23	437	466
Pool #986760,
5.50%, 7/1/38	3,608	3,962
Pool #987114,
5.50%, 9/1/23	106	116
Pool #987115,
5.50%, 9/1/23	272	296
Pool #992472,
6.00%, 10/1/38	402	443

FIXED INCOME FUNDS    34    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 37.3% (6) continued
Fannie Mae - 16.9% continued
Pool #992491,
4.50%, 10/1/23	$313	$334
Pool #993055,
5.50%, 12/1/38	606	661
Pool #995018,
5.50%, 6/1/38	901	983
Pool #995266,
5.00%, 12/1/23	2,784	2,996
Pool #995879,
6.00%, 4/1/39	1,203	1,325
Pool #AA0451,
6.00%, 12/1/23	96	103
Pool #AA2939,
4.50%, 4/1/39	1,949	2,113
Pool #AA4482,
4.00%, 4/1/39	3,106	3,282
Pool #AA4562,
4.50%, 9/1/39	1,518	1,646
Pool #AA8978,
4.50%, 7/1/39	411	442
Pool #AA9357,
4.50%, 8/1/39	3,298	3,513
Pool #AB1048,
4.50%, 5/1/40	3,198	3,424
Pool #AB2067,
3.50%, 1/1/41	2,408	2,480
Pool #AB2092,
4.00%, 1/1/41	973	1,025
Pool #AB2272,
4.50%, 2/1/41	1,807	1,960
Pool #AB2693,
4.50%, 4/1/41	1,229	1,314
Pool #AB2768,
4.50%, 4/1/41	1,863	1,999
Pool #AB3246,
5.00%, 7/1/41	1,332	1,448
Pool #AC2947,
5.50%, 9/1/39	2,950	3,229
Pool #AC2969,
5.00%, 9/1/39	7,770	8,481
Pool #AC3263,
4.50%, 9/1/29	839	898
Pool #AC3312,
4.50%, 10/1/39	4,100	4,367
Pool #AC4861,
4.50%, 11/1/24	1,704	1,834
Pool #AC5040,
4.00%, 10/1/24	1,253	1,322
Pool #AC6118,
4.50%, 11/1/39	1,327	1,413
Pool #AC6742,
4.50%, 1/1/40	3,535	3,802
Pool #AC9581,
5.50%, 1/1/40	3,859	4,269
Pool #AD0585,
4.50%, 12/1/39	1,647	1,790
Pool #AD0639,
6.00%, 12/1/38	1,398	1,541
Pool #AD5241,
4.50%, 7/1/40	2,013	2,144
Pool #AD5525,
5.00%, 6/1/40	1,729	1,880
Pool #AD5556,
4.00%, 6/1/25	1,301	1,373
Pool #AD7859,
5.00%, 6/1/40	1,265	1,368
Pool #AE0289,
3.60%, 5/1/40	808	846
Pool #AE0891,
3.71%, 1/1/41	890	934
Pool #AE0971,
4.00%, 5/1/25	851	898
Pool #AE1807,
4.00%, 10/1/40	6,807	7,157
Pool #AE3873,
4.50%, 10/1/40	829	883
Pool #AE5436,
4.50%, 10/1/40	1,171	1,247
Pool #AE5767,
3.30%, 5/1/41	628	657
Pool #AH0525,
4.00%, 12/1/40	3,791	3,985
Pool #AH1295,
3.50%, 1/1/26	1,397	1,472
Pool #AH2488,
3.30%, 2/1/41	813	845
Pool #AH3226,
5.00%, 2/1/41	555	601

NORTHERN FUNDS QUARTERLY REPORT    35    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 37.3% (6) continued
Fannie Mae - 16.9% continued
Pool #AH4158,
4.00%, 1/1/41	$903	$949
Pool #AH5614,
3.50%, 2/1/26	1,400	1,475
Pool #AH8854,
4.50%, 4/1/41	986	1,055
Pool #AI1247,
4.00%, 4/1/26	1,118	1,181
Pool #AI3470,
4.50%, 6/1/41	1,866	1,988
Pool #AI4361,
3.03%, 9/1/41	495	516
Pool #AI4380,
2.94%, 11/1/41	499	519
Pool #AI5539,
3.50%, 6/1/41	436	458
Pool #AI5603,
4.50%, 7/1/41	952	1,014
Pool #AI9555,
4.00%, 9/1/41	3,342	3,515
Pool #AI9828,
2.89%, 11/1/41	499	517
Pool #AJ2001,
3.16%, 10/1/41	497	517
Pool #AJ4093,
3.50%, 10/1/26	493	516
Pool #AJ6086,
3.00%, 12/1/26	996	1,030
Pool #AL0354,
5.23%, 7/1/36	987	1,063
Pool #AL0442,
5.50%, 6/1/40	965	1,054
Pool #AL0766,
4.00%, 9/1/41	3,459	3,657
Pool #MA0361,
4.00%, 3/1/30	1,426	1,507
Pool #MA0667,
4.00%, 3/1/31	1,873	1,979
Pool #MA0706,
4.50%, 4/1/31	2,738	2,928
Pool #MA0711,
3.50%, 4/1/31	954	992
Pool #MA0720,
5.00%, 4/1/31	942	1,018
Pool TBA,
3.50%, 1/13/12(1)	5,500	5,656
4.50%, 1/21/21(1)	1,500	1,599
3.50%, 1/15/26(1)	8,800	9,202
4.00%, 1/15/40(1)	18,470	19,402
4.50%, 1/15/40(1)	27,120	28,857
5.50%, 1/15/40(1)	5,700	6,207
6.00%, 1/15/40(1)	1,100	1,211
3.00%, 12/31/40(1)	4,400	4,544
5.00%, 12/31/40(1)	18,250	19,716

		393,278

Federal Farm Credit Bank - 0.1%
2.63%, 4/17/14	1,400	1,467

Federal Home Loan Bank - 1.2%
3.38%, 2/27/13	3,750	3,882
1.88%, 6/21/13	5,000	5,112
4.00%, 9/6/13	2,000	2,121
3.63%, 10/18/13	2,800	2,959
0.38%, 11/27/13	2,500	2,497
5.50%, 8/13/14	1,000	1,127
5.13%, 10/19/16	5,450	6,442
4.75%, 12/16/16	4,200	4,935

		29,075

Freddie Mac - 4.8%
4.50%, 1/15/13	3,300	3,445
0.50%, 9/6/13	2,300	2,297
0.50%, 10/15/13	3,000	2,996
0.38%, 10/30/13	5,000	4,994
0.38%, 11/27/13	2,000	1,997
4.50%, 1/15/14	7,000	7,560
3.00%, 7/28/14	1,000	1,061
0.75%, 11/25/14	3,000	3,005
4.38%, 7/17/15	900	1,012
5.25%, 4/18/16	500	589
2.50%, 5/27/16	4,000	4,236
2.00%, 8/25/16	5,000	5,199
5.00%, 2/16/17	500	590
5.13%, 11/17/17	2,500	3,010
4.88%, 6/13/18	1,000	1,205
3.75%, 3/27/19	1,000	1,142
6.75%, 3/15/31	200	301
Pool #1B2125,
2.38%, 3/1/35	438	461

FIXED INCOME FUNDS    36    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 37.3% (6) continued
Freddie Mac - 4.8% continued
Pool #1B2934,
2.51%, 3/1/36	$672	$710
Pool #1B3264,
6.02%, 2/1/37	186	202
Pool #1B7328,
5.77%, 4/1/37	71	75
Pool #1B7359,
5.84%, 5/1/37	92	95
Pool #1G0321,
2.48%, 9/1/35	140	148
Pool #1G0911,
2.49%, 4/1/36	300	316
Pool #1G1506,
5.51%, 1/1/37	74	80
Pool #1G1623,
5.70%, 4/1/37	104	113
Pool #1G1763,
2.55%, 11/1/35	53	56
Pool #1G1790,
3.03%, 11/1/35	82	86
Pool #1G2620,
2.54%, 11/1/36	35	37
Pool #1G2638,
3.04%, 9/1/36	25	26
Pool #1G2675,
5.81%, 2/1/38	444	481
Pool #1G3611,
4.85%, 4/1/37	51	54
Pool #1H1348,
5.81%, 10/1/36	50	54
Pool #1H2569,
2.56%, 9/1/35	630	665
Pool #1H2605,
5.61%, 4/1/36	330	354
Pool #1J0345,
4.22%, 3/1/37	31	32
Pool #1J0355,
5.69%, 3/1/37	26	28
Pool #1J0365,
5.72%, 4/1/37	141	150
Pool #1J1390,
5.90%, 12/1/36	46	50
Pool #1J1634,
2.56%, 12/1/36	271	288
Pool #1L0078,
5.15%, 6/1/35	46	48
Pool #1L1214,
2.48%, 12/1/35	1,790	1,861
Pool #1L1480,
2.15%, 12/1/33	83	86
Pool #1N0243,
2.55%, 8/1/36	25	27
Pool #1N1746,
5.68%, 9/1/37	246	263
Pool #781274,
2.50%, 2/1/34	26	27
Pool #782905,
4.92%, 12/1/34	34	37
Pool #847755,
4.52%, 5/1/37	115	122
Pool #848626,
3.38%, 6/1/41	485	506
Pool #848639,
3.24%, 9/1/41	500	520
Pool TBA,
3.00%, 1/15/40(1)	1,500	1,548
4.00%, 1/15/40(1)	19,200	20,136
4.50%, 1/15/40(1)	15,578	16,505
5.00%, 1/15/40(1)	1,300	1,397
5.50%, 1/15/40(1)	10,650	11,555
6.00%, 1/15/40(1)	1,100	1,208
3.50%, 1/15/41(1)	2,300	2,361
3.50%, 12/31/49(1)	5,200	5,420

		112,827

Freddie Mac Gold - 6.8%
Pool #A16753,
5.00%, 11/1/33	201	217
Pool #A17665,
5.00%, 1/1/34	569	612
Pool #A27950,
5.50%, 11/1/34	1,904	2,074
Pool #A31136,
5.50%, 1/1/35	361	396
Pool #A39306,
5.50%, 11/1/35	1,553	1,690
Pool #A46224,
5.00%, 7/1/35	184	199

NORTHERN FUNDS QUARTERLY REPORT    37    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 37.3% (6) continued
Freddie Mac Gold - 6.8% continued
Pool #A48104,
5.00%, 1/1/36	$408	$443
Pool #A51296,
6.00%, 8/1/36	274	303
Pool #A54897,
6.50%, 8/1/36	175	198
Pool #A56110,
5.50%, 12/1/36	417	454
Pool #A58690,
6.00%, 3/1/37	67	74
Pool #A58718,
5.50%, 3/1/37	152	166
Pool #A59081,
5.50%, 4/1/37	2,186	2,375
Pool #A60942,
5.00%, 5/1/37	392	422
Pool #A61560,
5.50%, 10/1/36	2,547	2,787
Pool #A61573,
5.00%, 9/1/34	1,971	2,141
Pool #A61597,
5.50%, 12/1/35	239	260
Pool #A64474,
5.50%, 9/1/37	184	199
Pool #A67116,
7.00%, 10/1/37	87	100
Pool #A68761,
5.50%, 9/1/37	800	869
Pool #A69169,
4.50%, 12/1/37	689	731
Pool #A69303,
6.00%, 11/1/37	334	368
Pool #A73778,
5.00%, 2/1/38	1,187	1,277
Pool #A74134,
7.00%, 2/1/38	134	153
Pool #A78507,
5.00%, 6/1/38	3,042	3,303
Pool #A81606,
6.00%, 9/1/38	444	488
Pool #A81856,
7.00%, 9/1/38	81	92
Pool #A83008,
5.50%, 11/1/38	2,895	3,168
Pool #A84432,
4.50%, 2/1/39	547	580
Pool #A88476,
4.50%, 9/1/39	4,792	5,122
Pool #A88566,
5.00%, 9/1/39	2,849	3,093
Pool #A89346,
4.50%, 10/1/39	4,482	4,753
Pool #A90749,
4.50%, 1/1/40	2,411	2,574
Pool #A91541,
5.00%, 3/1/40	850	923
Pool #A91626,
4.50%, 3/1/40	1,414	1,526
Pool #A91942,
4.50%, 4/1/40	1,319	1,410
Pool #A94672,
4.50%, 10/1/40	1,964	2,083
Pool #A96296,
4.00%, 1/1/41	1,437	1,516
Pool #A96310,
4.00%, 1/1/41	973	1,025
Pool #A96995,
4.00%, 2/1/41	3,323	3,491
Pool #A97443,
4.50%, 3/1/41	1,543	1,636
Pool #B10630,
4.50%, 11/1/18	439	468
Pool #B17658,
4.50%, 1/1/20	19	20
Pool #B18502,
5.50%, 6/1/20	77	84
Pool #B18931,
4.50%, 3/1/20	62	66
Pool #C91009,
5.00%, 11/1/26	101	109
Pool #C91020,
5.50%, 3/1/27	183	198
Pool #C91247,
5.00%, 4/1/29	786	845
Pool #C91354,
4.00%, 1/1/31	1,861	1,963
Pool #C91370,
4.50%, 5/1/31	1,122	1,194

FIXED INCOME FUNDS    38    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 37.3% (6) continued
Freddie Mac Gold - 6.8% continued
Pool #C91402,
4.00%, 10/1/31	$1,488	$1,570
Pool #C91408,
3.50%, 11/1/31	997	1,036
Pool #D97197,
5.00%, 2/1/27	149	161
Pool #D97498,
6.00%, 12/1/27	378	415
Pool #D97524,
5.50%, 1/1/28	618	671
Pool #D97564,
5.00%, 1/1/28	483	518
Pool #D98301,
4.50%, 7/1/29	1,082	1,152
Pool #E99030,
4.50%, 9/1/18	756	806
Pool #G01907,
4.50%, 8/1/34	253	271
Pool #G01974,
5.00%, 12/1/35	2,778	2,990
Pool #G02064,
5.00%, 2/1/36	1,197	1,288
Pool #G02069,
5.50%, 3/1/36	234	254
Pool #G02386,
6.00%, 11/1/36	2,707	2,982
Pool #G02391,
6.00%, 11/1/36	76	83
Pool #G02540,
5.00%, 11/1/34	422	455
Pool #G02649,
6.00%, 1/1/37	128	142
Pool #G02702,
6.50%, 1/1/37	270	303
Pool #G02789,
6.00%, 4/1/37	6,422	7,063
Pool #G02911,
6.00%, 4/1/37	138	153
Pool #G02973,
6.00%, 6/1/37	305	336
Pool #G03121,
5.00%, 6/1/36	1,059	1,140
Pool #G03134,
5.50%, 8/1/36	425	462
Pool #G03176,
5.00%, 8/1/37	463	498
Pool #G03218,
6.00%, 9/1/37	359	395
Pool #G03351,
6.00%, 9/1/37	554	613
Pool #G03513,
6.00%, 11/1/37	848	932
Pool #G03600,
7.00%, 11/1/37	248	283
Pool #G03737,
6.50%, 11/1/37	4,598	5,169
Pool #G03992,
6.00%, 3/1/38	908	999
Pool #G04287,
5.00%, 5/1/38	1,220	1,312
Pool #G04459,
5.50%, 6/1/38	1,145	1,244
Pool #G04611,
6.00%, 7/1/38	2,035	2,248
Pool #G04650,
6.50%, 9/1/38	1,743	1,954
Pool #G04817,
5.00%, 9/1/38	821	884
Pool #G05082,
5.00%, 3/1/38	1,525	1,641
Pool #G05167,
4.50%, 2/1/39	2,087	2,213
Pool #G05725,
4.50%, 11/1/39	1,495	1,614
Pool #G05733,
5.00%, 11/1/39	1,533	1,664
Pool #G05870,
4.50%, 4/1/40	1,797	1,921
Pool #G05876,
4.50%, 4/1/40	3,916	4,238
Pool #G06767,
5.00%, 10/1/41	3,402	3,665
Pool #G08189,
7.00%, 3/1/37	92	105
Pool #G08192,
5.50%, 4/1/37	583	633
Pool #G08341,
5.00%, 4/1/39	7,845	8,438

NORTHERN FUNDS QUARTERLY REPORT    39    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 37.3% (6) continued
Freddie Mac Gold - 6.8% continued
Pool #G11776,
4.50%, 9/1/20	$142	$151
Pool #G12571,
4.00%, 1/1/22	376	398
Pool #G12673,
5.00%, 9/1/21	295	318
Pool #G12837,
4.50%, 4/1/22	458	487
Pool #G12868,
5.00%, 11/1/22	623	669
Pool #G12869,
5.00%, 9/1/22	533	574
Pool #G13136,
4.50%, 5/1/23	713	757
Pool #G13151,
6.00%, 3/1/23	551	600
Pool #G13201,
4.50%, 7/1/23	441	468
Pool #G13433,
5.50%, 1/1/24	444	480
Pool #G14168,
5.50%, 12/1/24	970	1,054
Pool #G14239,
4.00%, 9/1/26	8,995	9,455
Pool #G18220,
6.00%, 11/1/22	56	61
Pool #G30327,
4.50%, 1/1/27	103	111
Pool #J00991,
4.00%, 1/1/21	124	131
Pool #J02541,
4.00%, 9/1/20	128	136
Pool #J03041,
6.00%, 7/1/21	177	193
Pool #J03736,
5.50%, 11/1/21	207	226
Pool #J05307,
4.50%, 8/1/22	119	126
Pool #J06175,
5.00%, 5/1/21	122	131
Pool #J06465,
6.00%, 11/1/22	58	64
Pool #J06476,
5.50%, 11/1/22	176	191
Pool #J08098,
5.50%, 6/1/23	130	141
Pool #J08202,
5.00%, 7/1/23	313	336
Pool #J08454,
5.00%, 8/1/23	670	718
Pool #J08913,
5.50%, 10/1/23	147	160
Pool #J09148,
5.00%, 12/1/23	440	472
Pool #J09305,
5.00%, 2/1/24	600	649
Pool #J09463,
5.00%, 3/1/24	467	504
Pool #J11136,
4.00%, 11/1/24	340	357
Pool #J12098,
4.50%, 4/1/25	3,476	3,686
Pool #J14808,
3.50%, 3/1/26	2,082	2,186
Pool #J17055,
3.00%, 11/1/26	1,488	1,539
Pool #J17232,
3.00%, 11/1/26	996	1,031
Pool #Q02211,
4.50%, 7/1/41	1,641	1,749
Pool #Q04649,
3.50%, 11/1/41	998	1,025

		158,486

Government National Mortgage Association - 3.3%
Pool TBA,
5.00%, 1/1/34(1)	15,800	17,469
5.50%, 1/1/34(1)	1,000	1,121
4.00%, 1/1/40(1)	9,100	9,733
4.00%, 1/15/40(1)	10,500	11,263
4.50%, 1/15/40(1)	7,200	7,845
4.50%, 1/15/40(1)	21,800	23,741
5.00%, 1/15/40(1)	2,000	2,215
3.50%, 12/31/40(1)	1,500	1,566
3.50%, 12/31/49(1)	1,000	1,041

		75,994

FIXED INCOME FUNDS    40    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 37.3% (6) continued
Government National Mortgage Association I - 2.4%
Pool #510835,
5.50%, 2/15/35	$182	$205
Pool #597889,
5.50%, 6/15/33	645	734
Pool #614169,
5.00%, 7/15/33	242	269
Pool #617739,
6.00%, 10/15/37	112	127
Pool #634431,
6.00%, 9/15/34	52	59
Pool #641416,
5.50%, 4/15/35	362	409
Pool #646341,
6.00%, 11/15/36	161	183
Pool #648538,
5.00%, 12/15/35	492	547
Pool #651753,
5.50%, 3/15/36	139	156
Pool #658560,
6.50%, 8/15/36	601	686
Pool #661917,
7.00%, 4/15/37	99	116
Pool #670114,
6.50%, 7/15/37	102	116
Pool #675211,
6.50%, 3/15/38	208	237
Pool #675484,
5.50%, 6/15/38	776	872
Pool #676360,
6.50%, 10/15/37	113	129
Pool #682899,
6.00%, 9/15/40	1,339	1,521
Pool #687824,
5.50%, 8/15/38	1,022	1,148
Pool #687900,
5.00%, 9/15/38	393	436
Pool #687901,
5.00%, 9/15/38	973	1,079
Pool #688461,
6.00%, 5/15/38	730	827
Pool #692309,
6.00%, 1/15/39	382	433
Pool #697645,
5.50%, 10/15/38	726	815
Pool #698336,
4.50%, 5/15/39	4,861	5,313
Pool #699277,
6.00%, 9/15/38	351	398
Pool #700972,
5.50%, 11/15/38	409	460
Pool #701196,
6.00%, 10/15/38	475	538
Pool #703677,
5.50%, 6/15/39	708	795
Pool #704185,
5.50%, 1/15/39	628	705
Pool #710130,
7.00%, 1/15/39	136	159
Pool #717175,
4.50%, 6/15/39	2,138	2,341
Pool #719262,
5.00%, 8/15/40	707	787
Pool #723231,
4.00%, 10/15/39	848	911
Pool #723339,
5.00%, 9/15/39	794	885
Pool #726085,
4.00%, 11/15/24	746	802
Pool #728629,
4.50%, 1/15/40	2,627	2,876
Pool #733663,
4.50%, 5/15/40	4,472	4,879
Pool #737286,
4.50%, 5/15/40	1,841	2,016
Pool #738134,
3.50%, 4/15/26	953	1,018
Pool #738247,
4.50%, 4/15/41	1,802	1,965
Pool #745215,
4.00%, 7/15/25	768	825
Pool #768800,
4.50%, 6/15/41	487	531
Pool #781939,
6.00%, 7/15/34	995	1,126
Pool #782131,
5.50%, 12/15/36	399	450
Pool #782150,
5.50%, 4/15/37	402	453

NORTHERN FUNDS QUARTERLY REPORT    41    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 37.3% (6) continued
Government National Mortgage Association I - 2.4% continued
Pool #782259,
5.00%, 2/15/36	$584	$649
Pool #782272,
5.50%, 2/15/38	915	1,029
Pool #782498,
6.00%, 12/15/38	472	536
Pool #782565,
5.00%, 2/15/39	9,113	10,127
Pool #782584,
5.00%, 3/15/39	870	965
Pool #782675,
4.50%, 6/15/24	639	689
Pool #782831,
6.00%, 12/15/39	319	362

		55,694

Government National Mortgage Association II - 1.7%
Pool #3570,
6.00%, 6/20/34	209	237
Pool #3665,
5.50%, 1/20/35	662	748
Pool #3852,
6.00%, 5/20/36	144	163
Pool #3879,
6.00%, 7/20/36	504	572
Pool #3910,
6.00%, 10/20/36	257	291
Pool #3994,
5.00%, 6/20/37	230	255
Pool #4018,
6.50%, 8/20/37	512	584
Pool #4026,
5.00%, 9/20/37	284	315
Pool #4027,
5.50%, 9/20/37	153	172
Pool #4040,
6.50%, 10/20/37	111	127
Pool #4098,
5.50%, 3/20/38	855	960
Pool #4116,
6.50%, 4/20/38	227	259
Pool #4170,
6.00%, 6/20/38	612	692
Pool #4194,
5.50%, 7/20/38	1,920	2,155
Pool #4243,
5.00%, 9/20/38	537	595
Pool #4244,
5.50%, 9/20/38	505	566
Pool #4245,
6.00%, 9/20/38	296	334
Pool #4269,
6.50%, 10/20/38	289	329
Pool #4290,
5.50%, 11/20/38	377	423
Pool #4344,
6.00%, 1/20/39	509	575
Pool #4345,
6.50%, 1/20/39	309	352
Pool #4425,
5.50%, 4/20/39	787	883
Pool #4559,
5.00%, 10/20/39	1,750	1,938
Pool #4561,
6.00%, 10/20/39	958	1,085
Pool #4617,
4.50%, 1/20/40	427	466
Pool #4619,
5.50%, 1/20/40	1,427	1,602
Pool #4713,
4.50%, 6/20/40	1,339	1,464
Pool #4747,
5.00%, 7/20/40	1,261	1,395
Pool #4923,
4.50%, 1/20/41	917	1,002
Pool #5050,
4.00%, 5/20/26	1,201	1,290
Pool #5081,
4.00%, 6/20/41	1,740	1,865
Pool #5082,
4.50%, 6/20/41	1,909	2,086
Pool #5114,
4.00%, 7/20/41	1,274	1,366
Pool #5175,
4.50%, 9/20/41	989	1,081
Pool #5203,
4.00%, 10/20/41	1,493	1,600
Pool #5232,
3.50%, 11/20/41	998	1,041

FIXED INCOME FUNDS    42    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 37.3% (6) continued
Government National Mortgage Association II - 1.7% continued
Pool #654804,
6.00%, 5/20/36	$203	$230
Pool #737602,
4.00%, 11/20/40	951	1,022
Pool #752757,
4.50%, 11/20/40	1,453	1,597
Pool #755677,
4.00%, 12/20/40	960	1,031
Pool #782433,
6.00%, 10/20/38	999	1,131
Pool #82579,
3.50%, 7/20/40	873	922
Pool #82737,
3.00%, 2/20/41	944	985
Pool #82793,
2.50%, 4/20/41	977	1,008
Pool #82857,
3.00%, 6/20/41	488	508
Pool #82960,
3.50%, 10/20/41	498	526

		39,828

Tennessee Valley Authority - 0.1%
5.50%, 7/18/17	600	731
5.25%, 9/15/39	1,650	2,106

		2,837

Total U.S. Government Agencies (Cost $836,635)		869,486

U.S. GOVERNMENT OBLIGATIONS - 35.3%
U.S. Treasury Bonds - 6.6%
8.75%, 8/15/20	450	710
7.88%, 2/15/21	1,550	2,365
8.00%, 11/15/21	1,125	1,758
7.13%, 2/15/23	2,000	3,025
6.25%, 8/15/23	11,550	16,531
7.63%, 2/15/25	165	267
6.00%, 2/15/26	11,750	16,935
6.13%, 11/15/27	7,000	10,404
6.25%, 5/15/30	6,000	9,279
5.38%, 2/15/31	1,000	1,425
4.50%, 2/15/36	475	622
4.75%, 2/15/37	6,335	8,605
5.00%, 5/15/37	4,575	6,437
4.38%, 2/15/38	8,890	11,493
4.50%, 5/15/38	1,700	2,240
3.50%, 2/15/39	6,000	6,749
4.25%, 5/15/39	11,250	14,312
4.50%, 8/15/39	8,000	10,581
4.38%, 11/15/39	7,000	9,088
4.63%, 2/15/40	7,250	9,779
4.38%, 5/15/40	1,000	1,299
3.88%, 8/15/40	9,000	10,789

		154,693

U.S. Treasury Notes - 28.7%
1.38%, 4/15/12	29,000	29,110
4.25%, 9/30/12	2,250	2,319
3.38%, 11/30/12	1,000	1,029
3.63%, 12/31/12	3,500	3,621
0.63%, 1/31/13	5,000	5,024
2.88%, 1/31/13	9,500	9,776
1.38%, 3/15/13	25,000	25,356
3.13%, 4/30/13	4,000	4,154
1.13%, 6/15/13	25,000	25,329
3.38%, 7/31/13	8,000	8,396
0.75%, 8/15/13	15,000	15,125
4.25%, 8/15/13	425	452
3.13%, 8/31/13	2,000	2,095
3.13%, 9/30/13	9,700	10,184
2.75%, 10/31/13	17,500	18,292
2.00%, 11/30/13	4,700	4,855
1.00%, 1/15/14	30,000	30,443
1.75%, 3/31/14	5,000	5,164
1.88%, 4/30/14	15,000	15,544
2.63%, 6/30/14	10,500	11,097
2.63%, 7/31/14	3,000	3,176
2.38%, 8/31/14	2,500	2,634
2.38%, 9/30/14	17,000	17,936
2.38%, 10/31/14	30,000	31,690
2.13%, 11/30/14	5,000	5,252
2.63%, 12/31/14	25,000	26,664
2.25%, 1/31/15	8,000	8,451
4.00%, 2/15/15	2,000	2,221
2.50%, 3/31/15	24,000	25,590
1.75%, 7/31/15	10,000	10,438
4.50%, 11/15/15	2,000	2,299
2.13%, 12/31/15	5,000	5,303
2.13%, 2/29/16	5,000	5,305

NORTHERN FUNDS QUARTERLY REPORT    43    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 35.3% continued
U.S. Treasury Notes - 28.7% continued
5.13%, 5/15/16	$3,000	$3,570
3.25%, 6/30/16	10,000	11,106
1.50%, 7/31/16	5,000	5,169
1.00%, 8/31/16	10,000	10,109
1.00%, 9/30/16	25,000	25,258
1.00%, 10/31/16	5,000	5,048
4.63%, 11/15/16	2,600	3,070
0.88%, 11/30/16	30,000	30,091
4.63%, 2/15/17	500	593
3.13%, 4/30/17	7,000	7,796
4.50%, 5/15/17	1,850	2,194
4.75%, 8/15/17	2,400	2,890
4.25%, 11/15/17	2,950	3,484
3.50%, 2/15/18	6,250	7,126
3.88%, 5/15/18	3,300	3,849
4.00%, 8/15/18	20,750	24,438
3.75%, 11/15/18	2,300	2,676
2.75%, 2/15/19	13,000	14,238
3.63%, 8/15/19	3,000	3,475
3.38%, 11/15/19	18,000	20,519
3.50%, 5/15/20	5,000	5,752
2.63%, 8/15/20	8,000	8,628
2.63%, 11/15/20	28,000	30,144
3.63%, 2/15/21	10,000	11,610
2.13%, 8/15/21	51,000	52,307

		669,464

Total U.S. Government Obligations (Cost $762,252)		824,157

MUNICIPAL BONDS - 0.9%
Arizona - 0.0%
Phoenix Taxable G.O. Unlimited Bonds, Series A, Build America Bonds,
5.27%, 7/1/34	100	115
Salt River Project Agricultural Improvement & Power District Electric System Revenue Bonds, Build America Bonds,
4.84%, 1/1/41	110	123

		238

California - 0.3%
Bay Area Toll Authority Bridge Revenue Bonds, Series F-2, Build America Bonds,
6.26%, 4/1/49	425	552
Bay Area Toll Authority Bridge Revenue Bonds, Series S1, Build America Bonds,
7.04%, 4/1/50	150	199
Bay Area Toll Authority Bridge TRB, Series S-3, Build America Bonds,
6.91%, 10/1/50	150	196
California State G.O. Unlimited Bonds, Build America Bonds,
7.70%, 11/1/30	135	153
7.30%, 10/1/39	920	1,096
7.60%, 11/1/40	300	371
California State Public Works Board Lease Revenue Bonds, Series G-2, Build America Bonds,
8.36%, 10/1/34	50	58
California State Taxable G.O. Unlimited Bonds, Build America Bonds,
7.63%, 3/1/40	405	501
California State Taxable Various Purpose G.O. Unlimited Bonds,
6.20%, 3/1/19	200	226
California State Various Purpose Taxable G.O. Unlimited Bonds, Build America Bonds,
7.55%, 4/1/39	585	716
East Bay Municipal Utility District Water System Revenue Bonds, Build America Bonds,
5.87%, 6/1/40	300	374
Los Angeles Community College District G.O. Unlimited Bonds, Build America Bonds,
6.75%, 8/1/49	150	196
Los Angeles Department of Airports TRB, Build America Bonds,
6.58%, 5/15/39	250	302
Los Angeles Unified School District G.O. Unlimited Bonds, Build America Bonds,
6.76%, 7/1/34	290	363
Los Angeles Unified School District Taxable G.O. Unlimited Bonds, Series KR, Build America Bonds,
5.75%, 7/1/34	335	371
Metropolitan Water District of Southern California TRB, Series A, Build America Bonds,
6.95%, 7/1/40	100	118

FIXED INCOME FUNDS    44    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.9% continued
California - 0.3% continued
San Diego County Water Authority Financing Agency Revenue Bonds, Series B, Build America Bonds,
6.14%, 5/1/49	$100	$128
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Build America Bonds,
6.95%, 11/1/50	75	98
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Series B, Build America Bonds,
6.00%, 11/1/40	250	291
University of California Revenue Bonds, Build America Bonds,
5.95%, 5/15/45	150	174
University of California Revenue Bonds, Build America Bonds, Regents University,
6.27%, 5/15/31	200	220

		6,703

Colorado - 0.0%
Denver City & County G.O. Unlimited Bonds, Build America Bonds,
5.65%, 8/1/30	250	282
Denver City & County School District No. 1 Taxable G.O. Unlimited Bonds, Series C, Build America Bonds (State Aid Withholding),
5.66%, 12/1/33	50	59

		341

Connecticut - 0.0%
Connecticut State G.O. Unlimited Bonds, Build America Bonds,
5.63%, 12/1/29	165	196
Connecticut State G.O. Unlimited Bonds, Series A,
5.85%, 3/15/32	300	366

		562

District of Columbia - 0.0%
District of Columbia Income Tax Secured Revenue Bonds, Series E, Build America Bonds,
5.59%, 12/1/34	30	37

Georgia - 0.0%
Municipal Electric Authority Plant Vogtle Units TRB, Build America Bonds,
6.64%, 4/1/57	70	74
6.66%, 4/1/57	100	102
Municipal Electric Authority Plant Vogtle TRB, Build America Bonds,
7.06%, 4/1/57	300	310

		486

Illinois - 0.1%
Chicago Board of Education G.O. Unlimited Bonds, Qualified School Construction Bonds,
6.32%, 11/1/29	160	177
Chicago Taxable G.O. Unlimited Bonds, Project C1,
7.78%, 1/1/35	100	121
Chicago Transit Authority Sales & Transfer Tax Receipts Pension Funding TRB, Series A,
6.90%, 12/1/40	300	354
Chicago Transit Authority Sales Tax Receipts Revenue Bonds, Series B, Build America Bonds,
6.20%, 12/1/40	140	157
Illinois State G.O. Unlimited Bonds, Build America Bonds,
6.63%, 2/1/35	750	784
Illinois State Taxable G.O. Unlimited Bonds,
4.42%, 1/1/15	100	104
Illinois State Taxable Pension G.O. Unlimited Bonds,
5.10%, 6/1/33	1,025	936

		2,633

Massachusetts - 0.0%
Massachusetts State G.O. Limited Bonds, Series D, Build America Bonds,
4.50%, 8/1/31	250	265

Mississippi - 0.0%
Mississippi State Taxable G.O. Unlimited Bonds, Series F, Build America Bonds,
5.25%, 11/1/34	100	114

Nevada - 0.0%
Clark County Airport Revenue Bonds, Series B, Build America Bonds,
6.88%, 7/1/42	355	396
Clark County Airport System TRB, Series C, Build America Bonds,
6.82%, 7/1/45	200	254

		650

NORTHERN FUNDS QUARTERLY REPORT    45    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.9% continued
New Jersey - 0.1%
New Jersey EDA State Pension Funding Revenue Bonds, Series A (NATL-RE Insured),
7.43%, 2/15/29	$100	$122
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series B, Build America Bonds,
6.56%, 12/15/40	100	130
New Jersey State Transportation Trust Fund Authority TRB, Series C, Build America Bonds,
6.10%, 12/15/28	300	323
New Jersey State Turnpike Authority TRB, Series A, Build America Bonds,
7.10%, 1/1/41	425	584
New Jersey State Turnpike Authority TRB, Series F, Build America Bonds,
7.41%, 1/1/40	125	178
Rutgers State University TRB, Series H, Build America Bonds (G.O. of University Insured),
5.67%, 5/1/40	145	172

		1,509

New York - 0.2%
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Build America Bonds,
7.34%, 11/15/39	75	105
Metropolitan Transportation Authority Revenue Bonds, Build America Bonds,
6.67%, 11/15/39	250	310
Metropolitan Transportation Authority TRB, Build America Bonds,
6.69%, 11/15/40	100	121
Metropolitan Transportation Authority TRB, Series E, Build America Bonds,
6.81%, 11/15/40	60	75
New York City G.O. Unlimited Bonds, Build America Bonds,
5.52%, 10/1/37	100	114
New York City G.O. Unlimited Bonds, Series H-1, Build America Bonds,
5.85%, 6/1/40	85	101
New York City Municipal Finance Authority Water & Sewer System Revenue Bonds, Build America Bonds,
5.75%, 6/15/41	200	245
5.72%, 6/15/42	250	302
New York City Taxable G.O. Unlimited Bonds, Series F-1, Build America Bonds,
6.65%, 12/1/31	225	263
New York City Transitional Finance Authority TRB, Build America Bonds, Future Tax Secured,
5.77%, 8/1/36	300	353
New York State Dormitory Authority Personal Income TRB, Build America Bonds,
5.60%, 3/15/40	250	299
New York State Dormitory Authority Personal Income TRB, Series F, Build America Bonds,
5.63%, 3/15/39	75	87
New York State Urban Development Corp. TRB, Build America Bonds,
5.77%, 3/15/39	100	119
Port Authority of New York & New Jersey Consolidated 164th TRB (G.O. of Authority Insured),
5.65%, 11/1/40	350	397
Port Authority of New York & New Jersey Consolidated 168th Revenue Bonds (G.O. of Authority Insured),
4.93%, 10/1/51	250	261

		3,152

Ohio - 0.1%
American Municipal Power-Ohio, Inc. Revenue Bonds, Subseries B, Build America Bonds,
6.45%, 2/15/44	200	221
American Municipal Power-Ohio, Inc. TRB, Series B, Combined Hydroelectric Projects,
8.08%, 2/15/50	300	421
Northeast Regional Sewer District Improvement TRB, Build America Bonds,
6.04%, 11/15/40	145	161
Ohio State University TRB, Series C, Build America Bonds,
4.91%, 6/1/40	190	218
Ohio State Water Quality Development Authority Pollution Control TRB, Series B-2, Loan Fund,
4.88%, 12/1/34	90	102

		1,123

FIXED INCOME FUNDS    46    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.9% continued
Oregon - 0.0%
Oregon State Department of Transportation Highway User TRB, Series A, Sub Lien, Build America Bonds,
5.83%, 11/15/34	$200	$245

Pennsylvania - 0.0%
State Public School Building Authority TRB, Series A, Qualified School Construction Bonds,
5.00%, 9/15/27	200	210

Tennessee - 0.0%
Metropolitan Government of Nashville & Davidson County Convention Center Authority TRB, Series B, Build America Bonds,
6.73%, 7/1/43	100	120

Texas - 0.1%
Dallas Area Rapid Transit Sales TRB, Build America Bonds,
5.02%, 12/1/48	180	206
Dallas Independent School District Taxable G.O. Unlimited Bonds, Series C, Build America Bonds (PSF Gtd.),
6.45%, 2/15/35	200	236
Houston Taxable Refunding G.O. Limited Bonds, Series A, Pension Obligation,
6.29%, 3/1/32	300	363
North Texas Tollway Authority TRB, Series B, Build America Bonds,
6.72%, 1/1/49	125	155
San Antonio Electric & Gas Revenue Bonds, Build America Bonds,
5.99%, 2/1/39	200	254
Texas State Transportation Commission Taxable G.O. Unlimited Bonds, Build America Bonds,
5.52%, 4/1/39	200	249
Texas State Transportation Commission TRB, Series B, First Tier,
5.18%, 4/1/30	300	354
University of Texas Revenue Bonds, Series C, Build America Bonds,
4.79%, 8/15/46	100	114
University of Texas Revenue Bonds, Series D, Build America Bonds,
5.13%, 8/15/42	190	231

		2,162

Utah - 0.0%
Utah State G.O. Unlimited Bonds, Series B, Build America Bonds,
3.54%, 7/1/25	95	101

Washington - 0.0%
Central Puget Sound Regional Transportation Authority Sales & Use TRB, Build America Bonds,
5.49%, 11/1/39	80	96
Washington State G.O. Unlimited Bonds, Series F, Build America Bonds,
5.14%, 8/1/40	100	116

		212

Total Municipal Bonds (Cost $18,188)		20,863

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 10.9%
Northern Institutional Funds - Diversified Assets Portfolio (7) (8)	253,495,841	$253,496

Total Investment Companies (Cost $253,496)		253,496

Total Investments - 109.4% (Cost $2,406,111)		2,551,086

Liabilities less Other Assets - (9.4)%		(218,603)

NET ASSETS - 100.0%		$2,332,483

(1)	When-Issued Security.
(2)	Century bond expiring in 2111.
(3)	Issuer has defaulted on terms of debt obligation.
(4)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(5)	Zero coupon bond reflects effective yield on the date of purchase.
(6)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.

NORTHERN FUNDS QUARTERLY REPORT    47    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

(8)	At March 31, 2011, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $213,324,000 with net purchases of approximately $ 40,172,000 during the nine months ended December 31, 2011.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2011, the quality distribution for the Bond Index Fund was:

QUALITY DISTRIBUTION*	% OF LONG-TERM INVESTMENTS
Aaa	68.3%
Aa	5.0
A	9.7
Baa	7.1
Cash Equivalents	9.9

Total	100%

*	Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s, and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Moody’s nomenclature, range from Aaa (judged to be of the highest quality, with minimal credit risk) to C (the lowest rated class of bonds, typically in default, with little prospect for recovery of principal or interest). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Federal Tax Information:

At December 31, 2011, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$2,406,151

Gross tax appreciation of investments	$147,205
Gross tax depreciation of investments	(2,270)

Net tax appreciation of investments	$144,935

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Bond Index Fund’s investments, which are carried at fair value, as of December 31, 2011:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities	$—	$50,984	(1)	$—	$50,984
Corporate Bonds	—	367,952	(1)	—	367,952
Foreign Issuer Bonds	—	164,148	(1)	—	164,148
U.S. Government Agencies	—	869,486	(1)	—	869,486
U.S. Government Obligations	—	824,157	(1)	—	824,157
Municipal Bonds	—	20,863	(1)	—	20,863
Investment Companies	253,496	—		—	253,496

Total Investments	$253,496	$2,297,590		$—	$2,551,086

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At December 31, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

EDA - Economic Development Authority

G.O. - General Obligation

Gtd. - Guaranteed

NATL-RE - National Public Finance Gurantee Corporation

PSF - Permanent School Fund

TRB - Tax Revenue Bonds

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a pecentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, or, for floating rate securities, the current reset rate or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security, or the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

FIXED INCOME FUNDS    48    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND	DECEMBER 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 2.9%
Commercial Mortgage-Backed Securities - 2.9%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2004-5, Class A4,
4.94%, 11/10/41	$445	$473
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-4, Class A2,
5.52%, 7/10/46	539	539
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-5, Class A2,
5.32%, 9/10/47	7,030	7,105
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-5, Class A4,
5.41%, 9/10/47	4,515	4,879
Bear Stearns Commercial Mortgage Securities, Series 2003-PWR2, Class A4,
5.19%, 5/11/39	2,500	2,618
Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class A4,
5.41%, 12/11/40	7,000	7,705
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR8, Class A4,
4.67%, 6/11/41	3,525	3,792
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A2,
4.74%, 9/11/42	1,180	1,201
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A2,
4.63%, 3/15/46	4,809	4,868
LB-UBS Commercial Mortgage Trust, Series 2003-C3, Class A4,
4.17%, 5/15/32	1,500	1,542
LB-UBS Commercial Mortgage Trust, Series 2003-C8, Class A4,
5.12%, 11/15/32	10,530	11,069
LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A2,
5.08%, 2/15/31	1,583	1,600
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A2,
5.26%, 9/15/39	480	480

		47,871

Total Asset-Backed Securities (Cost $47,199)		47,871

CORPORATE BONDS - 28.7%
Aerospace/Defense - 0.2%
BE Aerospace, Inc.,
8.50%, 7/1/18	3,525	3,860

Agriculture - 1.0%
Altria Group, Inc.,
10.20%, 2/6/39	3,095	4,816
Bunge Ltd. Finance Corp.,
4.10%, 3/15/16	2,721	2,818
8.50%, 6/15/19	1,535	1,869
Lorillard Tobacco Co.,
8.13%, 6/23/19	5,875	6,998

		16,501

Auto Manufacturers - 0.4%
Nissan Motor Acceptance Corp.,
4.50%, 1/30/15(1) (2)	5,565	5,782

Auto Parts & Equipment - 0.2%
BorgWarner, Inc.,
4.63%, 9/15/20	2,750	2,922

Banks - 3.6%
Bank of America Corp.,
3.75%, 7/12/16	5,940	5,500
6.00%, 9/1/17	4,150	4,053
Capital One Capital V,
10.25%, 8/15/39	4,270	4,430
Citigroup, Inc.,
4.50%, 1/14/22	4,600	4,425
Goldman Sachs Group (The), Inc.,
3.63%, 2/7/16	2,500	2,416
5.63%, 1/15/17	2,475	2,427
6.25%, 2/1/41	4,485	4,400
JPMorgan Chase & Co.,
4.35%, 8/15/21	4,955	5,004
5.40%, 1/6/42	2,575	2,687

NORTHERN FUNDS QUARTERLY REPORT    49    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 28.7% continued
Banks - 3.6% continued
Morgan Stanley,
4.00%, 7/24/15	$4,125	$3,868
3.45%, 11/2/15	3,310	3,048
5.75%, 1/25/21	5,270	4,916
U.S. Bancorp,
2.20%, 11/15/16	3,650	3,685
Wells Fargo & Co.,
2.63%, 12/15/16	8,275	8,270

		59,129

Beverages - 0.1%
Dr Pepper Snapple Group, Inc.,
2.60%, 1/15/19	1,240	1,233

Biotechnology - 0.7%
Genzyme Corp.,
3.63%, 6/15/15	3,500	3,737
Gilead Sciences, Inc.,
4.50%, 4/1/21	3,370	3,573
Life Technologies Corp.,
5.00%, 1/15/21	3,250	3,401

		10,711

Chemicals - 0.7%
CF Industries, Inc.,
6.88%, 5/1/18	5,635	6,452
Dow Chemical (The) Co.,
4.13%, 11/15/21	1,000	1,026
FMC Corp.,
3.95%, 2/1/22	2,500	2,540
Lyondell Chemical Co.,
8.00%, 11/1/17	1,207	1,318

		11,336

Coal - 0.4%
Arch Coal, Inc.,
7.00%, 6/15/19(2)	2,085	2,126
Peabody Energy Corp.,
6.25%, 11/15/21(1) (2)	4,650	4,813

		6,939

Commercial Services - 0.6%
ERAC USA Finance LLC,
7.00%, 10/15/37(1) (2)	3,995	4,806
Hertz (The) Corp.,
7.50%, 10/15/18	4,800	5,016

		9,822

Computers - 0.2%
Hewlett-Packard Co.,
2.63%, 12/9/14	330	333
4.65%, 12/9/21	3,285	3,466

		3,799

Diversified Financial Services - 3.7%
American Express Credit Corp.,
2.80%, 9/19/16	5,290	5,316
Caterpillar Financial Services Corp.,
1.13%, 12/15/14	1,270	1,272
Countrywide Financial Corp.,
6.25%, 5/15/16	3,485	3,283
FMR LLC,
6.45%, 11/15/39(1) (2)	7,515	8,061
Ford Motor Credit Co. LLC,
3.88%, 1/15/15	4,935	4,917
7.00%, 4/15/15	1,350	1,451
5.75%, 2/1/21	2,200	2,293
5.88%, 8/2/21	1,950	2,032
FUEL Trust,
4.21%, 4/15/16(2)	1,890	1,906
General Electric Capital Corp.,
2.95%, 5/9/16	2,510	2,582
4.63%, 1/7/21	3,750	3,890
5.30%, 2/11/21	3,525	3,768
Hyundai Capital America,
4.00%, 6/8/17(2)	1,670	1,652
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
7.75%, 1/15/16	6,375	6,614
International Lease Finance Corp.,
6.25%, 5/15/19	4,555	4,208
John Deere Capital Corp.,
2.00%, 1/13/17	1,900	1,928
JPMorgan Chase Capital XXVII,
7.00%, 11/1/39	5,375	5,409
Power Receivable Finance LLC,
6.29%, 1/1/12(1) (2)	74	74

		60,656

Electric - 1.4%
CMS Energy Corp.,
2.75%, 5/15/14	4,100	4,049
5.05%, 2/15/18	3,600	3,591
Duke Energy Corp.,
2.15%, 11/15/16	2,840	2,848

FIXED INCOME FUNDS    50    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 28.7% continued
Electric - 1.4% continued
Exelon Generation Co. LLC,
6.20%, 10/1/17	$5,290	$6,075
Ipalco Enterprises, Inc.,
5.00%, 5/1/18	4,025	3,944
NV Energy, Inc.,
6.25%, 11/15/20	2,815	2,917

		23,424

Electronics - 0.4%
Agilent Technologies, Inc.,
6.50%, 11/1/17	6,030	6,983

Food – 0.4%
Cargill, Inc.,
3.25%, 11/15/21(2)	240	241
Kellogg Co.,
1.88%, 11/17/16	1,500	1,506
SUPERVALU, Inc.,
8.00%, 5/1/16	4,695	4,848

		6,595

Forest Products & Paper - 0.2%
International Paper Co.,
4.75%, 2/15/22	3,500	3,720

Healthcare - Services - 0.4%
Cigna Corp.,
2.75%, 11/15/16	275	274
4.00%, 2/15/22	3,840	3,804
WellPoint, Inc.,
2.38%, 2/15/17	2,100	2,094

		6,172

Household Products/Wares - 0.2%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu,
8.75%, 10/15/16(2)	3,680	3,873

Insurance - 1.5%
Liberty Mutual Group, Inc.,
5.75%, 3/15/14(1) (2)	2,609	2,720
Metropolitan Life Global Funding I,
2.50%, 9/29/15(1) (2)	5,000	5,029
Pricoa Global Funding I,
5.45%, 6/11/14(1) (2)	4,965	5,366
Protective Life Corp.,
8.45%, 10/15/39	9,780	11,207

		24,322

Iron/Steel - 0.8%
Cliffs Natural Resources, Inc.,
4.88%, 4/1/21	2,690	2,680
Commercial Metals Co.,
7.35%, 8/15/18	6,644	6,279
Steel Dynamics, Inc.,
7.75%, 4/15/16	3,370	3,513

		12,472

Lodging - 0.3%
Hyatt Hotels Corp.,
6.88%, 8/15/19(1) (2)	4,580	5,111

Machinery - Diversified - 0.5%
Case New Holland, Inc.,
7.75%, 9/1/13	6,800	7,225

Media - 1.7%
Comcast Corp.,
4.95%, 6/15/16	1,910	2,115
6.40%, 5/15/38	5,400	6,488
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
7.63%, 5/15/16	3,000	3,184
5.20%, 3/15/20	2,590	2,791
NBCUniversal Media LLC,
2.10%, 4/1/14	2,250	2,287
Time Warner Cable, Inc.,
3.50%, 2/1/15	1,910	2,002
5.50%, 9/1/41	3,665	3,862
Time Warner, Inc.,
6.10%, 7/15/40	3,000	3,517
Viacom, Inc.,
3.88%, 12/15/21	2,030	2,072

		28,318

Oil & Gas - 3.4%
Anadarko Petroleum Corp.,
5.95%, 9/15/16	4,000	4,534
6.38%, 9/15/17	6,965	8,074
Chesapeake Energy Corp.,
6.88%, 8/15/18	1,325	1,418
6.13%, 2/15/21	1,515	1,557

NORTHERN FUNDS QUARTERLY REPORT    51    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 28.7% continued
Oil & Gas - 3.4% continued
EQT Corp.,
4.88%, 11/15/21	$3,360	$3,392
Newfield Exploration Co.,
7.13%, 5/15/18	2,235	2,386
6.88%, 2/1/20	1,905	2,038
5.75%, 1/30/22	1,500	1,620
Pioneer Natural Resources Co.,
6.88%, 5/1/18	5,690	6,435
Plains Exploration & Production Co.,
7.63%, 6/1/18	2,325	2,465
6.75%, 2/1/22	4,700	4,923
QEP Resources, Inc.,
6.88%, 3/1/21	7,720	8,318
Range Resources Corp.,
5.75%, 6/1/21	2,985	3,231
WPX Energy, Inc.,
6.00%, 1/15/22(2)	5,400	5,528

		55,919

Pharmaceuticals - 0.2%
Express Scripts, Inc.,
3.13%, 5/15/16	3,405	3,424

Pipelines - 0.9%
Enterprise Products Operating LLC,
6.45%, 9/1/40	4,385	5,114
Kinder Morgan Finance Co. LLC,
6.00%, 1/15/18(1) (2)	4,200	4,274
Plains All American Pipeline L.P./PAA Finance Corp.,
5.63%, 12/15/13	2,605	2,783
Regency Energy Partners L.P./Regency Energy Finance Corp.,
6.50%, 7/15/21	2,955	3,073

		15,244

Real Estate Investment Trusts - 1.0%
Boston Properties L.P.,
3.70%, 11/15/18	2,370	2,420
ERP Operating L.P.,
4.63%, 12/15/21	1,980	2,019
HCP, Inc.,
5.63%, 5/1/17	4,000	4,242
Simon Property Group L.P.,
2.80%, 1/30/17	2,690	2,748
4.13%, 12/1/21	1,000	1,046
Ventas Realty L.P./Ventas Capital Corp.,
4.75%, 6/1/21	3,490	3,368

		15,843

Retail - 0.4%
AmeriGas Partners L.P./AmeriGas Finance Corp.,
6.25%, 8/20/19	3,600	3,582
CVS Caremark Corp.,
5.75%, 5/15/41	2,095	2,495

		6,077

Savings & Loans - 0.2%
Santander Holdings USA, Inc.,
4.63%, 4/19/16	3,900	3,745

Semiconductors - 0.3%
Applied Materials, Inc.,
5.85%, 6/15/41	4,630	5,277

Software - 0.2%
Oracle Corp.,
5.25%, 1/15/16	2,500	2,887

Telecommunications - 2.3%
American Tower Corp.,
4.50%, 1/15/18	3,375	3,433
AT&T, Inc.,
2.40%, 8/15/16	1,865	1,903
5.55%, 8/15/41	1,755	2,067
CC Holdings GS V LLC/Crown Castle GS III Corp.,
7.75%, 5/1/17(1) (2)	4,530	4,881
Frontier Communications Corp.,
8.25%, 4/15/17	4,950	5,062
Qwest Communications International, Inc.,
8.00%, 10/1/15	1,425	1,518
7.13%, 4/1/18	5,484	5,703
Qwest Corp.,
7.63%, 6/15/15	5,775	6,399
Verizon Communications, Inc.,
4.75%, 11/1/41	1,900	2,045
Windstream Corp.,
8.13%, 8/1/13	3,645	3,900

		36,911

FIXED INCOME FUNDS    52    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 28.7% continued
Transportation - 0.2%
CSX Corp.,
4.75%, 5/30/42	$2,250	$2,322

Total Corporate Bonds (Cost $455,592)		468,554

FOREIGN ISSUER BONDS - 5.9%
Banks - 0.4%
Abbey National Treasury Services PLC,
4.00%, 4/27/16	2,700	2,422
ING Bank N.V.,
2.00%, 10/18/13(1) (2)	1,000	977
Lloyds TSB Bank PLC,
6.50%, 9/14/20(1) (2)	3,515	2,941

		6,340

Beverages - 0.4%
Pernod-Ricard S.A.,
4.45%, 1/15/22(2)	3,395	3,557
SABMiller PLC,
6.50%, 7/1/16(1) (2)	2,730	3,190

		6,747

Chemicals - 0.6%
Agrium, Inc.,
6.13%, 1/15/41	2,515	3,119
LyondellBasell Industries N.V.,
6.00%, 11/15/21(1) (2)	2,600	2,698
Potash Corp. of Saskatchewan, Inc.,
3.25%, 12/1/17	3,200	3,348

		9,165

Diversified Financial Services - 0.2%
Macquarie Group Ltd.,
7.30%, 8/1/14(1) (2)	2,990	3,113

Electric - 0.2%
PPL WEM Holdings PLC,
3.90%, 5/1/16(2)	3,475	3,483

Insurance - 1.1%
Allied World Assurance Co. Holdings Ltd.,
7.50%, 8/1/16	5,915	6,675
5.50%, 11/15/20	1,675	1,678
XL Group PLC,
6.50%, 4/15/17	11,450	8,960

		17,313

Leisure Time - 0.4%
Royal Caribbean Cruises Ltd.,
6.88%, 12/1/13	6,745	7,116

Oil & Gas - 1.5%
Ensco PLC,
3.25%, 3/15/16	2,785	2,841
Nexen, Inc.,
6.40%, 5/15/37	4,325	4,581
Petrobras International Finance Co.,
5.38%, 1/27/21	3,900	4,098
Petroleos Mexicanos,
5.50%, 1/21/21	3,170	3,440
Statoil ASA,
3.15%, 1/23/22	2,500	2,571
Transocean, Inc.,
4.95%, 11/15/15	2,800	2,859
5.05%, 12/15/16	3,750	3,829

		24,219

Oil & Gas Services - 0.3%
Weatherford International Ltd.,
5.13%, 9/15/20	4,020	4,177

Pharmaceuticals - 0.3%
Teva Pharmaceutical Finance II B.V./Teva Pharmaceutical Finance III LLC,
3.00%, 6/15/15	5,050	5,259

Telecommunications - 0.2%
Telefonica Moviles Chile S.A.,
2.88%, 11/9/15(1) (2)	3,740	3,691

Transportation - 0.3%
Kansas City Southern de Mexico S.A. de C.V.,
6.63%, 12/15/20	4,595	4,871

Total Foreign Issuer Bonds (Cost $95,531)		95,494

U.S. GOVERNMENT AGENCIES - 29.8%(3)
Fannie Mae - 25.3%
Pool #255498,
5.50%, 12/1/34	1,201	1,312
Pool #535714,
7.50%, 1/1/31	80	95
Pool #545003,
8.00%, 5/1/31	5	6

NORTHERN FUNDS QUARTERLY REPORT    53    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (3) continued
Fannie Mae - 25.3% continued
Pool #545437,
7.00%, 2/1/32	$182	$213
Pool #545556,
7.00%, 4/1/32	127	148
Pool #555189,
7.00%, 12/1/32	751	871
Pool #581806,
7.00%, 7/1/31	279	325
Pool #735893,
5.00%, 10/1/35	10,888	11,772
Pool #796457,
6.00%, 9/1/34	4,401	4,891
Pool #831810,
6.00%, 9/1/36	7,555	8,381
Pool #845182,
5.50%, 11/1/35	7,002	7,663
Pool #888538,
5.50%, 1/1/37	1,846	2,016
Pool #890009,
5.50%, 9/1/36	7,283	7,961
Pool #893082,
2.67%, 9/1/36	2,728	2,907
Pool #919638,
5.50%, 9/1/37	6,210	6,767
Pool #929035,
6.50%, 1/1/38	4,527	5,068
Pool #932638,
5.00%, 3/1/40(4)	14,241	15,544
Pool #946869,
6.00%, 9/1/37	1,621	1,787
Pool #955782,
6.50%, 10/1/37	902	1,011
Pool #966610,
6.00%, 12/1/37	2,930	3,230
Pool #990702,
6.50%, 9/1/38	4,020	4,495
Pool #991529,
6.00%, 11/1/38	5,697	6,309
Pool #993739,
6.00%, 9/1/38	3,971	4,376
Pool #AB1470,
4.50%, 9/1/40	7,555	8,045
Pool #AB2693,
4.50%, 4/1/41	13,302	14,223
Pool #AB3114,
5.00%, 6/1/41	7,708	8,382
Pool #AC6767,
4.50%, 1/1/40	4,237	4,548
Pool #AC9581,
5.50%, 1/1/40	6,859	7,587
Pool #AD0496,
6.00%, 10/1/39(4)	13,400	14,782
Pool #AD0915,
5.50%, 12/1/38	474	521
Pool #AD1645,
5.00%, 3/1/40(4)	16,706	18,162
Pool #AD6929,
5.00%, 6/1/40	7,076	7,693
Pool #AE6371,
4.00%, 12/1/40	13,711	14,416
Pool #AE6415,
4.00%, 10/1/40	7,754	8,227
Pool #AH1166,
4.50%, 12/1/40	15,723	16,745
Pool #AH1507,
4.50%, 12/1/40(4)	12,144	13,035
Pool #AI4294,
4.50%, 6/1/41	4,827	5,141
Pool #AI5826,
4.00%, 9/1/41	12,996	13,668
Pool #AI9518,
4.00%, 9/1/41	16,946	17,822
Pool #AJ2166,
4.00%, 10/1/41	20,957	22,041
Pool #AJ4048,
4.00%, 10/1/41	9,447	9,996
Pool TBA,
6.50%, 1/1/30(4)	5,125	5,702
5.00%, 1/1/34(4)	16,159	17,457
4.00%, 1/15/39(4)	16,600	17,438
3.50%, 12/31/40(4)	16,150	16,609
4.50%, 12/31/40(4)	21,502	22,879
6.00%, 12/31/49(4)	15,150	16,682
5.50%, 12/31/64(4)	11,975	13,040

		411,989

Freddie Mac - 1.5%
Pool #1B3575,
6.02%, 9/1/37	2,268	2,461

FIXED INCOME FUNDS    54    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (3) continued
Freddie Mac - 1.5% continued
Pool #1G2296,
6.21%, 11/1/37	$5,257	$5,730
Pool #1J0365,
5.73%, 4/1/37	1,814	1,933
Pool #1J2840,
5.88%, 9/1/37	1,671	1,782
Pool #848076,
5.47%, 6/1/38	3,961	4,273
Pool TBA,
5.00%, 1/15/33(4)	7,900	8,489

		24,668

Freddie Mac Gold - 2.6%
Pool #A62213,
6.00%, 6/1/37	5,533	6,163
Pool #A65182,
6.50%, 9/1/37	7,977	8,951
Pool #A92650,
5.50%, 6/1/40	672	730
Pool #C00910,
7.50%, 1/1/30	325	388
Pool #C02790,
6.50%, 4/1/37	3,881	4,371
Pool #C02838,
5.50%, 5/1/37	5,834	6,384
Pool #C03517,
4.50%, 9/1/40	9,103	9,651
Pool #G01954,
5.00%, 11/1/35	4,880	5,251

		41,889

Government National Mortgage Association - 0.1%
Series 2008, Class 8A,
3.61%, 11/16/27	1,989	2,010

Government National Mortgage Association II - 0.3%
Pool #82581,
4.00%, 7/20/40	4,177	4,452

Total U.S. Government Agencies (Cost $470,877)		485,008

U.S. GOVERNMENT OBLIGATIONS - 21.5%
U.S. Treasury Bonds - 4.3%
3.75%, 8/15/41	59,680	70,189

U.S. Treasury Inflation Indexed Bonds - 1.0%
2.13%, 2/15/41	11,890	16,607

U.S. Treasury Inflation Indexed Notes - 2.5%
0.13%, 4/15/16	15,325	16,391
0.63%, 7/15/21	22,640	24,334

		40,725

U.S. Treasury Notes - 13.7%
0.25%, 12/15/14	115,815	115,435
0.88%, 12/31/16(4)	19,773	19,808
1.38%, 12/31/18(4)	53,855	53,956
2.00%, 11/15/21	33,485	33,867
		223,066

Total U.S. Government Obligations (Cost $345,966)		350,587

MUNICIPAL BONDS - 1.3%
California - 0.4%
California State G.O. Unlimited Refunding Bonds,
5.00%, 9/1/21	5,885	7,062

New Jersey - 0.4%
New Jersey State EDA Revenue Refunding Bonds, Series DD-1, School Facilities Construction,
5.00%, 12/15/17	5,960	7,053

Ohio - 0.5%
American Municipal Power-Ohio, Inc. Taxable Revenue Bonds, Series B, Build America Bonds, Combined Hydroelectric Projects,
7.83%, 2/15/41	5,365	7,435

Total Municipal Bonds (Cost $18,697)		21,550

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 25.8%
Northern Institutional Funds - Diversified Assets Portfolio (5) (6)	420,041,683	$420,042

Total Investment Companies (Cost $420,042)		420,042

NORTHERN FUNDS QUARTERLY REPORT    55    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.1%
U.S. Treasury Bill,
0.04%, 6/21/12	$2,150	$2,149

Total Short-Term Investments (Cost $2,149)		2,149

Total Investments - 116.0% (Cost $1,856,053)		1,891,255

Liabilities less Other Assets - (16.0)%		(261,052)

NET ASSETS - 100.0%		$1,630,203

(1)	Restricted security that has been deemed illiquid. At December 31, 2011, the value of these restricted illiquid securities amounted to approximately $67,527,000 or 4.1% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
CC Holdings GS V LLC/Crown Castle GS III Corp.,
7.75%, 5/1/17	1/4/10	$4,841
ERAC USA Finance LLC,
7.00%, 10/15/37	10/10/07-9/29/11	4,121
FMR LLC,
6.45%, 11/15/39	1/6/10-11/16/11	7,435
Hyatt Hotels Corp.,
6.88%, 8/15/19	8/10/09	4,574
ING Bank N.V.,
2.00%, 10/18/13	10/13/10	998
Kinder Morgan Finance Co. LLC,
6.00%, 1/15/18	4/14/11-9/29/11	4,304
Liberty Mutual Group, Inc.,
5.75%, 3/15/14	6/16/09-1/5/10	2,410
Lloyds TSB Bank PLC,
6.50%, 9/14/20	9/7/10	3,494
LyondellBasell Industries N.V.,
6.00%, 11/15/21	11/4/11-11/18/11	2,648
Macquarie Group Ltd.,
7.30%, 8/1/14	12/14/10-12/15/10	3,264
Metropolitan Life Global Funding I,
2.50%, 9/29/15	9/22/10	4,997
Nissan Motor Acceptance Corp.,
4.50%, 1/30/15	1/20/10-11/16/11	5,612
Peabody Energy Corp.,
6.25, 11/15/21	11/8/11	4,650
Power Receivable Finance LLC,
6.29%, 1/1/12	9/30/03	74
Pricoa Global Funding I,
5.45%, 6/11/14	6/4/09	4,954
SABMiller PLC,
6.50%, 7/1/16	10/28/10-9/29/11	3,262
Telefonica Moviles Chile S.A.,
2.88%, 11/9/15	11/3/10	3,741

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(4)	When-Issued Security.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(6)	At March 31, 2011, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $165,391,000 with net purchases of approximately $254,651,000 during the nine months ended December 31, 2011.

Percentages shown are based on Net Assets.

At December 31, 2011, the quality distribution for the Fixed Income Fund was:

QUALITY DISTRIBUTION*	% OF LONG-TERM INVESTMENTS
AAA	46.9%
AA	1.3
A	7.4
BAA	13.3
BA	7.7
B	1.2
Cash Equivalents	22.2

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s, and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Moody’s nomenclature, range from Aaa (judged to be of the highest quality, with minimal credit risk) to C (the lowest rated class of bonds, typically in default, with little prospect for recovery of principal or interest). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

FIXED INCOME FUNDS    56    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

Federal Tax Information:

At December 31, 2011, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,857,586

Gross tax appreciation of investments	$40,126
Gross tax depreciation of investments	(6,457)

Net tax appreciation of investments	$33,669

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Fixed Income Fund’s investments, which are carried at fair value, as of December 31, 2011:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities	$—	$47,871		$—	$47,871
Corporate Bonds	—	468,554	(1)	—	468,554
Foreign Issuer Bonds	—	95,494	(1)	—	95,494
U.S. Government Agencies	—	485,008	(1)	—	485,008
U.S. Government Obligations	—	350,587	(1)	—	350,587
Municipal Bonds	—	21,550	(1)	—	21,550
Investment Companies	420,042	—		—	420,042
Short-Term Investments	—	2,149		—	2,149

Total Investments	$420,042	$1,471,213		$—	$1,891,255

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At December 31, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

NORTHERN FUNDS QUARTERLY REPORT    57    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL FIXED INCOME FUND

	PRINCIPAL AMOUNT (000S) (1)	VALUE (000S)
DEBT OBLIGATIONS - 96.3%
Australian Dollar - 1.5%
Government of Australia,
4.75%, 10/21/15	$161	$173
4.75%, 6/15/16	18	20
5.75%, 5/15/21	90	107
5.75%, 7/15/22	76	91
4.75%, 4/21/27	5	5

		396

British Pound Sterling - 7.4%
Treasury of Great Britain,
4.50%, 3/7/13	75	122
2.25%, 3/7/14	50	81
2.75%, 1/22/15	50	83
4.00%, 3/7/22	166	305
5.00%, 3/7/25	50	101
4.25%, 12/7/27	35	66
4.75%, 12/7/30	100	201
4.25%, 6/7/32	259	490
4.25%, 3/7/36	40	76
4.75%, 12/7/38	70	144
4.25%, 12/7/40	32	60
4.50%, 12/7/42	50	100
4.25%, 12/7/49	100	196

		2,025

Canadian Dollar - 2.9%
Government of Canada,
5.00%, 6/1/14	730	785

Danish Krone - 0.7%
Government of Denmark,
4.00%, 11/15/12	100	18
4.00%, 11/15/15	375	75
4.00%, 11/15/19	132	28
3.00%, 11/15/21	170	33
4.50%, 11/15/39	150	39

		193

Euro - 20.3%
Bundesobligation,
4.00%, 10/11/13	200	277
2.25%, 4/11/14	200	272
2.25%, 4/10/15	374	513
Bundesschatzanweisungen,
1.00%, 12/14/12	28	37
1.50%, 3/15/13	30	39
Buoni Poliennali Del Tesoro,
4.25%, 8/1/13	101	130
5.00%, 3/1/25	57	62
5.25%, 11/1/29	157	168
5.00%, 8/1/34	62	64
Deutschland Bundesrepublik,
3.75%, 1/4/17	200	296
3.00%, 7/4/20	83	120
2.50%, 1/4/21	56	77
3.25%, 7/4/21	27	39
2.25%, 9/4/21	23	31
6.25%, 1/4/24	37	69
4.75%, 7/4/28	57	97
6.25%, 1/4/30	35	70
4.75%, 7/4/34	33	59
4.75%, 7/4/40	78	150
3.25%, 7/4/42	13	20
Government of France O.A.T.,
5.00%, 10/25/16	292	431
3.75%, 10/25/19	202	279
3.75%, 4/25/21	52	70
6.00%, 10/25/25	111	183
5.50%, 4/25/29	44	70
5.75%, 10/25/32	63	107
4.00%, 10/25/38	66	91
4.00%, 4/25/55	39	53
Government of Netherlands,
3.75%, 7/15/14	90	126
4.00%, 7/15/16	143	208
4.00%, 7/15/19	107	158
3.50%, 7/15/20	74	107
3.25%, 7/15/21	71	100
3.75%, 1/15/23	25	37
7.50%, 1/15/23	58	113
5.50%, 1/15/28	58	105
4.00%, 1/15/37	38	62
3.75%, 1/15/42	17	29
Government of Spain,
5.00%, 7/30/12	57	75
2.50%, 10/31/13	50	64
3.30%, 10/31/14	174	225
3.80%, 1/31/17	20	25
4.80%, 1/31/24	49	59

FIXED INCOME FUNDS    58    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S) (1)	VALUE (000S)
DEBT OBLIGATIONS - 96.3% continued
Euro - 20.3% continued
6.00%, 1/31/29	$37	$49
5.75%, 7/30/32	22	28
4.20%, 1/31/37	50	51
4.70%, 7/30/41	19	21

		5,516

Japanese Yen - 30.1%
European Investment Bank,
1.40%, 6/20/17	40,000	533
Government of Japan Five Year Bonds,
0.40%, 9/20/15	36,000	470
Government of Japan Forty Year Bonds,
2.40%, 3/20/48	6,150	87
Government of Japan Ten Year Bonds,
1.50%, 9/20/14	40,000	538
1.50%, 9/20/15	44,300	602
1.50%, 12/20/17	60,000	828
1.30%, 12/20/18	40,000	546
1.30%, 9/20/19	18,500	252
1.00%, 9/20/20	19,000	250
Government of Japan Thirty Year Bonds,
2.50%, 9/20/36	12,050	177
2.20%, 9/20/39	19,000	264
Government of Japan Twenty Year Bonds,
1.90%, 3/22/21	50,000	707
1.80%, 6/20/23	50,000	696
1.80%, 6/20/30	90,000	1,187
Landwirtschaftliche Rentenbank,
1.38%, 4/25/13	80,000	1,054

		8,191

United States Dollar - 33.4%
Freddie Mac,
5.13%, 7/15/12	750	770
U.S. Treasury Bonds,
8.75%, 5/15/17	300	423
7.63%, 11/15/22	380	592
7.13%, 2/15/23	141	214
6.25%, 8/15/23	50	72
7.50%, 11/15/24	186	297
7.63%, 2/15/25	200	323
6.00%, 2/15/26	120	174
6.50%, 11/15/26	158	240
6.63%, 2/15/27	50	77
6.38%, 8/15/27	158	240
6.13%, 8/15/29	99	149
5.38%, 2/15/31	75	107
4.50%, 2/15/36	265	347
3.50%, 2/15/39	223	251
4.25%, 5/15/39	350	445
4.75%, 2/15/41	336	464
U.S. Treasury Notes,
1.88%, 4/30/14	130	135
2.63%, 6/30/14	500	528
2.00%, 1/31/16	533	562
4.88%, 8/15/16	146	173
3.13%, 10/31/16	600	665
4.25%, 11/15/17	322	380
3.50%, 5/15/20	380	438
2.63%, 8/15/20	600	647
2.63%, 11/15/20	343	369

		9,082

Total Debt Obligations (Cost $23,686)		26,188

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 2.9%
Northern Institutional Funds - Diversified Assets Portfolio (2) (3)	785,985	$786

Total Investment Companies (Cost $786)		786

Total Investments - 99.2% (Cost $24,472)		26,974

Other Assets less Liabilities - 0.8%		205

NET ASSETS - 100.0%		$27,179

(1)	Principal amounts stated in local currencies.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(3)	At March 31, 2011, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $681,000 with net purchases of approximately $105,000 during the nine months ended December 31, 2011.

Percentages shown are based on Net Assets.

NORTHERN FUNDS QUARTERLY REPORT    59    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL FIXED INCOME FUND continued	DECEMBER 31, 2011 (UNAUDITED)

At December 31, 2011, the Global Fixed Income Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000S)
Australian Dollar	385,000	United States Dollar	382,499	2/17/12	$(9)
British Pound	79,500	United States Dollar	125,971	2/17/12	3
Canadian Dollar	267,500	United States Dollar	261,098	2/17/12	(1)
Euro	370,000	United States Dollar	484,108	2/17/12	5
United States Dollar	259,377	Australian Dollar	258,000	2/17/12	3
United States Dollar	735,720	Euro	543,000	2/17/12	(33)
United States Dollar	561,880	Euro	431,000	2/17/12	(4)
United States Dollar	242,281	Euro	185,000	2/17/12	(3)
United States Dollar	688,774	Japanese Yen	52,925,000	2/17/12	—
United States Dollar	711,027	Japanese Yen	55,269,000	2/17/12	8
United States Dollar	135,566	Swedish Krona	917,000	2/17/12	(3)

Total					$(34)

At December 31, 2011, the quality distribution for the Global Fixed Income Fund was:

QUALITY DISTRIBUTION*	% OF LONG-TERM INVESTMENTS
U.S. Government	30.8%
Agency	2.8
Aaa	35.2
Aa	24.5
A	3.8
Cash Equivalents	2.9

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Moody’s nomenclature, range from Aaa (judged to be of the highest quality, with minimal credit risk) to C (the lowest rated class of bonds, typically in default, with little prospect for recovery of principal or interest). U.S. government securities consist of obligations issued or guaranteed by the U.S. Treasury. Agency securities consist of obligations issued or guaranteed by U.S. government agencies, foreign government agencies, and their respective sponsored enterprises. Reserves consist of short-term cash and cash equivalent securities, including U.S. Treasury bills. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Federal Tax Information:

At December 31, 2011, the components of the investments for the federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$24,472

Gross tax appreciation of investments	$2,799
Gross tax depreciation of investments	(297)

Net tax appreciation of investments	$2,502

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Global Fixed Income Fund’s investments and other financial instruments, which are carried at fair value, as of December 31, 2011:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Debt Obligations	$—	$26,188 (1)	$—	$26,188
Investment Companies	786	—	—	786

Total Investments	$786	$26,188	$—	$26,974

OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$19	$—	$19
Liabilities
Forward Foreign Currency Exchange Contracts	—	(53)	—	(53)

Total Other Financial Instruments	$—	$(34)	$—	$(34)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At December 31, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

FIXED INCOME FUNDS    60    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND	DECEMBER 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 77.5%
Aerospace/Defense - 0.5%
TransDigm, Inc.,
7.75%, 12/15/18	$24,450	$26,284

Apparel - 0.1%
Levi Strauss & Co.,
8.88%, 4/1/16	5,580	5,803

Auto Manufacturers - 1.0%
Chrysler Group LLC/CG Co-Issuer, Inc.,
8.00%, 6/15/19 (1)	21,075	19,283
Ford Motor Co.,
7.45%, 7/16/31	10,900	13,080
Navistar International Corp.,
8.25%, 11/1/21	15,794	16,801

		49,164

Auto Parts & Equipment - 2.4%
Allison Transmission, Inc.,
7.13%, 5/15/19 (1)	21,440	21,011
American Axle & Manufacturing Holdings, Inc.,
9.25%, 1/15/17 (1)	15,037	16,315
American Axle & Manufacturing, Inc.,
7.75%, 11/15/19	9,675	9,482
Meritor, Inc.,
10.63%, 3/15/18	25,100	23,594
Pittsburgh Glass Works LLC,
8.50%, 4/15/16 (1)	26,050	25,073
UCI International, Inc.,
8.63%, 2/15/19	21,525	20,879

		116,354

Banks - 1.1%
Ally Financial, Inc.,
7.50%, 12/31/13	10,495	10,784
Capital One Capital V,
10.25%, 8/15/39	20,035	20,786
CIT Group, Inc.,
7.00%, 5/1/16	23,678	23,678

		55,248

Chemicals - 1.1%
Huntsman International LLC,
8.63%, 3/15/20	20,350	21,571
8.63%, 3/15/21	5,250	5,565
JM Huber Corp.,
9.88%, 11/1/19 (1)	12,830	13,471
Lyondell Chemical Co.,
11.00%, 5/1/18	11,000	12,018

		52,625

Coal - 1.1%
Arch Coal, Inc.,
7.00%, 6/15/19 (1)	16,353	16,680
Peabody Energy Corp.,
6.00%, 11/15/18 (1)	12,000	12,240
SunCoke Energy, Inc.,
7.63%, 8/1/19 (1)	22,450	22,450

		51,370

Commercial Services - 3.5%
Brickman Group Holdings, Inc.,
9.13%, 11/1/18 (1)	25,082	22,323
Hertz (The) Corp.,
7.50%, 10/15/18	12,875	13,454
7.38%, 1/15/21	10,725	10,899
Iron Mountain, Inc.,
7.75%, 10/1/19	7,000	7,394
8.38%, 8/15/21	14,200	15,123
Neff Rental LLC/Neff Finance Corp.,
9.63%, 5/15/16 (1)	14,255	12,544
Production Resource Group, Inc.,
8.88%, 5/1/19 (1)	21,850	19,993
RSC Equipment Rental, Inc./RSC Holdings III LLC,
10.25%, 11/15/19	23,375	25,479
Service Corp. International,
7.50%, 4/1/27	25,976	24,937
Stonemor Operating LLC/Cornerstone Family Services of WV/Osiris Holding,
10.25%, 12/1/17	7,949	7,412
Sunstate Equipment Co. LLC/Sunstate Equipment Co., Inc.,
12.00%, 6/15/16 (1)	9,575	8,905

		168,463

Cosmetics/Personal Care - 0.7%
Revlon Consumer Products Corp.,
9.75%, 11/15/15	29,630	31,519

Distribution/Wholesale - 1.0%
ACE Hardware Corp.,
9.13%, 6/1/16 (1) (2)	26,530	28,122

NORTHERN FUNDS QUARTERLY REPORT    61    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 77.5% continued
Distribution/Wholesale - 1.0% continued
American Tire Distributors, Inc.,
9.75%, 6/1/17	$21,575	$22,222

		50,344

Diversified Financial Services - 2.7%
ACE Cash Express, Inc.,
11.00%, 2/1/19 (1) (2)	26,950	24,727
Community Choice Financial, Inc.,
10.75%, 5/1/19 (1)	25,700	25,443
International Lease Finance Corp.,
5.88%, 5/1/13	23,275	22,926
5.63%, 9/20/13	12,600	12,316
5.65%, 6/1/14	14,500	13,848
8.75%, 3/15/17	30,437	31,350

		130,610

Electric - 4.2%
AES (The) Corp.,
9.75%, 4/15/16	29,780	34,098
Calpine Corp.,
7.88%, 7/31/20 (1)	5,000	5,388
7.50%, 2/15/21 (1)	12,250	13,107
7.88%, 1/15/23 (1)	19,700	21,177
Energy Future Holdings Corp.,
10.00%, 1/15/20	42,689	44,823
North American Energy Alliance LLC/North American Energy Alliance Finance Corp.,
10.88%, 6/1/16	20,398	21,622
NRG Energy, Inc.,
7.38%, 1/15/17	14,450	14,992
8.25%, 9/1/20	17,570	17,658
Puget Energy, Inc.,
6.50%, 12/15/20	27,940	29,832

		202,697

Electronics - 1.1%
Sanmina-SCI Corp.,
7.00%, 5/15/19 (1)	23,975	23,376
Viasystems, Inc.,
12.00%, 1/15/15 (1)	25,405	27,215

		50,591

Engineering & Construction - 0.4%
MasTec, Inc.,
7.63%, 2/1/17	16,780	17,451

Entertainment - 1.5%
AMC Entertainment, Inc.,
8.75%, 6/1/19	26,475	27,402
Diamond Resorts Corp.,
12.00%, 8/15/18	23,425	23,073
National CineMedia LLC,
7.88%, 7/15/21	23,565	23,359

		73,834

Environmental Control - 0.9%
Casella Waste Systems, Inc.,
7.75%, 2/15/19	24,490	23,939
Liberty Tire Recycling,
11.00%, 10/1/16 (1)	17,589	17,545

		41,484

Food - 1.9%
BI-LO LLC/BI-LO Finance Corp.,
9.25%, 2/15/19 (1)	18,750	19,313
Ingles Markets, Inc.,
8.88%, 5/15/17	22,525	24,383
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.,
9.25%, 4/1/15	21,425	21,987
8.25%, 9/1/17 (1)	5,237	5,447
U.S. Foodservice,
8.50%, 6/30/19 (1)	20,150	19,495

		90,625

Forest Products & Paper - 0.4%
P.H. Glatfelter Co.,
7.13%, 5/1/16	19,920	20,630

Gaming - 2.4%
Midwest Gaming Borrower LLC/Midwest Finance Corp.,
11.63%, 4/15/16 (1)	12,263	13,305
Peninsula Gaming LLC/Peninsula Gaming Corp.,
10.75%, 8/15/17	20,050	21,003
ROC Finance LLC/ROC Finance 1 Corp.,
12.13%, 9/1/18 (1)	24,000	25,260
Scientific Games International, Inc.,
9.25%, 6/15/19	24,202	25,654
Yonkers Racing Corp.,
11.38%, 7/15/16 (1)	27,522	28,348

		113,570

FIXED INCOME FUNDS    62    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 77.5% continued
Gas Distribution - 0.9%
AmeriGas Partners L.P./AmeriGas Finance Corp.,
6.25%, 8/20/19	$16,625	$16,542
6.50%, 5/20/21	9,600	9,432
Inergy L.P./Inergy Finance Corp.,
6.88%, 8/1/21	15,077	15,152

		41,126

Healthcare - Products - 1.6%
Accellent, Inc.,
10.00%, 11/1/17	26,042	21,094
Biomet, Inc.,
10.00%, 10/15/17	5,000	5,400
10.38%, 10/15/17	17,525	18,971
DJO Finance LLC/DJO Finance Corp.,
9.75%, 10/15/17	26,600	20,681
Kinetic Concepts, Inc./KCI USA, Inc.,
10.50%, 11/1/18 (1)	9,000	8,820

		74,966

Healthcare - Services - 5.1%
American Renal Associates Holdings, Inc.,
9.75%, 3/1/16	18,956	19,287
AMERIGROUP Corp.,
7.50%, 11/15/19	19,200	19,776
CHS/Community Health Systems, Inc.,
8.00%, 11/15/19 (1) (2)	21,650	21,867
DaVita, Inc.,
6.63%, 11/1/20	25,118	25,809
Emergency Medical Services Corp.,
8.13%, 6/1/19 (1)	25,153	25,090
Fresenius Medical Care US Finance, Inc.,
6.50%, 9/15/18 (1)	5,775	6,049
HCA Holdings, Inc.,
7.75%, 5/15/21	30,075	30,601
HCA, Inc.,
6.50%, 2/15/20	13,500	14,006
HealthSouth Corp.,
8.13%, 2/15/20	25,357	25,547
Multiplan, Inc.,
9.88%, 9/1/18 (1)	21,750	22,620
Tenet Healthcare Corp.,
6.25%, 11/1/18 (1)	9,600	9,768
6.88%, 11/15/31	27,490	22,542

		242,962

Home Builders - 0.7%
Beazer Homes USA, Inc.,
9.13%, 6/15/18	19,900	13,681
Meritage Homes Corp.,
7.15%, 4/15/20	18,629	17,884

		31,565

Household Products/Wares - 0.9%
American Greetings Corp.,
7.38%, 12/1/21	20,225	20,478
Prestige Brands, Inc.,
8.25%, 4/1/18	21,810	22,355

		42,833

Insurance - 2.2%
CNO Financial Group, Inc.,
9.00%, 1/15/18 (1)	29,509	31,132
Glen Meadow Pass-Through Trust,
6.51%, 2/12/67 (1)	30,975	21,837
Liberty Mutual Group, Inc.,
10.75%, 6/15/58 (1)	27,164	34,091
Symetra Financial Corp.,
8.30%, 10/15/37 (1)	21,280	19,631

		106,691

Internet - 0.6%
Equinix, Inc.,
7.00%, 7/15/21	26,450	27,905

Lodging - 0.9%
Caesars Entertainment Operating Co., Inc.,
11.25%, 6/1/17	14,825	15,733
12.75%, 4/15/18	30,375	24,148
10.00%, 12/15/18	4,875	3,340

		43,221

Machinery - Diversified - 0.5%
CNH America LLC,
7.25%, 1/15/16	13,785	14,785
CNH Capital LLC,
6.25%, 11/1/16 (1)	8,110	8,353

		23,138

Media - 4.4%
Bresnan Broadband Holdings LLC,
8.00%, 12/15/18 (1)	26,800	27,872
CCO Holdings LLC/CCO Holdings Capital Corp.,
7.25%, 10/30/17	16,610	17,503

NORTHERN FUNDS QUARTERLY REPORT    63    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 77.5% continued
Media - 4.4% continued
7.88%, 4/30/18	$15,710	$16,751
Cequel Communications Holdings I LLC and Cequel Capital Corp.,
8.63%, 11/15/17 (1)	25,174	26,684
Clear Channel Communications, Inc.,
10.75%, 8/1/16	21,375	14,321
9.00%, 3/1/21	21,125	17,798
DISH DBS Corp.,
6.75%, 6/1/21	19,300	20,796
McClatchy (The) Co.,
11.50%, 2/15/17	26,539	25,676
Mediacom Broadband LLC/Mediacom Broadband Corp.,
8.50%, 10/15/15	18,586	19,144
Univision Communications, Inc.,
8.50%, 5/15/21 (1)	28,707	26,123

		212,668

Miscellaneous Manufacturing - 0.5%
Park-Ohio Industries, Inc.,
8.13%, 4/1/21	23,950	23,591

Oil & Gas - 5.0%
BreitBurn Energy Partners L.P./BreitBurn Finance Corp.,
8.63%, 10/15/20	22,460	23,499
Chesapeake Energy Corp.,
9.50%, 2/15/15	32,424	37,125
Clayton Williams Energy, Inc.,
7.75%, 4/1/19 (1)	21,975	20,986
Comstock Resources, Inc.,
7.75%, 4/1/19	21,850	20,758
Laredo Petroleum, Inc.,
9.50%, 2/15/19 (1)	24,800	26,288
Linn Energy LLC/Linn Energy Finance Corp.,
8.63%, 4/15/20	16,107	17,476
7.75%, 2/1/21	8,375	8,710
Oasis Petroleum, Inc.,
6.50%, 11/1/21	10,575	10,496
Swift Energy Co.,
7.13%, 6/1/17	24,020	23,900
7.88%, 3/1/22 (1)	4,800	4,740
Unit Corp.,
6.63%, 5/15/21	21,215	21,215
WPX Energy, Inc.,
6.00%, 1/15/22 (1)	25,950	26,566

		241,759

Oil & Gas Services - 2.2%
Basic Energy Services, Inc.,
7.75%, 2/15/19	22,681	22,851
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc.,
6.63%, 11/15/19 (1)	20,200	21,008
Dresser-Rand Group, Inc.,
6.50%, 5/1/21 (1)	21,195	21,672
Exterran Holdings, Inc.,
7.25%, 12/1/18	24,725	23,489
SESI LLC,
7.13%, 12/15/21 (1) (2)	18,275	19,189

		108,209

Oil Refining & Marketing - 0.7%
Citgo Petroleum Corp.,
11.50%, 7/1/17 (1)	31,517	34,826

Packaging & Containers - 2.5%
Berry Plastics Corp.,
9.50%, 5/15/18	20,520	20,623
9.75%, 1/15/21	8,100	8,080
Exopack Holding Corp.,
10.00%, 6/1/18 (1)	20,235	20,235
Plastipak Holdings, Inc.,
10.63%, 8/15/19 (1)	20,700	22,873
Pretium Packaging LLC/Pretium Finance, Inc.,
11.50%, 4/1/16	20,075	19,673
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu,
9.00%, 4/15/19 (1)	18,625	17,694
7.88%, 8/15/19 (1)	9,600	10,032

		119,210

Pharmaceuticals - 0.2%
JPR Royalty Sub LLC,
14.00%, 12/1/20	8,000	8,000
QHP Royalty Sub LLC,
10.25%, 3/15/15 (1) (2)	3,058	3,091

		11,091

FIXED INCOME FUNDS    64    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 77.5% continued
Pipelines - 3.5%
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.,
7.75%, 4/1/19 (1)	$17,725	$17,238
Energy Transfer Equity L.P.,
7.50%, 10/15/20	24,110	26,340
Genesis Energy L.P./Genesis Energy Finance Corp.,
7.88%, 12/15/18	22,750	22,750
Holly Energy Partners L.P./Holly Energy Finance Corp.,
8.25%, 3/15/18	21,850	22,943
MarkWest Energy Partners L.P./MarkWest Energy Finance Corp.,
6.50%, 8/15/21	21,745	22,642
6.25%, 6/15/22	7,700	8,046
Martin Midstream Partners L.P./Martin Midstream Finance Corp.,
8.88%, 4/1/18	20,750	21,372
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
8.25%, 7/1/16	7,697	8,063
7.88%, 10/15/18	16,950	17,882

		167,276

Real Estate Investment Trusts - 0.7%
Entertainment Properties Trust,
7.75%, 7/15/20	19,225	20,209
Senior Housing Properties Trust,
6.75%, 12/15/21	11,550	11,739

		31,948

Retail - 5.1%
CKE Restaurants, Inc.,
11.38%, 7/15/18	19,040	20,754
Fiesta Restaurant Group,
8.88%, 8/15/16 (1)	21,640	21,748
Landry’s Restaurants, Inc.,
11.63%, 12/1/15	20,850	21,945
Needle Merger Sub Corp.,
8.13%, 3/15/19 (1)	28,181	26,842
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc.,
10.50%, 1/15/20 (1)	24,075	24,195
Number Merger Sub, Inc.,
11.00%, 12/15/19 (1)	19,275	19,468
Pantry (The), Inc.,
7.75%, 2/15/14	27,481	27,275
Rite Aid Corp.,
9.50%, 6/15/17	32,055	29,250
Sonic Automotive, Inc.,
9.00%, 3/15/18	21,395	22,518
Toys R US - Delaware, Inc.,
7.38%, 9/1/16 (1)	7,875	7,895
Toys R Us Property Co. I LLC,
10.75%, 7/15/17	21,764	23,804

		245,694

Semiconductors - 1.0%
Amkor Technology, Inc.,
6.63%, 6/1/21 (1)	23,975	23,076
Freescale Semiconductor, Inc.,
9.25%, 4/15/18 (1)	21,938	23,446

		46,522

Software - 0.4%
Eagle Parent, Inc.,
8.63%, 5/1/19 (1)	20,675	19,745

Telecommunications - 8.0%
Alcatel-Lucent USA, Inc.,
6.45%, 3/15/29	27,350	19,624
Avaya, Inc.,
10.13%, 11/1/15 (3)	22,050	19,845
CPI International, Inc.,
8.00%, 2/15/18	21,600	17,982
Earthlink, Inc.,
8.88%, 5/15/19	28,825	26,519
EH Holding Corp.,
7.63%, 6/15/21 (1)	20,475	21,499
Frontier Communications Corp.,
9.00%, 8/15/31	39,965	36,468
GCI, Inc.,
8.63%, 11/15/19	23,545	24,987
Level 3 Financing, Inc.,
9.25%, 11/1/14	27,929	28,557
Nextel Communications, Inc.,
6.88%, 10/31/13	26,340	26,208
NII Capital Corp.,
8.88%, 12/15/19	24,020	25,281
PAETEC Holding Corp.,
9.50%, 7/15/15	5,645	5,913
9.88%, 12/1/18	9,650	10,615

NORTHERN FUNDS QUARTERLY REPORT    65    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 77.5% continued
Telecommunications - 8.0% continued
Qwest Capital Funding, Inc.,
7.75%, 2/15/31	$31,210	$31,003
Sprint Nextel Corp.,
9.00%, 11/15/18 (1)	16,375	17,194
Trilogy International Partners LLC/Trilogy International Finance, Inc.,
10.25%, 8/15/16 (1)	28,988	26,524
West Corp.,
8.63%, 10/1/18	20,560	20,766
Windstream Corp.,
8.13%, 9/1/18	19,505	20,895
7.50%, 6/1/22 (1)	6,725	6,708

		386,588

Transportation - 1.9%
ACL I Corp.,
10.63%, 2/15/16 (1)	26,210	21,230
AMGH Merger Sub, Inc.,
9.25%, 11/1/18 (1)	14,835	15,280
Florida East Coast Holdings Corp.,
10.50%, 8/1/17	10,136	7,932
Florida East Coast Railway Corp.,
8.13%, 2/1/17	17,510	17,291
Overseas Shipholding Group, Inc.,
8.13%, 3/30/18	20,125	12,352
Quality Distribution LLC/QD Capital Corp.,
9.88%, 11/1/18	17,575	18,102

		92,187

Total Corporate Bonds (Cost $3,735,447)		3,724,387

FOREIGN ISSUER BONDS - 17.0%
Aerospace/Defense - 1.1%
Bombardier, Inc.,
7.50%, 3/15/18 (1)	18,880	20,202
7.75%, 3/15/20 (1)	7,964	8,681
7.45%, 5/1/34 (1)	24,216	24,034

		52,917

Aluminum - 0.5%
Novelis, Inc.,
8.38%, 12/15/17	8,978	9,539
8.75%, 12/15/20	14,360	15,401

		24,940

Chemicals - 0.8%
Ineos Group Holdings Ltd.,
8.50%, 2/15/16 (1)	24,950	19,835
Nova Chemicals Corp.,
8.63%, 11/1/19	18,110	19,967

		39,802

Computers - 0.5%
Seagate HDD Cayman,
6.88%, 5/1/20	22,970	23,602

Diversified Financial Services - 0.5%
National Money Mart Co.,
10.38%, 12/15/16	22,080	23,570

Food - 0.5%
JBS Finance II Ltd.,
8.25%, 1/29/18 (1)	27,175	24,661

Insurance - 1.9%
Catlin Insurance Co. Ltd.,
7.25%, 1/19/17 (1)	25,811	21,939
QBE Capital Funding III Ltd.,
7.25%, 5/24/41 (1)	31,705	27,918
White Mountains Re Group Ltd.,
7.51%, 6/30/17 (1)	20,290	18,485
XL Capital PLC,
6.50%, 4/15/17	27,465	21,491

		89,833

Iron/Steel - 0.4%
Ferrexpo Finance PLC,
7.88%, 4/7/16 (1)	20,025	17,322

Machinery - Construction & Mining - 0.5%
Boart Longyear Management Pty Ltd.,
7.00%, 4/1/21 (1)	22,625	22,964

Media - 1.8%
Kabel BW GmbH,
7.50%, 3/15/19 (1)	26,320	27,636
Nara Cable Funding Ltd.,
8.88%, 12/1/18 (1)	11,475	12,958
Ono Finance II PLC,
10.88%, 7/15/19 (1)	19,325	17,199
UPC Holding B.V.,
9.88%, 4/15/18 (1)	24,042	25,635
UPCB Finance V Ltd.,
7.25%, 11/15/21 (1) (2)	5,775	5,847

		89,275

FIXED INCOME FUNDS    66    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 17.0% continued
Mining - 1.2%
FMG Resources August 2006 Pty Ltd.,
7.00%, 11/1/15 (1)	$25,585	$25,841
Midwest Vanadium Pty Ltd.,
11.50%, 2/15/18 (1)	15,375	11,224
Vedanta Resources PLC,
9.50%, 7/18/18 (1)	22,400	19,264

		56,329

Oil & Gas - 1.5%
Kodiak Oil & Gas Corp.,
8.13%, 12/1/19 (1) (2)	22,525	23,342
Lukoil International Finance B.V.,
6.13%, 11/9/20 (1)	24,475	23,985
OGX Petroleo e Gas Participacoes S.A.,
8.50%, 6/1/18 (1)	23,800	23,324

		70,651

Oil & Gas Services - 0.4%
Offshore Group Investments Ltd.,
11.50%, 8/1/15	19,530	21,117

Pharmaceuticals - 0.5%
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC,
7.75%, 9/15/18	24,480	25,000

Telecommunications - 3.8%
Columbus International, Inc.,
11.50%, 11/20/14 (1)	20,500	21,576
Digicel Group Ltd.,
8.88%, 1/15/15 (1)	8,025	7,904
10.50%, 4/15/18 (1)	14,770	14,844
Intelsat Jackson Holdings S.A.,
11.25%, 6/15/16	34,667	36,422
Intelsat Luxembourg S.A.,
11.25%, 2/4/17	20,135	19,480
11.50%, 2/4/17 (3)	18,551	17,902
Telemovil Finance Co. Ltd.,
8.00%, 10/1/17 (1)	26,400	27,060
Telesat Canada/Telesat LLC,
11.00%, 11/1/15	14,450	15,516
Wind Acquisition Finance S.A.,
11.75%, 7/15/17 (1)	16,165	14,468
Wind Acquisition Holdings Finance S.A.,
12.25%, 7/15/17 (1) (3)	10,793	7,906

		183,078

Transportation - 0.5%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc.,
8.63%, 11/1/17	22,005	15,954
Navios South American Logistics, Inc./Navios Logistics Finance US, Inc.,
9.25%, 4/15/19 (1)	11,525	9,220

		25,174

Trucking & Leasing - 0.6%
Aircastle Ltd.,
9.75%, 8/1/18 (1)	5,800	6,046
AWAS Aviation Capital Ltd.,
7.00%, 10/17/16 (1)	22,741	22,741

		28,787

Total Foreign Issuer Bonds (Cost $851,601)		819,022

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 0.1%
Oil & Gas - 0.1%
Compton Petroleum Corp.	756,583	$3,215

Total Common Stocks (Cost $7,486)		3,215

PREFERRED STOCKS - 0.6%
Banks - 0.3%
Santander Finance Preferred S.A.U.	623,500	16,379

Diversified Financial Services - 0.3%
GMAC Capital Trust I	641,750	12,412

Total Preferred Stocks (Cost $33,059)		28,791

WARRANTS - 0.0%
Oil & Gas - 0.0%
Compton Petroleum Corp. Exp. 8/23/14, Strike $11.92*	42,192	83

Total Warrants (Cost $ - )		83

NORTHERN FUNDS QUARTERLY REPORT    67    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 2.9%
Northern Institutional Funds - Diversified Assets Portfolio (4) (5)	137,283,803	$137,284

Total Investment Companies (Cost $137,284)		137,284

Total Investments - 98.1% (Cost $4,764,877)		4,712,782

Other Assets less Liabilities - 1.9%		92,490

NET ASSETS - 100.0%		$4,805,272

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Directors of NTCC.
(2)	Restricted security that has been deemed illiquid. At December 31, 2011, the value of these restricted illiquid securities amounted to approximately $75,608,000 or 1.57% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
ACE Hardware Corp.,
9.13%, 6/1/16	1/30/09-12/1/11	$25,477

JPR Royalty Sub LLC,
14.00%, 12/1/20	3/10/11	$8,000

MasTec, Inc.,
7.63%, 2/1/17	1/31/07-8/24/11	$17,451

North American Energy Alliance LLC,
10.88%, 6/1/16	9/22/09-10/24/11	$21,622

QHP Royalty Sub LLC,
10.25%, 3/15/15	10/27/09	$3,058

(3)	Security is payment in-kind bond.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(5)	At March 31, 2011, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $116,293,000 with net purchases of approximately $20,991,000 during the nine months ended December 31, 2011.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2011, the quality distribution for the High Yield Fixed Income Fund was:

QUALITY DISTRIBUTION*	% OF LONG TERM INVESTMENTS
B	0.6%
B1	11.2%
B2	13.4%
B3	18.9%
Ba1	6.2%
Ba2	8.1%
Ba3	12.0%
Baa1	1.1%
Baa3	2.3%
C	0.1%
Ca	0.3%
Caa1	14.5%
Caa2	5.7%
Caa3	1.5%
Ccc	0.2%
Not rated	1.0%
Cash Equivalents	2.9%

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Federal Tax Information:

At December 31, 2011, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$4,764,877

Gross tax appreciation of investments	$96,030
Gross tax depreciation of investments	(148,125)

Net tax depreciation of investments	$(52,095)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Valuations based on inputs that are unobservable and insignificant. The Fund utilized the following techniques on Level 3 investments: The Fund valued certain securities using prices provided by a third party pricing provider.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other

FIXED INCOME FUNDS    68    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

financial instruments, if any. Following is a summary of the inputs used in valuing the High Yield Fixed Income Fund’s investments, which are carried at fair value, as of December 31, 2011:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Corporate Bonds
Aerospace/Defense	$—		$26,284	$—	$26,284
Apparel	—		5,803	—	5,803
Auto Manufacturers	—		49,164	—	49,164
Auto Parts & Equipment	—		116,354	—	116,354
Banks	—		55,248	—	55,248
Chemicals	—		39,154	—	39,154
Coal	—		51,370	—	51,370
Commerical Services	—		193,554	—	193,554
Cosmetics/Personal Care	—		31,519	—	31,519
Distribution/Wholesale	—		22,222	28,122	50,344
Diversified Financial Services	—		160,800	—	160,800
Electric	—		181,075	21,622	202,697
Electronics	—		50,591	—	50,591
Engineering & Construction	—		—	17,451	17,451
Entertainment	—		73,834	—	73,834
Environmental Control	—		41,484	—	41,484
Food	—		90,625	—	90,625
Forest Products & Paper	—		20,630	—	20,630
Gaming	—		113,570	—	113,570
Gas Distribution	—		41,126	—	41,126
Healthcare - Products	—		74,966	—	74,966
Healthcare - Services	—		217,872	—	217,872
Home Builders	—		31,565	—	31,565
Household Products/ Wares	—		42,833	—	42,833
Insurance	—		84,854	—	84,854
Internet	—		27,905	—	27,905
Lodging	—		43,221	—	43,221
Machinery - Diversified	—		14,784	—	14,784
Media	—		212,668	—	212,668
Miscellaneous Manufacturing	—		37,062	—	37,062
Oil & Gas	—		262,767	—	262,767
Oil & Gas Services	—		87,201	—	87,201
Oil Refining & Marketing	—		34,826	—	34,826
Packaging & Containers	—		119,210	—	119,210
Pharmaceuticals	—		—	11,091	11,091
Pipelines	—		167,276	—	167,276
Real Estate Investment Trusts	—		31,948	—	31,948
Retail	—		245,694	—	245,694
Semiconductors	—		46,522	—	46,522
Software	—		19,745	—	19,745
Telecommunications	—		386,588	—	386,588
Transportation	—		92,187	—	92,187
Foreign Issuer Bonds
Aerospace/Defense	—		52,917	—	52,917
Aluminum	—		24,940	—	24,940
Chemicals	—		39,801	—	39,801
Computers	—		23,602	—	23,602
Diversified Financial Services	—		29,617	—	29,617
Food	—		24,661	—	24,661
Insurance	—		89,833	—	89,833
Iron/Steel	—		17,322	—	17,322
Machinery - Construction & Mining	—		22,964	—	22,964
Media	—		70,470	12,958	83,428
Mining	—		56,329	—	56,329
Oil & Gas	—		70,651	—	70,651
Oil & Gas Services	—		21,117	—	21,117
Pharmaceuticals	—		25,000	—	25,000
Telecommunications	—		188,925	—	188,925
Transportation	—		25,174	—	25,174
Truck & Leasing	—		22,741	—	22,741
Common Stocks	3,215		—	—	3,215
Preferred Stocks	28,791	(1)	—	—	28,791
Warrants	83		—	—	83
Investment Companies	137,284		—	—	137,284

Total Investments	$169,373		$4,452,165	$91,244	$4,712,782

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At December 31, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

NORTHERN FUNDS QUARTERLY REPORT    69    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued	DECEMBER 31, 2011 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/11 (000S)	REALIZED GAINS (000S)	REALIZED LOSSES (000S)	CHANGE IN UNREALIZED APPRECIATION (000S)	CHANGE IN UNREALIZED DEPRECIATION (000S)	PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S) (1)	TRANSFERS OUT OF LEVEL 3 (000S) (1)(2)	BALANCE AS OF 12/31/11 (000S)
Corporate Bonds
Distribution/ Wholesale	$21,606	$—	$—	$—	$(282)	$6,798	$—	$—	$—	$28,122
Electric	—	—	—	3	—	21,619	—	—	—	21,622
Engineering & Construction	21,761	193	—	149	—	—	(4,652)	—	—	17,451
Pharmaceuticals	14,140	—	—	—	(82)	—	(2,967)	—	—	11,091
Pipelines	12,065	—	(199)	—	(554)	5,926	—	—	(17,238)	—
Foreign Issuer Bonds
Insurance	22,917	1,302	—	—	(452)	—	(23,767)	—	—	—
Iron/Steel	2,850	—	—	—	(2,898)	17,370	—	—	(17,322)	—
Oil & Gas	5,177	—	—	—	(46)	—	(5,131)	—	—	—
Media	—	—	—	—	(3,372)	16,330	—	—	—	12,958

Total	$100,516	$1,495	$(199)	$152	$(7,686)	$68,043	$(36,517)	$—	$(34,560)	$91,244

(1)	The value of Transfers Into and Out of Level 3 are measured using the fair value as of the end of the period, December 31, 2011.
(2)	Transferred out of Level 3 due to securities having evaluated prices on observable inputs from multiple pricing vendors.

The amount of change in net unrealized appreciation/depreciation on investments in Level 3 securities still held at December 31, 2011 was approximately $(396).

FIXED INCOME FUNDS    70    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE U.S. GOVERNMENT FUND	DECEMBER 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 27.8%(1)
Fannie Mae - 17.3%
2.25%, 3/2/17	$12,100	$12,137
Pool #555649,
7.50%, 10/1/32	102	121
Pool #745148,
5.00%, 1/1/36	5,799	6,269
Pool #893082,
2.67%, 9/1/36	1,085	1,156
Pool #AH1166,
4.50%, 12/1/40	3,433	3,656
Pool TBA,
4.50%, 1/15/40(2)	9,375	9,976
5.50%, 1/15/40(2)	11,000	11,978
6.00%, 1/15/40(2)	5,520	6,078
5.00%, 12/31/40(2)	10,545	11,392
Series 2007, Class 26C,
5.50%, 3/25/33	3,395	3,521

		66,284

Freddie Mac - 4.0%
Pool #1J0365,
5.72%, 4/1/37	646	688
Pool #1J2840,
5.89%, 9/1/37	1,578	1,683
Pool #1Q0323,
4.17%, 5/1/37	4,014	4,240
Pool #410092,
2.33%, 11/1/24	11	11
Series 3730, Class PL,
4.50%, 1/15/33	8,500	8,798

		15,420

Government National Mortgage Association - 3.6%
Series 2008, Class 8A,
3.61%, 8/16/27	1,137	1,148
Series 2011, Class 31A,
2.21%, 12/16/35	4,919	5,001
Series 2011, Class 49A,
2.45%, 7/16/38	3,945	4,037
Series 2011, Class 49AB,
2.80%, 1/16/34	3,379	3,465

		13,651

Government National Mortgage Association II - 2.9%
Pool #82581,
4.00%, 7/20/40	10,524	11,219

Total U.S. Government Agencies (Cost $105,739)		106,574

U.S. GOVERNMENT OBLIGATIONS - 66.2%
U.S. Treasury Inflation Indexed Notes - 3.1%
0.13%, 4/15/16	11,040	11,808

U.S. Treasury Notes - 63.1%
0.13%, 12/31/13(2)	78,300	78,104
0.25%, 12/15/14	69,039	68,813
0.88%, 12/31/16(2)	90,928	91,091
2.00%, 11/15/21	4,325	4,374

		242,382

Total U.S. Government Obligations (Cost $253,974)		254,190

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 56.7%
Northern Institutional Funds -
Government Portfolio (3) (4)	217,842,404	$217,842

Total Investment Companies (Cost $217,842)		217,842

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.3%
U.S. Treasury Bill,
0.04%, 6/21/12	$1,000	$1,000
Total Short-Term Investments (Cost $1,000)		1,000

Total Investments - 151.0% (Cost $578,555)		579,606

Liabilities less Other Assets - (51.0)%		(195,641)

NET ASSETS - 100.0%		$383,965

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.

NORTHERN FUNDS QUARTERLY REPORT    71    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE U.S. GOVERNMENT FUND continued	DECEMBER 31, 2011 (UNAUDITED)

(2)	When-Issued Security.
(3)	At March 31, 2011, the value of the Fund’s investments in the Government Portfolio of the Northern Institutional Funds was approximately $253,959,000 with net sales of approximately $36,117,000 during the nine months ended December 31, 2011.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.

Percentages shown are based on Net Assets.

At December 31, 2011, the quality distribution for the Short-Intermediate U.S. Government Fund was:

QUALITY DISTRIBUTION*	% OF LONG-TERM INVESTMENTS
Aaa	62.4%
Cash Equivalents	37.6

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s, and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Moody’s nomenclature, range from Aaa (judged to be of the highest quality, with minimal credit risk) to C (the lowest rated class of bonds, typically in default, with little prospect for recovery of principal or interest). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Federal Tax Information:

At December 31, 2011, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$578,604

Gross tax appreciation of investments	$1,313
Gross tax depreciation of investments	(311)

Net tax appreciation of investments	$1,002

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Short-Intermediate U.S. Government Fund’s investments, which are carried at fair value, as of December 31, 2011:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
U.S. Government Agencies	$—	$106,574	(1)	$—	$106,574
U.S. Government Obligations	—	254,190	(1)	—	254,190
Investment Companies	217,842	—		—	217,842
Short-Term Investments	—	1,000		—	1,000

Total Investments	$217,842	$361,764		$—	$579,606

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At December 31, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

FIXED INCOME FUNDS    72    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND	DECEMBER 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.2%
Agriculture - 0.2%
Bunge Ltd. Finance Corp.,
5.35%, 4/15/14	$2,000	$2,098

Auto Manufacturers - 0.5%
Daimler Finance North America LLC,
1.18%, 3/28/14(1)	6,000	5,790

Auto Parts & Equipment - 0.2%
Johnson Controls, Inc.,
4.88%, 9/15/13	2,670	2,830

Banks - 5.5%
Bank of America Corp.,
1.85%, 1/30/14	6,100	5,507
1.94%, 7/11/14	5,000	4,498
Bank of New York Mellon (The) Corp.,
4.30%, 5/15/14	9,000	9,657
Capital One Financial Corp.,
2.13%, 7/15/14	2,000	1,974
Citigroup, Inc.,
5.30%, 10/17/12	1,900	1,931
2.45%, 8/13/13	5,500	5,398
5.50%, 10/15/14	5,000	5,140
Goldman Sachs Group (The), Inc.,
5.25%, 10/15/13	1,000	1,020
6.00%, 5/1/14	5,000	5,190
JPMorgan Chase & Co.,
1.65%, 9/30/13	3,500	3,525
1.22%, 1/24/14	4,200	4,137
Morgan Stanley,
1.41%, 4/29/13	7,500	7,068
State Street Corp.,
0.88%, 3/7/14	4,150	4,109
Wachovia Corp.,
5.50%, 5/1/13	9,200	9,707

		68,861

Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc.,
3.00%, 10/15/12	1,349	1,370

Chemicals - 0.8%
Air Products & Chemicals, Inc.,
4.15%, 2/1/13	3,295	3,420
Airgas, Inc.,
2.85%, 10/1/13	6,000	6,113

		9,533

Commercial Services - 0.4%
ERAC USA Finance LLC,
5.80%, 10/15/12(1)	2,509	2,595
2.75%, 7/1/13(1)	2,000	2,034

		4,629

Computers - 0.5%
Hewlett-Packard Co.,
2.11%, 9/19/14	5,000	4,975
2.63%, 12/9/14	1,000	1,009

		5,984

Cosmetics/Personal Care - 0.2%
Avon Products, Inc.,
4.80%, 3/1/13	3,020	3,116

Diversified Financial Services - 2.0%
American Express Credit Corp.,
5.88%, 5/2/13	2,068	2,174
1.42%, 6/24/14	4,495	4,408
General Electric Capital Corp.,
1.21%, 4/7/14	5,000	4,887
TD Ameritrade Holding Corp.,
2.95%, 12/1/12	4,000	4,050
Toyota Motor Credit Corp.,
1.25%, 11/17/14	10,000	10,056

		25,575

Electric - 0.4%
Commonwealth Edison Co.,
1.63%, 1/15/14	2,000	2,014
NextEra Energy Capital Holdings, Inc.,
2.55%, 11/15/13	3,000	3,052

		5,066

Food - 0.3%
H.J. Heinz Co.,
5.35%, 7/15/13	4,090	4,366

Healthcare - Services - 0.5%
Quest Diagnostics, Inc.,
1.42%, 3/24/14	1,000	1,005
UnitedHealth Group, Inc.,
5.50%, 11/15/12	4,922	5,112

		6,117

Insurance - 0.4%
MetLife, Inc.,
1.69%, 8/6/13	3,500	3,513

NORTHERN FUNDS QUARTERLY REPORT    73    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.2% continued
Insurance - 0.4% continued
Prudential Financial, Inc.,
5.15%, 1/15/13	$1,000	$1,036

		4,549

Media - 0.8%
Time Warner Cable, Inc.,
6.20%, 7/1/13	5,000	5,365
Walt Disney (The) Co.,
0.88%, 12/1/14	5,000	5,024

		10,389

Office/Business Equipment - 0.4%
Pitney Bowes, Inc.,
3.88%, 6/15/13	2,500	2,584
Xerox Corp.,
1.28%, 5/16/14	2,500	2,463

		5,047

Oil & Gas - 0.4%
Murphy Oil Corp.,
6.38%, 5/1/12	4,640	4,712

Pipelines - 0.3%
Plains All American Pipeline L.P./PAA Finance Corp.,
4.25%, 9/1/12	4,030	4,111

Retail - 0.4%
Darden Restaurants, Inc.,
5.63%, 10/15/12	4,900	5,066

Semiconductors - 0.2%
Broadcom Corp.,
1.50%, 11/1/13	2,000	2,022

Toys, Games & Hobbies - 0.4%
Mattel, Inc.,
5.63%, 3/15/13	5,000	5,253

Transportation - 0.1%
Ryder System, Inc.,
6.00%, 3/1/13	1,750	1,840

Trucking & Leasing - 0.2%
GATX Corp.,
4.75%, 10/1/12	2,660	2,714

Total Corporate Bonds (Cost $192,789)		191,038

FOREIGN ISSUER BONDS - 6.9%
Auto Manufacturers - 0.5%
Volkswagen International Finance N.V.,
1.19%, 4/1/14(1)	6,000	5,879

Banks - 4.9%
Barclays Bank PLC,
1.44%, 1/13/14	1,500	1,454
Commonwealth Bank of Australia,
1.29%, 6/14/13	5,000	5,000
1.29%, 3/17/14(1)	7,000	6,888
Cooperatieve Centrale Raiffeisen- Boerenleenbank B.A.,
0.75%, 4/14/14	2,500	2,466
Credit Suisse,
5.00%, 5/15/13	5,000	5,129
1.36%, 1/14/14	6,500	6,291
National Australia Bank Ltd.,
1.11%, 4/11/14(1)	5,000	4,950
1.37%, 7/25/14(1)	9,000	8,942
Toronto-Dominion Bank (The),
0.60%, 7/26/13	7,000	6,990
UBS A.G.,
1.43%, 1/28/14	5,000	4,869
Westpac Banking Corp.,
2.10%, 8/2/13	3,000	3,029
1.31%, 3/31/14(1)	5,000	5,014

		61,022

Mining - 1.4%
BHP Billiton Finance USA Ltd.,
1.13%, 11/21/14	5,000	5,012
Rio Tinto Alcan, Inc.,
4.50%, 5/15/13	5,000	5,209
Rio Tinto Finance USA Ltd.,
5.88%, 7/15/13	4,000	4,264
Xstrata Canada Financial Corp.,
2.85%, 11/10/14(1)	3,000	3,015

		17,500

Telecommunications - 0.1%
Telefonica Emisiones S.A.U.,
5.86%, 2/4/13	1,880	1,912

Total Foreign Issuer Bonds (Cost $87,191)		86,313

FIXED INCOME FUNDS    74    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 0.7%
U.S. Treasury Notes - 0.7%
0.13%, 9/30/13	$9,000	$8,982

Total U.S. Government Obligations (Cost $8,980)		8,982

MUNICIPAL BONDS - 69.8%
Alabama - 0.3%
Alabama State Public School & College Authority Improvement Revenue Refunding Bonds, Series A,
5.00%, 5/1/13	1,000	1,061
Alabama State Special Care Facilities Financing Authority Birmingham Revenue Bonds, Series A-1,
5.00%, 6/1/12	1,350	1,375
Alabama State Water Pollution Control Authority Revenue Refunding Bonds, Series B, Revolving Fund Loan,
2.00%, 8/15/13	1,010	1,027

		3,463

Alaska - 0.4%
Alaska Housing Finance Corp. Mortgage Revenue Bonds, Series B-1, (G.O. of Corp. Insured),
0.80%, 12/1/13	2,235	2,234
Anchorage Water Revenue Refunding Bonds,
5.00%, 5/1/12	400	406
Valdez Marine Terminal Revenue Refunding Bonds, Series B, BP Pipelines Project,
5.00%, 1/1/14	2,000	2,141

		4,781

Arizona - 0.6%
Arizona State University Energy Management LLC Revenue Refunding Bonds, Arizona University Project-Tempe,
5.00%, 7/1/14	1,500	1,637
Coconino County Pollution Control Corp. Various Revenue Bonds, Series A, Arizona Public Service Navajo Project,
3.63%, Mandatory Put 7/13/13	2,000	2,049
Phoenix G.O. Limited Refunding Bonds, Series C,
2.00%, 7/1/12	1,000	1,009
Pinal County Revenue Obligations Refunding Bonds,
2.50%, 8/1/12	1,190	1,202
Salt River Project Agricultural Improvement & Power District Electirc Revenue Refunding Bonds, Series A,
3.00%, 12/1/13	1,000	1,050
Salt River Project Agricultural Improvement & Power District Electric Revenue Refunding Bonds, Series C,
5.00%, 1/1/12	1,000	1,000

		7,947

California - 7.9%
Burbank Redevelopment Agency Tax Allocation Golden Bonds (FGIC Insured), Prerefunded,
5.63%, 12/1/13	1,000	1,095
California Infrastructure & Economic Development Bank Revenue Refunding Bonds, Series A1, J Paul Getty Trust,
0.57%, Mandatory Put 4/1/14	10,000	10,000
California State Department of Water Resources Supply Revenue Bonds, Series L,
5.00%, 5/1/14	1,000	1,102
California State Department of Water Resources Supply Revenue Bonds, Series N,
5.00%, 5/1/13	5,000	5,311
California State Economic Recovery G.O. Unlimited Bonds, Series A,
5.25%, 7/1/13	10,000	10,709
California State G.O. Unlimited Refunding Bonds,
3.00%, 9/1/13	10,000	10,386
California State Infrastructure & Economic Development Bank Revenue Refunding Bonds, Series E, Pacific Gas & Electric,
2.25%, Mandatory Put 4/2/12	1,200	1,205
California State Pollution Control Financing Authority Solid Waste Disposal Various Revenue Refunding Bonds, Series B, Republic Services,
0.70%, Mandatory Put 2/1/12(1)	1,000	1,000
California State Public Works Board Lease Revenue Bonds, Series A, Various Capital Projects,
3.00%, 10/1/13	2,180	2,252
California Statewide Communities Development Authority Revenue Bonds, Prop 1A Receivables Project,
5.00%, 6/15/13	6,730	7,129

NORTHERN FUNDS QUARTERLY REPORT    75    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 69.8% continued
California - 7.9% continued
California Statewide Communities Development Authority Solid Waste Disposal Revenue Bonds, Series A, Republic Services,
4.95%, 12/1/12	$2,000	$2,068
Contra Costa Water District Revenue Bonds, Series A,
1.00%, 10/1/12	3,000	3,019
Golden State Tobacco Securitization Corp. Settlement Revenue Bonds, Series 2003 A-1 (Escrowed To Maturity),
5.00%, 6/1/12	1,330	1,357
Kern High School District G. O. Unlimited Taxable Refunding Bonds,
1.48%, 8/1/13	1,000	1,002
Los Angeles County G.O. Unlimited TRANS, Series C,
2.50%, 6/29/12	6,000	6,066
Los Angeles Department of Water & Power System Revenue Bonds, Series A,
4.00%, 7/1/13	7,000	7,379
Los Angeles G.O. Unlimited Refunding Bonds, Series B,
3.00%, 9/1/13	1,700	1,774
Los Angeles G.O. Unlimited TRANS,
2.50%, 3/30/12	2,000	2,011
Los Angeles Unified School District G.O. Unlimited Bonds, Series A (NATL-RE Insured), Prerefunded,
5.00%, 7/1/13	5,000	5,352
Los Angeles Unified School District G.O. Unlimited Bonds, Series H, Election of 2004 (AGM Insured),
4.50%, 7/1/12	3,500	3,575
Los Angeles Unified School District G.O. Unlimited Bonds, Series I,
5.00%, 7/1/14	3,000	3,314
Los Angeles Unified School District G.O. Unlimited TRANS, Series A,
2.00%, 8/1/12	6,500	6,566
Metropolitan Water District of Southern California Revenue Refunding Bonds, Series A-2,
0.22%, Mandatory Put 6/1/13	2,700	2,689
Metropolitan Water District of Southern California Revenue Refunding Bonds, Series B,
3.00%, 7/1/13	1,000	1,041
Port of Oakland Revenue Refunding Bonds, Series O (AMT),
4.00%, 5/1/13	1,000	1,037
Southern California State Public Power Authority Revenue Bonds, Series A, Sub-Southern Transmission Project,
4.00%, 7/1/13	1,000	1,050

		99,489

Colorado - 2.2%
Colorado Springs Utilities System Revenue Bonds, Series A-1,
3.00%, 11/15/12	1,200	1,229
Colorado Springs Utilities System Revenue Refunding Bonds, Series A,
3.00%, 11/15/13	6,000	6,289
Colorado State General Fund TRANS,
2.00%, 6/27/12	10,000	10,090
Colorado State Health Facilities Authority Revenue Bonds, Series B, Sisters Leavenworth,
2.00%, 1/1/12	1,000	1,000
Denver City & County G.O. Unlimited Bonds, Series D, Better Denver,
5.00%, 8/1/13	1,000	1,075
Denver City & County Revenue Bonds, Series B, AMT Airport System,
4.00%, 11/15/13	5,165	5,456
Longmont Sales & Use Tax Revenue Refunding Bonds, Series A, Open Space,
2.00%, 11/15/13	1,070	1,089
Regional Transportation District Sales Tax Revenue Refunding Bonds,
5.00%, 11/1/12	800	832

		27,060

Connecticut - 3.3%
Bristol G.O. Unlimited Bonds,
4.00%, 8/1/13	2,000	2,115
Connecticut State Development Authority PCR Bonds, Series A, Connecticut Light & Power Project,
1.25%, Mandatory Put 4/2/12	5,500	5,505
Connecticut State Development Authority PCR Refunding Bonds, Series B, Connecticut Light & Power Project,
1.25%, Mandatory Put 9/3/13	3,500	3,501

FIXED INCOME FUNDS    76    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 69.8% continued
Connecticut - 3.3% continued
Connecticut State G.O. Unlimited Bonds, Series D,
5.00%, 11/1/13	$10,100	$10,951
Connecticut State G.O. Unlimited Bonds, Series D, Economic Recovery,
5.00%, 1/1/13	1,800	1,886
Connecticut State G.O. Unlimited Refunding Bonds, Series E,
5.50%, 11/15/12	950	994
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series A-3, Yale University,
4.00%, Mandatory Put 2/7/13	9,850	10,252
Connecticut State Municipal Electric Energy Cooperative Power Supply System Revenue Bonds, Series A,
0.50%, Mandatory Put 5/15/12	2,850	2,851
Connecticut State Special Tax Obligation Revenue Refunding Bonds, Series B, Transportation,
5.00%, 12/1/14	2,760	3,104

		41,159

Delaware - 0.9%
Delaware State EDA Pollution Control Various Revenue Refunding Bonds, Series C, Delmarva Project,
0.75%, Mandatory Put 6/1/12	3,000	3,003
Delaware State EDA Various Revenue Refunding Bonds, Series C, Exmit Facility,
1.80%, Mandatory Put 6/1/12	1,400	1,404
Delaware State Municipal Electric Corp. Revenue Bonds,
2.00%, 7/1/12	1,625	1,637
3.00%, 7/1/13	1,135	1,172
University of Delaware Various Revenue Bonds, Series A,
0.85%, Mandatory Put 6/4/13	3,600	3,623

		10,839

District of Columbia - 0.2%
District of Columbia Income Tax Secured Revenue Bonds, Series D,
5.00%, 12/1/12	1,230	1,284
Metropolitan Washington D.C. Airports Authority System Revenue Bonds, Series C,
3.00%, 10/1/13	1,500	1,557

		2,841

Florida - 3.5%
Citizens Property Insurance Corp. Revenue Bonds, Senior Secured Series A-1, High Risk,
5.00%, 6/1/13	1,200	1,262
Citizens Property Insurance Corp. Revenue Refunding Bonds, Senior Secured Series A, High Risk Account (NATL-RE Insured),
5.00%, 3/1/12	1,000	1,007
Escambia County PCR Refunding Bonds, Gulf Power Co. Project,
1.75%, Mandatory Put 6/15/12	6,440	6,478
Escambia County Solid Waste Disposal Revenue Bonds, First Series, Gulf Power Co. Project,
2.00%, Mandatory Put 4/3/12	1,000	1,004
Florida State Board of Education G.O. Unlimited Refunding Bonds, Series C (State Gtd.), Public Education,
5.00%, 6/1/14	4,000	4,430
Florida State Board of Education Lottery Revenue Bonds, Series A,
5.00%, 7/1/12	1,470	1,505
Florida State Board of Education Lottery Revenue Refunding Bonds, Series A,
5.00%, 7/1/14	7,000	7,727
Florida State Board of Governors University of Central Parking Facility Revenue Refunding Bonds, Series A,
5.00%, 7/1/13	1,175	1,248
5.00%, 7/1/14	1,235	1,351
Florida State Board of Public Education G.O. Unlimited Bonds, Series C (AMBAC State Gtd.),
3.75%, 6/1/13	1,000	1,049
Florida State Department of Environmental Protection Preservation Revenue Refunding Bonds, Series A, Florida Forever,
4.00%, 7/1/13	6,400	6,716
5.00%, 7/1/14	3,000	3,305
Florida State Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A,
5.00%, 7/1/12	1,250	1,278
Florida State Water Pollution Control Financing Corp. Revenue Bonds, Series A,
5.00%, 7/15/13	2,000	2,142

NORTHERN FUNDS QUARTERLY REPORT    77    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 69.8% continued
Florida - 3.5% continued
Jacksonville Sales Tax Revenue Refunding Bonds, Local Government (NATL-RE FGIC Insured),
5.50%, 10/1/12	$1,000	$1,036
Jacksonville Special Revenue Bonds, Series C-1,
4.00%, 10/1/12	750	770
Miami-Dade County Transit Sales Surtax Revenue Bonds, Series A,
3.00%, 7/1/13	1,000	1,031
Miami-Dade County Water & Sewer System Revenue Bonds,
2.00%, 10/1/12	935	945

		44,284

Georgia - 2.0%
Bartow County G.O. Unlimited Bonds, Sales Tax (NATL-RE Insured),
5.00%, 8/1/12	2,000	2,054
Bibb County School District G.O. Unlimited Bonds (State Aid Withholding),
3.00%, 4/1/12	1,620	1,631
Burke County Development Authority Revenue Bonds, Power Co. Plant Vogtle Project,
5.05%, Mandatory Put 1/12/12	2,000	2,000
Georgia State G.O. Unlimited Refunding Bonds, Series E1,
5.00%, 7/1/13	5,755	6,162
Georgia State Municipal Gas Authority Revenue Refunding Bonds, Series K, Gas Portfolio lll (G.O. of Authority Insured),
2.00%, 5/23/12	2,500	2,516
Georgia State Municipal Gas Authority Revenue Refunding Bonds, Series O, Gas Portfolio lll Project (G.O. of Authority Insured),
2.00%, 11/13/12	3,000	3,043
Georgia State Road & Tollway Authority Revenue Refunding Bonds, Series A (State Gtd.),
4.00%, 3/1/13	1,700	1,775
Glynn County School Sales Tax G.O. Unlimited Bonds (State Aid Withholding),
4.00%, 9/1/12	3,400	3,486
Gwinnett County School District G.O. Unlimited Bonds,
5.00%, 2/1/13	2,300	2,419

		25,086

Hawaii - 1.2%
Hawaii County Improvement G.O. Unlimited Refunding Bonds, Series A (NATL-RE-FGIC Insured),
5.60%, 5/1/13	1,000	1,069
Hawaii State Airports System Revenue Refunding Bonds (AMT),
4.00%, 7/1/13	750	786
5.00%, 7/1/14	1,335	1,454
Hawaii State G.O. Unlimited Bonds, Series CZ (AGM Insured), Prerefunded,
5.25%, 7/1/12	1,580	1,620
Hawaii State G.O. Unlimited Refunding Bonds, Series EC,
5.00%, 12/1/13	3,000	3,265
Hawaii State Highway Revenue Bonds, Series B (AGM Insured),
5.00%, 7/1/12	500	512
Hawaii State Housing Finance & Development Corp. Multi Family Revenue Bonds, Series B, Kuhio Park Terrace (Freddie Mac Insured),
1.25%, 10/1/13	6,000	6,027
Honolulu City & County G.O. Unlimited Bonds, Series A (NATL-RE Insured), Prerefunded,
5.25%, 3/1/13	810	857

		15,590

Idaho - 1.5%
Idaho Housing & Finance Association Unemployment Compensation Revenue Bonds,
4.00%, 8/15/14	10,000	10,811
Idaho State G.O. Unlimited Tax Anticipation Notes,
2.00%, 6/29/12	8,000	8,070

		18,881

Illinois - 1.6%
Illinois State Educational Facilities Authority Adjustable Revenue Bonds, Series B-1, University of Chicago,
1.13%, Mandatory Put 2/14/13	1,450	1,459

FIXED INCOME FUNDS    78    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 69.8% continued
Illinois - 1.6% continued
Illinois State Finance Authority Adjustable Revenue Bonds, Sub Series B, Northwestern University,
1.75%, Mandatory Put 3/3/14	$7,935	$8,105
Illinois State Finance Authority Revenue Bonds, Series A-2, Advocate Health Care,
1.40%, Mandatory Put 2/1/13	8,000	8,070
Lake County Forest Preservation District G.O. Unlimited Refunding Bonds, Series A,
4.00%, 12/15/13	2,000	2,137

		19,771

Indiana - 0.8%
Indiana State Finance Authority Revenue Bonds, Series A, Revolving Fund Program,
4.00%, 2/1/13	1,000	1,040
Indiana State Finance Authority WasteWater Utility Revenue Bonds, Series A, First Lien,
2.00%, 10/1/12	1,000	1,011
Indiana State Health Facility Financing Authority Revenue Bonds, Series A1, Ascension Health Care Group,
1.50%, Mandatory Put 8/1/14	5,000	5,063
Indianapolis Thermal Energy System Revenue Refunding Bonds,
3.00%, 10/1/12	2,500	2,543

		9,657

Iowa - 0.2%
State University of Iowa Revenue Bonds, Academic Building Flood Anticipation Notes,
3.00%, 1/1/13	2,000	2,003

Kansas - 0.2%
Kansas State Development Finance Authority Revenue Bonds, Series B, Kansas Projects,
3.00%, 5/1/13	1,930	1,990

Kentucky - 0.9%
Jefferson County PCR Commercial Paper, Series 2001B,
0.45%, 1/12/12(2)	1,600	1,600
Kentucky State Economic Development Finance Authority Solid Waste Disposal Revenue Refunding Bonds, Series B, Republic Services Inc.,
0.70%, Mandatory Put 3/1/12	3,500	3,500
Louisville & Jefferson County Metropolitan Government PCR Bonds, Gas & Electric Project,
1.90%, Mandatory Put 4/2/12	1,800	1,806
Pikeville Hospital Improvement Revenue Bonds Anticipation Notes,
3.00%, 9/1/13	4,000	4,116

		11,022

Louisiana - 0.9%
Louisiana State G.O. Unlimited Refunding Bonds, Series A, (NATL-RE Insured),
5.00%, 8/1/13	2,100	2,255
Louisiana State Gas & Fuels TRB, Series B, Second Lien,
5.00%, 5/1/13	1,275	1,355
Louisiana State Offshore Terminal Authority Deepwater Port Revenue Bonds, Series B-1A, Loop LLC Project,
1.60%, Mandatory Put 10/1/12	2,000	2,010
Louisiana State Offshore Terminal Authority Deepwater Port Various Revenue Bonds, Series B-1, Loop LLC Project,
1.88%, Mandatory Put 10/1/13	3,000	3,028
Louisiana State Public Facilities Authority Revenue Bonds, Series A, Ochsner Clinic Foundation Project (NATL-RE Insured), Escrowed to Maturity,
5.38%, 5/15/13	2,500	2,670

		11,318

Maryland - 1.3%
Harford County G.O. Unlimited Bonds, Series A, Consolidated Public Improvement,
5.00%, 7/1/12	3,000	3,073
Montgomery County G.O. Unlimited Bonds, Series A,
3.00%, 7/1/13	6,000	6,245
Prince Georges County G.O. Limited Bonds, Series A, Consolidated Public Improvement,
5.00%, 9/15/14	2,935	3,286

NORTHERN FUNDS QUARTERLY REPORT    79    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 69.8% continued
Maryland - 1.3% continued
Prince Georges County G.O. Limited Refunding Bonds, Series B, Consolidated Public Improvement,
5.00%, 9/15/14	$2,800	$3,135
Washington Suburban Sanitation District G.O. Unlimited Bonds, Series A, Consolidated Public Improvement,
4.00%, 6/1/12	1,000	1,016

		16,755

Massachusetts - 0.9%
Massachusetts State Department of Transportation Metropolitan Highway System Revenue Bonds, Senior Series B,
5.00%, 1/1/13	3,000	3,129
Massachusetts State G.O. Limited Bonds, Series D, Consolidated Loan,
4.00%, 10/1/13	4,000	4,254
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series B, Caritas Christi Obligation, Prerefunded,
6.75%, 7/1/12	2,000	2,083
Massachusetts State Health & Educational Facilities Authority Various Revenue Bonds, Series K-2 Amherst College,
1.70%, Mandatory Put 11/1/16	1,000	1,001
Massachusetts State Special Obligation Loan Revenue Refunding Anticipation Notes, Series A, Senior Federal Highway Grant,
4.00%, 6/15/12	1,000	1,018

		11,485

Michigan - 0.4%
Grand Rapids Water Supply System Revenue Refunding Bonds,
2.00%, 1/1/12	450	450
Michigan State Hospital Finance Authority Revenue Refunding Bonds, Series F-1, Ascension Health,
1.50%, Mandatory Put 6/1/12	2,970	2,986
Michigan State Municipal Bond Authority Revenue Bonds, Series C, Local Government Loan Program (Q-SBLF Insured),
5.00%, 5/1/12	1,165	1,180

		4,616

Minnesota - 2.0%
Bloomington Port Authority Special Tax Allocation Refunding Bonds, Mall of America Project,
2.00%, 2/1/12	445	445
Hennepin County G.O. Unlimited Senior Sales Tax Bonds, Series E,
4.00%, 12/15/13	3,045	3,263
Minnesota School District Tax & Aid Anticipation Borrowing Program Certificates of Participation, Series C (School District Credit Program G.O. of District Insured),
2.00%, 9/11/12	6,150	6,226
Minnesota State G.O. Unlimited Bonds, Series A,
5.00%, 10/1/13	5,350	5,787
Minnesota State G.O. Unlimited Bonds, Series E, State Trunk Highway,
5.00%, 8/1/12	700	720
Minnesota State G.O. Unlimited Refunding Bonds, Series E, State Trunk Highway,
3.00%, 8/1/12	3,450	3,507
Minnesota State G.O. Unlimited Refunding Bonds, Series I, Trunk Highway,
5.00%, 11/1/12	1,385	1,441
Ramsey County G.O. Unlimited Capital Improvement Refunding Bonds, Series B,
4.00%, 2/1/14	3,000	3,223

		24,612

Mississippi - 0.6%
Mississippi State Business Finance Corp. Various Revenue Bonds, Waste Management Inc. Project,
2.25%, Mandatory Put 11/3/14	4,600	4,619
Mississippi State Capital Improvement G.O. Unlimited Bonds (FGIC Insured), Prerefunded,
5.25%, 11/1/12	2,000	2,082
Mississippi State Development Bank Special Obligation Revenue Bonds, Series A, Desoto County Highway,
3.00%, 1/1/12	1,000	1,000

		7,701

Nevada - 0.9%
Clark County Highway Motor Vehicle Fuel TRB,
5.00%, 7/1/14	3,000	3,288

FIXED INCOME FUNDS     80    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 69.8% continued
Nevada - 0.9% continued
Clark County School District G.O. Limited Bonds, Series A, Limited Tax Building,
5.00%, 6/15/13	$1,000	$1,064
Clark County School District G.O. Limited TRB, Series A,
5.00%, 6/15/13	6,000	6,384
Washoe County Highway Motor Vehicle Fuel TRB,
3.00%, 2/1/12	293	294

		11,030

New Hampshire - 0.3%
Manchester Public Improvement G.O. Unlimited Bonds, Series A,
2.00%, 6/1/12	2,250	2,265
New Hampshire State G.O. Unlimited Refunding Bonds, Series B,
4.00%, 6/1/14	1,500	1,626

		3,891

New Jersey - 4.4%
New Jersey State Building Authority Revenue Refunding Bonds, Series A,
3.50%, 6/15/13	10,970	11,409
New Jersey State EDA Solid Waste Disposal Revenue Bonds, Series A, Waste Management Project Inc.,
5.30%, Mandatory Put 6/1/14	3,500	3,760
New Jersey State Educational Facilities Authority Revenue Bonds, Series B, Princeton University,
3.00%, 7/1/13	3,000	3,124
5.00%, 7/1/14	4,000	4,453
New Jersey State G.O. Unlimited Refunding Bonds,,
5.00%, 8/1/13	4,880	5,237
New Jersey State G.O. Unlimited Refunding Bonds, Series S,
5.00%, 2/15/13	4,550	4,789
New Jersey State Health Care Facilities Financing Authority Revenue Bonds, South Jersey Hospital, Prerefunded,
5.88%, 7/1/12	2,750	2,828
New Jersey State Revenue Notes, Series C,
2.00%, 6/21/12	10,000	10,084
New Jersey State Transportation System Trust Fund Authority Revenue Bonds, Series B (NATL-RE FGIC Insured),
5.25%, 12/15/12	1,755	1,833
New Jersey State Transportation System Trust Fund Authority Revenue Bonds, Series C, Escrowed To Maturity,
5.00%, 6/15/12	2,000	2,044
New Jersey State Turnpike Authority Revenue Bonds, Series C (NATL-RE Insured), Escrowed To Maturity,
6.50%, 1/1/13	1,000	1,063
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series B,
5.00%, 6/15/14	2,000	2,189
Ocean County G.O. Unlimited Refunding Bonds,
3.00%, 8/1/13	1,000	1,040
Tobacco Settlement Financing Corp. Revenue Bonds, Prerefunded,
6.75%, 6/1/13	1,000	1,090

		54,943

New Mexico - 0.1%
Albuquerque Municipal School District No. 12, G.O. Unlimited Bonds, Series A, School Building (State Aid Withholding),
2.00%, 8/1/12	1,000	1,010

New York - 7.2%
Metropolitan Transportation Authority Dedicated Refunding TRB, Sub Series B-3B,
0.62%, Mandatory Put 11/1/13	4,000	4,000
Metropolitan Transportation Authority Revenue Bonds, Series B-1,
5.00%, 11/15/14	3,210	3,541
Nassau County G.O. Unlimited Refunding Bonds, Series E,
4.00%, 6/1/12	1,250	1,268
Nassau County G.O. Unlimited TANS, Series A,
2.50%, 9/30/12	4,000	4,041
New York G.O. Unlimited Bonds, Sub Series H-2,
4.00%, 6/1/12	2,010	2,041
New York City Transitional Finance Authority Revenue Bonds, Series C,
5.50%, 2/15/12	1,220	1,228
New York City Transitional Finance Authority Revenue Bonds, Series D, Future Tax Secured-Fiscal 2011,
5.00%, 2/1/13	3,000	3,155

NORTHERN FUNDS QUARTERLY REPORT    81    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 69.8% continued
New York - 7.2% continued
New York City Transitional Finance Authority Revenue Refunding Bonds, Series C, Future Tax Secured,
5.00%, 11/1/13	$3,000	$3,253
New York City Transitional Finance Authority TRB, Series D,
4.65%, 2/1/12	1,000	1,004
New York G.O. Unlimited Bonds, Series A-1, Fiscal 2008,
5.00%, 8/1/12	1,000	1,027
New York G.O. Unlimited Bonds, Series E,
3.00%, 8/1/12	950	965
4.00%, 12/15/13	6,200	6,655
New York State Dormitory Authority Revenue Bonds, Series B, State University Educational Facilities-Third G,
5.25%, Mandatory Put 5/15/12	5,200	5,293
New York State G.O. Unlimited Bonds, Series A,
5.00%, 2/15/13	2,550	2,689
New York State G.O. Unlimited Refunding Bonds, Series C,
3.00%, 2/1/12	1,000	1,003
New York State Mortgage Agency Homeowner Revenue Bonds, Series 164,
1.00%, 4/1/14	2,000	1,995
New York State Thruway Authority Revenue BANS, Series A,
2.00%, 7/12/12	6,900	6,966
New York State Urban Development Corp. Revenue Refunding Bonds, Series B,
5.00%, 1/1/12	1,000	1,000
5.00%, 1/1/13	2,000	2,093
Onondaga County G.O. Unlimited Bonds, Series A,
4.00%, 6/15/12	825	839
Oyster Bay G.O. Unlimited BANS, Series B,
3.00%, 8/10/12	2,000	2,028
Port Authority of New York & New Jersey Revenue Bonds, Series 169, (G.O. of Authority Insured),
5.00%, 10/15/14	10,000	11,076
Suffolk County G.O. Unlimited Public Improvement Bonds, Series A,
3.00%, 5/15/13	2,930	3,031
Tobacco Settlement Financing Corp. Asset-Backed Revenue Bonds, Series B,
5.00%, 6/1/12	1,100	1,122
4.00%, 6/1/13	7,000	7,343
Triborough Bridge & Tunnel Authority General Revenue Bonds, Series A-1 (G.O. of Authority Insured),
4.00%, Mandatory Put 11/15/12	3,150	3,251
Triborough Bridge & Tunnel Authority General Revenue Bonds, Sub Series B-1, (G.O. of Authority Insured),
5.00%, Mandatory Put 11/15/13	7,500	8,069

		89,976

North Carolina - 2.5%
Charlotte COP Revenue Bonds, Series A,
5.00%, 12/1/14(3)	3,000	3,365
Mecklenburg County G.O. Unlimited Bonds, Series A, Public Improvement Projects,
5.00%, 10/1/13	7,700	8,332
5.00%, 10/1/14	3,500	3,928
North Carolina State Capital Improvement Limited Obligation Revenue Bonds, Series C,
5.00%, 5/1/14	5,000	5,511
North Carolina State G.O. Unlimited Bonds, Series A, Public Improvement Project,
5.25%, 3/1/13	4,000	4,234
North Carolina State G.O. Unlimited Refunding Bonds, Series B,
5.00%, 4/1/12	1,500	1,518
North Carolina State Turnkpike Authority State Monroe Connector System Appropriation Revenue Bonds,
3.00%, 7/1/13	1,000	1,039
Raleigh Durham Airport Authority Revenue Refunding Bonds, Series B,
3.00%, 11/1/12	3,075	3,138

		31,065

North Dakota - 0.1%
North Dakota Rural Water Finance Corp. Public Projects Construction Revenue Notes, Series A-5,
1.00%, 8/1/12	1,800	1,807

FIXED INCOME FUNDS    82    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 69.8% continued
Ohio - 2.3%
Columbus City School District G.O. Unlimited Bonds, School Facilities Construction & Improvement (FGIC Insured), Prerefunded,
5.00%, 6/1/13	$3,000	$3,199
Columbus G.O. Unlimited Refunding Bonds, Series B,
5.00%, 5/15/12	390	397
Columbus G.O. Unlimited Various Purpose Bonds, Series A,
5.00%, 9/1/12	1,000	1,032
Franklin County Hospital Facilities Revenue Refunding Bonds, Series C, Ohio Health Corp.,
0.52%, Mandatory Put 6/3/13	7,000	7,000
Miami University General Receipts Revenue Bonds, Series B,
5.00%, 9/1/13	1,000	1,072
Ohio State Air Quality Development Authority Various PCR Refunding Bonds, First Energy Projects,
2.25%, Mandatory Put 6/3/13	7,000	7,024
Ohio State Fresh Water Development Authority Revenue Bonds, Series A-1,
4.00%, 12/1/12	1,670	1,729
Ohio State G.O. Unlimited Bonds, Series F, Infrastructure Improvement, Prerefunded,
5.00%, 2/1/13	2,000	2,103
Ohio State G.O. Unlimited Refunding Bonds, Series B, Infrastructure Improvement,
5.00%, 8/1/14	2,500	2,785
Ohio State Water Quality Development Authority PCR Bonds, Loan Fund Project,
5.00%, 12/1/12	3,000	3,133

		29,474

Oklahoma – 0.6%
Oklahoma City G.O. Unlimited Refunding Bonds,
3.00%, 3/1/13(3)	1,750	1,805
4.00%, 3/1/14(3)	3,000	3,223
Oklahoma County Independent School Building District No. 12 Edmond G.O. Unlimited Bonds,
1.00%, 7/1/12	3,030	3,040

		8,068

Oregon - 0.1%
Portland Ore G.O. Limited Tax Improvement Bonds, Series A,
2.00%, 6/1/12	1,345	1,355

Pennsylvania - 2.1%
Delaware County IDA PCR Refunding Bonds, Series A, Peco Energy Co. Project,
4.00%, 12/1/12	3,000	3,081
Mount Lebanon School District G.O. Unlimited Bonds (State Aid Withholding),
3.00%, 11/15/12	1,780	1,823
Pennsylvania Economic Development Financing Authority Various Revenue Bonds, Waste Management, Inc. Project,
2.63%, Mandatory Put 7/1/14	2,970	3,015
Pennsylvania Intergovernmental Cooperation Authority Special Tax Refunding Bonds, Philadelphia Funding Program,
5.00%, 6/15/12	1,000	1,022
Pennsylvania State G.O. Unlimited Bonds, Second Series,
5.50%, 1/1/13	1,540	1,621
5.00%, 2/15/13	1,000	1,053
Pennsylvania State G.O. Unlimited Bonds, Second Series A,
5.00%, 5/1/13	1,500	1,594
Pennsylvania State G.O. Unlimited Bonds, Third Series (AGM Insured),
5.00%, 9/1/14	10,000	11,183
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, First Series A, Temple University,
4.00%, 4/1/12	500	505
State Public School Building Authority Revenue Bonds, Lease Philadelphia School District Project (AGM State Aid Withholding), Prerefunded,
5.25%, 6/1/13	1,305	1,396

		26,293

Puerto Rico - 0.2%
Puerto Rico Highway & Transportation Authority Revenue Bonds, Series D Prerefunded,
5.38%, 7/1/12	2,000	2,051

NORTHERN FUNDS QUARTERLY REPORT    83    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 69.8% continued
Rhode Island - 0.2%
Rhode Island Health & Educational Building Corp. Revenue Refunding Bonds, Series A, Brown University,
5.00%, 9/1/13	$1,000	$1,077
Rhode Island State Depositors Economic Protection Corp. Special Obligation Revenue Refunding Bonds, Series B (NATL-RE Insured), Escrowed to Maturity,
5.80%, 8/1/12	1,000	1,032

		2,109

South Carolina - 0.5%
Beaufort County School District G.O. Unlimited Bonds, Series A (SCSDE Insured),
2.50%, 3/1/12	1,000	1,004
Renewable Water Resources Sewer System Revenue Refunding Bonds, Series A,
4.00%, 1/1/12	1,000	1,000
South Carolina State Public Service Authority Revenue Refunding Bonds, Series B, Santee Cooper,
5.00%, 1/1/13	1,000	1,047
Sumter County G.O. Unlimited Bonds,
3.00%, 3/1/12	2,000	2,009
York County School District No. 3 G.O. Limited Bonds, Series A (SCSDE Insured),
4.00%, 3/1/13	1,000	1,043

		6,103

South Dakota - 0.2%
Huron School District No. 02-2 G.O. Unlimited Refunding Bonds (AGM Insured),
2.00%, 12/15/12	435	440
2.00%, 6/15/13	440	448
Sioux Falls Sales Tax Revenue Refunding Bonds, Series A,
3.00%, 11/15/12	2,000	2,048

		2,936

Tennessee - 0.3%
Knox County G.O. Unlimited Bonds, Series C,
2.50%, 4/1/12	1,885	1,896
Tennessee State G.O. Unlimited Bonds, Series A,
5.00%, 10/1/13	2,000	2,164

		4,060

Texas - 7.1%
Austin G.O. Limited Public Improvement Bonds, Series A,
2.00%, 9/1/13	2,000	2,053
Conroe Independent School District G.O. Unlimited Refunding Bonds, Series B (PSF-Gtd.),
1.50%, 2/15/12	350	351
Dallas G.O. Limited Bonds, Equipment Acquisition,
4.00%, 8/15/12	1,000	1,024
Dallas WaterWorks & Sewer System Revenue Refunding Bonds, Prerefunded,
5.00%, 10/1/13	6,000	6,486
Gulf Coast Waste Disposal Authority Revenue Bonds, BP Products Project,
2.30%, Mandatory Put 9/3/13	2,000	2,037
Gulf Coast Waste Disposal Authority Revenue Refunding Bonds, BP Products Project,
2.30%, 9/3/13	7,900	8,044
Harris County G.O. Limited Refunding Bonds, Series A,
4.00%, 10/1/14	4,500	4,925
Harris County G.O. Unlimited Refunding Bonds, Series A,
3.00%, 10/1/13	1,000	1,047
Harris County G.O. Unlimited Refunding Bonds, Toll Road Sub Lien (NATL-RE FGIC Insured),
6.00%, 8/1/12	2,000	2,067
Harris County Metropolitan Transit Authority Sales & Use TRB, Series B, Contractual Obligations,
4.00%, 11/1/13	2,195	2,336
Harris County Taxable G.O. Limited Refunding Bonds, Series B, Sub Lien (AGM Insured),
5.00%, Mandatory Put 8/15/12	3,215	3,306
Houston Airport System Revenue Refunding Bonds, Series A (AMT), Sub Lien,
3.00%, 7/1/12	10,000	10,123
Houston G.O. Limited Public Improvement Refunding Bonds, Series A,
3.00%, 3/1/12	360	362
Houston Hotel Occupancy Tax & Special Revenue Refunding Bonds, Series A,
5.00%, 9/1/13	1,500	1,603

FIXED INCOME FUNDS    84    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 69.8% continued
Texas - 7.1% continued
Houston Independent School District Various G.O. Limited Bonds, School House (PSF-Gtd.),
0.57%, Mandatory Put 3/27/12	$3,200	$3,201
Houston Utility System Revenue Refunding Bonds, Series E, Combined First Lien,
5.00%, 11/15/13	2,000	2,167
Lower Colorado River Authority Revenue Refunding Bonds,
5.00%, 5/15/12	1,000	1,017
Midlothian Independent School District G.O. Unlimited Bonds, Series B (PSF-Gtd.),
2.25%, Mandatory Put 8/1/14	3,300	3,407
Mission Economic Development Corp. Solid Waste Disposable Various Revenue Bonds, Series A, Republic Services, Inc.,
0.70%, Mandatory Put 4/2/12	5,600	5,600
San Antonio Electric & Gas System Revenue Bonds, Junior Lien,
1.15%, Mandatory Put 12/3/12	3,775	3,784
San Antonio G.O. Limited Tax Notes, Series A,
2.50%, 8/1/12	2,000	2,028
Tarrant Regional Water District Revenue Refunding & Improvement Bonds (AGM Insured),
5.00%, 3/1/12	1,500	1,512
Temple G.O. Limited Refunding Bonds,
2.00%, 8/1/12	1,000	1,009
Texas City Independent School District G.O. Unlimited Refunding Bonds, Series B (PSF-Gtd.),
4.00%, 8/15/12	1,000	1,024
Texas State G.O. Unlimited Refunding Bonds, Series B (AMT), College Student Loan,
5.00%, 8/1/13	1,000	1,072
Texas State PFA G.O. Unlimited Refunding Bonds,
5.00%, 10/1/12	1,000	1,036
Texas State TRANS, Series A,
2.50%, 8/30/12	10,000	10,154
Tyler Health Facilities Development Corp. Revenue Bonds, Mother Frances Hospital Regional Health, Prerefunded,
6.00%, 7/1/12	5,225	5,376
University of North Texas Financing System Revenue Bonds, Series A,
5.00%, 4/15/13	1,250	1,325

		89,476

Utah - 0.4%
Intermountain Power Agency Power Supply Revenue Refunding Bonds, Sub Series B,
4.00%, 7/1/12	1,000	1,019
Utah State G.O. Unlimited Bonds, Series A,
4.00%, 7/1/13	2,000	2,112
Utah State G.O. Unlimited Bonds, Series C,
3.00%, 7/1/12	1,000	1,014
Utah State G.O. Unlimited Refunding Bonds, Series A,
5.00%, 7/1/14	1,000	1,112

		5,257

Virginia - 1.6%
Loudoun County G.O. Unlimited Public Improvement Bonds, Series A,
4.00%, 12/1/13	2,590	2,773
Louisa IDA PCR Bonds, Series C, Electric and Power Company Project,
1.50%, Mandatory Put 12/1/14	2,000	1,998
Louisa IDA Solid Waste & Sewage Disposal Various Revenue Bonds, Series A, Electric & Power Co. Project,
2.50%, Mandatory Put 3/1/13	2,000	2,034
Norfolk G.O. Unlimited Capital Improvement Refunding Bonds, Series A,
5.00%, 3/1/12	1,665	1,679
Prince William County G.O. Unlimited Public Improvement Refunding Bonds, Series A,
4.00%, 8/1/12	1,480	1,513
Richmond G.O. Unlimited Public Improvement Refunding Bonds, Series C (State Aid Withholding),
2.00%, 7/15/12	1,200	1,212
Virginia Commonwealth Transportation Board Revenue Bonds Federal Highway Reimbursement Notes,
5.00%, 9/27/12	1,330	1,377

NORTHERN FUNDS QUARTERLY REPORT    85    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 69.8% continued
Virginia - 1.6% continued
Virginia State College Building Authority Educational Facilities Revenue Refunding Bonds, Series A, Richmond University Project,
3.00%, 3/1/13	$1,545	$1,594
Virginia State College Building Authority Educational Facilities Revenue Refunding Bonds, Series B, Public Higher Educational Financing Program,
5.00%, 9/1/13	3,000	3,233
Virginia State Housing Development Authority Home Ownership Mortgage Revenue Bonds, Series B (G.O. of Authority Insured),
0.85%, 3/1/12	1,000	1,001
0.95%, 9/1/12	1,500	1,504

		19,918

Washington - 2.2%
Chelan County School District No. 246 Wenatchee G.O. Unlimited Bonds (AGM School Board Guaranty Insured), Prerefunded,
5.50%, 6/1/12	3,000	3,066
Energy Northwest Electric Revenue Refunding Bonds, Project 1 Series A (NATL-RE Insured),
5.25%, 7/1/13	3,000	3,222
Grant County Public Utility District No. 2 Electric Revenue Refunding Bonds, Series I,
5.00%, 1/1/14	1,500	1,632
Snohomish County G.O. Limited Refunding Bonds, Series A,
5.00%, 12/1/13	2,000	2,172
Snohomish County School District No. 6 Mukilteo G.O. Unlimited Refunding Bonds (NATL-RE FGIC Insured),
5.70%, 12/1/12	4,140	4,336
University of Washington General Revenue Refunding Bonds, Series A,
4.00%, 10/1/13	1,000	1,064
Washington State G.O. Unlimited Refunding Bonds, Series R-2012A,
4.00%, 7/1/13	7,695	8,119
Washington State Motor Vehicle Fuel Tax G.O. Unlimited Bonds, Series B-2,
4.00%, 8/1/13	3,200	3,386

		26,997

West Virginia - 0.2%
West Virginia State Housing Finance Development Fund Revenue Bonds, Series A, (AMT) (G.O. of Corp. Insured),
1.60%, 11/1/12	1,825	1,826
West Virginia State University Projects Revenue Bonds, Series B,
4.00%, 10/1/13	1,000	1,058

		2,884

Wisconsin - 2.5%
Badger Tobacco Asset Securitization Corp. Asset Backed Revenue Bonds, Prerefunded,
6.38%, 6/1/12	3,840	3,938
Madison G.O. Unlimited Capital Improvement Refunding Promissory Notes, Series A,
3.00%, 10/1/12	1,000	1,021
Madison G.O. Unlimited Promissory Notes, Series A,
5.00%, 10/1/14	4,000	4,487
Madison G.O. Unlimited Promissory Notes, Series E,
4.00%, 10/1/13	1,350	1,437
Milwaukee G.O. Unlimited Promissory Notes, Series N1,
4.00%, 2/1/13	1,000	1,039
Milwaukee G.O. Unlimited Promissory Notes, Series N3,
5.00%, 5/15/13	2,000	2,126
Platteville Water & Sewer System Revenue BANS,
2.00%, 6/1/12	1,600	1,602
Wisconsin State COP, Series B, Master Lease,
4.00%, 9/1/12	2,020	2,068
Wisconsin State G.O. Unlimited Bonds, Series B,
5.00%, 5/1/13	4,000	4,250
Wisconsin State G.O. Unlimited Bonds, Series C,
3.00%, 5/1/12	75	76
Wisconsin State Revenue Notes,
2.00%, 6/15/12	8,000	8,066

FIXED INCOME FUNDS    86    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 69.8% continued
Wisconsin - 2.5% continued
Wisconsin State Transportation Revenue Bonds, Series A,
5.00%, 7/1/12	$1,600	$1,639

		31,749

Total Municipal Bonds (Cost $874,652)		874,802

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 1.7%
Northern Institutional Funds - Tax-Exempt Portfolio (4) (5) (6)	21,060,798	$21,061

Total Investment Companies (Cost $21,061)		21,061

SHORT-TERM INVESTMENTS - 6.7%
Alexandria IDA Headquarters Facilities TRB, Series A (Sun Trust Bank LOC),
0.90%, 1/5/12	5,050	5,050
BB&T Municipal Trust VRDB, Series B, Sifma Floater Certificates,
0.97%, 1/5/12(1)	7,000	6,998
Citizens Property Insurance Corp. Revenue VRDB, Senior Secured Coastal Notes, Series A-3 (AGM Insured),
1.75%, 1/5/12	5,000	5,018
Citizens Property Insurance Corp. Revenue VRDB, Series A-3, High Risk Floating Notes,
1.85%, 1/5/12	5,400	5,415
Connecticut State G.O. Unlimited VRDB, Series A, Sifma Index,
0.40%, 1/5/12	4,000	4,000
District of Columbia Income Tax Adjustable Revenue Refunding VRDB, Secured Series E,
0.45%, 1/5/12	4,000	4,000
District of Columbia Income Tax Secured Revenue Refunding Bonds, Series B,
0.40%, 1/5/12	1,960	1,960
Illinois Health Facilities Authority Various Revenue Refunding Bonds, Lutheran Home & Services,
0.55%, 1/5/12	4,685	4,685
Illinois State Finance Authority Revenue VRDB, Series A, McKinley Foundation Project (Keybank N.A. LOC),
0.40%, 1/5/12	3,175	3,175
Lakeland Energy System Revenue Refunding VRDB,
0.85%, 1/5/12	5,200	5,212
Lowell Limited Obligation Industrial Revenue VRDB, Litehouse Inc. Project (Fifth Third Bank LOC),
0.49%, 1/5/12	1,180	1,180
Massachusetts State G.O. Unlimited VRDB, Series A,
0.48%, 1/5/12	8,900	8,905
Massachusetts State Industrial Finance Agency Revenue VRDB, Development Tamasi Family Issue (RBS Citizens N.A. LOC),
1.00%, 1/5/12	400	400
New Jersey EDA Revenue Bonds, Build America Bonds,
1.55%, 3/15/12	5,000	5,001
New York G.O. Unlimited Bonds, Series F2,
4.00%, 1/6/12	10,000	10,625
Savannah EDA Revenue VRDB, Calvary Day School Project (Sun Trust Bank LOC),
0.45%, 1/4/12	1,000	1,000
Suffolk County Water Authority Revenue VRDB, Series B, Anticipation Notes,
0.50%, 1/5/12	11,000	10,989

Total Short-Term Investments (Cost $83,603)		83,613

Total Investments - 101.0% (Cost $1,268,276)		1,265,809

Liabilities less Other Assets - (1.0)%		(12,362)

NET ASSETS - 100.0%		$1,253,447

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(2)	Security has been deemed worthless by the Northern Trust Investments Valuation Committee.
(3)	When-Issued Security.

NORTHERN FUNDS QUARTERLY REPORT    87    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(5)	At March 31, 2011, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $5,690,000 with net sales of approximately $5,690,000 during the nine months ended December 31, 2011.
(6)	The Fund had net purchases in the Tax-Exempt Portfolio of the Northern Institutional Funds of approximately $21,061,000 during the nine months ended December 31, 2011.

Percentages shown are based on Net Assets.

At December 31, 2011, the quality distribution for the Tax-Advantaged Ultra-Short Fixed Income Fund was:

QUALITY DISTRIBUTION*	% OF LONG-TERM INVESTMENTS
AAA	13.8%
AA+	11.7
AA	13.3
AA-	12.4
A+	8.3
A	7.6
A-	7.7
BBB+	3.4
BBB	4.7
BBB-	1.5
A1+ (Short Term)	5.8
A1 (Short Term)	2.0
A2 (Short Term)	1.2
Treasury	4.1
Unrated	0.8
Cash Equivalents	1.7

Total	100.0%

* Credit quality ratings are based on the available Moody’s, Standard & Poor’s, and/or Fitch ratings. When ratings from all three agencies are available, the median rating is used. When ratings are available from two of the agencies, the lower rating is used. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing). Treasury securities are obligations issued or guaranteed by the U.S. Treasury. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Federal Tax Information:

At December 31, 2011, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,268,276

Gross tax appreciation of investments	$2,843
Gross tax depreciation of investments	(5,310)

Net tax depreciation of investments	$(2,467)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Tax-Advantaged Ultra-Short Fixed Income Fund’s investments, which are carried at fair value, as of December 31, 2011:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Corporate Bonds	$—	$191,038	(1)	$—	$191,038
Foreign Issuer Bonds	—	86,313	(1)	—	86,313
U.S. Government Obligations	—	8,982		—	8,982
Municipal Bonds	—	874,802	(1)	—	874,802
Investment Companies	21,061	—		—	21,061
Short-Term Investments	—	83,613		—	83,613

Total Investments	$21,061	$1,244,748		$—	$1,265,809

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At December 31, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

FIXED INCOME FUNDS    88    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guarantee Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BANS - Bond Anticipation Notes

COP - Certificate of Participation

EDA - Economic Development Authority

FGIC - Financial Guaranty Insurance Corporation

FHLMC - Federal Home Loan Mortgage Corporation

FSB - Federal Savings Bank

G.O. - General Obligation

Gtd. - Guaranteed

IBC - Insured Bond Certificates

IDA - Industrial Development Authority

LOC - Letter of Credit

NATL-RE - National Public Finance Guarantee Corporation

PCR - Pollution Control Revenue

PFA - Public Finance Authority

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

SCSDE - South Carolina School District Enhancement

NORTHERN FUNDS QUARTERLY REPORT    89    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET - BACKED SECURITIES - 6.5%
Automobile - 3.5%
Ally Auto Receivables Trust, Series 2011-4, Class A2,
0.65%, 3/17/14	$2,500	$2,497
Americredit Prime Automobile Receivable, Series 2009-1, Class A3,
2.21%, 1/15/14	205	206
Bank of America Auto Trust, Series 2009-2A, Class A3,
2.13%, 9/15/13(1)	127	127
BMW Vehicle Owner Trust, Series 2010-A, Class A3,
1.39%, 4/25/14	1,564	1,569
CarMax Auto Owner Trust, Series 2009-2, Class A3,
1.74%, 4/15/14	843	847
Chrysler Financial Auto Securitization Trust, Series 2009-A, Class A3,
2.82%, 1/15/16	152	153
Chrysler Financial Auto Securitization Trust, Series 2010-A, Class A2,
0.69%, 1/8/13	593	593
Ford Credit Auto Owner Trust, Series 2009-E, Class A3,
1.51%, 1/15/14	251	251
Harley-Davidson Motorcycle Trust, Series 2009-2, Class A3,
2.62%, 3/15/14	116	117
Harley-Davidson Motorcycle Trust, Series 2009-3, Class A3,
1.74%, 9/15/13	345	346
Honda Auto Receivables Owner Trust, Series 2009-3, Class A3,
2.31%, 5/15/13	119	119
Hyundai Auto Receivables Trust, Series 2009-A, Class A3,
2.03%, 8/15/13	400	401
Hyundai Auto Receivables Trust, Series 2010-A, Class A3,
1.50%, 10/15/14	930	933
Mercedes-Benz Auto Receivables Trust, Series 2009-1, Class A3,
1.67%, 1/15/14	507	510
Mercedes-Benz Auto Receivables Trust, Series 2010-1, Class A3,
1.42%, 8/15/14	783	787
Nissan Auto Receivables Owner Trust, Series 2010-A, Class A2,
0.55%, 3/15/13	669	668
Porsche Financial Auto Securitization Trust, Series 2011-1, Class A2,
0.56%, 12/16/13(1)	1,237	1,236
Toyota Auto Receivables Owner Trust, Series 2010-A, Class A3,
1.27%, 12/16/13	1,348	1,352
Toyota Auto Receivables Owner Trust, Series 2010-B, Class A3,
1.04%, 2/18/14	890	892
USAA Auto Owner Trust, Series 2009-1, Class A3,
3.02%, 6/17/13	1	1
USAA Auto Owner Trust, Series 2009-2, Class A3,
1.54%, 2/18/14	304	305
Volkswagen Auto Loan Enhanced Trust, Series 2010-1, Class A3,
1.31%, 1/20/14	826	828
World Omni Auto Receivables Trust, Series 2010-A, Class A3,
1.34%, 12/16/13	770	771

		15,509

Credit Card - 2.5%
BA Credit Card Trust, Series 2010-A1, Class A1,
0.58%, 9/15/15	2,500	2,507
Discover Card Master Trust, Series 2009-A2, Class A,
1.58%, 2/17/15	600	604
GE Capital Credit Card Master Note Trust, Series 2009-2, Class A,
3.69%, 7/15/15	600	609
GE Capital Credit Card Master Note Trust, Series 2011-1, Class A,
0.83%, 1/15/17	1,500	1,510
Gracechurch Card Funding PLC, Series 2010-1A, Class A,
0.88%, 11/15/14(1)	3,000	2,998
Turquoise Card Backed Securities PLC, Series 2011-1A, Class A,
1.07%, 9/15/16(1)	3,000	3,000

		11,228

Equipment - 0.5%
CNH Equipment Trust, Series 2009-C, Class A3,
1.85%, 12/16/13	15	15

FIXED INCOME FUNDS    90    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 6.5% continued
Equipment - 0.5% continued
GE Dealer Floorplan Master Note Trust, Series 2011-1, Class A,
0.88%, 7/20/16	$2,000	$1,997
John Deere Owner Trust, Series 2009-B, Class A3,
1.57%, 10/15/13	409	410

		2,422

Total Asset-Backed Securities (Cost $29,102)		29,159

CORPORATE BONDS - 59.8%
Aerospace/Defense - 0.3%
Boeing (The) Co.,
1.88%, 11/20/12	1,500	1,516

Agriculture - 0.9%
Bunge Ltd. Finance Corp.,
5.35%, 4/15/14	4,010	4,206

Apparel - 0.7%
VF Corp.,
1.25%, 8/23/13	3,100	3,105

Auto Manufacturers - 0.8%
Daimler Finance N.A. LLC,
1.18%, 3/28/14(1)	3,500	3,378

Auto Parts & Equipment - 0.6%
Johnson Controls, Inc.,
4.88%, 9/15/13	2,600	2,756

Banks - 7.5%
Bank of America Corp.,
1.85%, 1/30/14	4,000	3,611
1.94%, 7/11/14	2,100	1,889
Bank of New York Mellon (The) Corp.,
0.69%, 7/28/14	2,200	2,163
Capital One Financial Corp.,
2.13%, 7/15/14	2,000	1,974
Citigroup, Inc.,
5.30%, 10/17/12	500	508
2.45%, 8/13/13	3,000	2,945
5.50%, 10/15/14	1,000	1,028
Goldman Sachs Group (The), Inc.,
4.75%, 7/15/13	2,000	2,026
1.44%, 2/7/14	4,500	4,206
JPMorgan Chase & Co.,
1.65%, 9/30/13	2,000	2,014
1.22%, 1/24/14	2,000	1,970
Morgan Stanley,
2.95%, 5/14/13	2,000	1,920
2.02%, 1/24/14	2,000	1,841
2.88%, 1/24/14	2,500	2,395
U.S. Bancorp,
1.13%, 10/30/13	3,000	3,006

		33,496

Beverages - 2.5%
Anheuser-Busch InBev Worldwide, Inc.,
0.76%, 7/14/14	1,900	1,891
Coca-Cola (The) Co.,
0.75%, 11/15/13	2,000	2,004
Coca-Cola Enterprises, Inc.,
1.13%, 11/12/13	2,500	2,508
0.77%, 2/18/14	1,000	999
Dr Pepper Snapple Group, Inc.,
2.35%, 12/21/12	3,500	3,548

		10,950

Biotechnology - 1.5%
Amgen, Inc.,
1.88%, 11/15/14	3,500	3,545
Gilead Sciences, Inc.,
2.40%, 12/1/14	3,000	3,054

		6,599

Chemicals - 2.9%
Air Products & Chemicals, Inc.,
4.15%, 2/1/13	3,000	3,114
Airgas, Inc.,
2.85%, 10/1/13	3,500	3,566
Dow Chemical (The) Co.,
4.85%, 8/15/12	1,300	1,330
7.60%, 5/15/14	2,000	2,261
PPG Industries, Inc.,
5.75%, 3/15/13	1,125	1,186
Praxair, Inc.,
1.75%, 11/15/12	1,500	1,513

		12,970

Commercial Services - 0.8%
ERAC USA Finance LLC,
5.80%, 10/15/12(1)	1,000	1,034

NORTHERN FUNDS QUARTERLY REPORT    91    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 59.8% continued
Commercial Services - 0.8% continued
2.75%, 7/1/13(1)	$1,000	$1,017
2.25%, 1/10/14(1)	1,500	1,494

		3,545

Computers - 2.7%
Dell, Inc.,
1.18%, 4/1/14	3,400	3,421
Hewlett-Packard Co.,
6.13%, 3/1/14	3,387	3,652
2.11%, 9/19/14	2,000	1,990
International Business Machines Corp.,
0.88%, 10/31/14	3,000	3,001

		12,064

Diversified Financial Services - 9.2%
American Express Credit Corp.,
1.42%, 6/24/14	2,500	2,452
American Honda Finance Corp.,
2.38%, 3/18/13(1)	1,300	1,318
1.63%, 9/20/13(1)	1,800	1,800
Caterpillar Financial Services Corp.,
1.38%, 5/20/14	2,000	2,025
1.13%, 12/15/14	3,400	3,404
Charles Schwab (The) Corp.,
4.95%, 6/1/14	4,000	4,335
General Electric Capital Corp.,
1.88%, 9/16/13	2,000	2,025
1.43%, 1/7/14	2,500	2,463
1.21%, 4/7/14	2,000	1,955
John Deere Capital Corp.,
0.75%, 3/3/14	2,750	2,742
MassMutual Global Funding II,
1.07%, 9/27/13(1)	3,000	2,988
PACCAR Financial Corp.,
0.75%, 4/5/13	1,500	1,499
1.55%, 9/29/14	3,200	3,238
TD Ameritrade Holding Corp.,
2.95%, 12/1/12	2,800	2,835
Toyota Motor Credit Corp.,
1.25%, 11/17/14	6,000	6,033

		41,112

Electric - 1.8%
Commonwealth Edison Co.,
1.63%, 1/15/14	2,000	2,015
Dominion Resources, Inc.,
1.80%, 3/15/14	1,000	1,018
Midamerican Energy Holdings Co.,
3.15%, 7/15/12	2,000	2,023
NextEra Energy Capital Holdings, Inc.,
2.55%, 11/15/13	3,000	3,052

		8,108

Electronics - 0.4%
Thermo Fisher Scientific, Inc.,
2.15%, 12/28/12	1,600	1,619
Food - 2.0%
H.J. Heinz Co.,
5.35%, 7/15/13	3,000	3,202
Kellogg Co.,
4.25%, 3/6/13	3,450	3,582
Kroger (The) Co.,
5.00%, 4/15/13	2,200	2,302

		9,086

Healthcare - Products - 0.8%
DENTSPLY International, Inc.,
1.96%, 8/15/13	3,400	3,423
Healthcare - Services - 1.0%
Quest Diagnostics, Inc.,
1.42%, 3/24/14	2,000	2,010
Roche Holdings, Inc.,
5.00%, 3/1/14(1)	2,427	2,626

		4,636

Insurance - 1.7%
Berkshire Hathaway, Inc.,
1.16%, 8/15/14	2,000	2,004
MetLife, Inc.,
1.69%, 8/6/13	2,500	2,510
Metropolitan Life Global Funding I,
1.14%, 1/10/14(1)	1,500	1,498
Prudential Financial, Inc.,
5.15%, 1/15/13	1,500	1,553

		7,565

FIXED INCOME FUNDS    92    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 59.8% continued
Internet - 1.1%eBay, Inc.,
0.88%, 10/15/13	$1,700	$1,705
Google, Inc.,
1.25%, 5/19/14	3,000	3,045

		4,750

Media - 3.0%
NBCUniversal Media LLC,
2.10%, 4/1/14	3,475	3,532
Time Warner Cable, Inc.,
5.40%, 7/2/12	2,000	2,045
6.20%, 7/1/13	2,000	2,146
Walt Disney (The) Co.,
0.88%, 12/1/14	5,400	5,426

		13,149

Miscellaneous Manufacturing - 1.0%
Danaher Corp.,
1.30%, 6/23/14	2,000	2,029
Eaton Corp.,
4.90%, 5/15/13	2,500	2,633

		4,662

Office/Business Equipment - 1.2%
Pitney Bowes, Inc.,
3.88%, 6/15/13	1,500	1,550
Xerox Corp.,
5.50%, 5/15/12	1,700	1,728
1.28%, 5/16/14	2,000	1,971

		5,249

Oil & Gas - 0.7%
Murphy Oil Corp.,
6.38%, 5/1/12	3,000	3,047

Pharmaceuticals - 1.2%
McKesson Corp.,
5.25%, 3/1/13	3,041	3,191
Novartis Capital Corp.,
1.90%, 4/24/13	2,100	2,141

		5,332

Pipelines - 0.7%
Plains All American Pipeline L.P./PAA
Finance Corp.,
4.25%, 9/1/12	3,000	3,060

Real Estate Investment Trusts - 0.5%
HCP, Inc.,
2.70%, 2/1/14	2,000	1,997

Retail - 4.4%
AutoZone, Inc.,
5.88%, 10/15/12	2,100	2,173
Darden Restaurants, Inc.,
5.63%, 10/15/12	2,800	2,895
Home Depot (The), Inc.,
5.25%, 12/16/13	3,000	3,258
Nordstrom, Inc.,
6.75%, 6/1/14	3,500	3,925
Target Corp.,
4.00%, 6/15/13	2,000	2,096
Walgreen Co.,
4.88%, 8/1/13	2,000	2,134
Wal-Mart Stores, Inc.,
0.75%, 10/25/13	3,000	3,014

		19,495

Semiconductors - 0.5%
Broadcom Corp.,
1.50%, 11/1/13	2,000	2,022

Software - 1.0%
Microsoft Corp.,
0.88%, 9/27/13	2,325	2,345
2.95%, 6/1/14	2,000	2,125

		4,470

Telecommunications - 1.7%
Cisco Systems, Inc.,
1.63%, 3/14/14	1,700	1,732
Verizon Communications, Inc.,
1.18%, 3/28/14	3,500	3,496
1.25%, 11/3/14	2,500	2,512

		7,740

Toys, Games & Hobbies - 0.7%
Mattel, Inc.,
5.63%, 3/15/13	3,000	3,152

Transportation - 3.3%
CSX Corp.,
5.75%, 3/15/13	3,300	3,474
FedEx Corp.,
7.38%, 1/15/14	3,094	3,457

NORTHERN FUNDS QUARTERLY REPORT    93    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 59.8% continued
Transportation - 3.3% continued
Ryder System, Inc.,
6.00%, 3/1/13	$3,000	$3,154
Union Pacific Corp.,
5.45%, 1/31/13	3,020	3,168
United Parcel Service, Inc.,
4.50%, 1/15/13	1,539	1,602

		14,855

Trucking & Leasing - 0.7%
GATX Corp.,
4.75%, 10/1/12	3,000	3,060

Total Corporate Bonds (Cost $267,033)		266,174

COVERED BONDS - 2.3%
Banks - 2.3%
Bank of Nova Scotia,
1.45%, 7/26/13(1) (2)	1,300	1,315
Canadian Imperial Bank of Commerce,
2.00%, 2/4/13(1) (2)	1,400	1,415
0.90%, 9/19/14(1)	2,000	1,980
Cie de Financement Foncier,
2.13%, 4/22/13(1) (2)	1,000	989
National Bank of Canada,
1.65%, 1/30/14(1) (2)	1,500	1,516
Swedbank Hypotek AB,
1.02%, 3/28/14(1) (2)	3,000	2,949

		10,164

Total Covered Bonds (Cost $10,196)		10,164

FOREIGN ISSUER BONDS - 21.9%
Auto Manufacturers - 0.8%
Volkswagen International Finance N.V.,
1.19%, 4/1/14(1)	3,500	3,430

Banks - 10.5%
Abbey National Treasury Services PLC,
2.00%, 4/25/14	2,000	1,821
Australia & New Zealand Banking Group Ltd.,
1.13%, 1/10/14(1)	2,000	1,991
Bank of Montreal,
2.13%, 6/28/13	2,500	2,541
Barclays Bank PLC,
1.44%, 1/13/14	2,500	2,423
Commonwealth Bank of Australia,
1.29%, 3/17/14(1)	3,000	2,952
Cooperatieve Centrale Raiffeisen- Boerenleenbank B.A.,
0.62%, 7/25/13	1,500	1,493
Credit Suisse, New York,
5.00%, 5/15/13	2,000	2,052
1.36%, 1/14/14	4,000	3,871
HSBC Bank PLC,
1.10%, 8/12/13(1)	2,000	1,985
1.20%, 1/17/14(1)	2,000	1,972
Kreditanstalt fuer Wiederaufbau,
0.49%, 2/22/13	1,500	1,498
National Australia Bank Ltd.,
1.11%, 4/11/14(1)	2,500	2,475
2.25%, 4/11/14(1)	3,000	3,002
Royal Bank of Canada,
1.45%, 10/30/14	2,000	2,010
Toronto-Dominion Bank (The),
0.60%, 7/26/13	3,200	3,195
1.38%, 7/14/14	2,500	2,530
UBS A.G.,
1.43%, 1/28/14	4,500	4,382
Westpac Banking Corp.,
2.25%, 11/19/12	1,500	1,515
2.10%, 8/2/13	1,200	1,212
1.27%, 12/9/13	2,000	1,989

		46,909

Chemicals - 0.8%
Potash Corp. of Saskatchewan, Inc.,
5.25%, 5/15/14	3,300	3,622

Food - 0.9%
TESCO PLC,
2.00%, 12/5/14(1)	4,000	4,042

Healthcare - Products - 0.4%
Covidien International Finance S.A.,
1.88%, 6/15/13	2,000	2,019

Mining - 3.4%
Barrick Gold Corp.,
1.75%, 5/30/14	3,000	3,030

FIXED INCOME FUNDS    94    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 21.9% continued
Mining - 3.4% continued
BHP Billiton Finance USA Ltd.,
5.13%, 3/29/12	$1,500	$1,517
1.13%, 11/21/14	3,200	3,207
Rio Tinto Alcan, Inc.,
4.50%, 5/15/13	3,000	3,125
Rio Tinto Finance USA Ltd.,
5.88%, 7/15/13	2,000	2,132
Xstrata Canada Financial Corp.,
2.85%, 11/10/14(1)	2,000	2,010

		15,021

Miscellaneous Manufacturing - 1.3%
Ingersoll-Rand Global Holding Co. Ltd.,
6.00%, 8/15/13	3,400	3,634
Tyco Electronics Group S.A.,
6.00%, 10/1/12	2,000	2,070

		5,704

Oil & Gas - 1.5%
BP Capital Markets PLC,
1.14%, 3/11/14	3,000	2,999
Canadian Natural Resources Ltd.,
1.45%, 11/14/14	3,500	3,520

		6,519

Oil & Gas Services - 0.7%
Schlumberger Investment S.A.,
1.09%, 9/12/14(1)	3,100	3,102

Pharmaceuticals - 1.0%
AstraZeneca PLC,
5.40%, 9/15/12	1,500	1,552
Sanofi,
1.20%, 9/30/14	1,700	1,713
Teva Pharmaceutical Finance III B.V.,
1.07%, 3/21/14	1,350	1,342

		4,607

Telecommunications - 0.6%
Telefonica Emisiones S.A.U.,
5.86%, 2/4/13	2,500	2,542

Total Foreign Issuer Bonds (Cost $98,041)		97,517

U.S. GOVERNMENT AGENCIES - 3.4%(3)
Fannie Mae - 1.8%
1.25%, 6/22/12	2,000	2,011
0.63%, 11/25/13	3,000	3,000
0.65%, 11/29/13	3,000	2,996

		8,007

Federal Farm Credit Bank - 0.5%
0.26%, 7/16/12	2,000	2,001

Freddie Mac - 1.1%
0.60%, 8/23/13	3,000	3,001
1.75%, 6/15/12	2,000	2,015

		5,016

Total U.S. Government Agencies (Cost $15,004)		15,024

U.S. GOVERNMENT OBLIGATIONS - 0.9%
U.S. Treasury Notes - 0.9%
1.13%, 1/15/12	4,000	4,002

Total U.S. Government Obligations (Cost $4,002)		4,002

MUNICIPAL BONDS - 0.2%
New York - 0.2%
New York City Transitional Finance Authority TRB, Series D,
4.65%, 2/1/12	1,000	1,004
Total Municipal Bonds (Cost $1,003)		1,004

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 4.3%
Northern Institutional Funds - Diversified Assets Portfolio (4) (5)	19,146,300	$19,146

Total Investment Companies (Cost $19,146)		19,146

NORTHERN FUNDS QUARTERLY REPORT    95    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 1.3%
Alexandria IDA Headquarters Facilities Taxable VRDB, Series A, (Suntrust Bank LOC), 0.90%, 1/5/12	$3,000	$3,000
Citizens Property Insurance Corp. Revenue Bonds, Series A3, High Risk Floating Notes, 1.85%, 1/5/12	3,000	3,008

Total Short-Term Investments (Cost $6,010)		6,008

Total Investments - 100.6% (Cost $449,537)		448,198

Liabilities less Other Assets - (0.6)%		(2,755)

NET ASSETS - 100.0%		$445,443

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At December 31, 2011, the value of these restricted illiquid securities amounted to approximately $8,184,000 or 1.8% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Bank of Nova Scotia,
1.45%, 7/26/13	7/16/10	$1,298
Canadian Imperial Bank of Commerce,
2.00%, 2/4/13	1/28/10	1,400
Cie de Financement Foncier,
2.13%, 4/22/13	4/19/10	998
National Bank of Canada,
1.65%, 1/30/14	1/24/11	1,500
Swedbank Hypotek AB,
1.02%, 3/28/14	3/21/11	3,000

(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.

(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.

(5)	At March 31, 2011, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $11,373,000 with net purchases of approximately $7,773,000 during the nine months ended December 31, 2011.

Percentages shown are based on Net Assets.

At December 31, 2011, the quality distribution for the Ultra-Short Fixed Income Fund was:

QUALITY DISTRIBUTION*	% OF LONG-TERM INVESTMENTS
Aaa	10.7%
Aa+	0.7
Aa	6.8
Aa-	8.8
A+	8.9
A	13.6
A-	12.7
Bbb+	13.9
Bbb	12.5
Bbb-	2.1
A2 (Short Term)	0.7
Treasury	0.9
Agency	3.4
Cash Equivalents	4.3

Total	100.0%

*	Credit quality ratings are based on the available Moody’s, Standard & Poor’s, and/or Fitch ratings. When ratings from all three agencies are available, the median rating is used. When ratings are available from two of the agencies, the lower rating is used. If none of these three rating agencies has assigned a rating the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). Agency securities are obligations issued or guaranteed by U.S. government agencies and sponsored enterprises. Treasury securities are obligations issued or guaranteed by the U.S. Treasury. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Federal Tax Information:

At December 31, 2011, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$449,537
Gross tax appreciation of investments	$1,660
Gross tax depreciation of investments	(2,999)
Net tax depreciation of investments	$(1,339)

FIXED INCOME FUNDS    96    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments.

These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurements date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and /or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Ultra-Short Fixed Income Fund’s investments, which are carried at fair value, as of December 31, 2011:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities	$—	$29,159	(1)	$—	$29,159
Corporate Bonds	—	266,174	(1)	—	266,174
Covered Bonds	—	10,164	(1)	—	10,164
Foreign Issuer Bonds	—	97,517	(1)	—	97,517
U.S. Government Agencies	—	15,024	(1)	—	15,024
U.S. Government Obligations	—	4,002		—	4,002
Municipal Bonds	—	1,004		—	1,004
Investment Companies	19,146	—		—	19,146
Short-Term Investments	—	6,008		—	6,008

Total Investments	$19,146	$429,052		$—	$448,198

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At December 31, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

LOC - Letter of Credit

TRB - Tax Revenue Bonds

VRDB - Variable Rate Demand Bonds

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a pecentage of total net assets. Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, for floating rate securities, the current reset rate or, for interest-only or principal-only securities, the current effective yield. Maturity dates represent the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

NORTHERN FUNDS QUARTERLY REPORT    97    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 23.7%(1)
Fannie Mae - 16.5%
2.25%, 3/2/17	$1,000	$1,003
Pool #555649,
7.50%, 10/1/32	167	199
Pool #745148,
5.00%, 1/1/36	1,124	1,215
Pool #893082,
2.67%, 9/1/36	391	416
Pool #AH1166,
4.50%, 12/1/40	367	391
Pool TBA,
4.50%, 1/15/40(2)	1,700	1,809
5.50%, 1/15/40(2)	2,125	2,314
6.00%, 1/15/40(2)	1,065	1,173
5.00%, 12/31/40(2)	1,755	1,896
Series 2007, Class 26C,
5.50%, 3/25/33	552	572

		10,988

Freddie Mac - 2.8%
Pool #1J0365,
5.72%, 4/1/37	498	530
Pool #1J2840,
5.89%, 9/1/37	851	908
Pool #410092,
2.33%, 11/1/24	46	47
Series 3730, Class PL,
4.50%, 1/15/33	350	362

		1,847

Government National Mortgage Association - 3.2%
Series 2008, Class 8A,
3.61%, 8/16/27	379	383
Series 2010, Class 141A,
1.86%, 8/16/31	385	388
Series 2011, Class 31A,
2.21%, 12/16/35	565	574
Series 2011, Class 49A,
2.45%, 7/16/38	493	504
Series 2011, Class 49AB,
2.80%, 1/16/34	246	252

		2,101

Government National Mortgage Association I - 0.1%
Pool #268360,
10.00%, 4/15/19	18	20
Pool #270288,
10.00%, 6/15/19	19	22

		42

Government National Mortgage Association II - 1.1%
Pool #82581,
4.00%, 7/20/40	710	757

Total U.S. Government Agencies (Cost $15,523)		15,735

U.S. GOVERNMENT OBLIGATIONS - 65.9%
U.S. Treasury Inflation Indexed Notes - 3.3%
0.13%, 4/15/16	955	1,021
0.63%, 7/15/21	1,075	1,156

		2,177

U.S. Treasury Notes - 62.6%
0.13%, 12/31/13(2)	3,225	3,217
0.25%, 12/15/14	6,790	6,768
0.88%, 12/31/16(2)	16,284	16,313
1.38%, 12/31/18(2)	5,105	5,114
2.00%, 11/15/21	10,085	10,200

		41,612

Total U.S. Government Obligations (Cost $43,537)		43,789

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 52.6%
Northern Institutional Funds - Government Portfolio (3) (4)	34,986,111	$34,986

Total Investment Companies (Cost $34,986)		34,986

FIXED INCOME FUNDS    98    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.4%
U.S. Treasury Bill,
0.04%, 6/21/12	$250	$250
Total Short-Term Investments (Cost $250)		250

Total Investments - 142.6% (Cost $94,296)		94,760

Liabilities less Other Assets - (42.6)%		(28,310)

NET ASSETS - 100.0%		$66,450

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(2)	When-Issued Security.
(3)	At March 31, 2011, the value of the Fund’s investment in the Government Portfolio of the Northern Institutional Funds was approximately $13,132,000 with net purchases of approximately $21,854,000 during the nine months ended December 31, 2011.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.

Percentages shown are based on Net Assets.

At December 31,2011, the quality distribution for the U.S. Government Fund was:

QUALITY DISTRIBUTION*	% OF LONG TERM INVESTMENTS
Aaa	63.1%
Cash Equivalents	36.9
Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s, and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Moody’s nomenclature, range from Aaa (judged to be of the highest quality, with minimal credit risk) to C (the lowest rated class of bonds, typically in default, with little prospect for recovery of principal or interest). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Federal Tax Information:

At December 31, 2011, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$94,296
Gross tax appreciation of investments	$481
Gross tax depreciation of investments	(17)
Net tax appreciation of investments	$464

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the U.S. Government Fund’s investments and other financial instruments, which are carried at fair value, as of December 31, 2011:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
U.S. Government Agencies	$—	$15,735	(1)	$—	$15,735
U.S. Government Obligations	—	43,789	(1)	—	43,789
Investment Companies	34,986	—		—	34,986
Short-Term Investments	—	250		—	250
Total Investments	$34,986	$59,774		$—	$94,760

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At December 31, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

NORTHERN FUNDS QUARTERLY REPORT    99    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND	DECEMBER 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.6%
Arizona - 94.7%
Arizona State Board of Regents University System Revenue Bonds, Series A,
5.00%, 6/1/21	$500	$597
Arizona State School Facilities Board COP,
5.25%, 9/1/23	2,000	2,244
Arizona State Transportation Board Highway Revenue Bonds, Series B,
5.00%, 7/1/30	1,000	1,094
Arizona State Transportation Board Highway Revenue Refunding Bonds Subordinated Series A,
5.00%, 7/1/18	3,000	3,666
Arizona State University COP, Research Infrastructure Projects (AMBAC Insured),
5.00%, 9/1/30	2,000	2,050
Arizona State University System Revenue Refunding Bonds (AMBAC Insured),
5.00%, 7/1/27	1,450	1,508
Bullhead City Municipal Property Corp. Excise TRB (NATL-RE Insured),
5.00%, 7/1/23	1,000	1,064
Coconino & Yavapai Counties Joint Unified School District No. 9 G.O. Unlimited Bonds, Series B, School Improvement Project of 2007 (Assured Guaranty Insured),
5.00%, 7/1/22	1,345	1,563
Coconino County Community College District G.O. Unlimited Refunding Bonds,
5.00%, 7/1/18	650	780
Gilbert Public Facilities Municipal Property Corp. Revenue Bonds,
5.50%, 7/1/28	1,000	1,116
Gilbert Public Facilities Municipal Property Corp. Revenue Refunding Bonds,
4.00%, 7/1/19	1,915	2,186
Glendale Water & Sewer Revenue Bonds, Sub Lien (AGM Insured),
5.00%, 7/1/25	2,000	2,202
Glendale Water & Sewer Revenue Bonds, Sub Lien (AMBAC Insured),
5.00%, 7/1/28	2,000	2,074
Goodyear Public Improvement Corp. Municipal Facilities Revenue Bonds,
6.00%, 7/1/31	1,000	1,109
Goodyear Public Improvement Corp. Municipal Facilities Revenue Bonds, Series A (NATL-RE Insured),
5.00%, 7/1/22	2,000	2,175
Goodyear Public Improvement Corp. Municipal Facilities Revenue Refunding Bonds, Series B,
3.00%, 7/1/18	1,165	1,223
Goodyear Water & Sewer Revenue Bonds, Sub Lien Obligations (AGM Insured),
5.25%, 7/1/31	1,000	1,084
Greater Development Authority Infrastructure Revenue Bonds, Series 2, Santa Cruz County Jail,
5.00%, 8/1/28	2,000	2,068
5.25%, 8/1/31	1,005	1,039
Greater Development Authority Infrastructure Revenue Bonds, Series A,
4.13%, 8/1/19	630	685
Marana Municipal Property Corp. Facilities Revenue Bonds, Series A,
5.25%, 7/1/23	1,970	2,218
Maricopa County Community College District G.O. Unlimited Bonds, Series C,
3.00%, 7/1/22	2,000	2,070
Maricopa County Elementary School District No. 1 Phoenix G.O. Unlimited Bonds, Series B, School Improvement Project of 2006,
4.50%, 7/1/21	1,190	1,350
Maricopa County Elementary School District No. 8 Osborn G.O. Limited Refunding Bonds (NATL-RE FGIC Insured),
4.70%, 7/1/14	1,000	1,078
Maricopa County Elementary School District No. 8 Osborn G.O. Unlimited Bonds, Series B, School Improvement Project of 2006,
5.00%, 7/1/15	680	764
Maricopa County High School District No. 210-Phoenix G.O. Unlimited Refunding Bonds (AGM Insured),
5.25%, 7/1/18	225	273
5.25%, 7/1/20	1,000	1,230
Maricopa County Unified School District No 97-Deer Valley G.O. Unlimited Bonds, Series C, School Improvement Bonds Project of 2008,
2.50%, 7/1/20	2,000	2,020
Maricopa County Unified School District No. 4 Mesa G.O. Unlimited Bonds, Series D, School Improvement Project of 2005,
4.00%, 7/1/17	1,000	1,136

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.6% continued
Arizona - 94.7% continued
Maricopa County Unified School District No. 48 Scottsdale G.O. Unlimited Bonds, Series B, School Improvement Project of 2010,
4.00%, 7/1/31	$1,000	$1,002
Maricopa County Unified School District No. 60 Higley G.O. Unlimited Bonds, Series C, School Improvement Project of 2006,
5.00%, 7/1/27	1,000	1,091
Maricopa County Unified School District No. 80 Chandler G.O. Unlimited Bonds, Series A-1, School Improvement Project of 2010,
4.00%, 7/1/22	1,040	1,157
Maricopa County Unified School District No. 80 Chandler G.O. Unlimited Bonds, School Improvement,
5.00%, 7/1/23	175	202
Maricopa County Unified School District No. 89 Dysart G.O. Unlimited Bonds, Series B, School Improvement Project of 2002 (AGM Insured),
5.25%, 7/1/15	1,000	1,101
Maricopa County Unified School District No. 89 Dysart G.O. Unlimited Bonds, Series B, School Improvement Project of 2006 (AMBAC Insured),
5.00%, 7/1/27	500	537
Mesa G.O. Unlimited Refunding Bonds (NATL-RE FGIC Insured),
5.00%, 7/1/18	150	182
Mesa Street & Highway Revenue Refunding Bonds (AGM Insured),
5.00%, 7/1/23	1,000	1,167
Mesa Utility System Revenue Refunding Bonds (NATL-RE FGIC Insured),
5.00%, 7/1/18	3,015	3,634
5.00%, 7/1/19	1,510	1,840
Mohave County Unified School District No. 20 Kingman G.O. Unlimited Bonds, Series C, School Improvement Project of 2006 (Assured Guaranty Insured),
5.50%, 7/1/21	1,000	1,212
5.00%, 7/1/23	1,000	1,145
Northern University COP, University Research Projects (AMBAC Insured),
5.00%, 9/1/26	400	411
Northern University System Revenue Refunding Bonds, Unrefunded Balance (NATL-RE FGIC Insured),
5.25%, 6/1/15	435	487
Phoenix Civic Improvement Corp. Airport Revenue Bonds, Series A, Junior Lien,
5.00%, 7/1/15	650	725
3.00%, 7/1/18	475	502
3.50%, 7/1/20	500	537
Phoenix Civic Improvement Corp. Airport Revenue Bonds, Series B, Senior Lien (AMT),
5.25%, 7/1/16	1,000	1,128
Phoenix Civic Improvement Corp. Wastewater System Revenue Bonds, Junior Lien (NATL-RE Insured),
5.00%, 7/1/29	1,010	1,073
Phoenix Civic Improvement Corp. Wastewater System Revenue Refunding Bonds, Senior Lien,
5.50%, 7/1/20	1,690	2,091
5.50%, 7/1/21	1,080	1,322
Phoenix Civic Improvement Corp. Water System Revenue Bonds, Junior Lien (NATL-RE FGIC Insured) Prerefunded,
5.50%, 7/1/12	3,500	3,590
Phoenix Civic Improvement Corp. Water System Revenue Bonds, Series A, Junior Lien,
5.00%, 7/1/22	1,000	1,198
5.00%, 7/1/39	530	570
Phoenix Civic Improvement Corp. Water System Revenue Refunding Bonds, Junior Lien,
3.00%, 7/1/20	2,000	2,180
Phoenix G.O. Unlimited Bonds,
4.50%, 7/1/21	2,000	2,140
Phoenix Variable G.O. Unlimited Bonds, Unrefunded Balance,
5.38%, 7/1/20	580	592
Phoenix Various Purpose G.O. Unlimited Bonds, Series B, Prerefunded,
5.38%, 7/1/12	420	431
Pima County Regional Transportation Excise TRB, Regional Transportation Fund,
5.00%, 6/1/26	2,250	2,544
Pima County Sewer System Revenue Bonds (AGM Insured),
5.00%, 7/1/23	1,350	1,584

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.6% continued
Arizona - 94.7% continued
Pima County Sewer System RevenueBonds, Series B,
5.00%, 7/1/25	$2,250	$2,519
Pima County Street & Highway Revenue Bonds,
4.00%, 7/1/22	1,970	2,141
Pima County Unified School District No. 1 Tucson G.O. Unlimited Refunding Bonds,
5.00%, 7/1/21	1,000	1,213
Pinal County Unified School District No. 43 Apache Junction G.O. Unlimited Refunding Bonds (AGM Insured),
5.00%, 7/1/22	1,000	1,218
Prescott Valley Municipal Property Corp. Municipal Facilities Revenue Refunding Bonds,
5.00%, 1/1/24	1,835	2,081
Rio Nuevo Multi-purpose Facilities District Excise TRB, Sub Lien, (Assured Guaranty Insured),
5.25%, 7/15/16	1,000	1,146
Salt River Project Agricultural Improvement & Power District Electric Revenue Bonds, Series A, Salt River Project,
5.00%, 1/1/37	1,000	1,044
Scottsdale Municipal Property Corp. Excise Refunding TRB,
5.00%, 7/1/30	2,675	3,134
Tempe G.O. Unlimited Bonds,
5.00%, 7/1/21	795	912
Tucson Airport Authority, Inc. Revenue Bonds (AMT), Sub Lien (NATL-RE Insured),
5.00%, 12/1/23	1,135	1,195
Tucson COP (Assured Guaranty Insured),
5.00%, 7/1/26	1,000	1,102
5.00%, 7/1/29	1,000	1,082
Tucson Water System Revenue Bonds,
5.00%, 7/1/25	1,825	2,107
Tucson Water System Revenue Bonds, Series 2005-B (AGM Insured),
5.00%, 7/1/25	1,590	1,741
Tucson Water System Revenue Bonds, Series A,
4.40%, 7/1/24	1,025	1,069
Yuma County Library District G.O. Unlimited Bonds (XLCA Insured),
5.00%, 7/1/23	1,000	1,101
5.00%, 7/1/28	1,945	2,067
Yuma Municipal Property Corp. Revenue Bonds, Series D, Municipal Facilities (XLCA Insured),
5.00%, 7/1/17	1,100	1,257

		109,170

Puerto Rico - 2.9%
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds (FGIC-TCRS Insured),
5.75%, 7/1/20	1,500	1,567
Puerto Rico Public Finance Corp. Revenue Bonds, Series E, Commonwealth Appropriated (AMBAC Insured), Escrowed to Maturity,
5.50%, 8/1/27	1,350	1,776

		3,343

Total Municipal Bonds (Cost $104,575)		112,513

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 1.3%
Northern Institutional Funds - Tax-Exempt Portfolio (1) (2)	1,449,521	$1,450

Total Investment Companies (Cost $1,450)		1,450

Total Investments - 98.9% (Cost $106,025)		113,963

Other Assets less Liabilities - 1.1%		1,256

NET ASSETS - 100.0%		$115,219

(1)	At March 31, 2011, the value of the Fund’s investment in the Tax-Exempt Portfolio of the Northern Institutional Funds was approximately $1,053,000 with net purchases of approximately $397,000 during the nine months ended December 31, 2011.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.

Percentages shown are based on Net Assets.

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND continued

At December 31, 2011, the industry sectors for the Arizona Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Facilities	8.2%
General	25.7
General Obligation	9.0
School District	16.9
Utilities	7.1
Water	20.8
All other sectors less than 5%	12.3

Total	100.0%

At December 31, 2011, the credit quality distribution for the Arizona Tax-Exempt Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF LONG TERM INVESTMENTS
AAA	5.4%
AA	66.7
A	23.7
BBB	2.9
Cash and Equivalents	1.3

Total	100.0%

*	Credit quality ratings are based on converting the available Moody’s, Standard & Poor’s, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Federal Tax Information

At December 31, 2011, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$106,037

Gross tax appreciation of investments	$7,966
Gross tax depreciation of investments	(39)

Net tax appreciation of investments	$7,927

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Arizona Tax-Exempt Fund’s investments, which are carried at fair value, as of December 31, 2011:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds	$—	$112,513	(1)	$—	$112,513
Investment Companies	1,450	—		—	1,450

Total Investments	$1,450	$112,513		$—	$113,963

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At December 31, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes/zero coupon bonds, for floating rate securities, the current reset rate or, for interest-only or principal only securities, the current effective yield.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE

OF INVESTMENTS:

AGM - Assured Guarantee Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

COP - Certificate of Participation

FGIC - Financial Guaranty Insurance Corporation

G.O. - General Obligation

NATL-RE - National Public Finance Guarantee Corp.

TCRS - Transferable Custodial Receipts

TRB - Tax Revenue Bonds

XLCA - XL Capital Assurance

NORTHERN FUNDS QUARTERLY REPORT    5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.3%
California - 94.5%
Bay Area Infrastructure Financing Authority Revenue Bonds, State Payment Acceleration Notes (NATL-RE FGIC Insured),
5.00%, 8/1/17	3,500	3,566
5.00%, 8/1/17	2,630	2,847
Cabrillo Community College District G.O. Unlimited Bonds, Series A (NATL-RE Insured),
5.00%, 8/1/27	1,500	1,594
California State Department of Water Resources Supply Revenue Bonds, Series A (AMBAC Insured), Prerefunded,
5.50%, 5/1/12	1,000	1,027
California State Department of Water Resources Supply Revenue Bonds, Series L,
5.00%, 5/1/19	5,000	6,194
California State Economic Recovery G.O. Unlimited Refunding Bonds, Series A,
5.00%, 7/1/19	5,000	6,106
California State Educational Facilities Authority Revenue Bonds, Series Q, Stanford University,
5.25%, 12/1/32	2,500	2,533
California State G.O. Unlimited Bonds,
5.00%, 2/1/24	2,000	2,104
California State G.O. Unlimited Bonds, Series 2007, Unrefunded Balance (FGIC Insured),
5.38%, 6/1/26	2,255	2,294
California State G.O. Unlimited Bonds, Unrefunded Balance (NATL-RE FGIC Insured),
4.75%, 2/1/19	85	85
California State Health Facilities Financing Authority Revenue Bonds, Series C, Providence Health & Services,
5.50%, 10/1/17	1,100	1,316
California State Health Facilities Financing Authority Revenue Refunding Bonds, Cedars-Sinai Medical Center,
5.00%, 11/15/13	1,000	1,074
California State Infrastructure & Economic Development Bank Revenue Bonds, Series A, Broad Museum Project,
5.00%, 6/1/21	5,000	6,250
California State Infrastructure & Economic Development Bank Revenue Bonds, Series A, Scripps Research Institute,
5.75%, 7/1/30	1,000	1,001
California State Public Works Board Lease Revenue Bonds, Series A, Department of Mental Health-Coalinga,
5.25%, 6/1/13	4,835	5,084
California State Public Works Board Lease Revenue Bonds, Series D, Department of Justice,
5.25%, 11/1/16	1,000	1,003
California State Public Works Board Lease Revenue Bonds, Series D, Judicial Council Projects,
4.25%, 12/1/20	1,000	1,059
5.00%, 12/1/20	2,000	2,246
California State Public Works Board Lease Revenue Refunding Bonds, Series A, Department of Corrections State Prisons (AMBAC Insured),
5.25%, 12/1/13	1,195	1,241
California State Public Works Board Lease Revenue Refunding Bonds, Series A, Trustees California State University,
5.25%, 10/1/14	3,545	3,556
California State Public Works Board Lease Revenue Refunding Bonds, Series H, Department of Corrections & Rehabilitation,
5.00%, 6/1/19	2,000	2,130
California State Public Works Board Lease Revenue Refunding Bonds, Series J, Department of Corrections & Rehabilitation (AMBAC Insured),
5.00%, 1/1/19	1,300	1,402
California State University Systemwide Revenue Bonds, Series C (NATL-RE Insured),
5.00%, 11/1/28	1,175	1,237
California State Various Purpose G.O. Unlimited Bonds,
5.00%, 9/1/18	2,980	3,556
5.50%, 4/1/19	1,000	1,232
5.00%, 9/1/19	4,720	5,692
5.00%, 10/1/19	2,000	2,415
5.00%, 9/1/20	1,990	2,402
5.00%, 10/1/20	6,000	7,247
4.75%, 6/1/22	2,500	2,712
5.00%, 8/1/35	3,225	3,315

TAX-EXEMPT FIXED INCOME FUNDS    1    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.3% continued
California - 94.5% continued
California Statewide Communities Development Authority COP, John Muir/Mount Diablo Health System (NATL-RE Insured),
5.50%, 8/15/12	$895	$916
California Statewide Communities Development Authority Student Housing Revenue Bonds, Series A, East Campus Apartments LLC (ACA Insured), Escrowed to Maturity,
5.00%, 8/1/12	1,775	1,810
California Statewide Health Facilities Financing Authority Revenue Refunding Bonds, Series D,
5.25%, 8/15/31	1,500	1,600
Carlsbad Unified School District G.O. Unlimited Capital Appreciation Bonds,
6.10%, 5/1/19(1)	1,250	961
Contra Costa County Home Mortgage Revenue Bonds, GNMA Mortgage Backed Securities Program (Collateralized by GNMA), Escrowed to Maturity,
7.50%, 5/1/14	1,000	1,162
Eastern Municipal District Water & Sewer COP, Series H,
5.00%, 7/1/33	2,000	2,103
El Dorado Irrigation District COP, Series A (Assured Guaranty Insured),
4.00%, 8/1/18	1,215	1,372
6.25%, 8/1/29	3,500	3,730
Escondido Revenue COP (AMBAC Insured),
4.00%, 9/1/17	500	546
Foothill/Eastern Transportation Corridor Agency Toll Road Capital Appreciation Revenue Bonds, Series A, Senior Lien, Escrowed to Maturity,
4.92%, 1/1/20(1)	2,150	1,831
Fremont Union High School District Santa Clary County G.O. Unlimited Bonds, Series A, Election of 2008,
5.38%, 8/1/44	1,500	1,655
Gilroy Unified School District G.O. Unlimited BANS, Escrowed to Maturity,
5.00%, 4/1/13	285	302
Gilroy Unified School District G.O. Unlimited BANS, Unrefunded Balance,
5.00%, 4/1/13	1,715	1,806
Golden State Tobacco Securitization Corp. Tobacco Settlement Enhanced Asset Backed Revenue Bonds, Series A (AMBAC Insured),
5.00%, 6/1/21	3,000	3,001
Golden State Tobacco Securitization Corp. Tobacco Settlement Enhanced Asset Backed Revenue Bonds, Series B (AMBAC Insured), Prerefunded,
5.00%, 6/1/13	2,500	2,663
Kern Community College District Refunding COP,
4.00%, 4/1/14	4,000	4,142
Long Beach Unified School District G.O. Unlimited Bonds, Series A, Election of 2008,
5.00%, 8/1/20	1,075	1,316
Los Altos School District G.O. Unlimited Refunding Bonds (AMBAC Insured),
5.00%, 8/1/19	2,000	2,280
Los Angeles Department of International Airports Revenue Bonds, Series D,
5.25%, 5/15/29	5,000	5,561
Los Angeles Department of Water & Power Waterworks Revenue Bonds, Series B,
5.00%, 7/1/17	1,215	1,461
Los Angeles Department of Water & Power Waterworks Revenue Bonds, Series C (NATL-RE Insured),
5.00%, 7/1/29	1,000	1,035
Los Angeles G.O. Unlimited Bonds, Series A (NATL-RE Insured),
5.00%, 9/1/21	5,000	5,442
Los Angeles G.O. Unlimited Refunding Bonds, Series B,
5.00%, 9/1/19	5,000	6,172
Los Angeles Harbor Department Revenue Refunding Bonds, Series A (AMT),
5.00%, 8/1/19	1,500	1,774
Los Angeles Unified School District G.O. Unlimited Bonds, Series F, Election of 1997 (FGIC Insured), Prerefunded,
5.00%, 7/1/13	545	583
Los Angeles Wastewater System Revenue Refunding Bonds, Series A (NATL-RE FGIC Insured),
6.00%, 6/1/21	1,185	1,601
Marin County California COP,
3.00%, 8/1/21	1,595	1,666
4.00%, 8/1/23	1,140	1,233

NORTHERN FUNDS QUARTERLY REPORT    2    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX -EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.3% continued
California - 94.5% continued
Metropolitan Water District of Southern California Authorization Revenue Bonds, Series B-2 (NATL-RE FGIC Insured), Prerefunded,
5.00%, 10/1/13	$2,000	$2,163
Midpeninsula Regional Open Space District Revenue Bonds,
5.25%, 9/1/34	2,000	2,113
Modesto Irrigation District Electric Revenue Refunding Bonds, Series A,
4.00%, 7/1/19	1,230	1,387
4.00%, 7/1/20	885	994
4.00%, 7/1/21	750	838
Modesto Wastewater Revenue Refunding Bonds, Series A (AGM Insured),
5.25%, 11/1/18	1,000	1,124
Mojave Water Agency COP, Series A,
5.00%, 6/1/20	355	419
5.00%, 6/1/23	665	749
Northern California Power Agency Revenue Bonds, Series A,
5.00%, 7/1/18	1,500	1,808
Orange County Water District COP, Series B (NATL-RE Insured), Prerefunded,
5.38%, 8/15/13	1,000	1,082
Pasadena Refunding COP, Series C,
4.75%, 2/1/38	2,000	2,061
Pasadena Unified School District G.O. Unlimited Refunding Bonds (AGM Insured),
5.00%, 11/1/18	2,500	2,906
5.00%, 11/1/19	2,275	2,633
Poway Unified School District Improvement G.O. Unlimited Bonds, Election of 2008, District No. 2007-1-A,
6.83%, 8/1/20(1)	3,280	2,325
Redlands Unified School District G.O. Unlimited Bonds, Election of 2008 (AGM Insured),
5.00%, 7/1/28	150	161
5.00%, 7/1/29	1,000	1,068
Rescue Union School District COP (Assured Guaranty Insured), Escrowed to Maturity,
4.38%, 10/1/13	2,775	2,971
Ross Elementary School District G.O. Unlimited Bonds, Election of 2006 (NATL-RE Insured),
5.25%, 8/1/27	455	494
Sacramento County Airport System Senior Revenue Bonds,
5.00%, 7/1/28	1,500	1,606
Sacramento County Airport System Senior Revenue Bonds, Series B,
5.00%, 7/1/18	200	232
Sacramento County COP, Animal Care/Youth Detention (AMBAC Insured),
5.00%, 10/1/26	1,490	1,544
Sacramento Municipal Utility District Revenue Bonds, Series U (AGM Insured),
5.00%, 8/15/19	1,000	1,205
5.00%, 8/15/25	2,000	2,218
Sacramento Municipal Utility District Revenue Refunding Bonds, Series X,
5.00%, 8/15/20	1,950	2,358
San Diego Public Facilities Financing Authority Revenue Bonds, Senior Series A,
4.00%, 5/15/20	1,495	1,689
San Diego Public Facilities Financing Authority Revenue Refunding Bonds, Senior Series B,
5.00%, 5/15/20	5,000	5,990
San Diego Public Facilities Financing Authority Revenue Refunding Bonds, Series A, Master Project,
3.25%, 3/1/16	2,195	2,293
4.00%, 3/1/19	1,150	1,237
4.25%, 3/1/20	1,130	1,231
San Diego Regional Building Authority Revenue Bonds, Series A, County Operations Center & Annex,
4.00%, 2/1/19	3,615	4,063
San Diego Unified School District G.O. Unlimited Refunding Bonds, Series E-2, Election of 1998 (AGM Insured),
5.50%, 7/1/27	1,500	1,812
San Francisco City & County Airport Commission Revenue Refunding Bonds, Second Series C (FSA Insured),
4.00%, 5/1/18	1,875	2,102

TAX-EXEMPT FIXED INCOME FUNDS    3    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.3% continued
California - 94.5% continued
San Francisco City & County COP, Series A, Multiple Capital Improvement Projects,
5.00%, 4/1/15	$2,740	$3,030
San Francisco City & County G.O. Unlimited Refunding Bond, Series R1,
5.00%, 6/15/19	3,000	3,731
5.00%, 6/15/20	3,000	3,755
5.00%, 6/15/23	3,270	3,996
San Francisco City & County Public Utilities Commission Revenue Bonds, Sub Series A,
5.00%, 11/1/20	2,000	2,474
San Francisco City & County Public Utilities Commission Revenue Bonds, Series A (NATL-RE Insured), Prerefunded,
5.00%, 11/1/12	4,000	4,159
5.00%, 11/1/12	1,335	1,388
San Francisco City & County Public Utilities Commission Revenue Bonds, Series A, Unrefunded Balance (NATL-RE Insured),
5.00%, 11/1/25	1,415	1,460
San Francisco City & County Public Utilities Commission Revenue Bonds, Sub Series A,
5.00%, 11/1/26	2,740	3,166
5.00%, 11/1/28	1,500	1,702
San Francisco City & County Unified School District G.O. Unlimited Bonds, Series E, Election of 2006,
5.00%, 6/15/22	2,615	3,144
San Francisco State Building Authority Revenue Refunding Bonds, Series A, California State & San Francisco Civic Center (NATL-RE FGIC Insured),
5.00%, 12/1/15	2,000	2,238
San Gabriel Unified School District G.O. Unlimited Bonds, Series A, Unrefunded Balance (AGM Insured),
5.38%, 8/1/18	180	184
San Joaquin County Transportation Authority TRB, Series A, Limited Tax Measure K,
5.75%, 3/1/28	2,000	2,333
San Joaquin Hills Transportation Corridor Agency Capital Appreciation Revenue Bonds, Senior Lien, Escrowed to Maturity,
5.99%, 1/1/23(1)	5,000	3,743
San Jose Unified School District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/23	1,000	1,199
San Mateo County Community College District G.O. Unlimited Bonds, Series A, Election of 2001 (NATL-RE FGIC Insured),
5.00%, 9/1/21	1,000	1,026
San Mateo County Transit District Revenue Refunding Bonds, Series A (NATL-RE Insured),
4.75%, 6/1/28	3,785	4,044
Santa Ana Unified School District G.O. Unlimited Bonds, Series A, Election of 2008,
5.50%, 8/1/30	2,000	2,181
Santa Clara Unified School District G.O. Unlimited Bonds, Election of 2004 (AGM Insured),
4.38%, 7/1/30	3,385	3,410
Santa Clara Unified School District G.O. Unlimited Bonds, Election of 2010,
3.00%, 7/1/20	1,750	1,898
4.50%, 7/1/32	2,000	2,050
Santa Clara Unified School District G.O. Unlimited Bonds, Series A, Election of 2004,
5.00%, 7/1/29	1,500	1,654
5.00%, 7/1/30	4,040	4,433
5.00%, 7/1/34	1,000	1,059
Santa Clara Valley Transportation Authority Sales Tax Revenue Refunding Bonds, Series A,
4.00%, 6/1/28	750	796
Santa Rosa Wastewater Revenue Bonds, Series A (AGM Insured),
5.25%, 9/1/27	1,255	1,376
Sequoia Union High School District G.O. Unlimited Bonds, Series C-1, Election of 2008,
6.00%, 7/1/43	2,000	2,341
Sequoia Union High School District G.O. Unlimited Refunding Bonds,
3.00%, 7/1/19	1,000	1,106
South Orange County Public Financing Authority Special Tax Refunding Bonds, Series A, Foothill Area (NATL-RE FGIC Insured),
5.25%, 8/15/14	1,295	1,411
5.25%, 8/15/18	2,500	2,678

NORTHERN FUNDS QUARTERLY REPORT    4    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX -EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.3% continued
California - 94.5% continued
Southern California Public Power Authority Capital Appreciation Subordinate Revenue Refunding Bonds, Southern Transmission Project,
7.86%, 7/1/14(1)	$1,000	$954
Southern California Public Power Authority Revenue Bonds,
6.75%, 7/1/12	1,700	1,752
Southern California Public Power Authority Revenue Bonds, Milford Wind Corridor Phase,
5.25%, 7/1/23	3,075	3,724
Southern California Public Power Authority Revenue Bonds, Milford Wind Corridor Project 1,
5.00%, 7/1/24	1,240	1,421
Southern California Public Power Authority Revenue Bonds, Series A,
5.00%, 7/1/29	1,765	1,947
Southern California Public Power Authority Revenue Bonds, Series A, Linden Wind Energy,
5.00%, 7/1/30	2,025	2,220
Southern California Public Power Authority Revenue Bonds, Windy Point/Windy Flats Project 1,
5.00%, 7/1/30	2,500	2,741
Southern California Public Power Authority Revenue Refunding Bonds, Series A, Magnolia Power Project,
5.00%, 7/1/18	1,350	1,627
University of California Revenue Bonds, Series A, Limited Project (NATL-RE Insured),
4.75%, 5/15/26	1,580	1,605
University of California Revenue Bonds, Series C (NATL-RE Insured),
4.75%, 5/15/31	1,250	1,276
University of California Revenue Bonds, Series C (NATL-RE Insured), Prerefunded,
4.75%, 5/15/13	2,850	3,053
4.75%, 5/15/13	5,000	5,356
University of California Revenue Bonds, Series E, Limited Project,
4.00%, 5/15/18	3,165	3,661
University of California Revenue Bonds, Series F (AGM Insured),
4.75%, 5/15/24	200	210
Val Verde Unified School District G.O. Unlimited Bonds, Series A, Election of 2008,
5.25%, 8/1/27	2,125	2,307
Ventura County Community College District Capital Appreciation G.O. Unlimited Bonds, Series C, Election of 2002,
6.76%, 8/1/17(1)	1,615	1,358
7.34%, 8/1/18(1)	1,635	1,305
Ventura County Community College District G.O. Unlimited Bonds, Series C, Election 2002,
5.50%, 8/1/33	1,000	1,106
West Valley-Mission Community College District Capital Appreciation G.O. Unlimited Bonds, Series B,
4.56%, 8/1/16(1)	1,115	1,002
Western Riverside County Wastewater Finance Authority Revenue Bonds, Western Municipal Water Distribution Improvement Project (Assured Guaranty Insured),
5.13%, 9/1/29	1,645	1,783

		315,693

Puerto Rico - 1.8%
Puerto Rico Commonwealth Highway & Transportation Authority Subordinate Revenue Bonds (FGIC-TCRS Insured),
5.75%, 7/1/20	1,500	1,568
Puerto Rico Public Finance Corp. Revenue Bonds, Series E, Commonwealth Appropriation (AMBAC Insured), Escrowed to Maturity,
5.50%, 8/1/27	1,550	2,039
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, Series C,
5.00%, 8/1/22	2,000	2,370

		5,977

Total Municipal Bonds (Cost $301,387)		321,670

TAX-EXEMPT FIXED INCOME FUNDS    5    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 2.7%
Northern Funds - California Municipal Money Market Fund (2) (3)	8,957,272	$8,957

Total Investment Companies (Cost $8,957)		8,957

Total Investments - 99.0% (Cost $310,344)		330,627

Other Assets less Liabilities - 1.0%		3,226

NET ASSETS - 100.0%		$333,853

(1)	Zero coupon bond reflects effective yield on the date of purchase.
(2)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the investment adviser of the Fund.
(3)	At March 31, 2011, the value of the Fund’s investment in the California Municipal Money Market Fund of the Northern Funds was approximately $15,191,000 with net sales of approximately $6,234,000 during the nine months ended December 31, 2011.

Percentages shown are based on Net Assets.

At December 31, 2011, the industry sectors for the California Intermediate Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Facilities	6.7%
General	14.3
General Obligation	21.1
Higher Education	7.5
Power	10.4
School District	14.3
Water	9.2
All other sectors less than 5%	16.5

Total	100.0%

At December 31, 2011, the credit quality distribution for the California Intermediate Tax-Exempt Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	%
AAA	3.6%
AA	58.5
A	31.2
BBB	2.1
Not rated	0.1
Cash and Equivalents	2.7
SP1/MIG1	1.8

Total	100.0%

*	Credit quality ratings are based on converting the available Moody’s, Standard & Poor’s, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Federal Tax Information:

At December 31, 2011, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$310,366

Gross tax appreciation of investments	$20,330
Gross tax depreciation of investments	(69)

Net tax appreciation of investments	$20,261

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the California Intermediate Tax-Exempt Fund’s investments, which are carried at fair value, as of December 31, 2011:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds	$—	$321,670	(1)	$—	$321,670
Investment Companies	8,957	—		—	8,957

Total Investments	$8,957	$321,670		$—	$330,627

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At December 31, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

NORTHERN FUNDS QUARTERLY REPORT    6    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued	DECEMBER 31, 2011 (UNAUDITED)

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes/zero coupon bonds, for floating rate securities, the current reset rate or, for interest-only or principal only securities the current effective yield.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ACA - American Capital Access

AGM - Assured Guarantee Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

COP - Certificate of Participation

FGIC - Financial Guaranty Insurance Corporation

GNMA - Government National Mortgage Association

G.O. - General Obligation

NATL-RE - National Public Finance Guarantee Corporation

TCRS - Transferable Custodial Receipts

TRB - Tax Revenue Bonds

TAX-EXEMPT FIXED INCOME FUNDS    7    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND	DECEMBER 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.8%
California - 90.3%
Alhambra Unified School District Elementary Schools Improvement G.O. Unlimited Bonds, Series A, Election 2008 (Assured Guaranty Insured),
5.50%, 8/1/33	$1,000	$1,092
Brentwood Infrastructure Financing Authority Water Revenue Bonds,
5.75%, 7/1/38	3,595	3,924
Cabrillo Community College District G.O. Unlimited Bonds, Series A (NATL-RE Insured),
5.00%, 8/1/27	1,500	1,594
California State G.O. Unlimited Refunding Bonds,
5.00%, 9/1/20	5,000	6,036
California State G.O. Unlimited Bonds, Unrefunded Balance,
5.13%, 6/1/24	25	25
California State Health Facilities Financing Authority Shutter Health Revenue Refunding Bonds, Series D,
5.25%, 8/15/31	1,500	1,600
California State Infrastructure & Economic Development Bank Revenue Bonds, Series A, Scripps Research Institute,
5.75%, 7/1/30	250	250
California State Infrastructure & Economic Development Bank Revenue Bonds, USC-SOTO Office Building Project,
4.00%, 12/1/28	640	653
4.13%, 12/1/29	990	1,010
California State Infrastructure & Economic Development Bank Revenue Bonds Series A, Broad Museum Project,
5.00%, 6/1/21	5,000	6,250
California State Public Works Board Lease Revenue Bonds, Series A, Department of General Services-Buildings 8 & 9,
6.00%, 4/1/25	1,400	1,571
California State Public Works Board Lease Revenue Bonds, Series A, Various Capital Projects,
5.00%, 10/1/28	1,000	1,035
California State Public Works Board Lease Revenue Bonds, Series D, Judicial Council Projects,
5.25%, 12/1/25	1,500	1,617
5.00%, 12/1/28	1,000	1,036
California State Public Works Board Lease Revenue Refunding Bonds, Series B, Various Community College Project (AMBAC Insured),
5.63%, 3/1/16	980	983
California State University Revenue Bonds, Series A, Sacramento Auxiliary (NATL-RE Insured), Prerefunded,
5.50%, 10/1/12	500	520
5.50%, 10/1/12	500	520
California State Various Purpose G.O. Unlimited Bonds,
5.00%, 10/1/20	5,000	6,039
5.00%, 8/1/35	1,000	1,028
5.00%, 9/1/41	4,600	4,731
Chabot-Las Positas Community College District G.O. Unlimited Bonds, Series B, Election 2004 (AMBAC Insured),
5.00%, 8/1/30	850	892
Corona-Norco Unified School District G.O. Unlimited Bonds, Series C, Election 2006 (AGM Insured),
5.50%, 8/1/39	500	539
El Dorado Irrigation District COP, Series A (Assured Guaranty Insured),
6.25%, 8/1/29	1,500	1,598
Fremont Union High School District Santa Clara County G.O. Unlimited Bonds, Series A, Election 2008,
5.38%, 8/1/44	3,500	3,862
Golden State Tobacco Securitization Corp. Enhanced Asset Backed Tobacco Settlement Revenue Bonds, Series A, (AMBAC Insured),
5.00%, 6/1/21	2,000	2,001
Huntington Beach Union High School District G.O. Unlimited Bonds, Election 2004 (AGM Insured),
5.00%, 8/1/27	750	795
Lemoore Union High School District G.O. Unlimited Bonds (AMBAC Insured),
6.00%, 1/1/12	200	200
Los Angeles G.O. Unlimited TRANS,
2.50%, 8/12/12	5,000	5,070
Los Angeles Harbor Department Revenue Bonds, Escrowed to Maturity,
7.60%, 10/1/18	30	37
Marin County COP,
4.25%, 8/1/34	1,575	1,535

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91. 8% continued
California - 90.3% continued
Metropolitan Water District of Southern California Revenue Refunding Bonds, Series C,
4.00%, 10/1/22	$1,330	$1,544
Midpeninsula Regional Open Space District Financing Authority Revenue Bonds,
5.25%, 9/1/34	600	634
5.50%, 9/1/41	2,500	2,672
Modesto Irrigation District Capital Improvements COP, Series A,
5.75%, 10/1/29	1,500	1,655
6.00%, 10/1/39	2,000	2,190
Natomas Unified School District G.O. Unlimited Bonds, Series B, Election 2002 (NATL-RE FGIC Insured),
5.00%, 9/1/27	1,000	1,006
New Haven Unified School District G.O. Unlimited Refunding Bonds (AGM Insured),
5.75%, 8/1/20	320	329
Newport Mesa Unified School District Capital Appreciation G.O. Unlimited Bonds, Election 2005,
8.13%, 8/1/33(1)	10,000	3,100
Palomar Pomerado Health Convertible Capital Appreciation G.O. Unlimited Bonds, Series A, Election of 2004 (Assured Guaranty Insured),
3.52%, 8/1/38(1)	5,000	3,774
Pasadena Refunding COP, Series C,
4.75%, 2/1/38	1,700	1,751
Placentia-Yorba Linda Unified School District G.O. Unlimited Bonds, Series B, 2002 Election (NATL-RE FGIC Insured),
5.50%, 8/1/27	1,500	1,613
Poway Unified School Facilities Improvement District G.O. Unlimited Refunding Bonds, Series 2002-1,
5.00%, 8/1/20	1,055	1,292
Rio Hondo Community College District G.O. Unlimited Bonds, Series B, Election 2009,
5.50%, 8/1/30	1,605	1,787
Ross Elementary School District G.O. Unlimited Bonds, Election 2006 (NATL-RE Insured),
5.25%, 8/1/27	850	923
San Diego County Water Authority COP, Series 2008 A (AGM Insured),
5.00%, 5/1/38	2,000	2,097
San Diego Public Facilities Financing Authority Sewer Revenue Bonds, Senior Series A,
5.00%, 5/15/28	1,500	1,646
San Diego Unified School District G.O. Unlimited TRANS,
2.00%, 8/7/12	5,000	5,052
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Subseries A,
5.00%, 11/1/28	5,000	5,673
San Francisco City & County Airports Commission Revenue Bonds, Second Series Issue 15B (NATL-RE Insured),
4.50%, 5/1/28	1,520	1,521
San Francisco City & County G.O. Unlimited Refunding Bonds, Series R1,
5.00%, 6/15/19	2,000	2,487
4.00%, 6/15/30	1,905	1,936
San Francisco State Building Authority Lease Revenue Bonds, Series A, Department of General Services,
5.00%, 10/1/13	1,825	1,882
San Gabriel Unified School District G.O. Unlimited Bonds, Series A, Unrefunded Balance (AGM Insured),
5.38%, 8/1/19	200	205
5.38%, 8/1/20	225	230
San Joaquin County Transportation Authority Measure K Sales Limited TRB, Series A,
5.25%, 3/1/31	1,275	1,409
San Mateo County Transit District Refunding TRB, Series A (NATL-RE Insured),
4.75%, 6/1/28	1,000	1,068
Santa Clara Electric Revenue Refunding Bonds, Series A,
6.00%, 7/1/31	1,195	1,358
Santa Clara Valley Transportation Authority Sales Tax Revenue Refunding Bonds, Series A,
4.00%, 6/1/28	1,170	1,242

TAX-EXEMPT FIXED INCOME FUNDS     2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.8% continued
California - 90.3% continued
Santa Rosa Wastewater Revenue Refunding Bonds, Series A (NATL-RE FGIC Insured),
5.25%, 9/1/16	$35	$38
Sequoia Union High School District G.O. Unlimited Bonds , Series C-1, Election 2008,
6.00%, 7/1/43	2,025	2,370
Sonoma County G.O. Unlimited TRANS,
2.50%, 10/25/12	5,000	5,094
Sonoma County Sales TRB, Series A (NATL-RE FGIC Insured),
4.50%, 9/1/29	2,000	2,063
Southern California State Public Power Authority Revenue Bonds, Series B, Southern Transmission Project,
6.00%, 7/1/27	2,520	2,895
Torrance Hospital Revenue Bonds, Series A, Torrance Memorial Medical Center,
6.00%, 6/1/22	500	506
Val Verde Unified School District G.O. Unlimited Bonds, Series A, 2008 Election,
5.25%, 8/1/27	2,500	2,714
Ventura County Community College District G.O. Unlimited Bonds, Series C, Election 2002,
5.50%, 8/1/33	4,065	4,494
Vista Unified School District G.O. Unlimited Bonds, Series A, Unrefunded Balance (AGM Insured),
5.38%, 8/1/16	100	103
5.38%, 8/1/17	190	195
Walnut Valley Unified School District G.O. Unlimited Refunding Bonds, Series A (NATL-RE Insured),
7.20%, 2/1/16	655	678
Western Riverside County Trust and Wastewater Finance Authority Revenue Bonds, Municipal Water Distribution Improvement Project (Assured Guaranty Insured),
5.13%, 9/1/29	2,000	2,168

		133,437

Puerto Rico - 1.5%
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, Series C,
5.00%, 8/1/22	1,000	1,185
11.75%, 8/1/39(1)	5,000	987
		2,172

Total Municipal Bonds (Cost $125,740)		135,609

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 9.0%
Northern Funds - California Municipal Money Market Fund (2) (3)	13,333,559	$13,334

Total Investment Companies (Cost $13,334)		13,334

Total Investments - 100.8% (Cost $139,074)		148,943

Liabilities less Other Assets - (0.8)%		(1,218)

NET ASSETS - 100.0%		$147,725

(1)	Zero coupon bond reflects effective yield on the date of purchase.
(2)	At March 31, 2011, the value of the Fund’s investment in the California Municipal Money Market Fund of the Northern Funds was approximately $7,587,000 with the net purchases of approximately $5,747,000 during the nine months ended December 31, 2011.
(3)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the investment adviser of the Fund.

Percentages shown are based on Net Assets.

At December 31, 2011, the industry sectors for the California Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Facilities	7.0%
General	11.8
General Obligation	30.2
School District	17.7
Financials	8.9
Water	8.6
All other sectors less than 5%	15.8

Total	100.0%

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND continued	DECEMBER 31, 2011 (UNAUDITED)

At December 31, 2011, the credit quality distribution for the CaliforniaTax-Exempt Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	%
AA	52.8%
A	26.6
BBB	1.4
SP-1/MIG1	10.2
Not Rated	0.1
Cash and Equivalents	8.9

Total	100.0%

*	Credit quality ratings are based on converting the available Moody’s, Standard & Poor’s, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Federal Tax Information:

At December 31, 2011, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$139,074

Gross tax appreciation of investments	$9,947
Gross tax depreciation of investments	(78)

Net tax appreciation of investments	$9,869

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the California Tax-Exempt Fund’s investments, which are carried at fair value, as of December 31, 2011:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds	$—	$135,609	(1)	$—	$135,609
Investment Companies	13,334	—		—	13,334

Total Investments	$13,334	$135,609		$—	$148,943

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At December 31, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes/zero coupon bonds, for floating rate securities, the current reset rate or, for interest-only or principal only securities, the current effective yield.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guaranty Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

COP - Certificate of Participation

FGIC - Financial Guaranty Insurance Corporation

G.O. - General Obligation

NATL-RE - National Public Finance Guarantee Corporation

TRANS - Tax and Revenue Anticipatory Notes

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND	DECEMBER 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.2%
Alabama - 1.7%
Alabama State Port Authority Docks Facilities Revenue Bonds,
6.00%, 10/1/40	$5,000	$5,321
Camden Industrial Development Board Exempt Facilities Revenue Refunding Bonds, Series A, Weyerhaeuser Company, Prerefunded,
6.13%, 12/1/13	1,000	1,105
Courtland Industrial Development Board Solid Waste Disposal Revenue Refunding Bonds (AMT), Champion International Corp. Project,
6.00%, 8/1/29	1,235	1,235
Selma Industrial Development Board Gulf Opportunity Zone Revenue Bonds, International Paper Co. Project,
5.80%, 5/1/34	1,350	1,401

		9,062

Alaska - 0.2%
Alaska State Industrial Development & Export Authority Community Provider Revenue Bonds, Boys & Girls Home,
5.88%, 12/1/27	1,500	975

Arizona - 4.5%
Arizona State Health Care Facilities Authority Revenue Bonds, Beatitudes Campus Project,
5.20%, 10/1/37	2,800	2,116
Flagstaff IDA Revenue Refunding Bonds, Northern Arizona Senior Living Community Project,
5.70%, 7/1/42	3,000	2,558
Maricopa County Pollution Control Corp. Variable Revenue Refunding Bonds, Series A, Public Service Company of Palo Verde Project,
6.25%, 1/1/38	4,000	4,196
Navajo County Pollution Control Corp. Revenue Bonds, Series B Arizona Public Service Co.
5.50%, Mandatory Put 6/1/14	3,550	3,852
Navajo County Pollution Control Corp. Revenue Bonds, Series C Arizona Public Service Co.
5.50%, Mandatory Put 6/1/14	1,150	1,244
Peoria IDA Revenue Refunding Bonds, Series A, Sierra Winds Life,
6.25%, 8/15/20	500	500
Phoenix Airport Civic Improvement Corp. Revenue Bonds, Series A, Junior Lien,
5.00%, 7/1/40	5,000	5,139
Pima County IDA Revenue Bonds, Series A, Tucson Electric Power Co.,
5.25%, 10/1/40	1,740	1,747
Pima County IDA Revenue Bonds, Tucson Electric Power Co.,
5.75%, 9/1/29	3,000	3,109

		24,461

Arkansas - 0.1%
Little Rock Hotel & Restaurant Gross Receipts Revenue Refunding Bonds,
7.38%, 8/1/15	355	379

California - 6.3%
California State Educational Facilities Authority Revenue Bonds, Dominican University,
5.00%, 12/1/25	890	894
5.00%, 12/1/36	2,000	1,830
California State Municipal Finance Authority COP Revenue Bonds, Community Hospitals of Central California,
5.50%, 2/1/39	4,000	3,785
California State Municipal Finance Authority Revenue Bonds, Series A, University of La Verne,
6.13%, 6/1/30	3,300	3,469
6.25%, 6/1/40	1,000	1,038
California Statewide Communities Development Authority Revenue Bonds, California Baptist University,
7.25%, 11/1/31	2,000	2,171
California Statewide Communities Development Authority Revenue Bonds, Series A, California Baptist University,
5.50%, 11/1/38	2,000	1,796
Golden State Tobacco Securitization Corp. Tobacco Settlement Asset Backed Revenue Bonds, Senior Series A-1,
5.75%, 6/1/47	5,675	4,102
Golden State Tobacco Securitization Corp. Tobacco Settlement Asset Backed Revenue Bonds, Series A-5, Prerefunded,
7.88%, 6/1/13	500	552
San Francisco City & County Airports Commission Revenue Bonds, Series E,
6.00%, 5/1/39	5,000	5,589

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.2% continued
California - 6.3% continued
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Series B,
5.00%, 11/1/39	$5,000	$5,284
Tobacco Securitization Authority of Southern California Tobacco Settlement Revenue Bonds, Senior Series A1,
5.00%, 6/1/37	5,500	3,901

		34,411

Colorado - 3.2%
Denver City & County Airport System Revenue Bonds, Series A,
5.25%, 11/15/36	5,000	5,327
Prairie Center Metropolitan District No. 3 Limited Property Tax Supported Primary G.O. Limited Bonds, Series A,
5.40%, 12/15/31	5,000	4,028
Regional Transportation District Private Activity Revenue Bonds, Denver Transportation Partners,
6.00%, 1/15/41	5,000	5,131
Stone Ridge Metropolitan District No. 2 G.O. Limited Tax Convertible Unlimited Bonds,
7.25%, 12/1/31	3,500	2,942

		17,428

Connecticut - 0.5%
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series G, Sacred Heart University,
5.13%, 7/1/26	1,250	1,280
5.38%, 7/1/31	1,250	1,285

		2,565

Delaware - 1.0%
Delaware State EDA Revenue Refunding Bonds, Gas Facilities Delmarva Power,
5.40%, 2/1/31	5,000	5,209

District of Columbia - 1.0%
District of Columbia Revenue Bonds, Cesar Chavez Charter Schools,
7.88%, 11/15/40	5,265	5,397

Florida - 5.4%
Broward County Airport Exempt Facility Revenue Bonds (AMT), Learjet, Inc. Project,
7.50%, 11/1/20	5,430	5,681
Capital Trust Agency Revenue Refunding Bonds, Series A, Air Cargo Aero Miami FX,
5.35%, 7/1/29	5,000	4,878
Florida State Municipal Power Agency All Requirements Revenue Bonds, Series A,
5.75%, 10/1/27	3,290	3,712
Hillsborough County IDA Variable PCR Bonds, Series A, Tampa Electric Co. Project,
5.65%, 5/15/18	3,425	3,871
Jacksonville Economic Development Commission Health Care Facilities Revenue Refunding Bonds, Series A, Florida Proton Therapy Institution Project,
6.00%, 9/1/17	2,145	2,294
Lee County IDA Revenue Bonds, Series A, Lee Charter Foundation,
5.25%, 6/15/27	2,250	2,052
5.38%, 6/15/37	2,000	1,655
Orlando Utilities Commission System Revenue Refunding Bonds, Series B,
5.00%, 10/1/33	2,000	2,153
Seminole Tribe Gaming Division Revenue Bonds, Series 2010 A,
5.13%, 10/1/17(1) (2)	3,000	3,037
Sterling Hill Community Development District Capital Improvement Special Assessment Revenue Bonds, Series B,
5.50%, 11/1/10(3)	160	56

		29,389

Georgia - 2.1%
Atlanta Water & Wastewater Revenue Bonds, Series A,
6.00%, 11/1/23	1,400	1,677
6.25%, 11/1/39	5,000	5,699
Effingham County IDA PCR Refunding Bonds, Georgia-Pacific Corp. Project,
6.50%, 6/1/31	3,950	3,962

		11,338

Illinois - 7.7%
Illinois State Development Finance Authority PCR Refunding Bonds, Series C-1, Central Illinois Power, Ameren Illinois Co.,
5.95%, 8/15/26	3,000	3,024

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.2% continued
Illinois - 7.7% continued
Illinois State Educational Facilities Authority Student Housing Revenue Bonds, Educational Advancement Fund University Center Project, Prerefunded,
6.25%, 5/1/12	$750	$772
Illinois State Finance Authority Revenue Bonds, Navistar International- Recovery Zone,
6.50%, 10/15/40	5,000	5,192
Illinois State Finance Authority Revenue Bonds, Series A, Elmhurst Memorial Healthcare,
5.63%, 1/1/37	6,000	6,059
Illinois State Finance Authority Revenue Bonds, Series A, Landing at Plymouth Place Project,
6.00%, 5/15/37	1,250	1,031
Illinois State Finance Authority Revenue Bonds, Series A, Provena Health,
6.00%, 5/1/28	1,500	1,548
7.75%, 8/15/34	3,500	3,996
Illinois State Finance Authority Revenue Bonds, Series A, Three Crowns Park Plaza Project,
5.88%, 2/15/26	1,000	969
5.88%, 2/15/38	4,000	3,730
Illinois State Finance Authority Revenue Bonds, Silver Cross Hospital & Medical Centers,
6.88%, 8/15/38	3,000	3,151
7.00%, 8/15/44	2,000	2,103
Illinois State Finance Authority Revenue Refunding Bonds, Chicago Charter School Project,
5.00%, 12/1/36	3,000	2,643
Illinois State Health Facilities Authority Revenue Bonds, Riverside Health System, Prerefunded,
6.00%, 11/15/12	1,000	1,049
Railsplitter Tobacco Settlement Authority Revenue Bonds,
5.50%, 6/1/23	3,000	3,310
6.00%, 6/1/28	3,000	3,225

		41,802

Indiana - 5.0%
Indiana State Finance Authority Educational Facilities Revenue Bonds, Marian University Project,
6.50%, 9/15/30	3,000	3,091
6.38%, 9/15/41	2,000	2,003
Indiana State Finance Authority Environmental Variable Revenue Bonds, Series B, Duke Energy Project,
6.00%, 8/1/39	2,000	2,208
Indiana State Finance Authority Hospital Revenue Bonds, Kings Daughters Hospital & Health Project,
5.50%, 8/15/40	4,000	3,682
Indiana State Health & Educational Facilities Financing Authority Hospital Revenue Bonds, Community Foundation of Northwest Indiana,
5.50%, 3/1/27	3,000	3,054
Indiana State Health Facilities Financing Authority Revenue Bonds, Series A, Community Foundation of Northwest Indiana,
6.00%, 3/1/34	1,000	1,024
Indiana State Municipal Power Agency Revenue Bonds, Series B,
6.00%, 1/1/39	2,000	2,196
North Manchester Revenue Bonds, Series A, Peabody Retirement Community Project,
7.25%, 7/1/33(3)	750	262
Rockport PCR Refunding Revenue Bonds, Series B, Indiana Michigan Power Co. Project,
6.25%, Mandatory Put 6/2/14	3,265	3,590
Vigo County Hospital Authority Revenue Bonds, Union Hospital, Inc.,
5.70%, 9/1/37(1) (2)	2,000	1,730
8.00%, 9/1/41	2,500	2,758

5.75%, 9/1/42(1) (2)	1,500	1,286

		26,884

Louisiana - 5.0%
Louisiana State Gas & Fuels TRB, Series B, Second Lien,
5.00%, 5/1/39	5,000	5,332
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series A, Westlake Chemical Corp. Project,
6.50%, 8/1/29	2,000	2,138

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.2% continued
Louisiana - 5.0% continued
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series A, Woman’s Hospital Foundation,
5.88%, 10/1/40	$5,000	$5,094
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series A-1, Westlake Chemical Corp. Project,
6.50%, 11/1/35	2,000	2,122
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Westlake Chemical Corp. Project,
6.75%, 11/1/32	1,000	1,058
Louisiana State Public Facilities Authority Revenue Bonds, Belle Chasse Educational Foundation Project,
6.75%, 5/1/41	1,250	1,308
New Orleans Aviation Board Passenger Facility Charge Gulf Opportunity Zone Revenue Bonds, Series A,
5.25%, 1/1/41	5,000	5,145
St. John Baptist Parish Revenue Bonds, Series A, Marathon Oil Corp.,
5.13%, 6/1/37	5,000	4,982

		27,179

Maine - 1.0%
Maine State Health & Higher Educational Facilities Authority Revenue Bonds, General Medical Center,
7.50%, 7/1/32	2,000	2,208
6.75%, 7/1/41	3,000	3,113

		5,321

Maryland - 4.2%
Anne Arundel County Special Obligation Tax Allocation Bonds, National Business Park-North Project,
6.10%, 7/1/40	4,335	4,364
Maryland State Economic Development Corp. Student Housing Revenue Bonds, University of Maryland College Park Project, Prerefunded,
5.63%, 6/1/13	1,000	1,074
Maryland State G.O. Unlimited Refunding Bonds, Series C, State & Local Facilities Loan,
5.00%, 11/1/18	6,000	7,511
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Doctors Community Hospital,
5.75%, 7/1/38	5,500	5,139
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series A, Adventist Healthcare,
6.25%, 1/1/31	1,500	1,566
6.13%, 1/1/36	2,000	2,031
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series A, Mercy Ridge, Prerefunded,
6.00%, 4/1/13	1,000	1,078

		22,763

Massachusetts - 1.6%
Massachusetts Bay Transportation Authority Sales TRB, Senior Series A,
5.00%, 7/1/28	5,000	6,132
Massachusetts State Development Finance Agency Solid Waste Disposal Revenue Refunding Bonds, Dominion Energy Brayton 1,
5.75%, Mandatory Put 5/1/19	2,000	2,278

		8,410

Michigan - 1.8%
Michigan State Strategic Fund Limited Obligation Adjustable Revenue Refunding Bonds, Series B-1, Dow Chemical Project,
6.25%, 6/1/14	5,000	5,538
Royal Oak Hospital Finance Authority Revenue Bonds, William Beaumont Hospital,
8.25%, 9/1/39	2,000	2,391
Royal Oak Hospital Finance Authority Revenue Refunding Bonds, Series W, William Beaumont Hospital,
6.00%, 8/1/39	1,500	1,585

		9,514

Minnesota - 1.6%
Duluth EDA Health Care Facilities Revenue Bonds, St. Luke’s Hospital,
7.25%, 6/15/32	750	755
Minnesota State Municipal Power Agency Electric Revenue Bonds, Series A,
5.00%, 10/1/25	4,000	4,426

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.2% continued
Minnesota - 1.6% continued
Rochester Healthcare & Housing Revenue Refunding Bonds, Series A, Samaritan Bethany Project,
7.38%, 12/1/41	$3,500	$3,676

		8,857

Mississippi - 1.4%
Mississippi State Business Finance Corp. Gulf Opportunity Zone Revenue Bonds, Series A, Mississippi Electric Power Association,
5.00%, 5/1/37	5,000	5,101
Warren Country Gulf Opportunity Zone Revenue Bonds, Series A, International Paper Co. Project,
5.80%, 5/1/34	2,530	2,626

		7,727

Missouri - 1.3%
Grundy County IDA Health Facilities Revenue Bonds, Wright Memorial Hospital,
6.45%, 9/1/29	2,530	2,616
6.75%, 9/1/34	1,750	1,793
St. Louis County IDA Senior Living Facilities Revenue Bonds, Series A, St. Andrews Resources for Seniors,
6.38%, 12/1/41	3,005	2,875

		7,284

Montana - 1.0%
Forsyth PCR Refunding Bonds, Series A, Portland General Electric Co.,
5.00%, 5/1/33	5,000	5,311

New Hampshire - 0.7%
New Hampshire State Business Finance Authority Revenue Bonds, Series A, Elliot Hospital Obligated Group (G.O. of Hospital),
6.13%, 10/1/39	3,445	3,511

New Jersey - 2.8%
New Jersey EDA Revenue Bonds, MSU Student Housing Project - Provident Group - Montclair LLC,
5.88%, 6/1/42	4,000	4,138
New Jersey EDA Revenue Bonds, Cigarette Tax,
5.75%, 6/15/29	5,500	5,606
New Jersey Health Care Facilities Financing Authority Revenue Bonds, St. Josephs Healthcare System,
6.63%, 7/1/38	5,000	5,038
Tobacco Settlement Financing Corp. Revenue Bonds, Prerefunded,
6.75%, 6/1/13	500	545

		15,327

New Mexico - 1.7%
Farmington PCR Refunding Bonds, Series D, Public Service Co. of New Mexico San Juan Project,
5.90%, 6/1/40	2,000	2,046
New Mexico State G.O. Unlimited Bonds, Capital Projects,
5.00%, 3/1/18	6,000	7,377

		9,423

New York - 6.9%
Chautauqua County IDA Exempt Facilities Revenue Bonds, NRG Dunkirk Power Project,
5.88%, 4/1/42	4,000	4,009
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series GG-2, Second General Resolution,
5.25%, 6/15/40	3,455	3,775
New York Liberty Development Corp. Revenue Bonds, Series A, National Sports Museum Project,

6.13%, 2/15/19(3)	2,200	—
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Orange Regional Medical Center,
6.13%, 12/1/29	3,235	3,288
6.25%, 12/1/37	2,000	2,011
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series C, School Districts Financing Program (State Aid Withholding),
5.00%, 10/1/21	5,000	5,764
New York State Environmental Facilities Corp. Clean Water & Drinking Revenue Bonds, Series A,
5.25%, 6/15/27	4,000	4,684
Port Authority of New York & New Jersey Consolidated Revenue Bonds, One Hundred Sixty Sixth (G.O. of Authority),
5.00%, 1/15/41	6,000	6,451

NORTHERN FUNDS QUARTERLY REPORT    5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.2% continued
New York - 6.9% continued
Westchester County G.O. Unlimited Bonds, Series B,
5.00%, 6/1/18	$6,000	$7,443

		37,425

North Carolina - 2.6%
Guilford County G.O. Unlimited Refunding Bonds, Series D,
5.00%, 8/1/18	5,000	6,215
North Carolina Capital Facilities Finance Agency Revenue Bonds, Series B, Duke University Project,
5.00%, 10/1/38	5,000	5,436
North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue Bonds, Series A, Escrowed to Maturity,
5.50%, 1/1/13	320	336
North Carolina State Medical Care Commission Health Care Facilities Revenue Bonds, Series A, First Mortgage-Deerfield,
6.13%, 11/1/38	2,000	2,048

		14,035

Ohio - 5.3%
American Municipal Power-Ohio, Inc. Revenue Bonds, Series A, Prairie State Energy Campus Project,
5.25%, 2/15/25	5,675	6,210
Lucas County Health Care Facilities Revenue Refunding & Improvement Bonds, Series A, Lutheran Homes,
7.00%, 11/1/45	5,000	5,088
Ohio State Air Quality Development Authority Revenue Bonds, Series E, Ohio Valley Electric Corp.,
5.63%, 10/1/19	5,000	5,498
Ohio State Air Quality Development Authority Revenue Refunding Bonds, Series B, Columbus Southern Power Co.,
5.80%, 12/1/38	5,800	6,269
Toledo-Lucas County Port Authority Revenue Refunding Bonds, CSX Transportation, Inc. Project,
6.45%, 12/15/21	5,075	5,914

		28,979

Pennsylvania - 4.9%
Allegheny County Hospital Development Authority Revenue Bonds, Series A, West Penn Health System,
5.00%, 11/15/28	4,000	3,322
Allegheny County Redevelopment Authority Tax Allocation Bonds, Pittsburgh Mills Project,
5.60%, 7/1/23	2,000	1,854
Butler County Hospital Authority Revenue Bonds, Butler Health System Project,
7.13%, 7/1/29	3,000	3,396
Lancaster County Hospital Authority Revenue Bonds, Series A, Brethren Village Project,
6.50%, 7/1/40	1,450	1,463
Lycoming County Authority Health System Revenue Bonds, Series A, Susquehanna Health System Project,
5.75%, 7/1/39	5,000	5,033
Pennsylvania Economic Development Financing Authority Sewage Sludge Disposal Revenue Bonds, Philadelphia Biosolids Facilities,
6.25%, 1/1/32	2,000	2,112
Pennsylvania Economic Development Financing Authority Water Facilities Revenue Bonds, American Water Co. Project,
6.20%, 4/1/39	2,000	2,238
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Edinboro University Foundation,
5.88%, 7/1/38	1,400	1,406
6.00%, 7/1/43	2,500	2,527
Pennsylvania State Higher Educational Facilities Authority Student Housing Revenue Bonds, Series A, Student Association, Inc. Project,
6.75%, 9/1/32	490	493
Pennsylvania State Higher Educational Facilties Authority Revenue Bonds, Shippensburg University,
6.25%, 10/1/43	2,000	2,078
Washington County Redevelopment Authority Tax Allocation Revenue Bonds, Series A, Victory Centre Project - Tanger,
5.45%, 7/1/35	1,000	896

		26,818

Rhode Island - 0.5%
Tobacco Settlement Financing Corp. Asset Backed Revenue Bonds, Series A,
6.25%, 6/1/42	3,000	2,920

TAX-EXEMPT FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.2% continued
South Carolina - 1.0%
South Carolina State Public Service Authority Revenue Refunding Bonds, Series A,
5.00%, 1/1/28	$5,000	$5,560

Tennessee - 0.0%
Sumner County Health Educational & Housing Facilities Board Revenue Refunding & Improvement Bonds, Series A, Sumner Regional Health Systems, Inc.,
5.50%, 11/1/37(3)	375	32

Texas - 8.9%
Comal County Health Facilities Development Corp. Revenue Bonds, Series A, McKenna Memorial Project, Prerefunded,
6.13%, 2/1/13	3,000	3,187
Dallas County Flood Control District G.O. Unlimited Refunding Bonds,
7.25%, 4/1/32	1,000	1,021
Harris County Flood Control District Contract Tax Revenue Refunding Bonds, Series A,
5.00%, 10/1/28	5,000	5,681
HFDC Central Texas, Inc. Retirement Facilities Revenue Bonds, Series A, Legacy at Willow Bend,
5.75%, 11/1/36	3,000	2,444
Mission Economic Development Corp. Solid Waste Disposal Revenue Bonds (AMT), Waste Management, Inc. Project,
6.00%, Mandatory Put 8/1/13	2,000	2,142
Mission Economic Development Corp. Solid Waste Disposal Revenue Bonds, Series A (AMT), Allied Waste N.A., Inc. Project,
5.20%, 4/1/18	3,500	3,523
Tarrant County Cultural Education Facilities Finance Corp. Retirement Facilities Revenue Bonds, Air Force Village Obligated Group,
5.13%, 5/15/37	3,000	2,663
6.38%, 11/15/44	1,000	1,017
Texas Private Activity Surface Transportation Corp. Revenue Bonds, Senior Lien, LBJ Infrastructure,
7.00%, 6/30/40	6,000	6,506
Texas Private Activity Surface Transportation Corp. Revenue Bonds, Senior Lien, NTE Mobility,
6.88%, 12/31/39	5,000	5,373
Texas State Public Finance Authority Charter School Finance Corp. Revenue Bonds, Series A, Cosmos Foundation, Inc.,
6.20%, 2/15/40	5,000	5,144
Travis County Health Facilities Development Corp. Revenue Bonds, Westminster Manor Project,
7.00%, 11/1/30	1,000	1,073
7.13%, 11/1/40	2,000	2,110
University of Texas Permanent Fund Revenue Refunding Bonds, Series B,
5.25%, 7/1/28	5,000	6,425

		48,309

Virginia - 0.4%
Richmond Public Utilities Revenue Refunding Bonds,
5.00%, 1/15/40	2,000	2,149

Washington - 2.6%
Pend Oreille County Public Utility District No. 1 Box Canyon Revenue Bonds,
5.25%, 1/1/41	5,000	5,094
Washington State Health Care Facilities Authority Revenue Bonds, Central Washington Health Services,
7.00%, 7/1/39	4,000	4,202
Washington State Health Care Facilities Authority Revenue Bonds, Kadlec Regional Medical Center,
5.50%, 12/1/39	5,185	5,055

		14,351

Wisconsin - 0.7%
Green Bay Redevelopment Authority IDR Bonds (AMT), Fort James Project,
5.60%, 5/1/19	2,000	2,041
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Series A, St. John Communities, Inc.,
7.63%, 9/15/39	750	798
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Vernon Memorial Healthcare, Inc. Project,
5.10%, 3/1/25	1,000	1,005

		3,844

NORTHERN FUNDS QUARTERLY REPORT    7    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.2% continued
Wyoming - 0.6%
Sweetwater County Solid Waste Disposal Revenue Refunding Bonds (AMT), FMC Corp. Project,
5.60%, 12/1/35	$3,005	$3,010
Total Municipal Bonds (Cost $506,063)		527,359

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 1.4%
Northern Institutional Funds - Tax-Exempt Portfolio (4) (5)	7,594,121	$7,594
Total Investment Companies (Cost $7,594)		7,594

Total Investments - 98.6% (Cost $513,657)		534,953

Other Assets less Liabilities - 1.4%		7,535
NET ASSETS - 100.0%		$542,488

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At December 31, 2011, the value of these restricted illiquid securities amounted to approximately $6,053,000 or 1.1% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Seminole Tribe Gaming Division Revenue Bonds, Series 2010 A,
5.13%, 10/1/17	11/4/10	$3,000
Vigo County Hospital Authority Revenue Bonds, Union Hospital, Inc.,
5.70%, 9/1/37	7/15/08-7/25/08	1,748
5.75%, 9/1/42	6/27/07-1/21/10	1,408

(3)	Issuer has defaulted on terms of debt obligation.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(5)	At March 31, 2011, the value of the Fund’s investment in the Tax-Exempt Portfolio of the Northern Institutional Funds was approximately $27,845,000 with net sales of approximately $20,251,000 during the nine months ended December 31, 2011.

Percentages shown are based on Net Assets.

At December 31, 2011, the industry sectors for the High Yield Municipal Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Airport	5.0%
Development	11.2
General	9.5
General Obligation	5.5
Higher Education	8.3
Medical	17.7
Nursing Homes	5.9
Pollution	10.0
Transportation	5.4
Utilities	5.8
All other sectors less than 5%	15.7

Total	100.0%

At December 31, 2011, the credit quality distribution for the High Yield Municipal Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	%
AAA	6.8%
AA	11.2
A	14.0
BBB	45.0
BB	10.9
B	0.6
Not rated	10.1
Cash and Equivalents	1.4

Total	100.0%

*	Credit quality ratings are based on converting the available Moody’s, Standard & Poor’s, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

TAX-EXEMPT FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

Federal Tax Information:

At December 31, 2011, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$513,683

Gross tax appreciation of investments	$29,936
Gross tax depreciation of investments	(8,666)

Net tax appreciation of investments	$21,270

Various inputs are used in determining the value of the Fund’s investments.These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the High Yield Municipal Fund’s investments, which are carried at fair value, as of December 31, 2011:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds	$—	$527,359	(1)	$—	$527,359
Investment Companies	7,594	—		—	7,594

Total Investments	$7,594	$527,359		$—	$534,953

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At December 31, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes/zero coupon bonds, for floating rate securities, the current reset rate or, for interest-only or principal only securities, the current effective yield.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AMT - Alternative Minimum Tax

COP - Certificate of Participation

EDA - Economic Development Authority

G.O. - General Obligation

IDA - Industrial Development Authority

IDR - Industrial Development Revenue

PCR - Pollution Control Revenue

TRB - Tax Revenue Bonds

NORTHERN FUNDS QUARTERLY REPORT    9    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 85.1%
Arizona - 4.5%
Arizona State School Facilities Board COP,
5.25%, 9/1/23	$10,000	$11,220
Arizona State Transportation Board Excise TRB, Maricopa County Regional Area Project,
5.00%, 7/1/15	9,170	10,487
Arizona State Transportation Board Excise TRB, Maricopa County Regional Area Road Project,
5.25%, 7/1/20	10,000	12,483
Arizona State Transportation Board Highway Revenue Refunding Bonds, Sub Series A,
5.00%, 7/1/17	3,000	3,603
Maricopa County Unified School District No. 97-Deer Valley G.O. Unlimited Bonds, Series C, School Improvement Project of 2008,
5.00%, 7/1/22	4,150	4,936
Mesa Utility System Revenue Refunding Bonds (NATL-RE FGIC Insured),
5.00%, 7/1/19	6,500	7,918
Phoenix Civic Improvement Corp. Airport Revenue Bonds, Series A, Junior Lien,
5.00%, 7/1/22	3,000	3,444
Phoenix Civic Improvement Corp. Water System Revenue Refunding Bonds, Junior Lien,
5.00%, 7/1/25	5,000	5,882
Phoenix Civic Plaza Improvement Corp. Excise TRB, Sub Series A (BHAC-CR FGIC Insured),
5.00%, 7/1/41	5,000	5,154
Rio Nuevo Multi-Purpose Facilities District Excise TRB, Sub Lien (Assured Guaranty Insured),
5.75%, 7/15/18	4,625	5,610
Salt River Project Agricultural Improvement & Power District Electric Revenue Refunding Bonds, Series A,
5.00%, 12/1/24	5,000	6,037
5.00%, 12/1/25	5,000	5,967
5.00%, 12/1/26	1,000	1,181
5.00%, 12/1/27	1,000	1,169
5.00%, 12/1/28	5,000	5,792
Scottsdale Preservation Authority Excise
Tax Revenue Refunding Bonds,
5.25%, 7/1/24	5,990	7,111

		97,994

California - 7.7%
Alvord Unified School District G.O. Unlimited Refunding Bonds, Series A (AGM-CR NATL-RE Insured),
5.90%, 8/1/30	2,450	3,134
Cabrillo Community College District G.O. Unlimited Bonds, Series A (NATL-RE Insured),
5.00%, 8/1/27	5,000	5,314
California State Department of Veterans Affairs Home Purchase Revenue Bonds, Sub Series A-3,
4.50%, 12/1/23	4,000	4,032
California State Department of Water Resources Supply Revenue Bonds, Series L,
5.00%, 5/1/18	300	367
California State Department of Water Resources Supply Revenue Bonds, Series N,
5.00%, 5/1/20	10,000	12,481
California State G.O. Unlimited Refunding Bonds,
5.00%, 9/1/20	1,000	1,207
5.00%, 9/1/21	2,955	3,546
6.25%, 11/1/34	5,000	5,790
California State G.O. Unlimited Bonds,
4.75%, 3/1/24	5,000	5,339
California State G.O. Unlimited Bonds, Series 2007, Unrefunded Balance (AMBAC Insured),
5.00%, 10/1/18	75	75
California State G.O. Unlimited Various Purpose Bonds,
5.00%, 9/1/19	10,000	12,060
5.00%, 10/1/20	10,975	13,256
5.25%, 3/1/30	2,500	2,709
California State Health Facilities Financing Authority Revenue Refunding Bonds, Series D, Sutter Health,
5.25%, 8/15/31	3,000	3,201
California State Public Works Board Lease Revenue Bonds, Series D, Judicial Council Projects,
5.00%, 12/1/19	2,000	2,267
5.00%, 12/1/20	3,000	3,369
California State Variable G.O. Unlimited Bonds, Series 2007, Unrefunded Balance,
5.75%, 5/1/30	135	135

TAX-EXEMPT FIXED INCOME FUNDS    1    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 85.1% continued
California - 7.7% continued
Carlsbad Unified School District Convertible Capital Appreciation G.O. Unlimited Bonds, Series C, Election Project,
6.92%, 8/1/35(1)	$11,850	$5,627
Colton Joint Unified School District G.O. Unlimited Bonds, Series A (NATL-RE FGIC Insured),
5.38%, 8/1/26	2,500	2,574
El Dorado Irrigation District COP, Series A (Assured Guaranty Insured),
5.75%, 8/1/39	5,000	5,163
Long Beach Harbor Revenue Refunding Bonds, Series A (AMT) (NATL-RE Insured),
5.00%, 5/15/21	1,000	1,073
Long Beach Unified School District G.O. Unlimited Bonds, Series F, Election 1999 (NATL-RE Insured),
5.00%, 8/1/33	2,230	2,294
Los Angeles County Sanitation Districts Financing Authority Revenue Bonds, Series A, Capital Project (AGM Insured), Partially Prerefunded,
5.00%, 10/1/21	4,000	4,273
Los Angeles Department of Airports Revenue Bonds, Series A,
5.25%, 5/15/22	5,000	5,925
Los Angeles G.O. Unlimited Bonds, Series A (NATL-RE Insured),
5.00%, 9/1/22	6,205	6,752
Los Angeles G.O. Unlimited Bonds, Series A (NATL-RE Insured), Prerefunded,
5.00%, 9/1/12	5,000	5,159
Los Angeles G.O. Unlimited TRANS,
2.50%, 8/12/12	5,000	5,070
Los Angeles Harbor Department Revenue Refunding Bonds, Series A (AMT),
5.00%, 8/1/20	3,000	3,575
Menlo Park G.O. Unlimited Bonds,
5.25%, 8/1/27	1,000	1,033
Metropolitan Water District of Southern California Revenue Bonds, Series A,
5.00%, 7/1/32	5,000	5,448
Metropolitan Water District of Southern California Revenue Refunding Bonds, Series B,
2.00%, 7/1/12	5,000	5,046
San Francisco City & County Airports Commission Revenue Bonds, Series E,
5.25%, 5/1/32	2,500	2,679
Sequoia Union High School District G.O. Unlimited Refunding Bonds (AGM Insured),
5.00%, 7/1/22	1,100	1,208
Sonoma County G.O. Unlimited TRANS,
2.50%, 10/25/12	11,350	11,564
Southern California State Public Power Authority Revenue Bonds, Series B, Southern Transmission Project,
6.00%, 7/1/27	5,000	5,743
University of California General Revenue Bonds, Series Q,
5.25%, 5/15/27	2,500	2,784
University of California General Revenue Bonds, Series U,
5.00%, 5/15/22	5,000	6,040

		167,312

Colorado - 0.6%
Denver City & County Excise Tax Revenue Refunding Bonds, Series A (Assured Guaranty Insured),
6.00%, 9/1/23	5,550	6,743
Denver City & County School District No. 1 G.O. Unlimited Refunding Bonds, Series A (NATL-RE FGIC Insured State Aid Withholding),
5.50%, 12/1/22	5,000	6,605

		13,348

Connecticut - 1.6%
Connecticut State G.O. Unlimited Bonds, Series D,
5.00%, 11/1/23	7,500	9,203
5.00%, 11/1/25	10,000	11,911
5.00%, 11/1/26	4,360	5,138
Connecticut State G.O. Unlimited Refunding Bonds, Series B (NATL-RE Insured),
5.00%, 6/1/15	5,000	5,496
University of Connecticut Revenue Bonds, Series A (G.O. of University Insured),
5.00%, 2/15/27	2,520	2,931

		34,679

NORTHERN FUNDS QUARTERLY REPORT    2    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 85.1% continued
District of Columbia - 1.1%
District of Columbia Water & Sewer Authority Public Utility Revenue Bonds, Series A,
6.00%, 10/1/35	$5,000	$5,988
5.50%, 10/1/39	10,500	11,573
District of Columbia Water & Sewer Authority Public Utility Revenue Bonds, Series A,
5.25%, 10/1/29	1,000	1,120
Metropolitan Washington DC Airports Authority System Revenue Bonds, Series C (AMT),
5.00%, 10/1/20	3,000	3,520
5.00%, 10/1/26	1,500	1,632

		23,833

Florida - 4.1%
Broward County Port Facilities Revenue Refunding Bonds, Series A (AGM Insured),
5.00%, 9/1/24	5,000	5,557
5.00%, 9/1/25	1,000	1,092
Broward County Port Facilities Revenue Refunding Bonds, Series B (AMT),
5.00%, 9/1/23	2,500	2,671
Florida State Board of Public Education G.O. Unlimited Bonds, Series A,
5.25%, 6/1/28	11,135	12,596
Florida State Board of Public Education G.O. Unlimited Refunding Bonds, Series D,
5.00%, 6/1/24	5,000	5,975
Florida State Department of Transportation Right of Way G.O. Unlimited Bonds,
5.25%, 7/1/37	12,475	13,499
Florida State Department of Transportation Turnpike Revenue Bonds, Series A (AGM Insured),
4.75%, 7/1/23	5,000	5,289
Florida State Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A,
5.00%, 7/1/15	1,000	1,102
Florida State Municipal Power Agency All Requirements Revenue Bonds, Series A,
5.25%, 10/1/19	5,000	6,002
Florida State Ports Financing Commission Revenue Refunding Bonds, Series B (AMT), State Transportation Trust Fund,
5.00%, 6/1/18	2,765	3,179
5.38%, 10/1/29	3,395	3,711
Gainesville Utilities System Revenue Bonds, Series A, Prerefunded,
5.25%, 10/1/13	1,065	1,156
5.25%, 10/1/13	1,120	1,215
Marco Island Utility System Revenue Bonds (NATL-RE Insured), Prerefunded,
5.25%, 10/1/13	2,520	2,733
Miami-Dade County Aviation Revenue Bonds (AMT), Miami International Airport (NATL-RE FGIC Insured),
5.75%, 10/1/20	1,950	1,996
Miami-Dade County Expressway Authority Toll System Revenue Bonds, Series B (NATL-RE FGIC Insured),
5.25%, 7/1/25	2,525	2,725
Miami-Dade County Water & Sewer System Revenue Refunding Bonds, Series B (AGM Insured),
5.25%, 10/1/20	3,000	3,688
5.25%, 10/1/22	2,500	3,100
Osceola County Infrastructure Sales Surtax Revenue Bonds (AMBAC Insured), Prerefunded,
5.38%, 10/1/12	1,000	1,038
Osceola County Sales Tax Revenue Refunding Bonds (Assured Guaranty Insured),
5.00%, 10/1/23	1,250	1,428
Palm Coast Utility System Revenue Bonds (NATL-RE Insured),
5.25%, 10/1/21	1,000	1,059
South Florida State Water Management District Special Obligation Revenue Refunding Bonds (AMBAC Insured),
5.25%, 10/1/13	1,250	1,339
Sunrise Utility System Revenue Refunding Bonds, Series A (AMBAC Insured),
5.50%, 10/1/15	5,840	6,328

		88,478

Georgia - 2.3%
Athens-Clarke County Unified Government Water & Sewerage Revenue Bonds,
5.50%, 1/1/38	10,000	10,985
De Kalb County Water & Sewer Revenue Refunding Bonds, Series B (AGM Insured),
5.25%, 10/1/32	2,810	3,215

TAX-EXEMPT FIXED INCOME FUNDS    3    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 85.1% continued
Georgia - 2.3% continued
Georgia State G.O. Unlimited Refunding Bonds, Series B,
5.00%, 7/1/17	$5,000	$5,712
Georgia State G.O. Unlimited Refunding Bonds, Series I,
5.00%, 7/1/19	5,000	6,321
5.00%, 7/1/20	10,000	12,757
5.00%, 7/1/21	1,100	1,411
Georgia State G.O. Unlimited Refunding Bonds, Series J-2,
4.00%, 11/1/18	5,000	5,931
4.00%, 11/1/19	2,500	2,989

		49,321

Hawaii - 1.6%
Hawaii State Airports System Revenue Bonds, Series A,
5.25%, 7/1/29	2,000	2,182
Hawaii State G.O. Unlimited Refunding Bonds, Series DZ,
5.00%, 12/1/26	10,000	11,808
Hawaii State G.O. Unlimited Refunding Bonds, Series EA,
5.00%, 12/1/21	10,000	12,624
Honolulu City & County G.O. Unlimited Bonds, Series B,
5.00%, 8/1/23	6,605	8,079

		34,693

Illinois - 6.7%
Chicago Midway Airport Revenue Bonds, Series B (AGM Insured),
5.38%, 1/1/18	2,625	2,633
5.38%, 1/1/19	2,765	2,773
5.25%, 1/1/20	2,915	2,923
Chicago Midway Airport Revenue Bonds, Series B (NATL-RE Insured),
5.00%, 1/1/31	2,000	2,001
Chicago O’Hare International Airport Revenue Bonds, Series A, General Third Lien (NATL-RE Insured),
5.25%, 1/1/26	5,000	5,317
Chicago O’Hare International Airport Revenue Bonds, Series B (AGM Insured),
5.00%, 1/1/19	7,500	8,474
Chicago O’Hare International Airport Revenue Bonds, Series B-2 (AMT), General Third Lien (XLCA Insured),
6.00%, 1/1/29	$4,000	$4,179
Chicago O’Hare International Airport Revenue Refunding Bonds (AMT), General Second Lien (AMBAC Insured),
5.50%, 1/1/18	10,000	10,028
Chicago O’Hare International Airport Revenue Refunding Bonds, Series D (AMT), General Third Lien,
5.25%, 1/1/16	1,250	1,388
5.25%, 1/1/17	1,000	1,131
5.25%, 1/1/18	750	856
5.25%, 1/1/19	2,000	2,280
Chicago Sales TRB, Series A,
5.25%, 1/1/38	6,100	6,603
Cook County G.O. Unlimited Refunding Bonds, Series A,
5.25%, 11/15/22	10,000	11,436
Cook Kane Lake & McHenry Counties
Community College District No. 512 G.O. Unlimited Bonds, Series A, William Rainey Harper,
5.00%, 12/1/24	2,725	3,116
Illinois State Build Sales TRB,
5.00%, 6/15/19	5,000	6,042
Illinois State Educational Facilities Authority Adjustable Medium Term Revenue Bonds, Field Museum,
4.60%, Mandatory Put 11/1/15	4,250	4,652
Illinois State Educational Facilities Authority Student Housing Revenue Bonds, Educational Advancement Fund University Center Project, Prerefunded,
6.00%, 5/1/12	750	772
Illinois State Finance Authority Revenue Bonds, Series A, Art Institute Chicago,
5.25%, 3/1/40	2,500	2,671
Illinois State Municipal Electric Agency Power Supply Revenue Bonds (NATL-RE FGIC Insured),
5.00%, 2/1/25	2,000	2,117
Illinois State Municipal Electric Agency Power Supply Revenue Bonds, Series A (NATL-RE-IBC-FGIC Insured),
5.25%, 2/1/27	1,830	1,961

NORTHERN FUNDS QUARTERLY REPORT    4    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 85.1% continued
Illinois - 6.7% continued
Illinois State Sales TRB,
5.25%, 6/15/23	$9,735	$10,245
Illinois State Toll Highway Authority Senior Priority Revenue Bonds, Series A,
4.13%, 1/1/20	5,000	5,286
Illinois State Toll Highway Authority Senior Priority Revenue Bonds, Series A (AGM Insured),
5.00%, 1/1/18	10,000	11,172
Kendall Kane & Will Counties Community Unit School District No. 308 G.O. Unlimited Bonds, Series A,
5.00%, 2/1/29	11,770	12,780
4.50%, 2/1/30	1,150	1,158
Lake County Community Consolidated School District No. 46 Grayslake G.O. Unlimited Bonds (AGM Insured),
5.13%, 11/1/24	1,000	1,072
Metropolitan Pier & Exposition Authority Dedicated State Tax Revenue Refunding Bonds, Series A, McCormick Place Expansion (NATL-RE FGIC Insured),
5.50%, 6/15/29	2,000	2,280
Regional Transportation Authority Revenue Bonds, Series A (NATL-RE FGIC G.O. of Authority Insured),
6.00%, 7/1/33	10,000	12,258
Regional Transportation Authority Revenue Bonds, Series A (NATL-RE Insured),
6.00%, 7/1/32	6,095	7,450

		147,054

Indiana - 1.5%
Indiana Finance Authority Wastewater Utility Revenue Bonds, Series A, First Lien, CWA Authority,
5.25%, 10/1/31	5,750	6,365
5.25%, 10/1/38	3,500	3,786
5.00%, 10/1/41	5,000	5,264
Indiana State Municipal Power Agency Revenue Bonds, Series A, Power Supply System (AMBAC Insured),
5.00%, 1/1/24	13,060	13,977
Merrillville Multi School Building Corp. First Mortgage Revenue Bonds (State Aid Withholding),
5.25%, 7/15/26	1,000	1,090
Porter County Jail Building Corp. First Mortgage Revenue Refunding Bonds (AGM Insured),
5.50%, 7/10/21	1,000	1,173
5.50%, 1/10/24	1,135	1,330

		32,985

Iowa - 0.3%
Ankeny G.O. Unlimited Bonds, Series B, Anticipatory Project Notes,
1.50%, 6/1/13	4,250	4,264
Cedar Rapids Community School District Infrastructure Sales Revenue Bonds,
4.50%, 7/1/24	3,200	3,328

		7,592

Kansas - 0.3%
Wichita G.O. Unlimited Refunding Bonds, Series B,
3.00%, 9/1/12	3,195	3,254
Wichita Water & Sewer Utility Revenue Bonds (NATL-RE FGIC Insured), Prerefunded,
5.25%, 10/1/13	4,000	4,338

		7,592

Kentucky - 0.2%
Kentucky State Rural Water Finance Corp. Public Project Construction Revenue Notes, Series D-2011-1,
1.25%, 11/1/12	5,000	5,033

Louisiana - 0.3%
Louisiana State G.O. Unlimited Refunding Bonds, Series A,
5.00%, 11/15/18	2,000	2,468
Louisiana State Gas & Fuels TRB, Series A (AGM Insured),
5.00%, 5/1/31	5,000	5,287

		7,755

Maryland - 3.2%
Baltimore County Metropolitan District 74th Issue G.O. Unlimited Bonds,
5.00%, 2/1/19	2,900	3,643
Frederick County Public Facilities G.O. Unlimited Bonds, Series A,
5.00%, 8/1/20	2,300	2,919

TAX-EXEMPT FIXED INCOME FUNDS    5    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 85.1% continued
Maryland - 3.2% continued
Maryland State Department of Transportation Consolidated Revenue Refunding Bonds,
5.00%, 5/1/17	$10,000	$12,099
Maryland State G.O. Unlimited Bonds, First Series B,
4.50%, 3/15/24	10,000	11,306
Maryland State G.O. Unlimited Bonds, Series B,
5.00%, 8/1/19	10,000	12,656
5.00%, 8/1/21	10,000	12,336
Montgomery County G.O. Unlimited Consolidated Public Improvement Bonds, Series A,
4.00%, 8/1/21	2,105	2,462
4.00%, 7/1/28	10,000	10,509
University System of Maryland Auxilary Facility and Tuition Revenue Bonds, Series A,
4.00%, 4/1/25	1,050	1,152

		69,082

Massachusetts - 5.4%
Massachusetts Bay Transportation Authority Assessment Revenue Bonds, Series A,
5.25%, 7/1/34	500	546
Massachusetts State Development Finance Agency Revenue Bonds, Series B-1, Harvard University,
5.00%, 10/15/28	10,000	11,636
Massachusetts State G.O. Limited Bonds, Consolidated Loan, Build America Bonds,
5.31%, 1/1/30	500	592
Massachusetts State G.O. Limited Bonds, Series B, Consolidated Loan,
3.00%, 8/1/12	5,750	5,845
Massachusetts State G.O. Limited Bonds, Series D, Consolidated Loan,
4.25%, 10/1/27	21,000	22,706
Massachusetts State G.O. Limited Refunding Bonds, Series A (AMBAC Insured),
5.50%, 8/1/30	5,000	6,390
Massachusetts State G.O. Limited Refunding Bonds, Series B (AGM Insured),
5.25%, 9/1/25	500	633
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series J1, Partners Healthcare System,
5.25%, 7/1/29	5,000	5,415
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series M, TUFTS University,
5.25%, 2/15/26	1,250	1,549
Massachusetts State School Building Authority Sales TRB, Series A (AGM Insured),
5.00%, 8/15/22	10,000	11,179
5.00%, 8/15/30	10,025	10,894
Massachusetts State School Building Authority Sales TRB, Series A (AMBAC Insured),
5.00%, 8/15/37	5,000	5,291
Massachusetts State Special Obligation Revenue Bonds, Series A, Consolidated Loan (AGM Insured),
5.50%, 6/1/18	500	629
5.50%, 6/1/21	500	652
Massachusetts State Water Pollution Abatement Trust Revenue Bonds, Series 14, State Revolving Fund,
5.00%, 8/1/26	10,000	11,770
Massachusetts State Water Pollution Abatement Trust Revenue Refunding Bonds, Sub Series A, New Bedford Program (NATL-RE FGIC Insured),
4.75%, 2/1/26	1,555	1,557
Massachusetts State Water Resources Authority General Revenue Refunding Bonds, Series B (AGM Insured),
5.25%, 8/1/30	1,500	1,842
5.25%, 8/1/32	1,000	1,219
Massachusetts State Water Resources Authority General Revenue Refunding Bonds, Series B (G.O. of Authority Insured),
5.00%, 8/1/26	5,000	5,801
Massachusetts State Water Resources Authority General Revenue Refunding Bonds, Series C (G.O. of Authority Insured),
5.00%, 8/1/25	10,000	11,896

		118,042

NORTHERN FUNDS QUARTERLY REPORT    6    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 85.1% continued
Michigan - 3.4%
Caledonia Community Schools G.O. Unlimited Refunding Bonds (NATL-RE Q-SBLF Insured),
5.00%, 5/1/20	$1,140	$1,237
Michigan State Building Authority Revenue Refunding Bonds, Series II-A, Facilities Program,
5.00%, 10/15/27	10,000	10,947
Michigan State Finance Authority Revenue Notes, Series C-2, State Aid Revenue Notes (J.P. Morgan Chase Bank N.A. LOC),
2.00%, 8/20/12	41,000	41,455
Michigan State Finance Authority Revenue Refunding Bonds, State Revolving Fund Clean Water Project,
5.00%, 10/1/18	5,000	6,148
Michigan State G.O. Unlimited Refunding Bonds, Series A, Environmental Program,
1.00%, 12/1/25	5,000	3,385
Michigan State Municipal Bond Authority Revenue Bonds, Clean Water State Revolving Fund,
4.75%, 10/1/23	4,785	5,162
Michigan State Trunk Line Fund Revenue Refunding Bonds (AGM Insured),
5.25%, 11/1/16	1,150	1,365
Wayne County Airport Authority Revenue Refunding Bonds, Series A (AMT), Detroit Metropolitan Airport,
5.00%, 12/1/18	3,500	3,835

		73,534

Minnesota - 0.9%
Minneapolis-St. Paul Metropolitan Airports Commission Revenue Refunding Bonds, Senior Series B (AMT),
5.00%, 1/1/22	2,500	2,784
Minnesota State G.O. Unlimited Bonds, Series A,
5.00%, 10/1/20	5,000	6,348
Minnesota State G.O. Unlimited Bonds, Series B, State Trunk Highway,
5.00%, 10/1/19	5,000	6,313
Minnesota State G.O. Unlimited Bonds, Unrefunded Balance, Prerefunded,
5.25%, 11/1/12	470	490
Minnesota State Housing Finance Agency SFM Revenue Bonds, Series A (NATL-RE Insured),
5.35%, 7/1/17	295	307
Minnesota State Various Purpose G.O. Unlimited Refunding Bonds, Series D,
3.00%, 8/1/12	2,625	2,668

		18,910

Mississippi - 0.0%
Mississippi State Home Corp. SFM Revenue Bonds, Series C-2 (AMT) (GNMA/FNMA/FHLMC Insured),
5.40%, 6/1/38	45	47

Missouri - 0.3%
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Refunding Bonds, Series A, State Revolving Funds,
5.00%, 1/1/22	5,060	6,228

Nebraska - 0.8%
Lincoln Electric System Revenue Bonds,
5.00%, 9/1/31	5,500	6,007
Omaha Public Power District Revenue Bonds, Series B,
5.00%, 2/1/29	5,325	6,058
Omaha Public Power District Revenue Bonds, Series C,
5.00%, 2/1/27	5,000	5,794

		17,859

Nevada - 0.8%
Clark County Airport System Revenue Bonds, Series C, Sub Lien (AGM Insured),
5.00%, 7/1/26	3,520	3,784
Las Vegas Valley Water District G.O. Limited Refunding Bonds, Series C,
5.00%, 6/1/38	1,000	1,045
Nevada State G.O. Limited Bonds, Series C, Capital Improvement & Cultural Affairs,
5.00%, 6/1/21	8,000	9,260
Washoe County Highway Motor Vehicle Fuel TRB,
4.75%, 2/1/21	3,400	3,865

		17,954

TAX-EXEMPT FIXED INCOME FUNDS    7    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 85.1% continued
New Hampshire – 0.3%
New Hampshire State Health & Education Facilities Authority Revenue Bonds, Dartmouth College,
5.25%, 6/1/39	$5,000	$5,602

New Jersey - 1.9%
New Jersey State G.O. Unlimited Refunding Bonds, Series Q,
5.00%, 8/15/19	10,000	12,371
5.00%, 8/15/20	10,000	12,418
New Jersey State Health Care Facilities Financing Authority Revenue Bonds, Atlantic City Medical, Prerefunded,
6.25%, 7/1/12	445	459
New Jersey State Transportation System Trust Fund Authority Revenue Bonds, Series A,
5.75%, 6/15/20	5,000	5,942
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series B,
5.00%, 6/15/21	3,275	3,877
5.25%, 6/15/26	5,000	5,610

		40,677

New Mexico - 0.2%
New Mexico State Finance Authority Revenue Bonds, Series C,
5.00%, 6/1/23	2,770	3,411

New York - 15.6%
Long Island Power Authority Revenue Bonds, Series A,
6.25%, 4/1/33	5,000	5,832
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series A (NATL-RE-IBC Insured),
5.00%, 11/15/30	10,000	10,303
Metropolitan Transportation Authority Revenue Bonds, Series G,
5.25%, 11/15/26	5,000	5,626
New York City Municipal Water Finance Authority Revenue Bonds, Series A, Fiscal 2005,
5.00%, 6/15/39	10,000	10,669
New York City Municipal Water Finance Authority Water & Sewer System Second General Resolution Revenue Bonds, Fiscal 2,
5.00%, 6/15/44	10,000	10,763
New York City Municipal Water Finance Authority Water & Sewer System Second General Resolution Revenue Bonds, Series GG,
5.00%, 6/15/43	5,000	5,366
New York City Transitional Finance Authority Building Aid Revenue Bonds, Sub Series S-1A (State Aid Withholding),
5.00%, 7/15/26	10,000	11,412
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Series D,
5.00%, 2/1/23	5,000	6,030
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Sub Series A,
5.00%, 11/1/21	1,000	1,255
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Sub Series B,
5.00%, 11/1/21	5,000	6,144
5.00%, 2/1/22	2,000	2,462
5.00%, 2/1/27	2,685	3,095
New York City Transitional Finance Authority Future Tax Secured Revenue Refunding Bonds, Series B,
5.00%, 11/1/25	1,000	1,183
New York G.O. Unlimited Bonds, Series A-1,
5.00%, 8/1/22	10,000	12,169
New York G.O. Unlimited Bonds, Series E,
5.00%, 11/1/25	10,000	10,992
New York G.O. Unlimited Bonds, Sub Series C-1, Fiscal 2008,
5.00%, 10/1/22	10,000	11,396
New York G.O. Unlimited Bonds, Sub Series D-1,
5.00%, 10/1/18	5,000	6,099
5.00%, 10/1/29	11,385	12,805
New York State Dormitory Authority General Purpose Personal Income TRB, Series A,
5.00%, 3/15/20	10,000	12,371
New York State Dormitory Authority General Purpose Personal Income TRB, Series C,
5.00%, 3/15/41	5,000	5,398

NORTHERN FUNDS QUARTERLY REPORT    8    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX -EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 85.1% continued
New York - 15.6% continued
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series B, School Districts Financing Program (Assured Guaranty Insured State Aid Withholding),
5.25%, 10/1/23	$5,000	$5,793
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series C, Columbia University,
5.00%, 7/1/25	6,965	7,882
New York State Dormitory Authority Personal Education Income Tax Revenue Refunding Bonds, Series B (AMBAC Insured),
5.50%, 3/15/24	10,170	13,248
5.50%, 3/15/30	3,000	3,906
New York State Dormitory Authority Personal Education Income TRB, Series B,
5.75%, 3/15/36	16,000	18,341
New York State Dormitory Authority Personal Income TRB, Series E,
5.00%, 8/15/20	10,000	12,444
New York State Environmental Facilities Corp. Clean Water & Drinking Revenue Bonds, Revolving Funds Municipal Water Project,
5.00%, 6/15/36	5,000	5,456
New York State Environmental Facilities Corp. Clean Water & Drinking Revenue Bonds, Series C, Revolving Funds Municipal Water Finance,
5.00%, 6/15/25	5,000	5,582
New York State Environmental Facilities Corp. Personal Income TRB, Series A,
5.25%, 12/15/26	10,000	11,601
New York State Environmental Facilities Corp. Revenue Bonds, Series B, Revolving Funds Municipal Water Project,
5.25%, 6/15/15	1,000	1,022
New York State Local Government Assistance Corp. Revenue Refunding Bonds, Series E (AGM-CR G.O. of Corp. Insured),
5.00%, 4/1/21	5,000	6,002
New York State Local Government Assistance Corp. Revenue Refunding Bonds, Series C (NATL-RE-IBC G.O. of Corp. Insured),
5.50%, 4/1/17	4,425	5,189
New York State Thruway Authority Transportation Personal Income TRB, Series A,
5.25%, 3/15/21	5,000	5,939
5.00%, 3/15/22	10,000	12,201
5.00%, 3/15/25	10,000	11,721
5.00%, 3/15/27	10,000	11,473
New York State Urban Development Corp. Purpose Revenue Bonds, Subordinate Lien (HUD 236 G.O. of Corp. Insured),
5.50%, 7/1/16	875	878
New York State Urban Development Corp. Revenue Refunding Bonds, Series D,
5.38%, 1/1/22	1,850	2,183
Port Authority of New York & New Jersey Consolidated 106’th Revenue Bonds, Series N (AMT) (G.O. of Authority insured),
5.00%, 10/15/19	7,080	8,411
Port Authority of New York & New Jersey Consolidated 167’th Revenue Bonds (AMT) (G.O. of Authority Insured),
5.00%, 9/15/24	5,000	5,678
Sales Tax Asset Receivable Corp. Revenue Bonds, Series A (AMBAC Insured),
5.25%, 10/15/27	3,995	4,347
Sales Tax Asset Receivable Corp. Revenue Bonds, Series A (NATL-RE Insured),
5.25%, 10/15/19	5,100	5,679
5.00%, 10/15/24	2,000	2,198
Tobacco Settlement Financing Corp. Revenue Bonds, Asset-Backed Series B-1C,
5.50%, 6/1/19	2,500	2,657
Triborough Bridge & Tunnel Authority General Revenue Refunding Bonds, Series A (G.O. of Authority Insured),
5.00%, 1/1/25	10,000	11,927
Triborough Bridge & Tunnel Authority Revenue Refunding Bonds (NATL-RE Insured),
5.50%, 11/15/21	5,000	6,358

		339,486

North Carolina - 1.4%
Mecklenburg County G.O. Unlimited Refunding Bonds,
5.00%, 2/1/19	10,000	12,562

TAX-EXEMPT FIXED INCOME FUNDS    9    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 85.1% continued
North Carolina - 1.4% continued
North Carolina State Eastern Municipal Power Agency Power System Revenue Refunding Bonds, Series A, Prerefunded,
4.50%, 1/1/22	$3,215	$4,000
North Carolina State G.O. Unlimited Refunding Bonds, Series C,
5.00%, 5/1/21	5,000	6,401
North Carolina State Municipal Power Agency No. 1 Catawba Electric Revenue Refunding Bonds, Series A,
5.25%, 1/1/20	2,000	2,357
North Carolina State Public Improvement G.O. Unlimited Bonds, Series A,
5.00%, 5/1/21	5,000	6,311

		31,631

Ohio - 1.3%
Akron Pension Revenue Bonds, Series A, Community Learning Centers (NATL-RE FGIC Insured),
5.00%, 12/1/33	3,000	3,055
Monroe Local School District Improvement G.O. Unlimited Refunding Bonds (AMBAC Insured),
5.50%, 12/1/24	1,000	1,168
Ohio State Common Schools G.O. Unlimited Bonds, Series B,
5.00%, 9/15/25	10,000	11,818
Ohio State Facilities Administrative Building Authority Revenue Refunding Bonds, Series A,
5.00%, 10/1/23	4,180	4,856
Ohio State Water Development Authority PCR Bonds, Series B, Loan Fund, Unrefunded Balance,
5.00%, 6/1/23	1,000	1,092
University of Cincinnati General Receipts Revenue Bonds, Series F,
5.00%, 6/1/25	5,000	5,615

		27,604

Oregon - 3.4%
Oregon State Board of Education G.O. Unlimited Bonds, Series A,
5.00%, 8/1/23	4,480	5,436
Oregon State Department of Transportation Highway User Tax Revenue Refunding Bonds, Series C, Senior Lien,
5.00%, 11/15/20	10,000	11,787
Oregon State G.O. Limited Tax Anticipation Notes,
2.00%, 6/29/12	30,000	30,271
Oregon State G.O. Unlimited Refunding Bonds, Series N,
5.00%, 12/1/23	3,000	3,705
Portland Sewer System Revenue Bonds, Series A, Second Lien,
5.00%, 3/1/19	9,000	11,139
Washington Multnomah & Yamhill Counties School District No. 1J G.O. Unlimited Bonds, HillsBoro (NATL-RE Insured),
5.00%, 6/15/21	10,000	11,550

		73,888

Pennsylvania - 0.3%
Pennsylvania State Economic Development Financing Authority Revenue Bonds, Series A (AMT), Amtrak Project,
6.13%, 11/1/21	1,200	1,211
Pennsylvania State Housing Finance Agency SFM Revenue Bonds, Series 100A (AMT),
5.10%, 10/1/22	675	697
Pennsylvania State Turnpike Commission Revenue Refunding Bonds, Series A (AMBAC Insured),
5.00%, 12/1/19	5,075	5,825

		7,733

Puerto Rico - 0.4%
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, First Sub Series A,
6.38%, 8/1/39	5,000	5,676
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, Series C,
5.00%, 8/1/22	2,000	2,370

		8,046

Rhode Island - 0.3%
Rhode Island State & Providence Plantations G.O. Unlimited Bonds, Series A, Consolidated Capital Development Loan,
5.50%, 8/1/25	5,000	6,082

NORTHERN FUNDS QUARTERLY REPORT    10    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 85.1% continued
South Carolina - 1.9%
Piedmont Municipal Power Agency Electric Revenue Bonds, Series 04, Unrefunded Balance (BHAC-CR MBIA Insured),
5.38%, 1/1/25	$5,000	$5,990
Richland County School District No. 1 G.O. Unlimited Bonds (AGM SCSDE Insured), Prerefunded,
4.75%, 3/1/13	2,000	2,124
Richland County School District No. 1 G.O. Unlimited Bonds, Series A (SCSDE Insured),
5.00%, 3/1/20	5,000	6,255
South Carolina State Public Service Authority Revenue Bonds, Series A, Santee Cooper Project,
5.50%, 1/1/38	15,000	16,565
South Carolina State Transportation Infrastructure Bank Revenue Refunding Bonds, Series A (BHAC-CR AMBAC Insured),
5.00%, 10/1/22	10,000	11,195

		42,129

Tennessee - 0.7%
Memphis G.O. Unlimited BANS,
4.00%, 5/1/12	500	506
Metropolitan Government of Nashville & Davidson County G.O. Unlimited Refunding & Improvement Bonds, Series A,
5.00%, 7/1/24	10,275	12,245
Tennessee State Housing Development Agency Revenue Bonds, Series 1A (AMT), Home Ownership Program (G.O. of Agency Insured),
3.75%, 1/1/19	500	504
4.05%, 7/1/20	500	507
4.13%, 7/1/21	1,750	1,768

		15,530

Texas - 6.1%
Dallas Fort Worth International Airport Joint Revenue Bonds, Series A (AMT) (NATL-RE Insured),
5.50%, 11/1/20	1,000	1,053
Dallas Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
5.00%, 2/15/26	10,000	11,743
Frisco Independent School District Building G.O. Unlimited Bonds (PSF-Gtd.), Prerefunded,
6.50%, 8/15/12	1,535	1,595
Garland G.O. Limited Refunding Bonds, Series B,
5.00%, 2/15/25	3,470	3,978
Harris County G.O. Unlimited Refunding Bonds, Series A,
5.00%, 10/1/23	5,000	6,043
Houston Independent School House District G.O. Limited Bonds (PSF-Gtd.),
5.00%, 2/15/25	10,000	11,423
Houston Public Improvement G.O. Limited Refunding Bonds, Series D (AGM Insured),
5.00%, 3/1/17	1,600	1,864
Humble Independent School Building District G.O. Unlimited Bonds (PSF-Gtd.),
5.00%, 2/15/29	10,000	11,134
Leander Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
5.00%, 8/15/32	5,000	5,057
Lower Colorado River Authority Revenue Refunding & Improvement Bonds, Series A,
6.50%, 5/15/37	10,000	11,055
Lower Colorado River Authority Revenue Refunding Bonds, Prerefunded,
5.50%, 5/15/19	5	7
Lower Colorado River Authority Revenue Refunding Bonds, Unrefunded Balance,
5.50%, 5/15/33	1,995	2,184
Panhandle Regional Housing Finance Agency Revenue Bonds, Series A (Collateralized by GNMA Securities),
6.50%, 7/20/21	468	496
Sam Rayburn Municipal Power Agency Revenue Refunding Bonds,
6.00%, 10/1/16	1,000	1,028
6.00%, 10/1/21	1,250	1,276
Spring Independent School House District G.O. Unlimited Bonds (FGIC Insured),
5.00%, 8/15/25	4,680	5,081

TAX-EXEMPT FIXED INCOME FUNDS    11    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 85.1% continued
Texas - 6.1% continued
Texas State G.O. Unlimited Bonds, Series II-A, Veterans Housing Assistance Program Fund,
5.25%, 12/1/23	$3,000	$3,680
Texas State Public Finance Authority G.O. Unlimited Refunding Bonds,
5.00%, 10/1/20	17,280	21,891
Texas State TRANS, Series A,
2.50%, 8/30/12	32,150	32,645

		133,233

Utah - 1.5%
Alpine School District G.O. Unlimited Bonds, Utah School Building Guaranty Program (School Building Guaranty Insured), Prerefunded,
5.00%, 9/15/13	2,000	2,157
Jordan Valley Water Conservancy District Water Revenue Bonds, Series B,
5.00%, 10/1/35	2,500	2,716
Nebo School Building District G.O. Unlimited Bonds (School Building Guaranty Insured),
4.00%, 7/1/22	1,320	1,533
Utah State G.O. Unlimited Bonds, Series A,
3.00%, 7/1/12	13,760	13,957
5.00%, 7/1/20	10,000	12,757

		33,120

Virginia - 0.9%
Virginia State Commonwealth Transportation Board Federal Highway Revenue Bonds, Reimbursement Notes,
5.00%, 9/27/12	5,550	5,748
Virginia State G.O. Unlimited Bonds, Series A (State Aid Withholding),
3.00%, 6/1/12	2,630	2,661
Virginia State Housing Development Authority Homeownership Mortgage Revenue Bonds, Series A,
3.65%, 3/1/18	2,200	2,339
3.70%, 9/1/18	4,280	4,569
Virginia State Public School Financing Authority Special Obligation Montgomery Revenue Bonds (State Aid Withholding),
5.00%, 1/15/22	3,175	3,905

		19,222

Washington - 0.6%
King County School District No. 405 Bellevue G.O. Unlimited Bonds (AGM Insured),
4.20%, 12/1/23	5,000	5,303
Port of Seattle Revenue Refunding Bonds, Series C (AMT), Intermediate Lien,
5.00%, 2/1/18	1,000	1,144
Washington State G.O. Unlimited Refunding Bonds, Series R-2012A,
5.00%, 7/1/20	5,295	6,635

		13,082

Wisconsin - 0.7%
Wisconsin State G.O. Unlimited Bonds, Series C,
4.00%, 5/1/28	5,000	5,238
4.50%, 5/1/29	5,000	5,387
4.00%, 5/1/31	5,000	5,086

		15,711

Total Municipal Bonds (Cost $1,762,549)		1,855,512

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 13.3%
Northern Institutional Funds - Tax-Exempt Portfolio (2) (3)	289,853,094	$289,853
Total Investment Companies (Cost $289,853)		289,853

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT - TERM INVESTMENTS - 0.5%
Massachusetts State Health & Educational Facilities Authority Revenue VRDB, Series Y, Harvard University Issue,
0.02%, 1/5/12	$10,000	$10,000
Total Short-Term Investments (Cost $10,000)		10,000

Total Investments - 98.9% (Cost $2,062,402)		2,155,365

Other Assets less Liabilities - 1.1%		25,041
NET ASSETS - 100.0%		$2,180,406

(1)	Zero coupon bond reflects effective yield on the date of purchase.

NORTHERN FUNDS QUARTERLY REPORT    12    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVES TMENTS

INTERMEDIATE TAX -EXEMPT FUND continued

(2)	At March 31, 2011, the value of the Fund’s investment in the Tax-Exempt Portfolio of the Northern Institutional Funds was approximately $249,292,000 with net purchases of approximately $40,561,000 during the nine months ended December 31, 2011.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.

Percentages shown are based on Net Assets.

At December 31, 2011, the industry sectors for the Intermediate Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Financials	13.5%
General	16.4
General Obligation	27.7
School District	6.5
Transportation	9.2
Water	8.0
All other sectors less than 5%	18.7

Total	100.0%

At December 31, 2011, the credit quality distribution for the Intermediate Tax-Exempt Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	%
AAA	15.5%
AA	52.3
A	12.5
BBB	0.1
SP1+/MIG1	5.7
SP1/MIG1	0.4
Cash and Equivalents	13.5

Total	100.0%

*	Credit quality ratings are based on converting the available Moody’s, Standard & Poor’s, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Federal Tax Information:

At December 31, 2011, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$2,062,472
Gross tax appreciation of investments	$93,457
Gross tax depreciation of investments	(564)
Net tax appreciation of investments	$92,893

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Intermediate Tax-Exempt Fund’s investments, which are carried at fair value, as of December 31, 2011:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)

Municipal Bonds	$—	$1,855,512	(1)	$—	$1,855,512
Investment Companies	289,853	—		—	289,853
Short-Term Investments	—	10,000		—	10,000

Total Investments	$289,853	$1,865,512		$—	$2,155,365

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At December 31, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes/zero coupon bonds, for floating rate securities, the current reset rate or, for interest-only or principal only securities, the current effective yield.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

TAX-EXEMPT FIXED INCOME FUNDS    13    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guaranty Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BABS - Build America Bonds

BANS - Bond Anticipation Notes

BHAC - Berkshire Hathaway Assurance Corporation

COP - Certificate of Participation

CR - Custody Receipt

FGIC - Financial Guaranty Insurance Corporation

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FSA - Financial Security Assurance

GNMA - Government National Mortgage Association

G.O. - General Obligation

Gtd. - Guaranteed

HUD - Housing and Urban Development

IBC - Insured Bond Certificates

MBIA - Municipal Bonds Insurance Association

NATL-RE - National Public Finance Guarantee Corp.

PCR - Pollution Control Revenue

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

SCSDE - South Carolina School District Enhancement

SFM - Single Family Mortgage

TRB - Tax Revenue Bonds

VRDB - Variable Rate Demand Bonds

XLCA - XL Capital Assurance

NORTHERN FUNDS QUARTERLY REPORT    14    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.2%
Alaska - 0.5%
Alaska State International Airports Revenue Bonds, Series B (AMBAC Insured), Prerefunded,
5.25%, 10/1/12	$100	$104
Anchorage G.O. Unlimited Bonds, Series B (NATL-RE FGIC Insured),
4.00%, 9/1/12	350	359
Anchorage School G.O. Unlimited Bonds, Series C,
3.00%, 8/1/12	400	406
Matanuska-Susitna Boro Lease Revenue Bonds, Goose Creek Correctional Center (Assured Guaranty Insured),
5.00%, 9/1/14	4,285	4,769

		5,638

Arizona - 4.4%
Arizona State School Facilities Board Revenue Bonds, State School Improvement, Prerefunded,
5.25%, 7/1/12	1,125	1,153
Arizona State Transportation Board Excise TRB, Maricopa County Regional Area Road Fund,
5.00%, 7/1/12	300	307
5.00%, 7/1/15	5,000	5,718
Arizona State Water Infrastructure Finance Authority Water Quality Revenue Bonds, Series A,
4.00%, 10/1/14	755	826
Chandler Water & Sewer Revenue Bonds (NATL-RE FGIC Insured),
5.00%, 7/1/12	100	102
Gilbert Public Facilities Municipal Property Corp. Revenue Bonds,
4.00%, 7/1/13	1,845	1,936
4.00%, 7/1/14	1,910	2,054
Maricopa County Community College District G.O. Unlimited Bonds, Series C,
4.00%, 7/1/15	1,000	1,110
4.00%, 7/1/16	1,000	1,134
Maricopa County High School District No. 210 Phoenix G.O.Unlimited Bonds, Series C, School Improvement Project (NATL-RE Insured),
5.00%, 7/1/12	135	138
Maricopa County Unified School District No. 11 Peoria G.O. Unlimited Bonds, School Improvement Project,
5.00%, 7/1/16	4,250	4,912
Maricopa County Unified School District No. 4 Mesa G.O. Unlimited Bonds, Series B, School Improvement Project of 2005 (NATL-RE FGIC Insured),
4.00%, 7/1/12	200	204
Maricopa County Unified School District No. 4 Mesa G.O. Unlimited Bonds, Series D, School Improvement Project of 2005,
4.00%, 7/1/14	3,505	3,792
Maricopa County Unified School District No. 41 Gilbert G.O. Unlimited Refunding Bonds (AGM Insured) Prerefunded,
4.50%, 7/1/12	125	128
Maricopa County Unified School District No. 97 Deer Valley G.O. Unlimited Bonds, Series A, School Improvement Project 2008 (AGM Insured),
2.50%, 7/1/14	225	234
4.25%, 7/1/14	5,000	5,418
Mesa G.O. Limited Refunding Bonds (NATL-RE FGIC Insured),
5.25%, 7/1/12	100	103
Mesa Utility Systems Revenue Refunding Bonds (AGM-CR FGIC Insured),
5.25%, 7/1/12	530	543
Phoenix City G.O. Unlimited Bonds, Series B,
5.00%, 7/1/16	5,000	5,696
Phoenix Civic Improvement Corp. Waste Water Systems Revenue Refunding Bonds, Series B, Senior Lien (NATL-RE Insured),
5.00%, 7/1/12	115	118
Phoenix Civic Improvement Corp. Water Systems Revenue Bonds, Junior Lien (NATL-RE Insured),
5.00%, 7/1/19	8,500	9,412
Pinal County Obligation Revenue Refunding Bonds,
3.00%, 8/1/15	1,820	1,905
Salt River Project Agricultural Improvement & Power District Revenue Refunding Bonds, Series A,
5.00%, 1/1/12	150	150
Tucson Water Systems Revenue Bonds,
5.00%, 7/1/16	1,275	1,492

		48,585

TAX-EXEMPT FIXED INCOME FUNDS    1    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.2% continued
Arkansas - 0.0%
Arkansas State Federal Highway Grant Anticipation & Tax G.O. Unlimited Refunding Bonds,
4.00%, 8/1/12	$250	$256

California - 8.0%
California State Department of Water Resources Supply Revenue Bonds, Series L,
5.00%, 5/1/15	10,000	11,368
California State Economic Recovery G.O. Unlimited Bonds, Series A,
5.25%, 7/1/12	165	169
California State Health Facilities Financing Authority Revenue Bonds, Series C, Providence Health & Services,
5.00%, 10/1/14	500	552
California State Revenue Anticipation Notes, Series A1,
2.00%, 5/24/12	14,000	14,092
California State Various Purpose G.O. Unlimited Bonds,
5.00%, 3/1/12	340	343
California Statewide Communities Development Authority Revenue Bonds, Series 1A, Receivables Program,
5.00%, 6/15/13	10,000	10,593
Los Angeles County G.O. Unlimited TRANS, Series A,
2.50%, 2/29/12	5,000	5,018
Los Angeles Department of Water & Power Revenue Bonds, Series A,
5.00%, 7/1/19	5,000	6,186
Los Angeles G.O. Unlimited TRANS,
2.50%, 2/29/12	5,000	5,019
Los Angeles Unified School District G.O. Unlimited Bonds, Series I,
5.00%, 7/1/15	5,000	5,674
Los Angeles Wastewater System Revenue Refunding Bonds, Series A,
5.00%, 6/1/16	5,000	5,862
Pasadena Electric Revenue Bonds (NATL-RE Insured), Prerefunded,
5.00%, 6/1/12	500	510
San Bernardino County Transportation Authority Revenue Bonds, Series A,
5.00%, 5/1/12	5,250	5,333
San Diego County Water Authority Refunding COP, Series A (NATL-RE FGIC Insured),
5.00%, 5/1/12	250	254
San Francisco City & County Unified School District G.O. Unlimited TRANS,
2.00%, 6/29/12	8,000	8,070
Santa Barbara County Schools Financing Authority TRANS (G.O. of District),
2.00%, 6/29/12	5,000	5,042
University of California Revenue Bonds, Series P, Regents University of California,
5.00%, 5/15/13	5,085	5,412

		89,497

Colorado - 0.9%
Colorado State Department of Transportation Revenue Anticipation Notes, Series A (NATL-RE Insured),
5.50%, 6/15/12	1,250	1,280
Denver City & County Excise Taxable Revenue Refunding Bonds, Series A (Assured Guaranty Insured),
6.00%, 9/1/21	5,000	6,222
Jefferson County School District No. R-1 G.O. Unlimited Refunding Bonds (AMBAC Insured State Aid Withholding),
5.00%, 12/15/12	150	157
Jefferson County School District No. R-1 G.O. Unlimited Refunding Bonds (AGM Insured),
5.00%, 12/15/13	585	638
Regional Transportation District COP, Series A, Transit Vehicles (AMBAC Insured),
5.00%, 12/1/16	1,590	1,813
Regional Transportation District Sales TRB, Series B (AMBAC Insured), Prerefunded,
5.50%, 11/1/12	200	209

		10,319

Connecticut - 2.6%
Connecticut State Economic Recovery G.O. Unlimited Bonds, Series A,
5.00%, 1/1/13	625	655
Connecticut State Economic Recovery G.O. Unlimited Bonds, Series D,
5.00%, 1/1/14	10,000	10,893

NORTHERN FUNDS QUARTERLY REPORT    2    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.2% continued
Connecticut - 2.6% continued
Connecticut State FSA G.O. Unlimited Bonds, Series F (AGM-CR Insured), Prerefunded,
5.00%, 10/15/12	$100	$104
Connecticut State G.O Unlimited Bonds, Series D (NATL-RE Insured),
5.00%, 12/1/12	125	130
Connecticut State G.O. Unlimited Bonds, Series C,
4.50%, 11/1/12	100	104
Connecticut State G.O. Unlimited Bonds, Series C (NATL-RE FGIC Insured),
5.00%, 5/1/12	100	102
Connecticut State G.O. Unlimited Refunding Bonds, Series B,
5.00%, 5/1/17	5,520	6,635
Connecticut State General Revenue Bonds, Series A, Revolving Fund,
5.00%, 10/1/12	175	181
Connecticut State New Money G.O. Unlimited Bonds, Series D,
5.25%, 11/15/12	125	131
Connecticut State Special Tax Obligation Revenue Bonds, Series B, Transportation Infrastructure,
6.13%, 9/1/12	145	151
Connecticut State Special Tax Obligation Revenue Bonds, Series B, Transportation Infrastructure (AMBAC Insured), Prerefunded,
5.00%, 12/1/12	500	521
Connecticut State Special Tax Obligation Revenue Refunding Bonds, Series 1, 2nd Lien, Transportation Infrastructure,
5.00%, 2/1/17	2,500	2,975
Connecticut State Special Tax Obligation Revenue Refunding Bonds, Series C, Transportation Infrastructure,
5.00%, 11/1/18	5,230	6,427

		29,009

Delaware - 1.8%
Delaware State G.O. Unlimited Bonds, Series 2009C,
5.00%, 10/1/15	15,000	17,373
Delaware Transportation Authority System Senior Revenue Bonds (NATL-RE Insured),
5.00%, 7/1/12	160	164
University of Delaware Revenue Refunding Bonds, Series B,
4.00%, 11/1/14	1,250	1,369
5.00%, 11/1/15	1,000	1,158

		20,064

Florida - 7.2%
Brevard County School Board COP (AMBAC Insured), Prerefunded,
5.50%, 7/1/12	705	724
Citizens Property Insurance Corp. Coastal Revenue Notes, Senior Secured, Series A-2,
2.00%, 6/1/12	10,000	10,064
Clay County Infrastructure Sales Surtax Revenue Bonds (Assured Guaranty Insured),
5.25%, 10/1/17	4,600	5,319
Florida State Board of Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/15	5,430	6,213
Florida State Board of Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series A (NATL-RE FGIC Insured),
5.00%, 6/1/12	300	306
Florida State Board of Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series A (State Guaranteed NATL-RE Insured),
5.00%, 6/1/15	5,750	6,157
Florida State Board of Public Education G.O. Unlimited Bonds, Series A,
5.00%, 6/1/12	1,575	1,607
Florida State Board of Public Education G.O. Unlimited Bonds, Series F, Capital Outlay 2007,
3.00%, 6/1/12	180	182
Florida State Board of Public Education G.O. Unlimited Bonds, Series G (NATL-RE FGIC Insured),
5.25%, 6/1/12	1,000	1,021
Florida State Board of Public Education G.O. Unlimited Bonds, Series I (State Gtd.),
5.00%, 6/1/12	110	112
Florida State Department of Environmental Protection Preservation Revenue Bonds, Series A (AMBAC Insured),
5.00%, 7/1/12	200	205

TAX-EXEMPT FIXED INCOME FUNDS    3    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.2% continued
Florida - 7.2% continued
Florida State Department of Transportation Right of Way G.O. Unlimited Refunding Bonds, Series B,
6.38%, 7/1/14	$1,500	$1,713
Florida State Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A,
5.25%, 7/1/12	300	307
5.00%, 7/1/13	5,000	5,296
5.00%, 7/1/15	10,000	11,017
Florida State Municipal Power Agency All Requirements Revenue Bonds, Series A,
5.00%, 10/1/16	4,000	4,583
Florida State Turnpike Authority Revenue Bonds, Series A (NATL-RE FGIC Insured),
5.00%, 7/1/12	250	256
Florida State Turnpike Authority Revenue Refunding Bonds, Series A, Department of Transportation (AGM Insured),
5.00%, 7/1/12	120	123
Jacksonville Excise TRB, Series B (AMBAC Insured),
5.38%, 10/1/18	2,350	2,423
Miami-Dade County G.O. Unlimited Bonds, Series B, Building Better Communities Program,
5.00%, 7/1/15	5,000	5,636
Miami-Dade County Water & Sewer Revenue Refunding Bonds (NATL-RE Insured),
5.00%, 10/1/13	3,500	3,745
Orange County Tourist Development TRB, Senior Lien (AMBAC Insured), Prerefunded,
5.50%, 4/1/12	150	152
Palm Beach County Revenue Refunding Bonds, Public Improvement Recreational Facilties,
3.38%, 7/1/12	540	548
Palm Beach County School Board COP, Series A (AGM Insured), Prerefunded,
5.38%, 8/1/12	150	155
Palm Beach County School Board Refunding COP, Series E (AMBAC Insured),
5.38%, 8/1/15	5,000	5,676
Sarasota County Infrastructure Sales Surtax Revenue Bonds, Series A,
5.00%, 10/1/16	1,500	1,723
Sarasota County Infrastructure Sales Surtax Revenue Bonds, Series B,
5.00%, 10/1/12	1,440	1,489
5.00%, 10/1/14	2,535	2,778
Tallahassee Blueprint 2000 Intergovernmental Agency Sales TRB (NATL-RE Insured),
5.00%, 10/1/14	500	545

		80,075

Georgia - 3.8%
Bulloch County School District Sales Tax G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 5/1/12	2,845	2,891
Cobb County Water & Sewer Improvement Revenue Bonds,
4.00%, 7/1/12	250	255
Forsyth County G.O. Unlimited Bonds, Series B,
4.00%, 3/1/12	150	151
Fulton County Facilities Corp. COP, Public Purpose Project,
5.00%, 11/1/15	2,250	2,531
5.00%, 11/1/16	2,280	2,618
Fulton County Library G.O. Unlimited Bonds, Series A,
2.50%, 7/1/12	100	101
Georgia State G.O. Unlimited Bonds, Series B,
5.50%, 7/1/12	100	103
Georgia State G.O. Unlimited Bonds, Series B, Unrefunded Balance, Prerefunded,
5.00%, 5/1/12	145	147
Georgia State G.O. Unlimited Bonds, Series F,
5.00%, 11/1/14	5,000	5,628
Georgia State Road & Tollway Authority Federal Highway Grant Anticipation Revenue Bonds, Series A,
5.00%, 6/1/18	5,000	6,078
Georgia State Road & Tollway Authority Federal Highway Grant Anticipation Revenue Bonds, Series A (AGM Insured),
5.00%, 6/1/13	3,000	3,195

NORTHERN FUNDS QUARTERLY REPORT    4    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT - INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.2% continued
Georgia - 3.8% continued
Georgia State Road & Tollway Authority Governers Revenue Bonds, Unrefunded Balance (State Gtd.),
5.25%, 3/1/12	$110	$111
Gwinnett County Water & Sewerage Authority Revenue Bonds (County Gtd.), Prerefunded,
5.00%, 8/1/12	1,000	1,027
Henry County School District G.O. Unlimited Refunding Bonds (State Aid Withholding),
5.00%, 8/1/19	5,270	6,560
Metropolitan Atlanta Rapid Transit Authority Revenue Refunding Bonds, Series A, Second Indenture (AGM Insured),
5.00%, 7/1/12	450	461
Metropolitan Atlanta Rapid Transit Authority Tax Revenue Refunding Bonds, Series A, Third Indenture (NATL-RE FGIC Insured),
5.00%, 7/1/15	4,000	4,566
Municipal Electric Authority Revenue Bonds, Series B,
3.00%, 1/1/12	500	500
Municipal Electric Authority Revenue Bonds, Subseries A, Project One,
5.00%, 1/1/13	2,000	2,083
Municipal Electric Authority Revenue Bonds, Subseries D, Project One,
5.00%, 1/1/13	1,710	1,780
5.00%, 1/1/14	1,045	1,125

		41,911

Hawaii - 0.7%
Hawaii State G.O. Unlimited Bonds, Series DA (NATL-RE Insured), Prerefunded,
5.25%, 9/1/13	5,000	5,408
Hawaii State G.O. Unlimited Refunding Bonds, Series DV,
5.00%, 11/1/12	105	109
Honolulu City & County G.O. Unlimited Bonds, Series C,
3.00%, 4/1/12	250	252
Honolulu City & County G.O. Unlimited Bonds, Series F,
5.00%, 9/1/15	2,000	2,302

		8,071

Illinois - 0.9%
Du Page Cook & Will Counties Community College District No. 502, G.O. Unlimited Bonds, Series A Escrowed to Maturity,
5.00%, 6/1/12	90	92
Du Page Cook & Will Counties Community College District No. 502, G.O. Unlimited Bonds, Series A Unrefunded Balance,
5.00%, 6/1/12	910	928
Grundy & Will Counties Community Unit School District No. 1 G.O. Unlimited Bonds,
5.88%, 2/1/16	1,120	1,304
Illinois State Finance Authority Revenue Bonds, Series A, Art Institute Chicago,
5.00%, 3/1/15	4,000	4,459
Illinois State Sales TRB,
5.38%, 6/15/16	2,010	2,017
Kendall Kane & Will Counties Community Unit School District No. 308 G.O. Unlimited Bonds, Series B (FGIC Insured), Prerefunded,
5.25%, 10/1/12	1,000	1,038
Lake County Adlai E. Stevenson High School District No. 125 G.O. Limited Bonds,
4.20%, 1/1/12	500	500

		10,338

Indiana – 1.2%
Indiana State Facilities Finance Authority Revenue Refunding Bonds,
5.00%, 7/1/14	3,485	3,809
Indiana State Transportation Finance Authority Revenue Bonds, Series A (FGIC Insured), Prerefunded,
5.13%, 6/1/14	3,350	3,722
Indianapolis Local Public Improvement Bank Multipurpose Revenue Bonds, Series D,
5.25%, 1/10/15	2,430	2,597
Indianapolis-Marion County Public Library G.O. Unlimited Refunding Bonds,
3.00%, 7/1/12	270	273
Mount Vernon of Posey County Multi-School Building Corp. Revenue Bonds, First Mortgage (AMBAC Insured- State Aid Withholding),
4.00%, 1/15/13	500	519

TAX-EXEMPT FIXED INCOME FUNDS    5    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.2% continued
Indiana - 1.2% continued
Pike Township Multi-School Building Corp. Revenue Bonds, First Mortgage (State Aid Withholding),
4.00%, 1/15/14	$1,805	$1,920

		12,840

Iowa - 0.1%
Council Bluffs G.O. Unlimited Bonds, Series A (NATL-RE Insured),
4.00%, 6/1/12	300	305
Iowa State University of Science & Technology Dormitory Revenue Refunding Bonds, Series I.S.U. A,
2.00%, 7/1/12	560	565
Iowa State University Utility System Revenue Bonds, Series S.U.I. A (NATL-RE Insured),
4.00%, 11/1/12	100	103

		973

Kansas - 0.6%
Johnson County Public Building Commission Lease Purchase Revenue Bonds, Series A,
2.00%, 9/1/12	100	101
Johnson County Unified School District No. 229 G.O. Unlimited Bonds, Series A (AGM Insured),
5.00%, 10/1/12	1,000	1,036
Kansas State Development Finance Authority Revolving Water PCR Bonds,
5.00%, 11/1/12	100	104
Wichita City G.O. Unlimited Refunding Bonds, Series C,
5.00%, 9/1/18	2,230	2,745
Wichita Water and Sewer Utility Revenue Bonds (NATL-RE FGIC Insured), Prerefunded,
5.00%, 10/1/13	2,000	2,160

		6,146

Kentucky - 1.4%
Kentucky State Property & Buildings Commission Revenue Bonds, Project No. 88 (NATL-RE FGIC Insured),
5.00%, 11/1/12	1,000	1,037
Kentucky State Property & Buildings Commission Revenue Bonds, Series A, Project No. 95,
5.00%, 8/1/15	5,805	6,583
Kentucky State Property & Buildings Commission Revenue Refunding Bonds,
5.00%, 11/1/12	4,475	4,643
Kentucky State Property & Buildings Commission Revenue Refunding Bonds, Project No. 93 (Assured Guaranty Insured),
5.25%, 2/1/17	3,000	3,506
Kentucky State Turnpike Authority Economic Development Road Revenue Refunding Bonds, Series A, Revitalization Project (AMBAC Insured),
5.50%, 7/1/12	250	257

		16,026

Louisiana - 0.1%
Louisiana State G.O. Unlimited Bonds, Series A (FGIC Insured), Prerefunded,
5.00%, 4/1/12	1,000	1,012

Maine - 0.1%
Maine State G.O. Unlimited Bonds (AGM Insured),
4.00%, 6/15/12	100	102
University of Maine System Revenue Bonds (AGM Insured),
4.25%, 3/1/12	150	151
5.38%, 3/1/12	220	222
University of Maine System Revenue Bonds (NATL-RE Insured),
5.00%, 3/1/12	150	151

		626

Maryland - 3.5%
Anne Arundel County Consolidated General Improvement G.O. Limited Bonds,
5.00%, 3/1/15	380	431
5.00%, 4/1/18	2,915	3,593
Baltimore County Consolidated Public Improvement G.O. Unlimited Bonds, Series A,
5.00%, 11/1/16	5,425	6,496
Frederick County G.O. Unlimited Refunding Bonds, Series C,
4.00%, 12/1/15	6,375	7,162
Maryland State & Local Facilities Loan G.O. Unlimited Bonds, Second Series,
5.00%, 8/1/12	150	154

NORTHERN FUNDS QUARTERLY REPORT    6    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.2% continued
Maryland - 3.5% continued
Maryland State & Local Facilities Loan G.O. Unlimited Bonds, Second Series B,
5.00%, 8/1/16	$15,000	$17,826
Maryland State Department of Transportation Consolidated Revenue Bonds,
4.50%, 2/15/12	1,850	1,860
Montgomery County G.O. Unlimited Bonds, Series A, Consolidated Public Improvement,
5.00%, 5/1/12	1,000	1,016

		38,538

Massachusetts - 0.8%
Boston Water & Sewer Commission General Revenue Refunding Bonds, Senior Series B,
4.00%, 11/1/12	200	206
Burlington G.O. Limited Bonds,
5.25%, 2/1/12	200	201
Massachusetts Bay Transportation Authority Assessment Revenue Bonds, Series A,
5.00%, 7/1/12	700	717
Massachusetts School Building Authority Sales TRB, Senior Series B,
5.00%, 10/15/15	1,000	1,155
Massachusetts State Bay Transportation Authority Revenue Bonds, Series A, General Transportation Systems (G.O. of Authority State Gtd.),
5.80%, 3/1/12	100	101
Massachusetts State Department of Transportation Metropolitan Highway System Revenue Bonds, Senior Series B,
5.00%, 1/1/15	3,500	3,887
Massachusetts State Development Finance Agency Boston College Revenue Bonds, Series R-1,
5.00%, 7/1/12	330	338
Massachusetts State Development Finance Agency Boston College Revenue Bonds, Series R-2,
5.00%, 7/1/12	400	410
Massachusetts State G.O. Limited Bonds, Series B, Consolidated Loan (AGM Insured), Prerefunded,
5.50%, 3/1/12	425	429
5.50%, 3/1/12	150	151
Massachusetts State G.O. Limited Bonds, Series C, Consolidated Loan (NATL-RE FGIC Insured G.O. of Commonwealth),
5.50%, 11/1/14	425	483
Massachusetts State G.O. Limited Refunding Bonds,
5.00%, 7/1/12	110	113
Massachusetts State G.O.Unlimited Bonds, Series A, Consolidated Loan,
5.00%, 8/1/12	290	298
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series FF, Harvard University,
5.00%, 7/15/12	100	103
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series K, Massachusetts Institute of Technology (G.O. of Institution),
5.25%, 7/1/12	100	102
Massachusetts State School Building Authority Sales TRB, Series A,
4.00%, 5/15/12	425	431
Massachusetts State Special Obligation Revenue Bonds, Series A, Consolidated Loan,
5.50%, 6/1/12	100	102

		9,227

Michigan - 1.4%
Detroit Water Supply Systems Revenue Bonds, Series A, Senior Lien (NATL-RE Insured), Prerefunded,
5.25%, 7/1/13	1,000	1,073
Lake Fenton Community Schools G.O. Unlimited Bonds (Q-SBLF Insured), Prerefunded,
5.50%, 5/1/12	500	509
Michigan State Building Authority Revenue Refunding Bonds, Series II, Facilities Program (NATL-RE Insured), Prerefunded,
5.00%, 10/15/13	5,000	5,400
Michigan State Finance Authority State Aid Revenue Notes, Series C1,
2.00%, 8/20/12	7,500	7,575
Michigan State Municipal Bond Authority Revenue Bonds, State Revolving Fund, Drinking Water Project,
5.25%, 10/1/12	450	467

TAX-EXEMPT FIXED INCOME FUNDS    7    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.2% continued
Michigan - 1.4% continued
Utica Community Schools Building & Site G.O. Unlimited Refunding Bonds (Q-SBLF Insured), Prerefunded,
4.55%, 5/1/12	$100	$101

		15,125

Minnesota - 3.1%
Chaska G.O. Unlimited Refunding Bonds, Series A,
4.00%, 2/1/12	150	151
Edina Independent School District No. 273 School Building G.O. Unlimited Refunding Bonds, Series B (School District Credit Programme),
5.00%, 2/1/18	4,310	5,267
Minneapolis Health Care Systems Revenue Bonds, Series A, Allina Health Systems, Prerefunded,
5.75%, 11/15/12	420	440
Minnesota State G.O. Unlimited Bonds, Prerefunded,
5.25%, 11/1/12	100	104
Minnesota State G.O. Unlimited Bonds, Series C,
5.00%, 8/1/13	5,000	5,371
Minnesota State Public Facilities Authority Revolving Fund Revenue Bonds, Series C,
5.00%, 3/1/17	5,000	6,005
Minnesota State Public Facilities Authority Water PCR Bonds, Series A,
5.00%, 3/1/12	1,000	1,008
Minnesota State Various Purpose G.O. Unlimited Refunding Bonds, Series F,
4.00%, 8/1/15	10,000	11,161
Northern Municipal Power Agency Electric System Revenue Refunding Bonds, Series A (Assured Guaranty Insured),
5.00%, 1/1/12	2,190	2,190
5.00%, 1/1/14	2,320	2,511
Southern Minnesota State Municipal Power Agency Supply System Revenue Bonds, Series A (AMBAC Insured),
5.00%, 1/1/12	600	600
Southern Minnesota State Municipal Power Agency Supply System Revenue Bonds, Series A (NATL-RE Insured),
5.00%, 1/1/12	200	200

		35,008

Mississippi - 0.3%
De Soto County School District G.O. Unlimited Bonds, Series A (NATL-RE FGIC Insured),
4.00%, 5/1/12	200	203
Mississippi State G.O. Unlimited Bonds, Series A,
5.00%, 10/1/13	2,620	2,833

		3,036

Missouri - 0.1%
Curators of the University System Facilities Revenue Bonds, Series A,
4.25%, 11/1/12	100	103
Jackson County Reorganized School District No. 4, Blue Springs G.O. Unlimited Refunding & Improvement Bonds, Series A,
2.50%, 3/1/12	300	301
Missouri State Highways & Transit Commission Road Revenue Bonds, Second Lien,
4.25%, 5/1/12	100	101
Missouri State Highways & Transit Commission Road Revenue Bonds, Series A, Prerefunded,
5.00%, 2/1/12	365	367
5.25%, 2/1/12	150	151
St. Louis Airport Revenue Bonds, Series A, Capital Improvement Program (NATL-RE Insured), Prerefunded,
5.38%, 7/1/12	570	585

		1,608

Nebraska - 0.6%
Douglas County School District No. 17 G.O. Unlimited Refunding Bonds,
6.00%, 6/15/12	3,490	3,582
Nebraska Public Power District General Revenue Bonds, Series B,
5.00%, 1/1/14	1,730	1,877
Nebraska Public Power District General Revenue Bonds, Series B (NATL- RE Insured),
5.00%, 1/1/12	150	150
Nebraska Public Power District General Revenue Bonds, Series B (AGM Insured),
5.00%, 1/1/13	350	366

NORTHERN FUNDS QUARTERLY REPORT    8    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT - INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.2% continued
Nebraska - 0.6% continued
Omaha Sanitary & Sewer Revenue Refunding Bonds, Series A,
2.00%, 12/1/12	$250	$254

		6,229

Nevada - 1.4%
Clark County School Building District G.O. Limited Bonds, Series B (AMBAC Insured),
5.00%, 6/15/15	2,000	2,264
Clark County School Building District G.O. Limited Bonds, Series C (NATL-RE Insured),
5.00%, 6/15/12	2,350	2,400
Clark County School District G.O. Limited Bonds, Series C (AGM Insured),
5.00%, 6/15/18	2,000	2,247
Clark County School District G.O. Limited Refunding Bonds (AGM Insured),
5.50%, 6/15/12	620	635
Clark County Transportation G.O. Limited Refunding Bonds, Series A (AMBAC Insured),
5.00%, 12/1/15	3,000	3,333
Clark County Water Reclamation District G.O. Limited Bonds, Series B,
4.00%, 7/1/13	1,225	1,288
Las Vegas G.O. Limited Refunding Bonds (AMBAC Insured),
5.00%, 6/1/13	1,600	1,692
Las Vegas Valley Water District G.O. Limited Refunding Bonds, Limited Tax, Series D,
5.00%, 6/1/15	770	863
Las Vegas-Clark County Library District G.O. Limited Refunding Bonds (NATL-RE FGIC Insured),
4.25%, 2/1/12	230	231
Nevada State Capital Improvement G.O. Limited Refunding Bonds, Series A,
5.00%, 2/1/12	375	376

		15,329

New Hampshire - 0.7%
Cheshire County G.O. Unlimited Bonds (NATL-RE Insured),
4.25%, 10/1/12	800	824
Manchester School Facilities Revenue Bonds (NATL-RE Insured), Prerefunded,
5.50%, 6/1/13	1,400	1,497
New Hampshire Health & Education Facilities Authority Revenue Bonds, Series A, University Systems,
5.00%, 7/1/14	3,000	3,286
New Hampshire State Capital Improvement G.O. Unlimited Bonds, Series C,
5.00%, 5/1/12	2,500	2,540

		8,147

New Jersey - 4.2%
Dover Township General Improvement Golf Course Utility G.O. Unlimited Bonds (NATL-RE FGIC Insured),
3.00%, 3/1/12	120	121
Essex County Improvement G.O. Unlimited Bonds, Series A,
4.00%, 8/1/12	230	235
Mercer County College G.O. Unlimited Bonds,
4.00%, 6/1/12	275	279
Middlesex County Improvement Authority Revenue Bonds, Capital Equipment (County Gtd.),
4.50%, 9/15/12	100	103
Morris County G.O. Unlimited Refunding Bonds,
5.00%, 2/1/12	100	100
New Jersey Economic Development Authority Revenue Refunding Bonds, Small Project Loan Program,
5.00%, 8/15/12	275	283
New Jersey Economic Development Authority School Facilities Construction Revenue Bonds, Series F, Escrowed to Maturity,
5.00%, 6/15/12	100	102
New Jersey Economic Development Authority School Facilities Construction Revenue Bonds, Series T-3 (AGM Insured),
5.00%, Mandatory Put 9/1/14	2,500	2,716
New Jersey Economic Development Authority School Facilities Construction Revenue Refunding Bonds, Series EE,
5.00%, 9/1/18	10,000	11,848
New Jersey State Educational Facilities Authority Princeton Theological Revenue Bonds, Series A,
3.00%, 7/1/12	200	203

TAX-EXEMPT FIXED INCOME FUNDS    9    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.2% continued
New Jersey - 4.2% continued
New Jersey State G.O. Unlimited Refunding Bonds,
5.00%, 8/1/15	$3,200	$3,663
New Jersey State G.O. Unlimited Refunding Bonds, Series Q,
5.00%, 8/15/17	10,000	12,022
New Jersey State Transit Corp. COP, Series A (AMBAC Insured),
5.25%, 9/15/14	2,000	2,181
New Jersey State Transportation System Trust Fund Authority Revenue Bonds, Series D, Unrefunded Balance (AMBAC Insured),
5.00%, 6/15/18	4,000	4,426
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series A (NATL-RE Insured),
5.25%, 12/15/12	395	413
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series B,
5.00%, 6/15/19	2,250	2,659
Ocean County General Improvement G.O. Unlimited Bonds (XLCA Insured),
4.00%, 8/1/12	190	194
Union County G.O. Unlimited Bonds,
3.00%, 3/1/19	4,315	4,735
Union County G.O. Unlimited Bonds, Vocational Technology School (School Board Resource Fund Insured),
3.00%, 3/1/18	460	505
Wayne Township G.O. Unlimited Bonds (AGM Insured),
3.75%, 11/1/12	345	355

		47,143

New Mexico – 1.9%
Albuquerque City G.O. Unlimited Bonds, Series A,
3.00%, 7/1/15	1,590	1,712
Albuquerque City General Purpose G.O. Unlimited Bonds, Series A,
4.00%, 7/1/17	5,050	5,828
Los Alamos County Gross Receipts Tax Improvement Revenue Bonds,
4.00%, 6/1/13	1,000	1,051
New Mexico State Severance Tax Revenue Refunding Bonds, Series D,
5.00%, 7/1/17	10,000	12,074
Santa Fe Public School District G.O. Unlimited Bonds (AGM Insured State Aid Withholding),
4.00%, 8/1/12	100	102

		20,767

New York - 8.8%
Hempstead Town G.O. Unlimited Refunding Bonds, Series A (NATL-RE Insured),
4.50%, 8/1/12	100	103
Long Beach City School District G.O. Unlimited Bonds (State Aid Withholding),
3.00%, 5/1/18	4,015	4,376
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series A (AGM Insured),
3.90%, 11/15/12	150	155
Metropolitan Transportation Authority Revenue Bonds, Series G,
5.00%, 11/15/17	2,235	2,634
Metropolitan Transportation Authority Revenue Refunding Bonds, Series E (NATL-RE Insured),
5.50%, 11/15/12	335	350
Metropolitan Transportation Authority Revenue Refunding Bonds, Series F (NATL-RE Insured),
5.00%, 11/15/12	4,000	4,162
New York City G.O. Unlimited Bonds, Series 2008-A-1,
5.00%, 8/1/12	325	334
New York City G.O. Unlimited Bonds, Series A,
3.75%, 8/1/12	100	102
New York City G.O. Unlimited Bonds, Series C,
4.25%, 1/1/12	250	250
5.00%, 8/1/12	245	252
5.50%, 8/1/12	295	304
New York City G.O. Unlimited Bonds, Series I,
4.50%, 8/1/12	100	102
New York City G.O. Unlimited Bonds, Series M, Escrowed to Maturity,
5.00%, 4/1/12	150	152
New York City G.O. Unlimited Bonds, Series H-1,
5.00%, 3/1/16	5,000	5,777

NORTHERN FUNDS QUARTERLY REPORT    10    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT - INTERMEDIATE TAX - EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.2% continued
New York - 8.8% continued
New York City Health & Hospital Corp. Revenue Bonds, Series A, Health Systems (G.O. of Corp. Insured),
5.00%, 2/15/13	$5,000	$5,229
New York City Municipal Water Finance Authority Revenue Bonds, Series A (AMBAC Insured), Escrowed to Maturity,
5.88%, 6/15/12	100	103
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Prerefunded,
5.25%, 8/1/13	5,035	5,428
New York City Transitional Finance Authority Future TRB, Unrefunded Balance,
3.50%, 8/1/12	175	178
New York City Transitional Finance Authority Revenue Bonds, Series A, Future Tax Secured,
5.00%, 11/1/15	5,000	5,751
New York City Transitional Finance Authority Revenue Bonds, Series B, Future Tax Secured,
5.25%, 8/1/12	250	257
New York City Transitional Finance Authority Revenue Bonds, Series E, Future Tax Secured (AGM Insured),
3.63%, 2/1/12	100	100
New York City Transitional Finance Authority Revenue Bonds, Subseries A-3, Future Tax Secured,
3.00%, 8/1/12	230	234
New York City Transitional Finance Authority Revenue Bonds, Sub-Series E, Future Tax Secured,
4.00%, 11/1/12	195	201
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series B, Future Tax Secured,
5.00%, 11/1/15	8,400	9,692
New York Power Authority Power Authority Revenue Bonds, Series A,
5.00%, 11/15/12	200	208
New York State Dormitory Authority Educational Facilities Revenue Bonds, Series A (FGIC Insured), Prerefunded,
4.88%, 5/15/12	150	154
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series A, School Districts Financing Program (AGM Insured),
4.00%, 10/1/12	100	103
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series B, Cornell University,
3.00%, 7/1/12	200	203
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series C, School Districts Financing Program (Assured Guaranty Insured State Aid Withholding),
5.00%, 10/1/16	1,905	2,202
5.00%, 10/1/17	2,880	3,381
New York State Dormitory Authority Personal Education Income TRB, Series A,
5.00%, 3/15/16	1,265	1,472
New York State Dormitory Authority Personal Education Income TRB, Series D,
4.00%, 3/15/12	250	252
New York State Dormitory Authority Personal Income TRB, Series A, Economic Development & Housing,
5.00%, 12/15/12	170	178
New York State Dormitory Authority State Supported Debt Revenue Bonds, Mental Health Services Facilities Improvement (State Appropriation Insured),
5.00%, 2/15/13	5,000	5,250
New York State Dormitory Authority State Supported Debt Revenue Bonds, Series B, City University System Consolidated Fifth General Resolution,
5.00%, 7/1/14	1,370	1,505
New York State Dormitory Authority State Supported Debt Revenue Bonds, Series B, Mental Health Services Facilities Improvement (State Appropriation Insured),
5.00%, 2/15/14	2,810	3,064
New York State Dormitory Authority State Supported Debt Revenue Bonds, Series F, Mental Health Services Facilities Improvement,
3.75%, 2/15/12	250	251

TAX-EXEMPT FIXED INCOME FUNDS    11    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.2% continued
New York - 8.8% continued
New York State Dormitory Authority State Supported Debt Revenue Refunding Bonds, Series A, Consolidated Service Contract,
3.00%, 7/1/12	$475	$481
New York State Environmental Facilities Corp. Clean Water & Drinking Revolving Funds Revenue Bonds, Series A, Municipal Water Finance Authority Project,
3.25%, 6/15/12	100	101
New York State Environmental Facilities Corp. Clean Water & Drinking Revolving Funds Revenue Bonds, Series K, New York City Municipal Water Project,
5.25%, 6/15/21	6,510	6,642
New York State Environmental Facilities Corp. Clean Water & Drinking Water Revolving Funds Revenue Bonds,
5.00%, 6/15/12	100	102
New York State Environmental Facilities Corp. State Clean Water & Drinking Revolving Funds Revenue Bonds, Series A,
5.00%, 6/15/12	100	102
New York State G.O. Unlimited Bonds, Series A,
4.00%, 3/1/13	150	157
New York State Local Government Assistance Corp. Revenue Refunding Bonds, Series A, Senior Lien (G.O. of Corp. Insured),
5.00%, 4/1/12	100	101
New York State Local Government Assistance Corp. Revenue Refunding Bonds, Series A-1, Sub Lien (AGM G.O. of Corp. Insured),
5.00%, 4/1/13	165	175
New York State Thruway Authority Local Highway & Bridge Revenue Bonds,
5.50%, 4/1/12	200	203
5.00%, 4/1/15	4,500	5,084
New York State Thruway Authority Personal Income TRB, Series A,
4.00%, 3/15/12	100	101
5.00%, 3/15/12	75	76
New York State Thruway Authority Revenue Bonds, Second General, Series B (AGM Insured),
5.00%, 4/1/12	100	101
New York State Thruway Authority Revenue Bonds, Second Series B (NATL-RE FGIC Insured),
5.00%, 4/1/13	150	159
New York State Thruway Authority Revenue Bonds, Series B (AMBAC Insured) Prerefunded,
5.00%, 4/1/12	125	127
New York State Thruway Authority Revenue Refunding Bonds, Series C (NATL-RE Insured),
5.50%, 4/1/12	200	203
New York State Thruway Authority Second General Highway & Bridge Trust Fund Revenue Bonds, Series A,
5.00%, 4/1/14	1,000	1,099
New York State Thruway Authority Second General Highway & Bridge Trust Fund Revenue Bonds, Series A (NATL-RE Insured),
2.88%, 4/1/12	100	101
New York State Thruway Authority Second General Highway & Bridge Trust Fund Revenue Bonds, Series B,
5.00%, 4/1/14	3,000	3,297
New York State Thruway Authority Services Contract Revenue Refunding Bonds, Bridge Service Contract,
5.00%, 4/1/13	3,000	3,175
New York State Urban Development Corp. Personal Income TRB, Series A-1,
5.00%, 12/15/12	175	183
New York State Urban Development Corp. Personal Income TRB, Series B (NATL- RE Insured),
5.00%, 3/15/12	150	151
New York State Urban Development Corp. Personal Income TRB, Series B-1,
5.00%, 3/15/16	2,075	2,414
New York State Urban Development Corp. Personal Income TRB, Series C,
4.50%, 3/15/13	150	158
New York State Urban Development Corp. Revenue Refunding Bonds, Service Contract,
5.00%, 1/1/12	100	100
New York State Urban Development Corp. Revenue Refunding Bonds, Series D,
5.00%, 1/1/16	3,000	3,434

NORTHERN FUNDS QUARTERLY REPORT    12    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT -INTERMEDIATE TAX -EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.2% continued
New York - 8.8% continued
Orange County G.O. Unlimited Refunding Bonds, Series B,
3.38%, 7/15/12	$250	$254
Suffolk County Public Improvement G.O. Unlimited Bonds, Series A (NATL-RE Insured),
5.00%, 5/1/12	350	356
Triborough Bridge & Tunnel Authority General Revenue Refunding Bonds, Series B (G.O. of Authority Insured),
5.25%, 11/15/18	5,000	5,210

		98,296

North Carolina - 1.4%
Charlotte City G.O. Unlimited Refunding Bonds, Series 2005,
5.00%, 6/1/12	110	112
Charlotte City Water & Sewer System Revenue Bonds, Series B,
4.00%, 7/1/12	200	204
Mecklenburg County G.O. Unlimited Refunding Bonds, Series C,
5.00%, 3/1/16	10,000	11,728
Mecklenburg County Public Improvement G.O. Unlimited Bonds, Series B, Prerefunded,
4.25%, 2/1/12	355	356
North Carolina State Public Improvement G.O. Unlimited Bonds, Series A,
5.00%, 3/1/12	2,550	2,571
Wilmington City G.O. Unlimited Bonds, Series A,
3.50%, 9/1/12	100	102

		15,073

Ohio - 4.1%
Cincinnati City School District G.O. Unlimited Bonds, Classroom Facilities Constructions & Improvement (AGM Insured),
5.00%, 12/1/12	3,000	3,130
Columbus G.O. Unlimited Bonds, Series A,
5.00%, 6/1/15	2,500	2,857
Dublin City School District G.O. Unlimited Bonds, School Facilities Construction & Improvement, Prerefunded,
5.38%, 12/1/12	110	115
Lorain County Justice Center G.O. Limited Bonds (NATL-RE FGIC Insured), Prerefunded,
5.50%, 12/1/12	195	204
Montgomery County Various Purpose G.O. Limited Refunding Bonds,
1.50%, 12/1/12	2,550	2,575
Ohio State Common School G.O. Unlimited Refunding Bonds, Series A,
5.00%, 9/15/15	6,000	6,914
Ohio State Common School G.O. Unlimited Refunding Bonds, Series C,
5.00%, 9/15/14	2,500	2,798
Ohio State Higher Education G.O. Unlimited Bonds, Series B, Prerefunded,
5.25%, 11/1/12	210	219
Ohio State Higher Education G.O. Unlimited Refunding Bonds, Series C,
5.00%, 8/1/14	7,500	8,356
Ohio State Infrastructure Improvement G.O. Unlimited Bonds, Series A,
3.75%, 9/1/12	100	102
Ohio State New Infrastructure Major Project Revenue Bonds, Series 2007-1 (AGM Insured),
5.00%, 6/15/13	210	224
Ohio State University General Receipts Revenue Bonds, Series A,
5.25%, 12/1/12	175	183
Ohio State University General Receipts Revenue Bonds, Series A, Prerefunded,
5.00%, 12/1/12	2,035	2,123
Ohio State University Revenue Refunding Bonds, Series A,
5.00%, 12/1/14	5,000	5,630
Ohio State Water Development Authority Revenue Bonds, Series A, Fresh Water,
5.00%, 6/1/12	220	224
Ohio State Water Quality Development Authority PCR Refunding Bonds,
5.00%, 12/1/14	2,250	2,542
Olentangy Local School District G.O. Unlimited Bonds, Series A, School Facilities Construction & Improvement, Prerefunded,
5.25%, 12/1/12	200	209
University of Akron Receipts Revenue Bonds, Series A (AGM Insured),
5.00%, 1/1/15	2,500	2,780

TAX-EXEMPT FIXED INCOME FUNDS    13    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 98.2% continued
Ohio - 4.1% continued
University of Cincinnati Receipts Revenue Bonds, Series C (Assured Guaranty Insured),
5.00%, 6/1/13	$2,110	$2,235
5.00%, 6/1/14	1,795	1,962

		45,382

Oklahoma - 0.4%
Cleveland County Independent School Building District No. 2 Moore G.O. Unlimited Bonds, Series A,
4.00%, 3/1/12	475	478
Oklahoma Department of Transportation Revenue Bonds Grant Anticipation Notes, Series A,
5.00%, 9/1/12	100	103
Oklahoma State Municipal Power Authority Revenue Bonds, Series A,
5.00%, 1/1/15	1,575	1,753
Oklahoma State Water Resources Board Revolving Fund Revenue Bonds, Master Trust,
5.00%, 4/1/12	165	167
Tulsa County Independent School District No. 1 Combined Purpose G.O. Unlimited Bonds, Series A,
2.00%, 6/1/12	1,000	1,008
2.00%, 6/1/14	270	278
Tulsa County Independent School District No. 1 Combined Purpose G.O. Unlimited Bonds, Series B,
4.00%, 8/1/12	225	230

		4,017

Oregon - 1.6%
Oregon State Board Higher Education G.O. Unlimited Bonds, Series A,
5.00%, 8/1/17	2,380	2,880
Oregon State Department of Administrative Services COP, Series C,
5.00%, 11/1/14	2,895	3,242
Oregon State Department of Administrative Services Refunding COP, Series D,
5.00%, 11/1/14	5,670	6,348
Portland Community College District G.O. Unlimited Bonds,
3.00%, 6/15/12	100	101
Washington County Clean Water Services Sewer Revenue Bonds, Series A, Senior Lien,
4.00%, 10/1/15	2,435	2,720
Washington County School District No. 48J Beaverton G.O. Unlimited Refunding Bonds, Series A (AGM Insured),
5.00%, 6/1/12	1,800	1,836
Washington County School District No. 48J Beaverton G.O. Unlimited Refunding Bonds, Series B (AGM Insured),
5.00%, 6/1/12	225	230

		17,357

Pennsylvania - 2.9%
Delaware River Joint Toll Bridge Commission Revenue Bonds,
5.25%, 7/1/12	250	256
Lehigh County General Purpose Authority Revenue Bonds, Saint Luke’s Hospital, Prerefunded,
5.38%, 8/15/13	1,000	1,081
Pennsylvania State G.O. Unlimited Bonds, First Series (NATL-RE Insured),
5.00%, 1/1/13	220	230
Pennsylvania State G.O. Unlimited Bonds, Second Series (AGM Insured), Prerefunded,
5.50%, 5/1/12	250	254
Pennsylvania State G.O. Unlimited Bonds, Second Series A,
5.00%, 5/1/12	135	137
Pennsylvania State G.O. Unlimited Refunding Bonds, Second Series,
5.00%, 7/1/15	15,000	17,205
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Series A, University of Pennsylvania,
5.00%, 9/1/17	5,000	6,050
Pennsylvania State Turnpike Commission Registration Fee Revenue Refunding Bonds, Series A (AGM Insured),
5.00%, 7/15/12	300	308
University of Pittsburgh Commonwealth System of Higher Education Revenue Bonds, Series B, Capital Project (G.O. of University),
5.00%, 9/15/14	6,000	6,725

		32,246

NORTHERN FUNDS QUARTERLY REPORT    14    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT -INTERMEDIATE TAX -EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.2% continued
Rhode Island - 0.0%
Rhode Island Clean Water Finance Agency PCR Refunding Bonds, Subseries A,
5.00%, 10/1/14	$150	$168
Rhode Island Clean Water Finance Agency Water PCR Bonds,
5.00%, 10/1/12	100	104

		272

South Carolina - 1.9%
Greenville County School District Installment Purchase Revenue Refunding Bonds, Building Equity Sooner Tomorrow, Prerefunded,
5.50%, 12/1/12	1,140	1,206
Horry County School District G.O. Unlimited Refunding Bonds (SCSDE Insured),
5.00%, 3/1/18	5,705	6,963
South Carolina Capital Improvement G.O. Unlimited Bonds, Series A, Prerefunded,
5.25%, 1/1/12	100	101
South Carolina Capital Improvements G.O. Unlimited Bonds,
5.00%, 3/1/15	10,000	11,383
South Carolina State Economic Development G.O. Unlimited Bonds, Series A,
5.00%, 3/1/12	100	101
South Carolina State Public Service Authority Revenue Bonds, Series A, Santee Cooper,
5.00%, 1/1/12	600	600
South Carolina State Public Service Authority Revenue Refunding Bonds, Series D (AGM Insured),
5.25%, 1/1/13	220	231
South Carolina Transportation Infrastructure Bank Revenue Bonds, Series A (AMBAC Insured),
5.00%, 10/1/12	500	517

		21,102

Tennessee - 2.3%
Knox County G.O. Unlimited Refunding Bonds,
5.00%, 4/1/12	150	152
Metropolitan Government Nashville & Davidson County G.O. Unlimited Bonds, Escrowed to Maturity,
5.00%, 4/1/12	200	202
Metropolitan Government Nashville & Davidson County G.O. Unlimited Refunding Bonds, Series D,
4.00%, 7/1/12	5,000	5,096
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds, Series B, Vanderbilt University (G.O. of University),
5.25%, 10/1/15	5,000	5,816
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Refunding Bonds, Series B, Vanderbilt University (G.O. of University),
5.00%, 10/1/12	1,600	1,658
Shelby County G.O. Unlimited Refunding Bonds, Series A, Escrowed to Maturity,
5.00%, 4/1/15	995	1,133
Shelby County G.O. Unlimited Unrefunding Bonds, Series A,
5.00%, 4/1/15	4,005	4,559
Tennessee State G.O. Unlimited Bonds, Series A,
5.00%, 5/1/15	5,000	5,718
Tennessee State School Board Authority Revenue Bonds, Series B, Higher Educational Facilities 2nd Program,
4.00%, 5/1/14	1,030	1,115

		25,449

Texas - 7.8%
Bell County G.O. Limited Tax Notes, Prerefunded,
5.00%, 2/15/12	1,095	1,101
Bell County G.O. Limited Tax Notes, Unrefunded Balance, Prerefunded,
5.00%, 2/15/12	905	910
Carrollton Improvement G.O. Limited Refunding Bonds,
2.00%, 8/15/12	250	253
Cypress-Fairbanks Independent School District G.O. Unlimited Bonds, Series
2005-2 (PSF Gtd.),
3.13%, 2/15/17	7,140	7,873
Cypress-Fairbanks Independent School District G.O. Unlimited Refunding Bonds (PSF Gtd.),
3.25%, 2/15/17	7,000	7,762
Dallas City G.O. Limited Bonds,
5.00%, 2/15/12	275	277

TAX-EXEMPT FIXED INCOME FUNDS    15    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 98.2% continued
Texas - 7.8% continued
Dallas City G.O. Limited Bonds, Equipment Acquisition Contractual Obligation,
4.00%, 8/15/12	$500	$512
Dallas Independent School District G.O. Unlimited Refunding Bonds, Series B (PSF Gtd.),
5.50%, 2/15/17	10,000	12,203
Dallas Waterworks & Sewer Systems Revenue Refunding Bonds (AMBAC Insured),
5.00%, 10/1/12	250	259
Deer Park Independent School District G.O. Limited Tax Bonds (AGM Insured),
5.00%, 2/15/12	250	251
El Paso Water & Sewer Revenue Refunding Bonds (NATL-RE Insured),
4.00%, 3/1/12	100	101
Fort Worth G.O. Limited Certificates (AGM Insured), Prerefunded,
4.38%, 3/1/13	1,000	1,048
Grand Prairie Independent School District G.O. Unlimited Bonds (AGM Insured),
5.75%, 2/15/12	120	121
Harris County G.O. Limited Refunding Bonds, Series A, Permanent Improvement,
4.00%, 10/1/12	100	103
Harris County Toll Road G.O. Unlimited Refunding Bonds, Sub Lien (NATL-RE FGIC Insured),
6.00%, 8/1/12	150	155
Harris County Toll Road G.O. Unlimited Refunding Bonds, Sub Series (AGM Insured), Prerefunded,
5.25%, 8/15/12	500	516
Harris County Toll Road Revenue Refunding Bonds, Senior Lien (AGM Insured), Prerefunded,
5.38%, 8/15/12	150	155
Houston Public Improvement G.O. Limited Bonds, Series E (AMBAC Insured),
5.00%, 3/1/19	3,000	3,324
Houston Public Improvement G.O. Limited Refunding Bonds, Series A,
5.00%, 3/1/17	5,000	5,978
La Joya Independent School District Capital Appreciation G.O. Unlimited Refunding Bonds (PSF Gtd.),
1.00%, 8/1/13(1)	125	123
Lower Colorado River Authority Revenue Refunding Bonds,
5.00%, 5/15/12	145	147
5.00%, 5/15/13	500	530
Lower Colorado River Authority Revenue Refunding Bonds, Escrowed to Maturity,
5.00%, 5/15/15	5	6
Lower Colorado River Authority Revenue Refunding Bonds, Series B, Unrefunded Balance (FSA Insured),
6.00%, 5/15/12	1,075	1,080
Lower Colorado River Authority Revenue Refunding Bonds, Unrefunded Balance,
5.00%, 5/15/13	1,000	1,059
5.00%, 5/15/15	1,575	1,781
Lower Colorado River Authority Transmission Revenue Bonds (AGM Insured), Prerefunded,
5.38%, 5/15/12	1,235	1,258
Lubbock County G.O. Limited Bonds (NATL-RE FGIC Insured),
4.00%, 2/15/13	350	364
Lubbock Waterworks G.O. Limited Certificates, Series A,
2.00%, 2/15/12	825	827
Mansfield State G.O. Unlimited Refunding Bonds (AGM Insured),
5.00%, 2/15/12	150	151
Mesquite Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF Gtd.),
5.00%, 8/15/12	350	361
North Texas Tollway Authority Revenue Refunding Bonds, Series A, First Tier,
5.00%, 1/1/12	2,000	2,000
Plano Independent School District G.O. Unlimited Bonds, Series A, School Building,
5.00%, 2/15/12	1,000	1,006
San Antonio Electric & Gas Revenue Refunding Bonds, Series A,
5.50%, 2/1/12	1,510	1,517
San Antonio Electric & Gas Revenue Refunding Bonds, Unrefunded Balance,
5.25%, 2/1/13	190	200
San Antonio General Improvement G.O. Limited Refunding Bonds,
4.00%, 8/1/12	1,585	1,621

NORTHERN FUNDS QUARTERLY REPORT    16    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.2% continued
Texas - 7.8% continued
San Marcos G.O. Limited Certificates (AMBAC Insured), Prerefunded,
4.00%, 8/15/12	$250	$256
San Marcos Waterworks & Wastewater System Revenue Bonds (AGM Insured), Prerefunded,
4.45%, 8/15/12	175	178
Tarrant County G.O. Limited Tax Notes,
4.00%, 7/15/12	150	153
Texas State PFA G.O. Unlimited Refunding Bonds, Series A,
5.00%, 10/1/15	7,000	8,103
Texas State PFA G.O. Unlimited Refunding Bonds,
5.50%, 10/1/12	2,260	2,350
Texas State Transportation Commission First Tier Revenue Bonds,
5.00%, 4/1/12	125	126
Texas State Transportation TRANS, Series A,
2.50%, 8/30/12	17,500	17,770
Texas University Financing System Revenue Refunding Bonds, Series A,
5.25%, 8/15/12	500	516
Texas University Financing System Revenue Refunding Bonds, Series C,
5.00%, 8/15/12	100	103
Travis County G.O. Limited Certificates,
4.00%, 3/1/12	150	151

		86,639

Utah - 3.4%
Davis County School District G.O. Unlimited Refunding Bonds, Series C (School Board Guaranty),
5.00%, 6/1/18	7,540	9,256
Intermountain Power Agency Power Supply Revenue Refunding Bonds, Series A,
5.00%, 7/1/12	10,000	10,236
5.50%, 7/1/14	3,500	3,742
Uintah County Municipal Building Authority Lease Revenue Bonds,
4.50%, 6/1/14	650	700
Utah State G.O. Unlimited Bonds, Series C,
3.00%, 7/1/12	1,000	1,014
Utah State G.O. Unlimited Bonds, Series A,
5.00%, 7/1/15	10,160	11,681
Utah State G.O. Unlimited Refunding Bonds, Series B,
5.38%, 7/1/12	1,000	1,026

		37,655

Vermont - 0.0%
Vermont Educational & Health Buildings Financing Agency Revenue Bonds, Series A, Middlebury College Project,
5.25%, 11/1/12	225	234

Virginia - 4.7%
Arlington County G.O. Unlimited Refunding Bonds, Series D,
4.00%, 8/1/15	3,235	3,613
Fairfax County Public Improvement G.O. Unlimited Refunding Bonds, Series C (State Aid Withholding),
5.00%, 10/1/15	10,235	11,854
Henrico County Public Improvement G.O. Unlimited Bonds, Series A,
2.00%, 8/1/12	1,790	1,809
Leesburg G.O. Unlimited Refunding Bonds, Series B (NATL-RE Insured State Aid Withholding),
4.00%, 9/15/12	125	129
Loudoun County G.O. Unlimited Bonds, Series B,
5.00%, 11/1/17	10,000	12,231
Loudoun County G.O. Unlimited Bonds, Series B, Public Improvement Project (State Aid Withholding),
5.00%, 12/1/13	1,000	1,090
Virginia College Building Authority Educational Facilities Revenue Bonds, Series A, 21st Century College & Equipment,
5.00%, 2/1/17	1,750	2,087
Virginia State Public Building Authority Public Facilities Revenue Refunding Bonds, Series B,
5.00%, 8/1/12	1,355	1,393
Virginia State Public School Authority School Educational Technology Notes, Series VIII,
5.00%, 4/15/12	150	152
Virginia State Public School Authority School Financing 1997 Revenue Bonds, Series B-1 (State Aid Witholding),
5.00%, 8/1/16	1,000	1,184

TAX-EXEMPT FIXED INCOME FUNDS    17    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.2% continued
Virginia - 4.7% continued
Virginia State Public School Authority School Financing Revenue Refunding Bonds, Series C (State Aid Withholding),
5.00%, 8/1/19	$10,000	$12,488
Virginia State Resources Non Ace Authority Infrastructure Revenue Bonds, Senior Series A, Pooled Financing Program,
5.00%, 11/1/15	4,025	4,645

		52,675

Washington - 4.0%
Energy Northwest Electric Revenue Bonds, Series A, Unrefunded Balance,
5.50%, 7/1/12	200	205
Energy Northwest Electric Revenue Bonds, Series F, Columbia Generating Station (NATL-RE Insured),
5.00%, 7/1/12	125	128
Energy Northwest Electric Revenue Refunding Bonds, Series A, Project 1,
5.00%, 7/1/12	1,270	1,301
5.00%, 7/1/14	3,500	3,888
5.50%, 7/1/14	1,200	1,348
Energy Northwest Electric Revenue Refunding Bonds, Series A, Project 3,
5.00%, 7/1/15	5,000	5,724
5.00%, 7/1/18	10,000	12,248
Energy Northwest Electric Revenue Refunding Bonds, Series C, Project 3,
5.00%, 7/1/12	150	154
Energy Northwest Electric Revenue Refunding Bonds, Series D, Project 1,
5.00%, 7/1/12	5,615	5,751
Energy Northwest Electric Revenue Refunding Bonds, Series D, Columbia Generating,
5.00%, 7/1/12	1,495	1,531
Franklin County Public Utility District No. 1 Revenue Refunding Bonds (NATL-RE Insured), Prerefunded,
5.63%, 9/1/12	1,000	1,036
King County Sewer Revenue Refunding Bonds, Series B (AGM Insured), Prerefunded,
5.50%, 1/1/12	1,500	1,500
Pierce County School District No. 320 Sumner G.O. Unlimited Refunding Bonds (AGM School Board Guaranty Insured),
4.00%, 12/1/12	100	103
Port Seattle Revenue Bonds, Series A (NATL-RE Insured),
5.25%, 7/1/12	200	205
Snohomish County Public Utility District No. 1 Electric Revenue Refunding Bonds (AGM Insured),
5.00%, 12/1/17	3,000	3,412
Washington State G.O. Unlimited Refunding Bonds, Series R-2011-A,
5.00%, 1/1/18	5,200	6,321

		44,855

Wisconsin - 2.3%
Dane County G.O. Unlimited Refunding Bonds, Series E,
2.00%, 6/1/12	1,795	1,809
Milwaukee City G.O. Unlimited Promissory Notes, Series N1,
3.00%, 2/15/13	150	154
5.00%, 2/15/16	4,300	5,000
Milwaukee City G.O. Unlimited Promissory Notes, Series N1 (AMBAC Insured),
5.00%, 2/15/12	2,575	2,590
Milwaukee County G.O. Unlimited Refunding Bonds, Series A,
3.40%, 8/1/14	5,000	5,368
Racine Water Works System Mortgage Revenue Bonds (NATL-RE Insured),
4.00%, 9/1/12	100	103
Waukesha County G.O. Unlimited Promissory Notes,
1.25%, 4/1/12	3,660	3,669
Wisconsin State G.O. Unlimited Bonds, Series D,
5.00%, 5/1/15	4,625	5,276
Wisconsin State G.O. Unlimited Bonds, Series F (AGM Insured), Prerefunded,
5.50%, 5/1/12	1,000	1,018
Wisconsin State Transportation Revenue Refunding Bonds (AGM Insured),
5.25%, 7/1/12	225	231

		25,218

NORTHERN FUNDS QUARTERLY REPORT    18    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.2% continued
Wyoming - 0.3%
Campbell County Recreation Project Power Board Lease Revenue Bonds,
5.00%, 6/15/12	$3,000	$3,060

Total Municipal Bonds (Cost $1,044,752)		1,091,073

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES - 0.7%
AIM Tax-Free Cash Reserve Portfolio	95,916	$96
Northern Institutional Funds -Tax-Exempt Portfolio (2) (3)	7,724,451	7,724
Total Investment Companies (Cost $7,820)		7,820

Total Investments - 98.9% (Cost $1,052,572)		1,098,893

Other Assets less Liabilities - 1.1%		12,514

NET ASSETS - 100.0%		$1,111,407

(1)	Zero coupon bond reflects effective yield on the date of purchase.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(3)	At March 31, 2011, the value of the Fund’s investment in the Tax-Exempt Portfolio of the Northern Institutional Funds was approximately $185,149,000 with net sales of approximately $177,425,000 during the nine months ended December 31, 2011.

Percentages shown are based on Net Assets.

At December 31, 2011, the industry sectors for the Short-Intermediate Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
General	19.9%
General Obligations	34.5
Higher Education	5.1
Power	8.0
School District	13.8
Transportation	6.3
All other sectors less than 5%	12.4

Total	100.0%

At December 31, 2011, the credit quality distribution for the Short-Intermediate Tax-Exempt Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	%
AAA	23.8%
AA	57.9
A	10.3
Not Rated	0.2
Cash and Equivalents	0.7
SP1+/MIG1	6.6
SP1/MIG1	0.5

Total	100.0%

*	Credit quality ratings are based on converting the available Moody’s, Standard & Poor’s, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Federal Tax Information:

At December 31, 2011, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,052,572

Gross tax appreciation of investments	$46,730
Gross tax depreciation of investments	(409)

Net tax appreciation of investments	$46,321

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

TAX-EXEMPT FIXED INCOME FUNDS    19    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

The Inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Short-Intermediate Tax-Exempt Fund’s investments, which are carried at fair value, as of December 31, 2011:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds	$—	$1,091,073	(1)	$—	$1,091,073
Investment Companies	7,820	—		—	7,820

Total Investments	$7,820	$1,091,073		$—	$1,098,893

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At December 31, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes/zero coupon bonds, for floating rate securities, the current reset rate or, for interest-only or principal only securities, the current effective yield.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guarantee Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

COP - Certificate of Participation

FGIC - Financial Guaranty Insurance Corporation

FSA - Financial Security Assurance

G.O. - General Obligation

Gtd. - Guaranteed

NATL-RE - National Public Finance Guarantee Corp.

PCR - Pollution Control Revenue

PFA - Public Finance Authority

PSF - Permanent School Fund

Q-SBLF - Qualified - School Bond Loan Fund

SCSDE - South Corolina School District Enhancement

TRANS - Tax and Revenue Anticipation Notes

TRB - Tax Revenue Bonds

XLCA - XL Capital Assurance

NORTHERN FUNDS QUARTERLY REPORT    20    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 89.7%
Alaska - 0.3%
Alaska State General Housing Finance Corp. Revenue Bonds, Series B (NATL-RE G.O. of Corp. Insured),
5.25%, 12/1/25	$3,000	$3,136

Arizona - 2.0%
Arizona State Transportation Board Highway Revenue Bonds, Series B,
5.00%, 7/1/24	5,000	5,722
Phoenix Civic Improvement Corp. Water System Revenue Refunding Bonds, Junior Lien,
5.00%, 7/1/25	4,165	4,900
Phoenix Civic Plaza Improvement Corp. Excise TRB, Subordinated Series A (BHAC-CR FGIC Insured),
5.00%, 7/1/41	5,000	5,153
Salt River Project Agricultaral Improvement & Power Distric Electric Revenue Refuding Bonds, Series A,
5.00%, 12/1/28	5,000	5,792

		21,567

California - 10.7%
Alvord Unified School District G.O. Unlimited Refunding Bonds, Series A (AGM-CR NATL-RE Insured),
5.90%, 8/1/30	10,000	12,790
Brentwood Infrastructure Financing Authority Water Revenue Bonds,
5.75%, 7/1/38	1,500	1,637
California State Department of Veterans Affairs Home Purchase Revenue Bonds, Subseries A-3,
4.50%, 12/1/23	3,955	3,987
California State G.O. Unlimited Bonds, Series 2007, Unrefunded Balance,
5.75%, 5/1/30	130	130
California State G.O. Unlimited Refunding Bonds,
6.25%, 11/1/34	2,830	3,277
California State Health Facilities Financing Authority Revenue Refunding Bonds, Series D, Sutter Health,
5.00%, 8/15/35	10,000	10,152
California State Public Works Board Lease Revenue Bonds, Series D, Judicial Council Project,
5.25%, 12/1/26	3,000	3,206
5.00%, 12/1/28	2,000	2,071
California State Various Purpose G.O. Unlimited Bonds,
5.25%, 3/1/30	2,500	2,709
Carlsbad Unified School District Election G.O. Unlimited Convertible Bonds, Series B,
3.19%, 5/1/34(1)	2,500	1,761
East Bay Municipal Utility District Water System Revenue Refunding Bonds, Series A (NATL-RE FGIC Insured),
5.00%, 6/1/32	5,000	5,413
El Dorado Irrigation District COP, Series A (Assured Guaranty Insured),
5.75%, 8/1/39	5,000	5,163
Long Beach Harbor Revenue Refunding Bonds, Series A (AMT) (NATL-RE Insured),
5.00%, 5/15/21	1,000	1,073
Los Angeles County Sanitation Districts Financing Authority Capital Project Revenue Bonds, Series A, Partially Prerefunded (AGM Insured),
5.00%, 10/1/21	1,000	1,068
Menlo Park G.O. Unlimited Bonds,
5.25%, 8/1/27	1,000	1,033
Metropolitan Water District of Southern California State Revenue Bonds, Series A,
5.00%, 7/1/32	6,105	6,652
Modesto Irrigation District Capital Improvements COP, Series A,
5.75%, 10/1/29	7,020	7,744
Newport Mesa Unified School District Capital Appreciation G.O. Unlimited Bonds, Election 2005,
7.51%, 8/1/33(1)	10,000	3,100
10.92%, 8/1/36(1)	5,000	1,275
11.92%, 8/1/37(1)	5,000	1,168
13.33%, 8/1/38(1)	1,000	220
Sacramento County Airport System Senior Revenue Bonds,
5.00%, 7/1/28	1,280	1,371
San Francisco City & County Airports Commission Revenue Bonds, Series E,
5.25%, 5/1/32	5,000	5,358
San Joaquin County Transportation Authority Measure K Limited TRB, Series A,
5.25%, 3/1/31	5,000	5,524

TAX-EXEMPT FIXED INCOME FUNDS    1    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 89.7% continued
California - 10.7% continued
Sequoia Union High School District G.O. Unlimited Bonds, Series C-1 Election 2008,
6.00%, 7/1/43	$1,100	$1,288
Sonoma County G.O. Unlimited TRANS,
2.50%, 10/25/12	10,000	10,189
University of California General Revenue Bonds, Series Q,
5.25%, 5/15/27	2,500	2,784
Ventura County Community College District G.O. Unlimited Bonds, Series C, Election 2002,
5.50%, 8/1/33	7,000	7,739
Yosemite Community College District Capital Appreciation G.O. Unlimited Bonds, Series D, Election 2004,
14.37%, 8/1/37(1)	5,000	1,080
14.98%, 8/1/38(1)	10,000	2,029

		112,991

Colorado - 0.6%
Colorado State General Fund TRANS,
2.00%, 6/27/12	1,200	1,211
Denver City & County Airport System Revenue Bonds, Series A,
5.25%, 11/15/29	3,000	3,315
Denver City & County Special Facilities Airport Revenue Bonds, Series A (AMT), Rental Car Project (NATL-RE Insured),
6.00%, 1/1/14	2,275	2,283

		6,809

Connecticut - 0.4%
Connecticut State G.O. Unlimited Bonds, Series D,
5.00%, 11/1/23	2,500	3,067
Connecticut State Higher Education Supplemental Loan Authority Revenue Refunding Bonds, Series A (AMT), Senior Family Education Loan Program (NATL-RE Insured),
4.75%, 11/15/18	735	791

		3,858

Delaware - 0.2%
Delaware State Housing Authority Revenue Bonds, Series A (AMT) Senior SFM (AGM Insured),
5.80%, 7/1/35	2,315	2,423

District of Columbia University Revenue Bonds, Series D, Georgetown University (BHAC-CR Insured),
5.50%, 4/1/36	1,010	1,096
District of Columbia Water & Sewer Authority Public Utility Revenue Bonds, Series A,
5.50%, 10/1/39	20,000	22,045

		23,141

Florida - 5.1%
Broward County Port Facilities Revenue Refunding Bonds, Series A (AGM Insured),
5.00%, 9/1/24	5,235	5,818
5.00%, 9/1/25	1,000	1,092
Broward County Port Facilities Revenue Refunding Bonds, Series B (AMT),
5.00%, 9/1/23	2,500	2,671
Florida State Board of Education G.O. Unlimited Bonds, Unrefunded Balance,
9.13%, 6/1/14	810	877
Florida State Board of Education G.O. Unlimited Refunding Bonds, Prerefunded, Escrowed to Maturity,
9.13%, 6/1/14	325	386
Florida State Broward County G.O. Unlimited Bonds, Escrowed to Maturity,
10.00%, 7/1/14	9,535	10,826
Florida State Department of Transportation Right of Way G.O. Unlimited Bonds,
5.25%, 7/1/37	10,000	10,821
Florida State Municipal Power Agency All Requirements Revenue Bonds, Series A,
5.25%, 10/1/19	2,000	2,401
6.25%, 10/1/31	3,000	3,489
Miami-Dade County Aviation International Airport Revenue Bonds, Series A,
5.50%, 10/1/29	2,500	2,738
Orlando Utility Commission Revenue Refunding Bonds, Subseries D, Escrowed to Maturity,
6.75%, 10/1/17	6,805	8,015
Sunrise Utility System Revenue Refunding Bonds, Series A (AMBAC Insured),
5.50%, 10/1/15	4,855	5,261

		54,395

NORTHERN FUNDS QUARTERLY REPORT    2    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 89.7% continued
Georgia - 2.0%
Athens-Clarke County Unified Government Water & Sewer Revenue Bonds,
5.50%, 1/1/38	$7,500	$8,239
Georgia State G.O. Unlimited Refunding Bonds, Series J-2,
4.00%, 11/1/18	5,000	5,930
4.00%, 11/1/19	2,500	2,989
Georgia State Municipal Electric Authority Revenue Bonds, Series B, Non-Callable Certificates (FGIC-TCRS Insured),
6.38%, 1/1/16	2,300	2,631
Private Colleges & Universities Authority Student Housing Revenue Bonds, Series A, Mercer Housing Corp. Project,
6.00%, 6/1/21	900	904

		20,693

Hawaii - 3.3%
Hawaii State Airports System Revenue Bonds, Series A,
5.25%, 7/1/29	5,000	5,454
Hawaii State G.O. Unlimited Refunding Bonds, Series EA,
5.00%, 12/1/21	6,000	7,575
Honolulu City & County G.O. Unlimited Bonds, Series D,
5.25%, 9/1/34	1,000	1,108
Honolulu City & County Wastewater System Revenue Bonds, Senior Series A (NATL-RE FGIC Insured),
5.00%, 7/1/35	15,000	15,580
University of Hawaii Revenue Bonds, Series A,
5.25%, 10/1/34	5,000	5,490

		35,207

Illinois - 11.3%
Bolingbrook Capital Appreciation G.O. Unlimited Bonds, Series B, Unrefunded Balance (NATL-RE Insured),
13.34%, 1/1/33(1)	505	141
Bolingbrook G.O. Unlimited Bonds, Series B (NATL-RE FGIC Insured),
12.42%, 1/1/33(1)	2,500	715
Chicago Midway Airport Revenue Bonds, Series B (NATL-RE Insured),
5.00%, 1/1/31	2,000	2,001
Chicago O’Hare International Airport Second Lien General Revenue Refunding Bonds (AMT) (AMBAC Insured),
5.50%, 1/1/18	5,000	5,014
Chicago O’Hare International Airport Third Lien General Revenue Bonds, Series B-2 (AMT) (XLCA Insured),
6.00%, 1/1/29	11,000	11,493
Chicago Sales TRB, Series A,
5.00%, 1/1/41	7,350	7,808
Illinois State Educational Facilities Authority Revenue Bonds, Northwestern University,
5.00%, 12/1/38	5,505	5,803
Illinois State Educational Facilities Authority Student Housing Revenue Bonds, Educational Advancement Fund University Center Project, Prerefunded,
6.00%, 5/1/12	750	772
Illinois State Finance Authority Revenue Bonds, Series A, Art Institute Chicago,
6.00%, 3/1/38	4,850	5,307
5.25%, 3/1/40	2,500	2,671
Illinois State Finance Authority Revenue Bonds, Series A, DePaul University,
6.13%, 10/1/40	5,000	5,521
Illinois State Municipal Electric Agency Power Supply Revenue Bonds, Series A (NATL-RE FGIC Insured),
5.25%, 2/1/27	5,000	5,358
Illinois State Sales TRB,
5.25%, 6/15/24	5,000	5,251
Illinois State Toll Highway Authority Revenue Refunding Bonds, Series B,
5.50%, 1/1/33	10,500	11,229
Illinois State Toll Highway Authority Revenue Refunding Bonds, Series B (BHAC-CR Insured),
5.50%, 1/1/33	5,000	5,375
Metropolitan Pier & Exposition Authority Dedicated State Refunding TRB, Series B, McCormick Place (AGM Insured),
5.00%, 6/15/50	12,500	12,512
Metropolitan Pier & Exposition Authority Dedicated State Refunding TRB, Series B-2, McCormick Expansion Project,
5.00%, 6/15/50	3,000	2,985

TAX-EXEMPT FIXED INCOME FUNDS    3    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 89.7% continued
Illinois - 11.3% continued
Metropolitan Pier & Exposition Authority Dedicated State TRB, Series A, McCormick Place Expansion (NATL-RE Insured),
5.25%, 6/15/42	$5,000	$5,016
Regional Transportation Authority Revenue Bonds, Series A (AGM G.O. of Authority Insured),
5.75%, 6/1/34	2,900	3,450
Regional Transportation Authority Revenue Bonds, Series A (NATL-RE FGIC G.O. of Authority Insured),
6.00%, 7/1/33	15,000	18,386
Springfield Water Revenue Bonds,
5.50%, 3/1/32	2,300	2,518

		119,326

Indiana - 1.6%
Hamilton County Public Building Corp. First Mortgage Revenue Bonds,
7.25%, 8/1/13	4,200	4,475
Indiana Finance Authority Wastewater Utility Revenue Bonds, Series A, First Lien - CWA,
5.25%, 10/1/38	2,500	2,704
Indiana State Office Building Commission Revenue Bonds, Series B (NATL-RE Insured),
7.40%, 7/1/15	5,620	6,402
Indianapolis Gas Utility Revenue Refunding Bonds, Series B (NATL-RE FGIC Insured),
3.50%, 6/1/18	3,280	3,591

		17,172

Louisiana - 0.5%
East Baton Rouge Parish Sewer Commission Revenue Bonds, Series A,
5.25%, 2/1/39	5,000	5,408

Maryland - 1.4%
Maryland State G.O. Unlimited Bonds, Series B,
5.00%, 8/1/21	5,610	6,920
Montgomery County Housing Development Opportunities Commission Multifamily Revenue Bonds, Series A,
6.10%, 7/1/30	1,500	1,502
Prince Georges County G.O. Limited Bonds, Series A, Consolidated Public Improvement,
5.00%, 9/15/21	5,000	6,410

		14,832

Massachusetts - 5.0%
Massachusetts Bay Transportation Authority Sales TRB, Senior Series A,
5.00%, 7/1/31	3,795	4,565
Massachusetts State Development Finance Agency Revenue Bonds, Series L, Partners Healthcare,
5.00%, 7/1/41(2)	3,350	3,510
Massachusetts State G.O. Limited Bonds, Series D, Consolidated Loan,
4.25%, 10/1/27	1,000	1,081
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series A, Massachusetts Institute of Technology (G.O. of University Insured),
5.00%, 7/1/19	5,000	6,014
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series J1, Partners Healthcare,
5.25%, 7/1/29	5,000	5,415
Massachusetts State School Building Authority Sales TRB, Senior Series B,
5.00%, 10/15/41	10,000	10,871
Massachusetts State School Building Authority Sales TRB, Series A (AGM Insured),
5.00%, 8/15/30	5,000	5,433
Massachusetts State Water Pollution Abatement Trust Revenue Bonds, Series 14, State Revolving Fund,
5.00%, 8/1/27	10,000	11,672
Massachusetts State Water Pollution Abatement Trust Revenue Bonds, Subseries A, MWRA Program,
6.00%, 8/1/19	3,000	3,968

		52,529

Michigan - 2.0%
Michigan State Building Authority Revenue Refunding Bonds, Series I-A, Facilities Program,
5.50%, 10/15/45	2,565	2,804

NORTHERN FUNDS QUARTERLY REPORT    4    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 89.7% continued
Michigan - 2.0% continued
Michigan State Building Authority Revenue Refunding Bonds, Series II-A, Facilities Program,
5.38%, 10/15/36	$5,000	$5,459
Michigan State Finance Authority State Aid Revenue Notes, Series C-2,
2.00%, 8/20/12	10,000	10,111
Michigan State G.O. Unlimited Refunding Bonds, Series A, Environmental Program,
1.00%, 12/1/25	3,050	2,065
Wayne Charter County Airport Revenue Refunding Bonds, Series C (NATL-RE FGIC Insured),
5.38%, 12/1/15	1,000	1,045

		21,484

Minnesota - 0.6%
Farmington Independent School District Building No. 192 G.O. Unlimited Bonds, Series B (AGM School District Credit Program Insured),
5.00%, 2/1/26	5,000	5,410
Minnesota State Housing Finance Agency SFM Revenue Bonds, Series A (NATL-RE Insured),
5.35%, 7/1/17	280	292
Minnesota State Housing Finance Agency SFM Revenue Bonds, Series F,
5.70%, 1/1/17	380	384

		6,086

Mississippi - 1.0%
Mississippi State G.O. Unlimited Bonds, Series A, Capital Improvement Project,
5.00%, 10/1/36	10,000	11,073
Mississippi State Home Corp. SFM Revenue Bonds, Series C-2 (AMT) (GNMA/FNMA/FHLMC Insured),
5.40%, 6/1/38	35	36

		11,109

Nebraska - 1.2%
Omaha Public Power District Revenue Bonds, Series B,
5.00%, 2/1/28	5,355	6,155
Omaha Public Power District Revenue Bonds, Series C,
5.00%, 2/1/27	3,035	3,517
Omaha Public Power System District Electric Revenue Bonds, Series A,
5.50%, 2/1/39	2,500	2,736

		12,408

Nevada - 0.5%
Clark County Airport System Revenue Bonds, Series C, Sub Lien (AGM Insured),
5.00%, 7/1/26	2,000	2,150
Clark County Passenger Facility Charge Revenue Bonds, Series A-1, (AMT) Las Vegas-McCarran (AMBAC Insured),
5.00%, 7/1/26	2,820	2,895

		5,045

New Hampshire - 1.1%
New Hampshire State Health & Education Facilities Authority Revenue Bonds, Dartmouth College,
5.25%, 6/1/39	10,000	11,204

New Jersey - 1.1%
New Jersey State Health Care Facilities Financing Authority Revenue Bonds, Atlantic City Medical, Prerefunded,
6.25%, 7/1/12	445	459
New Jersey State Transportation Trust Fund Authority Capital Appreciation System Revenue Bonds, Series C (AMBAC Insured),
9.49%, 12/15/28(1)	1,000	402
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series B,
5.00%, 6/15/21	5,000	5,918
New Jersey State Turnpike Authority Growth & Income Securities Revenue Bonds, Series B (AMBAC Insured),
2.21%, 1/1/35(1)	5,000	4,426

		11,205

New Mexico - 0.3%
New Mexico State Mortgage Finance Authority SFM Revenue Bonds, Series 1-C-2 (Collateralized by GNMA/FNMA/ FHLMC Securities),
5.00%, 9/1/26	3,525	3,734

New York - 18.4%
Long Island Power Authority General Revenue Bonds, Series A,
6.00%, 5/1/33	5,000	5,708

TAX-EXEMPT FIXED INCOME FUNDS    5    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 89.7% continued
New York - 18.4% continued
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series A,
5.50%, 11/15/39	$10,000	$10,918
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series A (NATL-RE Insured),
5.00%, 11/15/21	5,000	5,708
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series A (NATL-RE-IBC Insured),
5.00%, 11/15/30	15,000	15,455
Metropolitan Transportation Authority Revenue Bonds, Series G,
5.25%, 11/15/26	5,000	5,626
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series A, Fiscal 2009,
5.75%, 6/15/40	10,000	11,408
New York City Municipal Water Finance Authority Water & Sewer System Second General Resolution Revenue Bonds, Fiscal 2012,
5.00%, 6/15/44	10,000	10,764
New York City Municipal Water Finance Authority Water & Sewer System Second General Resolution Revenue Bonds, Series GG,
5.00%, 6/15/43	3,200	3,434
New York City Transitional Finance Authority Building Aid Revenue Bonds, Subseries S-1A (State Aid Withholding),
5.00%, 7/15/26	5,000	5,706
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Series D, Fiscal 2011,
5.00%, 2/1/23	3,905	4,710
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries D-1,
5.00%, 11/1/38	10,000	10,857
New York City Transitional Finance Authority Future TRB (NATL-RE FGIC Insured), Prerefunded,
5.25%, 2/1/13	4,880	5,144
New York City Transitional Finance Authority Future TRB, Unrefunded Balance (NATL-RE FGIC Insured),
5.25%, 2/1/17	120	126
New York City Transitional Finance Authority Subordinated Future Tax Secured Revenue Bonds, Series B,
5.00%, 2/1/27	2,000	2,306
New York City Transitional Finance Authority Subordinated Future Tax Secured Revenue Bonds, Series C,
5.00%, 11/1/39	10,770	11,606
New York State Dormitory Authority Non-State Supported Debt Revenue Bonds, Series B, School Districts Financing Program (Assured Guaranty State Aid Withholding),
5.25%, 10/1/23	5,000	5,793
New York State Dormitory Authority Personal Education Income Refunding TRB, Series B (AMBAC Insured),
5.50%, 3/15/30	5,000	6,511
New York State Dormitory Authority Personal Education Income TRB, Series B,
5.75%, 3/15/36	11,980	13,733
New York State Dormitory Authority Revenue Bonds, Series A, Court Facilities Lease (AMBAC Insured),
5.50%, 5/15/28	5,000	6,022
New York State Environmental Facilities Corp. Clean Water & Drinking Revenue Bonds, Series B, Municipal Water Revolving Funds,
5.00%, 6/15/41	10,000	10,896
New York State Environmental Facilities Corp. Clean Water & Drinking Revenue Bonds, Series B, Revolving Funds Pool Financing Program,
5.50%, 4/15/35	5,000	6,489
New York State Thruway Transportation Authority Personal Income TRB, Series A,
5.25%, 3/15/21	5,000	5,939
Sales Tax Asset Receivable Corp. Revenue Bonds, Series A (AMBAC Insured),
5.00%, 10/15/32	3,500	3,766
Sales Tax Asset Receivable Corp. Revenue Bonds, Series A (NATL-RE Insured),
5.25%, 10/15/19	5,000	5,567
5.00%, 10/15/24	10,000	10,988
Tobacco Settlement Financing Corp. Asset-Backed Revenue Bonds, Series B-1C,
5.50%, 6/1/19	2,500	2,657

NORTHERN FUNDS QUARTERLY REPORT    6    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 89.7% continued
New York - 18.4% continued
Triborough Bridge & Tunnel Authority General Revenue Refunding Bonds, Series A (G.O. of Authority Insured),
5.00%, 1/1/25	$5,285	$6,303

		194,140

North Carolina - 1.1%
North Carolina State Eastern Municipal Power Agency System Revenue Bonds, Series A, Escrowed to Maturity,
6.50%, 1/1/18	2,655	3,498
North Carolina State Eastern Municipal Power Agency System Revenue Refunding Bonds, Series B (NATL-RE-IBC Insured),
6.00%, 1/1/22	6,015	7,642

		11,140

Ohio - 0.2%
Ohio State Common Schools G.O. Unlimited Bonds, Series B,
5.00%, 9/15/29	2,000	2,268

Oklahoma - 0.2%
McGee Creek Authority Water Revenue Bonds (NATL-RE Insured),
6.00%, 1/1/13	2,245	2,301

Oregon - 1.8%
Oregon State G.O. Limited TANS,
2.00%, 6/29/12	15,000	15,136
Oregon State G.O. Unlimited Refunding Bonds, Series N,
5.00%, 12/1/23	2,845	3,513

		18,649

Pennsylvania - 0.3%
Pennsylvania State First Series G.O. Unlimited Refunding Bonds,
5.00%, 7/1/19	1,350	1,684
Pennsylvania State Higher Educational Facilities Authority Student Housing Revenue Bonds, Series A, Student Association, Inc. Project,
6.75%, 9/1/32	1,475	1,484

		3,168

Puerto Rico - 0.5%
Puerto Rico Sales Tax Financing Corp. TRB, First Subordinate Series A,
6.38%, 8/1/39	5,000	5,676

South Carolina - 2.3%
Piedmont Municipal Power Agency Electric Revenue Bonds, Series 04, Unrefunded Balance (BHAC-CR MBIA Insured),
5.38%, 1/1/25	5,995	7,182
South Carolina State Public Service Authority Revenue Bonds, Series A, Santee Cooper,
5.50%, 1/1/38	15,470	17,084

		24,266

Tennessee - 0.3%
Metropolitan Government of Nashville & Davidson County Electric Revenue Refunding Bonds, Series B,
5.00%, 5/15/25	2,380	2,809

Texas - 7.9%
Dallas Independent School District G.O. Unlimited Refunding Bonds (PSF Gtd.),
5.00%, 2/15/26	4,515	5,302
Dallas Independent School District School Building G.O. Unlimited Bonds (PSF Gtd.),
6.38%, 2/15/34	5,000	6,105
Dallas-Fort Worth International Airport Joint Revenue Bonds, Series A (AMT) (NATL-RE Insured),
5.50%, 11/1/20	835	879
Frisco Independent School District School Building G.O. Unlimited Bonds, Series A (PSF Gtd.),
6.00%, 8/15/38	5,000	5,922
Frisco Independent School District School Building G.O. Unlimited Bonds, Series B (PSF Gtd.),
5.00%, 8/15/35	10,695	10,912
Grand Prairie Independent School District Capital Appreciation G.O. Unlimited Refunding Bonds,
14.33%, 8/15/29(1)	12,505	4,470
Houston Public Improvement G.O. Limited Refunding Bonds, Series A,
5.25%, 3/1/28	5,000	5,626
Leander Independent School District G.O. Unlimited Refunding Bonds (PSF Gtd.),
5.00%, 8/15/32	5,000	5,057
Lower Colorado River Authority Revenue Refunding & Improvement Bonds, Series A,
6.25%, 5/15/31	10,000	11,509

TAX-EXEMPT FIXED INCOME FUNDS    7    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 89.7% continued
Texas - 7.9% continued
Sam Rayburn Municipal Power Agency Revenue Refunding Bonds,
6.00%, 10/1/16	$1,000	$1,027
6.00%, 10/1/21	1,250	1,276
Texas State TRANS, Series A,
2.50%, 8/30/12	25,000	25,385

		83,470

Utah - 0.2%
Utah Transit Authority Sales Tax Revenue Refunding Bonds, Series C (AGM Insured),
5.25%, 6/15/29	2,000	2,487

Washington - 0.6%
Washington State G.O. Unlimited Bonds, Series B & AT-7,
6.40%, 6/1/17	5,200	6,166

Wisconsin - 1.5%
Wisconsin State G.O. Unlimited Bonds, Series C,
4.00%, 5/1/28	5,000	5,238
4.50%, 5/1/29	5,000	5,387
4.00%, 5/1/31	5,000	5,085

		15,710

Total Municipal Bonds (Cost $891,494)		948,012

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 5.9%
Northern Institutional Funds - Tax-Exempt Portfolio (3) (4)	61,812,702	$61,813

Total Investment Companies (Cost $61,813)		61,813

Total Investments - 95.6% (Cost $953,307)		1,009,825

Other Assets less Liabilities - 4.4%		46,826

NET ASSETS - 100.0%		$1,056,651

(1)	Zero coupon bond reflects effective yield on the date of purchase.
(2)	When-Issued Security.
(3)	At March 31, 2011, the value of the Fund’s investment in the Tax Exempt Portfolio of the Northern Institutional Funds was approximately $50,363,000 with net purchases of approximately $11,450,000 during the nine months ended December 31, 2011.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.

Percentages shown are based on Net Assets.

At December 31, 2011, the industry sectors for the Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Financials	6.1%
General	25.4
General Obligation	15.0
Power	6.8
School District	6.8
Transportation	6.3
Water	12.2
All other sectors less than 5%	21.4

Total	100.0%

At December 31, 2011, the credit quality distribution for the Tax-Exempt Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	%
AAA	13.2%
AA	58.0
A	14.7
BBB	1.8
Cash and Equivalents	6.2
SP1+/MIG1	6.1

Total	100.0%

*	Credit quality ratings are based on converting the available Moody’s, Standard & Poor’s, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

NORTHERN FUNDS QUARTERLY REPORT    8    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued	DECEMBER 31, 2011 (UNAUDITED)

Federal Tax Information:

At December 31, 2011, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$953,307

Gross tax appreciation of investments	$56,667
Gross tax depreciation of investments	(149)

Net tax appreciation of investments	$56,518

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Tax-Exempt Fund’s investments, which are carried at fair value, as of December 31, 2011:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds	$—	$948,012	(1)	$—	$948,012
Investment Companies	61,813	—		—	61,813

Total Investments	$61,813	$948,012		$—	$1,009,825

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At December 31, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes/zero coupon bonds, for floating rate securities, the current reset rate or, for interest-only or principal only securities, the current effective yield.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guaranty Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BHAC - Berkshire Hathaway Assurance Corporation

COP - Certificate of Participation

CR - Custodial Receipts

FGIC - Financial Guaranty Insurance Corporation

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

IBC - Insured Bond Certificates

MBIA - Municipal Bond Insurance Association

MWRA - Massachusetts Water Resources Authority

NATL-RE - National Public Finance Guarantee Corporation

PSF - Permanent School Fund

SFM - Single Family Mortgage

TCRS - Transferable Custodial Receipts

TANS - Tax Anticipatory Notes

TRANS - Tax & Revenue Anticipatory Notes

TRB - Tax Revenue Bonds

XLCA-XL - Capital Assurance

TAX-EXEMPT FIXED INCOME FUNDS    9    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND	DECEMBER 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 93.4%
Argentina - 0.4%
Arcos Dorados Holdings, Inc., Class A	284,100	$5,833

Brazil - 10.4%
Amil Participacoes S.A.	203,356	1,791
Banco Bradesco S.A. ADR	1,211,550	20,209
Banco do Brasil S.A.	260,059	3,304
Banco Santander Brasil S.A.	370,700	2,973
Banco Santander Brasil S.A. ADR	564,425	4,594
BR Malls Participacoes S.A.	316,491	3,075
BRF - Brasil Foods S.A. ADR	284,100	5,554
CCR S.A.	494,304	3,238
CETIP S.A. - Balcao Organizado de Ativos e Derivativos	671,226	9,698
Cia de Saneamento de Minas Gerais-COPASA	169,300	3,032
Cosan S.A. Industria e Comercio	64,223	930
EcoRodovias Infraestrutura e Logistica S.A.	790,800	5,914
Fibria Celulose S.A.	1,653,600	12,296
Gafisa S.A. ADR	317,015	1,458
Gerdau S.A. ADR	125,217	978
Localiza Rent a Car S.A.	766,713	10,523
MRV Engenharia e Participacoes S.A.	585,832	3,361
Natura Cosmeticos S.A.	131,552	2,557
Obrascon Huarte Lain Brasil S.A.	8,704	285
OGX Petroleo e Gas Participacoes S.A.*	506,700	3,700
PDG Realty S.A. Empreendimentos e Participacoes	857,100	2,711
Petroleo Brasileiro S.A.	107,786	1,329
Petroleo Brasileiro S.A. ADR	992,594	24,666
Petroleo Brasileiro S.A. ADR	410,040	9,632
Sao Martinho S.A.	9,635	87
Sul America S.A.	65,919	534
Tele Norte Leste Participacoes S.A. ADR	47,536	452
Tim Participacoes S.A. ADR	189,400	4,886
Tractebel Energia S.A.	502,067	8,064
Vale S.A.	67,703	1,432
Vale S.A. ADR	737,699	15,824

		169,087

Canada - 0.7%
Methanex Corp.	129,100	2,955
Pacific Rubiales Energy Corp.	449,691	8,266

		11,221

Chile - 0.4%
Banco de Chile	3,087,479	420
Banco Santander Chile ADR	46,192	3,497
Cencosud S.A.	91,019	527
Cia Cervecerias Unidas S.A.	69,710	912
Enersis S.A. ADR	23,531	415
ENTEL Chile S.A.	38,132	713
Lan Airlines S.A. ADR	24,191	562
Ripley Corp. S.A.	115,616	110

		7,156

China - 9.0%
Anhui Conch Cement Co. Ltd., Class H	1,049,250	3,090
Anta Sports Products Ltd.	2,566,529	3,034
Baidu, Inc. ADR*	62,510	7,281
Bank of China Ltd., Class H	5,962,106	2,200
China Communications Services Corp. Ltd., Class H	714,000	320
China Construction Bank Corp., Class H	29,686,794	20,753
China Dongxiang Group Co.	17,013,000	2,898
China Life Insurance Co. Ltd., Class H	918,226	2,264
China Merchants Bank Co. Ltd., Class H	3,030,500	6,146
China Petroleum & Chemical Corp., Class H	1,806,363	1,898
China Shanshui Cement Group Ltd.	1,010,600	672
China Shenhua Energy Co. Ltd., Class H	1,881,281	8,150
CNOOC Ltd.	6,578,971	11,508
CNOOC Ltd. ADR	36,813	6,430
CSR Corp. Ltd., Class H	4,179,000	2,378
Dongfeng Motor Group Co. Ltd., Class H	4,796,132	8,173
Evergrande Real Estate Group Ltd.	3,832,000	1,595
Giant Interactive Group, Inc. ADR	113,451	463
Great Wall Motor Co. Ltd., Class H	121,788	178
Guangzhou Automobile Group Co. Ltd., Class H	17,119,421	14,243
Haitian International Holdings Ltd.	160,088	138
Harbin Electric Co. Ltd., Class H	868,978	754
Huadian Power International Co., Class H*	11,304,000	2,219
Industrial & Commercial Bank of China, Class H	11,444,985	6,811
Inner Mongolia Yitai Coal Co., Class B	169,383	840
Jiangxi Copper Co. Ltd., Class H	2,178,000	4,714
Lenovo Group Ltd.	8,129,045	5,402
Lianhua Supermarket Holdings Co. Ltd., Class H	365,644	466
Mindray Medical International Ltd. ADR	72,816	1,867
Parkson Retail Group Ltd.	3,452,187	4,229

NORTHERN FUNDS QUARTERLY REPORT     1     MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 93.4% continued
China - 9.0% continued
PetroChina Co. Ltd. ADR	35,151	$4,370
PetroChina Co. Ltd., Class H	1,624,510	2,020
Renhe Commercial Holdings Co. Ltd.	5,275,242	602
Soho China Ltd.	763,327	509
Tencent Holdings Ltd.	221,300	4,456
Yangzijiang Shipbuilding Holdings Ltd.	1,203,861	842
Yanzhou Coal Mining Co. Ltd., Class H	852,640	1,811
Zhejiang Expressway Co. Ltd., Class H	869,666	565

		146,289

Colombia - 0.4%
BanColombia S.A. ADR	32,154	1,915
Ecopetrol S.A.	309,816	674
Ecopetrol S.A. ADR	82,868	3,689

		6,278

Czech Republic - 1.0%
Komercni Banka A.S.	96,067	16,194

Egypt - 0.4%
Commercial International Bank Egypt S.A.E.	2,235,026	6,931

Hong Kong - 5.2%
Beijing Enterprises Holdings Ltd.	784,000	4,694
Belle International Holdings Ltd.	3,251,000	5,680
Central China Real Estate Ltd.	1,444,883	289
Chaoda Modern Agriculture Holdings Ltd.	5,742,000	—
Cheung Kong Holdings Ltd.	11,843	140
China Mobile Ltd.	4,711,585	45,934
China Pharmaceutical Group Ltd.	1,860,349	410
China Power International Development Ltd.	9,515,400	2,228
China Resources Enterprise Ltd.	326,000	1,114
China Unicom Hong Kong Ltd.	486,942	1,029
Cosco International Holdings Ltd.	785,998	329
Galaxy Entertainment Group Ltd.*	1,468,000	2,666
GOME Electrical Appliances Holding Ltd.	3,606,912	838
Haier Electronics Group Co. Ltd.*	5,304,000	4,726
Huabao International Holdings Ltd.	5,194,862	2,657
Kingboard Laminates Holdings Ltd.	4,815,000	2,193
Pacific Basin Shipping Ltd.	8,911,600	3,565
Shenzhen International Holdings Ltd.	1,411,861	93
Shenzhen Investment Ltd.	2,640,898	471
Shougang Fushan Resources Group Ltd.	5,410,026	1,829
Skyworth Digital Holdings Ltd.	1,094,000	381
Stella International Holdings Ltd.	682,000	1,481
TCL Communication Technology Holdings Ltd.	423,116	191
Texwinca Holdings Ltd.	1,886,000	2,092
Yuexiu Real Estate Investment	418,514	185

		85,215

Hungary - 0.3%
Egis Gyogyszergyar Nyrt	2,207	160
Magyar Telekom Telecommunications PLC	1,292,400	2,755
OTP Bank PLC	158,475	2,103

		5,018

India - 5.7%
Allahabad Bank	178,997	387
Andhra Bank	302,166	454
Bajaj Holdings and Investment Ltd.	24,882	319
Balrampur Chini Mills Ltd.	387,900	246
Bank of Baroda	156,306	1,956
Canara Bank	96,092	659
Central Bank of India	460,775	570
Corporation Bank	138,918	915
Dr. Reddy’s Laboratories Ltd. ADR	165,700	4,877
GAIL India Ltd.	517,593	3,735
Gitanjali Gems Ltd.	69,698	395
Grasim Industries Ltd.	19,756	924
Gujarat Mineral Development Corp. Ltd.	95,078	289
HCL Technologies Ltd.	465,563	3,390
HDFC Bank Ltd. ADR	286,520	7,530
Housing Development Finance Corp.	284,773	3,492
IFCI Ltd.	593,086	243
Indiabulls Financial Services Ltd.	222,234	576
Indian Bank	378,871	1,316
Infosys Ltd.	2,475	129
Infosys Ltd. ADR	96,895	4,978
IRB Infrastructure Developers Ltd.	356,490	871
Mangalore Refinery & Petrochemicals Ltd.*	226,747	220
McLeod Russel India Ltd.	27,795	99
Oil & Natural Gas Corp. Ltd.	212,932	1,028
Patni Computer Systems Ltd.*	60,944	511
Power Finance Corp. Ltd.	406,063	1,053
State Bank of India GDR	48,739	3,118
Sterlite Industries India Ltd.	1,435,730	2,422
Syndicate Bank	168,910	217
Tata Chemicals Ltd.	70,928	417
Tata Consultancy Services Ltd.	1,001,852	21,825

MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 93.4% continued
India - 5.7% continued
Tata Motors Ltd. ADR	99,981	$1,690
UCO Bank	218,254	187
United Phosphorus Ltd.	215,492	513
Vijaya Bank	557,502	473
Wipro Ltd.	2,782,101	20,862

		92,886

Indonesia - 2.3%
Adaro Energy Tbk PT	17,268,605	3,368
Aneka Tambang Tbk PT	2,763,825	494
Astra Agro Lestari Tbk PT	180,172	431
Astra International Tbk PT	128,199	1,046
Bank Bukopin Tbk PT	2,917,000	186
Bank Mandiri Tbk PT	2,381,558	1,766
Bank Rakyat Indonesia Persero Tbk PT	9,470,500	7,045
Charoen Pokphand Indonesia Tbk PT	1,640,552	387
Indo Tambangraya Megah Tbk PT	196,849	839
Indofood Sukses Makmur Tbk PT	371,193	188
Japfa Comfeed Indonesia Tbk PT	667,500	281
Kalbe Farma Tbk PT	1,819,351	682
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	2,102,060	521
Sampoerna Agro PT	696,500	228
Semen Gresik Persero Tbk PT	6,369,000	8,042
Tambang Batubara Bukit Asam Tbk PT	1,075,465	2,057
United Tractors Tbk PT	3,125,000	9,060

		36,621

Israel - 0.2%
Israel Chemicals Ltd.	306,426	3,182

Malaysia - 1.3%
Axiata Group Bhd.	3,452,100	5,578
British American Tobacco Malaysia Bhd.	11,792	186
DRB-Hicom Bhd.	746,062	479
Genting Malaysia Bhd.	3,426,322	4,142
Hong Leong Financial Group Bhd.	171,140	628
KLCC Property Holdings Bhd.	152,322	151
Kulim Malaysia Bhd.	155,300	207
Lafarge Malayan Cement Bhd.	173,248	383
Malayan Banking Bhd.	460,601	1,245
Malaysia Building Society	285,036	169
Media Prima Bhd.	118,050	97
Multi-Purpose Holdings Bhd.	324,018	273
Parkson Holdings Bhd.	144,429	257
Petronas Chemicals Group Bhd.	2,263,500	4,418
Petronas Dagangan Bhd.	83,016	466
RHB Capital Bhd.	226,343	533
Telekom Malaysia Bhd.	711,082	1,113
Tenaga Nasional Bhd.	520,581	967
Tradewinds Malaysia Bhd.	32,838	104
UMW Holdings Bhd.	79,828	176

		21,572

Mexico - 6.6%
Alfa S.A.B. de C.V., Class A	111,457	1,214
America Movil S.A.B. de C.V., Series L ADR	1,485,954	33,583
America Movil S.A.B. de C.V., Series L	1,894,643	2,148
Arca Continental S.A.B. de C.V.	1,890,472	8,050
Corporacion GEO S.A.B. de C.V., Series B*	1,574,972	1,959
Desarrolladora Homex S.A.B. de C.V. ADR*	127,863	2,157
Fomento Economico Mexicano S.A.B. de C.V. ADR	102,582	7,151
Genomma Lab Internacional S.A.B. de C.V., Class B*	1,600,600	3,093
Gruma S.A.B de C.V., Class B*	173,178	325
Grupo Bimbo S.A.B. de C.V., Series A	3,026,000	6,174
Grupo Financiero Banorte S.A.B. de C.V., Class O	2,546,539	7,723
Grupo Mexico S.A.B. de C.V., Series B	2,343,297	6,124
Grupo Televisa S.A.B. ADR	1,146,983	24,155
Industrias C.H. S.A.B. de C.V., Series B*	991,544	3,335

		107,191

Norway - 0.0%
STX OSV Holdings Ltd.	231,000	206

Panama - 0.5%
Copa Holdings S.A., Class A	132,600	7,780

Peru - 0.5%
BBVA Banco Continental S.A.*	155,767	318
Credicorp Ltd.	63,800	6,984
Intergroup Financial Services Corp.	10,617	275
Sociedad Minera Cerro Verde SAA*	6,592	237

		7,814

Philippines - 0.4%
Metropolitan Bank & Trust	4,326,437	6,731
Universal Robina Corp.	127,639	140

		6,871

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 93.4% continued
Poland - 0.6%
Bank Pekao S.A.	95,833	$3,903
Cyfrowy Polsat S.A.*	770,346	3,006
KGHM Polska Miedz S.A.	29,758	947
Polski Koncern Naftowy Orlen S.A.*	91,781	900
Polskie Gornictwo Naftowe i Gazownictwo S.A.	252,664	298

		9,054

Portugal - 0.1%
Jeronimo Martins SGPS S.A.*	97,281	1,607

Qatar - 0.2%
Industries Qatar QSC	78,475	2,870

Russia - 4.4%
Federal Grid Co. Unified Energy System JSC	157,231,440	1,372
Gazprom OAO ADR	1,542,591	16,403
Lukoil OAO ADR	228,038	12,049
Magnit OJSC GDR (Registered)	281,833	5,958
Magnitogorsk Iron & Steel Works GDR (Registered)	261,762	1,271
MMC Norilsk Nickel OJSC ADR	63,474	970
Mobile Telesystems OJSC ADR	208,914	3,067
NovaTek OAO GDR (Registered)	40,630	5,071
Novolipetsk Steel OJSC GDR (Registered)	167,515	3,284
Rosneft Oil Co. GDR (Registered)	656,501	4,322
Sberbank of Russia	5,685,526	13,922
Sberbank of Russia ADR*	39,876	396
Sberbank of Russia ADR*	109,450	1,077
Severstal OAO GDR (Registered)	49,838	567
Surgutneftegas OJSC ADR	80,037	625
Tatneft ADR	7,246	214
TMK OAO GDR (Registered)	140,252	1,258

		71,826

Singapore - 0.5%
China Yuchai International Ltd.	40,290	556
ComfortDelGro Corp. Ltd.	328,000	357
Golden Agri-Resources Ltd.	11,270,000	6,195
Singapore Airlines Ltd.	61,163	478

		7,586

South Africa - 8.4%
ABSA Group Ltd.	225,810	3,932
Adcock Ingram Holdings Ltd.	47,129	360
African Bank Investments Ltd.	480,021	2,033
Aspen Pharmacare Holdings Ltd.*	292,519	3,496
Aveng Ltd.	372,300	1,518
Barloworld Ltd.	1,775,697	16,492
Bidvest Group Ltd.	143,869	2,749
Clicks Group Ltd.	1,169,600	6,678
DataTec Ltd.	55,597	281
Emira Property Fund	112,907	166
Exxaro Resources Ltd.	300,276	6,219
FirstRand Ltd.	3,590,399	9,189
Fountainhead Property Trust	398,909	339
Gold Fields Ltd.	95,561	1,464
Imperial Holdings Ltd.	334,406	5,100
Investec Ltd.	172,730	940
Kumba Iron Ore Ltd.	16,503	1,017
Liberty Holdings Ltd.	54,580	536
Life Healthcare Group Holdings Ltd.	239,235	611
Massmart Holdings Ltd.	429,568	8,965
MTN Group Ltd.	248,570	4,409
Murray & Roberts Holdings Ltd.*	512,700	1,623
Naspers Ltd., Class N	198,532	8,645
Reunert Ltd.	56,054	436
RMB Holdings Ltd.	172,857	583
Sanlam Ltd.	330,757	1,180
Sasol Ltd.	116,431	5,546
Standard Bank Group Ltd.	1,064,421	12,977
Truworths International Ltd.	3,149,730	28,723

		136,207

South Korea - 15.2%
BS Financial Group, Inc.*	689,449	6,622
CJ CheilJedang Corp.*	3,491	878
Daelim Industrial Co. Ltd.*	11,871	927
Daesang Corp.*	35,597	498
Daishin Securities Co. Ltd.	26,707	246
Daou Technology, Inc.*	32,041	287
Dongbu Insurance Co. Ltd.	97,863	4,543
Dongkuk Steel Mill Co. Ltd.*	32,846	586
E-Mart Co. Ltd.*	41,453	10,045
Grand Korea Leisure Co. Ltd.	131,710	2,083
GS Holdings*	85,947	3,802
Halla Climate Control Corp.*	55,432	1,051
Hana Financial Group, Inc.	149,249	4,596
Hankook Tire Co. Ltd.*	470,461	18,431
Honam Petrochemical Corp.*	4,510	1,179
Hyundai Department Store Co. Ltd.*	5,271	747

MULTI-MANAGER FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 93.4% continued
South Korea - 15.2% continued
Hyundai Hysco Co. Ltd.*	3,908	$119
Hyundai Mipo Dockyard*	28,525	2,785
Hyundai Motor Co.*	110,856	20,527
Industrial Bank of Korea*	320,830	3,488
KB Financial Group, Inc. ADR*	244,900	7,675
Kia Motors Corp.*	15,806	916
Kolon Industries, Inc.*	8,466	466
KP Chemical Corp.*	8,023	99
KT Corp.*	15,453	479
KT&G Corp.*	19,244	1,360
LG Chem Ltd.*	18,223	5,033
LG Electronics, Inc.*	55,775	3,590
LG Household & Health Care Ltd.*	14,774	6,255
Neowiz Games Corp.*	20,011	751
NHN Corp.*	75,313	13,797
NongShim Co. Ltd.*	1,085	219
POSCO ADR	42,600	3,497
Samsung Electronics Co. Ltd.	83,960	77,119
Samsung Engineering Co. Ltd.*	24,577	4,306
Samsung Heavy Industries Co. Ltd.*	216,410	5,266
Shinhan Financial Group Co. Ltd.*	611,498	21,137
Shinsegae Co. Ltd.*	8,134	1,730
SK Chemicals Co. Ltd.*	7,972	444
SK Holdings Co. Ltd.*	8,731	919
SK Innovation Co. Ltd.*	4,841	600
SK Telecom Co. Ltd.	27,625	3,393
Taekwang Industrial Co. Ltd.*	88	95
Woongjin Coway Co. Ltd.*	140,842	4,482

		247,068

Sweden - 0.2%
Oriflame Cosmetics S.A. SDR	120,050	3,778

Taiwan - 9.3%
Advanced Semiconductor Engineering, Inc. ADR	152,930	664
Advanced Semiconductor Engineering, Inc.	2,533,000	2,162
Asustek Computer, Inc.	163,923	1,166
Catcher Technology Co. Ltd.	331,000	1,535
Chicony Electronics Co. Ltd.	211,945	347
Chinatrust Financial Holding Co. Ltd.	576,974	360
Chunghwa Telecom Co. Ltd.	270,693	894
Compal Electronics, Inc.	2,341,000	2,330
Coretronic Corp.	719,443	486
Delta Electronics, Inc.	493,413	1,173
E Ink Holdings, Inc.	467,050	608
Eternal Chemical Co. Ltd.	155,486	121
Farglory Land Development Co. Ltd.	397,870	623
Fubon Financial Holding Co. Ltd.	1,084,267	1,148
Highwealth Construction Corp.	214,206	307
Hon Hai Precision Industry Co. Ltd.	9,961,654	27,223
Hon Hai Precision Industry Co. Ltd., GDR (Registered)	115,775	635
HTC Corp.	39,752	651
Inventec Corp.	1,012,287	371
King Yuan Electronics Co. Ltd.	872,000	290
Largan Precision Co. Ltd.	142,000	2,652
LITE-ON IT Corp.	209,049	172
Lite-On Technology Corp.	994,491	1,120
Novatek Microelectronics Corp.	140,034	350
Pegatron Corp.*	822,247	893
Phison Electronics Corp.	163,930	986
Pou Chen Corp.	1,246,147	1,022
President Chain Store Corp.	3,858,190	21,012
Radiant Opto-Electronics Corp.	365,584	1,044
Silitech Technology Corp.	156,441	354
Soft-World International Corp.	253,654	449
Synnex Technology International Corp.	1,987,577	4,793
Taiwan Cement Corp.	9,215,330	10,679
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,490,381	19,241
Taiwan Semiconductor Manufacturing Co. Ltd.	11,521,367	28,812
Teco Electric and Machinery Co. Ltd.	1,636,497	964
Transcend Information, Inc.	119,477	312
TSRC Corp.	142,867	350
U-Ming Marine Transport Corp.	310,476	460
Unimicron Technology Corp.	2,781,836	3,269
Uni-President Enterprises Corp.	931,125	1,359
United Microelectronics Corp.	2,697,492	1,129
Vanguard International Semiconductor Corp.	315,528	110
Wistron Corp.	1,116,957	1,412
Yageo Corp.	18,787,563	4,858

		150,896

Thailand - 2.4%
Bangkok Bank PCL (Registered)	695,042	3,610
Bangkok Bank PCL NVDR	772,256	3,755
Banpu PCL (Registered)	170,279	2,945
Banpu PCL NVDR	326,700	5,650
Kasikornbank PCL (Registered)	935,261	3,688

NORTHERN FUNDS QUARTERLY REPORT    5    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 93.4% continued
Thailand - 2.4% continued
Kasikornbank PCL NVDR	1,554,400	$6,007
Kiatnakin Bank PCL (Registered)	205,800	235
Krung Thai Bank PCL (Registered)	912,634	431
Land and Houses PCL (Registered)	683,300	133
Land and Houses PCL NVDR	29,490,021	5,745
PTT Global Chemical PCL (Registered)*	129,072	250
PTT PCL NVDR	577,700	5,822
Siam Makro PCL (Registered)	19,600	148
Thai Beverage PCL	501,694	95
Total Access Communication PCL NVDR	371,050	817

		39,331

Turkey - 2.6%
Anadolu Efes Biracilik Ve Malt Sanayii A.S.	134,312	1,617
Asya Katilim Bankasi A.S.*	1,634,100	1,369
Aygaz A.S.	19,593	91
Ford Otomotiv Sanayi A.S.	368,336	2,972
Haci Omer Sabanci Holding A.S.	1,030,612	2,937
Koza Altin Isletmeleri A.S.	407,200	5,397
Tofas Turk Otomobil Fabrikasi A.S.	252,710	789
Tupras Turkiye Petrol Rafinerileri A.S.	812,737	17,150
Turkiye Garanti Bankasi A.S.	1,075,337	3,342
Turkiye Sinai Kalkinma Bankasi A.S.	4,075,985	3,936
Turkiye Sise ve Cam Fabrikalari A.S.	649,160	975
Turkiye Vakiflar Bankasi Tao, Class D	1,380,475	1,782
Ulker Biskuvi Sanayi A.S.*	93,633	267

		42,624

United Arab Emirates - 0.0%
Aldar Properties PJSC*	2,484,175	623

United Kingdom - 1.6%
Anglo American PLC	479,237	17,527
BHP Billiton PLC	139,509	4,038
SABMiller PLC	101,040	3,535

		25,100

United States - 2.2%
Central European Media Enterprises Ltd., Class A*	371,176	2,420
Cognizant Technology Solutions Corp., Class A*	108,900	7,003
First Cash Financial Services, Inc.*	85,200	2,990
Tenaris S.A. ADR	633,744	23,563

		35,976

Total Common Stocks (1) (Cost $1,544,635)		1,517,891

PREFERRED STOCKS - 4.2%
Brazil - 4.2%
Banco Bradesco S.A.	34,106	562
Banco do Estado do Rio Grande do Sul	92,206	989
Bradespar S.A.	34,550	587
Cia de Bebidas das Americas ADR	350,499	12,650
Eletropaulo Metropolitana Eletricidade de Sao Paulo S.A.	43,944	860
Itau Unibanco Holding S.A.	55,279	1,007
Itau Unibanco Holding S.A. ADR	1,695,225	31,463
Klabin S.A.	298,849	1,282
Marcopolo S.A.	1,283,300	4,878
Metalurgica Gerdau S.A.	104,084	999
Petroleo Brasileiro S.A.	546,356	6,295
TAM S.A.	17,897	343
Usinas Siderurgicas de Minas Gerais S.A., Class A	790,600	4,302
Vale S.A., Class A	151,038	3,062

		69,279

Total Preferred Stocks (1) (Cost $66,820)		69,279

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS - 0.9%
Taiwan - 0.8%
Catcher Technology Co. Ltd., Exp. 1/20/15*	81,800	$378
Chinatrust Financial Holding Co. Ltd., Exp. 3/9/16, $ 0.01*	10,059,324	6,247
Hon Hai Precision Industry Co. Ltd., Exp. 1/17/17*	1,709,000	4,667
Largan Precision Co. Ltd., Exp. 7/8/13*	29,000	542
TPK Holding Co. Ltd., Exp. 1/17/17*	119,100	1,548

		13,382

MULTI-MANAGER FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS - 0.9% continued
United Kingdom - 0.1%
Huaku Development Co. Ltd., Exp. 1/6/21*	419,335	$851

Total Warrants (1) (Cost $17,241)		14,233

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES - 2.2%
Northern Institutional Funds -
Diversified Assets Portfolio (2) (3)	35,498,828	$35,499
Total Investment Companies (Cost $35,499)		35,499

Total Investments - 100.7% (Cost $1,664,195)		1,636,902

Liabilities less Other Assets - (0.7)%		(11,171)

NET ASSETS - 100.0%		$1,625,731

(1)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	At March 31, 2011, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $67,513,000 with net sales of approximately $32,014,000 during the nine months ended December 31, 2011.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

Federal Tax Information:

At December 31, 2011, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,682,284

Gross tax appreciation of investments	$172,382
Gross tax depreciation of investments	(217,764)

Net tax depreciation of investments	$(45,382)

At December 31, 2011, the industry sectors for the Multi-Manager Emerging Markets Equity Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	13.0%
Consumer Staples	8.1
Energy	13.1
Financials	22.4
Health Care	1.1
Industrials	6.3
Information Technology	18.1
Materials	9.5
Telecommunication Services	7.0
Utilities	1.4
Total	100.0%

At December 31, 2011, the Multi-Manager Emerging Markets Equity Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	26.8%
Korean Won	14.7
Hong Kong Dollar	13.1
South African Rand	10.1
Taiwan Dollar	8.1
Brazilian Real	6.6
All other currencies less than 5%	20.6

Total	100.0%

At December 31, 2011, the Multi-Manager Emerging Markets Equity Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000S)
Czech Koruna	1,652	United States Dollar	83	1/3/12	$(1)
Hong Kong Dollar	20,302	United States Dollar	2,612	1/3/12	(2)
Mexican Peso	6,405	United States Dollar	458	1/3/12	—
Polish Zloty	622	United States Dollar	183	1/3/12	3
South African Rand	708	United States Dollar	87	1/3/12	(1)
Turkish Lira	658	United States Dollar	343	1/3/12	(4)
Hong Kong Dollar	4,037	United States Dollar	520	1/4/12	—
Singapore Dollar	168	United States Dollar	129	1/4/12	(1)
Thai Baht	5,169	United States Dollar	163	1/4/12	(1)

NORTHERN FUNDS QUARTERLY REPORT    7    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND continued

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000S)
South African Rand	9,048	United States Dollar	1,105	1/6/12	$(13)

Total					$(20)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2011 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Multi-Manager Emerging Markets Equity Fund’s investments and other financial instruments, which are carried at fair value, as of December 31, 2011:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Consumer Discretionary	$45,854	$162,000	$—	$207,854
Consumer Staples	32,266	85,068		117,334
Energy	86,319	116,861	—	203,180
Financials	83,835	233,565	—	317,400
Health Care	11,628	5,720	—	17,348
Industrials	30,072	65,999	—	96,071
Information Technology	39,630	242,535	—	282,165
Materials	46,678	96,167	—	142,845
Telecommunication Services	44,849	66,721	—	111,570
Utilities	11,511	10,613	—	22,124
Preferred Stocks
Consumer Staples	12,649	—	—	12,649
Energy	6,295	—	—	6,295
Financials	34,022	—	—	34,022
Industrials	5,220	—	—	5,220
Materials	10,233	—	—	10,233
Utilities	860	—	—	860
Warrants
Financials	6,247	851	—	7,098
Information Technology	7,135	—	—	7,135
Investment Companies	35,499	—	—	35,499

Total Investments	$550,802	$1,086,100	$—	$1,636,902

OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign
Currency Exchange
Contracts	$—	$3	$—	$3
Liabilities
Forward Foreign
Currency Exchange
Contracts	—	(23)	—	(23)

Total Other Financial Investments	$—	$(20)	$—	$(20)

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At December 31, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

MULTI-MANAGER FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/11 (000S)	REALIZED GAINS (000S)	REALIZED LOSSES (000S)	CHANGE IN UNREALIZED APPRECIATION (000S)	CHANGE IN UNREALIZED DEPRECIATION (000S)	PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S)	TRANSFERS OUT OF LEVEL 3 (000S)	BALANCE AS OF 12/31/11 (000S)
Common Stock Industrials	$5,518	$—	$(276)	$140	$—	$—	$(5,382)	$—	$—	$—

NORTHERN FUNDS QUARTERLY REPORT    9    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL REAL ESTATE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0%
Australia - 7.4%
BGP Holdings PLC - (Fractional Shares)*	3,277,404	$—
Centro Retail Australia*	1,178,633	2,066
Commonwealth Property Office Fund	1,468,736	1,433
Dexus Property Group	5,120,204	4,346
Goodman Group	3,861,942	2,247
GPT Group	2,133,266	6,690
Investa Office Fund	2,008,800	1,231
Mirvac Group	2,795,705	3,371
Stockland	3,186,407	10,378
Westfield Group	1,592,537	12,721
Westfield Retail Trust	2,558,242	6,505

		50,988

Austria - 0.2%
Atrium European Real Estate Ltd.	230,302	1,048

Brazil - 0.9%
Aliansce Shopping Centers S.A.	148,090	1,131
BR Malls Participacoes S.A.	173,641	1,687
BR Properties S.A.	271,230	2,690
Sonae Sierra Brasil S.A.	35,600	458

		5,966

Canada - 3.4%
Boardwalk Real Estate Investment Trust	111,500	5,520
Calloway Real Estate Investment Trust	55,600	1,461
Canadian Real Estate Investment Trust	12,000	417
Cominar Real Estate Investment Trust	29,900	646
Dundee Real Estate	15,648	502
Dundee Real Estate Investment Trust	31,122	998
H&R Real Estate Investment Trust	36,100	824
Primaris Retail Real Estate Investment Trust	142,369	2,880
RioCan Real Estate Investment Trust	384,857	9,983

		23,231

China - 0.6%
Country Garden Holdings Co. Ltd.	5,930,000	2,217
Longfor Properties Co. Ltd.	1,340,000	1,519
Soho China Ltd.	910,000	607

		4,343

France - 4.1%
ICADE	73,990	5,813
Klepierre	48,708	1,384
Mercialys S.A.	30,299	976
Societe Immobiliere de Location pour I’Industrie et le Commerce	6,220	603
Unibail-Rodamco S.E.	108,558	19,430

		28,206

Germany - 0.7%
Deutsche Wohnen A.G. (Bearer)	252,417	3,354
GSW Immobilien A.G.*	43,710	1,265

		4,619

Hong Kong - 13.9%
Cheung Kong Holdings Ltd.	104,100	1,233
China Overseas Land & Investment Ltd.	7,027,440	11,782
China Resources Land Ltd.	1,741,000	2,806
Great Eagle Holdings Ltd.	142,900	280
Hang Lung Properties Ltd.	2,819,696	8,016
Henderson Land Development Co. Ltd.	303,000	1,500
Hongkong Land Holdings Ltd.	3,077,670	13,933
Hysan Development Co. Ltd.	2,256,770	7,392
Kerry Properties Ltd.	1,986,100	6,565
Lifestyle International Holdings Ltd.	3,444,400	7,585
Link REIT (The)	883,300	3,254
Shangri-La Asia Ltd.	2,758,333	4,755
Sino Land Co. Ltd.	2,526,773	3,595
Sun Hung Kai Properties Ltd.	1,503,885	18,769
Swire Pacific Ltd., Class A	180,500	2,173
Wharf Holdings Ltd.	426,090	1,922

		95,560

Japan - 7.4%
Advance Residence Investment Corp.	707	1,365
Aeon Mall Co. Ltd.	295,000	6,252
Daiwa House Industry Co. Ltd.	490,000	5,839
Frontier Real Estate Investment Corp.	119	965
Japan Real Estate Investment Corp.	194	1,512
Japan Retail Fund Investment Corp.	694	1,028
Kenedix Realty Investment Corp.	196	570
Mitsubishi Estate Co. Ltd.	878,680	13,110
Mitsui Fudosan Co. Ltd.	1,068,596	15,552
Nippon Accommodations Fund, Inc.	84	565
Nippon Building Fund, Inc.	345	2,823
Nomura Real Estate Holdings, Inc.	66,000	981
Tokyo Tatemono Co. Ltd.*	45,000	136
United Urban Investment Corp.	576	653

		51,351

Netherlands - 0.2%
Corio N.V.	14,090	610

MULTI-MANAGER FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0% continued
Netherlands - 0.2% continued
Eurocommercial Properties N.V. - CVA	28,500	$902

		1,512

Norway - 0.1%
Norwegian Property ASA	448,806	552

Philippines - 0.3%
SM Prime Holdings, Inc.	7,081,134	2,148

Singapore - 4.0%
Ascendas Real Estate Investment Trust	318,000	449
CapitaCommercial Trust	3,476,558	2,823
CapitaLand Ltd.	3,672,200	6,239
CapitaMall Trust	3,195,100	4,181
City Developments Ltd.	770,000	5,271
Global Logistic Properties Ltd.*	4,510,100	6,089
Keppel Land Ltd.	1,350,000	2,303

		27,355

Spain - 0.5%
Melia Hotels International S.A.	704,000	3,535

Sweden - 1.0%
Castellum AB	398,178	4,922
Fabege AB	206,140	1,614
Hufvudstaden AB, Class A	42,580	433

		6,969

Switzerland - 0.2%
PSP Swiss Property A.G. (Registered)*	5,140	429
Swiss Prime Site A.G. (Registered)*	14,270	1,072

		1,501

Thailand - 0.7%
Central Pattana PCL (Registered)	4,300,000	5,143

United Kingdom - 5.8%
British Land Co. PLC	866,742	6,197
Derwent London PLC	326,081	7,876
Great Portland Estates PLC	858,680	4,294
Hammerson PLC	1,726,608	9,610
Land Securities Group PLC	810,831	7,972
Safestore Holdings PLC	330,300	512
Segro PLC	431,267	1,395
Shaftesbury PLC	340,000	2,464

		40,320

United States - 45.6%
Alexandria Real Estate Equities, Inc.	29,115	2,008
American Campus Communities, Inc.	113,000	4,741
Apartment Investment & Management Co., Class A	128,538	2,945
AvalonBay Communities, Inc.	43,742	5,713
BioMed Realty Trust, Inc.	94,304	1,705
Boston Properties, Inc.	181,329	18,060
BRE Properties, Inc.	81,405	4,109
Brookdale Senior Living, Inc.*	61,634	1,072
Brookfield Office Properties, Inc.	321,807	5,033
Colonial Properties Trust	50,536	1,054
CubeSmart	156,441	1,665
DCT Industrial Trust, Inc.	341,778	1,750
DDR Corp.	527,238	6,416
Digital Realty Trust, Inc.	38,286	2,553
Douglas Emmett, Inc.	168,500	3,073
Education Realty Trust, Inc.	206,887	2,116
Equity Residential	208,873	11,912
Essex Property Trust, Inc.	106,000	14,894
Federal Realty Investment Trust	92,400	8,385
First Industrial Realty Trust, Inc.*	204,591	2,093
Forest City Enterprises, Inc., Class A*	116,856	1,381
General Growth Properties, Inc.	388,824	5,840
HCP, Inc.	369,115	15,292
Health Care REIT, Inc.	180,700	9,854
Hersha Hospitality Trust	395,723	1,931
Highwoods Properties, Inc.	21,400	635
Home Properties, Inc.	35,445	2,041
Host Hotels & Resorts, Inc.	663,338	9,798
Hyatt Hotels Corp., Class A*	90,925	3,422
Kilroy Realty Corp.	67,247	2,560
Kimco Realty Corp.	91,300	1,483
Liberty Property Trust	156,445	4,831
Macerich (The) Co.	77,721	3,933
Pebblebrook Hotel Trust	33,700	646
Post Properties, Inc.	29,600	1,294
ProLogis, Inc.	672,930	19,239
Public Storage	115,585	15,542
Regency Centers Corp.	66,611	2,506
Simon Property Group, Inc.	333,494	43,001
SL Green Realty Corp.	144,824	9,651
Sovran Self Storage, Inc.	25,537	1,090
Starwood Hotels & Resorts Worldwide, Inc.	126,100	6,049
Tanger Factory Outlet Centers	36,200	1,061
Taubman Centers, Inc.	134,213	8,335
UDR, Inc.	496,597	12,465

NORTHERN FUNDS QUARTERLY REPORT    11    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL REAL ESTATE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0% continued
United States - 45.6% continued
Ventas, Inc.	224,970	$12,403
Vornado Realty Trust	183,253	14,085
Weingarten Realty Investors	113,038	2,466

		314,131

Total Common Stocks (1) (Cost $577,527)		668,478

INVESTMENT COMPANIES - 3.2%
Northern Institutional Funds - Diversified Assets Portfolio (2) (3)	22,168,464	22,168

Total Investment Companies (Cost $22,168)		22,168

Total Investments - 100.2% (Cost $599,695)		690,646

Liabilities less Other Assets - (0.2)%		(1,196)

NET ASSETS - 100.0%		$689,450

(1)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(3)	At March 31, 2011, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $32,987,000 with net sales of approximately $10,819,000 during the nine months ended December 31, 2011.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2011, the industry sectors for the Multi-Manager Global Real Estate Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Diversified Real Estate Activities	13.3%
Diversified REITs	10.4
Office REITs	9.5
Real Estate Operating Companies	9.9
Residential REITs	10.6
Retail REITs	24.1
Specialized REITs	10.2
All other industries less than 5%	12.0

Total	100.0%

At December 31, 2011, the Multi-Manager Global Real Estate Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	49.1%
Hong Kong Dollar	12.9
Japanese Yen	7.7
Australian Dollar	7.6
British Pound	6.0
Euro	5.8
All other currencies less than 5%	10.9

Total	100.0%

At December 31, 2011, the Multi-Manager Global Real Estate Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000S)
Singapore Dollar	29	United States Dollar	23	1/3/12	$—
United States Dollar	48	Hong Kong Dollar	371	1/3/12	—
United States Dollar	77	Hong Kong Dollar	596	1/3/12	—
Euro	8	United States Dollar	10	1/4/12	—
Japanese Yen	47,408	United States Dollar	608	1/4/12	(8)
Singapore Dollar	31	United States Dollar	24	1/4/12	—
United States Dollar	86	Hong Kong Dollar	666	1/4/12	—
United States Dollar	38	Hong Kong Dollar	299	1/4/12	—
United States Dollar	97	Japanese Yen	7,593	1/4/12	1
Japanese Yen	28,840	United States Dollar	371	1/5/12	(3)
Singapore Dollar	55	United States Dollar	42	1/5/12	—
United States Dollar	78	Japanese Yen	6,038	1/5/12	1
United States Dollar	160	Japanese Yen	12,319	1/6/12	—

Total					$(9)

Federal Tax Information:

At December 31, 2011, the components of the investments for the federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$609,987

Gross tax appreciation of investments	$107,912
Gross tax depreciation of investments	(27,254)

Net tax appreciation of investments	$80,658

MULTI-MANAGER FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2011 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Multi-Manager Global Real Estate Fund’s investments and other financial instruments, which are carried at fair value, as of December 31, 2011:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Consumer Discretionary	$9,472	$15,875	$—	$25,347
Financials	332,785	309,274	—	642,059
Health Care	1,072	—	—	1,072
Investment Companies	22,168	—	—	22,168

Total Investments	$365,497	$325,149	$—	$690,646

OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$2	$—	$2
Liabilities
Forward Foreign Currency Exchange Contracts	—	(11)	—	(11)

Total Other Financial Investments	$—	$(9)	$—	$(9)

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At December 31, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

NORTHERN FUNDS QUARTERLY REPORT    13    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.9%
Australia - 1.8%
Alumina Ltd.	3,447,212	$3,920
Australia & New Zealand Banking Group Ltd.	410,545	8,599
Iluka Resources Ltd.	128,095	2,023
Incitec Pivot Ltd.	2,602,436	8,253
Newcrest Mining Ltd.	325,503	9,856
Telstra Corp. Ltd.	1,513,000	5,148

		37,799

Belgium - 1.0%
Anheuser-Busch InBev N.V.	46,838	2,861
Belgacom S.A.	275,969	8,639
Delhaize Group S.A.	168,400	9,442

		20,942

Brazil - 3.3%
Banco Bradesco S.A. ADR	594,200	9,911
BR Malls Participacoes S.A.	121,200	1,177
BR Properties S.A.	78,700	781
CCR S.A.	231,100	1,514
Centrais Eletricas Brasileiras S.A.	645,968	6,178
CETIP S.A. - Balcao Organizado de Ativos e Derivativos	40,700	588
Cia de Saneamento Basico do Estado de Sao Paulo ADR*	334,900	18,637
Cia Hering	221,076	3,847
Cielo S.A.	8,000	207
Embraer S.A.	357,400	2,253
Iochpe-Maxion S.A.	46,900	635
OGX Petroleo e Gas Participacoes S.A.*	287,400	2,099
Petroleo Brasileiro S.A.	426,000	5,253
Petroleo Brasileiro S.A. ADR	179,900	4,471
QGEP Participacoes S.A.*	529,000	4,680
T4F Entretenimento S.A.*	72,400	444
Tractebel Energia S.A.	63,600	1,022
Vale S.A. ADR	291,300	6,248

		69,945

Canada - 8.0%
Agrium, Inc.	210,134	14,102
Alimentation Couche Tard, Inc., Class B	79,600	2,477
B2Gold Corp.*	1,702,300	5,179
Barrick Gold Corp.	326,216	14,761
Bombardier, Inc., Class B	1,234,300	4,918
Brookfield Asset Management, Inc., Class A	168,258	4,624
Cameco Corp.	609,224	10,996
Canadian Natural Resources Ltd.	183,600	6,875
Canadian Western Bank	37,300	945
Celtic Exploration Ltd.*	15,347	344
Cenovus Energy, Inc.	133,329	4,427
CI Financial Corp.	79,122	1,639
Crescent Point Energy Corp.	37,694	1,661
Dollarama, Inc.	33,869	1,479
EnCana Corp.	190,679	3,535
Home Capital Group, Inc.	8,658	417
Intact Financial Corp.*	10,330	593
Intact Financial Corp. (Toronto Exchange)	16,555	951
Kinross Gold Corp.	850,462	9,695
Lundin Mining Corp.*	900,850	3,422
Major Drilling Group International	147,600	2,251
Manulife Financial Corp.	447,900	4,757
Nexen, Inc.	913,882	14,540
Niko Resources Ltd.	95,017	4,498
Pan American Silver Corp.	147,677	3,221
Peyto Exploration & Development Corp.	67,640	1,619
Royal Bank of Canada	95,100	4,852
Saputo, Inc.	10,165	389
Talisman Energy, Inc.	369,190	4,707
Teck Resources Ltd., Class B	79,800	2,813
Tim Hortons, Inc.	50,021	2,423
Toronto-Dominion Bank (The)	63,200	4,732
Toronto-Dominion Bank (The) (New York Exchange)	136,100	10,182
Trican Well Service Ltd.	259,500	4,470
Yamana Gold, Inc.	752,440	11,053

		169,547

Chile - 0.3%
Banco Santander Chile ADR	22,027	1,667
CFR Pharmaceuticals S.A.*	3,087,318	725
ENTEL Chile S.A.	59,098	1,106
Parque Arauco S.A.	664,296	1,083
Sociedad Quimica y Minera de Chile S.A. ADR	28,350	1,527
Sonda S.A.	197,564	475

		6,583

China - 2.0%
AAC Technologies Holdings, Inc.	182,000	407
Agile Property Holdings Ltd.	3,306,000	2,952
Baidu, Inc. ADR*	50,100	5,835
BBMG Corp., Class H	3,080,000	2,045

MULTI-MANAGER FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.9% continued
China - 2.0% continued
China Liansu Group Holdings Ltd.	6,315,000	$2,728
China Minzhong Food Corp. Ltd.*	258,000	162
China Petroleum & Chemical Corp., Class H	4,773,700	5,015
CNOOC Ltd.	1,373,000	2,402
Dongfang Electric Corp. Ltd., Class H	1,520,600	4,482
Dongfeng Motor Group Co. Ltd., Class H	2,896,000	4,935
Dongyue Group	1,152,000	754
Golden Eagle Retail Group Ltd.	397,000	838
Haier Electronics Group Co. Ltd.*	1,544,000	1,376
Intime Department Store Group Co. Ltd.	1,856,500	1,892
Lenovo Group Ltd.	2,784,000	1,850
Li Ning Co. Ltd.	932,231	739
Sun Art Retail Group Ltd.*	316,500	395
Yanzhou Coal Mining Co. Ltd. ADR	202,200	4,289

		43,096

Denmark - 0.6%
Coloplast A/S, Class B	14,731	2,115
Novo Nordisk A/S, Class B	78,598	9,042
SimCorp A/S	3,546	541

		11,698

Finland - 0.7%
Nokia OYJ	751,011	3,629
Nokia OYJ ADR	1,529,538	7,373
Nokian Renkaat OYJ	57,224	1,836
UPM-Kymmene OYJ	179,716	1,970

		14,808

France - 5.8%
Alstom S.A.	235,758	7,110
Areva S.A.*	169,629	4,192
AXA S.A.	413,210	5,325
BNP Paribas S.A.	174,446	6,829
Cap Gemini S.A.	138,800	4,318
Carrefour S.A.	573,755	13,041
Cie de St-Gobain	63,330	2,427
Cie Generale d’Optique Essilor International S.A.	54,555	3,846
EDF S.A.	266,061	6,449
France Telecom S.A.	909,903	14,240
L’Oreal S.A.	31,488	3,286
Peugeot S.A.	208,100	3,245
Sanofi	365,577	26,750
Societe Generale S.A.	100,818	2,238
Suez Environnement Co.	178,474	2,049
Thales S.A.	221,465	6,969
Total S.A.	154,596	7,891
Valeo S.A.	90,947	3,599

		123,804

Germany - 4.3%
Adidas A.G.	52,690	3,427
Aixtron S.E.	68,611	875
Allianz S.E. (Registered)	158,192	15,119
BASF S.E.	58,256	4,063
Bayer A.G. (Registered)	91,367	5,841
Bayerische Motoren Werke A.G.	67,172	4,491
Delticom A.G.	3,194	276
Deutsche Bank A.G. (Registered)	126,797	4,792
Dialog Semiconductor PLC*	173,700	2,828
E.ON A.G.	301,400	6,479
Fresenius S.E. & Co. KGaA	14,594	1,350
GEA Group A.G.	178,360	5,044
Gerry Weber International A.G.	23,836	727
Infineon Technologies A.G.	78,217	589
Kabel Deutschland Holding A.G.*	76,932	3,893
Lanxess A.G.	37,150	1,922
MTU Aero Engines Holding A.G.	25,473	1,630
SAP A.G.	197,196	10,427
Siemens A.G. (Registered)	130,423	12,474
Symrise A.G.	185,355	4,947

		91,194

Hong Kong - 2.5%
AIA Group Ltd.	953,800	2,973
Brilliance China Automotive Holdings Ltd.*	1,504,000	1,628
Cathay Pacific Airways Ltd.	5,693,400	9,778
Cheung Kong Holdings Ltd.	337,807	4,002
China High Precision Automation Group Ltd.	392,000	138
Emperor Watch & Jewellery Ltd.	28,790,000	3,571
Hong Kong Exchanges and Clearing Ltd.	265,400	4,250
Hutchison Telecommunications Hong Kong Holdings Ltd.	2,437,000	939
I.T Ltd.*	4,582,000	2,511
Melco Crown Entertainment Ltd. ADR*	533,600	5,133
SA SA International Holdings Ltd.	968,000	533
Sands China Ltd.*	3,152,800	8,935
Shangri-La Asia Ltd.	1,562,000	2,693
Shougang Fushan Resources Group Ltd.	4,936,000	1,668

NORTHERN FUNDS QUARTERLY REPORT    15    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.9% continued
Hong Kong - 2.5% continued
SmarTone Telecommunications Holding Ltd.	508,000	$875
Value Partners Group Ltd.	1,026,000	524
Wynn Macau Ltd.	288,000	718
Xinyi Glass Holdings Ltd.	3,886,000	2,222
Yingde Gases	478,500	489

		53,580

India - 1.0%
HDFC Bank Ltd. ADR	115,237	3,028
ICICI Bank Ltd. ADR	119,400	3,156
Infosys Ltd. ADR	69,209	3,556
Tata Motors Ltd. ADR	727,900	12,302

		22,042

Indonesia - 0.8%
Astra International Tbk PT	817,000	6,663
Bank Rakyat Indonesia Persero Tbk PT	3,441,774	2,560
Kalbe Farma Tbk PT	2,611,000	980
Telekomunikasi Indonesia Tbk PT ADR	138,293	4,251
United Tractors Tbk PT	692,666	2,008

		16,462

Ireland - 1.5%
Covidien PLC	193,350	8,703
CRH PLC	333,460	6,620
Experian PLC	90,964	1,235
Paddy Power PLC	19,878	1,143
Ryanair Holdings PLC ADR*	38,405	1,070
Shire PLC	310,035	10,761
WPP PLC	234,082	2,444

		31,976

Israel - 0.5%
Check Point Software Technologies Ltd.*	34,146	1,794
Mellanox Technologies Ltd.*	113,500	3,688
Teva Pharmaceutical Industries Ltd. ADR	123,700	4,992

		10,474

Italy - 1.1%
Enel S.p.A.	427,210	1,731
Saipem S.p.A.	187,055	7,907
Salvatore Ferragamo Italia S.p.A.*	41,749	548
Telecom Italia S.p.A. (RSP)	11,766,611	10,500
Tod’s S.p.A.	22,490	1,829

		22,515

Japan - 17.6%
Ain Pharmaciez, Inc.	7,500	360
Amada Co. Ltd.	287,109	1,816
Asahi Glass Co. Ltd.	576,500	4,852
Bank of Yokohama (The) Ltd.	1,731,399	8,181
Canon, Inc.	123,589	5,469
Coca-Cola West Co. Ltd.	609,300	10,562
Dai Nippon Printing Co. Ltd.	1,314,000	12,654
Daiichi Sankyo Co. Ltd.	222,000	4,397
Daito Trust Construction Co. Ltd.	24,100	2,068
Dena Co. Ltd.	94,900	2,839
Denki Kagaku Kogyo K.K.	1,081,000	3,997
Dr Ci:Labo Co. Ltd.	108	575
Exedy Corp.	41,200	1,187
FamilyMart Co. Ltd.	23,700	957
FANUC Corp.	80,254	12,267
Fast Retailing Co. Ltd.	14,900	2,708
FCC Co. Ltd.	29,400	597
Fuji Heavy Industries Ltd.	1,478,100	8,915
FUJIFILM Holdings Corp.	362,600	8,576
Gree, Inc.	61,200	2,105
Hitachi Ltd.	1,816,100	9,519
Inpex Corp.	1,020	6,414
Isuzu Motors Ltd.	1,381,000	6,377
Japan Steel Works (The) Ltd.	634,000	4,399
Kakaku.com, Inc.	26,000	952
Kaken Pharmaceutical Co. Ltd.	51,000	678
KDDI Corp.	800	5,150
Keyence Corp.	25,951	6,252
Komatsu Ltd.	113,400	2,645
K’s Holdings Corp.	41,600	1,647
Mabuchi Motor Co. Ltd.	199,600	8,326
Makino Milling Machine Co. Ltd.	303,000	1,862
Miraca Holdings, Inc.	24,100	960
Mitsubishi Corp.	614,887	12,399
Mitsui & Co. Ltd.	653,700	10,148
Mizuho Financial Group, Inc.	7,240,700	9,772
MS&AD Insurance Group Holdings	815,071	15,080
Nintendo Co. Ltd.	90,511	12,478
Nippon Telegraph & Telephone Corp. ADR	505,148	12,795
Nissan Motor Co. Ltd.	374,000	3,357
Nitori Holdings Co. Ltd.	32,250	3,024
Nitto Denko Corp.	242,900	8,677
NKSJ Holdings, Inc.	225,552	4,419
ORIX Corp.	111,750	9,212

MULTI-MANAGER FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.9% continued
Japan - 17.6% continued
OSAKA Titanium Technologies Co.	88,600	$3,910
Panasonic Corp.	477,100	4,048
Rakuten, Inc.*	4,775	5,135
Rohm Co. Ltd.	146,700	6,832
Sankyo Co. Ltd.	127,600	6,462
Sawai Pharmaceutical Co. Ltd.	2,400	249
Secom Co. Ltd.	111,557	5,142
Sekisui House Ltd.	714,000	6,322
Seven & I Holdings Co. Ltd.	227,900	6,346
Sharp Corp.	201,000	1,755
Ship Healthcare Holdings, Inc.	25,000	546
Shiseido Co. Ltd.	476,000	8,744
SMC Corp.	43,621	7,026
Softbank Corp.	136,800	4,025
Square Enix Holdings Co. Ltd.	229,500	4,500
Start Today Co. Ltd.	26,700	624
Sugi Holdings Co. Ltd.	95,388	2,779
Sumitomo Metal Mining Co. Ltd.	309,060	3,964
Sumitomo Mitsui Financial Group, Inc.	258,600	7,195
Sumitomo Mitsui Trust Holdings, Inc.	4,063,089	11,912
Suzuki Motor Corp.	439,505	9,061
THK Co. Ltd.	145,966	2,868
Toyota Motor Corp. ADR	98,611	6,521
United Arrows Ltd.	19,600	378
Wacoal Holdings Corp.	486,000	6,449

		374,417

Malaysia - 0.2%
Kuala Lumpur Kepong Bhd.	188,100	1,345
Sime Darby Bhd.	716,455	2,079

		3,424

Mexico - 0.2%
Compartamos S.A.B. de C.V.	585,800	719
Fomento Economico Mexicano S.A.B. de C.V. ADR	40,800	2,844
Genomma Lab Internacional S.A.B. de C.V., Class B*	313,400	606

		4,169

Netherlands - 4.4%
ASML Holding N.V.	228,671	9,584
Gemalto N.V.	91,922	4,452
Heineken N.V.	305,004	14,081
ING Groep N.V. - CVA*	325,276	2,318
Reed Elsevier N.V.	863,700	10,046
Royal Dutch Shell PLC, Class A	441,500	16,064
Royal Dutch Shell PLC, Class A (London Exchange)	234,247	8,611
Royal Dutch Shell PLC, Class B	227,196	8,646
TNT Express N.V.	872,190	6,500
Unilever N.V. - CVA	197,493	6,782
Wolters Kluwer N.V.	379,404	6,533

		93,617

Norway - 1.4%
Marine Harvest ASA	9,779,545	4,211
Norsk Hydro ASA	1,109,798	5,139
Norwegian Air Shuttle AS*	36,300	334
Opera Software ASA	102,415	497
Seadrill Ltd.	142,900	4,769
Statoil ASA	584,800	14,980

		29,930

Papua New Guinea - 0.1%
Oil Search Ltd.	234,423	1,494

Peru - 0.1%
Credicorp Ltd.	21,562	2,360

Philippines - 0.6%
Alliance Global Group, Inc.	26,297,000	6,235
Megaworld Corp.	110,320,000	4,285
Metropolitan Bank & Trust	1,622,550	2,525

		13,045

Portugal - 0.1%
Energias de Portugal S.A.	908,679	2,812

Russia - 0.9%
Gazprom OAO ADR	587,607	6,248
NovaTek OAO GDR (Registered)	78,627	9,814
VTB Bank OJSC GDR (Registered)	967,952	3,493

		19,555

Singapore - 1.8%
Biosensors International Group Ltd.*	5,472,000	6,030
CapitaMalls Asia Ltd.	1,270,000	1,104
DBS Group Holdings Ltd.	458,017	4,057
Global Logistic Properties Ltd.*	1,374,000	1,855
Golden Agri-Resources Ltd.	16,350,237	8,987
Keppel Corp. Ltd.	1,061,800	7,590
United Overseas Bank Ltd.	779,300	9,152

		38,775

NORTHERN FUNDS QUARTERLY REPORT    17    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.9% continued
South Africa - 2.5%
AngloGold Ashanti Ltd. ADR	247,726	$10,516
Aspen Pharmacare Holdings Ltd.*	248,818	2,974
Foschini Group (The) Ltd.	101,782	1,319
Gold Fields Ltd.	564,935	8,654
Life Healthcare Group Holdings Ltd.	371,618	948
MTN Group Ltd.	365,220	6,479
Sasol Ltd. ADR	326,600	15,481
Shoprite Holdings Ltd.	112,501	1,893
Steinhoff International Holdings Ltd.*	1,557,348	4,416

		52,680

South Korea - 3.6%
Celltrion, Inc.*	17,387	549
Hwa Shin Co. Ltd.*	350,860	3,830
Hyundai Mobis*	45,984	11,673
Hyundai Motor Co.	23,509	4,353
Korea Electric Power Corp. ADR*	669,183	7,348
POSCO ADR	117,900	9,680
Samsung Electronics Co. Ltd.	7,048	6,474
Samsung Engineering Co. Ltd.*	15,591	2,732
Samsung Fire & Marine Insurance Co. Ltd.	14,475	2,653
SK Telecom Co. Ltd. ADR	1,564,875	21,298
Woori Finance Holdings Co. Ltd. ADR*	204,600	4,996

		75,586

Spain - 1.0%
Banco Bilbao Vizcaya Argentaria S.A.	118,040	1,015
Banco Santander S.A.	738,002	5,576
Distribuidora Internacional de Alimentacion S.A.*	138,971	627
Inditex S.A.	128,130	10,469
Viscofan S.A.	96,323	3,576

		21,263

Sweden - 1.6%
Elekta AB, Class B	33,262	1,438
Getinge AB, Class B	101,082	2,553
JM AB	34,590	560
Mekonomen AB	14,280	467
Millicom International Cellular S.A. SDR	26,402	2,643
Nibe Industrier AB, Class B	38,775	572
Skandinaviska Enskilda Banken AB, Class A	649,115	3,772
Svenska Cellulosa AB, Class B	639,200	9,462
Swedish Match AB	120,517	4,277
Telefonaktiebolaget LM Ericsson, Class B	601,201	6,107
Volvo AB, Class B	228,395	2,483

		34,334

Switzerland - 5.7%
Cie Financiere Richemont S.A., Class A (Bearer)	83,740	4,216
Credit Suisse Group A.G. (Registered)*	451,812	10,601
Dufry A.G. (Registered)*	7,295	669
Foster Wheeler A.G.*	252,025	4,824
GAM Holding A.G.*	329,303	3,559
Geberit A.G. (Registered)*	8,010	1,542
Glencore International PLC*	786,108	4,773
Julius Baer Group Ltd.*	47,679	1,854
Meyer Burger Technology A.G.*	12,665	198
Nestle S.A. (Registered)	304,373	17,474
Noble Corp.*	250,610	7,573
Novartis A.G. (Registered)	158,779	9,070
Orascom Development Holding A.G.*	19,130	292
Partners Group Holding A.G.	10,281	1,791
Roche Holding A.G. (Genusschein)	71,840	12,149
SGS S.A. (Registered)	1,135	1,874
Sika A.G. (Bearer)	761	1,430
Swatch Group (The) A.G. (Registered)	48,486	3,220
UBS A.G. (Registered)*	215,740	2,563
UBS A.G. (Registered) (New York Exchange)*	548,604	6,490
Xstrata PLC	615,796	9,273
Zurich Financial Services A.G.*	65,500	14,790

		120,225

Taiwan - 0.2%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	392,000	5,061

Thailand - 0.7%
Advanced Info Service PCL (Registered)	276,000	1,229
Bangkok Dusit Medical Services PCL (Registered)*	245,500	638
Home Product Center PCL (Registered)	10,025,600	3,494
Italian-Thai Development PCL (Registered)	32,065,500	3,678
Kasikornbank PCL (Registered)	400,000	1,577
Tisco Financial Group PCL NVDR	3,306,300	3,979

		14,595

Turkey - 0.4%
BIM Birlesik Magazalar A.S.	32,616	904
KOC Holding A.S. ADR	76,000	1,131
Turkiye Garanti Bankasi A.S.	1,378,020	4,283

MULTI-MANAGER FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.9% continued
Turkey - 0.4% continued
Turkiye Halk Bankasi A.S.	250,755	$1,307

		7,625

United Kingdom - 16.0%
Abcam PLC	244,322	1,383
Afren PLC*	1,956,001	2,598
African Minerals Ltd.*	619,355	4,215
Aggreko PLC	258,979	8,078
AMEC PLC	149,607	2,099
Amlin PLC	239,271	1,163
Anglo American PLC	243,118	8,960
Ashmore Group PLC	232,926	1,203
AstraZeneca PLC	525,462	24,339
Babcock International Group PLC	240,911	2,741
BAE Systems PLC	2,050,000	9,038
Barclays PLC	3,190,321	8,642
Berkeley Group Holdings PLC*	93,898	1,858
BG Group PLC	656,254	13,996
BHP Billiton PLC	233,289	6,783
BP PLC ADR	109,344	4,673
Burberry Group PLC	94,599	1,731
Capita Group (The) PLC	39,881	389
Carphone Warehouse Group PLC	277,135	1,326
Centrica PLC	1,140,249	5,117
Croda International PLC	135,562	3,793
Diageo PLC	1,231,854	26,879
Dunelm Group PLC	130,092	874
GlaxoSmithKline PLC	1,021,724	23,297
Halma PLC	172,096	880
Hargreaves Lansdown PLC	69,214	461
Hiscox Ltd.	117,826	681
Home Retail Group PLC	3,202,864	4,132
HSBC Holdings PLC	572,576	4,346
IG Group Holdings PLC	161,261	1,193
Imperial Tobacco Group PLC	270,000	10,206
John Wood Group PLC	568,499	5,631
Johnson Matthey PLC	119,361	3,399
Jupiter Fund Management PLC	222,336	746
Lancashire Holdings Ltd.	137,984	1,551
Marks & Spencer Group PLC	965,600	4,658
Meggitt PLC	241,641	1,322
Moneysupermarket.com Group PLC	220,091	358
Next PLC	37,434	1,590
Ocado Group PLC*	420,120	353
Petrofac Ltd.	177,651	3,967
Polyus Gold International Ltd. GDR*	1,590,357	4,692
Prudential PLC	195,761	1,929
Reckitt Benckiser Group PLC	26,178	1,290
Reed Elsevier PLC	906,119	7,307
Restaurant Group PLC	88,151	407
Rightmove PLC	7,421	143
Rio Tinto PLC	269,934	13,063
Rolls-Royce Holdings PLC*	316,461	3,655
Rotork PLC	21,035	628
RPS Group PLC	151,372	422
Sage Group (The) PLC	1,091,600	4,981
Scottish & Southern Energy PLC	249,096	4,990
Spirax-Sarco Engineering PLC	43,303	1,255
Sports Direct International PLC*	69,001	228
St. James’s Place PLC	114,471	576
Standard Chartered PLC	551,937	12,017
Subsea 7 S.A.*	250,065	4,617
Telecity Group PLC*	492,510	4,933
Tullow Oil PLC	512,076	11,131
Unilever PLC	291,900	9,798
Victrex PLC	47,363	802
Vodafone Group PLC	4,691,730	13,026
Vodafone Group PLC ADR	291,246	8,164
Weir Group (The) PLC	322,578	10,120
Willis Group Holdings PLC	235,355	9,132

		339,955

United States - 1.6%
Axis Capital Holdings Ltd.	517,120	16,527
Bunge Ltd.	86,490	4,947
Copa Holdings S.A., Class A	9,922	582
Philip Morris International, Inc.	75,796	5,949
RenaissanceRe Holdings Ltd.	67,600	5,027
Schlumberger Ltd.	18,240	1,246

		34,278

Total Common Stocks (1) (Cost $2,185,324)		2,035,665

PREFERRED STOCKS - 1.2%
Brazil - 1.0%
Centrais Eletricas Brasileiras S.A. ADR	30,632	444
Cia Paranaense de Energia, Class B ADR	650,100	13,639
Gerdau S.A.	267,000	2,076

NORTHERN FUNDS QUARTERLY REPORT    19    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS - 1.2% continued
Brazil - 1.0% continued
Tele Norte Leste Participacoes, ADR	521,800	$4,962

		21,121

Germany - 0.2%
Henkel A.G. & Co. KGaA	63,828	3,683

Total Preferred Stocks (1) (Cost $27,222)		24,804

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS - 0.2%
Russia - 0.2%
Sberbank of Russia*	1,632,174	$4,244

Total Warrants (1) (Cost $5,691)		4,244

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 1.6%
Northern Institutional Funds -
Diversified Assets Portfolio (2) (3)	33,024,083	$33,024

Total Investment Companies (Cost $33,024)		33,024

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.2%
U.S. Treasury Bill, 0.00%, 5/3/12(4)	$4,270	$4,270

Total Short-Term Investments (Cost $4,270)		4,270

Total Investments - 99.1% (Cost $2,255,531)		2,102,007

Other Assets less Liabilities - 0.9%		19,504

NET ASSETS - 100.0%		$2,121,511

(1)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	At March 31, 2011, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $150,589,000 with net sales of approximately $117,565,000 during the nine months ended December 31, 2011.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2011, the Multi-Manager International Equity Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
E-Mini MSCI EAFE Index	49	$3,453	Long	3/12	$115

At December 31, 2011, the industry sectors for the Multi-Manager International Equity Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	12.5%
Consumer Staples	9.3
Energy	12.2
Financials	17.2
Health Care	8.1
Industrials	11.5
Information Technology	7.3
Materials	12.1
Telecommunication Services	6.1
Utilities	3.7

Total	100.0%

At December 31, 2011, the Multi-Manager International Equity Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	21.1%
Euro	18.3
Japanese Yen	17.2
British Pound	17.2
All other currencies less than 5%	26.2

Total	100.0%

MULTI-MANAGER FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

At December 31, 2011, the Multi-Manager International Equity Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000S)
British Pound	57	United States Dollar	88	1/3/12	$—
British Pound	52	United States Dollar	81	1/3/12	—
Euro	462	United States Dollar	598	1/3/12	—
Euro	386	United States Dollar	499	1/3/12	—
Euro	236	United States Dollar	305	1/3/12	—
Euro	179	United States Dollar	232	1/3/12	—
Euro	161	United States Dollar	209	1/3/12	—
Euro	156	United States Dollar	202	1/3/12	—
Euro	145	United States Dollar	187	1/3/12	—
Euro	139	United States Dollar	180	1/3/12	—
Euro	84	United States Dollar	108	1/3/12	—
Euro	30	United States Dollar	39	1/3/12	—
Euro	65	United States Dollar	85	1/3/12	—
Euro	169	United States Dollar	219	1/3/12	—
Euro	182	United States Dollar	236	1/3/12	—
Euro	189	United States Dollar	245	1/3/12	—
Euro	242	United States Dollar	314	1/3/12	—
Euro	294	United States Dollar	382	1/3/12	1
Euro	315	United States Dollar	409	1/3/12	1
Euro	370	United States Dollar	480	1/3/12	1
Euro	3,263	United States Dollar	4,224	1/3/12	1
Hong Kong Dollar	6,187	United States Dollar	796	1/3/12	(1)
Hong Kong Dollar	2,024	United States Dollar	260	1/3/12	—
Hong Kong Dollar	371	United States Dollar	48	1/3/12	—
Norwegian Krone	4,862	United States Dollar	810	1/3/12	(3)
Norwegian Krone	1,940	United States Dollar	323	1/3/12	(1)
Swedish Krona	2,655	United States Dollar	384	1/3/12	(1)
Swedish Krona	3,550	United States Dollar	515	1/3/12	(1)
Turkish Lira	523	United States Dollar	278	1/3/12	1
United States Dollar	11	Euro	9	1/3/12	—
Australian Dollar	735	United States Dollar	744	1/4/12	(7)
Australian Dollar	229	United States Dollar	232	1/4/12	(2)
British Pound	2,612	United States Dollar	4,022	1/4/12	(34)
British Pound	523	United States Dollar	806	1/4/12	(7)
British Pound	456	United States Dollar	703	1/4/12	(6)
British Pound	299	United States Dollar	461	1/4/12	(4)
British Pound	244	United States Dollar	376	1/4/12	(3)
British Pound	212	United States Dollar	327	1/4/12	$(3)
British Pound	127	United States Dollar	196	1/4/12	(2)
British Pound	100	United States Dollar	154	1/4/12	(1)
Canadian Dollar	223	United States Dollar	220	1/4/12	1
Canadian Dollar	230	United States Dollar	226	1/4/12	1
Canadian Dollar	283	United States Dollar	279	1/4/12	1
Euro	316	United States Dollar	409	1/4/12	—
Japanese Yen	19,150	United States Dollar	246	1/4/12	(3)
Japanese Yen	6,943	United States Dollar	89	1/4/12	(1)
Singapore Dollar	656	United States Dollar	504	1/4/12	(1)
Singapore Dollar	342	United States Dollar	263	1/4/12	(1)
Singapore Dollar	336	United States Dollar	258	1/4/12	(1)
Swiss Franc	1,196	United States Dollar	1,270	1/4/12	(2)
Swiss Franc	735	United States Dollar	780	1/4/12	(2)
Swiss Franc	547	United States Dollar	581	1/4/12	(2)
Swiss Franc	396	United States Dollar	421	1/4/12	(1)
Swiss Franc	153	United States Dollar	162	1/4/12	—
Thai Baht	616	United States Dollar	19	1/4/12	—
United States Dollar	80	Japanese Yen	6,227	1/4/12	1
United States Dollar	196	Japanese Yen	15,296	1/4/12	3
United States Dollar	55	Thai Baht	1,747	1/4/12	—
Japanese Yen	216,062	United States Dollar	2,781	1/5/12	(27)
Japanese Yen	44,449	United States Dollar	572	1/5/12	(6)
Japanese Yen	39,948	United States Dollar	514	1/5/12	(5)
Japanese Yen	37,255	United States Dollar	479	1/5/12	(5)
Japanese Yen	33,709	United States Dollar	434	1/5/12	(4)
Japanese Yen	33,665	United States Dollar	433	1/5/12	(4)
Japanese Yen	30,439	United States Dollar	392	1/5/12	(4)
Japanese Yen	27,126	United States Dollar	349	1/5/12	(3)
Japanese Yen	25,395	United States Dollar	327	1/5/12	(3)
Japanese Yen	24,434	United States Dollar	314	1/5/12	(3)
Japanese Yen	22,036	United States Dollar	284	1/5/12	(3)
Japanese Yen	21,544	United States Dollar	277	1/5/12	(3)
Japanese Yen	19,419	United States Dollar	250	1/5/12	(2)
Japanese Yen	14,118	United States Dollar	182	1/5/12	(2)
Japanese Yen	13,673	United States Dollar	176	1/5/12	(2)
Japanese Yen	8,624	United States Dollar	111	1/5/12	(1)
Japanese Yen	797	United States Dollar	10	1/5/12	—
Japanese Yen	18,365	United States Dollar	236	1/5/12	(2)

NORTHERN FUNDS QUARTERLY REPORT    21    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND continued

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000S)
Thai Baht	332	United States Dollar	10	1/5/12	$—
United States Dollar	213	Japanese Yen	16,591	1/5/12	2
United States Dollar	87	Thai Baht	2,758	1/5/12	—
Japanese Yen	20,987	United States Dollar	273	1/6/12	—
Japanese Yen	798	United States Dollar	10	1/6/12	—
South African Rand	3,328	United States Dollar	406	1/6/12	(6)
United States Dollar	237	Japanese Yen	18,228	1/6/12	—
Japanese Yen	1,572,993	United States Dollar	20,260	3/22/12	(209)

Total					$(370)

Federal Tax Information:

At December 31, 2011, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$2,300,885

Gross tax appreciation of investments	$114,293
Gross tax depreciation of investments	(313,171)

Net tax depreciation of investments	$(198,878)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indicies). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2011 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Multi-Manager International Equity Fund’s investments and other financial instruments, which are carried at fair value, as of December 31, 2011:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Consumer Discretionary	$32,150	$224,922	$—	$257,072
Consumer Staples	16,606	171,841	—	188,447
Energy	107,437	144,294	—	251,731
Financials	100,334	250,621	—	350,955
Health Care	15,027	152,883	—	167,910
Industrials	16,927	219,945	—	236,872
Information Technology	27,988	123,250	138	151,376
Materials	99,160	148,824	—	247,984
Telecommunication Services	47,613	72,892	—	120,505
Utilities	33,185	29,628	—	62,813
Preferred Stocks
Consumer Staples	—	3,683	—	3,683
Materials	2,076			2,076
Telecommunication Services	4,962	—	—	4,962
Utilities	14,083	—	—	14,083
Warrants
Financials	4,244	—	—	4,244
Investment Companies	33,024	—	—	33,024
Short-Term Investments	—	4,270	—	4,270

Total Investments	$554,816	$1,547,053	$138	$2,102,007

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$115	$—	$—	$115
Forward Foreign Currency Exchange Contracts	—	14	—	14
Liabilities
Forward Foreign Currency Exchange Contracts	—	(384)	—	(384)

Total Other Financial Instruments	$115	$(370)	$—	$(255)

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At December 31, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

MULTI-MANAGER FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/11 (000S)	REALIZED GAINS (000S)	REALIZED LOSSES (000S)	CHANGE IN UNREALIZED APPRECIATION (000S)	CHANGE IN UNREALIZED DEPRECIATION (000S)	PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S)	TRANSFERS OUT OF LEVEL 3 (000S)	BALANCE AS OF 12/31/11 (000S)
Common Stock
Information Technology	$—	$—	$(198)	$—	$(122)	$603	$(145)	$—	$—	$138

NORTHERN FUNDS QUARTERLY REPORT    23    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER LARGE CAP FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.6%
Advertising - 0.4%
Interpublic Group of (The) Cos., Inc.	474,700	$4,619

Aerospace/Defense - 2.7%
Boeing (The) Co.	44,291	3,249
Northrop Grumman Corp.	150,000	8,772
Raytheon Co.	292,100	14,132
United Technologies Corp.	27,277	1,993

		28,146

Agriculture - 1.2%
Archer-Daniels-Midland Co.	293,000	8,380
Philip Morris International, Inc.	53,900	4,230

		12,610

Apparel - 2.4%
Burberry Group PLC ADR	46,377	1,718
Coach, Inc.	109,596	6,690
Deckers Outdoor Corp.*	11,358	858
NIKE, Inc., Class B	128,407	12,375
Ralph Lauren Corp.	26,334	3,636

		25,277

Auto Manufacturers - 1.0%
Bayerische Motoren Werke A.G. ADR	61,319	1,363
General Motors Co.*	252,000	5,108
PACCAR, Inc.	112,000	4,197

		10,668

Auto Parts & Equipment - 0.2%
BorgWarner, Inc.*	38,169	2,433

Banks - 4.4%
Bank of New York Mellon (The) Corp.	420,900	8,380
Citigroup, Inc.	322,890	8,495
Goldman Sachs Group (The), Inc.	83,831	7,581
JPMorgan Chase & Co.	193,000	6,418
Morgan Stanley	100,545	1,521
U.S. Bancorp	169,022	4,572
Wells Fargo & Co.	345,571	9,524

		46,491

Biotechnology - 1.4%
Alexion Pharmaceuticals, Inc.*	21,228	1,518
Biogen Idec, Inc.*	58,764	6,467
Celgene Corp.*	59,383	4,014
Illumina, Inc.*	35,022	1,067
Vertex Pharmaceuticals, Inc.*	48,136	1,599

		14,665

Chemicals - 3.2%
Dow Chemical (The) Co.	100,539	$2,891
E.I. du Pont de Nemours & Co.	215,333	9,858
Monsanto Co.	156,989	11,000
PPG Industries, Inc.	29,990	2,504
Praxair, Inc.	74,170	7,929

		34,182

Commercial Services - 1.5%
Mastercard, Inc., Class A	14,765	5,505
Sotheby’s	13,817	394
Visa, Inc., Class A	96,971	9,845

		15,744

Computers - 3.8%
Accenture PLC, Class A	107,299	5,712
Apple, Inc.*	52,312	21,186
Cognizant Technology Solutions Corp., Class A*	35,755	2,300
EMC Corp.*	193,466	4,167
International Business Machines Corp.	29,091	5,349
NetApp, Inc.*	53,800	1,951

		40,665

Cosmetics/Personal Care - 0.8%
Estee Lauder (The) Cos., Inc., Class A	75,247	8,452

Distribution/Wholesale - 0.2%
Li & Fung Ltd. ADR	496,766	1,823

Diversified Financial Services - 0.3%
American Express Co.	68,793	3,245

Electric - 1.9%
Edison International	201,600	8,346
NRG Energy, Inc.*	194,100	3,517
Progress Energy, Inc.	147,100	8,241

		20,104

Electronics - 0.3%
Agilent Technologies, Inc.*	89,055	3,111

Environmental Control - 0.8%
Waste Management, Inc.	265,700	8,691

Food - 1.9%
Kraft Foods, Inc., Class A	224,700	8,395
Safeway, Inc.	390,462	8,215
Whole Foods Market, Inc.	46,292	3,221

		19,831

MULTI-MANAGER FUNDS    24    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.6% continued
Healthcare - Products - 0.7%
Baxter International, Inc.	161,200	$7,976

Healthcare - Services - 0.8%
Quest Diagnostics, Inc.	145,800	8,465

Holding Companies - Diversified - 0.0%
LVMH Moet Hennessy Louis Vuitton S.A. ADR	20,830	585

Household Products/Wares - 0.8%
Kimberly-Clark Corp.	115,000	8,459

Insurance - 6.6%
Allstate (The) Corp.	311,000	8,524
Aon Corp.	122,300	5,724
Genworth Financial, Inc., Class A*	698,000	4,572
Hartford Financial Services Group, Inc.	479,700	7,795
Lincoln National Corp.	190,000	3,690
Loews Corp.	175,000	6,589
Marsh & McLennan Cos., Inc.	268,500	8,490
MetLife, Inc.	256,400	7,995
Travelers (The) Cos., Inc.	141,700	8,384
Unum Group	361,000	7,606

		69,369

Internet - 4.2%
Amazon.com, Inc.*	42,282	7,319
Baidu, Inc. ADR*	91,233	10,626
Google, Inc., Class A*	21,682	14,004
LinkedIn Corp., Class A*	17,299	1,090
priceline.com, Inc.*	20,032	9,369
Tencent Holdings Ltd. ADR	51,122	1,030
Youku, Inc. ADR*	72,241	1,132

		44,570

Leisure Time - 0.2%
Harley-Davidson, Inc.	53,908	2,095

Lodging - 0.7%
Marriott International, Inc., Class A - (Fractional Shares)*	9,000	—
Wynn Resorts Ltd.	63,065	6,968

		6,968

Machinery - Diversified - 0.8%
Cummins, Inc.	54,739	4,818
Rockwell Automation, Inc.	36,064	2,646
Roper Industries, Inc.	6,090	529

		7,993

Media - 3.7%
British Sky Broadcasting Group PLC ADR	63,232	2,864
Comcast Corp., Class A	351,700	8,339
Time Warner, Inc.	401,727	14,518
Viacom, Inc., Class B	255,000	11,580
Walt Disney (The) Co.	56,061	2,102

		39,403

Metal Fabrication/Hardware - 1.1%
Precision Castparts Corp.	67,695	11,156

Mining - 1.8%
AngloGold Ashanti Ltd. ADR	277,000	11,759
Barrick Gold Corp.	173,500	7,851

		19,610

Miscellaneous Manufacturing - 1.2%
Danaher Corp.	98,180	4,618
Eaton Corp.	91,570	3,986
Ingersoll-Rand PLC	140,000	4,266

		12,870

Office/Business Equipment - 1.0%
Pitney Bowes, Inc.	129,100	2,394
Xerox Corp.	1,034,300	8,233

		10,627

Oil & Gas - 8.2%
Anadarko Petroleum Corp.	39,956	3,050
Apache Corp.	115,000	10,417
Canadian Natural Resources Ltd.	223,600	8,356
Chevron Corp.	80,700	8,587
Concho Resources, Inc.*	23,800	2,231
ConocoPhillips	120,000	8,744
Continental Resources, Inc.*	15,262	1,018
EOG Resources, Inc.	22,462	2,213
Hess Corp.	80,500	4,572
Marathon Oil Corp.	302,500	8,854
Noble Energy, Inc.	60,000	5,664
Occidental Petroleum Corp.	146,363	13,714
Talisman Energy, Inc.	732,400	9,338

		86,758

Oil & Gas Services - 2.1%
Halliburton Co.	338,334	11,676
National Oilwell Varco, Inc.	102,737	6,985
Schlumberger Ltd.	48,410	3,307

		21,968

NORTHERN FUNDS QUARTERLY REPORT    25    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER LARGE CAP FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.6% continued
Pharmaceuticals - 10.2%
Allergan, Inc.	86,024	$7,548
Bristol-Myers Squibb Co.	180,169	6,349
Cardinal Health, Inc.	196,200	7,968
Express Scripts, Inc.*	70,533	3,152
Johnson & Johnson	169,872	11,140
Mead Johnson Nutrition Co.	132,783	9,126
Merck & Co., Inc.	350,300	13,206
Novo-Nordisk A/S ADR	27,992	3,226
Pfizer, Inc.	1,022,465	22,126
Sanofi ADR	300,000	10,962
Shire PLC ADR	46,009	4,780
Teva Pharmaceutical Industries Ltd. ADR	181,800	7,338
Valeant Pharmaceuticals International, Inc.*	11,918	557

		107,478

Pipelines - 0.8%
Williams (The) Cos., Inc.	264,700	8,740

Retail - 9.6%
AutoZone, Inc.*	3,062	995
Bed Bath & Beyond, Inc.*	26,543	1,539
Chipotle Mexican Grill, Inc.*	16,024	5,412
Cie Financiere Richemont S.A. ADR	978,711	4,913
Costco Wholesale Corp.	48,847	4,070
CVS Caremark Corp.	369,600	15,072
Dollar Tree, Inc.*	15,229	1,266
Dunkin’ Brands Group, Inc.*	41,906	1,047
Home Depot (The), Inc.	97,797	4,111
Lowe’s Cos., Inc.	370,540	9,404
Lululemon Athletica, Inc.*	51,947	2,424
McDonald’s Corp.	109,462	10,982
O’Reilly Automotive, Inc.*	54,834	4,384
Starbucks Corp.	301,315	13,864
Tiffany & Co.	55,229	3,659
TJX Cos., Inc.	176,028	11,363
Yum! Brands, Inc.	117,498	6,934

		101,439

Semiconductors - 1.9%
ARM Holdings PLC ADR	30,069	832
Avago Technologies Ltd.	56,916	1,643
Broadcom Corp., Class A*	26,784	786
Intel Corp.	351,400	8,521
QUALCOMM, Inc.	147,345	8,060

		19,842

Software - 3.5%
CA, Inc.	807,400	16,322
Check Point Software Technologies Ltd.*	42,914	2,255
Microsoft Corp.	230,300	5,979
Oracle Corp.	135,499	3,475
Red Hat, Inc.*	47,690	1,969
Salesforce.com, Inc.*	31,558	3,202
VMware, Inc., Class A*	42,484	3,534

		36,736

Telecommunications - 4.9%
American Tower Corp., Class A*	61,394	3,684
AT&T, Inc.	287,000	8,679
Cisco Systems, Inc.	891,100	16,111
Juniper Networks, Inc.*	44,325	905
Motorola Solutions, Inc.	298,614	13,823
Verizon Communications, Inc.	213,200	8,553

		51,755

Transportation - 1.4%
Union Pacific Corp.	140,780	14,914

Total Common Stocks (Cost $922,468)		1,000,533

PREFERRED STOCKS - 0.1%
Banks - 0.1%
Wells Fargo & Co.*	34,675	986

Total Preferred Stocks (Cost $575)		986

INVESTMENT COMPANIES - 5.6%
Northern Institutional Funds - Diversified Assets Portfolio (1) (2)	59,272,917	59,273

Total Investment Companies (Cost $59,273)		59,273

MULTI-MANAGER FUNDS    26    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.3%
U.S. Treasury Bill, 0.00%, 5/3/12(3)	$2,835	$2,834

Total Short-Term Investments (Cost $2,835)		2,834

Total Investments - 100.6% (Cost $985,151)		1,063,626

Liabilities less Other Assets - (0.6)%		(6,639)

NET ASSETS - 100.0%		$1,056,987

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(2)	At March 31, 2011, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $60,191,000 with net sales of approximately $918,000 during the nine months ended December 31, 2011.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2011, the Multi-Manager Large Cap Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
S&P 500	122	$38,204	Long	3/12	$654

Federal Tax Information:

At December 31, 2011, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$993,978

Gross tax appreciation of investments	$132,651
Gross tax depreciation of investments	(63,003)

Net tax appreciation of investments	$69,648

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Multi-Manager Large Cap Fund’s investments and other financial instruments, which are carried at fair value, as of December 31, 2011:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$1,000,533	(1)	$—	$—	$1,000,533
Preferred Stocks	986		—	—	986
Investment Companies	59,273		—	—	59,273
Short-Term Investments	—		2,834	—	2,834

Total Investments	$1,060,792		$2,834	$—	$1,063,626

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$654		$—	$—	$654

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At December 31, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

NORTHERN FUNDS QUARTERLY REPORT    27    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER MID CAP FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.6%
Aerospace/Defense - 1.7%
Aerovironment, Inc.*	84,260	$2,652
Exelis, Inc.	41,100	372
L-3 Communications Holdings, Inc.	63,800	4,254
Northrop Grumman Corp.	51,100	2,988
Raytheon Co.	50,700	2,453
Triumph Group, Inc.	69,800	4,080

		16,799

Agriculture - 0.5%
Archer-Daniels-Midland Co.	118,700	3,395
Lorillard, Inc.	12,300	1,402

		4,797

Airlines - 0.1%
SkyWest, Inc.	68,200	859

Apparel - 0.9%
Coach, Inc.	66,075	4,033
Deckers Outdoor Corp.*	20,965	1,584
Gildan Activewear, Inc.	145,700	2,738
Jones Group (The), Inc.	42,900	453

		8,808

Auto Manufacturers - 0.3%
Navistar International Corp.*	38,800	1,470
Oshkosh Corp.*	70,900	1,516

		2,986

Auto Parts & Equipment - 1.5%
Autoliv, Inc.	48,000	2,567
BorgWarner, Inc.*	58,500	3,729
Cooper Tire & Rubber Co.	91,000	1,275
Lear Corp.	106,900	4,255
TRW Automotive Holdings Corp.*	79,200	2,582

		14,408

Banks - 4.5%
Banco Latinoamericano de Comercio Exterior S.A., Class E	57,900	929
Capital One Financial Corp.	36,000	1,522
Cathay General Bancorp	92,500	1,381
East West Bancorp, Inc.	118,265	2,336
Fifth Third Bancorp	892,100	11,348
Huntington Bancshares, Inc.	592,500	3,253
International Bancshares Corp.	55,300	1,014
KeyCorp	1,439,900	11,073
Regions Financial Corp.	111,000	477
Signature Bank*	54,130	3,247
State Street Corp.	192,300	7,752

		44,332

Beverages - 0.9%
Coca-Cola Enterprises, Inc.	71,700	1,848
Constellation Brands, Inc., Class A*	157,175	3,249
Green Mountain Coffee Roasters, Inc.*	93,400	4,189

		9,286

Biotechnology - 0.8%
Dendreon Corp.*	260,200	1,977
Human Genome Sciences, Inc.*	418,047	3,089
Vertex Pharmaceuticals, Inc.*	89,600	2,976

		8,042

Building Materials - 0.3%
Owens Corning*	102,725	2,950

Chemicals - 2.3%
A. Schulman, Inc.	81,600	1,728
Agrium, Inc.	42,700	2,866
Albemarle Corp.	24,250	1,249
Ashland, Inc.	65,225	3,728
CF Industries Holdings, Inc.	21,900	3,175
Huntsman Corp.	160,400	1,604
NewMarket Corp.	12,798	2,535
PolyOne Corp.	112,700	1,302
Sigma-Aldrich Corp.	46,295	2,892
Stepan Co.	18,790	1,506

		22,585

Commercial Services - 2.2%
Advance America Cash Advance Centers, Inc.	116,100	1,039
Convergys Corp.*	203,200	2,595
Green Dot Corp., Class A*	111,600	3,484
Hertz Global Holdings, Inc.*	435,350	5,102
R.R. Donnelley & Sons Co.	94,600	1,365
Resources Connection, Inc.	118,233	1,252
Robert Half International, Inc.	175,100	4,984
SAIC, Inc.*	50,900	626
TeleTech Holdings, Inc.*	69,400	1,124

		21,571

Computers - 4.4%
Cadence Design Systems, Inc.*	419,625	4,364
Cognizant Technology Solutions Corp., Class A*	60,360	3,882

MULTI-MANAGER FUNDS    28    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.6% continued
Computers - 4.4% continued
Computer Sciences Corp.	60,000	$1,422
Fusion-io, Inc.*	37,962	919
IHS, Inc., Class A*	107,790	9,287
Lexmark International, Inc., Class A	52,200	1,726
MICROS Systems, Inc.*	89,154	4,153
Riverbed Technology, Inc.*	91,115	2,141
SanDisk Corp.*	59,350	2,921
Seagate Technology PLC	426,075	6,988
Teradata Corp.*	50,585	2,454
Western Digital Corp.*	92,325	2,857

		43,114

Distribution/Wholesale - 1.6%
Fastenal Co.	137,150	5,981
Fossil, Inc.*	47,700	3,785
Ingram Micro, Inc., Class A*	55,300	1,006
LKQ Corp.*	150,691	4,533

		15,305

Diversified Financial Services - 4.4%
Affiliated Managers Group, Inc.*	29,705	2,850
Aircastle Ltd.	138,300	1,759
Ameriprise Financial, Inc.	89,900	4,463
Discover Financial Services	357,900	8,590
GFI Group, Inc.	158,800	654
IntercontinentalExchange, Inc.*	26,060	3,142
Invesco Ltd.	265,475	5,333
Raymond James Financial, Inc.	177,475	5,495
SLM Corp.	477,300	6,396
T. Rowe Price Group, Inc.	77,600	4,419

		43,101

Electric - 4.8%
Ameren Corp.	89,000	2,949
American Electric Power Co., Inc.	123,200	5,089
CMS Energy Corp.	353,725	7,810
DTE Energy Co.	37,400	2,037
Entergy Corp.	71,900	5,252
FirstEnergy Corp.	156,100	6,915
GenOn Energy, Inc.*	396,049	1,034
Portland General Electric Co.	151,700	3,837
PPL Corp.	327,475	9,634
Public Service Enterprise Group, Inc.	67,800	2,238

		46,795

Electrical Components & Equipment - 0.4%
AMETEK, Inc.	75,935	3,197
Universal Display Corp.*	27,700	1,016

		4,213

Electronics - 1.7%
Amphenol Corp., Class A	77,445	3,515
Benchmark Electronics, Inc.*	34,600	466
Gentex Corp.	95,460	2,825
Pulse Electronics Corp.	33,600	94
TE Connectivity Ltd.	85,400	2,631
Tech Data Corp.*	65,300	3,226
Trimble Navigation Ltd.*	84,235	3,656
Vishay Intertechnology, Inc.*	76,700	690

		17,103

Engineering & Construction - 0.8%
KBR, Inc.	161,600	4,504
Tutor Perini Corp.*	98,100	1,211
URS Corp.*	54,000	1,896

		7,611

Environmental Control - 0.4%
Stericycle, Inc.*	56,110	4,372

Food - 2.8%
Chiquita Brands International, Inc.*	65,800	549
Fresh Del Monte Produce, Inc.	42,800	1,070
Hain Celestial Group (The), Inc.*	128,975	4,728
JM Smucker (The) Co.	38,040	2,974
Kroger (The) Co.	107,900	2,613
Safeway, Inc.	239,500	5,039
Smithfield Foods, Inc.*	318,850	7,742
SUPERVALU, Inc.	67,800	551
Tyson Foods, Inc., Class A	114,400	2,361

		27,627

Forest Products & Paper - 0.9%
Boise, Inc.	241,400	1,719
International Paper Co.	82,500	2,442
MeadWestvaco Corp.	150,650	4,512

		8,673

Gas - 0.9%
Atmos Energy Corp.	37,100	1,237
NiSource, Inc.	230,075	5,478
UGI Corp.	82,300	2,420

		9,135

NORTHERN FUNDS QUARTERLY REPORT    29    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER MID CAP FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.6% continued
Hand/Machine Tools - 0.3%
Lincoln Electric Holdings, Inc.	75,755	$2,964

Healthcare - Products - 2.7%
Boston Scientific Corp.*	311,700	1,664
C.R. Bard, Inc.	23,515	2,011
DENTSPLY International, Inc.	53,330	1,866
IDEXX Laboratories, Inc.*	53,315	4,103
Intuitive Surgical, Inc.*	13,488	6,245
Varian Medical Systems, Inc.*	53,005	3,558
Volcano Corp.*	121,000	2,879
Zimmer Holdings, Inc.*	82,400	4,402

		26,728

Healthcare - Services - 2.4%
Aetna, Inc.	111,500	4,704
CIGNA Corp.	167,675	7,043
Coventry Health Care, Inc.*	68,100	2,068
Health Management Associates, Inc., Class A*	569,500	4,197
Health Net, Inc.*	129,350	3,935
LifePoint Hospitals, Inc.*	41,100	1,527

		23,474

Home Furnishings - 0.5%
Harman International Industries, Inc.	64,954	2,471
Whirlpool Corp.	58,300	2,766

		5,237

Household Products/Wares - 0.6%
American Greetings Corp., Class A	31,900	399
Central Garden and Pet Co., Class A*	99,100	825
Church & Dwight Co., Inc.	96,576	4,419

		5,643

Housewares - 0.1%
Newell Rubbermaid, Inc.	67,100	1,084

Insurance - 4.9%
ACE Ltd.	77,300	5,420
Aflac, Inc.	13,700	593
Allstate (The) Corp.	55,200	1,513
American Financial Group, Inc.	49,800	1,837
Aspen Insurance Holdings Ltd.	30,700	814
Assurant, Inc.	83,000	3,408
Chubb (The) Corp.	21,800	1,509
Endurance Specialty Holdings Ltd.	53,153	2,033
Everest Re Group Ltd.	23,100	1,942
Genworth Financial, Inc., Class A*	35,900	235
Hartford Financial Services Group, Inc.	138,560	2,252
Lincoln National Corp.	374,450	7,272
Marsh & McLennan Cos., Inc.	133,675	4,227
Meadowbrook Insurance Group, Inc.	173,800	1,856
Montpelier Re Holdings Ltd.	33,200	589
PartnerRe Ltd.	10,700	687
Presidential Life Corp.	44,400	444
Tower Group, Inc.	139,500	2,814
Unum Group	100,500	2,117
Validus Holdings Ltd.	32,200	1,014
XL Group PLC	301,150	5,954

		48,530

Internet - 2.9%
Baidu, Inc. ADR*	32,800	3,820
Ctrip.com International Ltd. ADR*	112,553	2,634
F5 Networks, Inc.*	65,555	6,957
LinkedIn Corp., Class A*	28,900	1,821
Sina Corp.*	25,400	1,321
Symantec Corp.*	155,050	2,426
TripAdvisor, Inc.*	95,850	2,416
ValueClick, Inc.*	271,025	4,415
Youku, Inc. ADR*	148,180	2,322

		28,132

Iron/Steel - 0.9%
Allegheny Technologies, Inc.	83,200	3,977
Cliffs Natural Resources, Inc.	17,900	1,116
Nucor Corp.	91,150	3,607

		8,700

Leisure Time - 0.3%
Harley-Davidson, Inc.	66,750	2,595

Lodging - 0.2%
Marriott International, Inc., Class A -
(Fractional Shares)*	34,801	—
Wyndham Worldwide Corp.	48,325	1,828

		1,828

Machinery - Diversified - 1.8%
AGCO Corp.*	89,600	3,850
Albany International Corp., Class A	63,400	1,466
IDEX Corp.	56,950	2,113
NACCO Industries, Inc., Class A	7,929	708
Rockwell Automation, Inc.	61,800	4,534

MULTI-MANAGER FUNDS    30    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.6% continued
Machinery - Diversified - 1.8% continued
Roper Industries, Inc.	55,246	$4,799

		17,470

Media - 1.1%
CBS Corp., Class B (Non Voting)	91,775	2,491
DISH Network Corp., Class A	47,700	1,358
FactSet Research Systems, Inc.	38,205	3,335
Gannett Co., Inc.	130,900	1,750
Scripps Networks Interactive, Inc., Class A	36,125	1,532

		10,466

Metal Fabrication/Hardware - 0.8%
Timken Co.	196,100	7,591

Mining - 0.0%
USEC, Inc.*	172,000	196

Miscellaneous Manufacturing - 0.4%
Eaton Corp.	90,400	3,935
ITT Corp.	20,550	397

		4,332

Office/Business Equipment - 0.2%
Xerox Corp.	226,400	1,802

Oil & Gas - 3.8%
Concho Resources, Inc.*	39,570	3,710
Energen Corp.	127,250	6,363
Hess Corp.	47,200	2,681
Murphy Oil Corp.	70,600	3,935
Range Resources Corp.	51,040	3,161
Tesoro Corp.*	111,600	2,607
Valero Energy Corp.	268,175	5,645
W&T Offshore, Inc.	164,600	3,491
Western Refining, Inc.*	277,225	3,684
Whiting Petroleum Corp.*	52,660	2,459

		37,736

Oil & Gas Services - 5.1%
CARBO Ceramics, Inc.	51,810	6,390
Complete Production Services, Inc.*	48,600	1,631
Core Laboratories N.V.	64,400	7,338
FMC Technologies, Inc.*	182,590	9,537
Lufkin Industries, Inc.	76,973	5,181
Oceaneering International, Inc.	118,600	5,471
Oil States International, Inc.*	126,345	9,649
Superior Energy Services, Inc.*	190,375	5,414

		50,611

Packaging & Containers - 0.1%
Owens-Illinois, Inc.*	64,600	1,252

Pharmaceuticals - 2.8%
Cardinal Health, Inc.	143,700	5,836
Endo Pharmaceuticals Holdings, Inc.*	41,700	1,440
Herbalife Ltd.	77,275	3,993
Ironwood Pharmaceuticals, Inc.*	88,900	1,064
McKesson Corp.	21,800	1,698
Mylan, Inc.*	210,038	4,507
Par Pharmaceutical Cos., Inc.*	102,900	3,368
Perrigo Co.	18,615	1,811
SXC Health Solutions Corp.*	69,310	3,915

		27,632

Pipelines - 0.2%
Spectra Energy Corp.	75,425	2,319

Real Estate Investment Trusts - 4.5%
Annaly Capital Management, Inc.	249,775	3,986
BioMed Realty Trust, Inc.	232,925	4,211
Brandywine Realty Trust	695,825	6,610
Capstead Mortgage Corp.	111,100	1,382
CBL & Associates Properties, Inc.	609,850	9,575
CommonWealth REIT	100,500	1,672
DuPont Fabros Technology, Inc.	100,700	2,439
Home Properties, Inc.	95,025	5,471
Hospitality Properties Trust	159,100	3,656
Lexington Realty Trust	349,100	2,615
MFA Financial, Inc.	394,700	2,652
Parkway Properties, Inc.	53,600	529

		44,798

Retail - 9.7%
American Eagle Outfitters, Inc.	132,500	2,026
Arcos Dorados Holdings, Inc., Class A	151,800	3,116
Bob Evans Farms, Inc.	22,700	761
Brinker International, Inc.	170,775	4,570
CarMax, Inc.*	148,900	4,539
Chipotle Mexican Grill, Inc.*	13,055	4,409
Copart, Inc.*	75,740	3,627
Dick’s Sporting Goods, Inc.	213,980	7,892
Dillard’s, Inc., Class A	53,900	2,419
Express, Inc.*	73,050	1,457
Foot Locker, Inc.	223,275	5,323
GameStop Corp., Class A*	161,900	3,907
Gap (The), Inc.	188,400	3,495
Kohl’s Corp.	68,300	3,371

NORTHERN FUNDS QUARTERLY REPORT    31    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER MID CAP FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.6% continued
Retail - 9.7% continued
Macy’s, Inc.	290,750	$9,356
Michael Kors Holdings Ltd.*	9,200	251
Nu Skin Enterprises, Inc., Class A	44,575	2,165
O’Reilly Automotive, Inc.*	71,110	5,685
Panera Bread Co., Class A*	39,450	5,580
Pier 1 Imports, Inc.*	387,975	5,405
PVH Corp.	29,400	2,072
RadioShack Corp.	109,800	1,066
Ruby Tuesday, Inc.*	71,600	494
Rue21, Inc.*	114,091	2,464
Signet Jewelers Ltd.	71,975	3,164
Tractor Supply Co.	73,035	5,123
Urban Outfitters, Inc.*	81,916	2,258

		95,995

Savings & Loans - 0.1%
Hudson City Bancorp, Inc.	132,000	825

Semiconductors - 1.3%
ARM Holdings PLC ADR	196,740	5,444
Cavium, Inc.*	136,805	3,889
Fairchild Semiconductor International, Inc.*	189,300	2,279
KLA-Tencor Corp.	30,600	1,477

		13,089

Shipbuilding - 0.0%
Huntington Ingalls Industries, Inc.*	8,516	266

Software - 4.7%
ANSYS, Inc.*	77,660	4,448
athenahealth, Inc.*	72,835	3,578
Cerner Corp.*	81,598	4,998
Citrix Systems, Inc.*	55,650	3,379
Electronic Arts, Inc.*	202,925	4,180
Fiserv, Inc.*	38,395	2,255
Intuit, Inc.	88,595	4,659
QLIK Technologies, Inc.*	172,381	4,172
Red Hat, Inc.*	48,965	2,022
Salesforce.com, Inc.*	50,500	5,124
SuccessFactors, Inc.*	100,450	4,005
VMware, Inc., Class A*	43,802	3,644

		46,464

Telecommunications - 1.0%
Aruba Networks, Inc.*	175,500	3,250
Comtech Telecommunications Corp.	31,600	904
Harris Corp.	90,600	3,265
Telephone & Data Systems, Inc.	62,100	1,608
USA Mobility, Inc.	41,200	572

		9,599

Transportation - 2.3%
C.H. Robinson Worldwide, Inc.	99,805	6,964
Expeditors International of Washington, Inc.	163,075	6,680
Genesee & Wyoming, Inc., Class A*	46,595	2,823
Ryder System, Inc.	120,200	6,387

		22,854

Trucking & Leasing - 0.2%
AMERCO	22,800	2,015

Water - 0.6%
American Water Works Co., Inc.	182,375	5,810

Total Common Stocks (Cost $862,165)		942,509

INVESTMENT COMPANIES - 5.1%
Northern Institutional Funds - Diversified Assets Portfolio (1) (2)	50,098,200	50,098

Total Investment Companies (Cost $50,098)		50,098

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT - TERM INVESTMENTS - 0.3%
U.S. Treasury Bill, 0.01%, 5/3/12(3)	$2,900	$2,900

Total Short-Term Investments (Cost $2,900)		2,900

Total Investments - 101.0% (Cost $915,163)		995,507

Liabilities less Other Assets - (1.0)%		(9,383)

NET ASSETS - 100.0%		$986,124

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(2)	At March 31, 2011, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $39,522,000 with net purchases of approximately $10,576,000 during the nine months ended December 31, 2011.

MULTI-MANAGER FUNDS    32    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

(3)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2011, the Multi-Manager Mid Cap Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
S&P Mid Cap 400 E-mini	418	$36,671	Long	3/12	$619

Federal Tax Information:

At December 31, 2011, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$919,679

Gross tax appreciation of investments	$143,870
Gross tax depreciation of investments	(68,042)

Net tax appreciation of investments	$75,828

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Multi-Manager Mid Cap Fund’s investments and other financial instruments, which are carried at fair value, as of December 31, 2011:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$942,509	(1)	$—	$—	$942,509
Investment Companies	50,098		—	—	50,098
Short-Term Investments	—		2,900	—	2,900

Total Investments	$992,607		$2,900	$—	$995,507

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$619		$—	$—	$619

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At December 31, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

NORTHERN FUNDS QUARTERLY REPORT    33    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER SMALL CAP FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.8%
Advertising - 0.7%
Interpublic Group of (The) Cos., Inc.	91,000	$885
MDC Partners, Inc., Class A	166,945	2,257

		3,142

Aerospace/Defense - 2.7%
Alliant Techsystems, Inc.	79,200	4,527
Cubic Corp.	10,900	475
Curtiss-Wright Corp.	26,300	929
Embraer S.A. ADR	14,000	353
Kaman Corp.	101,085	2,762
Teledyne Technologies, Inc.*	64,883	3,559

		12,605

Airlines - 0.3%
Copa Holdings S.A., Class A	27,540	1,616

Apparel - 1.1%
Jones Group (The), Inc.	94,300	995
Quiksilver, Inc.*	841,100	3,036
Steven Madden Ltd.*	26,875	927

		4,958

Auto Manufacturers - 0.8%
Tesla Motors, Inc.*	30,775	879
Wabash National Corp.*	357,508	2,803

		3,682

Auto Parts & Equipment - 1.1%
Cooper Tire & Rubber Co.	86,964	1,218
Meritor, Inc.*	76,800	408
Miller Industries, Inc.	146,892	2,311
Tenneco, Inc.*	41,300	1,230

		5,167

Banks - 3.8%
Associated Banc-Corp.	79,400	887
Bank of the Ozarks, Inc.	39,900	1,182
CapitalSource, Inc.	302,800	2,029
Cass Information Systems, Inc.	35,262	1,283
Community Bank System, Inc.	45,950	1,277
First Horizon National Corp.	208,885	1,671
First Horizon National Corp. - (Fractional Shares)*	63,966	—
First Interstate Bancsystem, Inc.	88,237	1,150
Fulton Financial Corp.	185,775	1,823
Synovus Financial Corp.	242,500	342
TCF Financial Corp.	45,600	471
Trustmark Corp.	54,400	1,321
Webster Financial Corp.	48,700	993
Westamerica Bancorporation	42,432	1,863
Wintrust Financial Corp.	50,210	1,408

		17,700

Biotechnology - 0.8%
Cubist Pharmaceuticals, Inc.*	29,325	1,162
Emergent Biosolutions, Inc.*	86,985	1,465
Myriad Genetics, Inc.*	53,700	1,124

		3,751

Chemicals - 0.9%
Cabot Corp.	42,611	1,369
Innophos Holdings, Inc.	21,768	1,057
Sensient Technologies Corp.	39,900	1,512
W.R. Grace & Co.*	10,400	478

		4,416

Commercial Services - 11.9%
Acacia Research - Acacia Technologies*	41,865	1,529
American Public Education, Inc.*	72,137	3,122
Capella Education Co.*	17,397	627
CBIZ, Inc.*	292,537	1,787
Chemed Corp.	49,535	2,537
Convergys Corp.*	157,900	2,016
Corporate Executive Board (The) Co.	20,900	796
Corrections Corp. of America*	23,600	481
CoStar Group, Inc.*	20,610	1,375
Forrester Research, Inc.*	42,665	1,448
FTI Consulting, Inc.*	17,825	756
Geo Group (The), Inc.*	43,800	734
Global Cash Access Holdings, Inc.*	230,312	1,025
Global Payments, Inc.	39,300	1,862
Grand Canyon Education, Inc.*	92,457	1,476
Heidrick & Struggles International, Inc.	61,400	1,323
Hudson Highland Group, Inc.*	413,655	1,981
Huron Consulting Group, Inc.*	21,020	814
KAR Auction Services, Inc.*	143,100	1,932
Manpower, Inc.	34,800	1,244
MAXIMUS, Inc.	100,170	4,142
PHH Corp.*	178,700	1,912
R.R. Donnelley & Sons Co.	125,600	1,812
Rent-A-Center, Inc.	60,700	2,246
Resources Connection, Inc.	92,435	979
Ritchie Bros. Auctioneers, Inc.	104,532	2,308
Rollins, Inc.	174,495	3,877

MULTI-MANAGER FUNDS    34    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.8% continued
Commercial Services - 11.9% continued
ServiceSource International, Inc.*	65,550	$1,029
United Rentals, Inc.*	76,205	2,252
Valassis Communications, Inc.*	248,100	4,771
VistaPrint N.V.*	54,522	1,668

		55,861

Computers - 1.5%
CIBER, Inc.*	106,600	412
Echelon Corp.*	122,969	599
j2 Global, Inc.	104,800	2,949
Lexmark International, Inc., Class A	27,100	896
Mitek Systems, Inc.*	118,680	860
Stratasys, Inc.*	35,544	1,081

		6,797

Distribution/Wholesale - 1.6%
Beacon Roofing Supply, Inc.*	90,470	1,830
LKQ Corp.*	97,315	2,927
Owens & Minor, Inc.	66,076	1,837
Titan Machinery, Inc.*	49,200	1,069

		7,663

Diversified Financial Services - 3.2%
AerCap Holdings N.V.*	142,626	1,610
Affiliated Managers Group, Inc.*	22,300	2,140
Encore Capital Group, Inc.*	40,000	850
Financial Engines, Inc.*	131,060	2,927
MarketAxess Holdings, Inc.	6,575	198
Nelnet, Inc., Class A	156,685	3,834
Portfolio Recovery Associates, Inc.*	30,668	2,071
WisdomTree Investments, Inc.*	230,592	1,395

		15,025

Electric - 2.4%
EnerNOC, Inc.*	38,373	417
Great Plains Energy, Inc.	181,900	3,962
Portland General Electric Co.	163,100	4,125
UIL Holdings Corp.	45,260	1,601
Westar Energy, Inc.	34,800	1,001

		11,106

Electrical Components & Equipment - 0.4%
Belden, Inc.	36,731	1,223
Littelfuse, Inc.	10,500	451

		1,674

Electronics - 2.1%
CTS Corp.	87,047	801
Cymer, Inc.*	15,150	754
FARO Technologies, Inc.*	32,625	1,501
Gentex Corp.	81,983	2,426
National Instruments Corp.	118,040	3,063
Park Electrochemical Corp.	42,455	1,087

		9,632

Engineering & Construction - 0.1%
EMCOR Group, Inc.	18,300	491

Entertainment - 0.7%
Lakes Entertainment, Inc.*	53,400	100
Six Flags Entertainment Corp.	77,356	3,190

		3,290

Food - 1.3%
Fresh Market (The), Inc.*	59,175	2,361
Overhill Farms, Inc.*	399,352	1,482
United Natural Foods, Inc.*	61,024	2,441

		6,284

Forest Products & Paper - 0.9%
Buckeye Technologies, Inc.	61,600	2,060
Schweitzer-Mauduit International, Inc.	34,400	2,286

		4,346

Gas - 0.3%
South Jersey Industries, Inc.	27,681	1,573

Hand/Machine Tools - 0.3%
Franklin Electric Co., Inc.	35,920	1,565

Healthcare - Products - 4.7%
Abaxis, Inc.*	53,050	1,468
Align Technology, Inc.*	52,745	1,251
AngioDynamics, Inc.*	104,490	1,547
Cepheid, Inc.*	90,297	3,107
Endologix, Inc.*	19,195	220
Hansen Medical, Inc.*	308,043	795
Insulet Corp.*	52,150	982
Medtox Scientific, Inc.*	28,620	402
Meridian Bioscience, Inc.	64,206	1,210
NuVasive, Inc.*	130,785	1,647
STERIS Corp.	34,454	1,027
Techne Corp.	23,755	1,621
Teleflex, Inc.	32,200	1,974
West Pharmaceutical Services, Inc.	63,559	2,412

NORTHERN FUNDS QUARTERLY REPORT    35    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER SMALL CAP FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.8% continued
Healthcare - Products - 4.7% continued
Zoll Medical Corp.*	40,815	$2,579

		22,242

Healthcare - Services - 1.7%
Bio-Reference Labs, Inc.*	83,260	1,355
IPC The Hospitalist Co., Inc.*	54,650	2,498
LifePoint Hospitals, Inc.*	33,800	1,256
Mednax, Inc.*	36,625	2,637

		7,746

Home Furnishings - 0.0%
Furniture Brands International, Inc.*	160,700	198

Household Products/Wares - 0.4%
Ennis, Inc.	40,587	541
Helen of Troy Ltd.*	41,500	1,274

		1,815

Housewares - 0.3%
Toro (The) Co.	24,519	1,487
Insurance - 5.0%
Alterra Capital Holdings Ltd.	87,324	2,064
American Equity Investment Life Holding Co.	152,977	1,591
CNO Financial Group, Inc.*	363,000	2,291
Employers Holdings, Inc.	65,900	1,192
Endurance Specialty Holdings Ltd.	61,600	2,356
Global Indemnity PLC*	158,148	3,136
Horace Mann Educators Corp.	161,100	2,209
Kemper Corp.	32,600	952
National Western Life Insurance Co., Class A	1,400	191
Platinum Underwriters Holdings Ltd.	42,039	1,434
Protective Life Corp.	97,000	2,188
StanCorp Financial Group, Inc.	26,296	966
Symetra Financial Corp.	301,910	2,738

		23,308

Internet - 4.1%
Ancestry.com, Inc.*	71,550	1,643
Boingo Wireless, Inc.*	77,874	670
BroadSoft, Inc.*	97,572	2,947
Constant Contact, Inc.*	138,911	3,224
DealerTrack Holdings, Inc.*	62,690	1,709
IAC/InterActiveCorp	84,700	3,608
ReachLocal, Inc.*	51,525	318
Shutterfly, Inc.*	70,990	1,616
SPS Commerce, Inc.*	56,388	1,463
ValueClick, Inc.*	128,500	2,093

		19,291

Investment Companies - 0.4%
Hercules Technology Growth Capital, Inc.	174,437	1,647

Iron/Steel - 0.2%
Schnitzer Steel Industries, Inc., Class A	23,015	973

Leisure Time - 0.3%
Life Time Fitness, Inc.*	31,380	1,467

Machinery - Construction & Mining - 0.2%
Terex Corp.*	59,900	809

Media - 0.4%
Dolan (The) Co.*	193,036	1,645

Metal Fabrication/Hardware - 0.6%
CIRCOR International, Inc.	30,800	1,087
Dynamic Materials Corp.	71,114	1,407
Mueller Water Products, Inc., Class A	140,400	343

		2,837

Mining - 1.6%
Globe Specialty Metals, Inc.	165,090	2,211
Horsehead Holding Corp.*	278,147	2,506
Noranda Aluminum Holding Corp.	230,100	1,898
US Antimony Corp.*	275,800	662

		7,277

Miscellaneous Manufacturing - 1.6%
A.O. Smith Corp.	43,950	1,763
Brink’s (The) Co.	120,334	3,235
Polypore International, Inc.*	51,630	2,271

		7,269

Oil & Gas - 4.3%
Berry Petroleum Co., Class A	30,600	1,286
Carrizo Oil & Gas, Inc.*	72,315	1,906
Cobalt International Energy, Inc.*	155,700	2,416
Comstock Resources, Inc.*	198,307	3,034
Goodrich Petroleum Corp.*	239,185	3,284
Oasis Petroleum, Inc.*	62,100	1,806
Petroquest Energy, Inc.*	40,600	268
Quicksilver Resources, Inc.*	357,585	2,399
Resolute Energy Corp.*	47,100	509
SandRidge Energy, Inc.*	57,100	466

MULTI-MANAGER FUNDS    36    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.8% continued
Oil & Gas - 4.3% continued
Stone Energy Corp.*	110,900	$2,926

		20,300

Oil & Gas Services - 0.2%
Tesco Corp.*	91,198	1,153

Packaging & Containers - 0.8%
Silgan Holdings, Inc.	97,582	3,771

Pharmaceuticals - 1.8%
Jazz Pharmaceuticals, Inc.*	21,400	827
Medicis Pharmaceutical Corp., Class A	65,000	2,161
Neogen Corp.*	55,996	1,716
PharMerica Corp.*	78,000	1,184
Questcor Pharmaceuticals, Inc.*	47,025	1,955
Salix Pharmaceuticals Ltd.*	17,095	818

		8,661

Real Estate - 0.9%
MI Developments, Inc.	127,100	4,065

Real Estate Investment Trusts - 3.6%
American Campus Communities, Inc.	29,906	1,255
Brandywine Realty Trust	135,030	1,283
CapLease, Inc.	69,300	280
CYS Investments, Inc.	186,390	2,449
Entertainment Properties Trust	37,600	1,643
Equity Lifestyle Properties, Inc.	21,732	1,449
First Potomac Realty Trust	70,590	921
Government Properties Income Trust	118,568	2,674
Hatteras Financial Corp.	51,000	1,345
LTC Properties, Inc.	42,600	1,315
Medical Properties Trust, Inc.	103,200	1,018
Starwood Property Trust, Inc.	78,000	1,444

		17,076

Retail - 5.3%
99 Cents Only Stores*	35,500	779
AFC Enterprises, Inc.*	48,225	709
American Eagle Outfitters, Inc.	76,000	1,162
Ascena Retail Group, Inc.*	31,600	939
Bob Evans Farms, Inc.	56,525	1,896
Buffalo Wild Wings, Inc.*	750	51
Cabela’s, Inc.*	42,212	1,073
Casey’s General Stores, Inc.	23,400	1,205
Cash America International, Inc.	66,252	3,089
Cheesecake Factory (The), Inc.*	69,840	2,050
Dillard’s, Inc. Class A	19,900	893
Finish Line (The), Inc., Class A	87,963	1,697
Regis Corp.	79,695	1,319
Stage Stores, Inc.	167,474	2,326
Steinway Musical Instruments, Inc.*	38,260	958
Texas Roadhouse, Inc.	67,675	1,008
Vera Bradley, Inc.*	32,700	1,055
World Fuel Services Corp.	61,000	2,561

		24,770

Savings & Loans - 0.7%
Astoria Financial Corp.	105,991	900
First Financial Holdings, Inc.	48,500	433
Northwest Bancshares, Inc.	141,500	1,760

		3,093

Semiconductors - 3.2%
Atmel Corp.*	50,000	405
Cabot Microelectronics Corp.*	41,580	1,965
Cavium, Inc.*	47,700	1,356
Inphi Corp.*	187,904	2,247
Mellanox Technologies Ltd.*	28,925	940
ON Semiconductor Corp.*	233,000	1,799
Power Integrations, Inc.	48,655	1,613
Semtech Corp.*	107,895	2,678
Teradyne, Inc.*	134,400	1,832

		14,835

Shipbuilding - 0.8%
Huntington Ingalls Industries, Inc.*	116,100	3,632

Software - 6.2%
ACI Worldwide, Inc.*	63,800	1,827
Acxiom Corp.*	72,300	883
Allscripts Healthcare Solutions, Inc.*	93,600	1,773
athenahealth, Inc.*	30,871	1,516
Blackbaud, Inc.	53,324	1,477
Bottomline Technologies, Inc.*	31,700	734
Broadridge Financial Solutions, Inc.	60,800	1,371
Concur Technologies, Inc.*	47,122	2,393
Digi International, Inc.*	136,805	1,527
Ebix, Inc.	113,989	2,519
InnerWorkings, Inc.*	292,755	2,726
Pegasystems, Inc.	38,735	1,139
QLIK Technologies, Inc.*	36,850	892
Quality Systems, Inc.	33,080	1,224
Rosetta Stone, Inc.*	120,846	922
SciQuest, Inc.*	60,135	858

NORTHERN FUNDS QUARTERLY REPORT    37    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER SMALL CAP FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.8% continued
Software - 6.2% continued
Ultimate Software Group, Inc.*	61,265	$3,990
Verint Systems, Inc.*	51,536	1,419

		29,190

Storage/Warehousing - 0.5%
Mobile Mini, Inc.*	147,858	2,580

Telecommunications - 3.3%
Acme Packet, Inc.*	64,375	1,990
Arris Group, Inc.*	251,500	2,721
Aruba Networks, Inc.*	54,400	1,008
InterDigital, Inc.	38,100	1,660
IPG Photonics Corp.*	54,900	1,859
Plantronics, Inc.	82,550	2,942
Sycamore Networks, Inc.*	169,095	3,027
Symmetricom, Inc.*	85,700	462

		15,669

Transportation - 3.4%
Atlas Air Worldwide Holdings, Inc.*	70,700	2,717
Bristow Group, Inc.	40,800	1,934
Celadon Group, Inc.	88,478	1,045
Con-way, Inc.	136,100	3,969
Echo Global Logistics, Inc.*	75,881	1,225
Forward Air Corp.	35,055	1,124
Saia, Inc.*	31,900	398
Scorpio Tankers, Inc.*	199,281	974
Teekay Tankers Ltd., Class A	72,500	255
Tidewater, Inc.	37,486	1,848
Vitran Corp., Inc.*	86,886	500

		15,989

Trucking & Leasing - 0.4%
GATX Corp.	40,010	1,747

Total Common Stocks (Cost $440,782)		448,886

INVESTMENT COMPANIES - 5.2%
Northern Institutional Funds - Diversified Assets Portfolio (1) (2)	24,244,369	24,244

Total Investment Companies (Cost $24,244)		24,244

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.4%
U.S. Treasury Bill, 0.01%, 5/3/12(3)	$1,765	$1,765

Total Short-Term Investments (Cost $1,765)		1,765

Total Investments - 101.4% (Cost $466,791)		474,895

Liabilities less Other Assets - (1.4)%		(6,362)

NET ASSETS - 100.0%		$468,533

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(2)	At March 31, 2011, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $26,965,000 with net sales of approximately $2,721,000 during the nine months ended December 31, 2011.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets. At December 31, 2011, the Multi-Manager Small Cap Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
Russell 2000 Mini	181	$13,372	Long	3/12	$212

Federal Tax Information:

At December 31, 2011, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$471,952

Gross tax appreciation of investments	$47,634
Gross tax depreciation of investments	(44,691)

Net tax appreciation of investments	$2,943

MULTI-MANAGER FUNDS    38    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Multi-Manager Small Cap Fund’s investments and other financial instruments, which are carried at fair value, as of December 31, 2011:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$448,886	(1)	$—	$—	$448,886
Investment Companies	24,244		—	—	24,244
Short-Term Investments	—		1,765	—	1,765

Total Investments	$473,130		$1,765	$—	$474,895

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$212		$—	$—	$212

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At December 31, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

NORTHERN FUNDS QUARTERLY REPORT    39    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND	DECEMBER 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET -BACKED SECURITIES - 2.9%
Commercial Mortgage-Backed Securities - 0.4%
Credit Suisse Mortgage Capital Certificates, Series 2007-C3, Class AM,
5.71%, 6/15/39	$180	$134
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class AM,
5.87%, 12/10/49	150	133
GS Mortgage Securities Corp. II, Series 2007-GG10, Class AM,
5.79%, 8/10/45	2,730	2,221

		2,488

Home Equity - 0.2%
Asset Backed Securities Corp., Series 2006-HE7, Class A4,
0.43%, 11/25/36	1,525	506
New Century Home Equity Loan Trust, Series 2005-2, Class M2,
0.74%, 6/23/35	375	216
Option One Mortgage Loan Trust, Series
2007-1, Class 2A2,
0.39%, 1/25/37	747	452

		1,174

Other - 0.5%
Ameriquest Mortgage Securities, Inc., Series 2005-R11, Class M1,
0.74%, 1/25/36	300	172
Countrywide Asset-Backed Certificates, Series 2004-13, Class AF5B,
5.10%, 5/25/35	225	176
Countrywide Asset-Backed Certificates, Series 2004-4, Class M1,
1.01%, 7/25/34	150	109
DSC Floorplan Master Owner Trust, Series 2011-1, Class B,
8.11%, 3/15/16(1)	500	507
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF10, Class A4,
0.44%, 7/25/36	527	353
Fremont Home Loan Trust, Series 2006-D, Class 2A3,
0.44%, 11/25/36	1,341	430
Saxon Asset Securities Trust, Series
2004-3, Class M2,
0.94%, 12/26/34	245	181
Sierra Receivables Funding Co. LLC, Series 2011-3A, Class C,
9.31%, 7/20/28(1) (2)	970	970

		2,898

Whole Loan - 1.8%
Adjustable Rate Mortgage Trust, Series 2005-10, Class 5A1,
0.55%, 1/25/36	164	93
American Home Mortgage Investment Trust, Series 2005-2, Class 4A1,
2.30%, 9/25/45	487	349
American Home Mortgage Investment Trust, Series 2005-4, Class 1A1,
0.58%, 11/25/45	278	159
American Home Mortgage Investment Trust, Series 2006-1, Class 11A1,
0.43%, 3/25/46	328	176
Banc of America Mortgage Securities, Inc., Series 2005-A, Class 2A1,
2.88%, 2/25/35	118	97
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-5, Class A2,
2.25%, 8/25/35	699	596
Countrywide Alternative Loan Trust, Series 2005-14, Class 2A1,
0.50%, 5/25/35	735	387
Countrywide Alternative Loan Trust, Series 2005-38, Class A3,
0.64%, 9/25/35	410	209
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-11, Class 3A3,
3.00%, 4/25/35	585	251
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-2, Class 2A3,
0.63%, 3/25/35	603	301
GMAC Mortgage Corp. Loan Trust, Series 2005-AR3, Class 2A1,
2.87%, 6/19/35	710	602
GSR Mortgage Loan Trust, Series 2005-AR4, Class 4A1,
5.40%, 7/25/35	298	232
Indymac Index Mortgage Loan Trust, Series 2005-AR1, Class 3A1,
2.57%, 3/25/35	787	600

NORTHERN FUNDS QUARTERLY REPORT    1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET -BACKED SECURITIES - 2.9% continued
Whole Loan - 1.8% continued
Indymac Index Mortgage Loan Trust, Series 2005-AR14, Class 2A1A,
0.59%, 7/25/35	$874	$489
Indymac Index Mortgage Loan Trust, Series 2005-AR35, Class 1A1,
5.32%, 2/25/36	419	249
Indymac Index Mortgage Loan Trust, Series 2006-AR7, Class 4A1,
5.41%, 5/25/36	542	257
Lehman Mortgage Trust, Series 2005-3, Class 1A6,
0.79%, 1/25/36	273	157
Lehman Mortgage Trust, Series 2007-8, Class 2A1,
6.50%, 9/25/37	594	455
Lehman XS Trust, Series 2007-10H, Class 1A11,
0.41%, 7/25/37	346	133
Luminent Mortgage Trust, Series 2006-6, Class A1,
0.49%, 10/25/46	840	470
Mastr Adjustable Rate Mortgages Trust, Series 2005-2, Class 3A1,
2.59%, 3/25/35	661	418
Mastr Adjustable Rate Mortgages Trust, Series 2005-2, Class 5A1,
2.62%, 3/25/35	159	132
Mastr Adjustable Rate Mortgages Trust, Series 2007-1, Class I2A1,
0.45%, 1/25/47	973	516
MASTR Asset Securitization Trust, Series 2007-1, Class 1A4,
6.50%, 11/25/37	686	588
Merrill Lynch Alternative Note Asset, Series 2007-F1, Class 2A7,
6.00%, 3/25/37	882	639
New York Mortgage Trust, Series 2006-1, Class 2A2,
2.79%, 5/25/36	312	228
Residential Accredit Loans, Inc., Series 2006-QO7, Class 1A1,
1.01%, 9/25/46	983	354
Residential Accredit Loans, Inc., Series 2006-QS6, Class 1A16,
6.00%, 6/25/36	874	531
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-14, Class A1,
0.60%, 7/25/35	639	338
WaMu Mortgage Pass Through Certificates, Series 2006-AR11, Class 2A,
2.72%, 9/25/46	603	407
WaMu Mortgage Pass Through Certificates, Series 2007-OA3, Class 2A1A,
0.97%, 4/25/47	285	179
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-AR6, Class 2A,
1.17%, 8/25/46	951	388
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2007-OC1, Class A1,
0.53%, 1/25/47	1,020	378

		11,358

Total Asset-Backed Securities (Cost $19,809)		17,918

CONVERTIBLE BONDS - 5.7%
Airlines - 0.2%
AirTran Holdings, Inc.,
5.25%, 11/1/16	83	106
United Continental Holdings, Inc.,
4.50%, 6/30/21	1,525	1,372

		1,478

Apparel - 0.0%
Iconix Brand Group, Inc.,
2.50%, 6/1/16(1)	205	194

Auto Manufacturers - 0.6%
Ford Motor Co.,
4.25%, 11/15/16	2,465	3,534

Auto Parts & Equipment - 0.3%
Meritor, Inc.,
4.00%, 2/15/27	2,665	1,742
TRW Automotive, Inc.,
3.50%, 12/1/15	107	144

		1,886

Biotechnology - 0.4%
Amylin Pharmaceuticals, Inc.,
3.00%, 6/15/14	3	3
Dendreon Corp.,
2.88%, 1/15/16	45	31

MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CONVERTIBLE BONDS - 5.7% continued
Biotechnology - 0.4% continued
Gilead Sciences, Inc.,
1.00%, 5/1/14	$64	$69
PDL BioPharma, Inc.,
3.75%, 5/1/15	88	88
Vertex Pharmaceuticals, Inc.,
3.35%, 10/1/15	2,450	2,554

		2,745

Building Materials - 0.0%
Cemex S.A.B. de C.V.,
3.25%, 3/15/16(1)	47	29
3.75%, 3/15/18(1)	89	58

		87

Coal - 0.2%
Peabody Energy Corp.,
4.75%, 12/15/41	1,060	1,064

Computers - 0.1%
Mentor Graphics Corp.,
4.00%, 4/1/31(1)	170	172
SanDisk Corp.,
1.50%, 8/15/17	220	260

		432

Food - 0.1%
Smithfield Foods, Inc.,
4.00%, 6/30/13	177	216
Tyson Foods, Inc.,
3.25%, 10/15/13	51	68

		284

Healthcare - Products - 0.0%
Hologic, Inc.,
2.00%, 12/15/37	115	125
Integra LifeSciences Holdings Corp.,
1.63%, 12/15/16(1)	76	65

		190

Home Builders - 0.2%
Lennar Corp.,
2.00%, 12/1/20(1)	105	106
2.75%, 12/15/20(1)	70	78
3.25%, 11/15/21(1)(2)	1,165	1,274

		1,458

Insurance - 0.0%
Radian Group, Inc.,
3.00%, 11/15/17	58	26

Internet - 0.1%
Digital River, Inc.,
2.00%, 11/1/30(1)	195	160
WebMD Health Corp.,
2.25%, 3/31/16(1)	32	31
2.50%, 1/31/18(1)	76	71

		262

Iron/Steel - 0.1%
Steel Dynamics, Inc.,
5.13%, 6/15/14	320	348

Lodging - 0.0%
Home Inns & Hotels Management, Inc.,
2.00%, 12/15/15(1)	37	27

Machinery - Diversified - 0.0%
Altra Holdings, Inc.,
2.75%, 3/1/31(1)	57	54

Metal Fabrication/Hardware - 0.0%
RTI International Metals, Inc.,
3.00%, 12/1/15	100	100

Miscellaneous Manufacturing - 0.4%
Trinity Industries, Inc.,
3.88%, 6/1/36	2,415	2,361

Oil & Gas - 0.5%
Cheniere Energy, Inc.,
2.25%, 8/1/12	72	68
Chesapeake Energy Corp.,
2.25%, 12/15/38	3,435	2,808
Hercules Offshore, Inc.,
3.38%, 6/1/38	192	171

		3,047

Oil & Gas Services - 0.0%
Hornbeck Offshore Services, Inc.,
1.63%, 11/15/26	10	10
Newpark Resources, Inc.,
4.00%, 10/1/17	74	85

		95

Packaging & Containers - 0.0%
Owens-Brockway Glass Container, Inc.,
3.00%, 6/1/15(1)	84	78

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CONVERTIBLE BONDS - 5.7% continued
Pharmaceuticals - 0.2%
Omnicare, Inc.,
3.75%, 12/15/25	$735	$1,037
Savient Pharmaceuticals, Inc.,
4.75%, 2/1/18	134	62
Teva Pharmaceutical Finance Co. LLC,
0.25%, 2/1/26	165	171

		1,270

Semiconductors - 1.2%
Intel Corp.,
2.95%, 12/15/35	4,725	4,938
Micron Technology, Inc.,
1.50%, 8/1/31(1)	74	66
1.88%, 8/1/31(1) (2)	2,700	2,386
ON Semiconductor Corp.,
0.00%, 4/15/24(3)	95	97
2.63%, 12/15/26	33	36
Xilinx, Inc.,
3.13%, 3/15/37	130	148

		7,671

Software - 0.0%
Callidus Software, Inc.,
4.75%, 6/1/16(1)	64	67

Telecommunications - 1.1%
Alcatel-Lucent USA, Inc.,
2.88%, 6/15/23	310	223
2.88%, 6/15/25	1,000	872
Ciena Corp.,
4.00%, 3/15/15(1)	375	366
0.88%, 6/15/17	5,845	4,435
3.75%, 10/15/18(1)	240	224
Clearwire Communications LLC/Clearwire Finance, Inc.,
8.25%, 12/1/40(1)	320	203
Comtech Telecommunications Corp.,
3.00%, 5/1/29	10	11
Ixia,
3.00%, 12/15/15	232	227
Level 3 Communications, Inc.,
7.00%, 3/15/15	485	524

		7,085

Transportation - 0.0%
Ultrapetrol Bahamas Ltd.,
7.25%, 1/15/17(1)	20	14

Trucking & Leasing - 0.0%
Greenbrier Cos., Inc.,
3.50%, 4/1/18(1)	90	86

Total Convertible Bonds (Cost $35,871)		35,943

CORPORATE BONDS - 65.1%
Advertising - 0.1%
Visant Corp.,
10.00%, 10/1/17	895	819

Aerospace/Defense - 0.2%
L-3 Communications Corp.,
6.38%, 10/15/15	70	72
Meccanica Holdings USA, Inc.,
7.38%, 7/15/39(1)	300	225
TransDigm, Inc.,
7.75%, 12/15/18	850	914

		1,211

Airlines - 0.9%
Continental Airlines, Inc.,
6.75%, 9/15/15(1)	1,440	1,371
Continental Airlines, Series 1998-1, Class B, Pass Through Trust,
6.75%, 3/15/17	17	16
Continental Airlines, Series 1999-1, Class B, Pass Through Trust,
6.80%, 8/2/18	1,090	1,043
Continental Airlines, Series 1999-2, Class B, Pass Through Trust,
7.57%, 3/15/20	158	155
Continental Airlines, Series 2000-1, Class A-1, Pass Through Trust,
8.05%, 11/1/20	235	252
Continental Airlines, Series 2001-1, Class A-1, Pass Through Trust,
6.70%, 6/15/21	145	147
Continental Airlines, Series 2007-1, Class B, Pass Through Trust,
6.90%, 4/19/22	111	108
Delta Air Lines, Inc.,
9.50%, 9/15/14(1)	1,026	1,057

MULTI-MANAGER FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 65.1% continued
Airlines - 0.9% continued
UAL, Series 2009-1, Pass Through Trust,
10.40%, 11/1/16	$238	$263
UAL, Series 2009-2A, Pass Through Trust,
9.75%, 1/15/17	502	543
United Air Lines, Inc.,
9.88%, 8/1/13(1)	875	895

		5,850

Apparel - 0.7%
Jones Group (The), Inc.,
6.13%, 11/15/34	3,485	2,398
Levi Strauss & Co.,
8.88%, 4/1/16	650	676
7.63%, 5/15/20	450	459
Quiksilver, Inc.,
6.88%, 4/15/15	1,100	1,022

		4,555

Auto Manufacturers - 0.7%
Chrysler Group LLC/CG Co-Issuer, Inc.,
8.00%, 6/15/19(1)	2,205	2,018
8.25%, 6/15/21(1)	730	664
Ford Motor Co.,
9.98%, 2/15/47	255	318
Navistar International Corp.,
8.25%, 11/1/21	1,022	1,087
Oshkosh Corp.,
8.25%, 3/1/17	535	557

		4,644

Auto Parts & Equipment - 0.4%
Allison Transmission, Inc.,
7.13%, 5/15/19(1)	200	196
Goodyear Tire & Rubber (The) Co.,
7.00%, 3/15/28	80	78
Meritor, Inc.,
8.13%, 9/15/15	520	465
Tomkins LLC/Tomkins, Inc.,
9.00%, 10/1/18	697	773
UCI International, Inc.,
8.63%, 2/15/19	1,050	1,018

		2,530

Banks - 1.9%
Ally Financial, Inc.,
6.75%, 12/1/14	210	211
6.25%, 12/1/17	1,215	1,172
8.00%, 12/31/18	680	668
8.00%, 3/15/20	1,810	1,855
7.50%, 9/15/20	1,295	1,308
8.00%, 11/1/31	2,025	1,954
CIT Group, Inc.,
5.25%, 4/1/14(1)	650	648
7.00%, 5/2/16(1)	1,010	1,009
7.00%, 5/2/17(1)	620	619
6.63%, 4/1/18(1)	1,490	1,542
Provident Funding Associates L.P./PFG Finance Corp.,
10.25%, 4/15/17(1)	315	294
10.13%, 2/15/19(1)	400	308

		11,588

Beverages - 0.2%
Constellation Brands, Inc.,
7.25%, 9/1/16	265	291
Cott Beverages, Inc.,
8.38%, 11/15/17	700	755

		1,046

Building Materials - 1.0%
Griffon Corp.,
7.13%, 4/1/18	975	965
Masco Corp.,
6.13%, 10/3/16	340	349
6.50%, 8/15/32	200	179
Ply Gem Industries, Inc.,
8.25%, 2/15/18	1,090	950
USG Corp.,
9.75%, 8/1/14(1)	665	668
6.30%, 11/15/16	2,517	1,963
9.75%, 1/15/18	355	300
8.38%, 10/15/18(1)	885	814

		6,188

Chemicals - 1.4%
Braskem America Finance Co.,
7.13%, 7/22/41(1) (2)	400	385
CF Industries, Inc.,
6.88%, 5/1/18	800	916
Hercules, Inc.,
6.50%, 6/30/29	1,215	929

NORTHERN FUNDS QUARTERLY REPORT    5    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 65.1% continued
Chemicals - 1.4% continued
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC,
8.88%, 2/1/18	$755	$708
9.00%, 11/15/20	685	565
Huntsman International LLC,
8.63%, 3/15/20	180	191
8.63%, 3/15/21	335	355
Lyondell Chemical Co.,
8.00%, 11/1/17	274	299
MacDermid, Inc.,
9.50%, 4/15/17(1)	1,100	1,095
Momentive Performance Materials, Inc.,
11.50%, 12/1/16	300	224
9.00%, 1/15/21	3,575	2,717
Reichhold Industries, Inc.,
9.00%, 8/15/14(1) (2)	895	474

		8,858

Coal - 1.0%
Arch Coal, Inc.,
8.75%, 8/1/16	1,075	1,174
7.25%, 6/15/21(1)	750	771
Arch Western Finance LLC,
6.75%, 7/1/13	245	246
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.,
8.50%, 12/15/19	670	724
Consol Energy, Inc.,
8.00%, 4/1/17	450	493
8.25%, 4/1/20	450	497
Peabody Energy Corp.,
7.38%, 11/1/16	75	83
6.00%, 11/15/18(1)	1,045	1,066
6.50%, 9/15/20	205	215
6.25%, 11/15/21(1) (2)	700	724

		5,993

Commercial Services - 3.8%
ARAMARK Holdings Corp.,
8.63%, 5/1/16(1)	1,080	1,112
Brickman Group Holdings, Inc.,
9.13%, 11/1/18(1)	700	623
Cenveo Corp.,
7.88%, 12/1/13	1,634	1,283
8.88%, 2/1/18	500	436
Ceridian Corp.,
11.25%, 11/15/15	1,980	1,544
Emergency Medical Services Corp.,
8.13%, 6/1/19(1)	3,675	3,666
Ford Holdings LLC,
9.30%, 3/1/30	545	678
Interactive Data Corp.,
10.25%, 8/1/18	900	986
Iron Mountain, Inc.,
6.63%, 1/1/16	950	950
7.75%, 10/1/19	915	966
Jaguar Holding Co. II/Jaguar Merger Sub, Inc.,
9.50%, 12/1/19(1)	645	677
Knowledge Learning Corp.,
7.75%, 2/1/15(1)	460	429
Lender Processing Services, Inc.,
8.13%, 7/1/16	925	909
PHH Corp.,
9.25%, 3/1/16	450	427
R.R. Donnelley & Sons Co.,
7.25%, 5/15/18	3,510	3,405
7.63%, 6/15/20	295	276
RSC Equipment Rental, Inc./RSC Holdings III LLC,
9.50%, 12/1/14	420	432
8.25%, 2/1/21	305	309
Service Corp. International,
6.75%, 4/1/15	345	371
7.63%, 10/1/18	85	95
ServiceMaster (The) Co.,
10.75%, 7/15/15(1)	675	699
7.45%, 8/15/27	1,640	1,246
TransUnion LLC/TransUnion Financing Corp.,
11.38%, 6/15/18	875	1,000
United Rentals North America, Inc.,
10.88%, 6/15/16	955	1,060

		23,579

Computers - 0.4%
iGate Corp.,
9.00%, 5/1/16(1)	1,040	1,074
SunGard Data Systems, Inc.,
7.38%, 11/15/18	880	901

MULTI-MANAGER FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 65.1% continued
Computers - 0.4% continued
7.63%, 11/15/20	$225	$231

		2,206

Cosmetics/Personal Care - 0.1%
Elizabeth Arden, Inc.,
7.38%, 3/15/21	460	478

Distribution/Wholesale - 0.1%
Baker & Taylor, Inc.,
11.50%, 7/1/13(1)	400	312

Diversified Financial Services - 4.4%
E*Trade Financial Corp.,
12.50%, 11/30/17	754	852
Ford Motor Credit Co. LLC,
6.63%, 8/15/17	1,135	1,236
8.13%, 1/15/20	3,035	3,572
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
7.75%, 1/15/16	2,055	2,132
8.00%, 1/15/18	675	702
International Lease Finance Corp.,
6.63%, 11/15/13	975	970
8.63%, 9/15/15	1,470	1,507
5.75%, 5/15/16	1,030	955
8.75%, 3/15/17	1,310	1,349
8.88%, 9/1/17	1,210	1,252
7.13%, 9/1/18(1)	90	93
6.25%, 5/15/19	870	804
8.25%, 12/15/20	1,267	1,280
Jefferies Group, Inc.,
3.88%, 11/9/15	765	677
5.13%, 4/13/18	520	458
8.50%, 7/15/19	20	20
6.88%, 4/15/21	55	50
6.45%, 6/8/27	540	450
6.25%, 1/15/36	745	609
Residential Capital LLC,
9.63%, 5/15/15	3,590	2,513
SLM Corp.,
6.25%, 1/25/16	140	136
5.00%, 6/15/18	45	39
8.45%, 6/15/18	260	268
Springleaf Finance Corp.,
5.90%, 9/15/12	300	287
3.25%, 1/16/13(4)	550	631
5.85%, 6/1/13	1,425	1,254
5.40%, 12/1/15	640	466
5.75%, 9/15/16	715	504
6.50%, 9/15/17	300	208
6.90%, 12/15/17	2,735	1,969

		27,243

Electric - 3.9%
AES (The) Corp.,
8.00%, 10/15/17	875	963
7.38%, 7/1/21(1)	725	781
Calpine Corp.,
7.25%, 10/15/17(1) (2)	815	856
7.88%, 7/31/20(1)	2,070	2,230
7.50%, 2/15/21(1)	1,130	1,209
DPL, Inc.,
6.50%, 10/15/16(1)	385	410
7.25%, 10/15/21(1)	255	275
Dynegy Holdings LLC,
8.38%, 5/1/16(5)	1,100	732
7.75%, 6/1/19(5)	2,310	1,513
Edison Mission Energy,
7.75%, 6/15/16	641	468
7.00%, 5/15/17	1,050	683
7.20%, 5/15/19	3,215	2,009
7.63%, 5/15/27	2,940	1,735
GenOn Energy, Inc.,
9.50%, 10/15/18	350	354
9.88%, 10/15/20	950	964
Ipalco Enterprises, Inc.,
7.25%, 4/1/16(1)	640	691
NRG Energy, Inc.,
7.63%, 1/15/18	2,555	2,555
8.50%, 6/15/19	1,500	1,523
8.25%, 9/1/20	1,260	1,266
7.88%, 5/15/21(1)	2,130	2,077
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.,
11.50%, 10/1/20(1)	1,095	929

		24,223

Engineering & Construction - 0.1%
American Residential Services LLC,
12.00%, 4/15/15(1)	725	725

NORTHERN FUNDS QUARTERLY REPORT    7    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 65.1% continued
Entertainment - 2.0%
AMC Entertainment, Inc.,
8.75%, 6/1/19	$650	$673
9.75%, 12/1/20	1,175	1,116
American Casino & Entertainment Properties LLC,
11.00%, 6/15/14	290	295
CCM Merger, Inc.,
8.00%, 8/1/13(1)	480	463
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp.,
9.13%, 8/1/18	640	696
Cinemark USA, Inc.,
8.63%, 6/15/19	600	652
7.38%, 6/15/21	835	854
FireKeepers Development Authority,
13.88%, 5/1/15(1)	1,030	1,169
Isle of Capri Casinos, Inc.,
7.00%, 3/1/14	1,050	982
7.75%, 3/15/19	650	595
Jacobs Entertainment, Inc.,
9.75%, 6/15/14	150	139
Pinnacle Entertainment, Inc.,
7.50%, 6/15/15	725	718
8.63%, 8/1/17	250	264
8.75%, 5/15/20	750	735
Regal Entertainment Group,
9.13%, 8/15/18	1,025	1,099
WMG Acquisition Corp.,
9.50%, 6/15/16	2,005	2,175
9.50%, 6/15/16(1)	55	60

		12,685

Food - 0.9%
Dean Foods Co.,
7.00%, 6/1/16	595	587
9.75%, 12/15/18	1,385	1,475
Del Monte Corp.,
7.63%, 2/15/19	1,865	1,790
Dole Food Co., Inc.,
8.00%, 10/1/16(1)	85	89
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.,
9.25%, 4/1/15	825	847
10.63%, 4/1/17	300	315
8.25%, 9/1/17(1)	500	520

		5,623

Forest Products & Paper - 0.5%
Mercer International, Inc.,
9.50%, 12/1/17	975	997
NewPage Corp.,
11.38%, 12/31/14(5)	570	421
Verso Paper Holdings LLC/Verso Paper, Inc.,
11.38%, 8/1/16	835	343
8.75%, 2/1/19	325	198
Westvaco Corp.,
8.20%, 1/15/30	400	455
Xerium Technologies, Inc.,
8.88%, 6/15/18(1)	755	683

		3,097

Healthcare - Products - 0.3%
Biomet, Inc.,
10.38%, 10/15/17	705	763
11.63%, 10/15/17	975	1,058

		1,821

Healthcare - Services - 4.3%
American Renal Holdings Co., Inc.,
8.38%, 5/15/18	850	892
CHS/Community Health Systems, Inc.,
8.00%, 11/15/19(1) (2)	2,415	2,439
Fresenius Medical Care US Finance, Inc.,
6.50%, 9/15/18(1)	835	875
Gentiva Health Services, Inc.,
11.50%, 9/1/18	365	300
HCA Holdings, Inc.,
7.75%, 5/15/21	1,115	1,134
HCA, Inc.,
7.19%, 11/15/15	1,015	1,015
6.50%, 2/15/20	1,485	1,541
7.88%, 2/15/20	310	335
7.50%, 2/15/22	1,750	1,789
7.50%, 12/15/23	260	233
8.36%, 4/15/24	680	643
7.69%, 6/15/25	1,110	982
7.58%, 9/15/25	225	199
7.05%, 12/1/27	65	55

MULTI-MANAGER FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 65.1% continued
Healthcare - Services - 4.3% continued
7.50%, 11/6/33	$3,465	$2,997
7.75%, 7/15/36	420	366
Health Management Associates, Inc.,
7.38%, 1/15/20(1) (2)	1,025	1,066
HealthSouth Corp.,
8.13%, 2/15/20	650	655
IASIS Healthcare LLC/IASIS Capital Corp.,
8.38%, 5/15/19	1,150	1,003
Kindred Healthcare, Inc.,
8.25%, 6/1/19	1,225	1,029
Radiation Therapy Services, Inc.,
9.88%, 4/15/17	1,050	785
Surgical Care Affiliates, Inc.,
8.88%, 7/15/15(1)	150	150
10.00%, 7/15/17(1)	900	864
Tenet Healthcare Corp.,
9.25%, 2/1/15	265	279
8.88%, 7/1/19	1,340	1,504
6.88%, 11/15/31	1,320	1,082
United Surgical Partners International, Inc.,
9.25%, 5/1/17	675	678
Universal Health Services, Inc.,
7.13%, 6/30/16	505	549
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.,
8.00%, 2/1/18	1,725	1,712
Vanguard Health Systems, Inc.,
12.08%, 2/1/16(3)	1	1

		27,152

Holding Companies - Diversified - 0.1%
Express LLC/Express Finance Corp.,
8.75%, 3/1/18	675	731

Home Builders - 1.1%
Beazer Homes USA, Inc.,
9.13%, 6/15/18	400	275
9.13%, 5/15/19	610	416
K Hovnanian Enterprises, Inc.,
10.63%, 10/15/16	680	542
KB Home,
7.25%, 6/15/18	2,835	2,552
Lennar Corp.,
6.95%, 6/1/18	15	15
PulteGroup, Inc.,
7.88%, 6/15/32	2,015	1,622
6.38%, 5/15/33	390	270
6.00%, 2/15/35	290	193
Shea Homes L.P./Shea Homes Funding Corp.,
8.63%, 5/15/19(1)	480	449
Standard Pacific Corp.,
8.38%, 5/15/18	295	280
8.38%, 1/15/21	350	329

		6,943

Home Furnishings - 0.2%
Norcraft Cos. L.P./Norcraft Finance Corp.,
10.50%, 12/15/15	950	886

Household Products/Wares - 1.0%
Armored Autogroup, Inc.,
9.25%, 11/1/18(1)	450	347
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu,
7.75%, 10/15/16(1)	900	947
8.50%, 5/15/18(1)	400	383
7.13%, 4/15/19(1)	120	122
9.00%, 4/15/19(1)	1,000	950
7.88%, 8/15/19(1)	1,530	1,599
6.88%, 2/15/21(1)	465	463
8.25%, 2/15/21(1)	1,800	1,593

		6,404

Housewares - 0.0%
American Standard Americas,
10.75%, 1/15/16(1)	385	229

Insurance - 0.2%
American International Group, Inc.,
8.18%, 5/15/58	1,240	1,104

Internet - 0.1%
GXS Worldwide, Inc.,
9.75%, 6/15/15	930	860

Investment Companies - 0.1%
Fox Acquisition Sub LLC,
13.38%, 7/15/16(1)	780	851

Iron/Steel - 0.5%
AK Steel Corp.,
7.63%, 5/15/20	430	404
JMC Steel Group,
8.25%, 3/15/18(1)	775	756

NORTHERN FUNDS QUARTERLY REPORT    9    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 65.1% continued
Iron/Steel - 0.5% continued
United States Steel Corp.,
6.65%, 6/1/37	$2,720	$2,121

		3,281

Lodging - 2.7%
Boyd Gaming Corp.,
9.13%, 12/1/18	1,140	1,083
Caesars Entertainment Operating Co., Inc.,
12.75%, 4/15/18	575	457
10.00%, 12/15/18	4,525	3,100
CityCenter Holdings LLC/CityCenter Finance Corp.,
10.75%, 1/15/17(1)	803	827
MGM Resorts International,
5.88%, 2/27/14	2,065	2,003
6.63%, 7/15/15	415	394
6.88%, 4/1/16	690	638
7.50%, 6/1/16	2,830	2,710
7.63%, 1/15/17	2,460	2,343
9.00%, 3/15/20	825	914
San Pasqual Casino,
8.00%, 9/15/13(1)	620	611
Sheraton Holding Corp.,
7.38%, 11/15/15	640	723
Starwood Hotels & Resorts Worldwide, Inc.,
7.88%, 10/15/14	255	286
6.75%, 5/15/18	645	729

		16,818

Machinery - Construction & Mining - 0.1%
Terex Corp.,
8.00%, 11/15/17	530	519

Machinery - Diversified - 0.8%
Case New Holland, Inc.,
7.88%, 12/1/17	3,235	3,656
Manitowoc (The) Co., Inc.,
9.50%, 2/15/18	650	692
8.50%, 11/1/20	865	911

		5,259

Media - 4.6%
Allbritton Communications Co.,
8.00%, 5/15/18	295	293
AMC Networks, Inc.,
7.75%, 7/15/21(1)	880	957
Cablevision Systems Corp.,
7.75%, 4/15/18	825	874
CCO Holdings LLC/CCO Holdings Capital Corp.,
7.25%, 10/30/17	1,010	1,064
7.00%, 1/15/19	155	162
8.13%, 4/30/20	250	274
7.38%, 6/1/20	415	438
6.50%, 4/30/21	810	820
Cengage Learning Acquisitions, Inc.,
10.50%, 1/15/15(1)	755	542
Cequel Communications Holdings I LLC and Cequel Capital Corp.,
8.63%, 11/15/17(1)	2,340	2,480
Clear Channel Communications, Inc.,
5.75%, 1/15/13	1,010	959
5.50%, 9/15/14	1,000	750
10.75%, 8/1/16	2,430	1,628
Clear Channel Worldwide Holdings, Inc.,
9.25%, 12/15/17	345	373
CSC Holdings LLC,
8.50%, 4/15/14	420	465
7.63%, 7/15/18	565	622
8.63%, 2/15/19	850	980
6.75%, 11/15/21(1)	1,255	1,321
Cumulus Media, Inc.,
7.75%, 5/1/19(1)	325	288
DISH DBS Corp.,
7.75%, 5/31/15	80	88
7.88%, 9/1/19	1,500	1,695
6.75%, 6/1/21	190	205
Entravision Communications Corp.,
8.75%, 8/1/17	1,370	1,343
Gannett Co., Inc.,
9.38%, 11/15/17	1,015	1,101
7.13%, 9/1/18	1,610	1,586
McClatchy (The) Co.,
11.50%, 2/15/17	1,170	1,132
Mediacom LLC/Mediacom Capital Corp.,
9.13%, 8/15/19	175	186
Radio One, Inc.,
15.00%, 5/24/16	677	482

MULTI-MANAGER FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 65.1% continued
Media - 4.6% continued
Sinclair Television Group, Inc.,
8.38%, 10/15/18	$1,175	$1,213
Univision Communications, Inc.,
6.88%, 5/15/19(1)	1,020	984
7.88%, 11/1/20(1)	625	634
8.50%, 5/15/21(1)	1,020	928
XM Satellite Radio, Inc.,
13.00%, 8/1/13(1)	470	533
7.63%, 11/1/18(1)	1,220	1,281

		28,681

Metal Fabricate/Hardware - 0.2%
Atkore International, Inc.,
9.88%, 1/1/18	1,090	1,044
Mueller Water Products, Inc.,
7.38%, 6/1/17	435	396

		1,440

Miscellaneous Manufacturing - 0.4%
JM Huber Corp.,
9.88%, 11/1/19(1)	935	982
Park-Ohio Industries, Inc.,
8.13%, 4/1/21	375	369
RBS Global, Inc./Rexnord LLC,
8.50%, 5/1/18	1,150	1,219

		2,570

Oil & Gas - 4.7%
ATP Oil & Gas Corp.,
11.88%, 5/1/15	2,345	1,542
Calumet Specialty Products Partners L.P./Calumet Finance Corp.,
9.38%, 5/1/19(1)	555	538
9.38%, 5/1/19(1)	535	514
Chesapeake Energy Corp.,
9.50%, 2/15/15	960	1,099
6.50%, 8/15/17	220	234
6.88%, 8/15/18	195	209
6.63%, 8/15/20	355	381
6.13%, 2/15/21	1,585	1,629
Cimarex Energy Co.,
7.13%, 5/1/17	710	740
Concho Resources, Inc.,
7.00%, 1/15/21	1,050	1,127
Denbury Resources, Inc.,
8.25%, 2/15/20	240	268
EXCO Resources, Inc.,
7.50%, 9/15/18	1,590	1,502
Forest Oil Corp.,
8.50%, 2/15/14	575	627
Hercules Offshore, Inc.,
10.50%, 10/15/17(1)	899	874
Linn Energy LLC/Linn Energy Finance Corp.,
8.63%, 4/15/20	850	922
7.75%, 2/1/21	2,430	2,527
Newfield Exploration Co.,
5.75%, 1/30/22	820	886
NFR Energy LLC/NFR Energy Finance Corp.,
9.75%, 2/15/17(1)	550	495
9.75%, 2/15/17(1)	175	157
Oasis Petroleum, Inc.,
7.25%, 2/1/19	1,025	1,061
Parker Drilling Co.,
9.13%, 4/1/18	1,015	1,068
Pioneer Natural Resources Co.,
5.88%, 7/15/16	670	729
Plains Exploration & Production Co.,
7.63%, 6/1/18	310	329
8.63%, 10/15/19	705	775
7.63%, 4/1/20	625	677
6.63%, 5/1/21	655	688
6.75%, 2/1/22	835	875
Quicksilver Resources, Inc.,
11.75%, 1/1/16	620	704
Range Resources Corp.,
5.75%, 6/1/21	265	287
SandRidge Energy, Inc.,
8.00%, 6/1/18(1)	2,670	2,697
7.50%, 3/15/21	1,480	1,469
Venoco, Inc.,
8.88%, 2/15/19	725	652
WPX Energy, Inc.,
6.00%, 1/15/22(1)	810	829

		29,111

Oil & Gas Services - 0.5%
Basic Energy Services, Inc.,
7.13%, 4/15/16	625	627

NORTHERN FUNDS QUARTERLY REPORT    11    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 65.1% continued
Oil & Gas Services - 0.5% continued
Hornbeck Offshore Services, Inc.,
8.00%, 9/1/17	$650	$669
Pioneer Drilling Co.,
9.88%, 3/15/18	480	502
SESI LLC,
6.38%, 5/1/19	939	955
7.13%, 12/15/21(1) (2)	465	488

		3,241

Packaging & Containers - 1.4%
Ball Corp.,
7.13%, 9/1/16	500	544
6.63%, 3/15/18	665	682
7.38%, 9/1/19	570	624
Berry Plastics Corp.,
9.50%, 5/15/18	1,185	1,191
9.75%, 1/15/21	2,155	2,149
Owens-Brockway Glass Container, Inc.,
7.38%, 5/15/16	665	728
Pregis Corp.,
12.38%, 10/15/13	560	535
Sealed Air Corp.,
8.38%, 9/15/21(1)	1,385	1,530
Solo Cup Co.,
8.50%, 2/15/14	600	552

		8,535

Pharmaceuticals - 1.8%
Endo Pharmaceuticals Holdings, Inc.,
7.00%, 7/15/19	580	618
Mylan, Inc.,
7.63%, 7/15/17(1)	150	164
7.88%, 7/15/20(1)	820	905
NBTY, Inc.,
9.00%, 10/1/18	825	907
Valeant Pharmaceuticals International,
6.50%, 7/15/16(1)	1,510	1,508
6.75%, 10/1/17(1)	1,080	1,079
6.88%, 12/1/18(1)	925	923
7.00%, 10/1/20(1)	825	815
6.75%, 8/15/21(1)	1,930	1,862
7.25%, 7/15/22(1)	2,520	2,444

		11,225

Pipelines - 1.8%
Atlas Pipeline Partners L.P.,
8.75%, 6/15/18	900	945
Copano Energy LLC/Copano Energy Finance Corp.,
7.13%, 4/1/21	525	530
Crosstex Energy L.P./Crosstex Energy Finance Corp.,
8.88%, 2/15/18	825	901
Eagle Rock Energy Partners L.P./Eagle Rock Energy Finance Corp.,
8.38%, 6/1/19(1)	1,050	1,050
El Paso Corp.,
7.80%, 8/1/31	1,315	1,516
7.75%, 1/15/32	1,140	1,317
Energy Transfer Equity L.P.,
7.50%, 10/15/20	1,230	1,344
Kinder Morgan Finance Co. LLC,
6.00%, 1/15/18(1) (2)	360	366
MarkWest Energy Partners L.P./MarkWest Energy Finance Corp.,
8.75%, 4/15/18	745	810
6.25%, 6/15/22	505	528
Regency Energy Partners L.P./Regency Energy Finance Corp.,
6.88%, 12/1/18	1,325	1,408
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
8.25%, 7/1/16	320	335
7.88%, 10/15/18	200	211
6.88%, 2/1/21(1)	175	177

		11,438

Real Estate - 0.7%
Colonial Realty L.P.,
6.05%, 9/1/16	2,200	2,255
Toys R Us Property Co. I LLC,
10.75%, 7/15/17	1,856	2,030

		4,285

Real Estate Investment Trusts - 0.3%
Host Hotels & Resorts L.P.,
6.88%, 11/1/14	600	612
6.75%, 6/1/16	580	596
Omega Healthcare Investors, Inc.,
6.75%, 10/15/22	895	899

		2,107

MULTI-MANAGER FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 65.1% continued
Retail - 2.8%
Bon-Ton Department Stores (The), Inc.,
10.25%, 3/15/14	$640	$410
Claire’s Stores, Inc.,
9.25%, 6/1/15	325	258
9.63%, 6/1/15	156	124
8.88%, 3/15/19	650	494
Dillard’s, Inc.,
7.88%, 1/1/23	330	317
7.75%, 7/15/26	495	465
7.75%, 5/15/27	465	433
Ferrellgas L.P./Ferrellgas Finance Corp.,
9.13%, 10/1/17	1,295	1,353
Inergy L.P./Inergy Finance Corp.,
7.00%, 10/1/18	620	629
6.88%, 8/1/21	825	829
J.C. Penney Co., Inc.,
5.65%, 6/1/20	540	529
J.C. Penney Corp., Inc.,
6.38%, 10/15/36	598	500
7.40%, 4/1/37	625	581
Limited Brands, Inc.,
7.60%, 7/15/37	1,050	1,045
Michaels Stores, Inc.,
11.38%, 11/1/16	800	848
7.75%, 11/1/18	250	253
New Albertsons, Inc.,
7.45%, 8/1/29	2,890	2,254
8.70%, 5/1/30	1,050	916
8.00%, 5/1/31	1,425	1,137
PVH Corp.,
7.75%, 11/15/23	290	326
RadioShack Corp.,
6.75%, 5/15/19	500	430
Rite Aid Corp.,
8.63%, 3/1/15	550	531
Sbarro, Inc.,
10.38%, 2/1/15(5)	200	—
Sears Holdings Corp.,
6.63%, 10/15/18	1,270	965
Toys R US, Inc.,
7.38%, 10/15/18	2,415	2,168

		17,795

Semiconductors - 0.3%
Advanced Micro Devices, Inc.,
7.75%, 8/1/20	675	693
Freescale Semiconductor, Inc.,
9.25%, 4/15/18(1)	825	882
MEMC Electronic Materials, Inc.,
7.75%, 4/1/19	675	488

		2,063

Software - 1.0%
Fidelity National Information Services, Inc.,
7.63%, 7/15/17	465	504
7.88%, 7/15/20	450	486
First Data Corp.,
11.25%, 3/31/16	790	656
8.25%, 1/15/21(1)	2,450	2,193
12.63%, 1/15/21(1)	790	687
Lawson Software, Inc.,
11.50%, 7/15/18(1)	1,055	1,023
SSI Investments II/SSI Co-Issuer LLC,
11.13%, 6/1/18	770	814

		6,363

Storage/Warehousing - 0.1%
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC,
8.88%, 3/15/18	875	855

Telecommunications - 8.3%
Alcatel-Lucent USA, Inc.,
6.50%, 1/15/28	50	36
6.45%, 3/15/29	3,360	2,411
CC Holdings GS V LLC/Crown Castle GS III Corp.,
7.75%, 5/1/17(1) (2)	890	959
CenturyLink, Inc.,
6.45%, 6/15/21	245	246
7.60%, 9/15/39	1,155	1,133
Cincinnati Bell Telephone Co. LLC,
6.30%, 12/1/28	50	38
Cincinnati Bell, Inc.,
8.25%, 10/15/17	890	894
8.75%, 3/15/18	1,785	1,658
Clearwire Communications LLC/Clearwire Finance, Inc.,
12.00%, 12/1/15(1)	1,445	1,384
CommScope, Inc.,
8.25%, 1/15/19(1)	1,595	1,595

NORTHERN FUNDS QUARTERLY REPORT    13    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 65.1% continued
Telecommunications - 8.3% continued
CPI International, Inc.,
8.00%, 2/15/18	$1,025	$853
Cricket Communications, Inc.,
7.75%, 5/15/16	1,575	1,626
7.75%, 10/15/20	445	389
Frontier Communications Corp.,
8.50%, 4/15/20	330	338
7.88%, 1/15/27	1,830	1,556
9.00%, 8/15/31	5,169	4,717
7.45%, 7/1/35	10	7
GCI, Inc.,
8.63%, 11/15/19	880	934
Integra Telecom Holdings, Inc.,
10.75%, 4/15/16(1)	1,440	1,177
ITC Deltacom, Inc.,
10.50%, 4/1/16	850	869
Level 3 Financing, Inc.,
8.75%, 2/15/17	985	1,002
10.00%, 2/1/18	1,149	1,218
8.13%, 7/1/19(1)	2,840	2,797
Nextel Communications, Inc.,
7.38%, 8/1/15	500	458
PAETEC Holding Corp.,
8.88%, 6/30/17	460	497
9.88%, 12/1/18	190	209
Qwest Capital Funding, Inc.,
7.63%, 8/3/21	260	265
6.88%, 7/15/28	650	610
Qwest Communications International, Inc.,
7.13%, 4/1/18	635	660
Qwest Corp.,
6.75%, 12/1/21	940	1,025
7.50%, 6/15/23	215	215
7.20%, 11/10/26	550	549
6.88%, 9/15/33	2,490	2,473
7.13%, 11/15/43	1,150	1,115
Sprint Capital Corp.,
6.90%, 5/1/19	10	8
6.88%, 11/15/28	6,715	4,793
8.75%, 3/15/32	3,195	2,584
Sprint Nextel Corp.,
6.00%, 12/1/16	1,810	1,502
8.38%, 8/15/17	255	229
9.00%, 11/15/18(1)	940	987
Syniverse Holdings, Inc.,
9.13%, 1/15/19	820	865
West Corp.,
8.63%, 10/1/18	220	222
7.88%, 1/15/19	310	308
Windstream Corp.,
8.13%, 8/1/13	295	316
7.88%, 11/1/17	410	444
7.75%, 10/1/21	2,445	2,506
7.50%, 6/1/22(1)	810	808
7.50%, 4/1/23	614	606

		52,091

Total Corporate Bonds (Cost $418,837)		408,111

FOREIGN ISSUER BONDS - 16.3%
Airlines - 0.1%
Air Canada,
9.25%, 8/1/15(1) (2)	230	201
12.00%, 2/1/16(1) (2)	55	48

		249

Banks - 2.9%
Barclays Bank PLC,
3.68%, 8/20/15(6)	2,790,000	2,442
Export-Import Bank of Korea,
6.60%, 11/4/13(1) (7)	62,300,000	6,708
4.00%, 11/26/15(1) (8)	151,800	3,419
HBOS PLC,
6.75%, 5/21/18(1) (2)	2,700	2,165
6.00%, 11/1/33(1) (2)	200	122
Societe Generale S.A.,
5.20%, 4/15/21(1)	4,000	3,399

		18,255

Building Materials - 0.3%
Ainsworth Lumber Co. Ltd.,
11.00%, 7/29/15(1)	1,024	665
Masonite International Corp.,
8.25%, 4/15/21(1)	1,230	1,206
Urbi Desarrollos Urbanos S.A.B. de C.V.,
9.50%, 1/21/20(1)	115	116

		1,987

MULTI-MANAGER FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 16.3% continued
Chemicals - 0.4%
Ineos Group Holdings Ltd.,
7.88%, 2/15/16(4)	$100	$96
8.50%, 2/15/16(1)	1,445	1,149
LyondellBasell Industries N.V.,
6.00%, 11/15/21(1) (2)	455	472
Nova Chemicals Corp.,
8.38%, 11/1/16	750	818

		2,535

Commercial Services - 0.4%
DP World Ltd.,
6.85%, 7/2/37(1)	2,400	2,172

Computers - 0.1%
Seagate HDD Cayman,
7.00%, 11/1/21(1)	755	774

Distribution/Wholesale - 0.1%
Marfrig Overseas Ltd.,
9.50%, 5/4/20(1)	900	666

Diversified Financial Services - 0.1%
Aircastle Ltd.,
9.75%, 8/1/18	650	681

Electronics - 0.2%
NXP B.V./NXP Funding LLC,
9.75%, 8/1/18(1)	1,300	1,417

Food - 0.1%
Campofrio Food Group S.A.,
8.25%, 10/31/16(4)	300	390

Forest Products & Paper - 0.4%
Cascades, Inc.,
7.75%, 12/15/17	625	619
7.88%, 1/15/20	375	364
Catalyst Paper Corp.,
11.00%, 12/15/16(1)	800	424
Fibria Overseas Finance Ltd.,
6.75%, 3/3/21(1)	1,050	958

		2,365

Internet - 0.1%
eAccess Ltd.,
8.25%, 4/1/18(1)	800	760

Investment Companies - 0.2%
Offshore Group Investments Ltd.,
11.50%, 8/1/15	910	984

Iron/Steel - 0.4%
Algoma Acquisition Corp.,
9.88%, 6/15/15(1)	1,505	1,294
APERAM,
7.38%, 4/1/16(1)	400	342
7.75%, 4/1/18(1)	775	643

		2,279

Leisure Time - 0.3%
Royal Caribbean Cruises Ltd.,
7.25%, 6/15/16	950	1,021
7.50%, 10/15/27	945	926

		1,947

Media - 0.5%
Nara Cable Funding Ltd.,
8.88%, 12/1/18(4)	400	462
Ono Finance II PLC,
10.88%, 7/15/19(1)	395	351
Videotron Ltee,
6.88%, 1/15/14	265	266
9.13%, 4/15/18	1,095	1,206
Ziggo Bond Co. B.V.,
8.00%, 5/15/18(4)	625	821

		3,106

Mining - 1.1%
FMG Resources August 2006 Pty Ltd.,
7.00%, 11/1/15(1)	2,415	2,439
8.25%, 11/1/19(1)	1,170	1,190
Mirabela Nickel Ltd.,
8.75%, 4/15/18(1)	655	588
Novelis, Inc.,
8.38%, 12/15/17	925	983
Taseko Mines Ltd.,
7.75%, 4/15/19	650	587
Vedanta Resources PLC,
8.25%, 6/7/21(1)	1,400	1,085

		6,872

Miscellaneous Manufacturing - 0.4%
Bombardier, Inc.,
7.45%, 5/1/34(1)	2,500	2,481

Multi-National - 0.7%
European Bank for Reconstruction & Development,
9.25%, 9/10/12(9)	4,250	2,287

NORTHERN FUNDS QUARTERLY REPORT    15    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 16.3% continued
Multi-National - 0.7% continued
European Investment Bank,
8.30%, 4/24/13(1) (3) (7)	$4,605,000	$458
Inter-American Development Bank,
4.75%, 1/10/14(10)	49,400	913
International Bank for Reconstruction & Development,
2.30%, 2/26/13(6)	1,000,000	869

		4,527

Oil & Gas - 1.0%
Connacher Oil and Gas Ltd.,
8.75%, 8/1/18(1) (11)	1,290	1,147
8.50%, 8/1/19(1)	185	167
Kodiak Oil & Gas Corp.,
8.13%, 12/1/19(1) (2)	485	503
MEG Energy Corp.,
6.50%, 3/15/21(1)	950	971
OGX Petroleo e Gas Participacoes S.A.,
8.50%, 6/1/18(1)	2,450	2,401
Petroplus Finance Ltd.,
7.00%, 5/1/17(1)	1,500	743
9.38%, 9/15/19(1)	725	366

		6,298

Oil & Gas Services - 0.3%
MBPS Finance Co.,
11.25%, 11/15/15(1)	1,080	724
Subsea 7 S.A.,
2.25%, 10/11/13	200	215
Trinidad Drilling Ltd.,
7.88%, 1/15/19(1)	852	878

		1,817

Packaging & Containers - 0.2%
ARD Finance S.A.,
11.13%, 6/1/18(1) (2)	419	358
Ardagh Packaging Finance PLC,
9.13%, 10/15/20(1)	775	767
9.25%, 10/15/20(4)	300	352

		1,477

Pharmaceuticals - 0.1%
ConvaTec Healthcare E S.A.,
10.50%, 12/15/18(1)	875	781

Sovereign - 2.9%
Brazilian Government International Bond,
10.25%, 1/10/28(9)	6,000	3,582
Hellenic Republic Government Bond,
4.60%, 7/20/18(4)	70	20
4.70%, 3/20/24(4)	3,090	920
2.30%, 7/25/30(4)	70	22
4.50%, 9/20/37(4)	80	21
Ireland Government Bond,
4.50%, 10/18/18(4)	175	186
4.50%, 4/18/20(4)	340	347
5.00%, 10/18/20(4)	40	42
5.40%, 3/13/25(4)	1,495	1,533
Italy Buoni Poliennali Del Tesoro,
5.25%, 11/1/29(4)	105	113
5.75%, 2/1/33(4)	90	100
5.00%, 8/1/34(4)	110	113
Korea Treasury Bond,
5.00%, 9/10/14(6)	972,050	879
Mexican Bonos,
6.50%, 6/10/21(12)	47,400	3,397
8.00%, 12/7/23(12)	16,500	1,326
Philippine Government International Bond,
4.95%, 1/15/21(8)	10,000	228
6.25%, 1/14/36(8)	40,000	917
Portugal Obrigacoes do Tesouro OT,
4.80%, 6/15/20(4)	25	18
3.85%, 4/15/21(4)	830	584
3.85%, 4/15/21(4)	25	17
4.95%, 10/25/23(4)	1,855	1,248
South Africa Government Bond,
6.75%, 3/31/21(13)	13,400	1,528
Uruguay Government International Bond,
3.70%, 6/26/37(14)	17,225	1,026

		18,167

Telecommunications - 2.6%
Alcatel-Lucent,
5.00%, 1/1/15(4)	4,845	149
America Movil S.A.B. de C.V.,
8.46%, 12/18/36(12)	3,400	236
Axtel S.A.B. de C.V.,
9.00%, 9/22/19(1)	1,445	1,076
Bakrie Telecom Pte Ltd.,
11.50%, 5/7/15(1)	1,700	1,054
Intelsat Jackson Holdings S.A.,
7.25%, 4/1/19(1)	450	457
8.50%, 11/1/19	360	382

MULTI-MANAGER FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 16.3% continued
Telecommunications - 2.6% continued
Intelsat Luxembourg S.A.,
11.25%, 2/4/17	$3,840	$3,715
11.50%, 2/4/17	2,870	2,769
Portugal Telecom International Finance B.V.,
4.13%, 8/28/14(4)	150	161
5.00%, 11/4/19(4)	300	272
4.50%, 6/16/25(4)	50	39
Telecom Italia Capital S.A.,
6.38%, 11/15/33	70	53
6.00%, 9/30/34	765	567
UPC Holding B.V.,
9.75%, 4/15/18(4)	200	265
9.88%, 4/15/18(1)	743	792
8.38%, 8/15/20(4)	375	465
UPCB Finance V Ltd.,
7.25%, 11/15/21(1) (2)	275	278
Virgin Media Finance PLC,
9.50%, 8/15/16	1,230	1,381
Wind Acquisition Finance S.A.,
7.25%, 2/15/18(1)	1,380	1,256
Wind Acquisition Holdings Finance S.A.,
12.25%, 7/15/17(1)	1,376	1,008

		16,375

Transportation - 0.3%
CHC Helicopter S.A.,
9.25%, 10/15/20(1)	1,025	922
General Maritime Corp.,
12.00%, 11/15/17(5)	1,345	23
Teekay Corp.,
8.50%, 1/15/20	1,025	987

		1,932

Trucking & Leasing - 0.1%
AWAS Aviation Capital Ltd.,
7.00%, 10/17/16(1)	827	827

Total Foreign Issuer Bonds (Cost $111,078)		102,121

TERM LOANS - 1.3%
Apparel - 0.1%
Lord & Taylor LLC,
0.00%, 1/9/19(15)	630	627

Electric - 0.4%
Texas Competitive Electric Holdings Co. LLC,
0.00%, 10/10/17	4,401	2,781

Lodging - 0.3%
Caesars Entertainment Operating Co., Inc.,
0.00%, 1/28/15	1,250	1,084
0.00%, 10/31/16	442	438
MGM Resorts International,
0.00%, 2/21/14	385	377

		1,899

Media - 0.1%
Cumulus Media Holdings, Inc.,
0.00%, 9/16/18(15)	355	347

Pharmaceuticals - 0.0%
Pharmaceutical Product Development, Inc.,
0.00%, 11/13/15	195	193

Real Estate Investment Trusts - 0.3%
iStar Financial, Inc.,
0.00%, 6/30/14	1,625	1,569

Retail - 0.1%
BJ’s Wholesale Club, Inc.,
0.00%, 9/29/18	850	852

Total Term Loans (Cost $9,212)		8,268

	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS - 0.3%
Banks - 0.3%
Ally Financial, Inc.*	41,725	$767
Ally Financial, Inc.(1) *	1,245	893

		1,660

Home Builders - 0.0%
Hovnanian Enterprises, Inc.*	10,100	14

Total Preferred Stocks (Cost $2,259)		1,674
CONVERTIBLE PREFERRED STOCKS - 1.6%
Auto Manufacturers - 0.6%
General Motors Co., 4.75%*	108,450	3,714

NORTHERN FUNDS QUARTERLY REPORT    17    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
CONVERTIBLE PREFERRED STOCKS - 1.6% continued
Auto Parts & Equipment - 0.4%
Goodyear Tire & Rubber (The) Co., 5.88%*	50,400	$2,452

Banks - 0.0%
Bank of America Corp., 7.25%*	75	59
Wells Fargo & Co., 7.50%*	90	95
Wintrust Financial Corp., 7.50%*	2,700	121

		275

Commercial Services - 0.0%
United Rentals Trust I, 6.50%*	1,680	79

Computers - 0.0%
Unisys Corp., 6.25%*	62	4

Housewares - 0.4%
Newell Financial Trust I, 5.25%*	51,950	2,195

Insurance - 0.0%
Hartford Financial Services Group, Inc., 7.25%*	1,660	31
MetLife, Inc., 5.00%*	1,570	97

		128

Mining - 0.0%
Molycorp, Inc., 5.50%*	660	37

Oil & Gas - 0.0%
Apache Corp., 6.00%*	4,180	227

Pipelines - 0.2%
El Paso Energy Capital Trust I, 4.75%*	24,025	1,106

Savings & Loans - 0.0%
Sovereign Capital Trust IV, 4.38%*	400	19

Total Convertible Preferred Stocks (Cost $11,873)		10,236

INVESTMENT COMPANIES - 7.6%
Northern Institutional Funds -
Diversified Assets Portfolio (16) (17)	47,508,671	47,509

Total Investment Companies (Cost $47,509)		47,509

Total Investments - 100.8% (Cost $656,448)		631,780

Liabilities less Other Assets - (0.8)%		(5,111)

NET ASSETS - 100.0%		$626,669

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At December 31, 2011, the value of these restricted illiquid securities amounted to approximately $16,535,000 or 2.6% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Air Canada,
9.25%, 8/1/15	11/9/11-11/23/11	$217
Air Canada,
12.00%, 2/1/16	11/8/11	52
ARD Finance S.A.,
11.13%, 6/1/18	5/13/11-6/20/11	421
Braskem America Finance Co.,
7.13%, 7/22/41	11/3/11-11/4/11	393
Calpine Corp.,
7.25%, 10/15/17	7/8/11	840
CC Holdings GS V LLC/Crown
Castle GS III Corp.,
7.75%, 5/1/17	9/14/11	968
CHS/Community Health Systems, Inc.,
8.00%, 11/15/19	11/14/11-11/29/11	1,627
HBOS PLC,
6.75%, 5/21/18	11/14/11-12/14/11	2,152
HBOS PLC,
6.00%, 11/1/33	11/10/11	130
Health Management Associates, Inc.,
7.38%, 1/15/20	11/8/11-11/22/11	1,031
Kinder Morgan Finance Co. LLC,
6.00%, 1/15/18	9/22/11	362
Kodiak Oil & Gas Corp.,
8.13%, 12/1/19	11/18/11	493
Lennar Corp.,
3.25%, 11/15/21	11/23/11	1,165
LyondellBasell Industries N.V.,
6.00%, 11/15/21	11/4/11	400
Micron Technology, Inc.,
1.88%, 8/1/31	7/21/11-8/31/11	2,407
Peabody Energy Corp.,
6.25%, 11/15/21	11/7/11	700
Reichhold Industries, Inc.,
9.00%, 8/15/14	3/16/10-4/1/10	850
SESI LLC,
7.13%, 12/15/21	11/21/11	465
Sierra Receivables Funding Co. LLC, Series 2011-3A, Class C
9.31%, 7/20/28	11/4/11	970

MULTI-MANAGER FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
UPCB Finance V Ltd.,
7.25%, 11/15/21	11/8/11	$275

(3)	Zero coupon bond reflects effective yield on the date of purchase.
(4)	Principal amount is denoted in Euro.
(5)	Issuer has defaulted on terms of debt obligation.
(6)	Principal amount is denoted in South Korean Won.
(7)	Principal amount is denoted in Indonesian Rupiah.
(8)	Principal amount is denoted in Philippine Peso.
(9)	Principal amount is denoted in Brazilian Real.
(10)	Principal amount is denoted in Indian Rupee.
(11)	Par value is denoted in Canadian Dollar.
(12)	Par Value is denoted in Mexican Peso.
(13)	Principal amount is denoted in South African Rand.
(14)	Principal amount is denoted in Uruguayan Peso.
(15)	When-Issued Security.
(16)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(17)	At March 31, 2011, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $30,007,000 with net purchases of approximately $17,502,000 during the nine months ended December 31, 2011.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2011, the credit quality distribution for the Multi-Manager High Yield Opportunity Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF LONG TERM INVESTMENTS
AAA	0.7%
A	3.8
BBB	3.1
BB	21.2
B	39.3
CCC or Below	22.5
Non-Rated	1.9
Cash Equivalents	7.5

Total	100.0%

*	Credit quality ratings are compiled from two external rating agencies: Moody’s and Standard & Poor’s. We report the lowest rating of the two in the event there are any differences between them. If neither of these rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). Government securities consist of obligations issued or guaranteed by the U.S. Treasury. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Federal Tax Information:

At December 31, 2011, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$657,226

Gross tax appreciation of investments	$12,378
Gross tax depreciation of investments	(37,824)

Net tax depreciation of investments	$(25,446)

At December 31, 2011, the Multi-Manager High Yield Opportunity Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	94.0%
All other currencies less than 5%	6.0

Total	100.0%

At December 31, 2011, the Multi-Manager High Yield Opportunity Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000S)
Mexican Peso	1,558	United States Dollar	112	1/3/12	$—
Euro	35	United States Dollar	46	1/31/12	—
Euro	2,192	United States Dollar	2,855	1/31/12	18
Euro	5,040	United States Dollar	6,996	1/31/12	471
United States
Dollar	400	Euro	300	1/31/12	(11)

Total					$478

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Valuations based on inputs that are unobservable and insignificant. The Fund utilized the following techniques on Level 3 investments: The Fund valued certain securities using prices provided by a third party pricing provider.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Multi-Manager High Yield Opportunity Fund’s investments and other financial instruments, which are carried at fair value, as of December 31, 2011:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities
Commercial Mortgage-Backed Securities	$—	$2,488	$—	$2,488
Home Equity	—	1,174	—	1,174
Other	—	1,928	970	2,898
Whole Loan	—	11,358	—	11,358

NORTHERN FUNDS QUARTERLY REPORT    19    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Convertible Bonds	$—	$35,943	(1)	$—	$35,943
Corporate Bonds
Advertising	—	819		—	819
Aerospace/Defense	—	1,211		—	1,211
Airlines	—	5,850		—	5,850
Apparel	—	4,555		—	4,555
Auto Manufacturers	—	4,644		—	4,644
Auto Parts & Equipment	—	2,530		—	2,530
Banks	—	11,588		—	11,588
Beverages	—	1,046		—	1,046
Building Materials	—	6,188		—	6,188
Chemicals	—	8,858		—	8,858
Coal	—	5,993		—	5,993
Commercial Services	—	23,579		—	23,579
Computers	—	2,206		—	2,206
Cosmetics/Personal Care	—	478		—	478
Distribution/Wholesale	—	312		—	312
Diversified Financial Services	—	27,243		—	27,243
Electric	—	24,223		—	24,223
Engineering & Construction	—	725		—	725
Entertainment	—	12,685		—	12,685
Food	—	5,623		—	5,623
Forest Products & Paper	—	3,097		—	3,097
Healthcare - Products	—	1,821		—	1,821
Healthcare - Services	—	24,713		2,439	27,152
Holding Companies - Diversified	—	731		—	731
Home Builders	—	6,943		—	6,943
Home Furnishings	—	886		—	886
Household Products/Wares	—	6,404		—	6,404
Housewares	—	229		—	229
Insurance	—	1,104		—	1,104
Internet	—	860		—	860
Investment Companies	—	851		—	851
Iron/Steel	—	3,281		—	3,281
Lodging	—	16,818		—	16,818
Machinery - Construction & Mining	—	519		—	519
Machinery - Diversified	—	5,259		—	5,259
Media	—	28,681		—	28,681
Metal Fabricate/ Hardware	—	1,440		—	1,440
Miscellaneous Manufacturing	—	2,570		—	2,570
Oil & Gas	—	29,111		—	29,111
Oil & Gas Services	—	3,241		—	3,241
Packaging & Containers	—	8,535		—	8,535
Pharmaceuticals	—	11,225		—	11,225
Pipelines	—	11,438		—	11,438
Real Estate	—	4,285		—	4,285
Real Estate Investment Trusts	—	2,107		—	2,107
Retail	—	17,795		—	17,795
Semiconductors	—	2,063		—	2,063
Software	—	6,363		—	6,363
Storage/Warehousing	—	855		—	855
Telecommunications	—	52,091		—	52,091
Foreign Issuer Bonds
Airlines	—	249		—	249
Banks	—	5,963		12,292	18,255
Building Materials	—	1,987		—	1,987
Chemicals	—	2,535		—	2,535
Commercial Services	—	2,172		—	2,172
Computers	—	774		—	774
Distribution/Wholesale	—	666		—	666
Diversified Financial Services	—	681		—	681
Electronics	—	1,417		—	1,417
Food	—	390		—	390
Forest Products & Paper	—	2,365		—	2,365
Internet	—	760		—	760
Investment Companies	—	984		—	984
Iron/Steel	—	2,279		—	2,279
Leisure Time	—	1,947		—	1,947
Media	—	3,106		—	3,106
Mining	—	6,872		—	6,872
Miscellaneous Manufacturing	—	2,481		—	2,481
Multi-National	—	3,200		1,327	4,527
Oil & Gas	—	5,795		503	6,298
Oil & Gas Services	—	1,817		—	1,817
Packaging & Containers	—	1,120		357	1,477
Pharmaceuticals	—	781		—	781
Sovereign	—	12,680		5,487	18,167
Telecommunications	—	16,375		—	16,375
Transportation	—	1,932		—	1,932
Trucking & Leasing	—	827		—	827
Term Loans	—	8,268	(1)	—	8,268
Preferred Stocks Banks	767	893		—	1,660
Home Builders	14	—		—	14
Convertible Preferred Stocks Auto Manufacturers	3,714	—		—	3,714
Auto Parts & Equipment	2,452	—		—	2,452
Banks	180	95		—	275
Commercial Services	—	79		—	79
Computers	4	—		—	4
Housewares	2,195	—		—	2,195
Insurance	128	—		—	128
Mining	37	—		—	37
Oil & Gas	227	—		—	227
Pipelines	1,106	—		—	1,106
Savings & Loans	—	19		—	19
Investment Companies	47,509	—		—	47,509

Total Investments	$58,333	$550,072		$23,375	$631,780

OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign
Currency Exchange
Contracts	$—	$489		$—	$489
Liabilities
Forward Foreign
Currency Exchange
Contracts	—	(11)		—	(11)

MULTI-MANAGER FUNDS    20    NORTHERN FUNDS QUATERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Total Other Financial Instruments	$—	$478	$—	$478

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At December 31, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/11 (000S)	REALIZED GAINS (000S)	REALIZED LOSSES (000S)	CHANGE IN UNREALIZED APPRECIATION (000S)	CHANGE IN UNREALIZED DEPRECIATION (000S)	PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S) (1)(2)	TRANSFERS OUT OF LEVEL 3 (000S) (2)(3)	BALANCE AS OF 12/31/11 (000S)
Asset-Backed Securities
Other ABS	$—	$—	$—	$—	$—	$1,010	$(40)	$—	$—	$970
Convertible Bonds
Internet	31	—	—	—	—	—	—	—	(31)	—
Corporate Bonds
Healthcare Services	—	—	—	32	—	2,407	—	—	—	2,439
Iron/Steel	1,329	13	—	—	(49)	525	(1,063)	—	(755)	—
Miscellaneous Manufacturing	1,603	—	(10)	—	(16)	633	(2,210)	—	—	—
Shipbuilding	1,236	—	(44)	—	(34)	482	(1,640)	—	—	—
Foreign Issuer Bonds
Banks	10,312	—	—	—	(172)	2,152	—	—	—	12,292
Electric	430	—	(167)	195	—	—	(458)	—	—	—
Iron/Steel	1,275	—	(24)	—	(396)	384	(846)	—	(393)	—
Multi-National	3,985	—	—	—	(373)	—	—	—	(2,285)	1,327
Oil & Gas	1,064	—	—	—	(330)	492	—	—	(723)	503
Packaging & Containers	—	—	—	—	(63)	963	(543)	—	—	357
Sovereign	4,590	—	—	—	(129)	—	—	1,026	—	5,487
Telecommunications	1,174	—	—	—	(595)	474	—	—	(1,053)	—

Total	$27,029	$13	$(245)	$227	$(2,157)	$9,522	$(6,800)	$1,026	$(5,240)	$23,375

(1)	Transferred into Level 3 due to security being valued based on unobservable inputs using the last traded price from a primary pricing service and because there is a lack of market activity and data observed for this security.
(2)	The value of Transfers Into and Out of Level 3 are measured using the fair value as of the end of the period, December 31, 2011.
(3)	Transferred out of Level 3 due to security being valued based on other observable inputs using the last traded price of similar securities from a primary pricing service.

The amount of change in net unrealized appreciation (depreciation) on investments in Level 3 securities still held at December 31, 2011 was approximately $(364).

NORTHERN FUNDS QUARTERLY REPORT    21    MULTI-MANAGER FUNDS

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended, (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Separate certifications for the principal executive and principal financial officers of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Funds

By:	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date:	February 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date:	February 28, 2012

By:	/s/ Randal Rein
Randal Rein, Treasurer
(Principal Financial and Accounting Officer)

Date:	February 28, 2012